UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Blvd.
Charlotte, N.C. 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Funds	April 30, 2019

TIAA-CREF

Equity Funds

The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail	Class
Fund name	Class	Class	Class	Class	Class	W
Growth & Income Fund	TIGRX	TGIHX	TRPGX	TRGIX	TIIRX	TGIWX
Large-Cap Growth Fund	TILGX	TILHX	TILPX	TILRX	TIRTX	TILWX
Large-Cap Value Fund	TRLIX	TRLHX	TRCPX	TRLCX	TCLCX	TRLWX
Mid-Cap Growth Fund	TRPWX	TCMHX	TRGPX	TRGMX	TCMGX	—
Mid-Cap Value Fund	TIMVX	TRVHX	TRVPX	TRVRX	TCMVX	—
Quant Large-Cap Growth Fund	TLIIX	TECGX	—	—	—	TECWX
Quant Large-Cap Value Fund	TEVIX	TELCX	—	—	—	TELWX
Quant Small-Cap Equity Fund	TISEX	TSCHX	TSRPX	TRSEX	TCSEX	TSCWX
Quant Small/Mid-Cap Equity Fund	TSMWX	TSMNX	TSMMX	TSMOX	TSMEX	TSMUX
Social Choice Equity Fund	TISCX	TICHX	TRPSX	TRSCX	TICRX	—
Social Choice Low Carbon Equity Fund	TNWCX	TCCHX	TPWCX	TEWCX	TLWCX	—
Emerging Markets Equity Fund	TEMLX	TEMHX	TEMPX	TEMSX	TEMRX	TEMVX
International Equity Fund	TIIEX	TIEHX	TREPX	TRERX	TIERX	TIEWX
International Opportunities Fund	TIOIX	TIOHX	TIOPX	TIOTX	TIOSX	TIOVX
Quant International Equity Fund	TFIIX	TEIEX	—	—	—	TEIWX
Quant International Small-Cap Equity Fund	TIISX	TAISX	TPISX	TTISX	TLISX	TAIWX
Social Choice International Equity Fund	TSONX	TSOHX	TSOPX	TSOEX	TSORX	—

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	3

Brad Finkle

Letter to investors

Global equity markets recorded positive results during the six months ended April 30, 2019. Despite concerns about slower growth early in the period, the U.S. economic expansion continued and led domestic stocks higher. Overseas, similar concerns about slowing growth in certain foreign economies were even more pronounced at the end of 2018, but equities in both developed- and emerging-markets countries closed the reporting period with gains. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 9.7%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE Index, which tracks stocks in 21 developed-markets nations outside North America, advanced 7.5%.
•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, returned 13.8%.
•	Institutional Class returns for all 17 TIAA-CREF Equity Funds were positive, and eight of the funds outperformed their respective benchmarks for the period.

Growing economy overcame early concerns, lifting U.S. stocks

Renewed confidence in U.S. economic growth in the first four months of 2019 helped domestic stocks to overcome steep declines in the final two months of 2018 and finish the six-month period with solid gains. Unemployment fell to its lowest level in nearly half a century, while inflation remained stable.

Worries about a global economic slowdown pulled stocks lower in the first two months of the reporting period. But equities staged a powerful recovery in the New Year, after the Federal Reserve took a more cautious approach toward future interest-rate increases. Accelerating economic growth and easing trade tensions in the first quarter of 2019 also bolstered investor confidence.

During the period, mid-cap stocks outperformed large- and small-cap equities, while growth-oriented shares outgained value stocks across all market capitalizations. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth led international stocks higher

An improving outlook for the global economy and strong labor markets supported solid returns in international developed stock markets. Growth in the euro area economy accelerated year-on-year during the first quarter of 2019. The unemployment rate in the area fell to its lowest level in more than a decade. Unemployment in the United Kingdom declined to its lowest reading since 1974.

Reacting to concerns about the potential for slowing economic growth earlier in the period, the European Central Bank decided against any increases in benchmark interest rates in 2019 and planned a new round of low-cost bank financing. The Bank of England left its benchmark rate unchanged.

Emerging markets outperformed developed markets and U.S. stocks

Recovering from a challenging environment over the previous six months, emerging-markets stocks recorded broad-based gains and outperformed developed-markets equities during the period.

Many emerging markets benefited from improving confidence in global growth. In particular, easing global trade tensions during the period lifted stocks in China and several other emerging-markets nations. Economies of emerging-markets countries that rely on oil exports also improved with the more upbeat outlook. China’s economy, which benefited from government stimulus plans, expanded by 6.4% year-on-year in the first quarter of 2019.

4	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

All funds recorded positive results

All 17 TIAA-CREF Equity Funds posted gains during the reporting period, with eight surpassing their benchmarks. The funds’ six-month returns ranged from 19.6% for the Emerging Markets Equity Fund to 3.9% for the International Equity Fund. (All fund returns are for the Institutional Class.)

Growth stocks—both domestic and international—generally produced the largest gains. Among domestic equity funds, the Mid-Cap Growth Fund’s 18.1% advance outpaced the gain of its benchmark. The Large-Cap Growth Fund exceeded its benchmark with a return of 13.1%, while the Quant Large-Cap Growth Fund gained 10.4%, falling short of the same benchmark.

Turning to funds focused on smaller or mid-sized domestic stocks, both the Quant Small/Mid-Cap Equity Fund and the Quant Small-Cap Equity Fund outperformed their benchmarks with returns of 9.7% and 6.6%, respectively.

The Growth & Income Fund advanced 8.9% but trailed the performance of its benchmark.

Elsewhere, the Social Choice Equity Fund outperformed its benchmark with a gain of 10.0%. The Social Choice Low Carbon Equity Fund returned 9.4%, trailing the same benchmark.

Value-oriented stocks also recorded consistent but more modest gains during the period. The Mid-Cap Value Fund gained 7.4%, while the Quant Large-Cap Value Fund and the Large-Cap Value Fund advanced 6.4% and 6.1%, respectively. All three funds lagged their shared benchmark.

Looking to international funds, the Emerging Markets Equity Fund far exceeded its benchmark with a gain of 19.6%. Among other foreign funds that outpaced their benchmarks, the International Opportunities Fund returned 11.0%, and the Social Choice International Equity Fund advanced 8.1%.

The Quant International Equity Fund gained 6.8%, while the Quant International Small-Cap Equity Fund advanced 4.9% and the International Equity Fund returned 3.9%. However, all three fell short of their benchmarks.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

A steady hand amid market fluctuations

The recent volatility in the world’s financial markets serves as a good reminder of an important lesson: markets can pivot at any time, such as during the first four months of 2019, when gloom about a stalling global economy evaporated and stock prices seemed to turn on a dime.

The lesson from this rally is that while market attitudes can change in a hurry, your investment goals should not. We believe a diversified portfolio of stocks in a professionally managed mutual fund or group of funds can be a prudent approach to weathering the inevitable ups and downs of financial markets, helping investors to stay focused on their long-term goals. Of course, diversification does not guarantee against market losses.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	5

Market monitor

Domestic and foreign equities advanced after early setback

For the six months ended April 30, 2019, U.S. and international stock markets recorded solid returns while the global economy continued to grow. The Russell 3000® Index, a broad-based measure of the U.S. stock market, returned 9.7% for the period. International developed- and emerging-markets equities also posted gains, with the latter performing best.

U.S. economy expanded while inflation remained moderate

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.2% over the final three months of 2018. However, in the first quarter of 2019, the economy reversed two consecutive quarters of decelerating growth, and GDP expanded at an annualized rate of 3.2%, according to the government’s “advance” estimate. Rising exports and falling imports helped the economy grow faster during this period. Consumer spending, which accounts for two-thirds of all economic activity, grew at an annualized rate of just 1.2% in the first quarter of 2019 after climbing 2.5% in the fourth quarter of 2018.

The U.S. unemployment rate fell to 3.6% in April 2019, its lowest level in nearly 50 years. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve-month period ended in April. The price of West Texas Intermediate crude oil (WTI) ended the six-month reporting period nearly unchanged at almost $64 per barrel. Oil prices fell sharply in late 2018 on prospects of a slower global economy before recovering later in the period.

Global equities posted strong gains

U.S. large- and mid-cap stocks outperformed; emerging markets soared

Source: U.S. large cap: Russell 1000® Index; U.S. mid cap: Russell Midcap® Index; U.S. small cap: Russell 2000® Index; Foreign developed markets: MSCI EAFE Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2019.

Mid-cap stocks, growth shares posted strongest gains

In the U.S. equity markets, mid-cap stocks outperformed large- and small-cap shares, while growth equities of all sizes outpaced value stocks during the period. Mid-cap stocks gained 11.7%, while large- and small-cap equities returned 10.0% and 6.1%, respectively. Among mid-cap stocks, growth shares advanced 16.6%, while value stocks gained 8.3%. In the large-cap category, growth equities returned 12.1%, while value shares gained 7.9%. Small-cap growth stocks advanced 8.3%, while small-cap value equities earned 3.8%. (Returns by investment style and capitalization size are based on the Russell indexes.)

Internationally, stocks in both developed and emerging markets posted gains, despite suffering losses at the end of 2018. The MSCI EAFE Index, which tracks stock performance in 21 developed-markets countries outside North America, gained 7.5% for the six-month period. The MSCI Emerging Markets Index returned 13.8%.

Stock markets fell before staging a strong recovery

At the end of 2018, equity markets lost ground amid concerns over slower economic growth and prospects of further U.S. interest-rate increases. The Federal Reserve raised the federal funds target rate in December 2018 to 2.25%–2.50% and had indicated that further increases were likely for the key short-term interest-rate measure. Slowing economies in Europe and China and a looming federal government shutdown also weighed on stocks.

But equities dramatically reversed course in January 2019, when Fed policymakers adopted a “patient” approach toward further interest-rate increases. A month-long government shutdown—the longest in U.S. history—also ended in late January, bolstering equities. Bond markets remained stable, with yields on most U.S. government securities declining during the six months. Only yields on short-term securities ended the period higher (bond prices move in the opposite direction of yields).

Despite concerns about the pace of global economic growth at the start of 2019, performance over the first three months of the year was encouraging. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period. The European Central Bank shelved plans to raise key interest rates in 2019 and said it would offer banks a new round of low-cost financing later in the year. The Bank of England left its benchmark rate unchanged at 0.75%.

6	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 46 developed and emerging-markets countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-markets countries, excluding the United States, and 24 emerging-markets countries.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018–April 30, 2019).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	9

Growth & Income Fund

Expense example

Six months ended April 30, 2019

Growth & Income Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,089.42	$2.12
Advisor Class	1,000.00	1,088.11	2.64
Premier Class	1,000.00	1,087.70	2.90
Retirement Class	1,000.00	1,087.78	3.42
Retail Class	1,000.00	1,087.52	3.62
Class W	1,000.00	1,090.90	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,022.02	2.81
Retirement Class	1,000.00	1,021.52	3.31
Retail Class	1,000.00	1,021.32	3.51
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.51% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class, 0.70% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Information technology	23.8
Health care	14.9
Communication services	11.2
Financials	10.7
Consumer discretionary	9.7
Industrials	9.5
Consumer staples	8.0
Energy	5.1
Materials	3.7
Utilities	2.1
Real estate	1.0
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2019

The Growth & Income Fund returned 8.94% for the Institutional Class, compared with the 9.76% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2019, the Fund returned 9.85% versus 13.49% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the large-cap-oriented S&P 500 Index slightly outperformed the Russell 3000®Index, a broad measure of the U.S. stock market, which gained 9.71%.

Consumer discretionary, information technology led the benchmark higher

All eleven industry sectors in the S&P 500 Index posted positive results for the six-month period. Consumer discretionary—the index’s fifth-largest sector—performed best with a gain of 15.2%. The benchmark’s largest sector, information technology, had the second-largest return at 14.6%. The relatively small real estate sector had the third-largest gain of 14.4%, followed by industrials and communication services at 13.1% and 11.8%, respectively. Together, these five sectors made up more than one-half of the index’s total market capitalization on April 30, 2019. Among other large sectors, health care rose 1.5% and financials added 7.9%.

For the six-month period, four of the five largest stocks in the S&P 500 Index generated returns that surpassed the overall performance of the benchmark. Facebook advanced the most, while Microsoft and Amazon.com also outperformed strongly. Alphabet (Google’s parent company) surpassed the index, while Apple suffered losses.

Stock selection hindered Fund’s relative performance

During the period, the Fund underperformed its benchmark as certain stocks did not perform as anticipated. A nonbenchmark holding in British online shopping and cosmetics retailer ASOS was the largest detractor due to a poor earnings report, while an overweight position in energy firm Concho Resources declined due to a poor outlook for 2019. An out-of-benchmark position in Teva Pharmaceuticals and an overweight position in Take-Two Interactive Software also dampened relative returns.

Several astute stock allocations partially offset the impact of these negative factors. Chief among these was a nonbenchmark holding in cloud-based information security company Zscaler, which reported strong fiscal Q2 earnings and solid guidance for fiscal Q3. An underweight position in lagging United Healthcare Group also boosted relative returns, as did a nonbenchmark holding in semiconductor firm Marvell Technology Group. Avoiding Johnson & Johnson, which performed poorly, was also beneficial.

10	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Growth & Income Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	7/1/99	8.94%	9.85%		11.31%		14.81%		0.40%	0.40%
Advisor Class	12/4/15	8.81	9.66		11.23	†	14.78	†	0.49	0.49
Premier Class	9/30/09	8.77	9.59		11.15		14.65	†	0.55	0.55
Retirement Class	10/1/02	8.78	9.53		11.04		14.52		0.65	0.65
Retail Class	3/31/06	8.75	9.44		10.98		14.47		0.69	0.69
Class W	9/28/18	9.09	10.07	†	11.35	†	14.84	†	0.40	0.00
S&P 500® Index	—	9.76	13.49		11.63		15.32		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	61.9
More than $15 billion–$50 billion	22.9
More than $2 billion–$15 billion	15.1
$2 billion or less	0.1
Total	100.0

Fund profile
as of 4/30/2019
Net assets	$6.85 billion
Portfolio turnover rate*	36%
Number of holdings	184
Weighted median market capitalization	$92.94 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.4

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	11

Large-Cap Growth Fund

Expense example

Six months ended April 30, 2019

Large-Cap Growth Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,130.73	$2.22
Advisor Class	1,000.00	1,130.70	2.69
Premier Class	1,000.00	1,130.25	3.01
Retirement Class	1,000.00	1,129.23	3.54
Retail Class	1,000.00	1,128.74	3.80
Class W	1,000.00	1,133.11	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.71	2.11
Advisor Class	1,000.00	1,022.27	2.56
Premier Class	1,000.00	1,021.97	2.86
Retirement Class	1,000.00	1,021.47	3.36
Retail Class	1,000.00	1,021.22	3.61
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.42% for the Institutional Class, 0.51% for the Advisor Class, 0.57% for the Premier Class, 0.67% for the Retirement Class, 0.72% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Information technology	39.5
Communication services	20.0
Consumer discretionary	15.4
Health care	13.0
Industrials	7.1
Materials	2.9
Financials	0.7
Consumer staples	0.4
Energy	0.2
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

Performance for the six months ended April 30, 2019

The Large-Cap Growth Fund returned 13.07% for the Institutional Class, compared with the 12.09% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2019, the Fund returned 16.33% versus 17.43% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Cyclical sectors helped drive the benchmark higher

Nine of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Cyclical sectors that are tied to the health of the U.S. economy performed especially well, including consumer discretionary, information technology and industrials, which rose 15.7%, 14.9% and 12.4%, respectively. Together, these three sectors accounted for nearly 60.0% of the index’s total market capitalization on April 30, 2019, and contributed more than two-thirds of its return for the period. Energy was the sole detractor, returning –1.6%. Health care was the second-worst performer, rising just 0.9% amid concerns about the potential for tighter government regulation.

For the six-month period, three of the five largest stocks in the Russell 1000 Growth Index generated returns that surpassed the overall return of the index. They were Facebook, Microsoft and Amazon.com. Alphabet, the parent company of Google, posted a double-digit gain but underperformed the benchmark. Shares of Apple declined, in part due to slowing iPhone sales.

Stock choices boosted the Fund’s relative return

The Fund outperformed its benchmark mainly because of numerous successful stock selections. Chief among these were an underweight position in Apple and a lack of exposure to UnitedHealth Group. The next-largest contributors to relative performance were overweight holdings in biopharmaceutical company TESARO, which was acquired by drug giant GlaxoSmithKline, and cloud-computing firm ServiceNow, which reported record financial results.

These positive effects were partly mitigated by certain unfavorable stock allocations. The largest detractor in the Fund was an overweight investment in video game maker Activision Blizzard, which faced heightened competition. Overweight positions in electric car manufacturer Tesla and Jazz Pharmaceuticals also hurt relative returns.

12	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Large-Cap Growth Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	3/31/06	13.07%	16.33%		15.28%		16.89%		0.41%	0.41%
Advisor Class	12/4/15	13.07	16.28		15.22	†	16.86	†	0.52	0.52
Premier Class	9/30/09	13.03	16.18		15.11		16.73	†	0.57	0.57
Retirement Class	3/31/06	12.92	16.03		14.96		16.58		0.67	0.67
Retail Class	3/31/06	12.87	15.97		14.91		16.51		0.72	0.72
Class W	9/28/18	13.31	16.63	†	15.34	†	16.92	†	0.41	0.00
Russell 1000® Growth Index	—	12.09	17.43		14.50		16.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	70.5
More than $15 billion–$50 billion	25.2
More than $2 billion–$15 billion	4.3
Total	100.0

Fund profile
as of 4/30/2019
Net assets	$5.71 billion
Portfolio turnover rate*	42%
Number of holdings	87
Weighted median market capitalization	$128.36 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.4

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	13

Large-Cap Value Fund

Expense example

Six months ended April 30, 2019

Large-Cap Value Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,060.54	$1.99
Advisor Class	1,000.00	1,059.93	2.15
Premier Class	1,000.00	1,059.76	2.76
Retirement Class	1,000.00	1,059.69	3.27
Retail Class	1,000.00	1,058.78	3.57
Class W	1,000.00	1,062.34	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.86	1.96
Advisor Class	1,000.00	1,022.71	2.11
Premier Class	1,000.00	1,022.12	2.71
Retirement Class	1,000.00	1,021.62	3.21
Retail Class	1,000.00	1,021.32	3.51
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.39% for the Institutional Class, 0.42% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class, 0.70% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Financials	24.4
Health care	15.3
Information technology	13.4
Industrials	11.0
Energy	9.0
Communication services	6.6
Consumer staples	6.1
Utilities	4.7
Materials	4.6
Consumer discretionary	2.7
Real estate	1.6
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2019

The Large-Cap Value Fund returned 6.05% for the Institutional Class, compared with the 7.90% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2019, the Fund returned 2.46% versus 9.06% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most sectors helped the benchmark climb higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced for the six months. They included information technology and industrials, which climbed 18.8% and 14.7%, respectively, and made sizeable contributions to the index’s return. Financials—the benchmark’s largest sector—was the top contributor but rose a more modest 7.3%, weighed down by concerns about banks’ profitability. Together, these three sectors represented almost 40.0% of the index’s total market capitalization on April 30, 2019. Energy, the only detractor for the period, returned –1.1%. Health care—the index’s second-largest component—rose just 2.9% amid the threat of tighter government regulation.

For the six-month period, all of the five largest stocks in the Russell 1000 Value Index posted gains, but only Bank of America and JPMorgan Chase surpassed the overall return of the benchmark. The underperformers were Berkshire Hathaway, Exxon Mobil and Johnson & Johnson.

Stock picks dampened relative results

Stock selection hindered the Fund’s performance relative to the index. The biggest detractor for the period was an overweight holding in insurer Cigna. Regulatory risk was a headwind for Cigna, and the company’s 2019 profit forecast disappointed investors. The next-largest detractors were an overweight in Concho Resources, an energy firm, and out-of-index investments in airplane manufacturer Bombardier and UnitedHealth Group.

An overweight position in Microsoft was the largest contributor to the Fund’s relative performance. Sales of the company’s Windows operating system rebounded, and its cloud-computing business experienced strong growth. Other top contributors were a lack of exposure to retail pharmacy firm Walgreens Boots Alliance and an overweight in technology giant Cisco Systems.

14	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Large-Cap Value Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	6.05%	2.46%		6.38%		12.60%		0.40%	0.40%
Advisor Class	12/4/15	5.99	2.40		6.34	†	12.57	†	0.49	0.49
Premier Class	9/30/09	5.98	2.27		6.22		12.43	†	0.55	0.55
Retirement Class	10/1/02	5.97	2.20		6.12		12.31		0.65	0.65
Retail Class	10/1/02	5.88	2.14		6.05		12.25		0.71	0.71
Class W	9/28/18	6.23	2.70	†	6.43	†	12.62	†	0.40	0.00
Russell 1000® Value Index	—	7.90	9.06		8.27		13.76		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	73.8
More than $15 billion–$50 billion	20.5
More than $2 billion–$15 billion	5.7
Total	100.0

Fund profile
as of 4/30/2019
Net assets	$6.19 billion
Portfolio turnover rate*	69%
Number of holdings	85
Weighted median market capitalization	$134.56 billion
Price/earnings ratio (weighted 12-month trailing average)†	18.1

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	15

Mid-Cap Growth Fund

Expense example

Six months ended April 30, 2019

Mid-Cap Growth Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,181.18	$2.60
Advisor Class	1,000.00	1,181.15	2.92
Premier Class	1,000.00	1,180.12	3.41
Retirement Class	1,000.00	1,179.77	3.95
Retail Class	1,000.00	1,179.81	4.22
5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	2.41
Advisor Class	1,000.00	1,022.12	2.71
Premier Class	1,000.00	1,021.67	3.16
Retirement Class	1,000.00	1,021.17	3.66
Retail Class	1,000.00	1,020.93	3.91

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.48% for the Institutional Class, 0.54% for the Advisor Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	34.3
Consumer discretionary	17.1
Industrials	16.0
Health care	13.3
Financials	5.3
Communication services	5.3
Materials	3.5
Real estate	2.5
Consumer staples	1.4
Energy	1.0
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2019

The Mid-Cap Growth Fund returned 18.12% for the Institutional Class, compared with the 16.55% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2019, the Fund returned 15.07% versus 17.64% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Largest sectors fueled the benchmark’s advance

Nine of the ten industry sectors in the Russell Midcap Growth Index (utilities are no longer represented) advanced during the period. Seven scored double-digit gains, including information technology, consumer discretionary and industrials—the benchmark’s three largest sectors for the period. Information technology was the best performer, rising 25.5%. Consumer discretionary and industrials gained 13.0% and 16.3%, respectively. Together, these three sectors represented nearly two-thirds of the benchmark’s total market capitalization on April 30, 2019. Energy was the sole decliner, returning –2.7%.

The performance of the five largest stocks in the Russell Midcap Growth Index varied widely. Cloud-computing firm ServiceNow—the largest stock—posted an impressive gain that strongly surpassed the overall return of the benchmark. Medical equipment company Edwards Lifesciences also outperformed, although by a much smaller margin. Financial services technology firm Fiserv and retailer Dollar General produced double-digit gains but trailed the benchmark. Ross Stores declined slightly.

Stock selections lifted the Fund above its benchmark

The Fund outperformed its benchmark mainly because of numerous favorable stock choices. The largest contributor to relative returns was an overweight holding in biopharmaceutical firm TESARO, which was acquired by drug maker GlaxoSmithKline. The next-largest contributors were nonbenchmark positions in Chinese data-center operator GDS Holdings and online game provider Zynga. GDS Holdings enjoyed strong demand from China’s leading cloud, internet and e-commerce companies. Zygna announced operating results and growth forecasts that suggested its multiyear turnaround effort was a success.

The largest detractor for the period was an overweight holding in Jazz Pharmaceuticals, which experienced slower-than-expected sales of a new leukemia drug. An overweight in Parsley Energy and an underweight in software supplier Workday also detracted.

16	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Mid-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	18.12%	15.07%	10.50%		15.48%		0.47%	0.47%
Advisor Class	12/4/15	18.12	15.07	10.47	†	15.46	†	0.56	0.56
Premier Class	9/30/09	18.01	14.90	10.34		15.31	†	0.62	0.62
Retirement Class	10/1/02	17.98	14.79	10.23		15.19		0.72	0.72
Retail Class	10/1/02	17.98	14.79	10.17		15.14		0.77	0.77
Russell Midcap® Growth Index	—	16.55	17.64	12.20		16.56		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $15 billion–$50 billion	61.3
More than $2 billion–$15 billion	36.9
$2 billion or less	1.8
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$1.55 billion
Portfolio turnover rate*	39%
Number of holdings	122
Weighted median market capitalization	$19.10 billion
Price/earnings ratio (weighted 12-month trailing average)†	42.8

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	17

Mid-Cap Value Fund

Expense example

Six months ended April 30, 2019

Mid-Cap Value Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,073.76	$2.01
Advisor Class	1,000.00	1,073.36	2.47
Premier Class	1,000.00	1,072.73	2.78
Retirement Class	1,000.00	1,072.20	3.29
Retail Class	1,000.00	1,072.32	3.55
5% annual hypothetical return
Institutional Class	1,000.00	1,022.86	1.96
Advisor Class	1,000.00	1,022.41	2.41
Premier Class	1,000.00	1,022.12	2.71
Retirement Class	1,000.00	1,021.62	3.21
Retail Class	1,000.00	1,021.37	3.46

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.39% for the Institutional Class, 0.48% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	16.8
Industrials	12.7
Consumer discretionary	11.2
Utilities	10.8
Real estate	10.8
Information technology	9.1
Energy	8.0
Materials	6.5
Health care	5.6
Consumer staples	4.5
Communication services	3.4
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2019

The Mid-Cap Value Fund returned 7.38% for the Institutional Class, compared with the 8.28% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2019, the Fund returned 2.42% versus 5.76% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

Nine of the eleven industry sectors in the Russell Midcap Value Index advanced during the period. With a 17.6% gain, information technology was the best-performing sector. Industrials was the second-best performer, advancing 15.7% and making the largest return contribution. Other top contributors included real estate, which climbed 11.9%, and financials—the index’s biggest component—which rose 9.2%. Together, these four sectors represented more than one-half of the index’s total market capitalization on April 30, 2019. Energy was the worst-performing sector, returning –7.8%.

All of the five largest stocks in the Russell Midcap Value Index posted gains that exceeded the overall performance of the index. Semiconductor manufacturer Analog Devices led the way, followed by payment processor Worldpay and energy firms Williams Companies and Sempra Energy. Financial software provider Fidelity National Information Services was the worst performer of the five but still delivered a double-digit gain.

Fund advanced for the period but trailed its benchmark

The Fund modestly lagged its benchmark for the period due to certain stock allocations that did not perform as anticipated. Two of the largest detractors were a nonbenchmark position in Matador Resources and an overweight investment in Concho Resources, both energy firms. Other significant detractors included an overweight in grain-trading company Bunge, which was hurt by global trade tensions, and a lack of exposure to semiconductor maker Analog Devices, which benefited from strength in its communications segment.

On the plus side, the top contributor was an out-of-index holding in cable TV company Altice, whose earnings surpassed expectations. The next-largest contributors were an overweight position in Marvell Technology, and nonbenchmark allocations to lighting manufacturer Cree and semiconductor company NXP.

18	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Mid-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	7.38%	2.42%	6.47%		13.18%		0.42%	0.42%
Advisor Class	12/4/15	7.34	2.37	6.41	†	13.15	†	0.51	0.51
Premier Class	9/30/09	7.27	2.26	6.31		13.01	†	0.57	0.57
Retirement Class	10/1/02	7.22	2.15	6.21		12.90		0.67	0.67
Retail Class	10/1/02	7.23	2.10	6.16		12.86		0.72	0.72
Russell Midcap® Value Index	—	8.28	5.76	7.83		14.98		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	0.4
More than $15 billion–$50 billion	41.8
More than $2 billion–$15 billion	54.0
$2 billion or less	3.8
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$3.30 billion
Portfolio turnover rate*	49%
Number of holdings	200
Weighted median market capitalization	$12.46 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.9

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	19

Quant Large-Cap Growth Fund

Expense example

Six months ended April 30, 2019

Quant Large-Cap Growth Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,104.05	$1.72
Advisor Class	1,000.00	1,103.63	2.14
Class W	1,000.00	1,105.81	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.16	1.66
Advisor Class	1,000.00	1,022.76	2.06
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.33% for the Institutional Class, 0.41% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	34.7
Consumer discretionary	13.8
Communication services	12.0
Industrials	11.5
Health care	10.0
Financials	8.6
Consumer staples	5.9
Real estate	1.7
Materials	1.3
Energy	0.2
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2019

The Quant Large-Cap Growth Fund returned 10.41% for the Institutional Class, compared with the 12.09% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2019, the Fund returned 14.50% versus 17.43% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Cyclical sectors helped drive the benchmark higher

Nine of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Cyclical sectors that are tied to the health of the U.S. economy performed especially well, including consumer discretionary, information technology and industrials, which rose 15.7%, 14.9% and 12.4%, respectively. Together, these three sectors accounted for nearly 60.0% of the index’s total market capitalization on April 30, 2019, and contributed more than two-thirds of its return for the period. Energy was the sole detractor, returning –1.6%. Health care was the second-worst performer, rising just 0.9% amid concerns about the potential for tighter government regulation.

For the six-month period, three of the five largest stocks in the Russell 1000 Growth Index generated returns that surpassed the overall return of the index. They were Facebook, Microsoft and Amazon.com. Alphabet, the parent company of Google, posted a double-digit gain but underperformed the benchmark. Shares of Apple declined, in part due to slowing iPhone sales.

Fund advanced but trailed its benchmark

The Fund lagged its benchmark, mainly due to overweight positions in several stocks that declined. The largest detractor was technology company Alliance Data Systems, which suffered from weakness in one of its business units and then announced it was going to sell the unit at a lower-than-anticipated price. The next-largest detractors were overweights in steel producer Steel Dynamics and biotechnology firm Biogen.

On the positive side, several stock choices boosted relative returns. The largest contributor was an underweight holding in Activision Blizzard, a video game maker that was hurt by increased competition. Overweights in aircraft component supplier TransDigm Group and communications company Ubiquiti Networks were also beneficial.

20	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant Large-Cap Growth Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	11/30/07	10.41%	14.50%		14.14%		16.29%		0.32%	0.32%
Advisor Class	12/4/15	10.36	14.29		14.11	†	16.27	†	0.43	0.43
Class W	9/28/18	10.58	14.68	†	14.18	†	16.31	†	0.32	0.00
Russell 1000® Growth Index	—	12.09	17.43		14.50		16.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	63.2
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	14.9
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$2.82 billion
Portfolio turnover rate*	50%
Number of holdings	222
Weighted median market capitalization	$112.90 billion
Price/earnings ratio (weighted 12-month trailing average)†	21.6

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	21

Quant Large-Cap Value Fund

Expense example

Six months ended April 30, 2019

Quant Large-Cap Value Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,063.73	$1.64
Advisor Class	1,000.00	1,062.51	2.15
Class W	1,000.00	1,064.64	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.61
Advisor Class	1,000.00	1,022.71	2.11
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.32% for the Institutional Class, 0.42% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	24.5
Health care	12.5
Industrials	9.8
Consumer staples	9.1
Information technology	9.1
Energy	8.5
Consumer discretionary	7.1
Communication services	5.5
Utilities	5.1
Materials	4.6
Real estate	3.9
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the six months ended April 30, 2019

The Quant Large-Cap Value Fund returned 6.37% for the Institutional Class, compared with the 7.90% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2019, the Fund returned 6.16% versus 9.06% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most sectors helped the benchmark climb higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced, with four achieving double-digit gains for the six months. They included information technology and industrials, which climbed 18.8% and 14.7%, respectively, and made sizeable contributions to the index’s return. Financials—the benchmark’s largest sector—was the top contributor but rose a more modest 7.3%, weighed down by concerns about banks’ profitability. Together, these three sectors represented almost 40.0% of the index’s total market capitalization on April 30, 2019. Energy, the only detractor for the period, returned –1.1%. Health care—the index’s second-largest component—rose just 2.9% amid the threat of tighter government regulation.

For the six-month period, all of the five largest stocks in the Russell 1000 Value Index posted gains, but only Bank of America and JPMorgan Chase surpassed the overall return of the benchmark. The underperformers were Berkshire Hathaway, Exxon Mobil and Johnson & Johnson.

Stock allocations limited the Fund’s relative return

The Fund trailed its benchmark for the six months due to certain stock selections. The largest detractors were overweight positions in utility PG&E and drugstore owner Walgreens Boots Alliance, both of which registered declines. PG&E faced liabilities related to its role in the 2018 California wildfires, while an increasingly challenging competitive environment impacted Walgreens Boots Alliance. The next-largest detractor was an overweight investment in steel producer Steel Dynamics.

On the plus side, the top contributor to relative results was an overweight holding in consumer products company Kimberly-Clark, which benefited from higher selling prices. An underweight in Kraft Heinz, which declined sharply, and an overweight in semiconductor maker Broadcom, which performed well, were also helpful.

22	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant Large-Cap Value Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	11/30/07	6.37%	6.16%		7.25%		12.70%		0.32%	0.32%
Advisor Class	12/4/15	6.25	6.15		7.16	†	12.65	†	0.41	0.41
Class W	9/28/18	6.46	6.36	†	7.29	†	12.72	†	0.32	0.00
Russell 1000® Value Index	—	7.90	9.06		8.27		13.76		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	52.0
More than $15 billion–$50 billion	26.0
More than $2 billion–$15 billion	21.7
$2 billion or less	0.3
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$2.64 billion
Portfolio turnover rate*	62%
Number of holdings	293
Weighted median market capitalization	$62.81 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.4

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	23

Quant Small-Cap Equity Fund

Expense example

Six months ended April 30, 2019

Quant Small-Cap Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,066.07	$2.05
Advisor Class	1,000.00	1,065.83	2.51
Premier Class	1,000.00	1,065.58	2.82
Retirement Class	1,000.00	1,065.10	3.33
Retail Class	1,000.00	1,064.49	3.43
Class W	1,000.00	1,068.59	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.36	2.46
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.47	3.36
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.49% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.67% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	17.8
Information technology	15.0
Health care	15.0
Industrials	14.5
Consumer discretionary	10.1
Real estate	9.1
Energy	4.8
Materials	4.7
Consumer staples	3.5
Utilities	3.2
Communication services	2.1
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2019

The Quant Small-Cap Equity Fund returned 6.61% for the Institutional Class, compared with the 6.06% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2019, the Fund returned 5.93% versus 4.61% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

Eight of the eleven industry sectors in the Russell 2000 Index posted positive results for the six months. Information technology—the index’s third-largest sector—performed best with a gain of 22.1%. The benchmark’s fourth-largest sector, industrials, delivered a solid gain of 7.1%, while the largest sector, financials, advanced 5.3%. The smaller utilities and real estate sectors generated the second- and third-largest returns at 12.1% and 9.3%, respectively. Together, these five sectors made up almost 60.0% of the index’s total market capitalization on April 30, 2019. Energy, health care—the second-largest index sector—and consumer staples all had negative returns.

For the six-month period, all of the five largest stocks in the Russell 2000 index generated sizable returns that exceeded the overall performance of the benchmark. Online advertising firm The Trade Desk advanced the most, while lighting manufacturer Cree, e-commerce website Etsy, software developer Hubspot and discount store chain Five Below also outperformed with double-digit gains.

Positive stock allocations helped the Fund outperform its benchmark

During the period, overweight positions in several strong-performing stocks led the Fund to outperform the index. Chief among these was an overweight to online advertising company The Trade Desk, which reported better-than-expected Q1 earnings growth. Overweight positions in payroll and human capital management software firm Paylocity, diagnostic medical imaging provider Lantheus and genetic testing firm Invitae all benefited relative results.

By contrast, certain Fund positions did not perform as anticipated. The three largest detractors were overweight positions in telecommunications company Vonage, multilevel marketing nutrition and skincare firm USANA Health Sciences and Weight Watchers, all of which underperformed the benchmark.

24	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant Small-Cap Equity Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	6.61%	5.93%		9.48%		14.67%		0.41%	0.41%
Advisor Class	12/4/15	6.58	5.90		9.43	†	14.65	†	0.48	0.48
Premier Class	9/30/09	6.56	5.76		9.31		14.50	†	0.56	0.56
Retirement Class	10/1/02	6.51	5.70		9.20		14.39		0.66	0.66
Retail Class	10/1/02	6.45	5.63		9.15		14.33		0.71	0.71
Class W	9/28/18	6.86	6.18	†	9.53	†	14.70	†	0.41	0.00
Russell 2000® Index	—	6.06	4.61		8.63		14.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $15 billion–$50 billion	0.6
More than $2 billion–$15 billion	53.4
$2 billion or less	46.0
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$3.16 billion
Portfolio turnover rate*	40%
Number of holdings	364
Weighted median market capitalization	$2.10 billion
Price/earnings ratio (weighted 12-month trailing average)†	30.6

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	25

Quant Small/Mid-Cap Equity Fund

Expense example

Six months ended April 30, 2019

Quant Small/Mid-Cap Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,096.66	$2.65
Advisor Class	1,000.00	1,095.56	2.81
Premier Class	1,000.00	1,094.97	3.43
Retirement Class	1,000.00	1,094.41	3.95
Retail Class	1,000.00	1,094.02	4.62
Class W	1,000.00	1,098.32	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.27	2.56
Advisor Class	1,000.00	1,022.12	2.71
Premier Class	1,000.00	1,021.52	3.31
Retirement Class	1,000.00	1,021.03	3.81
Retail Class	1,000.00	1,020.38	4.46
Class W	1,000.00	1,024.79	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.51% for the Institutional Class, 0.54% for the Advisor Class, 0.66% for the Premier Class, 0.76% for the Retirement Class, 0.89% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Industrials	18.1
Information technology	17.1
Financials	15.2
Health care	11.9
Consumer discretionary	10.8
Real estate	10.2
Materials	4.8
Communication services	3.6
Energy	3.6
Utilities	2.4
Consumer staples	2.2
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2019

The Quant Small/Mid-Cap Equity Fund returned 9.67% for the Institutional Class, compared with the 8.76% return of its benchmark, the Russell 2500® Index. For the one-year period ended April 30, 2019, the Fund returned 10.91% versus 7.89% for the index. The performance table shows returns for all share classes of the Fund.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. In December 2018, the Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information and utilities were top performers in the benchmark

Ten of the eleven industry sectors in the Russell 2500 Index generated positive returns for the six months. Information technology, the index’s largest sector, also had the best performance, returning 24.6%. Financials, industrials and real estate also made solid contributions with returns of 7.5%, 10.3% and 10.3%, respectively. Together, these four sectors accounted for 57.2% of the benchmark’s total market capitalization on April 30, 2019. The utilities sector was the second-best performer with a gain of 13.5%. Energy was the only sector that lost ground, declining 19.0%.

Each of the benchmark’s five largest stocks outperformed over the six-month period. Strong earnings reports helped each of the benchmark’s four largest positions gain more than 50%, including information technology providers Advanced Micro Devices, Cadence Design Systems, Veeva Systems and Keysight Technologies. CDW, also in the technology field, gained 18.1%.

Fund advanced and outperformed its benchmark

The Fund outperformed its benchmark primarily due to overweight allocations in stocks with returns that far outpaced the index. The Fund benefited most from overweight positions in Twilio and Veeva Systems. Twilio, a cloud-communications platform provider, surged after posting strong earnings, while Veeva, which provides cloud-based software for the health care industry, has experienced strong growth. Trade Desk, which offers a web-based ad buying platform, also surpassed analysts’ earnings expectations.

Those benefits were partly offset by an overweight position in weight loss company Medifast, which declined due to profit-taking by investors. Renewable Energy Group also detracted, as the producer of biofuels underperformed after lower fuel prices reduced the company’s fourth-quarter revenue. Finally, the Fund’s holdings of Harsco, a worldwide industrial services company, underperformed despite a strong earnings report.

26	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant Small/Mid-Cap Equity Fund					Average annual		Annual operating
		Total return			total return		expenses*
	Inception date	6 months	1 year		since inception		gross	net
Institutional Class	8/5/16	9.67%	10.91%		14.33%		0.50%	0.50%
Advisor Class	8/5/16	9.56	10.80		14.31		0.59	0.59
Premier Class	8/5/16	9.50	10.66		14.13		0.66	0.66
Retirement Class	8/5/16	9.44	10.60		14.02		0.76	0.76
Retail Class	8/5/16	9.40	10.47		13.89		0.88	0.88
Class W	9/28/18	9.83	11.17	†	14.43	†	0.50	0.00
Russell 2500® Index	—	8.76	7.89		11.59	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $15 billion–$50 billion	5.6
More than $2 billion–$15 billion	69.6
$2 billion or less	24.8
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$700.66 million
Portfolio turnover rate*	36%
Number of holdings	328
Weighted median market capitalization	$4.65 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.7
*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	27

Social Choice Equity Fund

Expense example

Six months ended April 30, 2019

Social Choice Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,100.36	$0.94
Advisor Class	1,000.00	1,099.41	1.25
Premier Class	1,000.00	1,098.68	1.72
Retirement Class	1,000.00	1,098.28	2.24
Retail Class	1,000.00	1,098.17	2.34
5% annual hypothetical return
Institutional Class	1,000.00	1,023.90	0.90
Advisor Class	1,000.00	1,023.60	1.20
Premier Class	1,000.00	1,023.16	1.66
Retirement Class	1,000.00	1,022.66	2.16
Retail Class	1,000.00	1,022.56	2.26
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.18% for the Institutional Class, 0.24% for the Advisor Class, 0.33% for the Premier Class, 0.43% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	22.2
Financials	15.3
Health care	13.1
Industrials	10.3
Consumer discretionary	9.1
Communication services	7.5
Consumer staples	6.3
Energy	4.7
Real estate	4.0
Utilities	3.4
Materials	3.2
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Performance for the six months ended April 30, 2019

The Social Choice Equity Fund returned 10.04% for the Institutional Class, compared with the 9.71% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2019, the Fund returned 11.30% versus 12.68% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Fund’s relative performance benefited from avoiding certain stocks

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was to increase the Fund’s return relative to that of its benchmark, despite the effect of expenses.

Excluding Wells Fargo, Pfizer and Johnson & Johnson helped the Fund’s relative performance most. Wells Fargo’s stock underperformed as the banking giant continued efforts to put a scandal involving fake accounts behind it. Pfizer’s stock did well in the last quarter of 2018, but it has been volatile thus far in 2019 as investors became skeptical of the company’s focus on cancer drugs given the highly competitive market. Johnson & Johnson continued to grapple with allegations of asbestos in its baby powder.

Omitting other stocks hindered relative performance

Not investing in Amazon.com, Facebook or Mastercard weighed on performance for the six months. Amazon.com’s strong growth continued, helped by investments in its AWS web services division and by increased sales in Prime subscriptions and Alexa smart home devices. Facebook reported an increase in active users along with strong revenues, including mobile advertising. The ongoing shift to e-commerce benefited credit card giant Mastercard, which reported better-than-expected revenues.

Fund registered double-digit gains and surpassed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The Fund’s performance relative to its benchmark benefited from several advantageous stock positions. First was an overweight position in Starbucks, which had strong returns due to improving global sales and the completion of key growth initiatives that helped alleviate competitive pressures. Second, the Fund had an underweight position in Activision Blizzard, which saw sharp declines as investors were disappointed by the video game maker’s outlook for 2018 holiday sales and declines in monthly active users. Finally, the Fund was helped by an overweight position in Netflix, which gained by raising prices and bolstering its library with original content in anticipation of streaming services set to be launched in 2019 by Disney and Apple.

Not all of the Fund’s holdings benefited relative performance. The most significant detractors were overweight allocations to Humana, CenturyLink and Schlumberger. Despite reporting better-than-expected financial results, health insurance provider Humana saw its share price decline as political rhetoric citing the need to overhaul the U.S. health care system heated up. Telecommunications firm CenturyLink reported lower revenues and higher operating expenses. Oil field services giant Schlumberger saw quarterly revenue decline on a year-over-year basis.

28	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Social Choice Equity Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	10.04%	11.30%	10.19%		14.59%		0.17%	0.17%
Advisor Class	12/4/15	9.94	11.20	10.15	†	14.57	†	0.22	0.22
Premier Class	9/30/09	9.87	11.13	10.01		14.41	†	0.33	0.33
Retirement Class	10/1/02	9.83	11.01	9.91		14.30		0.42	0.42
Retail Class	3/31/06	9.82	10.97	9.88		14.28		0.45	0.45
Russell 3000® Index	—	9.71	12.68	11.20		15.29		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor and Premier classes have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	52.2
More than $15 billion–$50 billion	31.0
More than $2 billion–$15 billion	13.7
$2 billion or less	3.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$4.41 billion
Portfolio turnover rate*	9%
Number of holdings	763
Weighted median market capitalization	$54.70 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.2
*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	29

Social Choice Low Carbon Equity Fund

Expense example

Six months ended April 30, 2019

Social Choice Low Carbon Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,093.86	$1.66
Advisor Class	1,000.00	1,092.86	2.02
Premier Class	1,000.00	1,093.77	2.44
Retirement Class	1,000.00	1,093.14	2.96
Retail Class	1,000.00	1,092.36	3.32
5% annual hypothetical return
Institutional Class	1,000.00	1,023.21	1.61
Advisor Class	1,000.00	1,022.86	1.96
Premier Class	1,000.00	1,022.46	2.36
Retirement Class	1,000.00	1,021.97	2.86
Retail Class	1,000.00	1,021.62	3.21
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.32% for the Institutional Class, 0.39% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	21.9
Financials	14.9
Health care	13.1
Industrials	10.5
Consumer discretionary	9.8
Communication services	7.8
Consumer staples	6.5
Real estate	4.1
Energy	3.5
Materials	3.5
Utilities	3.3
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Performance for the six months ended April 30, 2019

The Social Choice Low Carbon Equity Fund returned 9.39% for the Institutional Class, compared with the 9.71% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2019, the Fund returned 10.60% versus 12.68% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding some stocks mitigated the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results for the six-month period, but the net effect was that the Fund underperformed its benchmark.

Of the stocks the Fund omitted, Amazon.com, Facebook and Mastercard detracted most. Amazon.com’s strong growth continued, helped by investments in its AWS web services division and by increased sales in Prime subscriptions and Alexa smart home devices. Facebook reported an increase in active users along with strong revenues, including mobile advertising. The ongoing shift to e-commerce has been benefiting credit card giant Mastercard, which reported better-than-expected revenues.

Not investing in other stocks helped relative performance

Avoiding Wells Fargo, Pfizer and Johnson & Johnson was particularly beneficial. Wells Fargo’s stock underperformed as the banking giant continued efforts to put a scandal involving fake accounts behind it. Pfizer’s stock performed well in the fourth quarter of 2018, but it has been volatile thus far in 2019 as investors eyed the company’s focus on cancer drugs skeptically given the highly competitive market. Johnson & Johnson continued to grapple with allegations of asbestos in its baby powder.

Fund gained but slightly trailed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Among Fund holdings, the largest detractors were overweight allocations to CenturyLink, National Oilwell Varco and Humana. Telecommunications firm CenturyLink reported lower revenues and higher operating expenses. The late-2018 decline in oil prices resulted in lower demand for National Oilwell Varco’s oil field equipment. Despite reporting better-than-expected financial results, health insurance provider Humana saw its share price decline as political rhetoric citing the need to overhaul the U.S. health care system heated up.

Contributions from other holdings helped to mitigate the effect of these detractors. The Fund’s leading contributors to relative performance were overweight investments in Twilio, Starbucks and Align Technology. Twilio’s products enable software developers to embed voice, messaging and video capabilities into their applications. The company reported better-than-expected sales as well as a three-fold increase in the number of active customer accounts. Starbucks benefited from improving global sales and the completion of key growth initiatives that helped alleviate competitive pressures. Align Technology, a developer of orthodontic and dental devices, reported strong revenues that were helped by the increasing adoption of its Invisalign orthodontic device—especially among teenagers.

30	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Social Choice Low Carbon Equity Fund				Average annual		Annual operating
		Total return		total return		expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	9.39%	10.60%	11.07%		0.53%	0.32%
Advisor Class	12/4/15	9.29	10.50	11.01	†	0.62	0.41
Premier Class	8/7/15	9.38	10.50	10.95		0.69	0.47
Retirement Class	8/7/15	9.31	10.35	10.81		0.78	0.57
Retail Class	8/7/15	9.24	10.28	10.72		0.85	0.64
Russell 3000® Index	—	9.71	12.68	11.63	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	52.5
More than $15 billion–$50 billion	30.2
More than $2 billion–$15 billion	14.3
$2 billion or less	3.0
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$185.71 million
Portfolio turnover rate*	10%
Number of holdings	554
Weighted median market capitalization	$60.51 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.5
*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	31

Emerging Markets Equity Fund

Expense example

Six months ended April 30, 2019

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Emerging Markets	value	value	(11/1/18–
Equity Fund	(11/1/18)	(4/30/19)	4/30/19)
Actual return
Institutional Class	$1,000.00	$1,195.81	$4.90
Advisor Class	1,000.00	1,196.91	5.23
Premier Class	1,000.00	1,195.77	5.72
Retirement Class	1,000.00	1,195.39	5.99
Retail Class	1,000.00	1,194.36	6.96
Class W	1,000.00	1,201.59	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,020.33	4.51
Advisor Class	1,000.00	1,020.03	4.81
Premier Class	1,000.00	1,019.59	5.26
Retirement Class	1,000.00	1,019.34	5.51
Retail Class	1,000.00	1,018.45	6.41
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.90% for the Institutional Class, 0.96% for the Advisor Class, 1.05% for the Premier Class, 1.10% for the Retirement Class, 1.28% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Consumer discretionary	34.6
Information technology	16.3
Financials	14.6
Communication services	11.5
Energy	6.7
Materials	3.7
Consumer staples	2.6
Industrials	2.3
Real estate	1.6
Short-term investments, other assets & liabilities, net	6.1
Total	100.0

Performance for the six months ended April 30, 2019

The Emerging Markets Equity Fund returned 19.58% for the Institutional Class, compared with the 13.76% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2019, the Fund returned –5.00% versus –5.04% for the index. The performance table shows returns for all share classes of the Fund.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the future pace of growth. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

Most central banks took a cautious approach toward near-term interest-rate movements. The U.S. Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank left key interest rates at record low levels, while the Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced 7.45% but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most countries in the benchmark advanced

Of the 24 country components in the MSCI Emerging Markets Index, 22 posted gains in U.S.-dollar terms for the six months. China, the benchmark’s largest component, advanced 21.3%. South Korea, the second-largest index component, gained 6.8%, followed by Taiwan, which rose 10.9%. Together, these three countries accounted for more than 57.0% of the index’s total market capitalization on April 30, 2019. Underperforming nations included Pakistan and Malaysia, which returned –12.9% and –0.1%, respectively.

Fund registered double-digit gains and surpassed its benchmark

The Fund benefited most from an out-of-benchmark allocation to Hong Kong casino operator Melco Resorts & Entertainment, followed by overweight positions in Naspers, a South African Internet service provider, and Reliance Industries, an Indian conglomerate.

An out-of-benchmark position in Italian luxury goods maker Prada detracted the most, followed by an overweight in Lojas Americanas, a Brazilian retailer, and a nonbenchmark investment in Arcos Dorados, a global operator of McDonald’s restaurants.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

32	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Emerging Markets Equity Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception						since
	date	6 months	1 year		5 years		inception		gross	net
Institutional Class	8/31/10	19.58%	–5.00%		3.87%		3.37%		0.91%	0.91%
Advisor Class	12/4/15	19.69	–4.93		3.84	†	3.36	†	1.00	1.00
Premier Class	8/31/10	19.58	–5.09		3.71		3.22		1.06	1.06
Retirement Class	8/31/10	19.54	–5.13		3.62		3.12		1.16	1.16
Retail Class	8/31/10	19.44	–5.36		3.47		2.97		1.27	1.27
Class W	9/28/18	20.16	–4.44	†	3.99	†	3.44	†	0.91	0.00
MSCI Emerging Markets Index	—	13.76	–5.04		4.04		3.65	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2019
China	25.9
Taiwan	10.6
India	9.5
Korea, Republic of	8.3
Brazil	7.8
South Africa	5.5
Russia	4.4
Uruguay	3.8
Hong Kong	3.8
Japan	2.1
11 other nations	11.6
Short-term investments	6.7
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	39.6
More than $15 billion–$50 billion	18.9
More than $2 billion–$15 billion	33.8
$2 billion or less	7.7
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$1.71 billion
Portfolio turnover rate*	65%
Number of holdings	79
Weighted median market capitalization	$31.43 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.2

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	33

International Equity Fund

Expense example

Six months ended April 30, 2019

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
International	value	value	(11/1/18–
Equity Fund	(11/1/18)	(4/30/19)	4/30/19)
Actual return
Institutional Class	$1,000.00	$1,039.13	$2.48
Advisor Class	1,000.00	1,037.74	3.03
Premier Class	1,000.00	1,038.01	3.23
Retirement Class	1,000.00	1,036.99	3.74
Retail Class	1,000.00	1,035.91	4.14
Class W	1,000.00	1,040.56	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.36	2.46
Advisor Class	1,000.00	1,021.82	3.01
Premier Class	1,000.00	1,021.62	3.21
Retirement Class	1,000.00	1,021.12	3.71
Retail Class	1,000.00	1,020.73	4.11
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.49% for the Institutional Class, 0.60% for the Advisor Class, 0.64% for the Premier Class, 0.74% for the Retirement Class, 0.82% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Industrials	19.9
Consumer discretionary	17.4
Financials	15.1
Materials	11.9
Consumer staples	9.5
Health care	7.5
Information technology	7.2
Communication services	4.7
Energy	1.4
Real estate	0.6
Short-term investments, other assets & liabilities, net	4.8
Total	100.0

Performance for the six months ended April 30, 2019

The International Equity Fund returned 3.91% for the Institutional Class, compared with the 7.45% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2019, the Fund returned –12.31% versus –3.22% for the index. The performance table shows returns for all share classes of the Fund.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the pace of growth that had dampened equity performance at the end of 2018. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

Most central banks took a cautious approach toward near-term interest-rate movements. In December 2018, the U.S. Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank left interest rates at record low levels, while the Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most country components in the benchmark gained ground

Of the 21 country components in the MSCI EAFE Index, 19 ended the six-month period higher. The largest index components were Japan (23.7%), the United Kingdom (17.0%), and France (11.5%), and they gained 1.4%, 8.1% and 8.6%, respectively, in U.S.-dollar terms. Together, these three countries represented over one-half of the benchmark’s total market capitalization on April 30, 2019.

Fund gained, but underperformed its benchmark

Three companies stood out as detractors from the Fund’s performance relative to its benchmark. They were overweight positions in Japanese machinery and equipment manufacturer IHI, Tokyo-based electronics giant Sony and German tourism services provider TUI.

On the positive side, the Fund also had some significant contributors. Chief among these was a nonbenchmark position in United Kingdom-based home improvement retailer Travis Perkins, followed by overweight allocations to Spanish wind farm developer Siemens Gamesa and France’s Schneider Electric, a global energy management and automation solutions provider.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

34	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

International Equity Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	7/1/99	3.91%	–12.31%		1.04%		8.13%		0.48%	0.48%
Advisor Class	12/4/15	3.77	–12.44		0.98	†	8.10	†	0.61	0.61
Premier Class	9/30/09	3.80	–12.45		0.90		7.97	†	0.63	0.63
Retirement Class	10/1/02	3.70	–12.54		0.77		7.86		0.73	0.73
Retail Class	3/31/06	3.59	–12.65		0.72		7.79		0.80	0.80
Class W	9/28/18	4.06	–12.11	†	1.09	†	8.16	†	0.48	0.00
MSCI EAFE® Index	—	7.45	–3.22		2.60		7.95		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2019
United Kingdom	19.2
Japan	16.9
France	11.7
Germany	9.3
Switzerland	9.3
Italy	5.9
Denmark	3.6
Sweden	3.3
Netherlands	2.5
Hong Kong	2.2
7 other nations	5.1
Short-term investments	11.0
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	34.1
More than $15 billion–$50 billion	39.4
More than $2 billion–$15 billion	26.4
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$4.86 billion
Portfolio turnover rate*	62%
Number of holdings	71
Weighted median market capitalization	$33.03 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.8

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	35

International Opportunities Fund

Expense example

Six months ended April 30, 2019

			Expenses
			paid
	Beginning	Ending	during
International	account	account	period*
Opportunities	value	value	(11/1/18–
Fund	(11/1/18)	(4/30/19)	4/30/19)
Actual return
Institutional Class	$1,000.00	$1,109.78	$3.24
Advisor Class	1,000.00	1,109.89	3.51
Premier Class	1,000.00	1,108.81	4.03
Retirement Class	1,000.00	1,109.03	4.55
Retail Class	1,000.00	1,108.12	5.38
Class W	1,000.00	1,113.31	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.72	3.11
Advisor Class	1,000.00	1,021.47	3.36
Premier Class	1,000.00	1,020.98	3.86
Retirement Class	1,000.00	1,020.48	4.36
Retail Class	1,000.00	1,019.69	5.16
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.62% for the Institutional Class, 0.67% for the Advisor Class, 0.77% for the Premier Class, 0.87% for the Retirement Class, 1.03% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2019
Consumer discretionary	18.3
Information technology	16.8
Industrials	15.3
Financials	12.6
Consumer staples	8.1
Health care	7.7
Materials	5.7
Energy	4.7
Communication services	4.7
Real estate	0.5
Short-term investments, other assets & liabilities, net	5.6
Total	100.0

Performance for the six months ended April 30, 2019

The International Opportunities Fund returned 10.98% for the Institutional Class, compared with the 9.12% return of its benchmark, the MSCI All Country World (ACWI) ex USA Index. For the one-year period ended April 30, 2019, the Fund returned –0.99% versus –3.23% for the index. The performance table shows returns for all share classes of the Fund. During the six months, the Fund participated in a securities lending program.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the future pace of growth. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

The U.S. Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank delayed plans to raise its key interest rates in 2019, leaving them at record low levels. The Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced 7.45% but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most countries added to the benchmark’s gain

Of the 46 countries in the MSCI ACWI ex USA Index, 42 generated positive returns in U.S.-dollar terms for the six months. The benchmark’s largest components were Japan (up 1.4%), the United Kingdom (up 8.2%) and China (up 21.3%). These three countries made up over one-third of the index’s total market capitalization on April 30, 2019.

Fund registered double-digit gains and surpassed its benchmark

Many holdings benefited the Fund’s relative performance. The most significant was a nonbenchmark investment in Australia-based Afterpay Touch Group, which facilitates payments between merchants and customers. Second was an overweight position in Canadian e-commerce solutions company Shopify. Third was a nonbenchmark holding in Japanese payment services provider GMO Payment Gateway.

Some holdings detracted from relative performance, chiefly an out-of-benchmark position in British online fashion retailer ASOS and overweight investments in Israeli drug maker Teva Pharmaceutical and German electronic-payment firm Wirecard.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

36	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

International Opportunities Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception						since
	date	6 months	1 year		5 years		inception		gross	net
Institutional Class	4/12/13	10.98%	–0.99%		5.04%		5.74%		0.62%	0.62%
Advisor Class	12/4/15	10.99	–1.15		4.99	†	5.70	†	0.71	0.71
Premier Class	4/12/13	10.88	–1.15		4.87		5.57		0.78	0.78
Retirement Class	4/12/13	10.90	–1.26		4.77		5.47		0.87	0.87
Retail Class	4/12/13	10.81	–1.41		4.61		5.31		1.02	1.02
Class W	9/28/18	11.33	–0.68	†	5.10	†	5.79	†	0.62	0.00
MSCI All Country World Index ex USA	—	9.12	–3.23		2.83		4.33	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2019
United Kingdom	11.8
Japan	11.4
Canada	8.1
China	7.7
Brazil	4.5
France	4.2
Italy	4.1
Norway	3.9
Australia	3.8
Netherlands	3.2
16 other nations	25.9
Short-term investments	11.4
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2019
More than $50 billion	19.7
More than $15 billion–$50 billion	22.1
More than $2 billion–$15 billion	48.3
$2 billion or less	9.9
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$1.76 billion
Portfolio turnover rate*	15%
Number of holdings	101
Weighted median market capitalization	$11.55 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.9

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	37

Quant International Equity Fund

Expense example

Six months ended April 30, 2019

Quant International Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,067.95	$2.10
Advisor Class	1,000.00	1,067.35	2.51
Class W	1,000.00	1,070.60	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.76	2.06
Advisor Class	1,000.00	1,022.36	2.46
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.49% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	20.2
Industrials	14.3
Consumer staples	11.3
Consumer discretionary	11.0
Health care	10.5
Materials	7.2
Information technology	6.3
Energy	5.6
Communication services	5.3
Real estate	3.5
Utilities	3.4
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Performance for the six months ended April 30, 2019

The Quant International Equity Fund returned 6.80% for the Institutional Class, compared with the 7.45% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2019, the Fund returned –4.60% versus –3.22% for the index. The performance table shows returns for all share classes of the Fund.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the pace of growth that had dampened equity performance at the end of 2018. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

Most central banks took a cautious approach toward near-term interest-rate movements. In December 2018, the U.S. Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank left its key interest rates at record low levels, while the Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced for the period but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most country components in the benchmark gained ground

Of the 21 country components in the MSCI EAFE Index, 19 ended the six-month period higher. The largest index components were Japan (23.7%), the United Kingdom (17.0%), and France (11.5%), and they gained 1.4%, 8.1% and 8.6%, respectively, in U.S.-dollar terms. Together, these three countries represented over one-half of the benchmark’s total market capitalization on April 30, 2019.

Fund advanced but trailed its benchmark

Certain stocks weighed on performance relative to the Fund’s benchmark. The largest detractors were overweight positions in German electronic payment solutions developer Wirecard, Japanese life insurance firm Dai-ichi and German chemicals producer Covestro.

Conversely, some stocks boosted the Fund’s relative performance. Of particular benefit were overweight allocations to Paris-based luxury fashion group Kering, Italian electricity and gas distributor Enel and Australia-based mining company Rio Tinto.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

38	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant International Equity Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	11/30/07	6.80%	–4.60%		2.27%		8.23%		0.40%	0.40%
Advisor Class	12/4/15	6.74	–4.65		2.23	†	8.21	†	0.49	0.49
Class W	9/28/18	7.06	–4.36	†	2.32	†	8.25	†	0.40	0.00
MSCI EAFE® Index	—	7.45	–3.22		2.60		7.95		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2019
Japan	22.8
United Kingdom	14.5
France	10.4
Germany	8.0
Switzerland	7.9
Australia	7.2
Hong Kong	3.9
Netherlands	3.3
Spain	3.2
Sweden	3.0
14 other nations	12.2
Short-term investments	3.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	38.3
More than $15 billion–$50 billion	36.8
More than $2 billion–$15 billion	24.4
$2 billion or less	0.5
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$1.89 billion
Portfolio turnover rate*	57%
Number of holdings	257
Weighted median market capitalization	$31.98 billion
Price/earnings ratio (weighted 12-month trailing average)†	10.3

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	39

Quant International Small-Cap Equity Fund

Expense example

Six months ended April 30, 2019

Quant International Small-Cap Equity Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,048.56	$3.35
Advisor Class	1,000.00	1,047.81	3.55
Premier Class	1,000.00	1,047.01	4.31
Retirement Class	1,000.00	1,046.80	4.31
Retail Class	1,000.00	1,046.40	5.53
Class W	1,000.00	1,052.48	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.52	3.31
Advisor Class	1,000.00	1,021.32	3.51
Premier Class	1,000.00	1,020.58	4.26
Retirement Class	1,000.00	1,020.58	4.26
Retail Class	1,000.00	1,019.39	5.46
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.66% for the Institutional Class, 0.70% for the Advisor Class, 0.85% for the Premier Class, 0.85% for the Retirement Class, 1.09% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Industrials	18.5
Information technology	11.7
Consumer discretionary	11.4
Real estate	10.7
Materials	10.5
Financials	10.2
Health care	6.3
Consumer staples	6.1
Communication services	5.2
Utilities	4.1
Energy	3.2
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Performance for the six months ended April 30, 2019

The Quant International Small-Cap Equity Fund returned 4.86% for the Institutional Class, compared with the 6.83% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. For the one-year period ended April 30, 2019, the Fund returned –13.37% versus –8.54% for the index. The performance table shows returns for all share classes of the Fund.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the pace of growth that had dampened equity performance at the end of 2018. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

Most central banks took a cautious approach toward near-term interest-rate movements. In December 2018, the U.S. Federal Reserve raised the federal funds target rate, boosting the key short-term interest-rate measure to 2.25%–2.50%, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank left key interest rates at record low levels, while the Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced 7.45% but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most countries in the benchmark produced gains

For the six months, 42 of the 46 country components in the MSCI ACWI ex USA Small Cap Index had positive returns in U.S.-dollar terms. Returns for the largest markets were Japan (up 1.5%), the United Kingdom (up 9.4%) and Canada (up 2.5%). Together, these three countries accounted for over 40.0% of the benchmark’s total market capitalization on April 30, 2019. The index’s local-currency return for the period was 6.64%.

Fund advanced but trailed its benchmark

Certain investments limited the Fund’s relative performance, notably overweight positions in Japanese advertising technology and smartphone content provider UNITED, South African gold and platinum producer Sibanye-Stillwater and Japanese carbon products manufacturer Nippon Carbon.

Conversely, other holdings benefited relative performance. The largest contributors were overweight allocations to Israeli information technology security software developer CyberArk, Taiwanese printed circuit board manufacturer Unimicron and British bakery products retailer Greggs.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

40	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019

Quant International Small-Cap Equity Fund		Total return			Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year		Since inception		gross	net
Institutional Class	12/9/16	4.86%	–13.37%		5.74%		0.71%	0.71%
Advisor Class	12/9/16	4.78	–13.43		5.65		0.80	0.80
Premier Class	12/9/16	4.70	–13.34		5.64		0.87	0.87
Retirement Class	12/9/16	4.68	–13.63		5.46		0.97	0.97
Retail Class	12/9/16	4.64	–13.68		5.32		1.17	1.14
Class W	9/28/18	5.25	–13.04	†	5.90	†	0.71	0.00
MSCI ACWI ex USA Small Cap Index	—	6.83	–8.54		8.72	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2019
Japan	19.5
United Kingdom	13.3
Canada	5.8
Taiwan	5.4
Korea, Republic of	4.9
China	4.3
Australia	3.9
Italy	3.6
Sweden	3.1
Israel	2.8
34 other nations	28.0
Short-term investments	5.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $2 billion–$15 billion	47.4
$2 billion or less	52.6
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$956.08 million
Portfolio turnover rate*	39%
Number of holdings	453
Weighted median market capitalization	$1.87 billion
Price/earnings ratio (weighted 12-month trailing average)†	9.3

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	41

Social Choice International Equity Fund

Expense example

Six months ended April 30, 2019

Social Choice International Equity	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,081.20	$2.06
Advisor Class	1,000.00	1,080.61	2.37
Premier Class	1,000.00	1,079.14	2.84
Retirement Class	1,000.00	1,078.47	3.35
Retail Class	1,000.00	1,079.23	3.92
5% annual hypothetical return
Institutional Class	1,000.00	1,022.81	2.01
Advisor Class	1,000.00	1,022.51	2.31
Premier Class	1,000.00	1,022.07	2.76
Retirement Class	1,000.00	1,021.57	3.26
Retail Class	1,000.00	1,021.03	3.81

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.46% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.76% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	19.7
Industrials	14.1
Consumer discretionary	11.4
Consumer staples	10.5
Health care	9.6
Materials	8.4
Communication services	5.9
Information technology	5.8
Energy	5.0
Utilities	4.4
Real estate	3.9
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Performance for the six months ended April 30, 2019

The Social Choice International Equity Fund returned 8.12% for the Institutional Class, compared with the 7.45% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2019, the Fund returned –2.63% versus –3.22% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding certain stocks aided the Fund’s relative performance

Because of its ESG criteria, the Fund omitted a number of stocks in the MSCI EAFE Index. Excluding these companies produced mixed results during the six-month period, but the net effect was that the Fund outperformed its benchmark.

Avoiding Mitsubishi UFJ, British American Tobacco and Royal Dutch Shell was particularly beneficial. Japanese financial services provider Mitsubishi reported lower-than-expected profits. A proposed U.S. ban on menthol cigarettes hit the stock of British American Tobacco, while the late-2018 decline in oil prices pulled down energy stocks, including Royal Dutch Shell.

Omitting other stocks hindered relative performance

Conversely, avoiding AIA, LVMH and Diageo was detrimental. Hong Kong-based pan-Asian life insurance group AIA delivered double-digit operating profit growth, while French luxury goods company LVMH reported strong sales helped by increased demand in China. Premium spirits distiller Diageo saw robust sales helped by White Walker, a Game of Thrones-inspired whiskey.

Stock selection helped the Fund advance and surpass its benchmark

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Overweight investments in Fortescue, Standard Chartered and Enel were the leading contributors to relative performance. Rising iron ore prices lifted the share price of Australian producer Fortescue. London-based global banking services provider Standard Chartered posted higher quarterly profits. Italy’s Enel, a global electricity and gas provider, reported a substantial increase in net income helped by a push into renewable energy generation.

Not all of the Fund’s holdings benefited relative performance. The leading detractor was an overweight position in German tourism services provider TUI, whose results were hampered by last summer’s heat wave in Europe. Next was an underweight allocation to British grocer Tesco, followed by an overweight position in U.K. supermarket chain J Sainsbury, which declined due to rising competition from discounters.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

42	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2019
Social Choice International Equity				Average annual		Annual operating
Fund		Total return		total return		expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	8.12%	–2.63%	3.96%		0.98%	0.40%
Advisor Class	12/4/15	8.06	–2.77	3.93	†	1.07	0.49
Premier Class	8/7/15	7.91	–2.83	3.79		1.13	0.55
Retirement Class	8/7/15	7.85	–3.00	3.69		1.23	0.65
Retail Class	8/7/15	7.92	–3.02	3.59		1.32	0.74
MSCI EAFE® Index	—	7.45	–3.22	3.57	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.
Holdings by country
% of portfolio investments as of 4/30/2019
Japan	21.9
United Kingdom	12.1
France	9.8
Germany	8.8
Switzerland	8.5
Australia	7.2
Hong Kong	4.3
Sweden	3.3
Spain	3.2
Netherlands	2.6
14 other nations	11.4
Short-term investments	6.9
Total	100.0

Holdings by company size
Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	29.6
More than $15 billion–$50 billion	41.7
More than $2 billion–$15 billion	28.5
$2 billion or less	0.2
Total	100.0

Fund profile
as of 4/30/2019
Net assets	$149.45 million
Portfolio turnover rate*	9%
Number of holdings	439
Weighted median market capitalization	$30.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.2

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	43

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$40,438,166	0.6%
BANKS
3,898,771		Bank of America Corp	119,224,417	1.8
1,253,972		JPMorgan Chase & Co	145,523,451	2.1
943,394		US Bancorp	50,301,768	0.7
		Other	74,869,036	1.1
			389,918,672	5.7
CAPITAL GOODS
188,327	n	Boeing Co	71,129,225	1.0
297,530		Harris Corp	50,133,805	0.7
520,315		Honeywell International, Inc	90,342,293	1.3
358,883		Ingersoll-Rand plc	44,002,645	0.7
		Other	232,021,672	3.4
			487,629,640	7.1
COMMERCIAL & PROFESSIONAL SERVICES
485,466		Waste Management, Inc	52,109,920	0.8
		Other	31,156,514	0.4
			83,266,434	1.2
CONSUMER DURABLES & APPAREL			157,041,222	2.3
CONSUMER SERVICES			38,468,595	0.5
DIVERSIFIED FINANCIALS
322,882	n	CME Group, Inc	57,763,590	0.8
1,286,150		Morgan Stanley	62,056,737	0.9
775,206		Voya Financial, Inc	42,551,057	0.6
		Other	32,942,195	0.5
			195,313,579	2.8
ENERGY
573,506		Chevron Corp	68,855,130	1.0
375,205		Concho Resources, Inc	43,291,153	0.6
589,124		Exxon Mobil Corp	47,294,875	0.7
		Other	192,493,416	2.8
			351,934,574	5.1
FOOD & STAPLES RETAILING			80,176,483	1.2
FOOD, BEVERAGE & TOBACCO
1,046,757		Coca-Cola Co	51,353,899	0.7
1,061,403		Mondelez International, Inc	53,972,343	0.8
524,127		PepsiCo, Inc	67,114,462	1.0
		Other	174,722,198	2.6
			347,162,902	5.1
HEALTH CARE EQUIPMENT & SERVICES
884,236		Abbott Laboratories	70,349,816	1.0
169,609	n	Anthem, Inc	44,612,255	0.7
1,167,324	*,n	Boston Scientific Corp	43,331,067	0.6
84,937	*,n	Intuitive Surgical, Inc	43,371,380	0.6
285,068		Stryker Corp	53,852,196	0.8
		Other	202,659,934	3.0
			458,176,648	6.7
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
846,566		Procter & Gamble Co	$90,142,348	1.3%
		Other	31,099,843	0.4
			121,242,191	1.7
INSURANCE
931,414		Hartford Financial Services Group, Inc	48,722,266	0.7
		Other	99,304,478	1.5
			148,026,744	2.2
MATERIALS
1,119,547		DowDuPont, Inc	43,046,582	0.6
408,696	n	Linde plc	73,671,541	1.1
		Other	136,225,718	2.0
			252,943,841	3.7
MEDIA & ENTERTAINMENT
167,967	*	Alphabet, Inc (Class C)	199,625,420	2.9
1,295,991		Comcast Corp (Class A)	56,414,488	0.8
668,773	*	Facebook, Inc	129,340,698	1.9
182,097	*	NetFlix, Inc	67,474,223	1.0
763,471	n	Walt Disney Co	104,572,623	1.5
		Other	135,014,750	2.0
			692,442,202	10.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
698,469	n	AbbVie, Inc	55,451,454	0.8
405,970		Eli Lilly & Co	47,514,729	0.7
1,031,583		Merck & Co, Inc	81,195,898	1.2
1,705,548		Pfizer, Inc	69,262,304	1.0
		Other	308,618,236	4.5
			562,042,621	8.2
REAL ESTATE
245,910	n	American Tower Corp	48,026,223	0.7
		Other	17,618,459	0.3
			65,644,682	1.0
RETAILING
101,744	*	Amazon.com, Inc	196,011,851	2.9
462,477		Home Depot, Inc	94,206,565	1.4
		Other	136,120,603	2.0
			426,339,019	6.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
884,428		Intel Corp	45,141,205	0.7
671,461	n	QUALCOMM, Inc	57,832,936	0.8
		Other	224,640,814	3.3
			327,614,955	4.8
SOFTWARE & SERVICES
423,983		MasterCard, Inc (Class A)	107,793,438	1.6
2,219,856		Microsoft Corp	289,913,194	4.2
572,474	*	PayPal Holdings, Inc	64,557,893	1.0
370,124	*	salesforce.com, Inc	61,200,003	0.9
		Other	275,811,424	4.0
			799,275,952	11.7

44	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,170,766	n	Apple, Inc	$234,937,613	3.4%
2,081,194		Cisco Systems, Inc	116,442,804	1.7
		Other	148,014,957	2.2
			499,395,374	7.3
TELECOMMUNICATION SERVICES
736,882		Verizon Communications, Inc	42,142,282	0.6
		Other	33,718,907	0.5
			75,861,189	1.1
TRANSPORTATION
775,484		CSX Corp	61,751,791	0.9
		Other	18,498,642	0.3
			80,250,433	1.2
UTILITIES
265,646		NextEra Energy, Inc	51,652,208	0.8
		Other	90,620,072	1.3
			142,272,280	2.1
		TOTAL COMMON STOCKS (Cost $4,572,729,572)	6,822,878,398	99.7
PURCHASED OPTIONS
HEALTH CARE EQUIPMENT & SERVICES			568,000	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			110,720	0.0
		TOTAL PURCHASED OPTIONS (Cost $863,535)	678,720	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$5,250,000	0.1%
TREASURY DEBT			11,135,203	0.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
76,736,595	c	State Street Navigator Securities Lending Government Money Market Portfolio	76,736,595	1.1
			76,736,595	1.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $93,122,007)	93,121,798	1.4
		TOTAL PORTFOLIO (Cost $4,666,715,114)	6,916,678,916	101.1
		OTHER ASSETS & LIABILITIES, NET	(70,291,863)	(1.1)
		NET ASSETS	$6,846,387,053	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $73,894,848.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $23,767,925 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Humana, Inc, Call	400	$752,815	$275.00	11/15/19	$568,000
Universal Display Corp, Put	320	110,720	140.00	05/10/19	110,720
Total	720	$863,535			$678,720

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	45

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2019

Written options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	400	$(45,184)	$70.00	06/21/19	$(14,000)
Activision Blizzard, Inc, Put	920	(256,677)	42.50	11/15/19	(256,680)
American Tower Corp, Put	230	(51,289)	175.00	07/19/19	(36,800)
Anthem, Inc, Call	160	(23,040)	300.00	06/21/19	(15,680)
Anthem, Inc, Put	160	(223,675)	240.00	09/20/19	(126,240)
Apple, Inc, Call	224	(213,461)	190.00	01/17/20	(496,160)
Apple, Inc, Call	448	(500,409)	210.00	01/17/20	(540,288)
Apple, Inc, Put	448	(89,096)	175.00	08/16/19	(116,480)
Apple, Inc, Put	224	(128,574)	170.00	10/18/19	(64,288)
Apple, Inc, Put	224	(599,199)	160.00	01/17/20	(70,336)
Apple, Inc, Put	224	(828,196)	175.00	01/17/20	(131,040)
Arista Networks, Inc, Put	160	(18,073)	260.00	05/17/19	(19,200)
Boeing Co, Put	127	(84,576)	310.00	06/21/19	(10,541)
Boston Scientific Corp, Put	455	(11,812)	33.00	05/17/19	(2,730)
Boston Scientific Corp, Put	455	(21,367)	34.00	05/17/19	(5,460)
Cigna Corp, Put	235	(233,352)	155.00	10/18/19	(263,200)
CME Group, Inc, Call	200	(19,442)	200.00	09/20/19	(30,500)
CME Group, Inc, Put	200	(44,460)	145.00	09/20/19	(20,000)
Coherent, Inc, Put	235	(450,716)	115.00	08/16/19	(97,525)
ConAgra Brands, Inc, Put	277	(42,380)	22.00	09/20/19	(3,878)
ConAgra Brands, Inc, Put	829	(119,326)	23.00	09/20/19	(16,580)
ConAgra Brands, Inc, Put	553	(56,937)	25.00	09/20/19	(20,737)
ConAgra Brands, Inc, Put	28	(10,584)	26.00	09/20/19	(1,400)
Constellation Brands, Inc, Put	175	(344,395)	165.00	01/17/20	(56,000)
Costco Wholesale Corp, Call	200	(131,991)	260.00	10/18/19	(136,200)
CVS Health Corp, Put	500	(241,477)	55.00	08/16/19	(190,000)
CVS Health Corp, Put	500	(278,977)	55.00	10/18/19	(220,000)
CVS Health Corp, Put	500	(191,483)	52.50	11/15/19	(195,000)
DexCom, Inc, Put	160	(18,080)	90.00	05/17/19	(4,400)
DexCom, Inc, Put	320	(133,963)	100.00	09/20/19	(148,800)
DISH Network Corp, Put	510	(49,979)	27.50	06/21/19	(15,300)
DISH Network Corp, Put	510	(139,228)	27.50	01/17/20	(94,350)
Edwards Lifesciences Corp, Put	225	(22,041)	165.00	05/03/19	(3,825)
Exact Sciences Corp, Call	795	(104,112)	120.00	07/19/19	(174,900)
Exact Sciences Corp, Put	795	(86,622)	78.00	05/03/19	(27,825)
FedEx Corp, Put	157	(359,368)	190.00	01/17/20	(251,200)
Fidelity National Information Services, Inc, Put	480	(74,537)	95.00	07/19/19	(14,880)
Hain Celestial Group, Inc, Put	1,100	(602,792)	23.00	01/17/20	(338,250)
Humana, Inc, Call	400	(291,181)	310.00	11/15/19	(238,000)
Humana, Inc, Put	400	(507,178)	245.00	11/15/19	(660,000)
IAC/InterActiveCorp, Call	240	(45,282)	240.00	05/17/19	(69,120)
IAC/InterActiveCorp, Put	240	(37,943)	180.00	06/21/19	(26,400)
International Business Machines Corp, Put	322	(395,224)	120.00	01/17/20	(106,260)
Intuitive Surgical, Inc, Put	91	(25,749)	440.00	05/17/19	(5,460)
Jazz Pharmaceuticals plc, Put	275	(394,621)	130.00	09/20/19	(259,875)
Kohl’s Corp, Call	400	(22,000)	82.00	05/24/19	(21,600)
Linde plc, Put	200	(19,718)	165.00	05/17/19	(11,000)
Micron Technology, Inc, Put	630	(261,302)	36.00	10/18/19	(138,600)
Motorola Solutions, Inc, Call	320	(36,159)	160.00	07/19/19	(36,960)
Motorola Solutions, Inc, Call	320	(210,556)	150.00	10/18/19	(203,200)
Motorola Solutions, Inc, Put	320	(79,359)	120.00	07/19/19	(38,240)
Motorola Solutions, Inc, Put	320	(122,557)	130.00	10/18/19	(116,800)
Nektar Therapeutics, Put	400	(303,181)	36.00	11/15/19	(334,000)
Neurocrine Biosciences, Inc, Call	300	(32,388)	95.00	06/21/19	(30,000)
Neurocrine Biosciences, Inc, Put	300	(16,188)	60.00	06/21/19	(20,700)
Nevro Corp, Put	500	(44,499)	40.00	08/16/19	(23,750)
Northrop Grumman Corp, Call	77	(17,021)	315.00	08/16/19	(31,955)
Northrop Grumman Corp, Put	77	(9,702)	240.00	05/17/19	(770)
Northrop Grumman Corp, Put	51	(89,047)	270.00	11/15/19	(52,020)
Northrop Grumman Corp, Put	77	(148,608)	275.00	11/15/19	(94,017)
Nutrien Ltd, Put	610	(82,325)	45.00	09/20/19	(33,550)
NVIDIA Corp, Call	235	(78,383)	225.00	06/21/19	(19,505)
Parker-Hannifin Corp, Put	209	(20,265)	125.00	08/16/19	(6,793)
PerkinElmer, Inc, Put	400	(30,455)	85.00	05/17/19	(6,000)
PNC Financial Services Group, Inc, Put	320	(63,881)	105.00	08/16/19	(12,480)
PNC Financial Services Group, Inc, Put	320	(116,146)	105.00	11/15/19	(33,280)
Proofpoint, Inc, Put	320	(24,479)	110.00	05/17/19	(6,400)

46	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund ■ April 30, 2019

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
PVH Corp, Put	240	$(23,618)	$110.00	06/21/19	$(25,200)
PVH Corp, Put	240	(111,119)	95.00	06/21/19	(5,280)
QUALCOMM, Inc, Put	375	(178,108)	57.50	10/18/19	(15,000)
Rockwell Automation, Inc, Put	225	(13,275)	155.00	06/21/19	(7,312)
Roku, Inc, Put	475	(38,047)	45.00	05/10/19	(10,450)
Royal Caribbean Cruises Ltd, Put	305	(30,499)	110.00	05/17/19	(19,825)
ServiceNow, Inc, Call	220	(255,463)	290.00	11/15/19	(440,000)
ServiceNow, Inc, Put	160	(15,094)	180.00	05/17/19	(800)
ServiceNow, Inc, Put	220	(185,559)	200.00	05/17/19	(1,980)
ServiceNow, Inc, Put	220	(98,596)	190.00	08/16/19	(34,100)
Take-Two Interactive Software, Inc, Put	320	(20,160)	80.00	05/10/19	(3,200)
Teladoc Health, Inc, Put	315	(154,660)	45.00	10/18/19	(99,225)
Teladoc Health, Inc, Put	315	(187,228)	45.00	12/20/19	(127,575)
Teradata Corp, Put	500	(30,500)	40.00	05/17/19	(10,000)
Tiffany & Co, Put	477	(267,585)	90.00	08/16/19	(59,387)
Tiffany & Co, Put	477	(1,110,442)	105.00	01/17/20	(431,685)
Tiffany & Co, Put	477	(1,289,314)	110.00	01/17/20	(534,240)
Ulta Beauty, Inc, Call	84	(117,264)	390.00	09/20/19	(97,440)
Ulta Beauty, Inc, Put	84	(14,952)	295.00	06/21/19	(18,270)
Universal Display Corp, Call	320	(74,238)	185.00	05/10/19	(74,238)
Universal Display Corp, Call	320	(227,539)	210.00	09/20/19	(169,600)
Universal Display Corp, Put	320	(35,222)	125.00	05/10/19	(31,360)
Walt Disney Co, Put	300	(17,400)	120.00	05/17/19	(2,400)
WellCare Health Plans, Inc, Put	157	(92,960)	210.00	06/21/19	(22,373)
WellCare Health Plans, Inc, Put	160	(84,479)	220.00	09/20/19	(64,000)
WellCare Health Plans, Inc, Put	471	(486,987)	240.00	09/20/19	(381,510)
WellCare Health Plans, Inc, Put	157	(166,096)	240.00	12/20/19	(181,335)
World Wrestling Entertainment, Inc, Put	235	(23,491)	70.00	05/17/19	(4,700)
Xilinx, Inc, Put	160	(42,879)	92.50	09/20/19	(29,760)
Xilinx, Inc, Put	160	(49,279)	95.00	09/20/19	(34,880)
Xilinx, Inc, Put	320	(123,309)	95.00	12/20/19	(126,400)
Zscaler, Inc, Put	315	(10,288)	50.00	05/17/19	(3,150)
Zscaler, Inc, Put	315	(27,817)	55.00	05/17/19	(6,300)
Total	32,456	$(15,979,734)			$(9,940,383)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	47

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$34,633,203	0.6%
CAPITAL GOODS
469,763		Airbus SE	64,324,484	1.1
216,524		Boeing Co	81,778,950	1.5
144,015		Roper Industries, Inc	51,802,195	0.9
		Other	79,844,890	1.4
			277,750,519	4.9
COMMERCIAL & PROFESSIONAL SERVICES			81,241,619	1.4
CONSUMER DURABLES & APPAREL
1,639,186		Nike, Inc (Class B)	143,969,706	2.5
		Other	40,920,834	0.7
			184,890,540	3.2
CONSUMER SERVICES			21,858,343	0.4
DIVERSIFIED FINANCIALS			37,849,877	0.7
ENERGY			13,658,867	0.2
FOOD, BEVERAGE & TOBACCO			22,912,642	0.4
HEALTH CARE EQUIPMENT & SERVICES
289,133	*	Edwards Lifesciences Corp	50,907,647	0.9
197,371	*	Intuitive Surgical, Inc	100,783,554	1.8
311,475		Stryker Corp	58,840,742	1.0
		Other	26,665,378	0.5
			237,197,321	4.2
MATERIALS
440,580		Linde plc	79,418,951	1.4
155,986		Sherwin-Williams Co	70,947,113	1.3
		Other	13,610,104	0.2
			163,976,168	2.9
MEDIA & ENTERTAINMENT
1,160,725		Activision Blizzard, Inc	55,958,552	1.0
142,182	*	Alphabet, Inc (Class A)	170,470,531	3.0
164,988	*	Alphabet, Inc (Class C)	196,084,938	3.4
1,314,634	*	Facebook, Inc	254,250,216	4.4
399,085	*	IAC/InterActiveCorp	89,730,271	1.6
321,543	*	NetFlix, Inc	119,144,543	2.1
1,005,800		Tencent Holdings Ltd	49,573,511	0.9
1,142,565	*	Twitter, Inc	45,599,769	0.8
644,784		Walt Disney Co	88,316,065	1.5
			1,069,128,396	18.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
442,484	*	Alexion Pharmaceuticals, Inc	60,235,347	1.0
823,925		AstraZeneca plc	61,382,248	1.1
424,079		Eli Lilly & Co	49,634,206	0.9
169,060	*	Illumina, Inc	52,746,720	0.9
364,729		Johnson & Johnson	51,499,735	0.9
147,999		Lonza Group AG.	45,706,401	0.8
579,048		Merck & Co, Inc	45,576,868	0.8
		Other	137,481,546	2.4
			504,263,071	8.8
Shares		Company	Value	% of net assets
RETAILING
170,402	*	Amazon.com, Inc	$328,282,861	5.7%
1,054,684	*	Ctrip.com International Ltd (ADR)	46,458,830	0.8
684,378		Expedia, Inc	88,859,640	1.6
325,164		Home Depot, Inc	66,235,907	1.2
84,993		Kering	50,294,980	0.9
150,241	*	Ulta Beauty, Inc	52,431,104	0.9
		Other	7,880,084	0.1
			640,443,406	11.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
758,311		QUALCOMM, Inc	65,313,326	1.1
458,782		Xilinx, Inc	55,118,070	1.0
		Other	87,653,912	1.5
			208,085,308	3.6
SOFTWARE & SERVICES
407,006	*	Adobe, Inc	117,726,486	2.1
746,932	*	Akamai Technologies, Inc	59,799,376	1.0
711,572		Automatic Data Processing, Inc	116,975,321	2.1
588,028	*	GoDaddy, Inc	47,924,282	0.8
579,193		Intuit, Inc	145,412,195	2.5
794,252		MasterCard, Inc (Class A)	201,930,628	3.5
2,795,685		Microsoft Corp	365,116,461	6.4
1,144,208	*	PayPal Holdings, Inc	129,032,336	2.3
979,747	*	salesforce.com, Inc	162,001,166	2.8
242,385	*	ServiceNow, Inc	65,809,951	1.2
824,297		Visa, Inc (Class A)	135,539,156	2.4
		Other	82,292,062	1.4
			1,629,559,420	28.5
TECHNOLOGY HARDWARE & EQUIPMENT
932,072		Apple, Inc	187,038,888	3.3
197,372	*	Arista Networks, Inc	61,637,302	1.1
1,543,602		Cisco Systems, Inc	86,364,532	1.5
371,316		Motorola Solutions, Inc	53,807,401	0.9
		Other	26,092,641	0.6
			414,940,764	7.4
TELECOMMUNICATION SERVICES
689,303		Softbank Group Corp	73,087,709	1.3
			73,087,709	1.3
TRANSPORTATION			44,745,444	0.8

		TOTAL COMMON STOCKS (Cost $3,392,100,733)	5,660,222,617	99.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			25,200,000	0.4
TREASURY DEBT			55,359,325	1.0

48	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
49,818,286	c	State Street Navigator Securities Lending Government Money Market Portfolio	$49,818,286	0.9%
			49,818,286	0.9
		TOTAL SHORT-TERM INVESTMENTS (Cost $130,377,717)	130,377,611	2.3
		TOTAL PORTFOLIO (Cost $3,522,478,450)	5,790,600,228	101.5
		OTHER ASSETS & LIABILITIES, NET	(81,897,858)	(1.5)
		NET ASSETS	$5,708,702,370	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $48,486,034.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $42,294,320 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	49

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
BANKS
7,835,000		Bank of America Corp	$239,594,300	3.9%
2,830,000		Citigroup, Inc	200,081,000	3.2
2,575,000		JPMorgan Chase & Co	298,828,750	4.8
1,100,000		US Bancorp	58,652,000	1.0
2,300,000		Wells Fargo & Co	111,343,000	1.8
		Other	50,664,100	0.8
			959,163,150	15.5
CAPITAL GOODS
475,000		Deere & Co	78,674,250	1.3
640,000		Honeywell International, Inc	111,123,200	1.8
785,000		Ingersoll-Rand plc	96,248,850	1.5
1,425,000		Masco Corp	55,660,500	0.9
340,000		Parker-Hannifin Corp	61,567,200	1.0
		Other	153,530,550	2.5
			556,804,550	9.0
CONSUMER DURABLES & APPAREL
19,751	*	NVR, Inc	62,264,632	1.0
			62,264,632	1.0
CONSUMER SERVICES			49,392,500	0.8
DIVERSIFIED FINANCIALS
410,000		Goldman Sachs Group, Inc	84,427,200	1.3
		Other	47,912,487	0.8
			132,339,687	2.1
ENERGY
1,170,000		Chevron Corp	140,470,200	2.3
590,000		Concho Resources, Inc	68,074,200	1.1
550,000		Diamondback Energy, Inc	58,514,500	0.9
1,150,000		EOG Resources, Inc	110,457,500	1.8
1,370,000		Exxon Mobil Corp	109,983,600	1.8
600,000		Valero Energy Corp	54,396,000	0.9
		Other	13,494,600	0.2
			555,390,600	9.0
FOOD & STAPLES RETAILING
660,000		Walmart, Inc	67,874,400	1.1
			67,874,400	1.1
FOOD, BEVERAGE & TOBACCO
1,300,000		Mondelez International, Inc	66,105,000	1.1
1,025,000		Philip Morris International, Inc	88,724,000	1.4
			154,829,000	2.5
HEALTH CARE EQUIPMENT & SERVICES
720,000		Abbott Laboratories	57,283,200	0.9
240,000		Anthem, Inc	63,127,200	1.0
950,000		CVS Health Corp	51,661,000	0.8
544,940		Zimmer Biomet Holdings, Inc	67,114,811	1.1
		Other	172,839,208	2.9
			412,025,419	6.7
HOUSEHOLD & PERSONAL PRODUCTS
1,455,000		Procter & Gamble Co	154,928,400	2.5
			154,928,400	2.5
Shares		Company	Value	% of net assets
INSURANCE
1,733,900		American International Group, Inc	$82,481,623	1.3%
557,325	*	Berkshire Hathaway, Inc (Class B)	120,777,901	1.9
545,000		Chubb Ltd	79,134,000	1.3
800,000		Lincoln National Corp	53,376,000	0.9
		Other	86,695,000	1.4
			422,464,524	6.8
MATERIALS
1,025,000		Ball Corp	61,438,500	1.0
950,000	*	Crown Holdings, Inc	55,223,500	0.9
2,043,525		DowDuPont, Inc	78,573,536	1.3
		Other	89,560,058	1.4
			284,795,594	4.6
MEDIA & ENTERTAINMENT
4,065,000		Comcast Corp (Class A)	176,949,450	2.9
		Other	50,678,900	0.7
			227,628,350	3.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,375,000		Johnson & Johnson	194,150,000	3.1
1,600,000		Merck & Co, Inc	125,936,000	2.0
3,410,000		Pfizer, Inc	138,480,100	2.3
		Other	76,200,823	1.2
			534,766,923	8.6
REAL ESTATE			98,681,950	1.6
RETAILING
280,000		Home Depot, Inc	57,036,000	0.9
			57,036,000	0.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,100,000		Intel Corp	107,184,000	1.8
590,000		QUALCOMM, Inc	50,816,700	0.8
		Other	112,327,700	1.8
			270,328,400	4.4
SOFTWARE & SERVICES
383,935		Accenture plc	70,133,406	1.1
825,000		Microsoft Corp	107,745,000	1.8
1,450,000		Oracle Corp	80,228,500	1.3
		Other	42,731,000	0.7
			300,837,906	4.9
TECHNOLOGY HARDWARE & EQUIPMENT
3,520,000		Cisco Systems, Inc	196,944,000	3.2
630,000		TE Connectivity Ltd	60,259,500	0.9
			257,203,500	4.1
TELECOMMUNICATION SERVICES
2,400,000		Verizon Communications, Inc	137,256,000	2.2
		Other	46,012,752	0.8
			183,268,752	3.0
TRANSPORTATION
500,000		Union Pacific Corp	88,520,000	1.4
		Other	38,222,400	0.6
			126,742,400	2.0

50	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
UTILITIES
619,250	American Electric Power Co, Inc	$52,976,838	0.9%
1,620,000	FirstEnergy Corp	68,088,600	1.1
405,000	NextEra Energy, Inc	78,748,200	1.3
	Other	88,773,000	1.4
		288,586,638	4.7
	TOTAL COMMON STOCKS (Cost $5,130,804,958)	6,157,353,275	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		32,800,000	0.5
TREASURY DEBT		24,638,367	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $57,438,352)	57,438,367	0.9
	TOTAL PORTFOLIO (Cost $5,188,243,310)	6,214,791,642	100.3
	OTHER ASSETS & LIABILITIES, NET	(20,770,804)	(0.3)
	NET ASSETS	$6,194,020,838	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	51

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
261,867		Aptiv plc	$22,442,002	1.4%
			22,442,002	1.4
BANKS
63,887	*,n	SVB Financial Group	16,081,636	1.0
		Other	8,819,634	0.6
			24,901,270	1.6
CAPITAL GOODS
272,097		Fortive Corp	23,492,855	1.5
122,933		Harris Corp	20,714,210	1.3
179,322		Ingersoll-Rand plc	21,986,670	1.4
240,463		ITT, Inc	14,560,035	0.9
421,652		Masco Corp	16,469,727	1.1
110,363		Rockwell Automation, Inc	19,943,698	1.3
50,238		TransDigm Group, Inc	24,240,840	1.6
53,433		W.W. Grainger, Inc	15,068,106	1.0
		Other	24,431,901	1.6
			180,908,042	11.7
COMMERCIAL & PROFESSIONAL SERVICES
72,500		Cintas Corp	15,742,650	1.0
174,268		Waste Connections, Inc	16,166,843	1.0
		Other	25,494,475	1.7
			57,403,968	3.7
CONSUMER DURABLES & APPAREL
356,738		DR Horton, Inc	15,807,061	1.0
84,973	*,n	Lululemon Athletica, Inc	14,984,989	1.0
		Other	11,202,066	0.7
			41,994,116	2.7
CONSUMER SERVICES			32,291,889	2.1
DIVERSIFIED FINANCIALS
273,782	e,n	iShares Russell Midcap Growth Index Fund	38,767,531	2.5
		Other	10,083,348	0.6
			48,850,879	3.1
ENERGY			14,734,034	1.0
FOOD & STAPLES RETAILING			11,342,013	0.7
HEALTH CARE EQUIPMENT & SERVICES
165,938	*	Edwards Lifesciences Corp	29,216,703	1.9
		Other	58,018,886	3.8
			87,235,589	5.7
HOUSEHOLD & PERSONAL PRODUCTS			10,929,059	0.7
INSURANCE			8,738,731	0.6
MATERIALS
241,128	*	Crown Holdings, Inc	14,016,771	0.9
177,442		Vulcan Materials Co	22,377,210	1.5
		Other	17,017,360	1.1
			53,411,341	3.5
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
338,583		CBS Corp (Class B)	$17,359,150	1.1%
99,701	*	IAC/InterActiveCorp	22,416,773	1.5
		Other	42,227,999	2.7
			82,003,922	5.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
155,279	*	BioMarin Pharmaceutical, Inc	13,281,013	0.9
172,756	*	Exact Sciences Corp	17,049,290	1.1
131,999	*	Jazz Pharmaceuticals plc	17,129,510	1.1
		Other	70,459,049	4.5
			117,918,862	7.6
REAL ESTATE
300,676	*	CBRE Group, Inc	15,656,199	1.0
		Other	23,568,866	1.5
			39,225,065	2.5
RETAILING
79,387	*	Burlington Stores, Inc	13,409,258	0.9
130,046		Expedia, Inc	16,885,173	1.1
71,236	*	O’Reilly Automotive, Inc	26,967,813	1.7
281,863		Ross Stores, Inc	27,526,741	1.8
181,581		Tractor Supply Co	18,793,633	1.2
		Other	64,326,071	4.2
			167,908,689	10.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
709,152	*	Advanced Micro Devices, Inc	19,593,870	1.3
140,952	e	Microchip Technology, Inc	14,079,695	0.9
130,585		Xilinx, Inc	15,688,482	1.0
		Other	5,408,805	0.3
			54,770,852	3.5
SOFTWARE & SERVICES
242,353	*	Fiserv, Inc	21,142,876	1.4
80,991	*	FleetCor Technologies, Inc	21,134,601	1.4
389,676	*,e,n	GDS Holdings Ltd (ADR)	15,248,022	1.0
99,046		Global Payments, Inc	14,467,649	0.9
179,111	*	GoDaddy, Inc	14,597,547	1.0
108,931	*	Proofpoint, Inc	13,662,126	0.9
110,310	*	Red Hat, Inc	20,134,884	1.3
114,939	*	ServiceNow, Inc	31,207,088	2.0
102,848	*	Splunk, Inc	14,197,138	0.9
129,150	*	Synopsys, Inc	15,637,482	1.0
78,491	*	Workday, Inc	16,140,104	1.0
160,709	*,n	Worldpay, Inc	18,836,702	1.2
		Other	169,858,505	11.0
			386,264,724	25.0
TECHNOLOGY HARDWARE & EQUIPMENT
263,595		Amphenol Corp (Class A)	26,243,518	1.7
68,059	*,n	Arista Networks, Inc	21,254,145	1.4
225,286	*,n	Lumentum Holdings, Inc	13,960,974	0.9
102,123		Motorola Solutions, Inc	14,798,644	1.0
		Other	9,895,572	0.7
			86,152,853	5.7

52	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
TRANSPORTATION		$9,780,966	0.6%
	TOTAL COMMON STOCKS (Cost $1,140,240,969)	1,539,208,866	99.6
PURCHASED OPTIONS
BANKS		96,800	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,293,705	0.1
SOFTWARE & SERVICES		356,500	0.0
TECHNOLOGY HARDWARE & EQUIPMENT		1,416,200	0.0
	TOTAL PURCHASED OPTIONS (Cost $3,399,052)	3,163,205	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$19,950,000	Federal Home Loan Bank (FHLB) 2.350%, 05/01/19	19,950,000	1.3
		19,950,000	1.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
21,153,871	c	State Street Navigator Securities Lending Government Money Market Portfolio	$21,153,871	1.4%
			21,153,871	1.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $41,103,871)	41,103,871	2.7
		TOTAL PORTFOLIO (Cost $1,184,743,892)	1,583,475,942	102.4
		OTHER ASSETS & LIABILITIES, NET	(36,237,699)	(2.4)
		NET ASSETS	$1,547,238,243	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,700,602.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Arista Networks, Inc, Put	400	$636,116	$315.00	05/10/19	$628,000
Lam Research Corp, Call	777	728,927	195.00	06/21/19	1,293,705
Lumentum Holdings, Inc, Put	2,252	992,003	60.00	06/21/19	788,200
Square, Inc, Call	750	560,250	80.00	06/21/19	151,500
SVB Financial Group, Put	440	308,897	240.00	05/17/19	96,800
Tenable Holdings, Inc, Call	1,000	172,859	35.00	05/17/19	205,000
Total	5,619	$3,399,052			$3,163,205

Written options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Arista Networks, Inc, Call	400	$(431,050)	$335.00	05/10/19	$(176,000)
Arista Networks, Inc, Put	400	(231,149)	285.00	05/10/19	(141,000)
GDS Holdings Ltd, Call	1,870	(147,656)	45.00	05/17/19	(65,450)
HubSpot, Inc, Call	572	(407,231)	170.00	05/17/19	(965,536)
Lam Research Corp, Call	777	(324,960)	210.00	06/21/19	(590,520)
Lam Research Corp, Put	777	(445,969)	175.00	06/21/19	(89,355)
Lululemon Athletica, Inc, Call	500	(648,987)	185.00	09/20/19	(648,987)
Lululemon Athletica, Inc, Put	500	(176,496)	140.00	09/20/19	(176,496)
Lumentum Holdings, Inc, Call	2,252	(411,119)	67.50	06/21/19	(484,180)
Lumentum Holdings, Inc, Put	2,252	(354,663)	52.50	06/21/19	(275,870)
Planet Fitness, Inc, Call	752	(94,744)	75.00	05/17/19	(278,240)
Square, Inc, Call	750	(309,746)	90.00	06/21/19	(43,500)
Square, Inc, Put	750	(268,497)	65.00	06/21/19	(105,750)
SVB Financial Group, Call	440	(106,901)	270.00	05/17/19	(33,000)
SVB Financial Group, Put	440	(166,299)	230.00	05/17/19	(39,600)
Worldpay, Inc, Call	1,060	(1,206,264)	100.00	08/16/19	(2,014,000)
Total	14,492	$(5,731,731)			$(6,127,484)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	53

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$44,723,334	1.4%
BANKS
1,233,167		Citizens Financial Group, Inc	44,640,645	1.4
482,095		East West Bancorp, Inc	24,818,251	0.7
550,594		Zions Bancorporation	27,160,802	0.8
		Other	144,353,230	4.4
			240,972,928	7.3
CAPITAL GOODS
247,227		Cummins, Inc	41,111,378	1.2
210,608		Ingersoll-Rand plc	25,822,647	0.8
516,068		ITT, Inc	31,247,917	0.9
151,538		L3 Technologies, Inc	33,123,176	1.0
		Other	143,823,742	4.5
			275,128,860	8.4
COMMERCIAL & PROFESSIONAL SERVICES
953,537		Nielsen NV	24,343,800	0.7
		Other	32,787,573	1.0
			57,131,373	1.7
CONSUMER DURABLES & APPAREL
601,907	*	Capri Holdings Ltd	26,532,061	0.8
540,728		Lennar Corp (Class A)	28,134,078	0.9
215,066	*	Mohawk Industries, Inc	29,302,742	0.9
		Other	47,438,453	1.4
			131,407,334	4.0
CONSUMER SERVICES			66,525,008	2.0
DIVERSIFIED FINANCIALS
193,980		Ameriprise Financial, Inc	28,470,445	0.9
300,755		Raymond James Financial, Inc	27,540,135	0.8
509,703		Voya Financial, Inc	27,977,598	0.9
		Other	76,884,337	2.3
			160,872,515	4.9
ENERGY
482,066	*	Cheniere Energy, Inc	31,020,947	0.9
241,249		Concho Resources, Inc	27,835,310	0.8
1,425,415	*	Parsley Energy, Inc	28,451,283	0.9
1,164,626		Williams Cos, Inc	32,993,855	1.0
2,085,159	*	WPX Energy, Inc	28,962,858	0.9
		Other	113,633,230	3.5
			262,897,483	8.0
FOOD, BEVERAGE & TOBACCO
800,219		Bunge Ltd	41,939,478	1.3
965,249		ConAgra Brands, Inc	29,710,364	0.9
		Other	56,442,523	1.7
			128,092,365	3.9
HEALTH CARE EQUIPMENT & SERVICES
498,420	*	Hologic, Inc	23,116,720	0.7
395,715		Zimmer Biomet Holdings, Inc	48,736,259	1.5
		Other	60,081,597	1.8
			131,934,576	4.0
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS			$20,832,198	0.6%
INSURANCE
769,611		Hartford Financial Services Group, Inc	40,258,351	1.2
		Other	114,304,555	3.4
			154,562,906	4.6
MATERIALS
1,976,592		Freeport-McMoRan Copper & Gold, Inc (Class B)	24,331,848	0.7
424,652		WR Grace and Co	32,095,198	1.0
		Other	158,938,924	4.8
			215,365,970	6.5
MEDIA & ENTERTAINMENT
1,168,190		Altice USA, Inc	27,522,556	0.8
670,079	*	DISH Network Corp (Class A)	23,533,175	0.7
		Other	35,041,887	1.1
			86,097,618	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			53,118,376	1.6
REAL ESTATE
184,617		AvalonBay Communities, Inc	37,095,094	1.1
195,241		Boston Properties, Inc	26,869,066	0.8
226,219		Camden Property Trust	22,768,942	0.7
505,678		CyrusOne, Inc	28,161,208	0.9
231,981		Mid-America Apartment Communities, Inc	25,381,041	0.8
384,248		Welltower, Inc	28,638,004	0.9
		Other	186,443,126	5.6
			355,356,481	10.8
RETAILING
382,196	*	Dollar Tree, Inc	42,530,771	1.3
200,918		Expedia, Inc	26,087,193	0.8
		Other	57,055,964	1.7
			125,673,928	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,007,364		Marvell Technology Group Ltd	25,204,247	0.7
215,198		NXP Semiconductors NV	22,729,213	0.7
		Other	35,101,879	1.1
			83,035,339	2.5
SOFTWARE & SERVICES
417,531		DXC Technology Co	27,448,488	0.8
403,972		Fidelity National Information Services, Inc	46,832,474	1.4
		Other	34,322,244	1.1
			108,603,206	3.3
TECHNOLOGY HARDWARE & EQUIPMENT
927,959	*	CommScope Holding Co, Inc	22,994,824	0.7
		Other	85,212,348	2.6
			108,207,172	3.3
TELECOMMUNICATION SERVICES			25,032,362	0.8
TRANSPORTATION
414,893		Alaska Air Group, Inc	25,681,877	0.8
		Other	61,291,713	1.8
			86,973,590	2.6

54	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UTILITIES
654,011	Alliant Energy Corp	$30,888,939	0.9%
292,748	DTE Energy Co	36,801,351	1.1
339,273	Entergy Corp	32,875,554	1.0
1,110,622	FirstEnergy Corp	46,679,443	1.4
826,090	NiSource, Inc	22,948,780	0.7
258,325	Pinnacle West Capital Corp	24,610,623	0.7
446,060	Public Service Enterprise Group, Inc	26,607,479	0.8
297,747	Sempra Energy	38,096,729	1.2
	Other	97,459,332	3.0
		356,968,230	10.8
	TOTAL COMMON STOCKS (Cost $2,685,508,240)	3,279,513,152	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		21,200,000	0.6
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,809,357	c	State Street Navigator Securities Lending Government Money Market Portfolio	$8,809,357	0.3%
			8,809,357	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,009,357)		30,009,357	0.9
	TOTAL PORTFOLIO (Cost $2,715,517,597)		3,309,522,509	100.3
	OTHER ASSETS & LIABILITIES, NET		(11,070,388)	(0.3)
	NET ASSETS		$3,298,452,121	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $8,666,633.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	55

Summary portfolio of investments (unaudited)

Quant Large-Cap Growth Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$8,652,267	0.3%
BANKS		17,400,184	0.6
CAPITAL GOODS
113,141	Boeing Co	42,732,224	1.5
156,166	Honeywell International, Inc	27,115,103	1.0
32,671	TransDigm Group, Inc	15,764,411	0.6
	Other	108,263,375	3.8
		193,875,113	6.9
COMMERCIAL & PROFESSIONAL SERVICES
134,905	Waste Management, Inc	14,480,703	0.5
	Other	8,919,887	0.3
		23,400,590	0.8
CONSUMER DURABLES & APPAREL
192,360	Nike, Inc (Class B)	16,894,979	0.6
	Other	16,449,126	0.7
		33,344,105	1.3
CONSUMER SERVICES
324,654	Starbucks Corp	25,219,123	0.9
	Other	26,198,323	0.9
		51,417,446	1.8
DIVERSIFIED FINANCIALS
172,377	American Express Co	20,207,756	0.7
402,500	iShares Russell 1000 Growth Index Fund	63,627,200	2.3
	Other	113,148,477	4.0
		196,983,433	7.0
ENERGY		6,875,832	0.2
FOOD & STAPLES RETAILING
107,068	Costco Wholesale Corp	26,288,406	1.0
	Other	875,895	0.0
		27,164,301	1.0
FOOD, BEVERAGE & TOBACCO
491,368	Altria Group, Inc	26,696,023	0.9
509,797	Coca-Cola Co	25,010,641	0.9
191,264	PepsiCo, Inc	24,491,355	0.9
	Other	13,903,438	0.4
		90,101,457	3.1
HEALTH CARE EQUIPMENT & SERVICES
214,900	UnitedHealth Group, Inc	50,086,743	1.8
	Other	63,436,101	2.3
		113,522,844	4.1
HOUSEHOLD & PERSONAL PRODUCTS
188,211	Church & Dwight Co, Inc	14,106,414	0.5
92,379	Clorox Co	14,755,698	0.5
145,102	Kimberly-Clark Corp	18,628,195	0.7
	Other	2,389,135	0.1
		49,879,442	1.8
Shares		Company	Value	% of net assets
INSURANCE
257,501		Progressive Corp	$20,123,703	0.7%
		Other	7,773,848	0.3
			27,897,551	1.0
MATERIALS			36,972,274	1.3
MEDIA & ENTERTAINMENT
57,273	*	Alphabet, Inc (Class A)	68,668,036	2.4
58,400	*	Alphabet, Inc (Class C)	69,407,232	2.5
445,890	*	Facebook, Inc	86,235,126	3.0
66,436	*	NetFlix, Inc	24,617,196	0.9
261,289		Walt Disney Co	35,788,754	1.3
		Other	52,970,829	1.9
			337,687,173	12.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
216,399		AbbVie, Inc	17,179,916	0.6
148,824		Amgen, Inc	26,687,120	1.0
63,972	*	Biogen Idec, Inc	14,664,941	0.5
146,730		Zoetis, Inc	14,942,983	0.5
		Other	93,657,192	3.3
			167,132,152	5.9
REAL ESTATE
91,244		Simon Property Group, Inc	15,849,083	0.6
		Other	31,394,508	1.1
			47,243,591	1.7
RETAILING
79,154	*	Amazon.com, Inc	152,491,764	5.4
7,347	*	Booking Holdings, Inc	13,628,612	0.5
207,217		Home Depot, Inc	42,210,103	1.5
130,270		Lowe’s Companies, Inc	14,738,748	0.5
		Other	71,176,636	2.5
			294,245,863	10.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
83,479		Broadcom, Inc	26,579,714	0.9
120,174		Kla-Tencor Corp	15,319,781	0.5
86,589		Lam Research Corp	17,961,156	0.6
86,655		NVIDIA Corp	15,684,555	0.6
284,407		Texas Instruments, Inc	33,511,677	1.2
		Other	52,594,042	1.9
			161,650,925	5.7
SOFTWARE & SERVICES
175,507		Accenture plc	32,059,864	1.1
64,480	*	Adobe, Inc	18,650,840	0.7
139,968		Automatic Data Processing, Inc	23,009,340	0.8
187,249		International Business Machines Corp	26,265,417	0.9
196,216		MasterCard, Inc (Class A)	49,885,956	1.8
1,346,833		Microsoft Corp	175,896,390	6.2
169,938		Paychex, Inc	14,327,473	0.5
312,481	*	PayPal Holdings, Inc	35,238,482	1.3
87,652	*	salesforce.com, Inc	14,493,258	0.5
320,908		Visa, Inc (Class A)	52,766,902	1.9
		Other	126,353,139	4.5
			568,947,061	20.2

56	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Large-Cap Growth Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
942,512	Apple, Inc	$189,133,883	6.7%
	Other	60,099,795	2.1
		249,233,678	8.8
TRANSPORTATION
187,109	CSX Corp	14,899,490	0.5
157,277	Union Pacific Corp	27,844,320	1.0
174,611	United Parcel Service, Inc (Class B)	18,547,180	0.7
	Other	44,793,577	1.6
		106,084,567	3.8
	TOTAL COMMON STOCKS (Cost $1,778,328,175)	2,809,711,849	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		7,450,000	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
12,625,493	c	State Street Navigator Securities Lending Government Money Market Portfolio	$12,625,493	0.4%
			12,625,493	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,075,493)		20,075,493	0.7
	TOTAL PORTFOLIO (Cost $1,798,403,668)		2,829,787,342	100.4
	OTHER ASSETS & LIABILITIES, NET		(12,247,470)	(0.4)
	NET ASSETS		$2,817,539,872	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $12,143,045.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	57

Summary portfolio of investments (unaudited)

Quant Large-Cap Value Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$17,602,707	0.7%
BANKS
2,072,953	Bank of America Corp	63,390,903	2.4
604,641	Citigroup, Inc	42,748,119	1.6
525,748	Fifth Third Bancorp	15,152,057	0.6
720,363	JPMorgan Chase & Co	83,598,126	3.2
680,742	Wells Fargo & Co	32,954,720	1.2
	Other	102,657,443	3.9
		340,501,368	12.9
CAPITAL GOODS
79,570	Cummins, Inc	13,231,695	0.5
204,428	Eaton Corp	16,930,727	0.6
114,167	Honeywell International, Inc	19,822,816	0.8
	Other	98,133,007	3.7
		148,118,245	5.6
COMMERCIAL & PROFESSIONAL SERVICES		28,061,780	1.1
CONSUMER DURABLES & APPAREL		16,801,449	0.6
CONSUMER SERVICES
97,253	McDonald’s Corp	19,214,275	0.7
	Other	54,304,293	2.1
		73,518,568	2.8
DIVERSIFIED FINANCIALS
72,433	Goldman Sachs Group, Inc	14,915,403	0.6
643,100	iShares Russell 1000 Value Index Fund	82,156,025	3.1
	Other	60,770,544	2.3
		157,841,972	6.0
ENERGY
338,552	Chevron Corp	40,646,553	1.6
305,020	ConocoPhillips	19,252,862	0.7
725,889	Exxon Mobil Corp	58,274,369	2.2
231,034	Occidental Petroleum Corp	13,603,282	0.5
141,423	Phillips 66	13,331,946	0.5
152,153	Valero Energy Corp	13,794,191	0.5
	Other	64,445,465	2.5
		223,348,668	8.5
FOOD & STAPLES RETAILING
275,599	Walgreens Boots Alliance, Inc	14,763,839	0.5
229,655	Walmart, Inc	23,617,720	0.9
	Other	10,230,792	0.4
		48,612,351	1.8
FOOD, BEVERAGE & TOBACCO
99,629	PepsiCo, Inc	12,757,493	0.5
385,191	Philip Morris International, Inc	33,342,133	1.2
	Other	62,719,332	2.4
		108,818,958	4.1
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
199,023		Abbott Laboratories	$15,834,270	0.6%
409,371		CVS Health Corp	22,261,595	0.8
201,506		Medtronic plc	17,895,748	0.7
		Other	56,539,606	2.2
			112,531,219	4.3
HOUSEHOLD & PERSONAL PRODUCTS
277,804		Colgate-Palmolive Co	20,221,353	0.8
424,165		Procter & Gamble Co	45,165,089	1.7
		Other	17,647,235	0.7
			83,033,677	3.2
INSURANCE
291,153	*	Berkshire Hathaway, Inc (Class B)	63,095,767	2.4
		Other	85,768,642	3.2
			148,864,409	5.6
MATERIALS
278,209		International Paper Co	13,022,963	0.5
147,325		LyondellBasell Industries AF S.C.A	12,998,485	0.5
		Other	94,757,086	3.6
			120,778,534	4.6
MEDIA & ENTERTAINMENT
910,646		Comcast Corp (Class A)	39,640,420	1.5
102,149		Walt Disney Co	13,991,349	0.6
		Other	8,374,182	0.3
			62,005,951	2.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
110,716		Eli Lilly & Co	12,958,201	0.5
397,341		Johnson & Johnson	56,104,549	2.1
478,262		Merck & Co, Inc	37,644,002	1.4
1,193,180		Pfizer, Inc	48,455,040	1.8
60,686		Thermo Fisher Scientific, Inc	16,837,331	0.7
		Other	44,240,335	1.7
			216,239,458	8.2
REAL ESTATE			102,822,223	3.9
RETAILING
339,881		eBay, Inc	13,170,389	0.5
199,813		Target Corp	15,469,523	0.6
		Other	50,664,784	1.9
			79,304,696	3.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
63,520		Broadcom, Inc	20,224,768	0.8
1,037,055		Intel Corp	52,931,287	2.0
		Other	30,280,151	1.1
			103,436,206	3.9
SOFTWARE & SERVICES
487,621		Oracle Corp	26,980,070	1.0
		Other	29,211,762	1.1
			56,191,832	2.1

58	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Large-Cap Value Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
800,573		Cisco Systems, Inc	$44,792,059	1.7%
		Other	34,562,669	1.4
			79,354,728	3.1
TELECOMMUNICATION SERVICES
1,065,769		AT&T, Inc	32,996,208	1.3
706,081		Verizon Communications, Inc	40,380,772	1.5
		Other	10,352,458	0.3
			83,729,438	3.1
TRANSPORTATION
208,397		CSX Corp	16,594,653	0.6
282,246		Delta Air Lines, Inc	16,452,119	0.6
169,883	*	United Continental Holdings, Inc	15,095,804	0.6
		Other	33,274,156	1.3
			81,416,732	3.1
UTILITIES
248,812		Dominion Resources, Inc	19,374,990	0.7
342,116		Exelon Corp	17,430,810	0.7
288,239		Southern Co	15,340,080	0.6
		Other	83,212,468	3.1
			135,358,348	5.1
		TOTAL COMMON STOCKS (Cost $2,139,321,051)	2,628,293,517	99.7
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		$8,950,000	0.3%
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,950,000)	8,950,000	0.3

	TOTAL PORTFOLIO (Cost $2,148,271,051)	2,637,243,517	100.0
	OTHER ASSETS & LIABILITIES, NET	(819,117)	(0.0)
	NET ASSETS	$2,636,424,400	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	59

Summary portfolio of investments (unaudited)

Quant Small-Cap Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$17,459,905	0.5%
BANKS
855,103		Cadence BanCorp	19,453,593	0.6
519,000		Cathay General Bancorp	19,094,010	0.6
533,400	*	Essent Group Ltd	25,309,830	0.8
275,500		IBERIABANK Corp	21,902,250	0.7
1,567,970	*	MGIC Investment Corp	22,955,081	0.7
1,031,900		Radian Group, Inc	24,167,098	0.8
763,412		United Community Banks, Inc	21,436,609	0.7
379,300		Walker & Dunlop, Inc	20,842,535	0.6
		Other	220,618,559	7.0
			395,779,565	12.5
CAPITAL GOODS
462,900		Comfort Systems USA, Inc	25,042,890	0.8
249,066		EMCOR Group, Inc	20,956,413	0.7
406,100	*	Generac Holdings, Inc	22,331,439	0.7
724,039	*	Meritor, Inc	17,565,186	0.5
195,840		Moog, Inc (Class A)	18,338,458	0.6
320,092	*	Trex Co, Inc	22,172,773	0.7
		Other	170,297,121	5.4
			296,704,280	9.4
COMMERCIAL & PROFESSIONAL SERVICES
348,547		Exponent, Inc	19,734,731	0.6
243,146		Insperity, Inc	29,070,536	0.9
290,659		Tetra Tech, Inc	18,811,451	0.6
		Other	51,775,105	1.7
			119,391,823	3.8
CONSUMER DURABLES & APPAREL
145,200	*	Deckers Outdoor Corp	22,972,092	0.7
		Other	87,972,364	2.8
			110,944,456	3.5
CONSUMER SERVICES
327,800		Texas Roadhouse, Inc (Class A)	17,704,478	0.6
		Other	73,253,699	2.3
			90,958,177	2.9
DIVERSIFIED FINANCIALS
358,626		Stifel Financial Corp	21,399,213	0.7
		Other	101,063,119	3.2
			122,462,332	3.9
ENERGY			151,956,342	4.8
FOOD & STAPLES RETAILING			12,066,994	0.4
FOOD, BEVERAGE & TOBACCO
62,300	*	Boston Beer Co, Inc (Class A)	19,313,623	0.6
123,005		Lancaster Colony Corp	18,292,073	0.6
		Other	28,802,770	0.9
			66,408,466	2.1
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
443,200	*	Globus Medical, Inc	$19,983,888	0.6%
672,000	*	HMS Holdings Corp	20,448,960	0.7
274,200	*	Integer Holding Corp	18,944,478	0.6
		Other	95,379,925	3.0
			154,757,251	4.9
HOUSEHOLD & PERSONAL PRODUCTS
127,300		Medifast, Inc	18,673,637	0.6
		Other	13,784,254	0.4
			32,457,891	1.0
INSURANCE			43,661,687	1.4
MATERIALS
231,200	*	Ingevity Corp	26,590,312	0.9
		Other	121,068,101	3.8
			147,658,413	4.7
MEDIA & ENTERTAINMENT			38,788,745	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
848,000	*	Horizon Pharma plc	21,649,440	0.7
		Other	297,140,124	9.4
			318,789,564	10.1
REAL ESTATE
2,063,190		Cousins Properties, Inc	19,744,728	0.6
1,605,080		DiamondRock Hospitality Co	17,431,169	0.5
220,200		EastGroup Properties, Inc	25,175,466	0.8
157,028		PS Business Parks, Inc	24,122,641	0.8
228,800		Ryman Hospitality Properties	18,212,480	0.6
		Other	182,343,448	5.8
			287,029,932	9.1
RETAILING
423,300	*	Etsy, Inc	28,589,682	0.9
746,000	*	Rent-A-Center, Inc	18,597,780	0.6
		Other	54,101,907	1.7
			101,289,369	3.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
161,689		Cabot Microelectronics Corp	20,413,236	0.6
369,800	*	Semtech Corp	19,921,126	0.6
		Other	35,220,180	1.1
			75,554,542	2.3
SOFTWARE & SERVICES
118,820	*	CACI International, Inc (Class A)	23,162,771	0.7
392,800	*	Five9, Inc	20,845,896	0.7
114,200	*	HubSpot, Inc	21,068,758	0.7
260,045	*	Paylocity Holding Corp	25,107,344	0.8
420,700	*	Verint Systems, Inc	25,406,073	0.8
		Other	123,583,829	3.9
			239,174,671	7.6
TECHNOLOGY HARDWARE & EQUIPMENT
213,100		SYNNEX Corp	22,989,228	0.7
1,417,200	*	Viavi Solutions, Inc	18,848,760	0.6
		Other	118,767,259	3.8
			160,605,247	5.1

60	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small-Cap Equity Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,934,590	*	Vonage Holdings Corp	$18,804,215	0.6%
		Other	8,430,952	0.3
			27,235,167	0.9
TRANSPORTATION			43,081,211	1.3
UTILITIES
442,900		Avista Corp	19,106,706	0.6
515,000		Portland General Electric Co	26,939,650	0.8
251,990		Southwest Gas Corp	20,963,048	0.7
240,000		Spire, Inc	20,205,600	0.6
		Other	14,801,000	0.5
			102,016,004	3.2
		TOTAL COMMON STOCKS (Cost $2,836,293,011)	3,156,232,034	99.8

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			6,800,000	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
44,841,483	c	State Street Navigator Securities Lending Government Money Market Portfolio	$44,841,483	1.4%
			44,841,483	1.4
		TOTAL SHORT-TERM INVESTMENTS (Cost $51,641,483)	51,641,483	1.6
		TOTAL PORTFOLIO (Cost $2,887,934,494)	3,207,873,517	101.4
		OTHER ASSETS & LIABILITIES, NET	(46,256,212)	(1.4)
		NET ASSETS	$3,161,617,305	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $42,382,487.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	61

Summary portfolio of investments (unaudited)

Quant Small/Mid-Cap Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$1,737,356	0.3%
BANKS
412,638		First Bancorp (Puerto Rico)	4,662,809	0.7
67,512		Zions Bancorporation	3,330,367	0.5
		Other	49,795,868	7.1
			57,789,044	8.3
CAPITAL GOODS
55,154		EMCOR Group, Inc	4,640,658	0.7
97,078		Graco, Inc	4,975,248	0.7
75,209	*	HD Supply Holdings, Inc	3,436,299	0.5
65,579		HEICO Corp (Class A)	5,864,730	0.8
22,273		IDEX Corp	3,489,288	0.5
73,407		ITT, Inc	4,444,794	0.6
98,719		Universal Forest Products, Inc	3,647,667	0.5
		Other	63,109,547	9.0
			93,608,231	13.3
COMMERCIAL & PROFESSIONAL SERVICES
42,273		Insperity, Inc	5,054,160	0.7
		Other	12,618,107	1.8
			17,672,267	2.5
CONSUMER DURABLES & APPAREL
1,313	*	NVR, Inc	4,139,206	0.6
		Other	19,483,370	2.8
			23,622,576	3.4
CONSUMER SERVICES			25,207,021	3.6
DIVERSIFIED FINANCIALS
68,606		LPL Financial Holdings, Inc	5,083,019	0.7
		Other	21,124,029	3.0
			26,207,048	3.7
ENERGY
137,332	*	Renewable Energy Group, Inc	3,312,448	0.5
		Other	21,994,380	3.1
			25,306,828	3.6
FOOD & STAPLES RETAILING			7,078,968	1.0
FOOD, BEVERAGE & TOBACCO
48,365		Lamb Weston Holdings, Inc	3,387,968	0.5
		Other	2,270,010	0.3
			5,657,978	0.8
HEALTH CARE EQUIPMENT & SERVICES
62,029		Encompass Health Corp	3,997,769	0.6
56,272		Hill-Rom Holdings, Inc	5,707,106	0.8
28,894		STERIS plc	3,784,536	0.5
54,448	*	Veeva Systems, Inc	7,615,642	1.1
		Other	15,508,493	2.2
			36,613,546	5.2
HOUSEHOLD & PERSONAL PRODUCTS			2,392,584	0.4
Shares		Company	Value	% of net assets
INSURANCE
24,930		Reinsurance Group of America, Inc (Class A)	$3,777,145	0.5%
		Other	18,707,257	2.7
			22,484,402	3.2
MATERIALS
43,978		Ashland Global Holdings, Inc	3,541,548	0.5
71,344	*	Berry Plastics Group, Inc	4,195,027	0.6
36,858	*	Ingevity Corp	4,239,039	0.6
37,245		Royal Gold, Inc	3,242,550	0.5
		Other	18,146,466	2.6
			33,364,630	4.8
MEDIA & ENTERTAINMENT
57,579	*	AMC Networks, Inc	3,363,189	0.5
		Other	14,833,653	2.0
			18,196,842	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,407	*	Bio-Rad Laboratories, Inc (Class A)	5,840,149	0.8
124,349		Bruker BioSciences Corp	4,799,871	0.7
26,380	*	Charles River Laboratories International, Inc	3,705,599	0.5
		Other	32,156,072	4.7
			46,501,691	6.7
REAL ESTATE
48,249		Camden Property Trust	4,856,262	0.7
152,755		Columbia Property Trust, Inc	3,469,066	0.5
84,992		Liberty Property Trust	4,219,003	0.6
62,420		Regency Centers Corp	4,192,751	0.6
41,964		Sun Communities, Inc	5,164,929	0.7
148,163		VICI Properties, Inc	3,378,116	0.5
		Other	46,444,149	6.6
			71,724,276	10.2
RETAILING
106,405	*	Sleep Number Corp	3,702,894	0.6
27,129	*	Wayfair, Inc	4,398,967	0.6
		Other	16,793,550	2.3
			24,895,411	3.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
256,056	*	Advanced Micro Devices, Inc	7,074,827	1.0
		Other	7,538,569	1.1
			14,613,396	2.1
SOFTWARE & SERVICES
66,360	*	Black Knight, Inc	3,744,031	0.5
90,181	*	Cadence Design Systems, Inc	6,256,758	0.9
68,323	*	Five9, Inc	3,625,902	0.5
92,600		Genpact Ltd	3,361,380	0.5
20,073	*	Trade Desk, Inc	4,445,768	0.6
26,752	*	Twilio, Inc	3,668,769	0.5
49,061	*	Zendesk, Inc	4,306,575	0.6
		Other	39,545,579	5.7
			68,954,762	9.8

62	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small/Mid-Cap Equity Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
67,718		CDW Corp	$7,151,021	1.0%
61,559	*	Keysight Technologies, Inc	5,357,480	0.8
18,452	*	Zebra Technologies Corp (Class A)	3,895,955	0.6
		Other	19,598,931	2.8
			36,003,387	5.2
TELECOMMUNICATION SERVICES			7,308,803	1.1
TRANSPORTATION
84,155	*	Hub Group, Inc (Class A)	3,498,323	0.5
		Other	13,004,413	1.8
			16,502,736	2.3
UTILITIES
74,185		UGI Corp	4,043,824	0.6
205,158		Vistra Energy Corp	5,590,556	0.8
		Other	7,059,886	1.0
			16,694,266	2.4
		TOTAL COMMON STOCKS (Cost $582,484,140)	700,138,049	99.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			490,000	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,037,755	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,037,755	0.6%
			4,037,755	0.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $4,527,755)	4,527,755	0.6
		TOTAL PORTFOLIO (Cost $587,011,895)	704,665,804	100.5
		OTHER ASSETS & LIABILITIES, NET	(4,009,626)	(0.5)
		NET ASSETS	$700,656,178	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $3,820,118.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	63

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$17,655,738	0.4%
BANKS
651,247	Citigroup, Inc	46,043,163	1.0
217,463	PNC Financial Services Group, Inc	29,777,208	0.7
638,497	US Bancorp	34,044,660	0.8
	Other	122,860,141	2.8
		232,725,172	5.3
CAPITAL GOODS
177,319	3M Co	33,603,724	0.7
186,879	Caterpillar, Inc	26,054,670	0.6
160,575	Illinois Tool Works, Inc	24,990,287	0.6
	Other	211,819,087	4.8
		296,467,768	6.7
COMMERCIAL & PROFESSIONAL SERVICES		48,635,507	1.1
CONSUMER DURABLES & APPAREL
392,949	Nike, Inc (Class B)	34,512,711	0.8
	Other	26,207,673	0.6
		60,720,384	1.4
CONSUMER SERVICES
433,004	Starbucks Corp	33,635,751	0.8
	Other	57,993,757	1.3
		91,629,508	2.1
DIVERSIFIED FINANCIALS
255,222	American Express Co	29,919,675	0.7
137,585	CME Group, Inc	24,613,957	0.6
536,542	Morgan Stanley	25,888,152	0.6
119,778	S&P Global, Inc	26,430,213	0.6
	Other	165,238,819	3.7
		272,090,816	6.2
ENERGY
422,291	ConocoPhillips	26,655,008	0.6
	Other	182,717,193	4.1
		209,372,201	4.7
FOOD & STAPLES RETAILING		22,113,476	0.5
FOOD, BEVERAGE & TOBACCO
1,016,509	Coca-Cola Co	49,869,932	1.1
580,901	Mondelez International, Inc	29,538,816	0.7
377,341	PepsiCo, Inc	48,318,515	1.1
	Other	29,119,310	0.6
		156,846,573	3.5
HEALTH CARE EQUIPMENT & SERVICES
193,921	UnitedHealth Group, Inc	45,197,167	1.0
	Other	200,792,277	4.6
		245,989,444	5.6
HOUSEHOLD & PERSONAL PRODUCTS
570,202	Procter & Gamble Co	60,715,109	1.4
	Other	37,423,396	0.9
		98,138,505	2.3
Shares		Company	Value	% of net assets
INSURANCE
198,853		Chubb Ltd	$28,873,456	0.7%
268,139		Prudential Financial, Inc	28,344,974	0.6
		Other	114,649,854	2.5
			171,868,284	3.8
MATERIALS
147,659		Ecolab, Inc	27,181,069	0.6
161,188		Linde plc	29,055,749	0.7
		Other	83,959,704	1.9
			140,196,522	3.2
MEDIA & ENTERTAINMENT
53,143	*	Alphabet, Inc (Class A)	63,716,331	1.4
54,034	*	Alphabet, Inc (Class C)	64,218,328	1.5
111,414	*	NetFlix, Inc	41,283,344	0.9
		Other	81,996,058	1.9
			251,214,061	5.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
180,747		Amgen, Inc	32,411,552	0.7
300,600		Eli Lilly & Co	35,182,224	0.8
648,479		Merck & Co, Inc	51,041,782	1.2
256,688		Zoetis, Inc	26,141,106	0.6
		Other	186,440,073	4.2
			331,216,737	7.5
REAL ESTATE
164,544		American Tower Corp	32,135,443	0.7
346,453		Prologis, Inc	26,562,552	0.6
		Other	118,136,232	2.7
			176,834,227	4.0
RETAILING
17,364	*	Booking Holdings, Inc	32,210,046	0.7
250,264		Home Depot, Inc	50,978,777	1.2
237,535		Lowe’s Companies, Inc	26,874,710	0.6
		Other	122,474,613	2.7
			232,538,146	5.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
919,497		Intel Corp	46,931,127	1.1
150,459		NVIDIA Corp	27,233,079	0.6
326,290		Texas Instruments, Inc	38,446,751	0.9
		Other	32,393,561	0.7
			145,004,518	3.3
SOFTWARE & SERVICES
214,192		Accenture plc	39,126,453	0.9
136,249	*	Adobe, Inc	39,410,023	0.9
286,001		International Business Machines Corp	40,117,360	0.9
113,870		Intuit, Inc	28,588,202	0.7
1,296,981	d	Microsoft Corp	169,385,719	3.8
711,170		Oracle Corp	39,349,036	0.9
240,498	*	salesforce.com, Inc	39,766,344	0.9
		Other	146,755,264	3.3
			542,498,401	12.3

64	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
758,031	Apple, Inc	$152,114,081	3.5%
1,027,622	Cisco Systems, Inc	57,495,451	1.3
	Other	80,486,411	1.8
		290,095,943	6.6
TELECOMMUNICATION SERVICES
855,889	Verizon Communications, Inc	48,948,292	1.1
	Other	29,433,347	0.7
		78,381,639	1.8
TRANSPORTATION
187,341	Union Pacific Corp	33,166,851	0.7
231,633	United Parcel Service, Inc (Class B)	24,604,057	0.6
	Other	50,206,838	1.2
		107,977,746	2.5
UTILITIES		149,463,836	3.4
	TOTAL COMMON STOCKS (Cost $3,272,139,482)	4,369,675,152	99.1

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$32,320,000	2.350%, 05/01/19	32,320,000	0.7
		32,320,000	0.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
22,402,287	c	State Street Navigator Securities Lending Government Money Market Portfolio	$22,402,287	0.5%
			22,402,287	0.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $54,722,287)	54,722,287	1.2
		TOTAL PORTFOLIO (Cost $3,326,861,769)	4,424,397,439	100.3
		OTHER ASSETS & LIABILITIES, NET	(12,822,012)	(0.3)
		NET ASSETS	$4,411,575,427	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $21,475,222.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (See Note 3):

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	224		06/21/19	$32,742,345	$33,023,200	$280,855

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	65

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$754,014	0.4%
BANKS
27,414	Citigroup, Inc	1,938,170	1.0
9,331	PNC Financial Services Group, Inc	1,277,694	0.7
26,331	US Bancorp	1,403,969	0.8
	Other	4,593,518	2.5
		9,213,351	5.0
CAPITAL GOODS
8,200	3M Co	1,553,982	0.8
10,014	Caterpillar, Inc	1,396,152	0.8
7,575	Illinois Tool Works, Inc	1,178,897	0.6
	Other	9,507,482	5.1
		13,636,513	7.3
COMMERCIAL & PROFESSIONAL SERVICES		1,930,620	1.1
CONSUMER DURABLES & APPAREL
16,418	Nike, Inc (Class B)	1,441,993	0.8
	Other	839,989	0.4
		2,281,982	1.2
CONSUMER SERVICES
19,179	Starbucks Corp	1,489,825	0.8
	Other	2,934,919	1.6
		4,424,744	2.4
DIVERSIFIED FINANCIALS
11,972	American Express Co	1,403,477	0.7
6,978	CME Group, Inc	1,248,364	0.7
25,943	Morgan Stanley	1,251,750	0.7
	Other	6,943,070	3.7
		10,846,661	5.8
ENERGY		6,456,729	3.5
FOOD & STAPLES RETAILING		1,197,509	0.6
FOOD, BEVERAGE & TOBACCO
42,397	Coca-Cola Co	2,079,997	1.1
26,620	Mondelez International, Inc	1,353,627	0.7
15,920	PepsiCo, Inc	2,038,556	1.1
	Other	1,063,797	0.6
		6,535,977	3.5
HEALTH CARE EQUIPMENT & SERVICES
8,275	UnitedHealth Group, Inc	1,928,655	1.0
	Other	8,846,773	4.8
		10,775,428	5.8
HOUSEHOLD & PERSONAL PRODUCTS
24,118	Procter & Gamble Co	2,568,085	1.4
	Other	1,834,256	1.0
		4,402,341	2.4
INSURANCE
24,507	American International Group, Inc	1,165,798	0.6
9,135	Chubb Ltd	1,326,402	0.7
	Other	5,185,959	2.8
		7,678,159	4.1
Shares		Company	Value	% of net assets
MATERIALS
6,441		Ecolab, Inc	$1,185,659	0.7%
		Other	5,243,994	2.8
			6,429,653	3.5
MEDIA & ENTERTAINMENT
2,225	*	Alphabet, Inc (Class A)	2,667,686	1.4
2,263	*	Alphabet, Inc (Class C)	2,689,530	1.5
5,011	*	NetFlix, Inc	1,856,776	1.0
		Other	3,599,036	1.9
			10,813,028	5.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
17,453		AbbVie, Inc	1,385,594	0.8
8,746		Amgen, Inc	1,568,333	0.8
29,373		Bristol-Myers Squibb Co	1,363,788	0.7
12,996		Eli Lilly & Co	1,521,052	0.8
27,928		Merck & Co, Inc	2,198,213	1.2
11,488		Zoetis, Inc	1,169,938	0.6
		Other	4,390,252	2.4
			13,597,170	7.3
REAL ESTATE
7,388		American Tower Corp	1,442,876	0.8
2,453		Equinix, Inc	1,115,379	0.6
15,646		Prologis, Inc	1,199,579	0.6
		Other	3,764,695	2.1
			7,522,529	4.1
RETAILING
766	*	Booking Holdings, Inc	1,420,922	0.8
29,163		eBay, Inc	1,130,066	0.6
11,489		Home Depot, Inc	2,340,309	1.3
		Other	5,793,829	3.1
			10,685,126	5.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
45,661		Intel Corp	2,330,538	1.3
8,626		NVIDIA Corp	1,561,306	0.8
13,674		Texas Instruments, Inc	1,611,207	0.9
		Other	1,098,180	0.6
			6,601,231	3.6
SOFTWARE & SERVICES
8,956		Accenture plc	1,635,993	0.9
6,167	*	Adobe, Inc	1,783,805	1.0
12,177		International Business Machines Corp	1,708,068	0.9
54,317	d	Microsoft Corp	7,093,800	3.8
31,328		Oracle Corp	1,733,378	0.9
9,900	*	salesforce.com, Inc	1,636,965	0.9
		Other	6,813,680	3.6
			22,405,689	12.0
TECHNOLOGY HARDWARE & EQUIPMENT
34,089		Apple, Inc	6,840,639	3.7
44,303		Cisco Systems, Inc	2,478,753	1.3
		Other	2,527,451	1.3
			11,846,843	6.3

66	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
40,920	Verizon Communications, Inc	$2,340,215	1.3%
	Other	1,366,486	0.7
		3,706,701	2.0
TRANSPORTATION
9,592	Union Pacific Corp	1,698,168	0.9
11,532	United Parcel Service, Inc (Class B)	1,224,929	0.7
	Other	959,302	0.5
		3,882,399	2.1
UTILITIES
8,817	Sempra Energy	1,128,135	0.6
	Other	4,949,478	2.7
		6,077,613	3.3
	TOTAL COMMON STOCKS (Cost $160,719,468)	183,702,010	98.9
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,600,000	Federal Home Loan Bank (FHLB) 2.350%, 05/01/19	$4,600,000	2.5%
		4,600,000	2.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,600,000)	4,600,000	2.5
	TOTAL PORTFOLIO (Cost $165,319,468)	188,302,010	101.4
	OTHER ASSETS & LIABILITIES, NET	(2,588,567)	(1.4)
	NET ASSETS	$185,713,443	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (See Note 3):

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	7		06/21/19	$1,029,472	$1,031,975	$2,503

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	67

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
BRAZIL
6,093,800	*	B2W Companhia Global Do Varejo	$59,444,505	3.5%
945,800		Cia Brasileira de Distribuicao Grupo Pao de Acucar	23,276,555	1.4
3,709,106		Cyrela Brazil Realty S.A.	16,818,726	1.0
8,709,500		Lojas Americanas S.A.(Preference)	34,917,074	2.0
			134,456,860	7.9
CHINA
545,554	*	Alibaba Group Holding Ltd (ADR)	101,238,456	5.9
26,705,000		Bank of China Ltd (Hong Kong)	12,751,770	0.8
3,271,593		Hangzhou Robam Appliances Co Ltd	14,209,472	0.8
22,713,900		Industrial & Commercial Bank of China	17,084,482	1.0
1,111,400	*	JD.com, Inc (ADR)	33,642,078	2.0
3,503,200		Ping An Insurance Group Co of China Ltd	42,405,034	2.5
1,473,630		Ping An Insurance Group Co of China Ltd (Class A)	18,850,562	1.1
3,752,452		SAIC Motor Corp Ltd	15,263,142	0.9
2,508,376		Tencent Holdings Ltd	123,631,940	7.2
		Other	65,675,240	3.8
			444,752,176	26.0
HONG KONG
2,052,724		Melco Crown Entertainment Ltd (ADR)	51,523,372	3.0
1,953,500		Techtronic Industries Co	14,136,502	0.8
		Other	792	0.0
			65,660,666	3.8
INDIA
11,373,100		Bharat Electronics Ltd	14,257,965	0.8
893,200		HCL Technologies Ltd	15,201,909	0.9
8,840,989	*	Indiabulls Real Estate Ltd	14,628,003	0.9
1,710,200		Mahindra & Mahindra Ltd	15,871,734	0.9
1,016,952	*	Multi Commodity Exchange of India Ltd	12,557,072	0.7
3,094,300		Reliance Industries Ltd	61,989,571	3.6
2,223,200		Tata Steel Ltd	17,816,748	1.1
		Other	10,603,908	0.6
			162,926,910	9.5
INDONESIA
40,346,500	*	PT Bank Mandiri Persero Tbk	21,980,929	1.3
7,131,100		PT United Tractors Tbk	13,617,764	0.8
			35,598,693	2.1
ITALY
10,595,871		Prada S.p.A	29,803,316	1.7
			29,803,316	1.7
JAPAN
105,301	h	Nintendo Co Ltd	36,267,300	2.1
			36,267,300	2.1
KENYA			8,588,646	0.5
Shares		Company	Value	% of net assets
KOREA, REPUBLIC OF
89,500		E-Mart Co Ltd	$13,199,635	0.8%
109,900		Hyundai Motor Co	13,045,183	0.8
435,800		KB Financial Group, Inc	17,207,724	1.0
219,700		LG Electronics, Inc	14,274,359	0.8
897,900		Samsung Electronics Co Ltd	35,302,927	2.1
118,500		Samsung SDI Co Ltd	24,060,954	1.4
48,200		Shinsegae Co Ltd	14,045,476	0.8
		Other	12,464,956	0.7
			143,601,214	8.4
MACAU
3,106,579		Galaxy Entertainment Group Ltd	23,265,889	1.4
			23,265,889	1.4
MALAYSIA
12,445,067		Bumiputra-Commerce Holdings BHD	15,873,103	0.9
			15,873,103	0.9
PERU			12,169,690	0.7
PHILIPPINES			10,924,719	0.6
RUSSIA
297,200		LUKOIL PJSC (ADR)	25,410,600	1.5
1,477,918	*	Sberbank of Russia (ADR)	21,355,915	1.2
764,900	*	Yandex NV	28,630,207	1.7
			75,396,722	4.4
SOUTH AFRICA
290,317		Naspers Ltd (N Shares)	74,684,137	4.4
		Other	19,388,551	1.1
			94,072,688	5.5
TAIWAN
2,310,000		Catcher Technology Co Ltd	18,314,448	1.1
6,115,000		Hon Hai Precision Industry Co, Ltd	17,215,732	1.0
102,700		Largan Precision Co Ltd	15,417,573	0.9
2,898,300		MediaTek, Inc	27,778,826	1.6
12,108,800		Taiwan Semiconductor Manufacturing Co Ltd	101,665,854	5.9
		Other	2,678,795	0.2
			183,071,228	10.7
THAILAND
2,894,200		Kasikornbank PCL-NVDR	17,327,910	1.0
		Other	11,683,899	0.7
			29,011,809	1.7
TURKEY
618,600		Tupras Turkiye Petrol Rafine	12,794,432	0.8
		Other	10,227,598	0.6
			23,022,030	1.4
UNITED ARAB EMIRATES			11,971,813	0.7
URUGUAY
9,462,787	a,n	Arcos Dorados Holdings, Inc	66,050,253	3.9
			66,050,253	3.9
		TOTAL COMMON STOCKS (Cost $1,444,246,573)	1,606,485,725	93.9

68	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
PREFERRED STOCKS
PHILIPPINES		$3,304	0.0%
	TOTAL PREFERRED STOCKS (Cost $4,057)	3,304	0.0
PURCHASED OPTIONS
HONG KONG		179,478	0.0
UNITED STATES		557,047	0.0
	TOTAL PURCHASED OPTIONS (Cost $2,504,015)	736,525	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$54,300,000	Federal Home Loan Bank (FHLB) 2.350%, 05/01/19	54,300,000	3.2
		54,300,000	3.2
TREASURY DEBT
20,300,000	United States Treasury Bill 2.372%, 05/07/19	20,291,978	1.2
32,990,000	United States Treasury Bill 2.371%–2.381%, 05/09/19	32,972,589	1.9
		53,264,567	3.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,204,826	c	State Street Navigator Securities Lending Government Money Market Portfolio	$8,204,826	0.5%
			8,204,826	0.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $115,769,376)	115,769,393	6.8
		TOTAL PORTFOLIO (Cost $1,562,524,021)	1,722,994,947	100.7
		OTHER ASSETS & LIABILITIES, NET	(12,186,653)	(0.7)
		NET ASSETS	$1,710,808,294	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
NVDR	Non Voting Depository Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $6,999,872.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
ChinaAMC CSI 300 Index ETF, Put	42,360	$171,723	$40.00	06/27/19	$171,723
ChinaAMC CSI 300 Index ETF, Put	42,360	301,324	42.00	06/27/19	301,324
iShares China Large-Cap ETF, Put	28,000	981,086	40.00	05/17/19	28,000
iShares MSCI Emerging Markets ETF, Call	3,500	108,636	45.00	05/17/19	52,500
iShares MSCI Emerging Markets ETF, Call	3,500	21,136	47.00	05/17/19	3,500
Melco Resorts & Entertainment Ltd, Put	9,314	203,306	18.00	05/17/19	65,198
Melco Resorts & Entertainment Ltd, Put	14,285	716,804	20.00	05/17/19	114,280
Total	143,319	$2,504,015			$736,525

Written options outstanding as of April 30, 2019 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Put	3,500	$(132,862)	$40.00	05/17/19	$(7,000)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	69

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2019

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$592,413,153	34.6%
INFORMATION TECHNOLOGY	279,248,342	16.3
FINANCIALS	249,793,501	14.6
COMMUNICATION SERVICES	197,591,140	11.5
ENERGY	113,812,367	6.7
MATERIALS	63,477,314	3.7
CONSUMER STAPLES	44,845,009	2.6
INDUSTRIALS	39,430,164	2.3
REAL ESTATE	26,603,120	1.6
HEALTH CARE	11,444	0.0
SHORT-TERM INVESTMENTS	115,769,393	6.8
OTHER ASSETS & LIABILITIES, NET	(12,186,653)	(0.7)
NET ASSETS	$1,710,808,294	100.0%

70	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRIA
2,106,074		Wienerberger AG.	$48,399,477	1.0%
			48,399,477	1.0
CHINA			11,136,050	0.2
DENMARK
773,437		DSV AS	71,672,708	1.5
1,660,221		Novo Nordisk AS	81,341,764	1.7
		Other	32,622,204	0.6
			185,636,676	3.8
FRANCE
2,575,393	e	Accor S.A.	108,494,398	2.3
3,612,904		Credit Agricole S.A.	49,612,557	1.0
2,129,549		Schneider Electric S.A.	180,236,464	3.7
1,694,400	e	Vinci S.A.	171,128,076	3.5
		Other	101,512,298	2.1
			610,983,793	12.6
GERMANY
1,203,272		BASF SE	98,236,255	2.0
284,676		Continental AG.	47,225,117	1.0
2,219,002	*	Daimler AG. (Registered)	145,646,361	3.0
625,903		HeidelbergCement AG.	50,648,110	1.1
1,195,180		Lanxess AG.	69,211,507	1.4
995,576		Porsche AG.	69,210,095	1.4
		Other	3,712,069	0.1
			483,889,514	10.0
HONG KONG
2,357,156		Hong Kong Exchanges and Clearing Ltd	81,884,782	1.7
		Other	34,096,719	0.7
			115,981,501	2.4
INDIA			47,393,119	1.0
IRELAND
1,627,063		CRH plc	54,735,547	1.1
			54,735,547	1.1
ITALY
9,723,999		Davide Campari-Milano S.p.A	98,095,513	2.0
3,809,304		Mediobanca S.p.A.	40,375,975	0.9
12,256,190	e	UniCredit S.p.A.	169,675,972	3.5
			308,147,460	6.4
JAPAN
237,801	h	Central Japan Railway Co	51,136,570	1.0
1,048,200	h	CyberAgent, Inc	42,016,251	0.9
2,303,179	h	Hitachi Ltd	76,599,646	1.6
1,793,212	h	Komatsu Ltd	46,319,378	0.9
1,099,473	h	Konami Corp	50,065,256	1.0
1,892,800	h	Murata Manufacturing Co Ltd	95,044,394	2.0
359,782	h	Nintendo Co Ltd	123,914,508	2.5
1,102,666	h	Rohm Co Ltd	81,310,949	1.7
2,130,259	h	Sony Corp	107,297,098	2.2
1,681,646	h	Takeda Pharmaceutical Co Ltd	62,055,639	1.3
1,789,189	h	Toyota Motor Corp	110,769,483	2.3
		Other	33,199,525	0.7
			879,728,697	18.1
Shares		Company	Value	% of net assets
KOREA, REPUBLIC OF			$20,044,704	0.4%
NETHERLANDS
70,774	*,g	Adyen NV	57,680,666	1.2
2,210,173		Royal Dutch Shell plc (A Shares)	70,419,268	1.4
			128,099,934	2.6
NORWAY			35,004,242	0.7
SPAIN
2,684,712		Siemens Gamesa Renewable Energy	48,218,639	1.0
			48,218,639	1.0
SWEDEN
4,250,406	e	Electrolux AB (Series B)	104,170,319	2.1
3,812,072	e	Hennes & Mauritz AB (B Shares)	66,516,646	1.4
			170,686,965	3.5
SWITZERLAND
10,588,130		Credit Suisse Group	140,810,376	2.9
370,677	e	Dufry Group	36,278,596	0.8
325,985		Lonza Group AG.	100,673,661	2.1
677,882		Nestle S.A.	65,264,854	1.3
465,230		Roche Holding AG.	122,757,117	2.5
		Other	15,354,023	0.3
			481,138,627	9.9
UNITED KINGDOM
9,166,674		CNH Industrial NV	99,658,996	2.1
1,197,078		Linde plc (Xetra)	215,960,419	4.4
188,255,416		Lloyds TSB Group plc	153,961,882	3.2
1,391,102		Reckitt Benckiser Group plc	112,549,101	2.3
1,315,971		Schroders plc	54,464,003	1.1
56,504,452		Tesco plc	184,353,685	3.8
6,226,247		Travis Perkins plc	113,608,647	2.3
		Other	63,452,773	1.3
			998,009,506	20.5
		TOTAL COMMON STOCKS (Cost $4,334,285,821)	4,627,234,451	95.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$157,050,000		Federal Home Loan Bank (FHLB) 2.350%, 05/01/19	157,050,000	3.2
			157,050,000	3.2
TREASURY DEBT
44,930,000		United States Treasury Bill 2.372%, 05/07/19	44,912,245	0.9
41,875,000		United States Treasury Bill 2.390%, 05/14/19	41,839,011	0.9
			86,751,256	1.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	71

Summary portfolio of investments (unaudited)	concluded

International Equity Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
329,147,464	c	State Street Navigator Securities Lending Government Money Market Portfolio	$329,147,464	6.8%
			329,147,464	6.8
		TOTAL SHORT-TERM INVESTMENTS (Cost $572,948,599)	572,948,720	11.8
		TOTAL PORTFOLIO (Cost $4,907,234,420)	5,200,183,171	107.0
		OTHER ASSETS & LIABILITIES, NET	(340,587,314)	(7.0)
		NET ASSETS	$4,859,595,857	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $311,858,318.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities, including those in “Other,” is $85,164,379 or 1.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2019

Sector	Value	% of net assets
INDUSTRIALS	$971,810,269	19.9%
CONSUMER DISCRETIONARY	843,933,612	17.4
FINANCIALS	734,557,248	15.1
MATERIALS	576,026,108	11.9
CONSUMER STAPLES	460,263,153	9.5
HEALTH CARE	366,828,181	7.5
INFORMATION TECHNOLOGY	349,413,431	7.2
COMMUNICATION SERVICES	227,132,065	4.7
ENERGY	70,419,268	1.4
REAL ESTATE	26,851,116	0.6
SHORT-TERM INVESTMENTS	572,948,720	11.8
OTHER ASSETS & LIABILITIES, NET	(340,587,314)	(7.0)
NET ASSETS	$4,859,595,857	100.0%

72	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
1,137,633	*,e	Afterpay Touch Group Ltd	$20,609,339	1.2%
934,508		BHP Billiton Ltd	24,729,272	1.4
		Other	26,621,316	1.5
			71,959,927	4.1
BRAZIL
2,266,400		Localiza Rent A Car	20,923,639	1.2
442,900		Magazine Luiza S.A.	21,603,390	1.2
		Other	41,899,964	2.4
			84,426,993	4.8
CANADA
484,466		Alimentation Couche Tard, Inc	28,564,581	1.6
230,600		Bank of Montreal	18,214,594	1.0
861,495		Dollarama, Inc	25,876,359	1.5
109,200	*	Shopify, Inc (Class A) (Toronto)	26,552,139	1.5
541,721		Suncor Energy, Inc	17,864,622	1.0
		Other	34,416,624	2.0
			151,488,919	8.6
CHINA
1,675,200		Sunny Optical Technology Group Co Ltd	20,492,888	1.2
1,010,000		Tencent Holdings Ltd	49,780,519	2.8
436,400		Yum China Holdings, Inc	20,746,456	1.2
		Other	52,860,420	3.0
			143,880,283	8.2
DENMARK
510,300		Novo Nordisk AS	25,001,914	1.4
			25,001,914	1.4
FINLAND			13,598,889	0.8
FRANCE
171,602	*	Essilor International S.A.	20,907,747	1.2
83,512	e	L’Oreal S.A.	22,970,182	1.3
181,739	*	Teleperformance	34,937,624	2.0
			78,815,553	4.5
GERMANY			36,980,557	2.1
HONG KONG
2,685,000		AIA Group Ltd	27,492,885	1.6
938,002		Melco Crown Entertainment Ltd (ADR)	23,543,850	1.3
			51,036,735	2.9
INDIA			12,033,432	0.7
INDONESIA
68,313,000	*	Bank Rakyat Indonesia	21,003,181	1.2
			21,003,181	1.2
IRELAND
904,286		Keywords Studios plc	18,435,508	1.1
		Other	33,777,560	1.9
			52,213,068	3.0
ISRAEL			15,673,556	0.9
Shares		Company	Value	% of net assets
ITALY
1,806,000		Davide Campari-Milano S.p.A	$18,218,893	1.0%
201,100		Ferrari NV	27,275,503	1.5
498,689		Moncler S.p.A	20,503,232	1.2
		Other	10,373,064	0.6
			76,370,692	4.3
JAPAN
295,400		GMO Payment Gateway, Inc	23,555,627	1.3
1,347,700	e	Infomart Corp	19,608,090	1.1
1,279,900		MonotaRO Co Ltd	29,472,960	1.7
354,000		Paltac Corp	19,550,923	1.1
349,000		TechnoPro Holdings, Inc	20,998,843	1.2
		Other	101,265,744	5.8
			214,452,187	12.2
KOREA, REPUBLIC OF			20,994,064	1.2
NETHERLANDS
27,150	*,g	Adyen NV	22,127,195	1.3
107,047		ASML Holding NV	22,352,567	1.3
		Other	14,874,617	0.8
			59,354,379	3.4
NORWAY
815,986		Aker BP ASA	26,933,631	1.5
944,257		DNB NOR Holding ASA	18,157,308	1.0
		Other	28,798,296	1.7
			73,889,235	4.2
PHILIPPINES			23,677,037	1.3
PORTUGAL
1,204,396		Jeronimo Martins SGPS S.A.	19,614,360	1.1
			19,614,360	1.1
SPAIN
279,399		Amadeus IT Holding S.A.	22,267,161	1.3
		Other	1,594	0.0
			22,268,755	1.3
SWEDEN
411,035		Hexagon AB (B Shares)	22,455,739	1.3
		Other	29,004,489	1.6
			51,460,228	2.9
SWITZERLAND
81,367		Lonza Group AG.	25,128,499	1.4
222,935		Novartis AG.	18,267,309	1.0
		Other	15,795,830	0.9
			59,191,638	3.3
TAIWAN			14,060,542	0.8
UNITED KINGDOM
1,377,280		Ashtead Group plc	38,243,259	2.2
2,404,119		Beazley plc	18,115,347	1.0
6,990,888	*	boohoo.com plc	22,481,783	1.3
507,700		Dechra Pharmaceuticals plc	17,645,404	1.0
2,294,186		Electrocomponents plc	19,345,335	1.1
447,623		Fevertree Drinks plc	18,404,745	1.0
167,485		Linde plc (Xetra)	30,215,350	1.7
		Other	54,202,740	3.1
			218,653,963	12.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	73

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UNITED STATES
983,770	Burford Capital Ltd	$21,049,651	1.2%
112,300	* Lululemon Athletica, Inc	19,804,105	1.1
	Other	9,072,448	0.5
		49,926,204	2.8
	TOTAL COMMON STOCKS (Cost $1,242,227,900)	1,662,026,291	94.4
RIGHTS / WARRANTS
CHINA		107,388	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	107,388	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$36,900,000	2.350%, 05/01/19	36,900,000	2.1
		36,900,000	2.1
TREASURY DEBT
	United States Treasury Bill
32,450,000	2.367%, 05/02/19	32,447,846	1.8
	United States Treasury Bill
19,310,000	2.374%–2.402%, 05/14/19	19,293,404	1.1
	Other	13,959,482	0.8
		65,700,732	3.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
110,748,905	c	State Street Navigator Securities Lending Government Money Market Portfolio	$110,748,905	6.3%
			110,748,905	6.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $213,349,675)		213,349,637	12.1
	TOTAL PORTFOLIO (Cost $1,455,577,575)		1,875,483,316	106.5
	OTHER ASSETS & LIABILITIES, NET		(113,926,191)	(6.5)
	NET ASSETS		$1,761,557,125	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $104,767,893.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities, including those in “Other,” is $42,868,583 or 2.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2019

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$321,603,995	18.3%
INFORMATION TECHNOLOGY	295,341,141	16.8
INDUSTRIALS	270,358,650	15.3
FINANCIALS	221,246,409	12.6
CONSUMER STAPLES	142,395,783	8.1
HEALTH CARE	135,948,675	7.7
MATERIALS	101,123,918	5.7
ENERGY	83,600,323	4.7
COMMUNICATION SERVICES	82,476,172	4.7
REAL ESTATE	8,038,613	0.5
SHORT-TERM INVESTMENTS	213,349,637	12.1
OTHER ASSETS & LIABILITIES, NET	(113,926,191)	(6.5)
NET ASSETS	$1,761,557,125	100.0%

74	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Quant International Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
222,311		Macquarie Group Ltd	$21,127,122	1.1%
256,070		Rio Tinto plc	14,938,885	0.8
702,641		Westpac Banking Corp	13,649,784	0.7
		Other	88,876,440	4.7
			138,592,231	7.3
AUSTRIA			12,893,191	0.7
BELGIUM			10,373,157	0.5
CHINA			1,647,458	0.1
DENMARK
539,749		Novo Nordisk AS	26,444,754	1.4
		Other	5,190,992	0.3
			31,635,746	1.7
FINLAND
606,506		UPM-Kymmene Oyj	17,124,583	0.9
		Other	7,554,156	0.4
			24,678,739	1.3
FRANCE
298,847		Alstom RGPT	13,148,421	0.7
296,286		Faurecia	15,075,476	0.8
39,512		Kering	23,381,399	1.2
51,355	e	L’Oreal S.A.	14,125,320	0.8
751,307		Peugeot S.A.	19,698,426	1.0
158,677	e	Vinci S.A.	16,025,785	0.9
		Other	98,853,013	5.2
			200,307,840	10.6
GERMANY
130,993		Allianz AG.	31,662,857	1.7
249,251	g	Covestro AG.	13,695,742	0.7
762,134		Deutsche Lufthansa AG.	18,438,867	1.0
1,028,059		Deutsche Telekom AG.	17,225,026	0.9
75,901		Volkswagen AG.	13,608,818	0.7
		Other	59,651,277	3.2
			154,282,587	8.2
HONG KONG
2,086,175		AIA Group Ltd	21,361,255	1.1
1,327,840		CK Hutchison Holdings Ltd	13,960,789	0.7
		Other	40,863,507	2.2
			76,185,551	4.0
IRELAND			9,097,097	0.5
ISRAEL			6,927,234	0.4
ITALY
3,894,209		Enel S.p.A.	24,658,762	1.3
1,283,007	g	Poste Italiane S.p.A	13,712,025	0.7
		Other	12,657,778	0.7
			51,028,565	2.7
Shares	Company	Value	% of net assets
JAPAN
836,500	Itochu Corp	$15,093,345	0.8%
509,685	Mitsubishi Corp	14,040,637	0.8
202,300	Shin-Etsu Chemical Co Ltd	19,162,761	1.0
235,800	Shionogi & Co Ltd	13,773,786	0.7
159,700	Softbank Group Corp	16,933,202	0.9
431,300	Sony Corp	21,723,762	1.2
340,500	Tokio Marine Holdings, Inc	17,251,526	0.9
395,400	Toshiba Corp	13,175,330	0.7
435,876	Toyota Motor Corp	26,985,276	1.4
	Other	281,457,064	14.9
		439,596,689	23.3
NETHERLANDS
852,681	Koninklijke Ahold Delhaize NV	20,550,963	1.1
	Other	43,871,915	2.3
		64,422,878	3.4
NEW ZEALAND		6,140,099	0.3
NORWAY		10,973,776	0.6
SINGAPORE		21,833,787	1.2
SOUTH AFRICA
554,315	Anglo American plc (London)	14,384,308	0.8
	Other	3,751,412	0.2
		18,135,720	1.0
SPAIN
231,832	Amadeus IT Holding S.A.	18,476,231	1.0
3,723,966	Banco Bilbao Vizcaya Argentaria S.A.	22,644,872	1.2
	Other	20,996,526	1.1
		62,117,629	3.3
SWEDEN
1,854,098	Skandinaviska Enskilda Banken AB (Class A)	17,702,189	0.9
1,322,726	Volvo AB (B Shares)	21,198,568	1.1
	Other	19,461,182	1.0
		58,361,939	3.0
SWITZERLAND
332,088	Nestle S.A.	31,972,637	1.7
371,474	Novartis AG.	30,438,604	1.6
157,786	Roche Holding AG.	41,633,933	2.2
	Other	47,832,336	2.5
		151,877,510	8.0
UNITED ARAB EMIRATES		1,862,789	0.1

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	75

Summary portfolio of investments (unaudited)	concluded

Quant International Equity Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UNITED KINGDOM
966,976	3i Group plc	$13,530,334	0.7%
513,387	Ashtead Group plc	14,255,338	0.7
762,893	BP plc (ADR)	33,361,311	1.8
317,666	Coca-Cola European Partners plc (Class A)	17,023,721	0.9
579,246	Diageo plc	24,419,692	1.3
1,154,169	GlaxoSmithKline plc	23,710,344	1.3
1,562,273	HSBC Holdings plc	13,612,030	0.7
5,193,832	Legal & General Group plc	18,887,523	1.0
480,476	Persimmon plc	14,036,071	0.7
307,239	Unilever plc	18,623,316	1.0
	Other	88,226,109	4.7
		279,685,789	14.8
UNITED STATES
400,000	iShares MSCI EAFE Index Fund	26,704,000	1.4
	Other	2,629,722	0.2
		29,333,722	1.6

	TOTAL COMMON STOCKS (Cost $1,715,465,426)	1,861,991,723	98.6

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		10,550,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
59,941,275	c	State Street Navigator Securities Lending Government Money Market Portfolio	$59,941,275	3.2%
			59,941,275	3.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $70,491,275)		70,491,275	3.7
	TOTAL PORTFOLIO (Cost $1,785,956,701)		1,932,482,998	102.3
	OTHER ASSETS & LIABILITIES, NET		(44,557,442)	(2.3)
	NET ASSETS		$1,887,925,556	100.0%

Abbreviation(s):

ADR American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,040,775.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities, including those in “Other,” is $31,758,985 or 1.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Quant International Equity Fund  ■  April 30, 2019

Sector	Value	% of net assets
FINANCIALS	$382,263,802	20.2%
INDUSTRIALS	269,716,296	14.3
CONSUMER STAPLES	212,677,361	11.3
CONSUMER DISCRETIONARY	208,115,956	11.0
HEALTH CARE	197,554,210	10.5
MATERIALS	136,293,085	7.2
INFORMATION TECHNOLOGY	118,965,075	6.3
ENERGY	105,319,911	5.6
COMMUNICATION SERVICES	99,434,317	5.3
REAL ESTATE	66,879,817	3.5
UTILITIES	64,771,893	3.4
SHORT-TERM INVESTMENTS	70,491,275	3.7
OTHER ASSETS & LIABILITIES, NET	(44,557,442)	(2.3)
NET ASSETS	$1,887,925,556	100.0%

76	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
904,800		Downer EDI Ltd	$4,940,106	0.5%
		Other	33,826,342	3.6
			38,766,448	4.1
AUSTRIA			4,634,856	0.5
BELGIUM			4,131,209	0.4
BRAZIL
814,000		Transmissora Alianca de Energia Eletrica S.A.	5,449,364	0.6
		Other	10,850,762	1.1
			16,300,126	1.7
CANADA
150,000		Kirkland Lake Gold Ltd	4,849,220	0.5
150,100		Parkland Fuel Corp	4,626,132	0.5
192,600		TFI International, Inc	6,325,595	0.7
		Other	42,069,343	4.4
			57,870,290	6.1
CHILE			1,872,147	0.2
CHINA
502,000	*,e	JinkoSolar Holding Co Ltd (ADR)	9,768,920	1.0
		Other	33,232,982	3.5
			43,001,902	4.5
DENMARK
176,000		GN Store Nord	9,020,929	0.9
64,000		Royal Unibrew A.S.	4,592,468	0.5
83,000		Topdanmark AS	4,478,262	0.5
		Other	5,188,966	0.5
			23,280,625	2.4
EGYPT			575,655	0.1
FINLAND			8,674,652	0.9
FRANCE
716,000	*	Air France-KLM	8,262,291	0.9
56,000		Gaztransport Et Technigaz S.A.	5,067,461	0.5
		Other	11,239,521	1.2
			24,569,273	2.6
GERMANY			22,950,864	2.4
GREECE			1,819,193	0.2
HONG KONG			9,769,615	1.0
HUNGARY			941,309	0.1
INDIA			13,665,885	1.4
INDONESIA			4,296,770	0.4
IRELAND			2,811,393	0.3
ISRAEL
126,000	*	CyberArk Software Ltd	16,245,180	1.7
1,134,000		Israel Discount Bank Ltd	4,426,770	0.5
		Other	6,941,655	0.7
			27,613,605	2.9
Shares		Company	Value	% of net assets
ITALY
2,351,000		Unipol Gruppo Finanziario S.p.A	$11,976,329	1.3%
		Other	24,063,332	2.5
			36,039,661	3.8
JAPAN
176,000		Hanwa Co Ltd	5,072,920	0.5
691,000		Haseko Corp	8,356,931	0.9
296,000		Japan Elevator Service Holdings Co Ltd	6,038,236	0.6
319,000		Kyowa Exeo Corp	8,725,395	0.9
738,000		Tokyo Steel Manufacturing Co Ltd	6,320,102	0.7
451,000	e	United Technology Holdings Co Ltd	13,007,824	1.4
111,000	*,e	UUUM, Inc	4,597,352	0.5
		Other	140,532,957	14.7
			192,651,717	20.2
JORDAN			1,015,343	0.1
KOREA, REPUBLIC OF
810,000		Easy Bio, Inc	5,609,875	0.6
71,000		Hyosung Corp	4,565,535	0.5
928,000		SK Networks Co Ltd	4,656,559	0.5
		Other	33,160,075	3.4
			47,992,044	5.0
MALAYSIA			3,415,003	0.4
MEXICO			7,154,457	0.7
NETHERLANDS
220,000		ASR Nederland NV	9,788,689	1.0
		Other	4,963,426	0.5
			14,752,115	1.5
NEW ZEALAND			2,334,027	0.2
NORWAY			18,687,657	2.0
PAKISTAN			980,862	0.1
PHILIPPINES			774,386	0.1
POLAND			1,934,506	0.2
PORTUGAL			5,586,369	0.6
QATAR			1,763,577	0.2
SINGAPORE			1,115,550	0.1
SOUTH AFRICA
461,000		African Rainbow Minerals Ltd	5,491,382	0.6
9,112,000	*	Sibanye Gold Ltd	8,578,751	0.9
		Other	3,889,604	0.4
			17,959,737	1.9
SPAIN
50,000	e	Acciona S.A.	5,799,040	0.6
905,000	e	Mediaset Espana Comunicacion S.A.	7,018,374	0.7
		Other	7,987,262	0.9
			20,804,676	2.2

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	77

Summary portfolio of investments (unaudited)	concluded

Quant International Small-Cap Equity Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
SWEDEN
277,000	e	Intrum Justitia AB	$7,053,623	0.7%
		Other	23,875,407	2.5
			30,929,030	3.2
SWITZERLAND
45,000		Cembra Money Bank AG.	4,179,213	0.4
39,000		PSP Swiss Property AG.	3,979,477	0.4
		Other	9,257,445	1.0
			17,416,135	1.8
TAIWAN
2,053,000		Chipbond Technology Corp	4,659,081	0.5
2,772,000		Radiant Opto-Electronics Corp	9,368,637	0.9
11,057,000		Unimicron Technology Corp	12,358,312	1.3
		Other	26,667,899	2.8
			53,053,929	5.5
THAILAND			5,379,161	0.6
TURKEY
1,154,000		Tekfen Holding AS	5,154,421	0.5
			5,154,421	0.5
UKRAINE
1,690,000		Ferrexpo plc	4,578,138	0.5
			4,578,138	0.5
UNITED KINGDOM
841,000		Britvic plc	10,039,797	1.0
2,101,000		Cineworld Group plc	8,718,523	0.9
327,000		Dart Group plc	3,977,509	0.4
178,000	*	Dialog Semiconductor plc	6,924,943	0.7
558,000		Dunelm Group plc	6,221,255	0.7
276,000		Greggs plc	6,481,821	0.7
442,000		Pennon Group plc	4,314,692	0.5
567,000		RPC Group plc	5,843,992	0.6
480,337		SSP Group PLC	4,365,984	0.5
781,000		Tate & Lyle plc	7,827,790	0.8
392,000		Unite Group plc	4,818,040	0.5
		Other	62,433,508	6.5
			131,967,854	13.8
UNITED STATES			5,425,258	0.5
	TOTAL COMMON STOCKS (Cost $915,170,324)		936,411,430	97.9
RIGHTS / WARRANTS
MALAYSIA			21,754	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)		21,754	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$10,500,000		Federal Home Loan Bank (FHLB) 2.350%, 05/01/19	$10,500,000	1.1%
			10,500,000	1.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
42,527,170	c	State Street Navigator Securities Lending Government Money Market Portfolio	42,527,170	4.4
			42,527,170	4.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,027,170)		53,027,170	5.5
	TOTAL PORTFOLIO (Cost $968,197,494)		989,460,354	103.4
	OTHER ASSETS & LIABILITIES, NET		(33,382,595)	(3.4)
	NET ASSETS		$956,077,759	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,626,396.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $28,100,974 or 2.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

78	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2019

Sector	Value	% of net assets
INDUSTRIALS	$178,209,197	18.5%
INFORMATION TECHNOLOGY	111,650,740	11.7
CONSUMER DISCRETIONARY	108,520,996	11.4
REAL ESTATE	102,559,103	10.7
MATERIALS	100,456,933	10.5
FINANCIALS	97,623,878	10.2
HEALTH CARE	59,917,263	6.3
CONSUMER STAPLES	57,989,168	6.1
COMMUNICATION SERVICES	50,081,510	5.2
UTILITIES	38,917,075	4.1
ENERGY	30,507,321	3.2
SHORT-TERM INVESTMENTS	53,027,170	5.5
OTHER ASSETS & LIABILITIES, NET	(33,382,595)	(3.4)
NET ASSETS	$956,077,759	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	79

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
42,725		Australia & New Zealand Banking Group Ltd	$819,661	0.6%
25,571		Commonwealth Bank of Australia	1,343,890	0.9
6,260		CSL Ltd	878,039	0.6
52,198		National Australia Bank Ltd	931,997	0.6
53,780		Westpac Banking Corp	1,044,752	0.7
		Other	6,463,280	4.3
			11,481,619	7.7
AUSTRIA			731,410	0.5
BELGIUM			1,250,849	0.8
DENMARK
23,704		Novo Nordisk AS	1,161,366	0.8
		Other	1,394,003	0.9
			2,555,369	1.7
FINLAND			1,207,854	0.8
FRANCE
6,262		Air Liquide	833,045	0.6
29,245	e	AXA S.A.	779,863	0.5
11,882		Danone	960,600	0.6
4,254	e	L’Oreal S.A.	1,170,073	0.8
16,961	e	Sanofi-Aventis	1,479,835	1.0
9,092		Schneider Electric S.A.	769,510	0.5
33,338		Total S.A.	1,853,285	1.3
		Other	7,660,909	5.1
			15,507,120	10.4
GERMANY
6,287		Allianz AG.	1,519,657	1.0
14,548		BASF SE	1,187,713	0.8
8,919		Bayerische Motoren Werke AG.	760,866	0.5
13,867		SAP AG.	1,787,571	1.2
11,740		Siemens AG.	1,407,652	0.9
		Other	7,223,148	4.9
			13,886,607	9.3
HONG KONG
24,831		Hong Kong Exchanges and Clearing Ltd	862,599	0.6
		Other	6,001,802	4.0
			6,864,401	4.6
IRELAND			779,666	0.5
ISRAEL			924,424	0.6
ITALY
325,243		Banca Intesa S.p.A.	852,142	0.6
136,292		Enel S.p.A.	863,023	0.6
		Other	950,768	0.6
			2,665,933	1.8
Shares		Company	Value	% of net assets
JAPAN
31,661	h	Honda Motor Co Ltd	$883,434	0.6%
1,273		Keyence Corp	795,362	0.5
29,479	h	Mitsubishi Corp	812,078	0.6
2,204	h	Nintendo Co Ltd	759,092	0.5
33,512	h	NTT DoCoMo, Inc	727,732	0.5
12,640	h	Softbank Group Corp	1,340,236	0.9
19,715	h	Sony Corp	993,007	0.7
25,396	h	Sumitomo Mitsui Financial Group, Inc	923,048	0.6
30,395	h	Toyota Motor Corp	1,881,768	1.3
		Other	25,725,530	17.1
			34,841,287	23.3
LUXEMBOURG			425,763	0.3
NETHERLANDS
5,694		ASML Holding NV	1,188,968	0.8
75,064	e	ING Groep NV	957,819	0.6
17,607		Koninklijke Philips Electronics NV	756,110	0.5
		Other	1,238,806	0.9
			4,141,703	2.8
NEW ZEALAND			500,559	0.3
NORWAY			2,021,777	1.5
PORTUGAL			666,965	0.4
SINGAPORE
40,191		DBS Group Holdings Ltd	835,789	0.6
		Other	2,496,857	1.7
			3,332,646	2.3
SOUTH AFRICA			189,659	0.1
SPAIN
9,871		Amadeus IT Holding S.A.	786,686	0.5
141,850		Banco Bilbao Vizcaya Argentaria S.A.	862,568	0.6
99,523		Iberdrola S.A.	904,404	0.6
		Other	2,559,101	1.7
			5,112,759	3.4
SWEDEN			5,271,674	3.5
SWITZERLAND
36,911		Nestle S.A.	3,553,703	2.4
9,077		Roche Holding AG.	2,395,087	1.6
73,077		UBS AG.	979,923	0.7
2,941		Zurich Financial Services AG.	937,496	0.6
		Other	5,573,250	3.7
			13,439,459	9.0
UNITED KINGDOM
36,873		AstraZeneca plc (ADR)	1,388,637	0.9
31,152		Compass Group plc	708,828	0.5
74,844		National Grid plc	819,986	0.5
43,050		Prudential plc	978,155	0.7
79,668		Standard Chartered plc	728,418	0.5
23,138	e	Unilever NV	1,399,955	0.9
51,569	d	Vodafone Group plc (ADR)	955,058	0.6
		Other	12,162,671	8.1
			19,141,708	12.7

80	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UNITED STATES		$605,986	0.4%
	TOTAL COMMON STOCKS (Cost $143,545,173)	147,547,197	98.7

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$4,850,000	2.350%, 05/01/19	4,850,000	3.3
		4,850,000	3.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
6,014,713	c	State Street Navigator Securities Lending Government Money Market Portfolio	$6,014,713	4.0%
			6,014,713	4.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,864,713)		10,864,713	7.3
	TOTAL PORTFOLIO (Cost $154,409,886)		158,411,910	106.0
	OTHER ASSETS & LIABILITIES, NET		(8,965,809)	(6.0)
	NET ASSETS		$149,446,101	100.0%

Abbreviation(s):

ADR American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,745,874.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $725,750 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (See Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	11		06/21/19	$1,050,255	$1,054,350	$4,095

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  April 30, 2019

Sector	Value	% of net assets
FINANCIALS	$29,640,056	19.7%
INDUSTRIALS	21,051,593	14.1
CONSUMER DISCRETIONARY	16,995,107	11.4
CONSUMER STAPLES	15,710,684	10.5
HEALTH CARE	14,297,845	9.6
MATERIALS	12,519,831	8.4
COMMUNICATION SERVICES	8,839,615	5.9
INFORMATION TECHNOLOGY	8,643,549	5.8
ENERGY	7,438,322	5.0
UTILITIES	6,546,092	4.4
REAL ESTATE	5,864,503	3.9
SHORT-TERM INVESTMENTS	10,864,713	7.3
OTHER ASSETS & LIABILITIES, NET	(8,965,809)	(6.0)
NET ASSETS	$149,446,101	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2019

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund

ASSETS
Portfolio investments, at value *†	$6,916,678,916	$5,790,600,228	$6,214,791,642	$1,583,475,942	$3,309,522,509	$2,829,787,342	$2,637,243,517	$3,207,873,517	$704,665,804	$4,424,397,439
Cash	50,496	16,748	—	—	—	32,222	6,295	—	5,153	—
Receivable from securities transactions	89,524,463	14,633,225	6,006,711	825,483	16,457,766	18,968,607	12,263,266	28,480,969	4,748,152	—
Receivable from Fund shares sold	291,532	1,512,449	400,956	249,307	760,923	120,788	180,607	174,027	72,670	6,134,906
Dividends and interest receivable	6,059,793	1,371,530	6,212,448	297,336	3,251,160	1,064,875	2,680,814	726,349	122,356	4,473,041
Due from affiliates	183,764	169,970	170,656	—	20,237	114,464	110,757	48,753	44,233	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	—	—	281,366
Other	406,124	271,853	418,300	151,951	366,345	143,633	149,391	211,908	11,268	190,397
Total assets	7,013,195,088	5,808,576,003	6,228,000,713	1,585,000,019	3,330,378,940	2,850,231,931	2,652,634,647	3,237,515,523	709,669,636	4,435,477,149
LIABILITIES
Management fees payable	366,445	311,608	332,945	94,001	186,643	117,705	110,578	171,639	43,657	90,038
Service agreement fees payable	18,810	13,248	22,301	13,042	23,004	164	889	17,155	491	22,028
Distribution fees payable	264,381	209,223	49,403	51,108	72,739	—	—	43,393	1,332	107,774
Due to affiliates	74,828	64,303	74,428	42,375	58,483	31,753	29,794	55,122	35,880	52,502
Overdraft payable	—	—	100,919	31,520	29,810	—	—	85,964	—	216,525
Payable for collateral for securities loaned	76,736,595	49,818,286	—	21,153,871	8,809,357	12,625,493	—	44,841,483	4,037,755	22,402,287
Payable for securities transactions	53,417,053	24,374,069	7,489,001	5,952,180	20,089,921	—	—	23,576,159	—	—
Payable for Fund shares redeemed	25,359,591	24,607,016	25,417,174	4,059,326	2,205,465	19,686,133	15,845,933	6,754,345	4,813,784	409,513
Written options ◊	9,940,383	—	—	6,127,484	—	—	—	—	—	—
Payable for trustee compensation	359,937	238,017	375,460	142,554	343,078	145,725	142,017	211,481	11,799	191,119
Accrued expenses and other payables	270,012	237,863	118,244	94,315	108,319	85,086	81,036	141,477	68,760	409,936
Total liabilities	166,808,035	99,873,633	33,979,875	37,761,776	31,926,819	32,692,059	16,210,247	75,898,218	9,013,458	23,901,722
NET ASSETS	$6,846,387,053	$5,708,702,370	$6,194,020,838	$1,547,238,243	$3,298,452,121	$2,817,539,872	$2,636,424,400	$3,161,617,305	$700,656,178	$4,411,575,427
NET ASSETS CONSIST OF:
Paid-in-capital	$4,447,384,110	$3,391,098,766	$5,369,637,148	$1,136,983,281	$2,333,356,609	$1,744,894,591	$2,161,158,268	$2,776,804,636	$574,434,801	$3,240,494,750
Total distributable earnings (loss)	2,399,002,943	2,317,603,604	824,383,690	410,254,962	965,095,512	1,072,645,281	475,266,132	384,812,669	126,221,377	1,171,080,677
NET ASSETS	$6,846,387,053	$5,708,702,370	$6,194,020,838	$1,547,238,243	$3,298,452,121	$2,817,539,872	$2,636,424,400	$3,161,617,305	$700,656,178	$4,411,575,427
* Includes securities loaned of	$73,894,848	$48,486,034	$—	$20,700,602	$8,666,633	$12,143,045	$—	$42,382,487	$3,820,118	$21,475,222
† Portfolio investments, cost	$4,666,715,114	$3,522,478,450	$5,188,243,310	$1,184,743,892	$2,715,517,597	$1,798,403,668	$2,148,271,051	$2,887,934,494	$587,011,895	$3,326,861,769
◊ Written options premiums	$15,979,734	$—	$—	$5,731,731	$—	$—	$—	$—	$—	$—

82	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	83

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2019

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
INSTITUTIONAL CLASS:
Net assets	$1,625,550,692	$1,303,028,547	$2,315,476,576	$882,945,548	$2,194,739,322	$186,482,951	$96,358,070	$1,641,437,519	$38,009,477	$3,243,764,539
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	112,525,437	61,089,846	136,124,832	38,993,598	107,519,342	12,970,993	9,471,020	97,820,275	3,136,865	166,303,831
Net asset value per share	$14.45	$21.33	$17.01	$22.64	$20.41	$14.38	$10.17	$16.78	$12.12	$19.51
ADVISOR CLASS:
Net assets	$1,817,446	$2,328,260	$128,985	$205,189	$641,188	$1,223,088	$5,716,453	$1,139,148	$1,508,746	$20,419,600
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	125,748	109,225	7,586	9,063	31,438	84,936	563,634	67,942	124,381	1,047,523
Net asset value per share	$14.45	$21.32	$17.00	$22.64	$20.40	$14.40	$10.14	$16.77	$12.13	$19.49
PREMIER CLASS:
Net assets	$137,140,282	$21,851,862	$185,555,267	$73,142,471	$188,003,643	$—	$—	$148,218,600	$1,210,268	$118,594,434
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,484,619	1,025,166	10,933,617	3,251,578	9,228,762	—	—	8,890,099	100,000	6,103,387
Net asset value per share	$14.46	$21.32	$16.97	$22.49	$20.37	$—	$—	$16.67	$12.10	$19.43
RETIREMENT CLASS:
Net assets	$537,298,730	$359,411,036	$656,090,211	$381,656,333	$670,504,780	$—	$—	$492,862,805	$12,309,279	$570,242,099
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,511,963	16,960,595	38,712,696	17,418,402	33,059,014	—	—	30,259,159	1,018,837	28,772,458
Net asset value per share	$14.72	$21.19	$16.95	$21.91	$20.28	$—	$—	$16.29	$12.08	$19.82
RETAIL CLASS:
Net assets	$1,221,680,265	$1,018,683,125	$132,350,782	$209,288,702	$244,563,188	$—	$—	$140,292,663	$5,830,761	$458,554,755
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	61,891,634	47,890,358	8,158,270	9,562,894	12,345,266	—	—	8,723,211	483,267	26,457,139
Net asset value per share	$19.74	$21.27	$16.22	$21.89	$19.81	$—	$—	$16.08	$12.07	$17.33
CLASS W:
Net assets	$3,322,899,638	$3,003,399,540	$2,904,419,017	$—	$—	$2,629,833,833	$2,534,349,877	$737,666,570	$641,787,647	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	229,956,313	140,634,377	170,547,771	—	—	182,733,801	248,836,306	43,912,410	52,892,833	—
Net asset value per share	$14.45	$21.36	$17.03	$—	$—	$14.39	$10.18	$16.80	$12.13	$—

84	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	85

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2019

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
ASSETS
Portfolio investments, at value *†	$188,302,010	$1,656,944,694	$5,200,183,171	$1,875,483,316	$1,932,482,998	$989,460,354	$158,411,910
Affiliated investments, at value ‡	—	66,050,253	—	—	—	—	—
Cash	57,173	8,305,876	—	18,533	48,488	40,291	13,683
Cash – foreign ^	—	2,756,070	4,561,018	681,542	1,065,692	472,840	37,468
Receivable from securities transactions	—	68,114,105	47,309,795	391,195	988,795	460,274	3,723,590
Receivable from Fund shares sold	781,472	3,632,482	2,917,074	352,714	5,444,300	4,394,502	306,797
Dividends and interest receivable	203,803	1,486,869	32,803,761	4,728,800	12,451,112	5,180,315	561,569
Due from affiliates	2,378	151,048	95,161	124,283	96,394	87,861	2,888
Receivable for variation margin on open futures contracts	2,519	—	—	—	—	—	4,118
Other	2,063	76,363	354,035	66,668	100,454	14,114	1,516
Total assets	189,351,418	1,807,517,760	5,288,224,015	1,881,847,051	1,952,678,233	1,000,110,551	163,063,539
LIABILITIES
Management fees payable	6,247	195,343	297,041	141,175	96,703	84,576	6,006
Service agreement fees payable	2,670	5,261	17,959	6,103	28	121	670
Distribution fees payable	2,972	3,250	74,205	1,046	—	199	1,182
Due to affiliates	33,126	40,605	64,044	40,958	26,289	37,639	32,797
Overdraft payable	—	—	79,685	—	—	—	—
Payable for collateral for securities loaned	—	8,204,826	329,147,464	110,748,905	59,941,275	42,527,170	6,014,713
Payable for securities transactions	3,474,382	78,855,112	73,092,196	391,904	991,587	460,649	5,975,686
Payable for delayed delivery securities	—	6,612,070	21,140,447	—	—	—	1,462,959
Payable for Fund shares redeemed	54,403	1,244,794	4,115,372	8,459,727	3,477,823	855,956	32,724
Written options ◊	—	7,000	—	—	—	—	—
Payable for trustee compensation	2,179	63,135	317,335	56,485	101,759	14,817	1,130
Accrued expenses and other payables	61,996	1,478,070	282,410	443,623	117,213	51,665	89,571
Total liabilities	3,637,975	96,709,466	428,628,158	120,289,926	64,752,677	44,032,792	13,617,438
NET ASSETS	$185,713,443	$1,710,808,294	$4,859,595,857	$1,761,557,125	$1,887,925,556	$956,077,759	$149,446,101
NET ASSETS CONSIST OF:
Paid-in-capital	$162,168,868	$1,578,576,534	$4,912,695,803	$1,422,600,187	$1,813,099,696	$1,003,065,347	$145,400,730
Total distributable earnings (loss)	23,544,575	132,231,760	(53,099,946)	338,956,938	74,825,860	(46,987,588)	4,045,371
NET ASSETS	$185,713,443	$1,710,808,294	$4,859,595,857	$1,761,557,125	$1,887,925,556	$956,077,759	$149,446,101
* Includes securities loaned of	$—	$6,999,872	$311,858,318	$104,767,893	$57,040,775	$40,626,396	$5,745,874
† Portfolio investments, cost	$165,319,468	$1,498,144,354	$4,907,234,420	$1,455,577,575	$1,785,956,701	$968,197,494	$154,409,886
‡ Affiliated investments, cost	$—	$64,379,667	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$2,758,407	$4,559,269	$680,031	$1,059,799	$471,490	$37,342
◊ Written options premiums	$—	$132,862	$—	$—	$—	$—	$—

86	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	87

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2019

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
INSTITUTIONAL CLASS:
Net assets	$92,307,463	$294,289,158	$2,455,619,152	$100,688,082	$118,146,630	$45,024,862	$124,756,271
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,995,803	25,580,508	225,993,849	7,669,029	16,266,397	4,464,147	11,663,288
Net asset value per share	$13.19	$11.50	$10.87	$13.13	$7.26	$10.09	$10.70
ADVISOR CLASS:
Net assets	$782,007	$248,319	$5,069,515	$219,176	$227,742	$82,759	$943,036
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,277	21,590	456,445	16,701	31,366	8,209	88,147
Net asset value per share	$13.19	$11.50	$11.11	$13.12	$7.26	$10.08	$10.70
PREMIER CLASS:
Net assets	$2,156,928	$9,669,929	$167,727,546	$1,467,493	$—	$74,819	$1,141,033
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	163,089	839,929	15,464,603	111,600	—	7,327	106,512
Net asset value per share	$13.23	$11.51	$10.85	$13.15	$—	$10.21	$10.71
RETIREMENT CLASS:
Net assets	$76,827,769	$153,963,279	$491,507,892	$179,629,108	$—	$3,406,560	$17,332,890
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,839,417	13,435,189	43,521,355	13,732,205	—	337,804	1,623,842
Net asset value per share	$13.16	$11.46	$11.29	$13.08	$—	$10.08	$10.67
RETAIL CLASS:
Net assets	$13,639,276	$9,979,768	$263,464,174	$4,265,752	$—	$921,918	$5,272,871
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,036,295	868,310	38,116,922	325,197	—	91,229	493,810
Net asset value per share	$13.16	$11.49	$6.91	$13.12	$—	$10.11	$10.68
CLASS W:
Net assets	$—	$1,242,657,841	$1,476,207,578	$1,475,287,514	$1,769,551,184	$906,566,841	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	107,707,902	135,657,312	112,149,134	243,344,459	89,699,869	—
Net asset value per share	$—	$11.54	$10.88	$13.15	$7.27	$10.11	$—

88	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	89

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2019

									Quant
	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Quant Large-Cap	Quant Large-Cap	Quant Small-Cap	Small/Mid-Cap	Social Choice
	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$68,862,054	$23,502,698	$74,495,290	$4,278,594	$46,299,980	$18,729,804	$39,050,218	$19,843,195	$4,162,703	$38,636,705
Income from securities lending	193,931	29,755	3,646	166,713	11,853	82,173	34,934	240,040	165,304	381,207
Interest	513,061	642,130	530,967	236,185	443,124	90,439	100,609	69,820	17,596	533,464
Payment from affiliate	294,539	226,475	277,771	62,172	153,830	—	—	—	—	—
Total income	69,863,585	24,401,058	75,307,674	4,743,664	46,908,787	18,902,416	39,185,761	20,153,055	4,345,603	39,551,376
EXPENSES
Management fees	12,593,299	10,293,132	11,875,588	3,096,816	6,784,290	3,930,828	3,886,462	6,323,443	1,485,291	2,919,625
Shareholder servicing – Institutional Class	1,402	1,951	1,341	904	4,090	3,847	335	1,938	234	3,826
Shareholder servicing – Advisor Class	703	3,043	23	49	272	577	2,903	841	251	5,142
Shareholder servicing – Premier Class	89	35	84	49	116	—	—	80	11	2,870
Shareholder servicing – Retirement Class	642,579	415,582	845,562	434,194	835,040	—	—	614,397	13,557	609,596
Shareholder servicing – Retail Class	233,583	234,933	38,100	47,935	59,047	—	—	36,474	3,546	60,299
Shareholder servicing – Class W	2,736	2,603	2,618	—	—	2,496	2,505	1,949	1,869	—
Distribution fees – Premier Class	95,800	14,709	141,951	51,464	142,601	—	—	108,099	855	76,451
Distribution fees – Retail Class	1,414,663	1,165,150	169,484	231,318	295,954	—	—	171,145	6,732	543,882
Administrative service fees	95,196	83,316	92,835	49,329	67,333	42,657	41,560	68,996	46,443	66,511
Custody and accounting fees	50,013	40,935	60,558	19,709	24,582	16,981	17,886	21,145	10,952	23,076
Registration fees	40,538	46,468	45,795	39,560	47,232	21,897	21,768	40,420	39,941	48,779
Professional fees	56,048	49,981	54,463	33,915	42,013	29,118	28,408	38,929	29,259	40,694
Trustee fees and expenses	49,175	39,374	45,977	10,424	25,041	19,375	19,242	24,293	4,890	30,057
Other expenses	137,876	147,188	147,089	46,027	114,633	69,023	61,198	111,806	31,728	295,246
Total expenses	15,413,700	12,538,400	13,521,468	4,061,693	8,442,244	4,136,799	4,082,267	7,563,955	1,675,559	4,726,054
Less: Expenses reimbursed by the investment adviser	(6,217,630)	(5,639,238)	(5,300,380)	—	—	(3,843,921)	(3,884,681)	(1,531,958)	(1,508,548)	—
Fee waiver by investment adviser and TPIS	—	—	(601,901)	—	(735,870)	—	—	(340,158)	—	—
Net expenses	9,196,070	6,899,162	7,619,187	4,061,693	7,706,374	292,878	197,586	5,691,839	167,011	4,726,054
Net investment income (loss)	60,667,515	17,501,896	67,688,487	681,971	39,202,413	18,609,538	38,988,175	14,461,216	4,178,592	34,825,322
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	146,203,254	74,319,489	(186,698,712)	12,623,391	356,262,651	37,163,089	(18,845,055)	61,908,042	7,166,774	52,844,973
Futures contracts	—	—	—	—	—	—	—	—	—	1,913,821
Purchased options	(297,549)	(3,547,976)	—	(3,851,391)	(2,161,164)	—	—	—	—	—
Written options	(880,597)	1,120,275	—	5,872,446	628,836	—	—	—	—	—
Foreign currency transactions	(119,680)	13,405	(15,657)	43	(11,377)	—	—	—	—	—
Net realized gain (loss) on total investments	144,905,428	71,905,193	(186,714,369)	14,644,489	354,718,946	37,163,089	(18,845,055)	61,908,042	7,166,774	54,758,794
Change in unrealized appreciation (depreciation) on:
Portfolio investments	363,834,919	584,783,610	484,354,412	221,592,658	(167,269,811)	225,094,816	149,401,286	134,266,904	55,454,398	310,947,854
Futures contracts	—	—	—	—	—	—	—	—	—	176,169
Purchased options	180,916	—	—	(235,847)	—	—	—	—	—	—
Written options	7,835,417	(20,689)	—	(899,145)	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(3,948)	(17,084)	3,870	(86)	(474)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	371,847,304	584,745,837	484,358,282	220,457,580	(167,270,285)	225,094,816	149,401,286	134,266,904	55,454,398	311,124,023
Net realized and unrealized gain (loss) on total investments	516,752,732	656,651,030	297,643,913	235,102,069	187,448,661	262,257,905	130,556,231	196,174,946	62,621,172	365,882,817
Net increase (decrease) in net assets from operations	$577,420,247	$674,152,926	$365,332,400	$235,784,040	$226,651,074	$280,867,443	$169,544,406	$210,636,162	$66,799,764	$400,708,139
* Net of foreign withholding taxes of	$252,222	$197,601	$26,977	$36,404	$70,327	$—	$8,435	$21,184	$7,131	$2,487
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(585,506)	$74,500	$(733,887)	$4,032,979	$11,311,274	$1,888,639	$(921,291)	$3,206,641	$1,338,268	$1,433,352

90	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	91

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2019

						Quant International	Social Choice
	Social Choice Low	Emerging Markets	International	International	Quant International	Small-Cap	International
	Carbon Equity Fund	Equity Fund	Equity Fund	Opportunities Fund	Equity Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$1,291,878	$8,249,798	$47,279,426	$13,268,709	$30,463,569	$11,775,562	$1,192,360
Dividends from affiliated investments	—	473,139	—	—	—	—	—
Income from securities lending	—	366,021	651,677	2,545,646	197,754	627,074	4,919
Interest	38,726	665,144	1,005,643	1,075,033	119,883	116,816	25,648
Payment from affiliate	—	83,671	242,900	137,636	—	—	—
Total income	1,330,604	9,837,773	49,179,646	17,027,024	30,781,206	12,519,452	1,222,927
EXPENSES
Management fees	165,333	6,502,303	9,542,773	4,735,595	3,269,346	2,938,136	107,497
Shareholder servicing – Institutional Class	139	425	4,586	287	513	236	161
Shareholder servicing – Advisor Class	185	64	14,423	47	94	14	220
Shareholder servicing – Premier Class	23	20	81	16	—	13	21
Shareholder servicing – Retirement Class	47,191	151,143	607,884	187,886	—	4,311	13,810
Shareholder servicing – Retail Class	4,227	5,581	104,543	3,249	—	1,961	2,530
Shareholder servicing – Class W	—	1,088	2,171	2,135	2,230	1,951	—
Distribution fees – Premier Class	934	6,705	118,525	1,078	—	54	442
Distribution fees – Retail Class	15,277	10,789	318,579	5,155	—	1,148	5,892
Administrative service fees	34,588	53,035	78,567	53,649	36,115	48,591	34,075
Custody and accounting fees	15,089	221,264	106,576	61,507	72,359	92,597	48,180
Registration fees	37,729	45,032	50,921	42,342	21,467	40,226	37,209
Professional fees	25,265	38,120	49,455	35,481	32,670	34,424	30,488
Trustee fees and expenses	—	11,809	31,274	12,286	13,003	6,858	(12,839)
Other expenses	6,072	64,105	215,315	57,208	54,025	62,851	19,775
Total expenses	352,052	7,111,483	11,245,673	5,197,921	3,501,822	3,233,371	287,461
Less: Expenses reimbursed by the investment adviser	(72,299)	(5,173,424)	(3,315,010)	(4,222,199)	(3,261,722)	(2,825,915)	(121,173)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	(226,011)	—
Net expenses	279,753	1,938,059	7,930,663	975,722	240,100	181,445	166,288
Net investment income (loss)	1,050,851	7,899,714	41,248,983	16,051,302	30,541,106	12,338,007	1,056,639
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	201,729	(10,065,933)	(367,462,368)	(7,987,809)	(92,365,729)	(73,752,850)	(695,081)
Affiliated investments	—	(2,071,506)	—	—	—	—	—
Futures contracts	276,128	—	—	—	(1,486,774)	—	113,948
Purchased options	—	(4,764,359)	—	—	—	—	—
Written options	—	2,329,241	—	—	—	—	—
Foreign currency transactions	—	(1,213,370)	(690,817)	(167,760)	12,801	(18,849)	29,186
Net realized gain (loss) on total investments	477,857	(15,785,927)	(368,153,185)	(8,155,569)	(93,839,702)	(73,771,699)	(551,947)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	12,298,977	290,255,663	488,925,324	174,751,181	176,274,959	107,108,954	5,656,352
Affiliated investments	—	1,088,781	—	—	—	—	—
Futures contracts	(9,774)	—	—	—	1,160,481	—	(6,953)
Purchased options	—	(778,640)	—	—	—	—	—
Written options	—	380,287	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(71,242)	(106,415)	(21,309)	(90,772)	(12,755)	(2,827)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	12,289,203	290,874,849	488,818,909	174,729,872	177,344,668	107,096,199	5,646,572
Net realized and unrealized gain (loss) on total investments	12,767,060	275,088,922	120,665,724	166,574,303	83,504,966	33,324,500	5,094,625
Net increase (decrease) in net assets from operations	$13,817,911	$282,988,636	$161,914,707	$182,625,605	$114,046,072	$45,662,507	$6,151,264
* Net of foreign withholding taxes of	$125	$1,147,449	$6,028,794	$1,353,254	$2,794,719	$1,558,952	$124,866
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(167,187)	$(1,929,278)	$(10,462,440)	$1,289,859	$(220,253)	$—	$(18,550)
** Includes net change in unrealized foreign capital gains taxes of	$—	$(1,339,014)	$—	$(374,585)	$—	$—	$—

92	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund		Quant Large-Cap Growth Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$60,667,515	$70,923,961	$17,501,896	$24,516,489	$67,688,487	$115,692,326	$681,971	$4,025,100	$39,202,413	$62,906,250	$18,609,538	$29,746,410
Net realized gain (loss) on total investments		144,905,428	476,159,939	71,905,193	578,764,906	(186,714,369)	528,280,428	14,644,489	196,747,053	354,718,946	487,491,808	37,163,089	193,092,764
Net change in unrealized appreciation (depreciation) on total investments		371,847,304	(157,870,588)	584,745,837	(60,021,406)	484,358,282	(730,557,285)	220,457,580	(155,372,560)	(167,270,285)	(598,566,681)	225,094,816	26,201,596
Net increase (decrease) in net assets from operations		577,420,247	389,213,312	674,152,926	543,259,989	365,332,400	(86,584,531)	235,784,040	45,399,593	226,651,074	(48,168,623)	280,867,443	249,040,770
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(129,813,824)	(226,233,982)	(130,397,085)	(153,133,528)	(247,598,799)	(360,006,794)	(101,932,287)	(78,830,575)	(323,369,024)	(230,970,039)	(13,125,270)	(163,917,519)
	Advisor Class	(97,600)	(19,940)	(930,419)	(87,637)	(19,754)	(11,654)	(21,699)	(15,008)	(93,193)	(27,056)	(125,789)	(60,724)
	Premier Class	(10,292,266)	(6,762,865)	(2,205,073)	(1,912,427)	(20,780,623)	(18,479,985)	(9,514,805)	(8,753,666)	(28,793,288)	(26,029,371)	—	—
	Retirement Class	(40,885,710)	(26,704,836)	(39,209,332)	(9,556,799)	(73,663,714)	(61,269,992)	(47,065,425)	(37,259,833)	(99,023,544)	(77,145,851)	—	—
	Retail Class	(66,197,702)	(38,771,532)	(104,022,118)	(35,765,830)	(20,003,030)	(9,303,983)	(24,618,704)	(18,322,880)	(37,639,603)	(23,207,986)	—	—
	Class W†	(246,581,833)	—	(309,434,285)	—	(289,089,025)	—	—	—	—	—	(196,129,074)	—
Total distributions		(493,868,935)	(298,493,155)	(586,198,312)	(200,456,221)	(651,154,945)	(449,072,408)	(183,152,920)	(143,181,962)	(488,918,652)	(357,380,303)	(209,380,133)	(163,978,243)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	92,704,037	467,966,625	184,648,013	536,453,711	103,810,798	523,152,438	55,861,645	76,252,146	43,454,220	287,345,193	32,905,537	214,903,846
	Advisor Class	1,577,131	58,138	3,073,858	6,930,175	22,507	5,829	32,176	12,079	493,784	129,038	58,343	11,987,359
	Premier Class	4,134,043	11,193,223	2,716,065	11,187,977	1,934,267	14,341,457	3,127,511	10,926,639	2,202,963	12,206,853	—	—
	Retirement Class	3,830,531	24,150,452	25,813,909	138,805,022	507,884	6,194,057	15,913,249	28,592,380	3,608,726	6,633,287	—	—
	Retail Class	19,960,948	54,706,670	53,215,622	250,176,836	64,985,725	7,398,428	11,288,340	106,580,767	30,350,927	8,732,897	—	—
	Class W†	235,145,625	81,319,391	223,857,345	54,383,658	211,535,323	73,055,532	—	—	—	—	199,083,537	14,967,453
Reinvestments of distributions:	Institutional Class	110,234,618	185,000,069	122,187,515	152,319,247	245,407,620	359,003,241	101,855,372	78,768,525	319,212,986	229,151,965	12,995,917	163,791,045
	Advisor Class	78,039	7,699	912,705	36,105	5,331	2,047	6,139	3,421	71,961	14,867	115,040	52,478
	Premier Class	10,292,266	6,762,865	2,205,073	1,912,427	20,780,623	18,479,985	9,514,805	8,753,665	28,793,288	26,029,371	—	—
	Retirement Class	40,885,710	26,704,836	39,086,497	9,554,971	73,657,470	61,267,242	47,065,425	37,259,832	99,016,949	77,143,365	—	—
	Retail Class	63,790,478	37,440,285	100,723,450	34,730,969	19,439,505	8,962,450	24,009,024	17,864,482	36,409,837	22,525,039	—	—
	Class W†	219,604,226	—	309,434,285	—	289,089,025	—	—	—	—	—	196,129,074	—
Transfers in connection with new class:	Institutional Class	—	(3,256,124,297)	—	(2,921,410,508)	—	(2,864,999,916)	—	—	—	—	—	(2,582,632,769)
	Class W†	—	3,256,124,297	—	2,921,410,508	—	2,864,999,916	—	—	—	—	—	2,582,632,769
Redemptions:	Institutional Class	(268,458,865)	(862,191,749)	(142,410,290)	(790,986,743)	(349,045,262)	(940,720,657)	(66,456,315)	(254,146,715)	(311,283,782)	(866,708,142)	(30,684,426)	(522,401,335)
	Advisor Class	(360,985)	(53,317)	(8,764,227)	(1,552,555)	(53,258)	(4,264)	(2,555)	(3,200)	(258,112)	(63,870)	(484,769)	(10,813,206)
	Premier Class	(10,485,862)	(34,897,975)	(2,650,595)	(39,843,101)	(35,572,701)	(94,996,963)	(12,741,303)	(36,688,918)	(34,322,650)	(123,083,569)	—	—
	Retirement Class	(62,512,204)	(114,590,564)	(49,450,579)	(50,483,918)	(130,459,342)	(256,447,760)	(45,341,436)	(89,496,593)	(94,858,190)	(259,981,535)	—	—
	Retail Class	(56,255,206)	(119,174,738)	(135,819,386)	(300,799,685)	(64,276,907)	(21,429,227)	(12,951,440)	(114,126,587)	(41,620,432)	(46,840,337)	—	—
	Class W†	(206,818,187)	(6,148,663)	(257,896,233)	(15,364,234)	(196,238,650)	(3,874,846)	—	—	—	—	(190,624,140)	(10,703,070)
Net increase (decrease) from shareholder transactions		197,346,343	(241,746,753)	470,883,027	(2,539,138)	255,529,958	(245,611,011)	131,180,637	(129,448,077)	81,272,475	(626,765,578)	219,494,113	(138,215,430)
Net increase (decrease) in net assets		280,897,655	(151,026,596)	558,837,641	340,264,630	(30,292,587)	(781,267,950)	183,811,757	(227,230,446)	(180,995,103)	(1,032,314,504)	290,981,423	(53,152,903)
NET ASSETS
Beginning of period		6,565,489,398	6,716,515,994	5,149,864,729	4,809,600,099	6,224,313,425	7,005,581,375	1,363,426,486	1,590,656,932	3,479,447,224	4,511,761,728	2,526,558,449	2,579,711,352
End of period		$6,846,387,053	$6,565,489,398	$5,708,702,370	$5,149,864,729	$6,194,020,838	$6,224,313,425	$1,547,238,243	$1,363,426,486	$3,298,452,121	$3,479,447,224	$2,817,539,872	$2,526,558,449
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,094,628	31,843,603	9,392,676	25,183,641	6,643,426	27,427,170	2,637,952	3,218,209	2,259,430	12,002,843	2,582,099	15,101,055
	Advisor Class	115,632	3,826	155,128	306,098	1,298	307	1,648	502	24,294	5,436	4,215	839,077
	Premier Class	300,409	756,255	137,712	524,456	119,844	757,275	146,612	465,812	111,862	519,719	—	—
	Retirement Class	273,408	1,602,917	1,281,960	6,492,272	30,709	321,983	785,549	1,246,734	184,509	280,988	—	—
	Retail Class	1,098,342	2,758,706	2,663,741	11,706,736	3,746,678	401,347	561,466	4,753,372	1,440,387	376,682	—	—
	Class W†	18,385,870	5,516,782	11,991,358	2,466,091	13,449,119	4,056,278	—	—	—	—	15,761,795	1,091,619
Shares reinvested:	Institutional Class	8,626,914	13,073,045	6,706,230	7,731,941	15,873,714	19,239,188	5,487,897	3,532,221	17,282,782	9,855,998	1,041,339	12,186,834
	Advisor Class	6,091	539	50,149	1,833	345	110	331	153	3,898	640	9,203	3,907
	Premier Class	804,169	475,032	121,025	97,127	1,346,768	992,481	515,708	394,843	1,561,458	1,121,472	—	—
	Retirement Class	3,138,873	1,846,989	2,157,091	487,250	4,776,749	3,293,937	2,617,654	1,718,627	5,390,144	3,335,208	—	—
	Retail Class	3,655,446	1,975,477	5,537,298	1,765,683	1,317,040	500,137	1,336,805	824,768	2,029,534	993,168	—	—
	Class W†	17,223,861	—	16,992,547	—	18,711,264	—	—	—	—	—	15,715,471	—
Shares transferred in connection with new class:	Institutional Class	—	(204,402,027)	—	(122,903,261)	—	(146,622,309)	—	—	—	—	—	(165,024,458)
	Class W†	—	204,402,027	—	122,903,261	—	146,622,309	—	—	—	—	—	165,024,458
Shares redeemed:	Institutional Class	(20,127,404)	(57,968,663)	(7,402,160)	(36,397,683)	(21,437,954)	(49,181,485)	(3,191,596)	(10,707,970)	(15,695,998)	(36,148,309)	(2,324,741)	(36,140,018)
	Advisor Class	(26,218)	(3,555)	(437,403)	(72,715)	(3,552)	(218)	(116)	(142)	(13,440)	(2,693)	(37,240)	(798,415)
	Premier Class	(791,864)	(2,357,470)	(134,197)	(1,944,015)	(2,203,161)	(5,053,177)	(640,371)	(1,594,412)	(1,770,193)	(5,257,615)	—	—
	Retirement Class	(4,603,313)	(7,590,140)	(2,609,374)	(2,370,804)	(8,041,983)	(13,431,957)	(2,286,764)	(3,875,439)	(4,878,427)	(10,983,490)	—	—
	Retail Class	(3,086,689)	(5,998,998)	(6,586,792)	(14,368,754)	(4,489,183)	(1,162,190)	(660,679)	(5,037,603)	(2,324,719)	(2,016,142)	—	—
	Class W†	(15,183,643)	(388,584)	(13,006,442)	(712,438)	(12,087,755)	(203,444)	—	—	—	—	(14,127,140)	(732,402)
Net increase (decrease) from shareholder transactions		16,904,512	(14,454,239)	27,010,547	896,719	17,753,366	(12,042,258)	7,312,096	(5,060,325)	5,605,521	(25,916,095)	18,625,001	(8,448,343)

94	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	95

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Quant Large-Cap Value Fund		Quant Small-Cap Equity Fund		Quant Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$38,988,175	$57,149,142	$14,461,216	$22,603,815	$4,178,592	$6,503,881	$34,825,322	$54,460,056	$1,050,851	$1,528,182	$7,899,714	$13,458,637
Net realized gain (loss) on total investments		(18,845,055)	65,470,484	61,908,042	524,249,133	7,166,774	68,133,506	54,758,794	267,324,278	477,857	5,228,897	(15,785,927)	45,235,479
Net change in unrealized appreciation (depreciation) on total investments		149,401,286	(87,395,444)	134,266,904	(493,271,973)	55,454,398	(29,711,398)	311,124,023	(188,016,371)	12,289,203	(2,948,911)	290,874,849	(360,745,179)
Net increase (decrease) in net assets from operations		169,544,406	35,224,182	210,636,162	53,580,975	66,799,764	44,925,989	400,708,139	133,767,963	13,817,911	3,808,168	282,988,636	(302,051,063)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(5,228,638)	(158,188,330)	(262,009,468)	(279,704,358)	(3,611,033)	(35,591,642)	(225,939,894)	(78,677,614)	(4,275,877)	(1,532,212)	(10,505,537)	(54,668,753)
	Advisor Class	(282,091)	(8,703)	(414,357)	(271,398)	(189,230)	(70,284)	(1,368,674)	(341,854)	(24,674)	(4,282)	(7,201)	(36,536)
	Premier Class	—	—	(22,932,405)	(18,429,112)	(130,771)	(65,794)	(8,057,023)	(2,799,998)	(40,497)	(11,053)	(350,475)	(456,301)
	Retirement Class	—	—	(79,659,880)	(65,316,238)	(1,146,449)	(277,760)	(37,483,049)	(14,586,849)	(1,248,477)	(394,003)	(4,143,632)	(3,314,524)
	Retail Class	—	—	(22,530,887)	(17,246,522)	(570,332)	(190,083)	(40,185,338)	(19,214,895)	(620,543)	(184,829)	(296,395)	(484,163)
	Class W†	(113,943,469)	—	(122,727,726)	—	(64,028,043)	—	—	—	—	—	(49,857,271)	—
Total distributions		(119,454,198)	(158,197,033)	(510,274,723)	(380,967,628)	(69,675,858)	(36,195,563)	(313,033,978)	(115,621,210)	(6,210,068)	(2,126,379)	(65,160,511)	(58,960,277)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,311,073	330,754,559	50,718,373	305,051,118	7,548,242	44,229,864	661,110,691	874,857,836	20,217,987	34,657,083	32,157,506	549,446,987
	Advisor Class	1,203,006	17,354,450	222,316	482,213	—	8,542,837	7,937,601	9,599,943	466,438	155,666	131,217	44,702
	Premier Class	—	—	3,964,492	15,442,602	—	—	22,870,886	46,905,333	1,379,319	229,517	894,490	4,251,090
	Retirement Class	—	—	4,471,922	21,168,995	2,438,273	11,757,351	81,686,823	116,347,823	49,984,869	7,263,052	47,767,802	57,591,373
	Retail Class	—	—	4,896,908	10,867,419	767,942	5,228,105	19,516,935	45,926,690	2,015,119	5,727,163	1,880,833	8,612,569
	Class W†	152,862,678	28,533,506	68,147,500	6,098,457	45,378,047	5,160,111	—	—	—	—	92,103,343	22,301,717
Reinvestments of distributions:	Institutional Class	5,228,637	158,188,330	260,956,851	277,648,266	3,331,076	35,590,432	214,536,651	74,948,803	2,202,929	1,016,613	10,495,964	54,668,753
	Advisor Class	276,932	1,163	396,328	251,709	57,642	2,903	734,215	65,682	17,592	1,358	1,929	14,849
	Premier Class	—	—	22,932,405	18,429,112	—	—	8,008,975	2,795,898	16,244	4,206	350,050	455,782
	Retirement Class	—	—	79,658,625	65,315,076	1,145,147	212,745	37,475,038	14,559,516	1,247,813	393,734	4,143,209	3,313,997
	Retail Class	—	—	21,451,458	16,491,957	549,467	117,148	38,675,098	18,536,352	612,120	182,624	289,422	475,536
	Class W†	113,943,469	—	122,727,726	—	64,028,043	—	—	—	—	—	49,857,271	—
Transfers in connection with new class:	Institutional Class	—	(2,539,791,361)	—	(888,760,975)	—	(658,978,120)	—	—	—	—	—	(1,155,576,457)
	Class W†	—	2,539,791,361	—	888,760,975	—	658,978,120	—	—	—	—	—	1,155,576,457
Redemptions:	Institutional Class	(30,868,053)	(324,141,827)	(242,190,388)	(620,144,971)	(6,641,964)	(128,272,578)	(299,169,750)	(272,654,814)	(11,012,692)	(22,352,858)	(24,041,795)	(286,851,940)
	Advisor Class	(1,559,290)	(10,984,293)	(1,839,945)	(320,503)	(251,566)	(7,781,796)	(1,243,113)	(5,758,487)	(89,419)	—	(54,914)	(736,062)
	Premier Class	—	—	(17,459,313)	(44,841,247)	—	—	(6,312,779)	(28,594,740)	(57,732)	(19,731)	(850,453)	(5,204,458)
	Retirement Class	—	—	(69,166,598)	(144,931,190)	(1,804,061)	(5,930,395)	(36,675,455)	(52,075,990)	(211,565)	(3,237,462)	(3,347,749)	(29,371,986)
	Retail Class	—	—	(18,127,738)	(35,523,240)	(1,089,734)	(2,801,546)	(48,643,082)	(86,221,314)	(1,392,149)	(2,119,443)	(1,026,109)	(11,494,757)
	Class W†	(197,391,242)	(12,660,086)	(183,113,364)	(10,770,429)	(58,691,013)	(5,656,581)	—	—	—	—	(143,734,594)	(19,238,320)
Net increase (decrease) from shareholder transactions		46,007,210	187,045,802	108,647,558	(119,284,656)	56,765,541	(39,601,400)	700,508,734	759,238,531	65,396,873	21,901,522	67,017,422	348,279,832
Net increase (decrease) in net assets		96,097,418	64,072,951	(190,991,003)	(446,671,309)	53,889,447	(30,870,974)	788,182,895	777,385,284	73,004,716	23,583,311	284,845,547	(12,731,508)
NET ASSETS
Beginning of period		2,540,326,982	2,476,254,031	3,352,608,308	3,799,279,617	646,766,731	677,637,705	3,623,392,532	2,846,007,248	112,708,727	89,125,416	1,425,962,747	1,438,694,255
End of period		$2,636,424,400	$2,540,326,982	$3,161,617,305	$3,352,608,308	$700,656,178	$646,766,731	$4,411,575,427	$3,623,392,532	$185,713,443	$112,708,727	$1,710,808,294	$1,425,962,747
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	234,071	32,123,257	3,076,426	15,487,704	670,588	3,515,575	36,547,912	44,090,868	1,672,214	2,649,588	2,874,642	46,080,052
	Advisor Class	123,700	1,664,772	13,121	24,752	—	691,846	425,598	474,071	37,959	11,697	12,705	3,517
	Premier Class	—	—	243,585	790,395	—	—	1,239,946	2,373,640	110,553	17,686	82,963	333,933
	Retirement Class	—	—	287,825	1,078,728	208,593	900,269	4,328,588	5,811,796	3,990,462	556,850	4,460,174	4,797,099
	Retail Class	—	—	327,422	570,660	67,425	399,289	1,211,374	2,584,581	163,495	441,230	172,177	689,706
	Class W†	16,390,371	2,912,749	4,564,797	309,384	4,259,065	419,946	—	—	—	—	8,502,831	2,155,555
Shares reinvested:	Institutional Class	558,019	15,387,970	17,408,729	14,651,624	313,071	2,951,114	12,379,495	3,946,751	187,324	81,005	1,064,499	4,462,755
	Advisor Class	29,650	113	26,457	13,290	5,412	241	42,391	3,459	1,495	108	196	1,212
	Premier Class	—	—	1,539,088	977,672	—	—	464,288	147,619	1,377	335	35,466	37,176
	Retirement Class	—	—	5,471,059	3,532,454	107,829	17,670	2,131,686	754,770	106,287	31,423	421,486	271,194
	Retail Class	—	—	1,491,756	901,200	51,788	9,738	2,511,371	1,085,904	52,095	14,575	29,353	38,851
	Class W†	12,160,456	—	8,192,772	—	6,023,334	—	—	—	—	—	5,061,652	—
Shares transferred in connection with new class:	Institutional Class	—	(238,702,196)	—	(42,605,991)	—	(47,717,460)	—	—	—	—	—	(107,295,864)
	Class W†	—	238,702,196	—	42,605,991	—	47,717,460	—	—	—	—	—	107,295,864
Shares redeemed:	Institutional Class	(3,228,911)	(31,125,531)	(14,744,199)	(30,989,790)	(589,755)	(9,894,818)	(16,356,613)	(13,761,244)	(921,303)	(1,692,575)	(2,234,801)	(23,044,450)
	Advisor Class	(159,421)	(1,107,932)	(119,380)	(16,574)	(24,836)	(652,581)	(69,989)	(282,581)	(7,162)	—	(5,054)	(56,970)
	Premier Class	—	—	(1,088,994)	(2,328,125)	—	—	(341,892)	(1,478,563)	(4,633)	(1,586)	(80,599)	(427,497)
	Retirement Class	—	—	(4,381,243)	(7,507,341)	(163,520)	(452,740)	(1,909,530)	(2,585,221)	(17,334)	(251,617)	(322,009)	(2,402,051)
	Retail Class	—	—	(1,193,868)	(1,860,185)	(96,781)	(215,257)	(3,000,493)	(4,824,988)	(113,228)	(162,596)	(96,504)	(953,276)
	Class W†	(20,090,404)	(1,239,061)	(11,190,586)	(569,948)	(5,078,366)	(448,606)	—	—	—	—	(13,390,412)	(1,917,588)
Net increase (decrease) from shareholder transactions		6,017,531	18,616,337	9,924,767	(4,934,100)	5,753,847	(2,758,314)	39,604,132	38,340,862	5,259,601	1,696,123	6,588,765	30,069,218

96	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	97

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

								Quant International		Social Choice
		International Equity Fund		International Opportunities Fund		Quant International Equity Fund		Small-Cap Equity Fund		International Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$41,248,983	$94,727,785	$16,051,302	$21,327,878	$30,541,106	$59,615,006	$12,338,007	$25,084,521	$1,056,639	$1,443,919
Net realized gain (loss) on total investments		(368,153,185)	191,819,290	(8,155,569)	14,006,811	(93,839,702)	92,193,671	(73,771,699)	30,792,197	(551,947)	(106,809)
Net change in unrealized appreciation (depreciation) on total investments		488,818,909	(944,474,829)	174,729,872	(152,260,302)	177,344,668	(322,979,794)	107,096,199	(216,675,898)	5,646,572	(5,972,547)
Net increase (decrease) in net assets from operations		161,914,707	(657,927,754)	182,625,605	(116,925,613)	114,046,072	(171,171,117)	45,662,507	(160,799,180)	6,151,264	(4,635,437)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(122,256,954)	(84,439,378)	(1,124,608)	(17,325,353)	(8,557,493)	(58,361,241)	(2,463,636)	(58,017,529)	(1,133,404)	(819,355)
	Advisor Class	(311,391)	(5,720,305)	(2,116)	(1,795)	(17,844)	(6,281)	(4,731)	(77,533)	(15,730)	(11,079)
	Premier Class	(10,286,139)	(5,251,542)	(17,333)	(6,481)	—	—	(3,389)	(76,578)	(5,964)	(26,354)
	Retirement Class	(30,911,753)	(13,798,341)	(1,530,296)	(476,939)	—	—	(187,207)	(508,166)	(199,080)	(157,642)
	Retail Class	(25,657,844)	(10,930,859)	(33,693)	(27,813)	—	—	(45,404)	(118,651)	(89,101)	(80,624)
	Class W†	(94,058,477)	—	(19,434,273)	—	(126,163,836)	—	(50,498,431)	—	—	—
Total distributions		(283,482,558)	(120,140,425)	(22,142,319)	(17,838,381)	(134,739,173)	(58,367,522)	(53,202,798)	(58,798,457)	(1,443,279)	(1,095,054)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	750,444,674	758,629,276	10,065,930	234,393,710	16,222,442	275,988,844	2,578,770	186,904,063	89,464,281	43,138,040
	Advisor Class	2,042,279	29,263,633	22,894	45,700	39,502	73,160	—	1,768	309,120	172,285
	Premier Class	25,974,641	31,509,144	20,703	1,445,882	—	—	—	—	801,532	32,118
	Retirement Class	7,127,527	47,332,681	37,691,611	114,488,823	—	—	214,531	3,118,850	7,616,760	6,016,146
	Retail Class	3,900,897	16,388,360	437,904	4,188,099	—	—	99,057	936,606	1,027,143	3,140,919
	Class W†	145,960,215	45,980,882	105,784,228	57,375,849	152,818,166	36,150,364	56,984,274	17,896,022	—	—
Reinvestments of distributions:	Institutional Class	113,381,804	83,701,570	1,124,608	17,325,353	8,557,493	58,361,240	2,463,058	58,016,744	445,308	251,119
	Advisor Class	302,526	5,694,901	707	253	9,877	2,637	485	496	13,188	8,565
	Premier Class	10,285,827	5,251,411	13,982	2,900	—	—	—	—	2,692	2,687
	Retirement Class	30,910,895	13,797,216	1,530,166	476,794	—	—	187,120	431,512	198,885	136,174
	Retail Class	24,469,384	10,369,781	33,319	27,458	—	—	45,067	44,191	86,402	57,708
	Class W†	94,058,477	—	19,434,274	—	126,163,836	—	50,498,431	—	—	—
Transfers in connection with new class:	Institutional Class	—	(1,467,230,145)	—	(1,436,476,554)	—	(1,795,142,680)	—	(930,612,829)	—	—
	Class W†	—	1,467,230,145	—	1,436,476,554	—	1,795,142,680	—	930,612,829	—	—
Redemptions:	Institutional Class	(253,077,269)	(639,435,658)	(6,799,330)	(185,407,477)	(24,295,838)	(228,625,094)	(2,761,654)	(83,201,490)	(15,120,131)	(28,705,914)
	Advisor Class	(189,047,223)	(52,765,526)	(233)	(73)	(19,235)	(18,057)	—	(1,152,000)	(2,055)	(83,082)
	Premier Class	(28,806,606)	(70,299,219)	(249,658)	(200,211)	—	—	—	(1,151,000)	(1,532)	(1,031,762)
	Retirement Class	(57,455,962)	(117,015,966)	(3,205,293)	(3,344,282)	—	—	(584,247)	(6,796,668)	(562,766)	(3,761,174)
	Retail Class	(22,809,032)	(41,117,617)	(932,493)	(2,760,194)	—	—	(188,949)	(2,037,923)	(658,294)	(2,197,012)
	Class W†	(107,688,506)	(6,352,180)	(115,524,398)	(378,093)	(169,963,526)	(1,617,705)	(46,521,933)	(1,638,888)	—	—
Net increase (decrease) from shareholder transactions		549,974,548	120,932,689	49,448,921	237,680,491	109,532,717	140,315,389	63,014,010	171,372,283	83,620,533	17,176,817
Net increase (decrease) in net assets		428,406,697	(657,135,490)	209,932,207	102,916,497	88,839,616	(89,223,250)	55,473,719	(48,225,354)	88,328,518	11,446,326
NET ASSETS
Beginning of period		4,431,189,160	5,088,324,650	1,551,624,918	1,448,708,421	1,799,085,940	1,888,309,190	900,604,040	948,829,394	61,117,583	49,671,257
End of period		$4,859,595,857	$4,431,189,160	$1,761,557,125	$1,551,624,918	$1,887,925,556	$1,799,085,940	$956,077,759	$900,604,040	$149,446,101	$61,117,583
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	70,387,619	58,459,593	859,257	17,457,188	2,287,623	33,925,198	258,734	15,423,365	8,584,036	3,943,215
	Advisor Class	185,357	2,309,860	1,802	3,327	5,367	8,995	—	151	29,882	15,614
	Premier Class	2,476,821	2,404,746	1,767	105,958	—	—	—	—	78,957	2,888
	Retirement Class	658,026	3,418,961	3,152,710	8,585,958	—	—	21,809	250,263	739,328	540,923
	Retail Class	595,810	1,863,199	36,020	306,118	—	—	9,998	75,510	103,105	281,274
	Class W†	14,019,236	3,920,422	8,975,241	4,740,073	21,441,852	4,726,697	5,684,387	1,723,859	—	—
Shares reinvested:	Institutional Class	11,557,778	6,399,203	99,523	1,336,833	1,316,537	7,187,345	264,845	4,806,690	46,194	22,829
	Advisor Class	30,162	435,390	63	20	1,520	325	52	41	1,368	778
	Premier Class	1,049,574	402,099	1,235	223	—	—	—	—	279	244
	Retirement Class	3,030,480	1,017,494	135,773	36,875	—	—	20,099	35,781	20,653	12,391
	Retail Class	3,915,101	1,198,819	2,946	2,120	—	—	4,825	3,664	8,972	5,251
	Class W†	9,597,804	—	1,721,371	—	19,409,821	—	5,429,939	—	—	—
Shares transferred in connection with new class:	Institutional Class	—	(119,093,356)	—	(106,248,266)	—	(223,276,453)	—	(81,848,094)	—	—
	Class W†	—	119,093,356	—	106,248,266	—	223,276,453	—	81,848,094	—	—
Shares redeemed:	Institutional Class	(24,266,325)	(48,590,619)	(559,519)	(13,604,239)	(3,560,068)	(27,756,036)	(285,153)	(6,709,972)	(1,544,702)	(2,582,808)
	Advisor Class	(17,232,940)	(4,024,081)	(21)	(6)	(3,021)	(2,246)	—	(92,679)	(197)	(7,603)
	Premier Class	(2,775,997)	(5,435,494)	(21,581)	(14,743)	—	—	—	(92,673)	(148)	(95,253)
	Retirement Class	(5,329,107)	(8,703,724)	(261,481)	(251,891)	—	—	(59,414)	(553,717)	(56,720)	(343,247)
	Retail Class	(3,466,447)	(4,802,177)	(77,350)	(206,215)	—	—	(19,004)	(165,478)	(66,160)	(201,573)
	Class W†	(10,402,752)	(570,754)	(9,507,419)	(28,398)	(25,291,613)	(218,751)	(4,826,826)	(159,584)	—	—
Net increase (decrease) from shareholder transactions		54,030,200	9,702,937	4,560,337	18,469,201	15,608,018	17,871,527	6,504,291	14,545,221	7,944,847	1,594,923

† Class W commenced operations on September 28, 2018.

98	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data																Ratios and supplemental data
				Gain (loss) from investment operations																	Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the				Total return										Net investment income (loss)
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period		period or year ended		Total return		excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	excluding payment from affiliates	[u]	Portfolio turnover rate

GROWTH & INCOME FUND												GROWTH & INCOME FUND
Institutional Class:	4/30/19	#	$14.44	$0.12		$ 1.02	$1.14	$(0.09)	$(1.04)	$(1.13)	$14.45	Institutional Class:	4/30/19	#	8.94%[b]		8.94%[b]		$1,625,551		0.41%[c]		0.41%[c]		1.78%[c]		1.77%[c]		36%[b]
	10/31/18		14.34	0.17		0.62	0.79	(0.15)	(0.54)	(0.69)	14.44		10/31/18		5.61		5.60		1,688,858		0.40		0.40		1.11		1.11		59
	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34		10/31/17		25.52		25.51		4,794,249		0.41		0.41		1.16		1.16		76
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76		10/31/16		2.32		2.28		3,686,969		0.42		0.42		1.36		1.31		83
	10/31/15		12.96	0.13		0.65	0.78	(0.14)	(1.10)	(1.24)	12.50		10/31/15		6.74		6.74		3,078,681		0.43		0.43		1.08		1.08		90
	10/31/14		12.64	0.13		1.64	1.77	(0.14)	(1.31)	(1.45)	12.96		10/31/14		15.48		15.48		2,893,199		0.44		0.44		1.06		1.06		98
Advisor Class:	4/30/19	#	14.45	0.08		1.05	1.13	(0.09)	(1.04)	(1.13)	14.45	Advisor Class:	4/30/19	#	8.81	[b]	8.81	[b]	1,817		0.51	[c]	0.51	[c]	1.21	[c]	1.20	[c]	36	[b]
	10/31/18		14.34	0.15		0.64	0.79	(0.14)	(0.54)	(0.68)	14.45		10/31/18		5.56		5.55		437		0.50		0.50		0.98		0.97		59
	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34		10/31/17		25.32		25.31		422		0.54		0.54		1.00		0.99		76
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77		10/31/16	‡	0.63	[b]	0.59	[b]	102		0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	4/30/19	#	14.45	0.08		1.05	1.13	(0.08)	(1.04)	(1.12)	14.46	Premier Class:	4/30/19	#	8.77	[b]	8.77	[b]	137,140		0.56	[c]	0.56	[c]	1.20	[c]	1.19	[c]	36	[b]
	10/31/18		14.35	0.14		0.63	0.77	(0.13)	(0.54)	(0.67)	14.45		10/31/18		5.52		5.51		132,573		0.55		0.55		0.94		0.93		59
	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35		10/31/17		25.31		25.30		147,754		0.56		0.56		1.03		1.02		76
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77		10/31/16		2.16		2.12		139,939		0.57		0.57		1.22		1.18		83
	10/31/15		12.96	0.12		0.65	0.77	(0.12)	(1.10)	(1.22)	12.51		10/31/15		6.65		6.65		166,799		0.58		0.58		0.94		0.94		90
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)	(1.43)	12.96		10/31/14		15.30		15.30		174,273		0.59		0.59		0.92		0.92		98
Retirement Class:	4/30/19	#	14.69	0.08		1.07	1.15	(0.08)	(1.04)	(1.12)	14.72	Retirement Class:	4/30/19	#	8.78	[b]	8.78	[b]	537,299		0.66	[c]	0.66	[c]	1.10	[c]	1.09	[c]	36	[b]
	10/31/18		14.57	0.13		0.64	0.77	(0.11)	(0.54)	(0.65)	14.69		10/31/18		5.39		5.38		553,819		0.65		0.65		0.83		0.83		59
	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57		10/31/17		25.14		25.13		609,643		0.66		0.66		0.92		0.91		76
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95		10/31/16		2.11		2.07		538,718		0.67		0.67		1.12		1.08		83
	10/31/15		13.13	0.11		0.65	0.76	(0.11)	(1.10)	(1.21)	12.68		10/31/15		6.45		6.45		623,557		0.68		0.68		0.84		0.84		90
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)	(1.42)	13.13		10/31/14		15.26		15.26		687,630		0.69		0.69		0.82		0.82		98
Retail Class:	4/30/19	#	19.30	0.10		1.45	1.55	(0.07)	(1.04)	(1.11)	19.74	Retail Class:	4/30/19	#	8.75	[b]	8.75	[b]	1,221,680		0.70	[c]	0.70	[c]	1.06	[c]	1.05	[c]	36	[b]
	10/31/18		18.94	0.16		0.83	0.99	(0.09)	(0.54)	(0.63)	19.30		10/31/18		5.32		5.31		1,162,488		0.69		0.69		0.79		0.79		59
	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94		10/31/17		25.11		25.10		1,164,448		0.70		0.70		0.87		0.86		76
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43		10/31/16		2.05		2.01		969,135		0.72		0.72		1.06		1.02		83
	10/31/15		16.31	0.12		0.84	0.96	(0.09)	(1.10)	(1.19)	16.08		10/31/15		6.43		6.43		997,931		0.73		0.73		0.78		0.78		90
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)	(1.40)	16.31		10/31/14		15.12		15.12		960,469		0.76		0.76		0.75		0.75		98
Class W:	4/30/19	#	14.45	0.12		1.04	1.16	(0.12)	(1.04)	(1.16)	14.45	Class W:	4/30/19	#	9.09	[b]	9.09	[b]	3,322,900		0.41	[c]	0.00	[c]	1.75	[c]	1.74	[c]	36	[b]
	10/31/18	†	15.93	0.01		(1.49)	(1.48)	—	—	—	14.45		10/31/18	†	(9.29)[b]		(9.29)[b]		3,027,314		0.41	[c]	0.00	[c]	0.95	[c]	0.95	[c]	59

100	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	101

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations															Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return									Net investment income (loss)
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period		period or year ended		Total return	excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	excluding payment from affiliates	[u]	Portfolio turnover rate

LARGE-CAP GROWTH FUND												LARGE-CAP GROWTH FUND
Institutional Class:	4/30/19	#	$21.42	$0.05		$ 2.33	$ 2.38	$(0.12)	$(2.35)	$(2.47)	$21.33	Institutional Class:	4/30/19	#	13.07%[b]	13.07%[b]	$1,303,029		0.42%[c]		0.42%[c]		0.53%[c]		0.52%[c]		42%[b]
	10/31/18		20.08	0.12		2.08	2.20	(0.10)	(0.76)	(0.86)	21.42		10/31/18		11.30	11.29	1,122,258		0.41		0.41		0.55		0.55		90
	10/31/17		15.70	0.11		4.55	4.66	(0.09)	(0.19)	(0.28)	20.08		10/31/17		30.19	30.18	3,589,896		0.43		0.43		0.60		0.60		94
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70		10/31/16		(0.37)	(0.40)	2,709,979		0.43		0.43		0.51		0.49		86
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37		10/31/15		11.14	11.14	2,518,469		0.44		0.44		0.32		0.32		80
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61		10/31/14		18.18	18.18	2,140,596		0.46		0.46		0.37		0.37		96
Advisor Class:	4/30/19	#	21.40	0.05		2.33	2.38	(0.11)	(2.35)	(2.46)	21.32	Advisor Class:	4/30/19	#	13.07 [b]	13.07 [b]	2,328		0.51	[c]	0.51	[c]	0.49	[c]	0.48	[c]	42	[b]
	10/31/18		20.06	0.06		2.11	2.17	(0.07)	(0.76)	(0.83)	21.40		10/31/18		11.19	11.18	7,303		0.52		0.52		0.26		0.26		90
	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06		10/31/17		30.02	30.01	2,129		0.65		0.58		0.37		0.36		94
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70		10/31/16	‡	(2.47)[b]	(2.50)[b]	122		0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	4/30/19	#	21.37	0.04		2.33	2.37	(0.07)	(2.35)	(2.42)	21.32	Premier Class:	4/30/19	#	13.03 [b]	13.03 [b]	21,852		0.57	[c]	0.57	[c]	0.39	[c]	0.38	[c]	42	[b]
	10/31/18		20.04	0.08		2.08	2.16	(0.07)	(0.76)	(0.83)	21.37		10/31/18		11.11	11.10	19,249		0.57		0.57		0.38		0.38		90
	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04		10/31/17		30.00	29.99	44,550		0.58		0.58		0.47		0.46		94
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67		10/31/16		(0.55)	(0.58)	43,732		0.58		0.58		0.36		0.34		86
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35		10/31/15		11.06	11.06	37,977		0.59		0.59		0.14		0.14		80
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58		10/31/14		17.91	17.91	9,194		0.61		0.61		0.21		0.21		96
Retirement Class:	4/30/19	#	21.27	0.03		2.31	2.34	(0.07)	(2.35)	(2.42)	21.19	Retirement Class:	4/30/19	#	12.92 [b]	12.92 [b]	359,411		0.67	[c]	0.67	[c]	0.29	[c]	0.28	[c]	42	[b]
	10/31/18		19.94	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.27		10/31/18		11.03	11.02	343,094		0.67		0.67		0.25		0.25		90
	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94		10/31/17		29.83	29.82	229,758		0.72		0.72		0.34		0.33		94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58		10/31/16		(0.71)	(0.74)	249,606		0.78		0.77		0.17		0.14		86
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28		10/31/15		10.83	10.83	145,672		0.70		0.70		0.07		0.07		80
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52		10/31/14		17.89	17.89	102,990		0.71		0.71		0.13		0.13		96
Retail Class:	4/30/19	#	21.33	0.02		2.32	2.34	(0.05)	(2.35)	(2.40)	21.27	Retail Class:	4/30/19	#	12.87 [b]	12.87 [b]	1,018,683		0.72	[c]	0.72	[c]	0.24	[c]	0.23	[c]	42	[b]
	10/31/18		20.00	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.33		10/31/18		10.97	10.96	986,875		0.72		0.72		0.22		0.21		90
	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00		10/31/17		29.84	29.83	943,267		0.75		0.75		0.26		0.26		94
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63		10/31/16		(0.76)	(0.78)	629,391		0.76		0.76		0.19		0.16		86
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31		10/31/15		10.81	10.81	653,677		0.78		0.78		(0.01)		(0.01)		80
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55		10/31/14		17.75	17.75	580,569		0.81		0.81		0.02		0.02		96
Class W:	4/30/19	#	21.43	0.09		2.33	2.42	(0.14)	(2.35)	(2.49)	21.36	Class W:	4/30/19	#	13.31 [b]	13.31 [b]	3,003,400		0.42	[c]	0.00	[c]	0.95	[c]	0.94	[c]	42	[b]
	10/31/18	†	23.77	0.01		(2.35)	(2.34)	—	—	—	21.43		10/31/18	†	(9.84)[b]	(9.84)[b]	2,671,086		0.42	[c]	0.00	[c]	0.42	[c]	0.41	[c]	90

102	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	103

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data															Ratios and supplemental data
				Gain (loss) from investment operations																Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return										Net investment income (loss)
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period		period or year ended		Total return	excluding payment from affiliates	[u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	excluding payment from affiliates	[u]	Portfolio turnover rate

LARGE-CAP VALUE FUND												LARGE-CAP VALUE FUND
Institutional Class:	4/30/19	#	$17.98	$0.17		$ 0.73	$ 0.90	$(0.34)	$(1.53)	$(1.87)	$17.01	Institutional Class:	4/30/19	#	6.05%[b]	6.05%[b]		$2,315,477		0.41%[c]		0.39%[c]		2.12%[c]		2.11%[c]		69%[b]
	10/31/18		19.56	0.33		(0.64)	(0.31)	(0.28)	(0.99)	(1.27)	17.98		10/31/18		(1.84)	(1.85)		2,427,959		0.40		0.40		1.73		1.73		53
	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56		10/31/17		17.77	17.76		5,558,748		0.40		0.40		1.59		1.58		53
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31		10/31/16		6.02	5.97		4,399,435		0.41		0.39		1.86		1.81		62
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59		10/31/15		0.83	0.83		4,091,753		0.42		0.41		1.35		1.35		61
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64		10/31/14		11.78	11.78		3,734,156		0.44		0.44		1.84		1.84		49
Advisor Class:	4/30/19	#	17.97	0.17		0.72	0.89	(0.33)	(1.53)	(1.86)	17.00	Advisor Class:	4/30/19	#	5.99 [b]	5.99	[b]	129		0.44	[c]	0.42	[c]	2.09	[c]	2.08	[c]	69	[b]
	10/31/18		19.54	0.32		(0.63)	(0.31)	(0.27)	(0.99)	(1.26)	17.97		10/31/18		(1.85)	(1.86)		171		0.46		0.45		1.66		1.65		53
	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54		10/31/17		17.64	17.63		182		0.47		0.47		1.51		1.50		53
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31		10/31/16	‡	5.41 [b]	5.36	[b]	110		0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	4/30/19	#	17.92	0.16		0.72	0.88	(0.30)	(1.53)	(1.83)	16.97	Premier Class:	4/30/19	#	5.98 [b]	5.98	[b]	185,555		0.56	[c]	0.54	[c]	1.97	[c]	1.96	[c]	69	[b]
	10/31/18		19.50	0.30		(0.64)	(0.34)	(0.25)	(0.99)	(1.24)	17.92		10/31/18		(2.01)	(2.02)		209,131		0.55		0.55		1.56		1.56		53
	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50		10/31/17		17.59	17.58		291,951		0.55		0.55		1.46		1.45		53
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26		10/31/16		5.93	5.89		284,476		0.56		0.54		1.72		1.68		62
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53		10/31/15		0.62	0.62		359,857		0.57		0.56		1.20		1.20		61
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59		10/31/14		11.59	11.59		380,387		0.59		0.59		1.70		1.70		49
Retirement Class:	4/30/19	#	17.88	0.15		0.73	0.88	(0.28)	(1.53)	(1.81)	16.95	Retirement Class:	4/30/19	#	5.97 [b]	5.97	[b]	656,090		0.66	[c]	0.64	[c]	1.88	[c]	1.87	[c]	69	[b]
	10/31/18		19.46	0.28		(0.64)	(0.36)	(0.23)	(0.99)	(1.22)	17.88		10/31/18		(2.11)	(2.12)		750,194		0.65		0.65		1.46		1.46		53
	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46		10/31/17		17.46	17.45		1,007,357		0.65		0.65		1.35		1.34		53
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23		10/31/16		5.80	5.75		920,779		0.66		0.64		1.61		1.57		62
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50		10/31/15		0.53	0.53		970,460		0.67		0.66		1.11		1.11		61
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55		10/31/14		11.51	11.51		1,061,428		0.69		0.69		1.62		1.62		49
Retail Class:	4/30/19	#	17.22	0.14		0.69	0.83	(0.30)	(1.53)	(1.83)	16.22	Retail Class:	4/30/19	#	5.88 [b]	5.88	[b]	132,351		0.72	[c]	0.70	[c]	1.81	[c]	1.80	[c]	69	[b]
	10/31/18		18.78	0.26		(0.61)	(0.35)	(0.22)	(0.99)	(1.21)	17.22		10/31/18		(2.13)	(2.14)		130,587		0.71		0.70		1.41		1.40		53
	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78		10/31/17		17.35	17.34		147,343		0.72		0.71		1.29		1.28		53
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66		10/31/16		5.74	5.69		132,362		0.73		0.70		1.55		1.50		62
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96		10/31/15		0.51	0.51		133,294		0.74		0.72		1.04		1.04		61
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01		10/31/14		11.39	11.39		138,226		0.76		0.76		1.53		1.53		49
Class W:	4/30/19	#	17.98	0.20		0.74	0.94	(0.36)	(1.53)	(1.89)	17.03	Class W:	4/30/19	#	6.23 [b]	6.23	[b]	2,904,419		0.41	[c]	0.00	[c]	2.49	[c]	2.48	[c]	69	[b]
	10/31/18	†	19.54	0.02		(1.58)	(1.56)	—	—	—	17.98		10/31/18	†	(7.93)[b]	(7.93)[b]		2,706,272		0.41	[c]	0.00	[c]	1.56	[c]	1.56	[c]	53

104	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	105

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations															Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return								Net investment income (loss)
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period		period or year ended		Total return	excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss )	excluding payment from affiliates [u]	Portfolio turnover rate

MID-CAP GROWTH FUND												MID-CAP GROWTH FUND
Institutional Class:	4/30/19	#	$22.29		$0.02	$ 3.35	$ 3.37	$(0.08)	$(2.94)	$(3.02)	$22.64	Institutional Class:	4/30/19	#	18.12%[b]	18.12%[b]	$882,946		0.48%[c]		0.48%[c]		0.21%[c]	0.20%[c]	39%[b]
	10/31/18		24.00		0.09	0.46	0.55	(0.13)	(2.13)	(2.26)	22.29		10/31/18		2.29	2.28	759,278		0.47		0.47		0.37	0.37	70
	10/31/17		19.07		0.14	4.89	5.03	(0.10)	—	(0.10)	24.00		10/31/17		26.48	26.47	912,465		0.47		0.47		0.63	0.62	71
	10/31/16		21.47		0.08	(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07		10/31/16		(3.22)	(3.24)	787,520		0.47		0.47		0.41	0.39	69
	10/31/15		24.31		0.05	0.67	0.72	(0.11)	(3.45)	(3.56)	21.47		10/31/15		3.61	3.61	948,072		0.47		0.47		0.20	0.20	104
	10/31/14		25.18		0.10	2.24	2.34	(0.06)	(3.15)	(3.21)	24.31		10/31/14		10.64	10.64	896,227		0.47		0.47		0.42	0.42	104
Advisor Class:	4/30/19	#	22.28		0.02	3.35	3.37	(0.07)	(2.94)	(3.01)	22.64	Advisor Class:	4/30/19	#	18.12 [b]	18.12 [b]	205		0.54	[c]	0.54	[c]	0.15 [c]	0.14 [c]	39	[b]
	10/31/18		23.99		0.08	0.45	0.53	(0.11)	(2.13)	(2.24)	22.28		10/31/18		2.22	2.21	160		0.52		0.52		0.32	0.31	70
	10/31/17		19.07		0.12	4.90	5.02	(0.10)	—	(0.10)	23.99		10/31/17		26.41	26.40	160		0.54		0.54		0.55	0.54	71
	10/31/16	‡	21.70		0.07	(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07		10/31/16	‡	(4.26)[b]	(4.28)[b]	98		0.49	[c]	0.49	[c]	0.39 [c]	0.36 [c]	69
Premier Class:	4/30/19	#	22.14		0.01	3.33	3.34	(0.05)	(2.94)	(2.99)	22.49	Premier Class:	4/30/19	#	18.01 [b]	18.01 [b]	73,142		0.63	[c]	0.63	[c]	0.07 [c]	0.06 [c]	39	[b]
	10/31/18		23.85		0.05	0.46	0.51	(0.09)	(2.13)	(2.22)	22.14		10/31/18		2.13	2.12	71,504		0.62		0.62		0.22	0.22	70
	10/31/17		18.95		0.11	4.86	4.97	(0.07)	—	(0.07)	23.85		10/31/17		26.30	26.29	94,517		0.62		0.62		0.50	0.49	71
	10/31/16		21.34		0.05	(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95		10/31/16		(3.35)	(3.37)	107,194		0.62		0.62		0.27	0.25	69
	10/31/15		24.18		0.01	0.67	0.68	(0.07)	(3.45)	(3.52)	21.34		10/31/15		3.44	3.44	136,135		0.62		0.62		0.05	0.05	104
	10/31/14		25.05		0.06	2.25	2.31	(0.03)	(3.15)	(3.18)	24.18		10/31/14		10.48	10.48	141,798		0.62		0.62		0.27	0.27	104
Retirement Class:	4/30/19	#	21.63		0.00 [d]	3.24	3.24	(0.02)	(2.94)	(2.96)	21.91	Retirement Class:	4/30/19	#	17.98 [b]	17.98 [b]	381,656		0.73	[c]	0.73	[c]	(0.04)[c]	(0.05)[c]	39	[b]
	10/31/18		23.35		0.03	0.45	0.48	(0.07)	(2.13)	(2.20)	21.63		10/31/18		2.04	2.03	352,638		0.72		0.72		0.12	0.11	70
	10/31/17		18.55		0.08	4.77	4.85	(0.05)	—	(0.05)	23.35		10/31/17		26.20	26.19	401,947		0.72		0.72		0.39	0.38	71
	10/31/16		20.94		0.03	(0.75)	(0.72)	—	(1.67)	(1.67)	18.55		10/31/16		(3.48)	(3.50)	367,160		0.72		0.72		0.16	0.14	69
	10/31/15		23.79		(0.01)	0.66	0.65	(0.05)	(3.45)	(3.50)	20.94		10/31/15		3.32	3.32	470,864		0.72		0.72		(0.04)	(0.04)	104
	10/31/14		24.70		0.04	2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79		10/31/14		10.40	10.40	510,331		0.72		0.72		0.17	0.17	104
Retail Class:	4/30/19	#	21.60		(0.01)	3.25	3.24	(0.01)	(2.94)	(2.95)	21.89	Retail Class:	4/30/19	#	17.98 [b]	17.98 [b]	209,289		0.78	[c]	0.78	[c]	(0.09)[c]	(0.10)[c]	39	[b]
	10/31/18		23.32		0.01	0.46	0.47	(0.06)	(2.13)	(2.19)	21.60		10/31/18		1.99	1.98	179,846		0.77		0.77		0.06	0.05	70
	10/31/17		18.53		0.06	4.77	4.83	(0.04)	—	(0.04)	23.32		10/31/17		26.10	26.09	181,568		0.80		0.80		0.30	0.29	71
	10/31/16		20.93		0.02	(0.75)	(0.73)	—	(1.67)	(1.67)	18.53		10/31/16		(3.54)	(3.56)	154,928		0.78		0.78		0.10	0.08	69
	10/31/15		23.78		(0.02)	0.65	0.63	(0.03)	(3.45)	(3.48)	20.93		10/31/15		3.27	3.27	180,387		0.78		0.78		(0.11)	(0.11)	104
	10/31/14		24.71		0.02	2.20	2.22	—	(3.15)	(3.15)	23.78		10/31/14		10.29	10.29	181,627		0.79		0.79		0.10	0.10	104

106	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	107

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data																Ratios and supplemental data
				Gain (loss) from investment operations																	Ratios to average net assets
						Net realized					Net						Total										Net investment
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset		For the				return										income (loss)
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		period				excluding		Net assets at						Net		excluding		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year		Total		payment from		end of period		Gross		Net		investment		payment from		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		return		affiliates	[u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

MID-CAP VALUE FUND												MID-CAP VALUE FUND
Institutional Class:	4/30/19	#	$22.30	$0.24		$ 1.07	$ 1.31	$(0.41)	$(2.79)	$(3.20)	$20.41	Institutional Class:	4/30/19	#	7.38%[b]		7.38%[b]		$2,194,739		0.43%[c]		0.39%[c]		2.48%[c]		2.47%[c]		49%[b]
	10/31/18		24.81	0.39		(0.83)	(0.44)	(0.40)	(1.67)	(2.07)	22.30		10/31/18		(2.12)		(2.13)		2,312,195		0.42		0.39		1.62		1.62		25
	10/31/17		22.16	0.37		3.34	3.71	(0.41)	(0.65)	(1.06)	24.81		10/31/17		17.03		17.03		2,926,270		0.41		0.39		1.57		1.56		26
	10/31/16		23.57	0.37		0.61	0.98	(0.33)	(2.06)	(2.39)	22.16		10/31/16		5.21		5.17		3,225,705		0.41		0.37		1.74		1.70		43
	10/31/15		24.98	0.33		(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57		10/31/15		0.27		0.27		3,357,973		0.42		0.39		1.34		1.34		39
	10/31/14		23.44	0.33		2.92	3.25	(0.29)	(1.42)	(1.71)	24.98		10/31/14		14.91		14.91		3,186,049		0.44		0.43		1.37		1.37		28
Advisor Class:	4/30/19	#	22.28	0.15		1.15	1.30	(0.39)	(2.79)	(3.18)	20.40	Advisor Class:	4/30/19	#	7.34	[b]	7.34	[b]	641		0.52	[c]	0.48	[c]	1.62	[c]	1.61	[c]	49	[b]
	10/31/18		24.77	0.36		(0.81)	(0.45)	(0.37)	(1.67)	(2.04)	22.28		10/31/18		(2.17)		(2.18)		372		0.51		0.48		1.53		1.52		25
	10/31/17		22.15	0.32		3.35	3.67	(0.40)	(0.65)	(1.05)	24.77		10/31/17		16.87		16.87		330		0.56		0.53		1.35		1.35		26
	10/31/16	‡	23.48	0.31		0.75	1.06	(0.33)	(2.06)	(2.39)	22.15		10/31/16	‡	5.56	[b]	5.52	[b]	141		0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	4/30/19	#	22.24	0.15		1.13	1.28	(0.36)	(2.79)	(3.15)	20.37	Premier Class:	4/30/19	#	7.27	[b]	7.27	[b]	188,004		0.58	[c]	0.54	[c]	1.57	[c]	1.56	[c]	49	[b]
	10/31/18		24.73	0.35		(0.81)	(0.46)	(0.36)	(1.67)	(2.03)	22.24		10/31/18		(2.21)		(2.22)		207,370		0.57		0.54		1.46		1.45		25
	10/31/17		22.10	0.34		3.31	3.65	(0.37)	(0.65)	(1.02)	24.73		10/31/17		16.81		16.81		320,095		0.56		0.54		1.42		1.41		26
	10/31/16		23.51	0.34		0.61	0.95	(0.30)	(2.06)	(2.36)	22.10		10/31/16		5.09		5.05		368,739		0.56		0.52		1.61		1.57		43
	10/31/15		24.91	0.29		(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51		10/31/15		0.10		0.10		394,843		0.57		0.54		1.20		1.20		39
	10/31/14		23.38	0.30		2.91	3.21	(0.26)	(1.42)	(1.68)	24.91		10/31/14		14.73		14.73		424,326		0.59		0.58		1.27		1.27		28
Retirement Class:	4/30/19	#	22.14	0.14		1.13	1.27	(0.34)	(2.79)	(3.13)	20.28	Retirement Class:	4/30/19	#	7.22	[b]	7.22	[b]	670,505		0.68	[c]	0.64	[c]	1.47	[c]	1.46	[c]	49	[b]
	10/31/18		24.63	0.32		(0.81)	(0.49)	(0.33)	(1.67)	(2.00)	22.14		10/31/18		(2.33)		(2.34)		716,431		0.67		0.64		1.37		1.36		25
	10/31/17		22.01	0.31		3.31	3.62	(0.35)	(0.65)	(1.00)	24.63		10/31/17		16.73		16.73		978,517		0.66		0.64		1.30		1.30		26
	10/31/16		23.41	0.32		0.61	0.93	(0.27)	(2.06)	(2.33)	22.01		10/31/16		4.97		4.93		1,031,502		0.66		0.62		1.49		1.46		43
	10/31/15		24.81	0.27		(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41		10/31/15		0.00		0.00		1,096,242		0.67		0.64		1.10		1.10		39
	10/31/14		23.29	0.27		2.91	3.18	(0.24)	(1.42)	(1.66)	24.81		10/31/14		14.62		14.62		1,244,449		0.69		0.68		1.16		1.16		28
Retail Class:	4/30/19	#	21.70	0.14		1.10	1.24	(0.34)	(2.79)	(3.13)	19.81	Retail Class:	4/30/19	#	7.23	[b]	7.23	[b]	244,563		0.73	[c]	0.69	[c]	1.43	[c]	1.42	[c]	49	[b]
	10/31/18		24.19	0.31		(0.81)	(0.50)	(0.32)	(1.67)	(1.99)	21.70		10/31/18		(2.40)		(2.41)		243,079		0.72		0.69		1.32		1.31		25
	10/31/17		21.63	0.29		3.26	3.55	(0.34)	(0.65)	(0.99)	24.19		10/31/17		16.70		16.70		286,550		0.71		0.68		1.25		1.25		26
	10/31/16		23.05	0.30		0.60	0.90	(0.26)	(2.06)	(2.32)	21.63		10/31/16		4.90		4.86		276,022		0.71		0.67		1.45		1.41		43
	10/31/15		24.46	0.25		(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05		10/31/15		(0.02)		(0.02)		296,484		0.71		0.69		1.05		1.05		39
	10/31/14		22.98	0.25		2.86	3.11	(0.21)	(1.42)	(1.63)	24.46		10/31/14		14.52		14.52		308,362		0.75		0.74		1.08		1.08		28

QUANT LARGE-CAP GROWTH FUND												QUANT LARGE-CAP GROWTH FUND
Institutional Class:	4/30/19	#	14.26	0.08		1.23	1.31	(0.17)	(1.02)	(1.19)	14.38	Institutional Class:	4/30/19	#	10.41	[b]	10.41	[b]	186,483		0.33	[c]	0.33	[c]	1.15	[c]	1.15	[c]	50	[b]
	10/31/18		13.90	0.16		1.10	1.26	(0.16)	(0.74)	(0.90)	14.26		10/31/18		9.45		9.45		166,416		0.32		0.30		1.12		1.12		84
	10/31/17		11.14	0.16		3.07	3.23	(0.18)	(0.29)	(0.47)	13.90		10/31/17		29.96		29.96		2,578,820		0.33		0.33		1.27		1.27		91
	10/31/16		12.12	0.16		0.10	0.26	(0.13)	(1.11)	(1.24)	11.14		10/31/16		2.68		2.68		2,047,308		0.34		0.34		1.44		1.44		121
	10/31/15		12.19	0.12		0.98	1.10	(0.14)	(1.03)	(1.17)	12.12		10/31/15		10.08		10.08		2,008,644		0.34		0.34		1.06		1.06		112
	10/31/14		11.53	0.14		1.44	1.58	(0.12)	(0.80)	(0.92)	12.19		10/31/14		14.75		14.75		1,785,221		0.35		0.35		1.22		1.22		105
Advisor Class:	4/30/19	#	14.26	0.07		1.23	1.30	(0.14)	(1.02)	(1.16)	14.40	Advisor Class:	4/30/19	#	10.36	[b]	10.36	[b]	1,223		0.41	[c]	0.41	[c]	1.13	[c]	1.13	[c]	50	[b]
	10/31/18		13.89	0.15		1.11	1.26	(0.15)	(0.74)	(0.89)	14.26		10/31/18		9.47		9.47		1,551		0.43		0.41		1.04		1.04		84
	10/31/17		11.14	0.14		3.08	3.22	(0.18)	(0.29)	(0.47)	13.89		10/31/17		29.86		29.86		891		0.43		0.42		1.10		1.10		91
	10/31/16	‡	12.28	0.14		(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14		10/31/16	‡	1.32	[b]	1.32	[b]	103		0.36	[c]	0.36	[c]	1.38	[c]	1.38	[c]	121
Class W:	4/30/19	#	14.26	0.10		1.23	1.33	(0.18)	(1.02)	(1.20)	14.39	Class W:	4/30/19	#	10.58	[b]	10.58	[b]	2,629,834		0.32	[c]	0.00	[c]	1.48	[c]	1.48	[c]	50	[b]
	10/31/18	†	15.65	0.01		(1.40)	(1.39)	—	—	—	14.26		10/31/18	†	(8.88)[b]		(8.88)[b]		2,358,591		0.32	[c]	0.00	[c]	0.74	[c]	0.74	[c]	84

108	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	109

Financial highlights	continued

TIAA-CREF Funds

		Selected per share data
				Gain (loss) from investment operations													Ratios and supplemental data
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset		For the
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year				end of period	Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate

QUANT LARGE-CAP VALUE FUND												QUANT LARGE-CAP VALUE FUND
Institutional Class:	4/30/19	#	$10.04	$0.14		$ 0.46	$ 0.60	$(0.23)	$(0.24)	$(0.47)	$10.17	Institutional Class:	4/30/19	#	6.37%[b]		$ 96,358	0.32%[c]		0.32%[c]		2.81%[c]		62%[b]
	10/31/18		10.57	0.24		(0.08)	0.16	(0.21)	(0.48)	(0.69)	10.04		10/31/18		1.36		119,598	0.32		0.30		2.28		84
	10/31/17		9.61	0.20		1.48	1.68	(0.22)	(0.50)	(0.72)	10.57		10/31/17		18.04		2,476,119	0.33		0.33		2.03		99
	10/31/16		10.12	0.21		0.14	0.35	(0.23)	(0.63)	(0.86)	9.61		10/31/16		4.10		2,031,032	0.34		0.34		2.24		149
	10/31/15		11.18	0.23		(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12		10/31/15		1.34		1,894,653	0.35		0.35		2.26		89
	10/31/14		10.64	0.17		1.23	1.40	(0.16)	(0.70)	(0.86)	11.18		10/31/14		14.29		1,723,933	0.35		0.35		1.63		91
Advisor Class:	4/30/19	#	10.02	0.11		0.48	0.59	(0.23)	(0.24)	(0.47)	10.14	Advisor Class:	4/30/19	#	6.25	[b]	5,716	0.42	[c]	0.42	[c]	2.32	[c]	62	[b]
	10/31/18		10.56	0.19		(0.05)	0.14	(0.20)	(0.48)	(0.68)	10.02		10/31/18		1.18		5,706	0.39		0.37		1.88		84
	10/31/17		9.61	0.20		1.47	1.67	(0.22)	(0.50)	(0.72)	10.56		10/31/17		17.92		135	0.40		0.40		1.96		99
	10/31/16	‡	10.18	0.20		0.09	0.29	(0.23)	(0.63)	(0.86)	9.61		10/31/16	‡	3.47	[b]	106	0.36	[c]	0.36	[c]	2.38	[c]	149
Class W:	4/30/19	#	10.05	0.13		0.48	0.61	(0.24)	(0.24)	(0.48)	10.18	Class W:	4/30/19	#	6.46	[b]	2,534,350	0.32	[c]	0.00	[c]	2.73	[c]	62	[b]
	10/31/18	†	10.64	0.01		(0.60)	(0.59)	—	—	—	10.05		10/31/18	†	(5.55)[b]		2,415,023	0.32	[c]	0.00	[c]	1.65	[c]	84

QUANT SMALL-CAP EQUITY FUND												QUANT SMALL-CAP EQUITY FUND
Institutional Class:	4/30/19	#	18.77	0.07		0.83	0.90	(0.14)	(2.75)	(2.89)	16.78	Institutional Class:	4/30/19	#	6.61	[b]	1,641,438	0.42	[c]	0.40	[c]	0.87	[c]	40	[b]
	10/31/18		20.69	0.14		0.06	0.20	(0.16)	(1.96)	(2.12)	18.77		10/31/18		0.85		1,728,014	0.41		0.40		0.69		87
	10/31/17		16.64	0.16		4.53	4.69	(0.17)	(0.47)	(0.64)	20.69		10/31/17		28.64		2,804,889	0.41		0.41		0.82		81
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64		10/31/16		2.59		2,102,479	0.42		0.42		1.01		86
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62		10/31/15		4.32		2,050,241	0.42		0.42		0.73		89
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70		10/31/14		9.40		1,831,047	0.45		0.44		0.81		94
Advisor Class:	4/30/19	#	18.75	0.07		0.82	0.89	(0.12)	(2.75)	(2.87)	16.77	Advisor Class:	4/30/19	#	6.58	[b]	1,139	0.51	[c]	0.49	[c]	0.81	[c]	40	[b]
	10/31/18		20.67	0.11		0.08	0.19	(0.15)	(1.96)	(2.11)	18.75		10/31/18		0.84		2,770	0.48		0.47		0.58		87
	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67		10/31/17		28.51		2,611	0.48		0.48		0.70		81
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63		10/31/16	‡	0.07	[b]	508	0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	4/30/19	#	18.64	0.06		0.82	0.88	(0.10)	(2.75)	(2.85)	16.67	Premier Class:	4/30/19	#	6.56	[b]	148,219	0.57	[c]	0.55	[c]	0.71	[c]	40	[b]
	10/31/18		20.57	0.10		0.06	0.16	(0.13)	(1.96)	(2.09)	18.64		10/31/18		0.68		152,816	0.56		0.55		0.51		87
	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57		10/31/17		28.46		180,112	0.56		0.56		0.70		81
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54		10/31/16		2.38		171,546	0.57		0.57		0.91		86
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53		10/31/15		4.19		182,699	0.57		0.57		0.60		89
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62		10/31/14		9.19		188,209	0.60		0.59		0.69		94
Retirement Class:	4/30/19	#	18.27	0.05		0.80	0.85	(0.08)	(2.75)	(2.83)	16.29	Retirement Class:	4/30/19	#	6.51	[b]	492,863	0.67	[c]	0.65	[c]	0.62	[c]	40	[b]
	10/31/18		20.20	0.08		0.06	0.14	(0.11)	(1.96)	(2.07)	18.27		10/31/18		0.60		527,678	0.66		0.65		0.40		87
	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20		10/31/17		28.29		641,915	0.66		0.66		0.58		81
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26		10/31/16		2.30		541,420	0.67		0.67		0.77		86
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25		10/31/15		4.09		545,870	0.67		0.67		0.49		89
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36		10/31/14		9.08		527,052	0.70		0.69		0.57		94
Retail Class:	4/30/19	#	18.08	0.05		0.78	0.83	(0.08)	(2.75)	(2.83)	16.08	Retail Class:	4/30/19	#	6.45	[b]	140,293	0.72	[c]	0.67	[c]	0.59	[c]	40	[b]
	10/31/18		20.00	0.07		0.07	0.14	(0.10)	(1.96)	(2.06)	18.08		10/31/18		0.62		146,385	0.71		0.67		0.38		87
	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00		10/31/17		28.19		169,753	0.71		0.71		0.53		81
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11		10/31/16		2.26		125,084	0.73		0.73		0.69		86
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10		10/31/15		4.01		110,670	0.75		0.75		0.42		89
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22		10/31/14		8.98		104,321	0.79		0.78		0.48		94
Class W:	4/30/19	#	18.77	0.10		0.84	0.94	(0.16)	(2.75)	(2.91)	16.80	Class W:	4/30/19	#	6.86	[b]	737,667	0.42	[c]	0.00	[c]	1.26	[c]	40	[b]
	10/31/18	†	20.86	(0.00)[d]		(2.09)	(2.09)	—	—	—	18.77		10/31/18	†	(10.02)[b]		794,946	0.41	[c]	0.00	[c]	(0.30)[c]		87

110	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	111

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations													Ratios and supplemental data
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset		For the
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

QUANT SMALL/MID-CAP EQUITY FUND												QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/19	#	$12.43	$0.05		$0.97	$1.02	$(0.10)	$(1.23)	$(1.33)	$12.12	Institutional Class:	4/30/19	#	9.67%[b]		$ 38,009		0.51%[c]		0.51%[c]		0.82%[c]		36%[b]
	10/31/18		12.38	0.13		0.60	0.73	(0.13)	(0.55)	(0.68)	12.43		10/31/18		6.02		34,106		0.50		0.50		1.01		64
	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38		10/31/17		28.83		666,876		0.50		0.50		0.86		84
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63		10/31/16	§	(3.70)[b]		370,391		1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	4/30/19	#	12.44	0.05		0.96	1.01	(0.09)	(1.23)	(1.32)	12.13	Advisor Class:	4/30/19	#	9.56	[b]	1,509		0.54	[c]	0.54	[c]	0.86	[c]	36	[b]
	10/31/18		12.37	0.07		0.68	0.75	(0.13)	(0.55)	(0.68)	12.44		10/31/18		6.19		1,789		0.57		0.57		0.54		64
	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37		10/31/17		28.81		1,290		0.50		0.50		0.87		84
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62		10/31/16	§	(3.80)[b]		967		2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	4/30/19	#	12.41	0.04		0.96	1.00	(0.08)	(1.23)	(1.31)	12.10	Premier Class:	4/30/19	#	9.50	[b]	1,210		0.66	[c]	0.66	[c]	0.69	[c]	36	[b]
	10/31/18		12.36	0.09		0.62	0.71	(0.11)	(0.55)	(0.66)	12.41		10/31/18		5.89		1,241		0.66		0.66		0.74		64
	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36		10/31/17		28.68		1,236		0.64		0.64		0.73		84
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62		10/31/16	§	(3.80)[b]		962		2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	4/30/19	#	12.39	0.03		0.96	0.99	(0.07)	(1.23)	(1.30)	12.08	Retirement Class:	4/30/19	#	9.44	[b]	12,309		0.76	[c]	0.76	[c]	0.58	[c]	36	[b]
	10/31/18		12.34	0.07		0.63	0.70	(0.10)	(0.55)	(0.65)	12.39		10/31/18		5.83		10,728		0.76		0.76		0.57		64
	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34		10/31/17		28.47		4,945		0.75		0.75		0.57		84
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62		10/31/16	§	(3.80)[b]		1,165		2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	4/30/19	#	12.37	0.03		0.96	0.99	(0.06)	(1.23)	(1.29)	12.07	Retail Class:	4/30/19	#	9.40	[b]	5,831		0.89	[c]	0.89	[c]	0.46	[c]	36	[b]
	10/31/18		12.32	0.06		0.63	0.69	(0.09)	(0.55)	(0.64)	12.37		10/31/18		5.77		5,699		0.88		0.87		0.48		64
	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32		10/31/17		28.21		3,291		0.88		0.88		0.44		84
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62		10/31/16	§	(3.80)[b]		1,127		3.15	[c]	0.92	[c]	0.38	[c]	2	[b]
Class W:	4/30/19	#	12.44	0.08		0.95	1.03	(0.11)	(1.23)	(1.34)	12.13	Class W:	4/30/19	#	9.83	[b]	641,788		0.51	[c]	0.00	[c]	1.33	[c]	36	[b]
	10/31/18	†	13.81	(0.00)[d]		(1.37)	(1.37)	—	—	—	12.44		10/31/18	†	(9.92)[b]		593,204		0.52	[c]	0.00	[c]	(0.12)[c]		64

SOCIAL CHOICE EQUITY FUND												SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/19	#	19.40	0.17		1.57	1.74	(0.31)	(1.32)	(1.63)	19.51	Institutional Class:	4/30/19	#	10.04	[b]	3,243,765		0.18	[c]	0.18	[c]	1.85	[c]	9	[b]
	10/31/18		19.19	0.33		0.65	0.98	(0.31)	(0.46)	(0.77)	19.40		10/31/18		5.17		2,595,050		0.17		0.17		1.69		29
	10/31/17		16.55	0.33		3.44	3.77	(0.39)	(0.74)	(1.13)	19.19		10/31/17		23.79		1,908,430		0.18		0.18		1.87		14
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55		10/31/16		4.52		1,443,910		0.19		0.19		2.08		16
	10/31/15		16.91	0.30		(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71		10/31/15		1.42		1,365,668		0.18		0.18		1.80		17
	10/31/14		15.08	0.27		1.92	2.19	(0.22)	(0.14)	(0.36)	16.91		10/31/14		14.82		1,284,871		0.18		0.18		1.72		7
Advisor Class:	4/30/19	#	19.39	0.16		1.56	1.72	(0.30)	(1.32)	(1.62)	19.49	Advisor Class:	4/30/19	#	9.94	[b]	20,420		0.24	[c]	0.24	[c]	1.77	[c]	9	[b]
	10/31/18		19.18	0.33		0.64	0.97	(0.30)	(0.46)	(0.76)	19.39		10/31/18		5.15		12,595		0.22		0.22		1.64		29
	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18		10/31/17		23.79		8,718		0.21		0.21		1.74		14
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54		10/31/16	‡	4.01	[b]	159		0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	4/30/19	#	19.33	0.15		1.55	1.70	(0.28)	(1.32)	(1.60)	19.43	Premier Class:	4/30/19	#	9.87	[b]	118,594		0.33	[c]	0.33	[c]	1.70	[c]	9	[b]
	10/31/18		19.11	0.30		0.66	0.96	(0.28)	(0.46)	(0.74)	19.33		10/31/18		5.07		91,623		0.33		0.33		1.54		29
	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11		10/31/17		23.58		70,679		0.33		0.33		1.75		14
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49		10/31/16		4.37		80,487		0.34		0.34		1.93		16
	10/31/15		16.86	0.28		(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65		10/31/15		1.22		77,865		0.32		0.32		1.66		17
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)	(0.33)	16.86		10/31/14		14.70		95,987		0.33		0.33		1.58		7
Retirement Class:	4/30/19	#	19.67	0.15		1.58	1.73	(0.26)	(1.32)	(1.58)	19.82	Retirement Class:	4/30/19	#	9.83	[b]	570,242		0.43	[c]	0.43	[c]	1.60	[c]	9	[b]
	10/31/18		19.44	0.29		0.66	0.95	(0.26)	(0.46)	(0.72)	19.67		10/31/18		4.96		476,339		0.42		0.42		1.44		29
	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44		10/31/17		23.50		393,452		0.43		0.43		1.63		14
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75		10/31/16		4.23		329,659		0.44		0.44		1.83		16
	10/31/15		17.10	0.26		(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90		10/31/15		1.13		342,134		0.43		0.43		1.56		17
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)	(0.32)	17.10		10/31/14		14.59		387,327		0.43		0.43		1.48		7
Retail Class:	4/30/19	#	17.40	0.13		1.38	1.51	(0.26)	(1.32)	(1.58)	17.33	Retail Class:	4/30/19	#	9.82	[b]	458,555		0.45	[c]	0.45	[c]	1.59	[c]	9	[b]
	10/31/18		17.28	0.25		0.59	0.84	(0.26)	(0.46)	(0.72)	17.40		10/31/18		4.93		447,785		0.45		0.45		1.42		29
	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28		10/31/17		23.46		464,729		0.46		0.46		1.60		14
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98		10/31/16		4.20		427,545		0.46		0.46		1.83		16
	10/31/15		15.45	0.24		(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21		10/31/15		1.12		915,697		0.44		0.44		1.54		17
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)	(0.32)	15.45		10/31/14		14.58		917,583		0.46		0.46		1.42		7

112	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	113

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations													Ratios and supplemental data
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset		For the
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss)		rate

SOCIAL CHOICE LOW CARBON EQUITY FUND												SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/19	#	$12.77	$0.11		$1.01	$1.12	$(0.19)	$(0.51)	$(0.70)	$13.19	Institutional Class:	4/30/19	#	9.39%[b]		$ 92,307		0.43%[c]		0.32%[c]		1.71%[c]		10%[b]
	10/31/18		12.50	0.20		0.36	0.56	(0.17)	(0.12)	(0.29)	12.77		10/31/18		4.54		77,376		0.53		0.32		1.50		45
	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50		10/31/17		24.33		62,732		0.62		0.32		1.72		16
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35		10/31/16		4.92		36,694		0.65		0.32		2.31		83
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92		10/31/15	^	(0.80)[b]		28,426		3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	4/30/19	#	12.77	0.10		1.01	1.11	(0.18)	(0.51)	(0.69)	13.19	Advisor Class:	4/30/19	#	9.29	[b]	782		0.50	[c]	0.39	[c]	1.61	[c]	10	[b]
	10/31/18		12.49	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.77		10/31/18		4.54		344		0.62		0.41		1.40		45
	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49		10/31/17		24.21		190		0.71		0.40		1.66		16
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35		10/31/16	‡	3.94	[b]	117		0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	4/30/19	#	12.79	0.09		1.03	1.12	(0.17)	(0.51)	(0.68)	13.23	Premier Class:	4/30/19	#	9.38	[b]	2,157		0.58	[c]	0.47	[c]	1.52	[c]	10	[b]
	10/31/18		12.51	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.79		10/31/18		4.46		714		0.69		0.47		1.34		45
	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51		10/31/17		24.12		492		0.79		0.47		1.60		16
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34		10/31/16		4.76		353		0.82		0.47		1.92		83
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92		10/31/15	^	(0.80)[b]		992		4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	4/30/19	#	12.72	0.08		1.03	1.11	(0.16)	(0.51)	(0.67)	13.16	Retirement Class:	4/30/19	#	9.31	[b]	76,828		0.68	[c]	0.57	[c]	1.39	[c]	10	[b]
	10/31/18		12.46	0.16		0.37	0.53	(0.15)	(0.12)	(0.27)	12.72		10/31/18		4.26		22,392		0.78		0.57		1.24		45
	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46		10/31/17		23.99		17,728		0.87		0.57		1.57		16
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33		10/31/16		4.75		6,575		0.91		0.57		2.29		83
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91		10/31/15	^	(0.90)[b]		2,034		4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	4/30/19	#	12.72	0.09		1.01	1.10	(0.15)	(0.51)	(0.66)	13.16	Retail Class:	4/30/19	#	9.24	[b]	13,639		0.75	[c]	0.64	[c]	1.40	[c]	10	[b]
	10/31/18		12.46	0.15		0.38	0.53	(0.15)	(0.12)	(0.27)	12.72		10/31/18		4.23		11,882		0.85		0.64		1.17		45
	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46		10/31/17		23.81		7,983		0.97		0.67		1.45		16
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33		10/31/16		4.69		2,575		0.97		0.65		2.05		83
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91		10/31/15	^	(0.90)[b]		1,513		4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

114	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	115

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations															Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return									Net investment income (loss	)
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		period			excluding	Net assets at						Net		excluding		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

EMERGING MARKETS EQUITY FUND												EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/19	#	$10.05	$0.02		$ 1.87	$ 1.89	$(0.05)	$(0.39)	$(0.44)	$11.50	Institutional Class:	4/30/19	#	19.58%[b]	19.57%[b]	$ 294,289		0.90%[c]		0.90%[c]		0.37%[c]		0.36%[c]		65%[b]
	10/31/18		12.87	0.11		(2.38)	(2.27)	(0.10)	(0.45)	(0.55)	10.05		10/31/18		(18.47)	(18.48)	239,932		0.91		0.91		0.93		0.93		127
	10/31/17		9.66	0.11		3.18	3.29	(0.08)	—	(0.08)	12.87		10/31/17		34.55	34.54	1,334,540		0.92		0.92		1.03		1.01		152
	10/31/16		9.07	0.10		0.58	0.68	(0.09)	—	(0.09)	9.66		10/31/16		7.73	7.60	1,067,866		0.94		0.94		1.12		0.99		195
	10/31/15		10.78	0.12		(1.70)	(1.58)	(0.13)	—	(0.13)	9.07		10/31/15		(14.85)	(14.85)	918,839		0.94		0.94		1.17		1.17		114
	10/31/14		11.17	0.12		(0.43)	(0.31)	(0.08)	—	(0.08)	10.78		10/31/14		(2.79)	(2.79)	850,536		0.95		0.95		1.10		1.10		104
Advisor Class:	4/30/19	#	10.05	0.02		1.87	1.89	(0.05)	(0.39)	(0.44)	11.50	Advisor Class:	4/30/19	#	19.69 [b]	19.68 [b]	248		0.96	[c]	0.96	[c]	0.31	[c]	0.30	[c]	65	[b]
	10/31/18		12.86	0.04		(2.31)	(2.27)	(0.09)	(0.45)	(0.54)	10.05		10/31/18		(18.48)	(18.49)	138		0.96		0.96		0.30		0.30		127
	10/31/17		9.65	0.11		3.18	3.29	(0.08)	—	(0.08)	12.86		10/31/17		34.45	34.44	848		0.99		0.99		0.97		0.96		152
	10/31/16	‡	8.87	0.10		0.77	0.87	(0.09)	—	(0.09)	9.65		10/31/16	‡	9.91 [b]	9.77 [b]	115		0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	4/30/19	#	10.04	0.01		1.89	1.90	(0.04)	(0.39)	(0.43)	11.51	Premier Class:	4/30/19	#	19.58 [b]	19.57 [b]	9,670		1.05	[c]	1.05	[c]	0.22	[c]	0.21	[c]	65	[b]
	10/31/18		12.85	0.09		(2.38)	(2.29)	(0.07)	(0.45)	(0.52)	10.04		10/31/18		(18.63)	(18.64)	8,057		1.06		1.06		0.70		0.70		127
	10/31/17		9.65	0.11		3.16	3.27	(0.07)	—	(0.07)	12.85		10/31/17		34.32	34.31	11,035		1.07		1.07		1.03		1.01		152
	10/31/16		9.06	0.09		0.57	0.66	(0.07)	—	(0.07)	9.65		10/31/16		7.57	7.42	15,890		1.09		1.09		1.01		0.86		195
	10/31/15		10.77	0.12		(1.71)	(1.59)	(0.12)	—	(0.12)	9.06		10/31/15		(14.98)	(14.98)	9,408		1.09		1.09		1.21		1.21		114
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—	(0.06)	10.77		10/31/14		(2.91)	(2.91)	4,906		1.10		1.10		0.95		0.95		104
Retirement Class:	4/30/19	#	10.00	0.01		1.87	1.88	(0.03)	(0.39)	(0.42)	11.46	Retirement Class:	4/30/19	#	19.54 [b]	19.53 [b]	153,963		1.15	[c]	1.10	[c]	0.19	[c]	0.18	[c]	65	[b]
	10/31/18		12.82	0.08		(2.37)	(2.29)	(0.08)	(0.45)	(0.53)	10.00		10/31/18		(18.63)	(18.64)	88,764		1.16		1.13		0.67		0.66		127
	10/31/17		9.62	0.08		3.18	3.26	(0.06)	—	(0.06)	12.82		10/31/17		34.14	34.13	79,596		1.17		1.17		0.73		0.72		152
	10/31/16		9.03	0.08		0.57	0.65	(0.06)	—	(0.06)	9.62		10/31/16		7.47	7.34	26,946		1.19		1.19		0.86		0.74		195
	10/31/15		10.73	0.11		(1.70)	(1.59)	(0.11)	—	(0.11)	9.03		10/31/15		(15.03)	(15.03)	29,332		1.19		1.19		1.07		1.07		114
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—	(0.05)	10.73		10/31/14		(3.05)	(3.05)	17,678		1.20		1.20		0.84		0.84		104
Retail Class:	4/30/19	#	10.00	(0.00)[d]		1.88	1.88	(0.00)[d]	(0.39)	(0.39)	11.49	Retail Class:	4/30/19	#	19.44 [b]	19.43 [b]	9,980		1.28	[c]	1.28	[c]	0.00	[c]	(0.01)[c]		65	[b]
	10/31/18		12.83	0.06		(2.37)	(2.31)	(0.07)	(0.45)	(0.52)	10.00		10/31/18		(18.78)	(18.79)	7,636		1.27		1.27		0.50		0.49		127
	10/31/17		9.62	0.07		3.19	3.26	(0.05)	—	(0.05)	12.83		10/31/17		34.04	34.03	12,675		1.30		1.30		0.62		0.61		152
	10/31/16		9.02	0.06		0.58	0.64	(0.04)	—	(0.04)	9.62		10/31/16		7.21	7.08	4,460		1.36		1.34		0.72		0.59		195
	10/31/15		10.72	0.08		(1.69)	(1.61)	(0.09)	—	(0.09)	9.02		10/31/15		(15.10)	(15.10)	4,560		1.31		1.31		0.80		0.80		114
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—	(0.04)	10.72		10/31/14		(3.19)	(3.19)	6,352		1.33		1.33		0.70		0.70		104
Class W:	4/30/19	#	10.06	0.07		1.88	1.95	(0.08)	(0.39)	(0.47)	11.54	Class W:	4/30/19	#	20.16 [b]	20.15 [b]	1,242,658		0.90	[c]	0.00	[c]	1.27	[c]	1.25	[c]	65	[b]
	10/31/18	†	10.77	0.01		(0.72)	(0.71)	—	—	—	10.06		10/31/18	†	(6.59)[b]	(6.59)[b]	1,081,436		0.91	[c]	0.00	[c]	0.91	[c]	0.90	[c]	127

116	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	117

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations															Ratios to average net assets

	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return									Net investment income (loss)
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		period			excluding	Net assets at						Net		excluding		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

INTERNATIONAL EQUITY FUND												INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/19	#	$11.24	$0.10		$ 0.26	$ 0.36	$(0.24)	$(0.49)	$(0.73)	$10.87	Institutional Class:	4/30/19	#	3.91%[b]	3.90%[b]	$2,455,619		0.49%[c]		0.49%[c]		1.93%[c]		1.91%[c]		62%[b]
	10/31/18		13.24	0.26		(1.94)	(1.68)	(0.15)	(0.17)	(0.32)	11.24		10/31/18		(13.04)	(13.05)	1,892,458		0.48		0.48		1.99		1.98		73
	10/31/17		10.59	0.17		2.64	2.81	(0.16)	—	(0.16)	13.24		10/31/17		26.88	26.87	3,591,186		0.49		0.49		1.46		1.45		112
	10/31/16		10.97	0.16		(0.41)	(0.25)	(0.13)	—	(0.13)	10.59		10/31/16		(2.21)	(2.28)	2,808,919		0.49		0.48		1.57		1.50		95
	10/31/15		10.81	0.18		0.13	0.31	(0.15)	—	(0.15)	10.97		10/31/15		2.97	2.97	2,823,880		0.49		0.49		1.60		1.60		71
	10/31/14		11.50	0.17		(0.67)	(0.50)	(0.19)	—	(0.19)	10.81		10/31/14		(4.43)	(4.43)	2,398,855		0.51		0.51		1.51		1.51		85
Advisor Class:	4/30/19	#	11.23	0.01		0.36	0.37	(0.00)[d]	(0.49)	(0.49)	11.11	Advisor Class:	4/30/19	#	3.77 [b]	3.77 [b]	5,070		0.60	[c]	0.60	[c]	0.13	[c]	0.12	[c]	62	[b]
	10/31/18		13.24	0.23		(1.93)	(1.70)	(0.14)	(0.17)	(0.31)	11.23		10/31/18		(13.16)	(13.17)	196,238		0.61		0.61		1.79		1.79		73
	10/31/17		10.59	0.03		2.77	2.80	(0.15)	—	(0.15)	13.24		10/31/17		26.86	26.86	248,286		0.67		0.64		0.24		0.23		112
	10/31/16	‡	10.80	0.16		(0.24)	(0.08)	(0.13)	—	(0.13)	10.59		10/31/16	‡	(0.68)[b]	(0.76)[b]	104		0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	4/30/19	#	11.21	0.09		0.26	0.35	(0.22)	(0.49)	(0.71)	10.85	Premier Class:	4/30/19	#	3.80 [b]	3.79 [b]	167,728		0.64	[c]	0.64	[c]	1.72	[c]	1.71	[c]	62	[b]
	10/31/18		13.21	0.23		(1.93)	(1.70)	(0.13)	(0.17)	(0.30)	11.21		10/31/18		(13.20)	(13.21)	164,943		0.63		0.63		1.75		1.74		73
	10/31/17		10.56	0.16		2.63	2.79	(0.14)	—	(0.14)	13.21		10/31/17		26.76	26.75	229,039		0.64		0.64		1.35		1.34		112
	10/31/16		10.94	0.14		(0.40)	(0.26)	(0.12)	—	(0.12)	10.56		10/31/16		(2.37)	(2.43)	203,311		0.64		0.63		1.34		1.28		95
	10/31/15		10.78	0.15		0.15	0.30	(0.14)	—	(0.14)	10.94		10/31/15		2.82	2.82	256,322		0.64		0.63		1.37		1.37		71
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—	(0.17)	10.78		10/31/14		(4.50)	(4.50)	282,958		0.66		0.66		1.37		1.37		85
Retirement Class:	4/30/19	#	11.63	0.08		0.27	0.35	(0.20)	(0.49)	(0.69)	11.29	Retirement Class:	4/30/19	#	3.70 [b]	3.69 [b]	491,508		0.74	[c]	0.74	[c]	1.57	[c]	1.56	[c]	62	[b]
	10/31/18		13.69	0.23		(2.01)	(1.78)	(0.11)	(0.17)	(0.28)	11.63		10/31/18		(13.25)	(13.26)	525,331		0.73		0.73		1.73		1.72		73
	10/31/17		10.94	0.15		2.73	2.88	(0.13)	—	(0.13)	13.69		10/31/17		26.60	26.59	676,858		0.74		0.74		1.21		1.21		112
	10/31/16		11.33	0.14		(0.43)	(0.29)	(0.10)	—	(0.10)	10.94		10/31/16		(2.51)	(2.58)	543,161		0.74		0.73		1.29		1.22		95
	10/31/15		11.15	0.16		0.14	0.30	(0.12)	—	(0.12)	11.33		10/31/15		2.75	2.75	661,567		0.74		0.73		1.36		1.36		71
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—	(0.16)	11.15		10/31/14		(4.62)	(4.62)	702,668		0.76		0.76		1.29		1.29		85
Retail Class:	4/30/19	#	7.42	0.05		0.14	0.19	(0.21)	(0.49)	(0.70)	6.91	Retail Class:	4/30/19	#	3.59 [b]	3.58 [b]	263,464		0.82	[c]	0.82	[c]	1.51	[c]	1.50	[c]	62	[b]
	10/31/18		8.84	0.14		(1.28)	(1.14)	(0.11)	(0.17)	(0.28)	7.42		10/31/18		(13.32)	(13.33)	274,948		0.80		0.80		1.65		1.65		73
	10/31/17		7.11	0.10		1.76	1.86	(0.13)	—	(0.13)	8.84		10/31/17		26.64	26.63	342,956		0.79		0.79		1.29		1.28		112
	10/31/16		7.43	0.10		(0.30)	(0.20)	(0.12)	—	(0.12)	7.11		10/31/16		(2.60)	(2.67)	524,715		0.78		0.78		1.42		1.35		95
	10/31/15		7.36	0.10		0.10	0.20	(0.13)	—	(0.13)	7.43		10/31/15		2.75	2.75	311,587		0.83		0.82		1.26		1.26		71
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—	(0.16)	7.36		10/31/14		(4.77)	(4.77)	309,488		0.85		0.85		1.18		1.18		85
Class W:	4/30/19	#	11.25	0.12		0.25	0.37	(0.25)	(0.49)	(0.74)	10.88	Class W:	4/30/19	#	4.06 [b]	4.05 [b]	1,476,208		0.49	[c]	0.00	[c]	2.37	[c]	2.36	[c]	62	[b]
	10/31/18	†	12.32	0.01		(1.08)	(1.07)	—	—	—	11.25		10/31/18	†	(8.69)[b]	(8.69)[b]	1,377,271		0.48	[c]	0.00	[c]	1.08	[c]	1.07	[c]	73

118	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	119

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations															Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the			Total return									Net investment income (loss)
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		period			excluding	Net assets at						Net		excluding		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of		or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

INTERNATIONAL OPPORTUNITIES FUND												INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/19	#	$11.99	$0.09		$ 1.20	$ 1.29	$(0.15)	$ —	$(0.15)	$13.13	Institutional Class:	4/30/19	#	10.98%[b]	10.97%[b]	$ 100,688		0.62%[c]		0.62%[c]		1.50%[c]		1.48%[c]		15%[b]
	10/31/18		13.06	0.20		(1.11)	(0.91)	(0.16)	—	(0.16)	11.99		10/31/18		(7.07)	(7.08)	87,135		0.62		0.62		1.43		1.43		21
	10/31/17		10.17	0.16		2.86	3.02	(0.13)	—	(0.13)	13.06		10/31/17		30.08	30.07	1,414,259		0.63		0.63		1.42		1.41		24
	10/31/16		10.49	0.14		(0.33)	(0.19)	(0.13)	—	(0.13)	10.17		10/31/16		(1.82)	(1.84)	1,298,796		0.63		0.63		1.37		1.35		31
	10/31/15		10.45	0.14		0.00 [d]	0.14	(0.10)	—	(0.10)	10.49		10/31/15		1.43	1.43	1,166,448		0.63		0.63		1.28		1.28		41
	10/31/14		10.89	0.13		(0.53)	(0.40)	(0.04)	—	(0.04)	10.45		10/31/14		(3.59)	(3.59)	1,041,194		0.64		0.64		1.23		1.23		46
Advisor Class:	4/30/19	#	11.97	0.09		1.20	1.29	(0.14)	—	(0.14)	13.12	Advisor Class:	4/30/19	#	10.99 [b]	10.98 [b]	219		0.67	[c]	0.67	[c]	1.46	[c]	1.44	[c]	15	[b]
	10/31/18		13.05	0.18		(1.10)	(0.92)	(0.16)	—	(0.16)	11.97		10/31/18		(7.17)	(7.17)	178		0.69		0.69		1.35		1.35		21
	10/31/17		10.17	0.16		2.85	3.01	(0.13)	—	(0.13)	13.05		10/31/17		29.96	29.95	150		0.64		0.64		1.41		1.40		24
	10/31/16	‡	10.58	0.13		(0.41)	(0.28)	(0.13)	—	(0.13)	10.17		10/31/16	‡	(2.67)[b]	(2.69)[b]	101		0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	4/30/19	#	12.00	0.08		1.20	1.28	(0.13)	—	(0.13)	13.15	Premier Class:	4/30/19	#	10.88 [b]	10.87 [b]	1,467		0.77	[c]	0.77	[c]	1.31	[c]	1.29	[c]	15	[b]
	10/31/18		13.07	0.18		(1.11)	(0.93)	(0.14)	—	(0.14)	12.00		10/31/18		(7.17)	(7.17)	1,562		0.78		0.78		1.34		1.34		21
	10/31/17		10.16	0.14		2.86	3.00	(0.09)	—	(0.09)	13.07		10/31/17		29.78	29.77	506		0.80		0.80		1.22		1.21		24
	10/31/16		10.47	0.13		(0.33)	(0.20)	(0.11)	—	(0.11)	10.16		10/31/16		(1.90)	(1.92)	325		0.79		0.79		1.27		1.25		31
	10/31/15		10.43	0.12		0.01	0.13	(0.09)	—	(0.09)	10.47		10/31/15		1.25	1.25	1,059		0.80		0.80		1.13		1.13		41
	10/31/14		10.87	0.11		(0.52)	(0.41)	(0.03)	—	(0.03)	10.43		10/31/14		(3.77)	(3.77)	1,046		0.81		0.81		1.05		1.05		46
Retirement Class:	4/30/19	#	11.93	0.08		1.20	1.28	(0.13)	—	(0.13)	13.08	Retirement Class:	4/30/19	#	10.90 [b]	10.89 [b]	179,629		0.87	[c]	0.87	[c]	1.29	[c]	1.27	[c]	15	[b]
	10/31/18		13.02	0.16		(1.11)	(0.95)	(0.14)	—	(0.14)	11.93		10/31/18		(7.34)	(7.34)	127,760		0.87		0.87		1.18		1.18		21
	10/31/17		10.14	0.12		2.87	2.99	(0.11)	—	(0.11)	13.02		10/31/17		29.74	29.73	30,390		0.88		0.88		1.03		1.02		24
	10/31/16		10.46	0.11		(0.33)	(0.22)	(0.10)	—	(0.10)	10.14		10/31/16		(1.98)	(2.00)	7,416		0.88		0.88		1.13		1.12		31
	10/31/15		10.42	0.12		0.00 [d]	0.12	(0.08)	—	(0.08)	10.46		10/31/15		1.06	1.06	8,806		0.89		0.89		1.08		1.08		41
	10/31/14		10.87	0.10		(0.52)	(0.42)	(0.03)	—	(0.03)	10.42		10/31/14		(3.88)	(3.88)	4,128		0.90		0.90		0.97		0.97		46
Retail Class:	4/30/19	#	11.94	0.06		1.22	1.28	(0.10)	—	(0.10)	13.12	Retail Class:	4/30/19	#	10.81 [b]	10.80 [b]	4,266		1.03	[c]	1.03	[c]	1.06	[c]	1.04	[c]	15	[b]
	10/31/18		13.01	0.14		(1.10)	(0.96)	(0.11)	—	(0.11)	11.94		10/31/18		(7.41)	(7.41)	4,341		1.02		1.02		1.04		1.04		21
	10/31/17		10.13	0.11		2.85	2.96	(0.08)	—	(0.08)	13.01		10/31/17		29.46	29.45	3,404		1.08		1.08		0.94		0.94		24
	10/31/16		10.44	0.09		(0.33)	(0.24)	(0.07)	—	(0.07)	10.13		10/31/16		(2.25)	(2.27)	1,619		1.10		1.09		0.88		0.87		31
	10/31/15		10.41	0.10		0.00 [d]	0.10	(0.07)	—	(0.07)	10.44		10/31/15		1.01	1.01	1,995		1.00		1.00		0.94		0.94		41
	10/31/14		10.86	0.10		(0.53)	(0.43)	(0.02)	—	(0.02)	10.41		10/31/14		(3.96)	(3.96)	2,517		0.97		0.97		0.95		0.95		46
Class W:	4/30/19	#	11.99	0.13		1.20	1.33	(0.17)	—	(0.17)	13.15	Class W:	4/30/19	#	11.33 [b]	11.32 [b]	1,475,288		0.62	[c]	0.00	[c]	2.11	[c]	2.09	[c]	15	[b]
	10/31/18	†	13.52	0.01		(1.54)	(1.53)	—	—	—	11.99		10/31/18	†	(11.32)[b]	(11.32)[b]	1,330,650		0.63	[c]	0.00	[c]	0.76	[c]	0.82	[c]	21

QUANT INTERNATIONAL EQUITY FUND												QUANT INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/19	#	7.37	0.11		0.33	0.44	(0.24)	(0.31)	(0.55)	7.26	Institutional Class:	4/30/19	#	6.80 [b]	6.80 [b]	118,147		0.41	[c]	0.41	[c]	3.14	[c]	3.14	[c]	57	[b]
	10/31/18		8.35	0.27		(0.99)	(0.72)	(0.26)	—	(0.26)	7.37		10/31/18		(8.96)	(8.96)	119,559		0.40		0.40		3.25		3.25		106
	10/31/17		6.87	0.21		1.46	1.67	(0.19)	—	(0.19)	8.35		10/31/17		24.93	24.93	1,888,139		0.41		0.41		2.79		2.79		106
	10/31/16		7.30	0.22		(0.44)	(0.22)	(0.21)	—	(0.21)	6.87		10/31/16		(2.99)	(2.99)	1,521,511		0.41		0.41		3.20		3.20		100
	10/31/15		7.97	0.23		(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30		10/31/15		(1.01)	(1.01)	1,292,616		0.42		0.42		3.08		3.08		84
	10/31/14		8.44	0.30		(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97		10/31/14		1.28	1.28	1,030,084		0.46		0.43		3.70		3.70		71
Advisor Class:	4/30/19	#	7.37	0.11		0.32	0.43	(0.23)	(0.31)	(0.54)	7.26	Advisor Class:	4/30/19	#	6.74 [b]	6.74 [b]	228		0.49	[c]	0.49	[c]	3.07	[c]	3.07	[c]	57	[b]
	10/31/18		8.35	0.24		(0.97)	(0.73)	(0.25)	—	(0.25)	7.37		10/31/18		(9.04)	(9.04)	203		0.47		0.47		3.00		3.00		106
	10/31/17		6.87	0.20		1.47	1.67	(0.19)	—	(0.19)	8.35		10/31/17		24.89	24.89	170		0.52		0.52		2.69		2.69		106
	10/31/16	‡	7.25	0.21		(0.38)	(0.17)	(0.21)	—	(0.21)	6.87		10/31/16	‡	(2.34)[b]	(2.34)[b]	102		0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100
Class W:	4/30/19	#	7.37	0.12		0.34	0.46	(0.25)	(0.31)	(0.56)	7.27	Class W:	4/30/19	#	7.06 [b]	7.06 [b]	1,769,551		0.41	[c]	0.00	[c]	3.57	[c]	3.57	[c]	57	[b]
	10/31/18	†	8.04	0.01		(0.68)	(0.67)	—	—	—	7.37		10/31/18	†	(8.33)[b]	(8.33)[b]	1,679,324		0.41	[c]	0.00	[c]	1.14	[c]	1.14	[c]	106

120	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	121

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations														Ratios to average net assets
	For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		For the									Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period		period or year ended		Total return	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND												QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/19	#	$10.22	$0.10		$ 0.35	$ 0.45	$(0.29)	$(0.29)	$(0.58)	$10.09	Institutional Class:	4/30/19	#	4.86%[b]	$ 45,025		0.71%[c]		0.66%[c]		2.10%[c]		39%[b]
	10/31/18		12.90	0.33		(2.22)	(1.89)	(0.34)	(0.45)	(0.79)	10.22		10/31/18		(15.62)	43,174		0.71		0.66		2.71		89
	10/31/17	**	10.00	0.27		2.64	2.91	(0.01)	—	(0.01)	12.90		10/31/17	**	29.14 [b]	935,888		0.73	[c]	0.68	[c]	2.59	[c]	70	[b]
Advisor Class:	4/30/19	#	10.22	0.10		0.34	0.44	(0.29)	(0.29)	(0.58)	10.08	Advisor Class:	4/30/19	#	4.78 [b]	83		0.75	[c]	0.70	[c]	2.06	[c]	39	[b]
	10/31/18		12.88	0.31		(2.20)	(1.89)	(0.32)	(0.45)	(0.77)	10.22		10/31/18		(15.59)	83		0.73		0.68		2.44		89
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88		10/31/17	**	28.92 [b]	1,297		0.88	[c]	0.83	[c]	2.18	[c]	70	[b]
Premier Class:	4/30/19	#	10.23	0.09		0.36	0.45	(0.18)	(0.29)	(0.47)	10.21	Premier Class:	4/30/19	#	4.70 [b]	75		0.90	[c]	0.85	[c]	1.91	[c]	39	[b]
	10/31/18		12.88	0.29		(2.17)	(1.88)	(0.32)	(0.45)	(0.77)	10.23		10/31/18		(15.54)	75		0.87		0.82		2.29		89
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88		10/31/17	**	28.92 [b]	1,288		1.03	[c]	0.85	[c]	2.16	[c]	70	[b]
Retirement Class:	4/30/19	#	10.19	0.09		0.34	0.43	(0.25)	(0.29)	(0.54)	10.08	Retirement Class:	4/30/19	#	4.68 [b]	3,407		0.96	[c]	0.85	[c]	1.87	[c]	39	[b]
	10/31/18		12.87	0.27		(2.18)	(1.91)	(0.32)	(0.45)	(0.77)	10.19		10/31/18		(15.79)	3,620		0.97		0.89		2.21		89
	10/31/17	**	10.00	0.20		2.68	2.88	(0.01)	—	(0.01)	12.87		10/31/17	**	28.82 [b]	8,020		1.03	[c]	0.95	[c]	1.93	[c]	70	[b]
Retail Class:	4/30/19	#	10.18	0.08		0.35	0.43	(0.21)	(0.29)	(0.50)	10.11	Retail Class:	4/30/19	#	4.64 [b]	922		1.39	[c]	1.09	[c]	1.63	[c]	39	[b]
	10/31/18		12.86	0.26		(2.19)	(1.93)	(0.30)	(0.45)	(0.75)	10.18		10/31/18		(15.95)	971		1.17		1.08		2.15		89
	10/31/17	**	10.00	0.20		2.67	2.87	(0.01)	—	(0.01)	12.86		10/31/17	**	28.71 [b]	2,336		1.42	[c]	1.09	[c]	1.91	[c]	70	[b]
Class W:	4/30/19	#	10.22	0.14		0.35	0.49	(0.31)	(0.29)	(0.60)	10.11	Class W:	4/30/19	#	5.25 [b]	906,567		0.71	[c]	0.00	[c]	2.77	[c]	39	[b]
	10/31/18	†	11.37	0.01		(1.16)	(1.15)	—	—	—	10.22		10/31/18	†	(10.11)[b]	852,681		0.72	[c]	0.00	[c]	0.80	[c]	89

SOCIAL CHOICE INTERNATIONAL EQUITY FUND												SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/19	#	10.14	0.15		0.65	0.80	(0.24)	—	(0.24)	10.70	Institutional Class:	4/30/19	#	8.12 [b]	124,756		0.74	[c]	0.40	[c]	3.01	[c]	9	[b]
	10/31/18		11.21	0.29		(1.13)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14		10/31/18		(7.61)	46,432		0.98		0.40		2.62		16
	10/31/17		9.31	0.28		1.86	2.14	(0.24)	—	(0.24)	11.21		10/31/17		23.49	35,797		1.20		0.40		2.76		12
	10/31/16		9.53	0.26		(0.42)	(0.16)	(0.06)	—	(0.06)	9.31		10/31/16		(1.65)	18,833		1.35		0.40		2.87		13
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53		10/31/15	^	(4.70)[b]	16,238		4.87	[c]	0.40	[c]	1.80	[c]	4	[b]
Advisor Class:	4/30/19	#	10.14	0.14		0.65	0.79	(0.23)	—	(0.23)	10.70	Advisor Class:	4/30/19	#	8.06 [b]	943		0.80	[c]	0.46	[c]	2.73	[c]	9	[b]
	10/31/18		11.21	0.30		(1.14)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14		10/31/18		(7.58)	579		1.03		0.45		2.69		16
	10/31/17		9.32	0.31		1.81	2.12	(0.23)	—	(0.23)	11.21		10/31/17		23.22	541		1.26		0.46		2.98		12
	10/31/16	‡	9.51	0.26		(0.39)	(0.13)	(0.06)	—	(0.06)	9.32		10/31/16	‡	(1.35)[b]	102		1.36	[c]	0.42	[c]	3.12	[c]	13
Premier Class:	4/30/19	#	10.13	0.17		0.61	0.78	(0.20)	—	(0.20)	10.71	Premier Class:	4/30/19	#	7.91 [b]	1,141		0.89	[c]	0.55	[c]	3.36	[c]	9	[b]
	10/31/18		11.19	0.32		(1.16)	(0.84)	(0.22)	(0.00)[d]	(0.22)	10.13		10/31/18		(7.66)	278		1.13		0.55		2.84		16
	10/31/17		9.30	0.26		1.85	2.11	(0.22)	—	(0.22)	11.19		10/31/17		23.23	1,338		1.36		0.55		2.58		12
	10/31/16		9.53	0.25		(0.42)	(0.17)	(0.06)	—	(0.06)	9.30		10/31/16		(1.72)	938		1.52		0.55		2.75		13
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53		10/31/15	^	(4.80)[b]	953		5.61	[c]	0.55	[c]	1.65	[c]	4	[b]
Retirement Class:	4/30/19	#	10.11	0.14		0.63	0.77	(0.21)	—	(0.21)	10.67	Retirement Class:	4/30/19	#	7.85 [b]	17,333		0.99	[c]	0.65	[c]	2.90	[c]	9	[b]
	10/31/18		11.17	0.29		(1.14)	(0.85)	(0.21)	(0.00)[d]	(0.21)	10.11		10/31/18		(7.72)	9,304		1.23		0.65		2.61		16
	10/31/17		9.29	0.26		1.84	2.10	(0.22)	—	(0.22)	11.17		10/31/17		23.09	7,940		1.45		0.65		2.55		12
	10/31/16		9.52	0.24		(0.42)	(0.18)	(0.05)	—	(0.05)	9.29		10/31/16		(1.84)	3,001		1.61		0.65		2.67		13
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52		10/31/15	^	(4.80)[b]	1,606		5.61	[c]	0.65	[c]	1.59	[c]	4	[b]
Retail Class:	4/30/19	#	10.10	0.12		0.66	0.78	(0.20)	—	(0.20)	10.68	Retail Class:	4/30/19	#	7.92 [b]	5,273		1.10	[c]	0.76	[c]	2.38	[c]	9	[b]
	10/31/18		11.17	0.28		(1.15)	(0.87)	(0.20)	(0.00)[d]	(0.20)	10.10		10/31/18		(7.88)	4,525		1.32		0.74		2.53		16
	10/31/17		9.29	0.26		1.82	2.08	(0.20)	—	(0.20)	11.17		10/31/17		22.88	4,055		1.56		0.76		2.55		12
	10/31/16		9.52	0.26		(0.44)	(0.18)	(0.05)	—	(0.05)	9.29		10/31/16		(1.92)	1,382		1.66		0.72		2.80		13
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52		10/31/15	^	(4.80)[b]	997		5.99	[c]	0.79	[c]	1.41	[c]	4	[b]
#	Unaudited
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
†	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

122	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	123

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund, Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current

124	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. The Funds will implement the second portion of the rule before the required adoption date, however, this last part of the implementation will not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	125

Notes to financial statements (unaudited)

adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Funds’ investments as of April 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Communication services	$752,012,896	$16,290,495	$—	$768,303,391
Consumer discretionary	638,519,078	23,767,925	—	662,287,003
Consumer staples	511,551,164	37,030,411	—	548,581,575
Health care	901,009,344	119,209,925	—	1,020,219,269
Industrials	639,957,518	11,188,989	—	651,146,507
Information technology	1,604,180,553	22,105,728	—	1,626,286,281
Materials	239,286,020	13,657,821	—	252,943,841
All other equity investments*	1,293,110,531	—	—	1,293,110,531
Short-term investments	76,736,595	16,385,203	—	93,121,798
Purchased options**	678,720	—	—	678,720
Written options**	(9,940,383)	—	—	(9,940,383)
Total	$6,647,102,036	$259,636,497	$—	$6,906,738,533
Large-Cap Growth
Equity investments:
Communication services	$1,019,554,885	$122,661,220	$—	$1,142,216,105
Consumer discretionary	790,609,678	91,215,813	—	881,825,491
Health care	634,371,743	107,088,650	—	741,460,393
Industrials	339,413,098	64,324,484	—	403,737,582
Information technology	2,210,291,173	42,294,320	—	2,252,585,493
All other equity investments*	238,397,553	—	—	238,397,553
Short-term investments	49,818,286	80,559,325	—	130,377,611
Total	$5,282,456,416	$508,143,812	$—	$5,790,600,228
Large-Cap Value
Equity investments*	$6,157,353,275	$—	$—	$6,157,353,275
Short-term investments	—	57,438,367	—	57,438,367
Total	$6,157,353,275	$57,438,367	$—	$6,214,791,642
Mid-Cap Growth
Equity investments*	$1,539,208,866	$—	$—	$1,539,208,866
Short-term investments	21,153,871	19,950,000	—	41,103,871
Purchased options**	3,163,205	—	—	3,163,205
Written options**	(6,127,484)	—	—	(6,127,484)
Total	$1,557,398,458	$19,950,000	$—	$1,577,348,458
Mid-Cap Value
Equity investments:
Materials	$206,351,574	$9,014,396	$—	$215,365,970
Real estate	347,236,751	8,119,730	—	355,356,481
All other equity investments*	2,708,790,701	—	—	2,708,790,701
Short-term investments	8,809,357	21,200,000	—	30,009,357
Total	$3,271,188,383	$38,334,126	$—	$3,309,522,509
Quant Large-Cap Growth
Equity investments*	$2,809,711,849	$—	$—	$2,809,711,849
Short-term investments	12,625,493	7,450,000	—	20,075,493
Total	$2,822,337,342	$7,450,000	$—	$2,829,787,342
Quant Large-Cap Value
Equity investments*	$2,628,293,517	$—	$—	$2,628,293,517
Short-term investments	—	8,950,000	—	8,950,000
Total	$2,628,293,517	$8,950,000	$—	$2,637,243,517
Quant Small-Cap Equity
Equity investments*	$3,156,232,034	$—	$—	$3,156,232,034
Short-term investments	44,841,483	6,800,000	—	51,641,483
Total	$3,201,073,517	$6,800,000	$—	$3,207,873,517

126	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Quant Small/Mid-Cap Equity
Equity investments*	$700,138,049	$—	$—	$700,138,049
Short-term investments	4,037,755	490,000	—	4,527,755
Total	$704,175,804	$490,000	$—	$704,665,804
Social Choice Equity
Equity investments:
Financials	$676,680,637	$3,635	$—	$676,684,272
All other equity investments*	3,692,990,880			3,692,990,880
Short-term investments	22,402,287	32,320,000		54,722,287
Futures contracts**	280,855	—		280,855
Total	$4,392,354,659	$32,323,635	$—	$4,424,678,294
Social Choice Low Carbon Equity
Equity investments:
Financials	$27,738,030	$141	$—	$27,738,171
All other equity investments*	155,963,839			155,963,839
Short-term investments	—	4,600,000	—	4,600,000
Futures contracts**	2,503	—	—	2,503
Total	$183,704,372	$4,600,141	$—	$188,304,513
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$94,072,688	$—	$94,072,688
Asia	186,403,906	885,462,044	12,237	1,071,878,187
Europe	75,396,722	—	—	75,396,722
Latin America	66,050,253	134,456,860	—	200,507,113
All other equity investments*	12,169,690	152,461,325	3,304	164,634,319
Short-term investments	8,204,826	107,564,567	—	115,769,393
Purchased options**	736,525	—	—	736,525
Written options**	(7,000)	—	—	(7,000)
Total	$348,954,922	$1,374,017,484	$15,541	$1,722,987,947
International Equity
Equity investments:
Asia	$34,096,719	$961,613,479	$—	$995,710,198
Europe	—	3,366,592,475		3,366,592,475
All other equity investments*	—	264,931,778	—	264,931,778
Short-term investments	329,147,464	243,801,256	—	572,948,720
Total	$363,244,183	$4,836,938,988	$—	$5,200,183,171
International Opportunities
Equity investments:
Asia	$58,504,856	$350,953,576	$18,161	$409,476,593
Australasia	—	71,959,927	—	71,959,927
Europe	—	706,929,313	—	706,929,313
Latin America	16,599,099	67,827,894	—	84,426,993
North America	28,876,553	172,538,570	—	201,415,123
All other equity investments*	15,673,556	172,250,580	1,594	187,925,730
Short-term investments	110,748,905	102,600,732	—	213,349,637
Total	$230,402,969	$1,645,060,592	$19,755	$1,875,483,316
Quant International Equity
Equity investments:
Asia	$—	$515,782,240	$—	$515,782,240
Australasia	—	138,592,231	—	138,592,231
Europe	54,417,062	967,667,675	—	1,022,084,737
All other equity investments*	28,431,593	157,100,922	—	185,532,515
Short-term investments	59,941,275	10,550,000	—	70,491,275
Total	$142,789,930	$1,789,693,068	$—	$1,932,482,998
Quant International Small-Cap Equity
Equity investments:
Africa/Middle East	$16,245,180	$11,368,425	$—	$27,613,605
Asia	11,188,770	325,510,822	—	336,699,592
Australasia	—	38,766,448	—	38,766,448
Europe	—	290,541,983	—	290,541,983
North America	—	57,870,290	—	57,870,290
All other equity investments*	1,584,185	183,357,081	—	184,941,266
Short-term investments	42,527,170	10,500,000	—	53,027,170
Total	$71,545,305	$917,915,049	$—	$989,460,354

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	127

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice International Equity
Equity investments:
Asia	$—	$41,705,688	$—	$41,705,688
Australasia	—	11,481,619	—	11,481,619
Europe	2,904,407	73,596,623	—	76,501,030
All other equity investments*	—	17,858,860	—	17,858,860
Short-term investments	6,014,713	4,850,000	—	10,864,713
Futures contracts**	4,095	—	—	4,095
Total	$8,923,215	$149,492,790	$—	$158,416,005

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$ 678,720	Written options	$(9,940,383)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	3,163,205	Written options	(6,127,484)
Social Choice Equity Fund
Equity contracts	Futures contracts*	280,855
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts*	2,503
Emerging Markets Equity Fund
Equity contracts	Portfolio investments	736,525	Written options	(7,000)
Social Choice International Equity Fund
Equity contracts	Futures contracts*	4,095

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$(297,549)	$180,916
Equity contracts	Written options	(880,597)	7,835,417
Large-Cap Growth Fund
Equity contracts	Purchased options	(3,547,976)	—
Equity contracts	Written options	1,120,275	(20,689)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(3,851,391)	(235,847)
Equity contracts	Written options	5,872,446	(899,145)
Mid-Cap Value Fund
Equity contracts	Purchased options	(2,161,164)	—
Equity contracts	Written options	628,836	—
Social Choice Equity Fund
Equity contracts	Futures contracts	1,913,821	176,169
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	276,128	(9,774)
Emerging Markets Equity Fund
Equity contracts	Purchased options	(4,764,359)	(778,640)
Equity contracts	Written options	2,329,241	380,287
Quant International Equity Fund
Equity contracts	Futures contracts	(1,486,774)	1,160,481
Social Choice International Equity Fund
Equity contracts	Futures contracts	113,948	(6,953)

128	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2019, the Social Choice Equity Fund, Social Choice Low Carbon Fund, Quant International Equity Fund and Social Choice International Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets. The futures contracts outstanding as of April 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2019, the Growth & Income Fund, Large-Cap Growth Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 129% of net assets. The purchased and written options outstanding as of April 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2019, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	129

Notes to financial statements (unaudited)

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class		Institutional Class	Advisor Class	Premier Class	Retirement Class		Retail Class	Class W	§
Growth & Income*	0.30%–0.45%		0.39%	0.25%	0.15%	0.25%		0.52%	0.67%	0.67%	0.77%		0.91%	0.52%
Large-Cap Growth*	0.30–0.45		0.40	0.25	0.15	0.25		0.52	0.67	0.67	0.77		0.91	0.52
Large-Cap Value*	0.30–0.45	[a]	0.39	0.25	0.15	0.25		0.50	0.65	0.65	0.75		0.89	0.50
Mid-Cap Growth*	0.29–0.48		0.45	0.25	0.15	0.25		0.55	0.70	0.70	0.80		0.94	—
Mid-Cap Value*	0.29–0.48	[b]	0.41	0.25	0.15	0.25		0.51	0.66	0.66	0.76		0.90	—
Quant Large-Cap Growth*	0.15–0.35		0.31	—	—	—		0.40	0.55	—	—		—	0.40
Quant Large-Cap Value*	0.15–0.35		0.31	—	—	—		0.40	0.55	—	—		—	0.40
Quant Small-Cap Equity*	0.27–0.46	[c]	0.40	0.25	0.15	0.25	[d]	0.51	0.66	0.66	0.76		0.87	0.51
Quant Small/Mid Cap Equity*	0.27–0.46		0.46	0.25	0.15	0.25		0.53	0.68	0.68	0.78		0.92	0.53
Social Choice Equity	0.15		0.15	0.25	0.15	0.25		0.22	0.37	0.37	0.47		0.61	—
Social Choice Low Carbon Equity*	0.20–0.25	[e]	0.25	0.25	0.15	0.25		0.32	0.47	0.47	0.57		0.71	—
Emerging Markets Equity*	0.70–0.85		0.84	0.25	0.15	0.25		0.95	1.10	1.10	1.10	[f]	1.34	0.95
International Equity*	0.35–0.50		0.46	0.25	0.15	0.25		0.60	0.75	0.75	0.85		0.99	0.60
International Opportunities*	0.45–0.60		0.59	0.25	0.15	0.25		0.70	0.85	0.85	0.95		1.09	0.70
Quant International Equity*	0.20–0.40		0.38	—	—	—		0.50	0.65	—	—		—	0.50
Quant International Small-Cap Equity*	0.50–0.65	[g]	0.65	0.25	0.15	0.25		0.70	0.85	0.85	0.85	[h]	1.09	0.70
Social Choice International Equity*	0.25–0.30	[i]	0.30	0.25	0.15	0.25		0.40	0.55	0.55	0.65		0.79	—
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective May 1, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.28%–0.43% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.25%–0.44% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Small-Cap Equity Fund. The investment management fee range after the waiver is 0.25%–0.44% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective October 2, 2017, TPIS agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee for the Quant Small-Cap Equity Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.22% of average daily net assets of the Retail Class.
[e]	Effective March 1, 2019, there is a new breakpoint schedule for the Social Choice Low Carbon Equity Fund. Prior to March 1, 2019, the investment management fee was 0.25%.
[f]	Effective May 1, 2018, Advisors agreed to voluntarily waive a portion of the expense cap in the Emerging Markets Equity Fund Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[g]	Effective April 1, 2018, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.45%–0.60% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[h]	Effective May 1, 2018, Advisors agreed to voluntarily waive a portion of the expense cap for the Quant International Small-Cap Equity Fund Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[i]	Effective March 1, 2019, there is a new breakpoint schedule for the Social Choice International Equity Fund. Prior to March 1, 2019, the investment management fee was 0.30%.

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2019, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Growth & Income	$45,955,781	$35,912,976	$(585,506)
Large-Cap Growth	14,456,678	29,827,727	74,500
Large-Cap Value	95,704,417	286,185,799	(733,887)
Mid-Cap Growth	17,788,272	8,459,800	4,032,979
Mid-Cap Value	195,332,847	37,550,304	11,311,274
Quant Large-Cap Growth	45,211,996	63,981,528	1,888,639
Quant Large-Cap Value	12,703,152	24,658,572	(921,291)
Quant Small-Cap Equity	9,291,735	27,290,940	3,206,641
Quant Small/Mid-Cap Equity	4,429,109	37,836,120	1,338,268
Social Choice Equity	45,350,573	15,880,596	1,433,352
Social Choice Low Carbon Equity	15,241,250	1,084,706	(167,187)
Emerging Markets Equity	21,126,575	14,966,241	(1,929,278)
International Equity	5,486,400	40,116,068	(10,462,440)
International Opportunities	3,272,466	2,273,390	1,289,859
Quant International Equity	33,503,521	10,647,334	(220,253)
Social Choice International Equity	2,791,461	40,867	(18,550)

130	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2019:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Growth & Income	51%	1%	1%	4%	57%
Large-Cap Growth	53	2	1	2	58
Large-Cap Value	47	2	1	7	57
Mid-Cap Growth	—	—	—	13	13
Mid-Cap Value	—	—	—	13	13
Quant Large-Cap Growth	93	2	2	—	97
Quant Large-Cap Value	96	1	2	—	99
Quant Small-Cap Equity	23	—	—	8	31
Quant Small/Mid-Cap Equity	92	3	2	—	97
Social Choice Equity	—	—	—	4	4
Emerging Markets Equity	73	2	2	2	79
International Equity	30	1	1	7	39
International Opportunities	84	2	2	—	88
Quant International Equity	94	2	2	—	98
Quant International Small-Cap Equity	95	2	2	—	99

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2019, one 529 Plan owned 5% of the Social Choice Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2018	Purchases cost	Sales proceeds	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)	Dividend income	Shares at April 30, 2019	Value at April 30, 2019
Emerging Markets Equity Fund
Common stock
Uruguay
Arcos Dorados Holdings, Inc	$57,527,119	$21,126,575	$11,620,716	$(2,071,506)		$1,088,781		$473,139	9,462,787	$66,050,253

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	131

Notes to financial statements (unaudited)

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation	)
Growth & Income	$4,675,252,072	$2,292,452,433	$ (60,965,971)	$2,231,486,462
Large-Cap Growth	3,553,615,541	2,268,677,582	(31,692,895)	2,236,984,687
Large-Cap Value	5,207,151,575	1,061,587,212	(53,947,145)	1,007,640,067
Mid-Cap Growth	1,183,277,677	416,331,980	(22,261,199)	394,070,781
Mid-Cap Value	2,736,176,170	682,715,437	(109,369,098)	573,346,339
Quant Large-Cap Growth	1,806,487,643	1,044,835,974	(21,536,275)	1,023,299,699
Quant Large-Cap Value	2,179,770,224	498,243,252	(40,769,959)	457,473,293
Quant Small-Cap Equity	2,896,913,069	497,047,883	(186,087,435)	310,960,448
Quant Small/Mid-Cap Equity	588,365,454	142,179,793	(25,879,443)	116,300,350
Social Choice Equity	3,332,181,593	1,220,704,095	(128,207,394)	1,092,496,701
Social Choice Low Carbon	165,988,679	26,686,465	(4,370,631)	22,315,834
Emerging Markets Equity	1,573,885,881	210,231,013	(61,128,947)	149,102,066
International Equity	5,077,213,073	206,662,689	(83,692,591)	122,970,098
International Opportunities	1,456,038,204	476,849,048	(57,403,936)	419,445,112
Quant International Equity	1,796,796,427	171,411,946	(35,725,375)	135,686,571
Quant International Small-Cap Equity	968,583,043	91,208,497	(70,331,186)	20,877,311
Social Choice International Equity	154,814,624	7,453,838	(3,852,457)	3,601,381

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2019 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Growth & Income	$2,361,892,333	$2,515,081,726
Large-Cap Growth	2,168,643,613	2,240,926,335
Large-Cap Value	4,152,924,508	4,445,579,954
Mid-Cap Growth	540,689,588	591,386,058
Mid-Cap Value	1,617,633,450	1,963,449,381
Quant Large-Cap Growth	1,302,240,559	1,286,582,411
Quant Large-Cap Value	1,565,223,592	1,604,619,410
Quant Small-Cap Equity	1,286,304,922	1,669,244,594
Quant Small/Mid Cap Equity	235,930,595	242,189,336
Social Choice Equity	762,930,975	355,347,763
Social Choice Low Carbon	73,610,187	13,911,368
Emerging Markets Equity	984,133,290	1,034,071,599
International Equity	2,709,348,991	2,579,361,049
International Opportunities	318,968,194	223,251,900
Quant International Equity	991,996,838	984,896,311
Quant International Small-Cap Equity	375,611,726	351,927,035
Social Choice International Equity	89,915,828	7,075,422

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2018 was as follows:

	10/31/2018
Fund	Ordinary income	Long-term capital gains	Total
Growth & Income	$129,654,461	$168,838,694	$298,493,155
Large-Cap Growth	65,745,643	134,710,578	200,456,221
Large-Cap Value	194,702,897	254,369,511	449,072,408
Mid-Cap Growth	90,483,396	52,698,566	143,181,962
Mid-Cap Value	63,951,788	293,428,515	357,380,303
Quant Large-Cap Growth	80,349,026	83,629,217	163,978,243
Quant Large-Cap Value	92,381,556	65,815,477	158,197,033
Quant Small-Cap Equity	144,925,595	236,042,033	380,967,628
Quant Small/Mid Cap Equity	35,024,075	1,171,488	36,195,563
Social Choice Equity	53,632,226	61,988,984	115,621,210
Social Choice Low Carbon	1,381,149	745,230	2,126,379
Emerging Markets Equity	10,909,222	48,051,055	58,960,277
International Equity	53,463,627	66,676,798	120,140,425
International Opportunities	17,838,381	—	17,838,381
Quant International Equity	58,367,522	—	58,367,522
Quant International Small-Cap Equity	58,798,457	—	58,798,457
Social Choice International Equity	1,076,225	18,829	1,095,054

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2019, there were no inter-fund borrowing or lending transactions.

132	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

Note 9—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2019, there were no borrowings under this credit facility by the Funds.

Note 10—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 11—subsequent events

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2019. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors for each Fund is as follows:

Fund	Waiver	Investment management fee range
Growth & Income	0.005%	0.295–0.445%
Large-Cap Growth	0.005	0.295–0.445
Large-Cap Value	0.015	0.285–0.435
Mid-Cap Value	0.040	0.250–0.440
Quant Small-Cap Equity	0.040	0.230–0.420
Social Choice Equity	0.005	0.145
Quant International Small-Cap Equity	0.050	0.450–0.600

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2019. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Emerging Markets Equity – Premier Class	0.11%	0.99%
Emerging Markets Equity – Retirement Class	0.21	0.99
International Equity – Retirement Class	0.17	0.68
International Opportunities – Premier Class	0.17	0.68
International Opportunities – Retirement Class	0.27	0.68
Quant International Small-Cap Equity – Retirement Class	0.12	0.83

In addition, effective May 1, 2019 TPIS has agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee by 0.04% for the Retail Class of the Quant Small-Cap Equity Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.21%.

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	133

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, following which counsel to the Trustees, on the Trustees’ behalf, requested certain additional information from Advisors. Subsequently, at the March 28, 2019 meeting, the Trustees reviewed responses from Advisors to the Board’s follow-up questions and were given the opportunity to, and did, ask additional questions, to which management provided responses.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates, if any; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by

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Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services, if any; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance and risk monitoring and management; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

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Approval of investment management agreement (unaudited)

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to most of the Funds under the Agreement for the one-year period ended December 31, 2018. However, with respect to the more recently-launched Social Choice Low Carbon Equity Fund and Social Choice International Equity Fund, Advisors had calculated that it had incurred losses.

The Board recognized the effect on Advisors’ profitability of the breakpoints that are included in most of the Funds’ management fee rates, including whether and to what extent each such Fund had reached one or more breakpoints. (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate above the designated asset breakpoint levels.) The Board also noted Advisors’ addition of contractual breakpoint schedules to the management fee rates of the Social Choice International Equity and Social Choice Low Carbon Equity Funds under the Agreement as of March 1, 2019. The Board also considered Advisors’ voluntary reductions of certain Funds’ management fee rates for the one-year ended April 30, 2019: 0.020% for the Large-Cap Value and Quant Small-Cap Equity Funds; 0.045% for the Mid-Cap Value Fund; and 0.050% for the Quant International Small-Cap Equity Fund. Additionally, the Board considered that, for the one-year period ending April 30, 2020, Advisors had agreed to: (1) continue the 0.050% voluntary management fee rate waiver for the Quant International Small-Cap Equity Fund; (2) decrease the voluntary management fee rate waiver for the Mid-Cap Value and Large-Cap Value Funds to 0.040% and 0.015%, respectively; (3) increase the voluntary management fee rate waiver for the Quant Small-Cap Equity Fund to 0.040%; and (4) add a voluntary management fee rate waiver of 0.005% for the Growth & Income, Large-Cap Growth and Social Choice Equity Funds. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which Advisors’ services under the terms of the Agreement were calculated by Advisors to have been profitable in 2018, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many Funds affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the one-year voluntary advisory fee waivers agreed to by Advisors noted above, the new contractual management fee breakpoint schedules for the Social Choice International Equity and Social Choice Low Carbon Equity Funds and Advisor’ agreement to pay for a portion of the Funds’ soft dollar costs. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to a separately managed account that has a

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continued

similar mandate to the Mid-Cap Value Fund and the performance of such account. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may involve less entrepreneurial and other risks on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to the commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.

Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Quant Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.285% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 3rd, 2nd, 2nd and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 1st, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Quant Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.287% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	The Fund was in the 1st, 4th, 2nd and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.389% of average daily net assets. Effective May 1, 2019, Advisors has voluntarily agreed to reduce its management fee rate by 0.005% through April 30, 2020.

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Approval of investment management agreement (unaudited)

•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.399% of average daily net assets. Effective May 1, 2019, Advisors has voluntarily agreed to reduce its management fee rate by 0.005% through April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.379% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.02% for the year ended April 30, 2019. This voluntary management fee rate waiver has been decreased to 0.015% of average daily net assets for the year ending April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered that the Fund underwent a portfolio manager change in November 2018.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.440% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 5th, 5th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Board considered that a dedicated mid-cap growth analyst was added to support the Fund in 2017 to seek to strengthen the Fund’s investment process going forward.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.375% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.045% for the year ended April 30, 2019. This voluntary management fee rate waiver has been decreased to 0.040% of average daily net assets for the year ending April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.382% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.02% for the year ended April 30, 2019. This voluntary management fee rate waiver has been increased to 0.040% of average daily net assets for the year ending April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.

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continued

•	The Fund was in the 1st, 3rd, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small/Mid-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.451% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. Effective May 1, 2019, Advisors has voluntarily agreed to waive 0.005% of the Fund’s management fee rate through April 30, 2020.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Low Carbon Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes new breakpoints effective March 1, 2019 that reduce the rate paid on assets above certain thresholds. At its December 31, 2018 asset level, the Fund had not reached any of its management fee rate breakpoints.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for both the one- and three-year periods. The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.840% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th quintile of its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 4th, 2nd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Quant International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.374% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 3rd, 3rd, and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Board considered Advisors’ representation that it was researching options to strengthen stock selection for the Fund.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.450% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 5th, 5th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

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Approval of investment management agreement (unaudited)	concluded

•	The Board considered Advisors’ representation that Advisors had implemented tactical changes in its management of the Fund to seek to mitigate risk while maintaining the ability to take advantage of buying opportunities that could lead to positive relative returns.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.586% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 5th, 2nd and 3rd quintiles of its Performance Group for the one-, three-, and five-year periods, respectively. The Fund was in the 4th, 2nd, 3rd quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Quant International Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2018 asset level was 0.598% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.05% for the year ended April 30, 2019. This voluntary management fee rate waiver has been extended by Advisors through April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th and 4th quintiles of both its Performance Group and Performance Universe for the one-year and since-inception periods, respectively. The Board considered Advisors’ representation that the Fund’s portfolio management team has incorporated enhancements to its quantitative stock selection model for the Fund.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes new breakpoints effective March 1, 2019 that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate as of December 31, 2018 was 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 2nd and 3rd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

140	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Funds ■ 2019 Semiannual Report	141

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services,

Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2019

TIAA-CREF
Equity Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Equity Index Fund	TIEIX	TEIHX	TCEPX	TIQRX	TINRX	TEQWX
Large-Cap Growth Index Fund	TILIX	TRIHX	—	TRIRX	—	—
Large-Cap Value Index Fund	TILVX	THCVX	—	TRCVX	—	—
S&P 500 Index Fund	TISPX	TISAX	—	TRSPX	—	—
Small-Cap Blend Index Fund	TISBX	TRHBX	—	TRBIX	—	—
Emerging Markets Equity Index Fund	TEQLX	TEQHX	TEQPX	TEQSX	TEQKX	TENWX
International Equity Index Fund	TCIEX	TCIHX	TRIPX	TRIEX	—	TCIWX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	3

Brad Finkle	Letter to investors

Global equity markets recorded positive results during the six months ended April 30, 2019. Despite concerns about slower growth early in the period, the U.S. economic expansion continued and led domestic stocks higher. Overseas, similar concerns about slowing growth in certain foreign economies were even more pronounced at the end of 2018, but equities in both developed- and emerging-markets countries closed the reporting period with gains. For the six months:

	•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 9.7%. Please see page 8 for benchmark definitions.
	•	The MSCI EAFE Index, which tracks stocks in 21 developed-markets nations outside North America, advanced 7.5%.
	•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, returned 13.8%.
	•	Institutional Class returns for all seven of the TIAA-CREF Equity Index Funds were positive. Two of the funds outperformed their respective benchmarks for the period.

Growing economy overcame early concerns, lifting U.S. stocks

Renewed confidence in U.S. economic growth in the first four months of 2019 helped domestic stocks to overcome steep declines in the final two months of 2018 and finish the six-month period with solid gains. Unemployment fell to its lowest level in nearly half a century, while inflation remained stable.

Worries about a global economic slowdown pulled stocks lower in the first two months of the reporting period. But equities staged a powerful recovery in the New Year, after the Federal Reserve took a more cautious approach toward future interest-rate increases. Accelerating economic growth and easing trade tensions in the first quarter of 2019 also bolstered investor confidence.

During the period, mid-cap stocks outperformed large- and small-cap equities, while growth-oriented shares outgained value stocks across all market capitalizations. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth led international stocks higher

An improving outlook for the global economy and strong labor markets supported solid returns in international-developed stock markets. Growth in the euro area economy accelerated year-on-year during the first quarter of 2019. The unemployment rate in the area fell to its lowest level in more than a decade. Unemployment in the United Kingdom declined to its lowest reading since 1974.

Reacting to concerns about the potential for slowing economic growth earlier in the period, the European Central Bank decided against any increases in benchmark interest rates in 2019 and planned a new round of low-cost bank financing. The Bank of England left its benchmark rate unchanged.

Emerging markets outperformed developed markets and U.S. stocks

Recovering from a challenging environment over the previous six months, emerging-markets stocks recorded broad-based gains and outperformed developed-markets equities during the period.

Many emerging markets benefited from improving confidence in global growth. In particular, easing global trade tensions during the period lifted stocks in China and several other emerging-markets nations. Economies of emerging-markets countries that rely on oil exports also improved with the more upbeat outlook. China’s economy, which benefited from government stimulus plans, expanded by 6.4% year-on-year in the first quarter of 2019.

4	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

All seven index funds posted gains

All seven TIAA-CREF Equity Index Funds advanced during the reporting period. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low-cost-per-invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ six-month returns ranged from 13.7% for the Emerging Markets Equity Index Fund to 6.1% for the Small-Cap Blend Index Fund. (All fund returns are for the Institutional Class.)

Growth-oriented equities generally had the biggest gains. Domestically, the Large-Cap Growth Index Fund was the best performer at 12.1% for the six months. Its value counterpart, the Large-Cap Value Index Fund, posted a lower 7.9% return as value-oriented stocks delivered more muted gains. The S&P 500 Index Fund and the Equity Index Fund advanced 9.8% and 9.7%, respectively, for the period.

In the small-cap equity space, the Small-Cap Blend Index Fund rose 6.1% and surpassed the Russell 2000® Index.

Among TIAA-CREF’s international equity index portfolios, the Emerging Markets Equity Index Fund posted a gain of 13.7% and was the best-performing index fund at period-end. The International Equity Index Fund returned 8.0% and outpaced the MSCI EAFE Index.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

A steady hand amid market fluctuations

The recent volatility in the world’s financial markets serves as a good reminder of an important lesson: markets can pivot at any time, such as during the first four months of 2019, when gloom about a stalling global economy evaporated and stock prices seemed to turn on a dime.

The lesson from this rally is that while market attitudes can change in a hurry, your investment goals should not. We believe a diversified portfolio of stocks in a professionally managed mutual fund or group of funds can be a prudent approach to weathering the inevitable ups and downs of financial markets, helping investors to stay focused on their long-term goals. Of course, diversification does not guarantee against market losses.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	5

Market monitor

Domestic and foreign equities advanced after early setback

For the six months ended April 30, 2019, U.S. and international stock markets recorded solid returns while the global economy continued to grow. The Russell 3000® Index, a broad-based measure of the U.S. stock market, returned 9.7% for the period. International developed- and emerging-markets equities also posted gains, with the latter performing best.

U.S. economy expanded while inflation remained moderate

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.2% over the final three months of 2018. However, in the first quarter of 2019, the economy reversed two consecutive quarters of decelerating growth, and GDP expanded at an annualized rate of 3.2%, according to the government’s “advance” estimate. Rising exports and falling imports helped the economy grow faster during this period. Consumer spending, which accounts for two-thirds of all economic activity, grew at an annualized rate of just 1.2% in the first quarter of 2019 after climbing 2.5% in the fourth quarter of 2018.

The U.S. unemployment rate fell to 3.6% in April 2019, its lowest level in nearly 50 years. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve-month period ended in April. The price of West Texas Intermediate crude oil (WTI) ended the six-month reporting period nearly unchanged at almost $64 per barrel. Oil prices fell sharply in late 2018 on prospects of a slower global economy before recovering later in the period.

Global equities posted strong gains

U.S. large- and mid-cap stocks outperformed; emerging markets soared

Source: U.S. large cap: Russell 1000® Index; U.S. mid cap: Russell Midcap® Index; U.S. small cap: Russell 2000® Index; Foreign developed markets: MSCI EAFE Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2019.

Mid-cap stocks, growth shares posted strongest gains

In the U.S. equity markets, mid-cap stocks outperformed large- and small-cap shares, while growth equities of all sizes outpaced value stocks during the period. Mid-cap stocks gained 11.7%, while large- and small-cap equities returned 10.0% and 6.1%, respectively. Among mid-cap stocks, growth shares advanced 16.6%, while value stocks gained 8.3%. In the large-cap category, growth equities returned 12.1%, while value shares gained 7.9%. Small-cap growth stocks advanced 8.3%, while small-cap value equities earned 3.8%. (Returns by investment style and capitalization size are based on the Russell indexes.)

Internationally, stocks in both developed and emerging markets posted gains, despite suffering losses at the end of 2018. The MSCI EAFE Index, which tracks stock performance in 21 developed-markets countries outside North America, gained 7.5% for the six-month period. The MSCI Emerging Markets Index returned 13.8%.

Stock markets fell before staging a strong recovery

At the end of 2018, equity markets lost ground amid concerns over slower economic growth and prospects of further U.S. interest-rate increases. The Federal Reserve raised the federal funds target rate in December 2018 to 2.25%–2.50% and had indicated that further increases were likely for the key short-term interest-rate measure. Slowing economies in Europe and China and a looming federal government shutdown also weighed on stocks.

But equities dramatically reversed course in January 2019, when Fed policymakers adopted a “patient” approach toward further interest-rate increases. A month-long government shutdown—the longest in U.S. history—also ended in late January, bolstering equities. Bond markets remained stable, with yields on most U.S. government securities declining during the six months. Only yields on short-term securities ended the period higher (bond prices move in the opposite direction of yields).

Despite concerns about the pace of global economic growth at the start of 2019, performance over the first three months of the year was encouraging. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period. The European Central Bank shelved plans to raise key interest rates in 2019 and said it would offer banks a new round of low-cost financing later in the year. The Bank of England left its benchmark rate unchanged at 0.75%.

6	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018–April 30, 2019).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	9

Equity Index Fund

Expense example

Six months ended April 30, 2019

Equity Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,097.04	$0.26
Advisor Class	1,000.00	1,095.97	0.94
Premier Class	1,000.00	1,096.64	1.04
Retirement Class	1,000.00	1,095.79	1.56
Retail Class	1,000.00	1,095.59	1.71
Class W	1,000.00	1,097.14	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.90	0.90
Premier Class	1,000.00	1,023.80	1.00
Retirement Class	1,000.00	1,023.31	1.51
Retail Class	1,000.00	1,023.16	1.66
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class, 0.33% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	21.5
Financials	13.7
Health care	13.4
Consumer discretionary	10.5
Industrials	10.2
Communication services	9.3
Consumer staples	6.4
Energy	4.9
Real estate	3.9
Utilities	3.1
Materials	2.9
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2019

The Equity Index Fund returned 9.70% for the Institutional Class, compared with the 9.71% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2019, the Fund returned 12.61% versus 12.68% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. The Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology, consumer discretionary drove the benchmark higher

Ten of the eleven industry sectors in the Russell 3000 Index generated positive returns for the six months. Information technology—the benchmark’s largest sector—performed best with a gain of 16.2% and was the top contributor to the index’s overall return. Consumer discretionary, which advanced 13.0%, was the benchmark’s second-largest contributor amid solid economic growth and steady consumer spending. Industrials and communication services, which gained 12.7% and 11.4%, respectively, also made significant performance contributions. Together, these four sectors made up almost one-half of the index’s total market capitalization on April 30, 2019. Energy was the only segment to lose ground, returning –2.0% for the period. Health care, consumer staples, financials and materials all recorded gains that lagged the benchmark’s return.

Four of the benchmark’s five largest stocks outperformed

For the six-month period, four of the five largest stocks in the Russell 3000 Index generated returns that surpassed the overall return of the benchmark. Facebook advanced the most, while Microsoft, Amazon.com and Alphabet (Google’s parent company) also outperformed with double-digit gains. Shares of Apple declined, in part due to slowing iPhone sales.

10	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

Equity Index Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	7/1/99	9.70%	12.61%		11.16%		15.25%		0.05%	0.05%
Advisor Class	12/4/15	9.60	12.50		11.11	†	15.22	†	0.19	0.19
Premier Class	9/30/09	9.66	12.53		11.01		15.09	†	0.20	0.20
Retirement Class	3/31/06	9.58	12.39		10.90		14.96		0.30	0.30
Retail Class	3/31/06	9.56	12.30		10.86		14.93		0.33	0.33
Class W	9/28/18	9.71	12.68	†	11.18	†	15.26	†	0.05	0.00
Russell 3000® Index	—	9.71	12.68		11.20		15.29		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	58.1
More than $15 billion–$50 billion	21.7
More than $2 billion–$15 billion	16.9
$2 billion or less	3.3
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$20.68 billion
Portfolio turnover rate*	2%
Number of holdings	2,803
Weighted median market capitalization	$76.45 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.3

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended April 30, 2019

Large-Cap Growth Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,120.64	$0.26
Advisor Class	1,000.00	1,120.27	0.95
Retirement Class	1,000.00	1,119.53	1.58
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.90	0.90
Retirement Class	1,000.00	1,023.31	1.51

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	33.4
Consumer discretionary	15.2
Communication services	12.3
Health care	12.1
Industrials	11.5
Consumer staples	5.6
Financials	5.1
Real estate	2.3
Materials	1.8
Energy	0.7
Total	100.0

Performance for the six months ended April 30, 2019

The Large-Cap Growth Index Fund returned 12.06% for the Institutional Class, compared with the 12.09% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2019, the Fund returned 17.37% versus 17.43% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. The Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Cyclical sectors helped drive the benchmark higher

Nine of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Cyclical sectors that are tied to the health of the U.S. economy performed especially well, including consumer discretionary, information technology and industrials, which rose 15.7%, 14.9% and 12.4%, respectively. Together, these three sectors accounted for nearly 60.0% of the index’s total market capitalization on April 30, 2019, and contributed more than two-thirds of its return for the period. Energy was the sole detractor, returning –1.6%. Health care was the second-worst performer, rising just 0.9% amid concerns about the potential for tighter government regulation.

Three of the benchmark’s five largest stocks outperformed

For the six-month period, three of the five largest stocks in the Russell 1000 Growth Index generated returns that surpassed the overall return of the index. They were Facebook, Microsoft and Amazon.com. Alphabet, the parent company of Google, posted a double-digit gain but underperformed the benchmark. Shares of Apple declined, in part due to slowing iPhone sales.

12	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

Large-Cap Growth Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	12.06%	17.37%	14.44%		16.88%		0.05%	0.05%
Advisor Class	12/4/15	12.03	17.22	14.36	†	16.84	†	0.19	0.19
Retirement Class	10/1/02	11.95	17.07	14.15		16.59		0.30	0.30
Russell 1000® Growth Index	—	12.09	17.43	14.50		16.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	67.6
More than $15 billion–$50 billion	22.0
More than $2 billion–$15 billion	10.4
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$7.09 billion
Portfolio turnover rate*	9%
Number of holdings	548
Weighted median market capitalization	$116.73 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.2

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended April 30, 2019

Large-Cap Value Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,078.81	$0.26
Advisor Class	1,000.00	1,078.02	0.98
Retirement Class	1,000.00	1,077.68	1.55
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.85	0.95
Retirement Class	1,000.00	1,023.31	1.51

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.19% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	23.2
Health care	14.4
Information technology	9.9
Energy	9.3
Industrials	7.9
Consumer staples	7.7
Communication services	6.9
Utilities	6.3
Consumer discretionary	5.3
Real estate	5.0
Materials	4.0
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2019

The Large-Cap Value Index Fund returned 7.88% for the Institutional Class, compared with the 7.90% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2019, the Fund returned 9.01% versus 9.06% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. The Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most sectors helped the benchmark climb higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced for the six months. They included information technology and industrials, which climbed 18.8% and 14.7%, respectively, and made sizeable contributions to the index’s return. Financials—the benchmark’s largest sector—was the top contributor but rose a more modest 7.3%, weighed down by concerns about banks’ profitability. Together, these three sectors represented almost 40.0% of the index’s total market capitalization on April 30, 2019. Energy, the only detractor for the period, returned –1.1%. Health care—the index’s second-largest component—rose just 2.9% amid the threat of tighter government regulation.

Only two of the benchmark’s largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 1000 Value Index posted gains; however, only two generated returns that exceeded the overall return of the benchmark. They were Bank of America and JPMorgan Chase, both of which benefited from strong earnings growth in their consumer banking businesses. The three underperformers were Berkshire Hathaway, Exxon Mobil and Johnson & Johnson.

14	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

Large-Cap Value Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	7.88%	9.01%	8.21%		13.68%		0.05%	0.05%
Advisor Class	12/4/15	7.80	8.82	8.12	†	13.63	†	0.19	0.19
Retirement Class	10/1/02	7.77	8.77	7.95		13.39		0.30	0.30
Russell 1000® Value Index	—	7.90	9.06	8.27		13.76		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	56.0
More than $15 billion–$50 billion	26.3
More than $2 billion–$15 billion	17.6
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$6.44 billion
Portfolio turnover rate*	11%
Number of holdings	720
Weighted median market capitalization	$66.68 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.6

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	15

S&P 500 Index Fund

Expense example

Six months ended April 30, 2019

S&P 500 Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,097.50	$0.26
Advisor Class	1,000.00	1,096.66	0.99
Retirement Class	1,000.00	1,096.34	1.56
5% annual hypothetical return
Institutional Class	1,000.00	1,024.55	0.25
Advisor Class	1,000.00	1,023.85	0.95
Retirement Class	1,000.00	1,023.31	1.51

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.19% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Information technology	21.6
Health care	13.6
Financials	13.2
Communication services	10.3
Consumer discretionary	10.3
Industrials	9.5
Consumer staples	7.2
Energy	5.2
Utilities	3.2
Real estate	3.0
Materials	2.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2019

The S&P 500 Index Fund returned 9.75% for the Institutional Class, compared with the 9.76% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2019, the Fund returned 13.43% versus 13.49% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. The Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018.

For the six months, the large-cap-oriented S&P 500 Index slightly outperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 9.71%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

Consumer discretionary, information technology led the benchmark higher

All eleven industry sectors in the S&P 500 Index posted positive results for the six-months. Consumer discretionary—the index’s fifth-largest sector—performed best with a gain of 15.2% amid solid economic growth and steady consumer spending. The benchmark’s largest sector, information technology, had the second-largest return at 14.6%. The relatively small real estate sector had the third-largest gain of 14.4%, followed by industrials and communication services at 13.1% and 11.8%, respectively. Together, these five sectors made up more than one-half of the index’s total market capitalization on April 30, 2019. Among other large sectors, health care rose 1.5% and financials added 7.9%.

Four of the benchmark’s five largest stocks outperformed

For the six-month period, four of the five largest stocks in the S&P 500 Index generated returns that surpassed the overall performance of the benchmark. Facebook advanced the most, while Microsoft, Amazon.com and Alphabet (Google’s parent company) also outperformed with double-digit gains. Shares of Apple declined, in part due to slowing iPhone sales.

16	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

S&P 500 Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	9.75%	13.43%	11.57%		15.24%		0.05%	0.05%
Advisor Class	12/4/15	9.67	13.28	11.49	†	15.20	†	0.20	0.20
Retirement Class	10/1/02	9.63	13.15	11.28		14.95		0.30	0.30
S&P 500® Index	—	9.76	13.49	11.63		15.32		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	69.2
More than $15 billion–$50 billion	24.3
More than $2 billion–$15 billion	6.5
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$5.19 billion
Portfolio turnover rate*	3%
Number of holdings	507
Weighted median market capitalization	$117.40 billion
Price/earnings ratio (weighted 12-month trailing average)†	21.3

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended April 30, 2019

Small-Cap Blend Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,061.07	$0.31
Advisor Class	1,000.00	1,060.13	1.07
Retirement Class	1,000.00	1,059.99	1.58
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	18.2
Information technology	15.5
Industrials	14.9
Health care	14.9
Consumer discretionary	12.2
Real estate	7.4
Materials	3.8
Utilities	3.6
Energy	3.5
Communication services	3.3
Consumer staples	2.6
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2019

The Small-Cap Blend Index Fund returned 6.11% for the Institutional Class, compared with the 6.06% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2019, the Fund returned 4.72% versus 4.61% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the six months, the Fund participated in a securities lending program.

U.S. markets dipped in late 2018, only to surge in 2019 as growth continued

The U.S. economy continued to grow during the six-month period, while the labor market remained remarkably strong and inflation maintained a moderate pace. The unemployment rate fell to 3.6% in April 2019, its lowest level in nearly a half century. Inflation was just above the 2.0% level, while the price of crude oil ended the period nearly unchanged.

Concerns about the potential for slower growth in the global economy led equity markets lower early in the period. But the Federal Reserve’s shift to a more cautious approach toward future interest-rate increases at the end of 2018 propelled stocks higher in the first four months of 2019. The Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned 9.71%. Mid-cap equities outperformed both large- and small-cap stocks, and growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

Eight of the eleven industry sectors in the Russell 2000 Index posted positive results for the six months. Information technology—the index’s third-largest sector—performed best with a gain of 22.1%. The benchmark’s fourth-largest sector, industrials, delivered a solid gain of 7.1%, while the largest sector, financials, advanced 5.3%. The smaller utilities and real estate sectors generated the second- and third-largest returns at 12.1% and 9.3%, respectively. Together, these five sectors made up almost 60.0% of the index’s total market capitalization on April 30, 2019. Energy, health care—the second-largest index sector—and consumer staples all had negative returns.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 2000 Index generated sizable returns that exceeded the overall performance of the benchmark. Online advertising firm The Trade Desk advanced the most, while lighting manufacturer Cree, e-commerce website Etsy, software developer Hubspot and discount store chain Five Below also outperformed with double-digit gains.

18	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

Small-Cap Blend Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	6.11%	4.72%	8.84%		14.23%		0.06%	0.06%
Advisor Class	12/4/15	6.01	4.58	8.77	†	14.19	†	0.42	0.21
Retirement Class	10/1/02	6.00	4.47	8.58		13.95		0.31	0.31
Russell 2000® Index	—	6.06	4.61	8.63		14.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class. If these actual expenses had been reflected, the performance of Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $15 billion–$50 billion	0.6
More than $2 billion–$15 billion	54.4
$2 billion or less	45.0
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$2.99 billion
Portfolio turnover rate*	10%
Number of holdings	1,986
Weighted median market capitalization	$2.19 billion
Price/earnings ratio (weighted 12-month trailing average)†	66.8

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended April 30, 2019

Emerging Markets Equity Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,137.23	$1.06
Advisor Class	1,000.00	1,136.41	1.85
Premier Class	1,000.00	1,136.49	1.85
Retirement Class	1,000.00	1,136.60	2.38
Retail Class	1,000.00	1,134.88	3.02
Class W	1,000.00	1,138.86	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.80	1.00
Advisor Class	1,000.00	1,023.06	1.76
Premier Class	1,000.00	1,023.06	1.76
Retirement Class	1,000.00	1,022.56	2.26
Retail Class	1,000.00	1,021.97	2.86
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.20% for the Institutional Class, 0.35% for the Advisor Class, 0.35% for the Premier Class, 0.45% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	25.7
Information technology	14.5
Consumer discretionary	13.4
Communication services	12.3
Energy	7.8
Materials	6.6
Consumer staples	6.3
Industrials	5.3
Real estate	3.1
Health care	2.5
Utilities	2.5
Total	100.0

Performance for the six months ended April 30, 2019

The Emerging Markets Equity Index Fund returned 13.72% for the Institutional Class, compared with the 13.76% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2019, the Fund returned –4.62% versus –5.04% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the future pace of growth. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

The U.S. Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank delayed plans to raise its key interest rates in 2019, leaving them at record low levels. The Bank of England kept its benchmark rate unchanged at 0.75%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced 7.45%, but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most countries in the benchmark advanced

Of the 24 country components in the MSCI Emerging Markets Index, 22 posted gains in U.S.-dollar terms for the six months. China, the benchmark’s largest component, advanced 21.3%. South Korea, the second-largest index component, gained 6.8%, and Taiwan, the third-largest segment, rose 10.9%. Together, these three countries accounted for more than 57.0% of the index’s total market capitalization on April 30, 2019.

Three of the benchmark’s five largest stocks outperformed

Of the five largest stocks in the MSCI Emerging Markets Index, all posted gains; however, only three exceeded the benchmark’s overall return. Naspers, Tencent Holdings—the largest stock in the index—and Alibaba Group all outperformed the benchmark by wide margins. Samsung Electronics trailed the most after the company posted its weakest profit in more than two years. Taiwan Semiconductor Manufacturing also underperformed the index.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

20	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

Emerging Markets Equity Index Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		since inception		gross	net
Institutional Class	8/31/10	13.72%	–4.62%		3.97%		3.33%		0.20%	0.20%
Advisor Class	12/4/15	13.64	–4.78		3.90	†	3.29	†	0.34	0.34
Premier Class	8/31/10	13.65	–4.82		3.80		3.17		0.35	0.35
Retirement Class	8/31/10	13.66	–4.84		3.71		3.07		0.45	0.45
Retail Class	8/31/10	13.49	–4.97		3.57		2.93		0.57	0.57
Class W	9/28/18	13.89	–4.48	†	4.00	†	3.34	†	0.20	0.00
MSCI Emerging Markets Index	—	13.76	–5.04		4.04		3.65	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2019
China	31.4
Korea, Republic of	12.3
Taiwan	11.2
India	8.8
Brazil	6.8
South Africa	5.8
Russia	3.7
Mexico	2.7
Thailand	2.2
Indonesia	2.1
21 other nations	11.6
Short-term investments	1.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	37.0
More than $15 billion–$50 billion	25.6
More than $2 billion–$15 billion	36.3
$2 billion or less	1.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$2.39 billion
Portfolio turnover rate*	19%
Number of holdings	1,057
Weighted median market capitalization	$25.05 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.5

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	21

International Equity Index Fund

Expense example

Six months ended April 30, 2019

International Equity Index Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period* (11/1/18– 4/30/19)
Actual return
Institutional Class	$1,000.00	$1,079.67	$0.31
Advisor Class	1,000.00	1,078.86	1.03
Premier Class	1,000.00	1,079.00	1.08
Retirement Class	1,000.00	1,078.22	1.60
Class W	1,000.00	1,079.82	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.50	0.30
Advisor Class	1,000.00	1,023.80	1.00
Premier Class	1,000.00	1,023.75	1.05
Retirement Class	1,000.00	1,023.26	1.56
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.06% for the Institutional Class, 0.20% for the Advisor Class, 0.21% for the Premier Class, 0.31% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2019
Financials	18.9
Industrials	14.3
Consumer staples	11.3
Consumer discretionary	11.0
Health care	10.4
Materials	7.2
Information technology	6.4
Energy	5.6
Communication services	5.3
Real estate	3.6
Utilities	3.5
Short-term investments, other assets & liabilities, net	2.5
Total	100.0

Performance for the six months ended April 30, 2019

The International Equity Index Fund returned 7.97% for the Institutional Class, compared with the 7.45% return of its benchmark, the MSCI EAFE Index. For the one-year period ended April 30, 2019, the Fund returned –2.44% versus –3.22% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

International equities rose as growth continued, but caution persisted

International developed-markets equities advanced for the period but trailed the performance of U.S. stocks. Most economies around the world continued to expand despite concerns about the future pace of growth. The 19-nation euro area grew by 1.2% year-on-year during the first quarter of 2019, according to a preliminary estimate. China’s economy grew by 6.4% for the same period.

The U.S. Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018, but soon thereafter the Fed adopted a more “patient” view concerning further increases. The European Central Bank delayed plans to raise its key interest rates in 2019, leaving them at record low levels. The Bank of England kept its benchmark rate unchanged at 0.75%

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, advanced for the period but trailed the 9.71% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index surpassed both for the period.

Most country components in the benchmark gained ground

Of the 21 country components in the MSCI EAFE Index, 19 ended the six-month period higher. The largest index components were Japan (23.7%), the United Kingdom (17.0%), and France (11.5%), and they gained 1.4%, 8.1% and 8.6%, respectively, in U.S.-dollar terms. Together, these three countries represented over one-half of the benchmark’s total market capitalization on April 30, 2019.

Four of the benchmark’s five largest stocks outperformed

Of the five largest stocks in the MSCI EAFE Index, four gained more than the benchmark’s overall return. Nestlé—the benchmark’s largest holding—advanced the most, benefiting from increased sales. Roche Holding, HSBC and Novartis also outperformed with solid gains. BP rose but trailed the benchmark’s return.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

22	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2019

International Equity Index Fund		Total return			Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	7.97%	–2.44%		2.77%		8.17%		0.06%	0.06%
Advisor Class	12/4/15	7.89	–2.58		2.69	†	8.13	†	0.20	0.20
Premier Class	9/30/09	7.90	–2.58		2.61		8.02	†	0.21	0.21
Retirement Class	10/1/02	7.82	–2.72		2.50		7.90		0.31	0.31
Class W	9/28/18	7.98	–2.43	†	2.78	†	8.17	†	0.06	0.00
MSCI EAFE® Index	—	7.45	–3.22		2.60		7.95		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor and Premier classes and Class W. If these actual expenses had been reflected, the performance of these three classes shown for these periods would have been different because the Advisor and Premier classes and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2019
Japan	22.3
United Kingdom	13.3
France	10.4
Switzerland	8.5
Germany	8.3
Australia	7.1
Netherlands	4.5
Hong Kong	3.5
Spain	2.8
Sweden	2.3
19 other nations	10.1
Short-term investments	6.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2019
More than $50 billion	40.1
More than $15 billion–$50 billion	36.6
More than $2 billion–$15 billion	23.2
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2019
Net assets	$11.74 billion
Portfolio turnover rate*	5%
Number of holdings	933
Weighted median market capitalization	$36.57 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.4

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$149,118,992	0.7%
BANKS
6,319,665		Bank of America Corp	193,255,356	0.9
1,658,750		Citigroup, Inc	117,273,625	0.6
2,321,252		JPMorgan Chase & Co	269,381,295	1.3
2,901,232		Wells Fargo & Co	140,448,641	0.7
		Other	522,928,043	2.5
			1,243,286,960	6.0
CAPITAL GOODS
375,245		Boeing Co	141,726,284	0.7
514,019		Honeywell International, Inc	89,249,119	0.4
566,727		United Technologies Corp	80,820,937	0.4
		Other	1,148,286,191	5.6
			1,460,082,531	7.1
COMMERCIAL & PROFESSIONAL SERVICES			222,257,665	1.1
CONSUMER DURABLES & APPAREL			275,767,436	1.3
CONSUMER SERVICES
548,831		McDonald’s Corp	108,432,540	0.5
		Other	369,586,140	1.8
			478,018,680	2.3
DIVERSIFIED FINANCIALS			758,239,904	3.7
ENERGY
1,334,003		Chevron Corp	160,160,400	0.8
2,977,949	d	Exxon Mobil Corp	239,069,746	1.2
		Other	605,151,437	2.9
			1,004,381,583	4.9
FOOD & STAPLES RETAILING
988,224		Walmart, Inc	101,628,956	0.5
		Other	160,354,331	0.8
			261,983,287	1.3
FOOD, BEVERAGE & TOBACCO
2,701,614		Coca-Cola Co	132,541,183	0.6
992,576		PepsiCo, Inc	127,099,357	0.6
1,090,538		Philip Morris International, Inc	94,396,969	0.5
		Other	375,691,328	1.8
			729,728,837	3.5
HEALTH CARE EQUIPMENT & SERVICES
1,197,964		Abbott Laboratories	95,310,016	0.5
950,235		Medtronic plc	84,390,370	0.4
672,124		UnitedHealth Group, Inc	156,651,941	0.7
		Other	851,324,582	4.1
			1,187,676,909	5.7
HOUSEHOLD & PERSONAL PRODUCTS
1,746,601		Procter & Gamble Co	185,978,075	0.9
		Other	148,046,480	0.7
			334,024,555	1.6
Shares		Company	Value	% of net assets
INSURANCE
1,361,729	*	Berkshire Hathaway, Inc (Class B)	$295,100,291	1.4%
		Other	544,297,586	2.7
			839,397,877	4.1
MATERIALS			609,510,510	2.9
MEDIA & ENTERTAINMENT
209,822	*	Alphabet, Inc (Class A)	251,568,185	1.2
213,881	*	Alphabet, Inc (Class C)	254,193,291	1.2
3,155,692		Comcast Corp (Class A)	137,367,273	0.7
1,666,476	*	Facebook, Inc	322,296,458	1.6
291,588	*	NetFlix, Inc	108,045,018	0.5
1,227,718		Walt Disney Co	168,160,534	0.8
		Other	307,000,823	1.5
			1,548,631,582	7.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,062,560		AbbVie, Inc	84,356,638	0.4
441,178		Amgen, Inc	79,112,039	0.3
1,888,275		Johnson & Johnson	266,624,430	1.3
1,821,035		Merck & Co, Inc	143,333,665	0.7
4,013,977		Pfizer, Inc	163,007,606	0.8
		Other	845,535,726	4.1
			1,581,970,104	7.6
REAL ESTATE			801,462,595	3.9
RETAILING
288,142	*	Amazon.com, Inc	555,111,326	2.7
792,994		Home Depot, Inc	161,532,878	0.8
		Other	553,378,515	2.6
			1,270,022,719	6.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
284,348		Broadcom, Inc	90,536,403	0.4
3,161,009		Intel Corp	161,337,899	0.8
679,709		Texas Instruments, Inc	80,090,112	0.4
		Other	471,384,137	2.3
			803,348,551	3.9
SOFTWARE & SERVICES
454,967		Accenture plc	83,108,822	0.4
345,355	*	Adobe, Inc	99,893,934	0.5
642,773		International Business Machines Corp	90,161,769	0.4
640,878		MasterCard, Inc (Class A)	162,936,823	0.8
5,318,479		Microsoft Corp	694,593,357	3.4
1,698,499		Oracle Corp	93,977,949	0.5
822,486	*	PayPal Holdings, Inc	92,751,746	0.4
507,540	*	salesforce.com, Inc	83,921,739	0.4
1,240,472		Visa, Inc (Class A)	203,970,811	1.0
		Other	887,420,306	4.3
			2,492,737,256	12.1
TECHNOLOGY HARDWARE & EQUIPMENT
3,329,165		Apple, Inc	668,063,541	3.2
3,189,709		Cisco Systems, Inc	178,464,219	0.9
		Other	307,933,096	1.5
			1,154,460,856	5.6

24	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
5,099,712	AT&T, Inc	$157,887,084	0.8%
2,900,300	Verizon Communications, Inc	165,868,157	0.8
	Other	44,227,452	0.2
		367,982,693	1.8
TRANSPORTATION
506,205	Union Pacific Corp	89,618,533	0.4
	Other	331,121,201	1.6
		420,739,734	2.0
UTILITIES		648,829,342	3.1
	TOTAL COMMON STOCKS (Cost $12,895,277,656)	20,643,661,158	99.8
RIGHTS / WARRANTS
MATERIALS		54,153	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,700	0.0
	TOTAL RIGHTS / WARRANTS (Cost $156,620)	56,853	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		37,050,000	0.2
TREASURY DEBT		40,271,651	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
152,699,052	c	State Street Navigator Securities Lending Government Money Market Portfolio	$152,699,052	0.7%
			152,699,052	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $230,020,748)		230,020,703	1.1
	TOTAL PORTFOLIO (Cost $13,125,455,024)		20,873,738,714	100.9
	OTHER ASSETS & LIABILITIES, NET		(194,150,914)	(0.9)
	NET ASSETS		$20,679,587,800	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $146,724,642.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	31		06/21/19	$2,470,936	$2,471,010	$74
S&P 500 E Mini Index	111		06/21/19	16,312,348	16,364,175	51,827
S&P Mid-Cap 400 E Mini Index	9		06/21/19	1,774,997	1,776,060	1,063
Total	151			$20,558,281	$20,611,245	$52,964

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	25

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$31,291,357	0.4%
BANKS			12,779,926	0.2
CAPITAL GOODS
236,291		3M Co	44,779,507	0.6
270,378		Boeing Co	102,119,067	1.4
265,479		Caterpillar, Inc	37,013,082	0.5
227,993		Honeywell International, Inc	39,586,425	0.6
113,091		Lockheed Martin Corp	37,696,623	0.5
		Other	302,725,052	4.3
			563,919,756	7.9
COMMERCIAL & PROFESSIONAL SERVICES			75,133,965	1.1
CONSUMER DURABLES & APPAREL
622,018		Nike, Inc (Class B)	54,631,841	0.8
		Other	58,764,559	0.8
			113,396,400	1.6
CONSUMER SERVICES
608,560		Starbucks Corp	47,272,941	0.6
		Other	118,794,788	1.7
			166,067,729	2.3
DIVERSIFIED FINANCIALS
350,401		iShares Russell 1000 Growth Index Fund	55,391,390	0.8
		Other	199,971,426	2.8
			255,362,816	3.6
ENERGY			52,174,152	0.7
FOOD & STAPLES RETAILING
220,852		Costco Wholesale Corp	54,225,791	0.8
		Other	18,251,467	0.2
			72,477,258	1.0
FOOD, BEVERAGE & TOBACCO
956,390		Altria Group, Inc	51,960,669	0.7
1,500,868		Coca-Cola Co	73,632,584	1.0
634,632		PepsiCo, Inc	81,264,628	1.2
		Other	57,881,057	0.8
			264,738,938	3.7
HEALTH CARE EQUIPMENT & SERVICES
57,299	*	Intuitive Surgical, Inc	29,258,588	0.4
172,421		Stryker Corp	32,572,051	0.4
482,981		UnitedHealth Group, Inc	112,568,382	1.6
		Other	197,922,972	2.8
			372,321,993	5.2
HOUSEHOLD & PERSONAL PRODUCTS			62,819,404	0.9
INSURANCE			96,507,165	1.4
MATERIALS
164,596		Linde plc	29,670,075	0.4
		Other	96,759,841	1.4
			126,429,916	1.8
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
150,991	*	Alphabet, Inc (Class A)	$181,032,169	2.6%
153,887	*	Alphabet, Inc (Class C)	182,891,622	2.6
1,200,276	*	Facebook, Inc	232,133,378	3.3
210,316	*	NetFlix, Inc	77,930,491	1.1
537,600		Walt Disney Co	73,635,072	1.0
		Other	116,022,139	1.6
			863,644,871	12.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
765,528		AbbVie, Inc	60,775,268	0.9
298,681		Amgen, Inc	53,559,477	0.8
354,021	*	Celgene Corp	33,511,628	0.5
272,401		Eli Lilly & Co	31,881,813	0.4
479,587		Gilead Sciences, Inc	31,192,338	0.4
244,145		Johnson & Johnson	34,473,274	0.5
		Other	237,747,822	3.3
			483,141,620	6.8
REAL ESTATE
221,046		American Tower Corp	43,170,284	0.6
		Other	116,724,447	1.7
			159,894,731	2.3
RETAILING
207,733	*	Amazon.com, Inc	400,201,779	5.6
23,303	*	Booking Holdings, Inc	43,226,832	0.6
569,967		Home Depot, Inc	116,102,278	1.6
404,542		Lowe’s Companies, Inc	45,769,882	0.7
624,254		TJX Companies, Inc	34,259,059	0.5
		Other	124,548,224	1.8
			764,108,054	10.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
122,534		Broadcom, Inc	39,014,826	0.5
294,060		NVIDIA Corp	53,224,860	0.8
484,728		Texas Instruments, Inc	57,115,500	0.8
		Other	146,129,737	2.1
			295,484,923	4.2
SOFTWARE & SERVICES
325,280		Accenture plc	59,418,898	0.8
248,458	*	Adobe, Inc	71,866,476	1.0
219,780		Automatic Data Processing, Inc	36,129,634	0.5
332,613		International Business Machines Corp	46,655,626	0.7
124,706		Intuit, Inc	31,308,688	0.4
460,021		MasterCard, Inc (Class A)	116,955,739	1.6
3,624,832		Microsoft Corp	473,403,059	6.7
593,338	*	PayPal Holdings, Inc	66,910,726	0.9
366,325	*	salesforce.com, Inc	60,571,839	0.9
891,358		Visa, Inc (Class A)	146,565,996	2.1
		Other	409,039,705	5.8
			1,518,826,386	21.4
TECHNOLOGY HARDWARE & EQUIPMENT
2,397,932		Apple, Inc	481,193,015	6.8
		Other	70,023,745	1.0
			551,216,760	7.8

26	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES		$10,793,856	0.2%
TRANSPORTATION
334,559	Union Pacific Corp	59,230,325	0.8
348,161	United Parcel Service, Inc (Class B)	36,981,662	0.5
	Other	81,387,345	1.2
		177,599,332	2.5
	TOTAL COMMON STOCKS (Cost $4,312,233,331)	7,090,131,308	100.0

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT		4,096,476	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
34,326,682	c	State Street Navigator Securities Lending Government Money Market Portfolio	$34,326,682	0.5%
			34,326,682	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,423,173)		38,423,158	0.5
	TOTAL PORTFOLIO (Cost $4,350,656,504)		7,128,554,466	100.5
	OTHER ASSETS & LIABILITIES, NET		(35,352,667)	(0.5)
	NET ASSETS		$7,093,201,799	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $34,032,985.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	27

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$60,668,995	0.9%
BANKS
4,281,597	Bank of America Corp	130,931,236	2.0
1,125,777	Citigroup, Inc	79,592,434	1.2
1,572,037	JPMorgan Chase & Co	182,434,894	2.8
216,908	PNC Financial Services Group, Inc	29,701,212	0.5
718,592	US Bancorp	38,315,325	0.6
1,961,654	Wells Fargo & Co	94,963,670	1.5
	Other	161,346,129	2.5
		717,284,900	11.1
CAPITAL GOODS
4,094,893	General Electric Co	41,645,062	0.6
384,940	United Technologies Corp	54,896,294	0.9
	Other	269,250,750	4.2
		365,792,106	5.7
COMMERCIAL & PROFESSIONAL SERVICES		38,896,445	0.6
CONSUMER DURABLES & APPAREL		52,407,521	0.8
CONSUMER SERVICES
297,365	McDonald’s Corp	58,750,403	0.9
	Other	72,637,349	1.1
		131,387,752	2.0
DIVERSIFIED FINANCIALS
57,602	BlackRock, Inc	27,950,794	0.5
148,327	CME Group, Inc	26,535,700	0.4
165,540	Goldman Sachs Group, Inc	34,087,997	0.5
337,606	iShares Russell 1000 Value Index Fund	43,129,167	0.7
575,892	Morgan Stanley	27,786,789	0.4
	Other	175,240,118	2.7
		334,730,565	5.2
ENERGY
904,908	Chevron Corp	108,643,254	1.7
541,149	ConocoPhillips	34,157,325	0.5
2,012,668	Exxon Mobil Corp	161,576,987	2.5
658,463	Schlumberger Ltd	28,103,201	0.5
	Other	264,268,027	4.1
		596,748,794	9.3
FOOD & STAPLES RETAILING
666,925	Walmart, Inc	68,586,567	1.1
	Other	36,096,261	0.5
		104,682,828	1.6
FOOD, BEVERAGE & TOBACCO
678,035	Mondelez International, Inc	34,478,080	0.5
737,927	Philip Morris International, Inc	63,874,961	1.0
	Other	131,327,817	2.1
		229,680,858	3.6
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
812,804		Abbott Laboratories	$64,666,686	1.0%
123,584		Anthem, Inc	32,506,300	0.5
114,375		Becton Dickinson & Co	27,534,637	0.4
563,655		CVS Health Corp	30,651,559	0.5
298,207		Danaher Corp	39,494,535	0.6
642,797		Medtronic plc	57,086,802	0.9
		Other	143,126,079	2.2
			395,066,598	6.1
HOUSEHOLD & PERSONAL PRODUCTS
1,183,336		Procter & Gamble Co	126,001,617	1.9
		Other	35,949,194	0.6
			161,950,811	2.5
INSURANCE
804,349	*	Berkshire Hathaway, Inc (Class B)	174,310,472	2.7
217,748		Chubb Ltd	31,617,009	0.5
		Other	244,945,661	3.8
			450,873,142	7.0
MATERIALS
1,078,369		DowDuPont, Inc	41,463,288	0.6
		Other	216,988,837	3.4
			258,452,125	4.0
MEDIA & ENTERTAINMENT
2,134,610		Comcast Corp (Class A)	92,919,573	1.4
322,614		Walt Disney Co	44,188,439	0.7
		Other	74,314,162	1.2
			211,422,174	3.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,045,871		Johnson & Johnson	147,676,985	2.3
1,153,606		Merck & Co, Inc	90,800,328	1.4
2,723,773		Pfizer, Inc	110,612,422	1.7
179,233		Thermo Fisher Scientific, Inc	49,728,196	0.8
		Other	132,583,535	2.1
			531,401,466	8.3
REAL ESTATE			320,035,108	5.0
RETAILING			97,132,480	1.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
77,276		Broadcom, Inc	24,604,678	0.4
2,138,767		Intel Corp	109,162,668	1.7
575,813		QUALCOMM, Inc	49,594,774	0.7
		Other	56,243,011	0.9
			239,605,131	3.7
SOFTWARE & SERVICES
190,868		Microsoft Corp	24,927,360	0.4
1,035,148		Oracle Corp	57,274,739	0.9
		Other	100,055,714	1.5
			182,257,813	2.8
TECHNOLOGY HARDWARE & EQUIPMENT
2,154,422		Cisco Systems, Inc	120,539,911	1.9
		Other	96,676,116	1.5
			217,216,027	3.4

28	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
3,453,133	AT&T, Inc	$106,908,998	1.7%
1,965,213	Verizon Communications, Inc	112,390,532	1.7
	Other	12,441,439	0.2
		231,740,969	3.6
TRANSPORTATION
126,940	Norfolk Southern Corp	25,898,299	0.4
	Other	78,619,063	1.2
		104,517,362	1.6
UTILITIES
360,425	Dominion Resources, Inc	28,066,295	0.4
338,736	Duke Energy Corp	30,865,624	0.5
226,810	NextEra Energy, Inc	44,100,936	0.7
489,134	Southern Co	26,031,712	0.4
	Other	274,644,686	4.3
		403,709,253	6.3
	TOTAL COMMON STOCKS (Cost $5,117,962,079)	6,437,661,223	99.9
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,202,631	c	State Street Navigator Securities Lending Government Money Market Portfolio	$10,202,631	0.2%
			10,202,631	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,202,631)		10,202,631	0.2
	TOTAL PORTFOLIO (Cost $5,128,164,710)		6,447,863,854	100.1
	OTHER ASSETS & LIABILITIES, NET		(6,931,114)	(0.1)
	NET ASSETS		$6,440,932,740	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $9,647,166.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	29

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$27,060,985	0.5%
BANKS
1,892,984		Bank of America Corp	57,887,451	1.1
495,283		Citigroup, Inc	35,016,508	0.7
690,147		JPMorgan Chase & Co	80,091,559	1.5
863,222		Wells Fargo & Co	41,788,577	0.8
		Other	80,225,837	1.6
			295,009,932	5.7
CAPITAL GOODS
110,770		Boeing Co	41,836,721	0.8
153,938		Honeywell International, Inc	26,728,255	0.5
170,822		United Technologies Corp	24,360,925	0.5
		Other	253,297,592	4.9
			346,223,493	6.7
COMMERCIAL & PROFESSIONAL SERVICES			36,254,841	0.7
CONSUMER DURABLES & APPAREL			59,176,675	1.1
CONSUMER SERVICES
161,382		McDonald’s Corp	31,884,242	0.6
		Other	65,645,608	1.3
			97,529,850	1.9
DIVERSIFIED FINANCIALS			179,269,244	3.5
ENERGY
400,532		Chevron Corp	48,087,872	0.9
893,431	d	Exxon Mobil Corp	71,724,641	1.4
		Other	150,312,830	2.9
			270,125,343	5.2
FOOD & STAPLES RETAILING
300,380		Walmart, Inc	30,891,079	0.6
		Other	43,136,357	0.8
			74,027,436	1.4
FOOD, BEVERAGE & TOBACCO
812,066		Coca-Cola Co	39,839,958	0.8
296,411		PepsiCo, Inc	37,955,429	0.7
327,799		Philip Morris International, Inc	28,374,281	0.5
		Other	97,370,871	1.9
			203,540,539	3.9
HEALTH CARE EQUIPMENT & SERVICES
370,312		Abbott Laboratories	29,462,023	0.5
282,781		Medtronic plc	25,113,781	0.5
202,535		UnitedHealth Group, Inc	47,204,832	0.9
		Other	206,043,485	4.0
			307,824,121	5.9
HOUSEHOLD & PERSONAL PRODUCTS
527,917		Procter & Gamble Co	56,212,602	1.1
		Other	39,572,060	0.7
			95,784,662	1.8
Shares		Company	Value	% of net assets
INSURANCE
410,158	*	Berkshire Hathaway, Inc (Class B)	$88,885,340	1.7%
		Other	123,938,721	2.4
			212,824,061	4.1
MATERIALS			138,064,311	2.7
MEDIA & ENTERTAINMENT
63,116	*	Alphabet, Inc (Class A)	75,673,559	1.5
64,810	*	Alphabet, Inc (Class C)	77,025,389	1.5
952,376		Comcast Corp (Class A)	41,456,927	0.8
502,980	*	Facebook, Inc	97,276,332	1.9
92,038	*	NetFlix, Inc	34,103,761	0.6
370,273		Walt Disney Co	50,716,293	1.0
		Other	58,856,305	1.1
			435,108,566	8.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
310,972		AbbVie, Inc	24,688,067	0.5
131,187		Amgen, Inc	23,524,453	0.5
561,678		Johnson & Johnson	79,308,933	1.5
544,280		Merck & Co, Inc	42,840,279	0.8
1,170,148		Pfizer, Inc	47,519,710	0.9
84,900		Thermo Fisher Scientific, Inc	23,555,505	0.5
		Other	156,685,498	3.0
			398,122,445	7.7
REAL ESTATE			153,096,374	3.0
RETAILING
86,983	*	Amazon.com, Inc	167,574,489	3.2
238,222		Home Depot, Inc	48,525,821	0.9
		Other	133,866,423	2.6
			349,966,733	6.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
83,507		Broadcom, Inc	26,588,629	0.5
948,373		Intel Corp	48,404,958	0.9
197,949		Texas Instruments, Inc	23,324,331	0.5
		Other	109,219,163	2.1
			207,537,081	4.0
SOFTWARE & SERVICES
134,396		Accenture plc	24,550,117	0.5
102,830	*	Adobe, Inc	29,743,577	0.6
187,503		International Business Machines Corp	26,301,046	0.5
190,353		MasterCard, Inc (Class A)	48,395,347	0.9
1,618,038		Microsoft Corp	211,315,763	4.1
537,376		Oracle Corp	29,733,014	0.6
247,284	*	PayPal Holdings, Inc	27,886,217	0.5
161,250	*	salesforce.com, Inc	26,662,687	0.5
368,982		Visa, Inc (Class A)	60,671,710	1.1
		Other	129,174,185	2.5
			614,433,663	11.8
TECHNOLOGY HARDWARE & EQUIPMENT
944,491		Apple, Inc	189,531,009	3.7
928,348		Cisco Systems, Inc	51,941,071	1.0
		Other	59,486,678	1.1
			300,958,758	5.8

30	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund  ■  April 30, 2019

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,536,383	AT&T, Inc	$47,566,418	0.9%
871,355	Verizon Communications, Inc	49,832,792	1.0
	Other	2,330,422	0.1
		99,729,632	2.0
TRANSPORTATION
152,416	Union Pacific Corp	26,983,729	0.5
	Other	81,377,691	1.6
		108,361,420	2.1
UTILITIES		167,418,183	3.2
	TOTAL COMMON STOCKS (Cost $2,934,264,438)	5,177,448,348	99.8

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		6,300,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

2,758,356	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,758,356	0.1%
			2,758,356	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,058,356)		9,058,356	0.2
	TOTAL PORTFOLIO (Cost $2,943,322,794)		5,186,506,704	100.0
	OTHER ASSETS & LIABILITIES, NET		2,910,915	0.0
	NET ASSETS		$5,189,417,619	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $2,651,422.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	49		06/21/19	$7,175,882	$7,223,825	$47,943

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	31

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$31,322,444	1.1%
BANKS
135,925	*	Essent Group Ltd	6,449,641	0.2
79,399		IBERIABANK Corp	6,312,221	0.2
505,883	*	MGIC Investment Corp	7,406,127	0.3
308,097		Radian Group, Inc	7,215,632	0.2
		Other	314,953,824	10.5
			342,337,445	11.4
CAPITAL GOODS
81,490		EMCOR Group, Inc	6,856,569	0.2
76,231		Woodward Governor Co	8,301,556	0.3
		Other	264,973,189	8.9
			280,131,314	9.4
COMMERCIAL & PROFESSIONAL SERVICES
54,391		Insperity, Inc	6,502,988	0.2
		Other	117,456,238	3.9
			123,959,226	4.1
CONSUMER DURABLES & APPAREL
41,487	*	Deckers Outdoor Corp	6,563,658	0.2
		Other	79,901,914	2.7
			86,465,572	2.9
CONSUMER SERVICES
124,624	*	Planet Fitness, Inc	9,434,037	0.3
		Other	101,856,886	3.4
			111,290,923	3.7
DIVERSIFIED FINANCIALS
61,223		FirstCash, Inc	5,980,263	0.2
121,174		iShares Russell 2000 Index Fund	19,180,632	0.6
		Other	95,488,355	3.2
			120,649,250	4.0
ENERGY			105,883,369	3.5
FOOD & STAPLES RETAILING
145,993	*	Performance Food Group Co	5,978,414	0.2
		Other	8,634,348	0.3
			14,612,762	0.5
FOOD, BEVERAGE & TOBACCO			47,362,329	1.6
HEALTH CARE EQUIPMENT & SERVICES
72,121	*	Haemonetics Corp	6,294,721	0.2
81,408	*	Medidata Solutions, Inc	7,354,399	0.2
		Other	169,819,136	5.7
			183,468,256	6.1
HOUSEHOLD & PERSONAL PRODUCTS			15,231,177	0.5
INSURANCE
75,382		Kemper Corp	6,775,334	0.2
61,051		Primerica, Inc	7,954,335	0.3
83,341		Selective Insurance Group, Inc	5,943,047	0.2
		Other	59,866,065	2.0
			80,538,781	2.7
Shares		Company	Value	% of net assets
MATERIALS
59,668	*	Ingevity Corp	$6,862,417	0.2%
		Other	106,307,125	3.6
			113,169,542	3.8
MEDIA & ENTERTAINMENT
185,401		New York Times Co (Class A)	6,146,043	0.2
63,024		Nexstar Broadcasting Group, Inc (Class A)	7,376,959	0.3
		Other	63,070,973	2.1
			76,593,975	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
300,230	*	Array Biopharma, Inc	6,788,200	0.3
254,052	*	Horizon Pharma plc	6,485,948	0.2
		Other	248,892,764	8.3
			262,166,912	8.8
REAL ESTATE
224,573		Americold Realty Trust	7,188,581	0.2
176,756		First Industrial Realty Trust, Inc	6,234,184	0.2
183,421		Pebblebrook Hotel Trust	5,972,188	0.2
		Other	202,417,065	6.8
			221,812,018	7.4
RETAILING
170,000	*	Etsy, Inc	11,481,800	0.4
77,693	*	Five Below, Inc	11,373,478	0.4
70,509	*	Ollie’s Bargain Outlet Holdings, Inc	6,743,481	0.2
		Other	105,477,758	3.5
			135,076,517	4.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
146,974	*	Cree, Inc	9,713,512	0.3
199,529		Entegris, Inc	8,152,755	0.3
60,052	*	Silicon Laboratories, Inc	6,465,198	0.2
		Other	58,451,703	2.0
			82,783,168	2.8
SOFTWARE & SERVICES
35,122	*	CACI International, Inc (Class A)	6,846,683	0.2
78,681	*	Coupa Software, Inc	8,130,108	0.3
52,114	*	HubSpot, Inc	9,614,512	0.3
90,894		MAXIMUS, Inc	6,694,343	0.2
63,986	*	New Relic, Inc	6,733,887	0.2
47,402	*	Trade Desk, Inc	10,498,595	0.4
86,088	*	Zscaler, Inc	5,880,671	0.2
		Other	187,612,209	6.3
			242,011,008	8.1
TECHNOLOGY HARDWARE & EQUIPMENT
201,805	*	Ciena Corp	7,741,240	0.3
108,176	*	Lumentum Holdings, Inc	6,703,667	0.2
58,921		SYNNEX Corp	6,356,397	0.2
78,307	*	Viasat, Inc	7,111,842	0.3
		Other	111,675,379	3.7
			139,588,525	4.7
TELECOMMUNICATION SERVICES			21,077,307	0.7
TRANSPORTATION			43,275,413	1.4

32	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Small-Cap Blend Index Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UTILITIES
73,826	Allete, Inc	$6,013,128	0.2%
71,650	Idacorp, Inc	7,094,783	0.2
124,546	New Jersey Resources Corp	6,237,263	0.2
74,544	ONE Gas, Inc	6,598,635	0.2
127,396	Portland General Electric Co	6,664,085	0.2
75,522	Southwest Gas Corp	6,282,675	0.2
69,780	Spire, Inc	5,874,778	0.2
	Other	64,394,362	2.2
		109,159,709	3.6
	TOTAL COMMON STOCKS (Cost $2,360,398,021)	2,989,966,942	99.9
RIGHTS / WARRANTS
MATERIALS		114,018	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		11,559	0.0
	TOTAL RIGHTS / WARRANTS (Cost $146,711)	125,577	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		3,300,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
161,247,304	c	State Street Navigator Securities Lending Government Money Market Portfolio	$161,247,304	5.4%
			161,247,304	5.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $164,547,304)		164,547,304	5.5
	TOTAL PORTFOLIO (Cost $2,525,092,036)		3,154,639,823	105.4
	OTHER ASSETS & LIABILITIES, NET		(160,451,850)	(5.4)
	NET ASSETS		$2,994,187,973	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $153,828,582.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	33

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA			$534,016	0.0%
BRAZIL
2,054,397		AMBEV S.A.	9,677,058	0.4
874,982		B3 S.A.-Brasil Bolsa Balcao	7,687,417	0.3
1,710,814	*	Banco Bradesco S.A. (Preference)	15,523,899	0.7
2,068,253	*	Banco Itau Holding Financeira S.A.	17,844,227	0.8
1,359,416		Petroleo Brasileiro S.A.	10,386,908	0.4
1,784,668		Petroleo Brasileiro S.A. (Preference)	12,338,974	0.5
1,370,959		Vale S.A.	17,516,780	0.7
		Other	74,636,177	3.1
			165,611,440	6.9
CHILE			23,148,640	1.0
CHINA
561,765	*	Alibaba Group Holding Ltd (ADR)	104,246,731	4.4
120,189	*	Baidu, Inc (ADR)	19,979,018	0.8
35,773,953		Bank of China Ltd (Hong Kong)	17,082,240	0.7
42,136,641		China Construction Bank	37,146,198	1.6
3,362,880		China Life Insurance Co Ltd	9,555,994	0.4
1,658,868		China Merchants Bank Co Ltd	8,209,741	0.3
2,688,165		China Mobile Hong Kong Ltd	25,648,862	1.1
8,034,674		CNOOC Ltd	14,593,648	0.6
178,696	*	Ctrip.com International Ltd (ADR)	7,871,559	0.3
30,661,777		Industrial & Commercial Bank of China	23,062,555	1.0
319,824	*	JD.com, Inc (ADR)	9,681,073	0.4
33,701		Netease.com (ADR)	9,588,946	0.4
2,278,026		Ping An Insurance Group Co of China Ltd	27,574,723	1.2
2,474,904		Tencent Holdings Ltd	121,982,184	5.1
157,543		Yum China Holdings, Inc	7,489,594	0.3
		Other	310,360,738	13.0
			754,073,804	31.6
COLOMBIA			10,486,683	0.4
CZECH REPUBLIC			3,599,678	0.2
EGYPT			3,248,767	0.1
GREECE			5,496,964	0.2
HONG KONG			15,064,354	0.6
HUNGARY			7,350,942	0.3
INDIA
824,378	*	Axis Bank Ltd	9,087,813	0.4
282,811		Hindustan Lever Ltd	7,143,165	0.3
710,026		Housing Development Finance Corp	20,369,850	0.9
1,507,880		Infosys Technologies Ltd	16,241,329	0.7
1,242,061		Reliance Industries Ltd	24,882,794	1.0
387,931		Tata Consultancy Services Ltd	12,609,485	0.5
		Other	122,990,601	5.1
			213,325,037	8.9
INDONESIA
23,685,882		Bank Rakyat Indonesia	7,282,345	0.3
4,154,875		PT Bank Central Asia Tbk	8,393,155	0.3
		Other	34,855,318	1.5
			50,530,818	2.1
Shares	Company	Value	% of net assets
KOREA, REPUBLIC OF
252,033	Hynix Semiconductor, Inc	$17,055,267	0.7%
34,412	POSCO	7,532,219	0.3
2,066,828	Samsung Electronics Co Ltd	81,261,919	3.4
357,192	Samsung Electronics Co Ltd (Preference)	11,394,857	0.5
	Other	181,268,956	7.6
		298,513,218	12.5
LUXEMBOURG		1,075,311	0.0
MALAYSIA		49,909,035	2.1
MEXICO
14,655,641	America Movil S.A. de C.V. (Series L)	10,915,728	0.5
851,611	Fomento Economico Mexicano S.A. de C.V.	8,307,337	0.3
	Other	45,179,499	1.9
		64,402,564	2.7
PAKISTAN		829,618	0.0
PERU		9,806,947	0.4
PHILIPPINES		25,527,855	1.1
POLAND		26,364,158	1.1
QATAR
196,317	Qatar National Bank	10,559,617	0.4
	Other	11,699,768	0.5
		22,259,385	0.9
ROMANIA		1,369,399	0.1
RUSSIA
2,448,964	Gazprom (ADR)	12,293,799	0.5
221,158	LUKOIL PJSC (ADR)	18,909,009	0.8
38,648	NovaTek OAO (GDR)	7,456,265	0.3
1,150,731	Sberbank of Russian Federation (ADR)	16,494,475	0.7
107,678	Tatneft PAO (ADR)	7,582,395	0.3
	Other	26,597,618	1.1
		89,333,561	3.7
SINGAPORE		795,942	0.0
SOUTH AFRICA
189,868	Naspers Ltd (N Shares)	48,843,601	2.1
247,298	Sasol Ltd	8,204,463	0.4
561,978	Standard Bank Group Ltd	7,848,500	0.3
	Other	74,936,283	3.1
		139,832,847	5.9
TAIWAN
5,696,002	Hon Hai Precision Industry Co, Ltd	16,036,116	0.7
10,661,848	Taiwan Semiconductor Manufacturing Co Ltd	89,517,201	3.8
	Other	165,851,904	6.9
		271,405,221	11.4
THAILAND
4,722,300	PTT PCL (Foreign)	7,209,804	0.3
	Other	47,227,565	2.0
		54,437,369	2.3
TURKEY		11,989,555	0.5
UNITED ARAB EMIRATES		18,178,274	0.8

34	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
Emerging Markets Equity Index Fund ■ April 30, 2019

Shares	Company	Value	% of net assets
UNITED KINGDOM		$3,485,697	0.2%
UNITED STATES
923,314	Vanguard Emerging Markets ETF	40,081,060	1.7
	Other	6,956,060	0.3
		47,037,120	2.0
	TOTAL COMMON STOCKS (Cost $1,928,244,024)	2,389,024,219	100.0
PREFERRED STOCKS
PHILIPPINES		590	0.0
	TOTAL PREFERRED STOCKS (Cost $725)	590	0.0
RIGHTS / WARRANTS
CHINA		14,203	0.0
INDIA		239,210	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	253,413	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		3,100,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
31,769,815	c	State Street Navigator Securities Lending Government Money Market Portfolio	$31,769,815	1.4%
			31,769,815	1.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,869,815)		34,869,815	1.5
	TOTAL PORTFOLIO (Cost $1,963,114,564)		2,424,148,037	101.5
	OTHER ASSETS & LIABILITIES, NET		(35,435,497)	(1.5)
	NET ASSETS		$2,388,712,540	100.0%

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities on loan is $29,735,998.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $31,028,197 or 1.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2019

Sector	Value	% of net assets
FINANCIALS	$613,710,550	25.7%
INFORMATION TECHNOLOGY	347,149,536	14.5
CONSUMER DISCRETIONARY	319,372,315	13.4
COMMUNICATION SERVICES	293,749,230	12.3
ENERGY	185,516,676	7.8
MATERIALS	158,670,620	6.6
CONSUMER STAPLES	151,367,203	6.3
INDUSTRIALS	127,122,145	5.3
REAL ESTATE	73,023,772	3.1
HEALTH CARE	60,805,922	2.5
UTILITIES	58,790,253	2.5
SHORT-TERM INVESTMENTS	34,869,815	1.5
OTHER ASSETS & LIABILITIES, NET	(35,435,497)	(1.5)
NET ASSETS	$2,388,712,540	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	35

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2019

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
2,338,935		Australia & New Zealand Banking Group Ltd	$44,871,477	0.4%
2,404,868		BHP Billiton Ltd	63,638,443	0.5
1,444,223		Commonwealth Bank of Australia	75,901,446	0.7
370,732		CSL Ltd	51,999,529	0.4
943,737		Rio Tinto plc	55,056,738	0.5
2,803,709		Westpac Banking Corp	54,465,970	0.5
		Other	528,952,792	4.5
			874,886,395	7.5
AUSTRIA			28,295,554	0.2
BELGIUM
621,794	e	Anheuser-Busch InBev S.A.	55,281,919	0.5
		Other	60,781,629	0.5
			116,063,548	1.0
CHILE			3,952,016	0.0
CHINA			7,759,166	0.1
DENMARK
1,483,816		Novo Nordisk AS	72,698,882	0.6
		Other	124,638,854	1.1
			197,337,736	1.7
FINLAND			131,523,266	1.1
FRANCE
349,210		Air Liquide	46,456,046	0.4
475,855		Airbus SE	65,158,659	0.5
920,723		BNP Paribas	49,012,932	0.4
206,743	e	L’Oreal S.A.	56,865,173	0.5
226,837		LVMH Moet Hennessy Louis Vuitton S.A.	89,060,084	0.8
920,145	e	Sanofi-Aventis	80,281,977	0.7
1,973,132	*	Total S.A.	109,687,908	0.9
		Other	781,500,451	6.7
			1,278,023,230	10.9
GERMANY
347,576		Allianz AG.	84,014,025	0.7
750,171		BASF SE	61,244,665	0.5
761,766		Bayer AG.	50,699,929	0.4
743,661		Daimler AG. (Registered)	48,810,915	0.4
2,716,856		Deutsche Telekom AG.	45,520,650	0.4
803,100		SAP AG.	103,526,255	0.9
625,191		Siemens AG.	74,961,787	0.7
		Other	546,699,701	4.7
			1,015,477,927	8.7
HONG KONG
9,862,138		AIA Group Ltd	100,982,727	0.9
		Other	327,490,284	2.8
			428,473,011	3.7
IRELAND			74,778,969	0.6
ISRAEL			62,352,602	0.5
ITALY			233,903,103	2.0
Shares		Company	Value	% of net assets
JAPAN
79,511	h	Keyence Corp	$49,677,950	0.4%
9,615,692	h	Mitsubishi UFJ Financial Group, Inc	47,708,498	0.4
674,636	h	Softbank Group Corp	71,532,548	0.6
1,037,545	h	Sony Corp	52,259,170	0.5
1,211,473	h	Takeda Pharmaceutical Co Ltd	44,705,444	0.4
1,866,586	h	Toyota Motor Corp	115,561,165	1.0
		Other	2,338,647,867	19.9
			2,720,092,642	23.2
LUXEMBOURG			31,435,768	0.3
MACAU			30,266,847	0.3
MEXICO			1,838,661	0.0
NETHERLANDS
335,199		ASML Holding NV	69,993,162	0.6
3,680,466		Royal Dutch Shell plc (A Shares)	117,264,902	1.0
3,058,621		Royal Dutch Shell plc (B Shares)	98,711,937	0.9
		Other	262,464,241	2.2
			548,434,242	4.7
NEW ZEALAND			28,096,020	0.2
NORWAY			80,947,413	0.7
PORTUGAL			18,024,985	0.2
SINGAPORE			155,617,953	1.3
SOUTH AFRICA			25,986,382	0.2
SPAIN
13,291,384	e	Banco Santander S.A.	67,379,016	0.5
5,067,845		Iberdrola S.A.	46,053,482	0.4
		Other	231,759,404	2.0
			345,191,902	2.9
SWEDEN			285,171,699	2.4
SWITZERLAND
2,501,083		Nestle S.A.	240,798,277	2.1
1,771,610		Novartis AG.	145,165,840	1.2
574,025		Roche Holding AG.	151,464,123	1.3
		Other	513,094,647	4.4
			1,050,522,887	9.0
UNITED ARAB EMIRATES			3,152,089	0.0
UNITED KINGDOM
1,036,869		AstraZeneca plc	77,246,534	0.7
16,380,381		BP plc	119,113,198	1.0
1,872,483		British American Tobacco plc	73,305,686	0.6
1,987,431		Diageo plc	83,785,565	0.7
4,061,363		GlaxoSmithKline plc	83,433,460	0.7
16,364,831		HSBC Holdings plc	142,586,196	1.2
58,152,301		Lloyds TSB Group plc	47,558,991	0.4
2,119,162		Prudential plc	48,150,270	0.4
549,422		Reckitt Benckiser Group plc	44,451,774	0.4
1,263,854	e	Unilever NV	76,468,930	0.7
908,458		Unilever plc	55,066,252	0.5
		Other	781,760,187	6.6
			1,632,927,043	13.9

36	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded
International Equity Index Fund ■ April 30, 2019

Shares		Company	Value	% of net assets
UNITED STATES			$28,160,564	0.2%
	TOTAL COMMON STOCKS (Cost $9,925,528,223)		11,438,693,620	97.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$103,500,000		2.350%, 05/01/19	103,500,000	0.9
			103,500,000	0.9
TREASURY DEBT			119,653,837	1.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
627,595,004	a,c	State Street Navigator Securities Lending Government Money Market Portfolio	627,595,004	5.3
			627,595,004	5.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $850,748,885)		850,748,841	7.2
	TOTAL PORTFOLIO (Cost $10,776,277,108)		12,289,442,461	104.7
	OTHER ASSETS & LIABILITIES, NET		(553,741,356)	(4.7)
	NET ASSETS		$11,735,701,105	100.0%

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $599,798,006.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $94,123,530 or 0.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	2,112		06/21/19	$201,681,053	$202,435,200	$754,147

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2019

Sector	Value	% of net assets
FINANCIALS	$2,216,933,247	18.9%
INDUSTRIALS	1,678,605,898	14.3
CONSUMER STAPLES	1,328,201,889	11.3
CONSUMER DISCRETIONARY	1,290,916,136	11.0
HEALTH CARE	1,225,457,875	10.4
MATERIALS	847,038,757	7.2
INFORMATION TECHNOLOGY	750,031,763	6.4
ENERGY	653,189,881	5.6
COMMUNICATION SERVICES	621,343,170	5.3
REAL ESTATE	417,445,357	3.6
UTILITIES	409,529,647	3.5
SHORT-TERM INVESTMENTS	850,748,841	7.2
OTHER ASSETS & LIABILITIES, NET	(553,741,356)	(4.7)
NET ASSETS	$11,735,701,105	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2019

		Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†		$20,873,738,714	$7,128,554,466	$6,447,863,854	$5,186,506,704	$3,154,639,823	$2,424,148,037	$11,661,847,457
Affiliated investments, at valueŧ		—	—	—	—	—	—	627,595,004
Cash#		—	30,862	—	—	41,509	—	8,625,174
Cash – foreign^		—	—	—	—	—	1,097,817	4,189,202
Receivable from securities transactions		—	3,991,785	1,283,577	—	—	1,205,387	27,571,678
Receivable from Fund shares sold		7,109,341	4,650,341	3,681,307	2,300,642	3,193,688	4,007,954	16,073,350
Dividends and interest receivable		16,053,960	3,059,005	7,845,967	4,484,489	1,084,009	2,372,891	74,695,022
Due from affiliates		64,537	—	—	—	—	32,285	22,442
Receivable for variation margin on futures contracts		53,308	—	—	48,055	—	—	758,519
Other		691,570	208,814	247,351	227,052	150,236	77,949	488,693
Total assets		20,897,711,430	7,140,495,273	6,460,922,056	5,193,566,942	3,159,109,265	2,432,942,320	12,421,866,541
LIABILITIES
Management fees payable		112,977	38,603	34,940	28,286	16,287	45,563	63,568
Service agreement fees payable		32,567	33,754	34,589	59,876	34,355	11,796	46,365
Distribution fees payable		217,081	—	—	—	—	6,594	30,963
Due to affiliates		139,473	56,648	60,036	50,617	36,635	48,132	102,673
Overdraft payable		91,070	—	510,643	120,949	—	257,854	—
Payable for collateral for securities loaned		152,699,052	34,326,682	10,202,631	2,758,356	161,247,304	31,769,815	627,595,004
Payable for securities transactions		—	3,639,274	3,759,353	—	3,005,986	7,597,202	30,087,674
Payable for delayed delivery securities		—	—	—	—	—	—	21,140,447
Payable for Fund shares redeemed		63,737,296	8,850,813	4,965,751	808,393	335,667	1,120,460	6,194,343
Payable for trustee compensation		698,450	211,926	250,936	229,261	144,286	79,815	497,347
Accrued expenses and other payables		395,664	135,774	170,437	93,585	100,772	3,292,549	407,052
Total liabilities		218,123,630	47,293,474	19,989,316	4,149,323	164,921,292	44,229,780	686,165,436
NET ASSETS		$20,679,587,800	$7,093,201,799	$6,440,932,740	$5,189,417,619	$2,994,187,973	$2,388,712,540	$11,735,701,105
NET ASSETS CONSIST OF:
Paid-in-capital		$12,841,134,930	$4,321,386,096	$5,121,731,915	$2,965,163,342	$2,355,353,482	$2,114,667,427	$10,453,080,825
Total distributable earnings (loss)		7,838,452,870	2,771,815,703	1,319,200,825	2,224,254,277	638,834,491	274,045,113	1,282,620,280
NET ASSETS		$20,679,587,800	$7,093,201,799	$6,440,932,740	$5,189,417,619	$2,994,187,973	$2,388,712,540	$11,735,701,105
INSTITUTIONAL CLASS:
Net assets		$8,950,641,677	$6,325,303,267	$5,560,394,576	$3,813,575,711	$2,221,800,469	$886,847,898	$7,328,546,522
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		414,879,368	190,767,683	278,840,600	117,204,105	107,434,465	78,768,386	381,936,665
Net asset value per share		$21.57	$33.16	$19.94	$32.54	$20.68	$11.26	$19.19
ADVISOR CLASS:
Net assets		$45,889,460	$45,981,964	$26,275,437	$70,091,997	$7,766,965	$11,267,876	$48,337,176
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		2,127,348	1,388,117	1,320,047	2,156,717	375,878	999,404	2,521,201
Net asset value per share		$21.57	$33.13	$19.90	$32.50	$20.66	$11.27	$19.17
PREMIER CLASS:
Net assets		$78,696,730	$—	$—	$—	$—	$27,641,486	$256,012,940
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		3,656,048	—	—	—	—	2,460,547	13,372,169
Net asset value per share		$21.53	$—	$—	$—	$—	$11.23	$19.15
RETIREMENT CLASS:
Net assets		$648,832,899	$721,916,568	$854,262,727	$1,305,749,911	$764,620,539	$264,290,999	$1,051,843,452
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		29,629,637	21,616,142	42,109,619	40,391,825	36,815,199	23,562,772	53,599,536
Net asset value per share		$21.90	$33.40	$20.29	$32.33	$20.77	$11.22	$19.62
RETAIL CLASS:
Net assets		$1,024,209,518	$—	$—	$—	$—	$15,295,019	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		46,617,935	—	—	—	—	1,361,956	—
Net asset value per share		$21.97	$—	$—	$—	$—	$11.23	$—
CLASS W:
Net assets		$9,931,317,516	$—	$—	$—	$—	$1,183,369,262	$3,050,961,015
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)		460,256,333	—	—	—	—	105,039,923	158,977,018
Net asset value per share		$21.58	$—	$—	$—	$—	$11.27	$19.19
*	Includes securities loaned of	$146,724,642	$34,032,985	$9,647,166	$2,651,422	$153,828,582	$29,735,998	$599,798,006
†	Portfolio investments, cost	$13,125,455,024	$4,350,656,504	$5,128,164,710	$2,943,322,794	$2,525,092,036	$1,963,114,564	$10,148,682,104
ŧ	Affiliated investments, cost	$—	$—	$—	$—	$—	$—	$627,595,004
#	Includes cash collateral for open futures contracts of	$—	$—	$—	$—	$—	$—	$9,252,000
^	Foreign cash, cost	$—	$—	$—	$—	$—	$1,101,065	$4,169,780

38	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2019

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
INVESTMENT INCOME
Dividends*	$211,741,027	$41,618,357	$105,999,266	$58,495,769	$19,086,652	$19,255,574	$185,722,628
Income from securities lending	1,400,993	242,299	129,562	118,747	1,530,229	396,381	1,381,781
Interest	1,190,603	81,062	60,506	235,801	225,138	35,526	2,143,811
Total income	214,332,623	41,941,718	106,189,334	58,850,317	20,842,019	19,687,481	189,248,220
EXPENSES
Management fees	3,672,312	1,221,108	1,256,894	950,527	543,231	1,732,806	2,259,960
Shareholder servicing – Institutional Class	20,942	10,195	9,971	2,463	4,483	1,975	13,066
Shareholder servicing – Advisor Class	25,994	24,797	12,778	37,038	29,664	5,838	27,043
Shareholder servicing – Premier Class	54	—	—	—	—	25	157
Shareholder servicing – Retirement Class	722,318	831,833	1,032,567	1,497,075	873,468	303,980	1,196,060
Shareholder servicing – Retail Class	151,738	—	—	—	—	8,184	—
Shareholder servicing – Class W	4,600	—	—	—	—	2,059	2,613
Distribution fees – Premier Class	56,939	—	—	—	—	18,704	174,921
Distribution fees – Retail Class	1,185,931	—	—	—	—	17,645	—
Administrative service fees	185,060	72,866	75,238	63,077	45,717	62,196	131,071
Trustee fees and expenses	139,742	47,386	48,793	36,774	20,806	18,645	85,392
Custody and accounting fees	100,237	32,666	30,637	26,955	24,778	446,965	303,879
Other expenses	551,037	256,350	295,418	158,997	168,219	259,400	421,169
Total expenses	6,816,904	2,497,201	2,762,296	2,772,906	1,710,366	2,878,422	4,615,331
Less: Expenses reimbursed by the investment adviser	(2,103,305)	—	—	—	(22,750)	(1,027,326)	(736,255)
Net expenses	4,713,599	2,497,201	2,762,296	2,772,906	1,687,616	1,851,096	3,879,076
Net investment income (loss)	209,619,024	39,444,517	103,427,038	56,077,411	19,154,403	17,836,385	185,369,144
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	47,635,149	(2,185,000)	32,768,165	7,386,130	20,044,224	(92,465,744)	(189,834,161)
Futures contracts	4,565,325	—	—	2,590,509	(2,710,808)	—	14,496,789
Foreign currency transactions	(268)	—	—	—	(397)	(133,565)	(129,554)
Net realized gain (loss) on total investments	52,200,206	(2,185,000)	32,768,165	9,976,639	17,333,019	(92,599,309)	(175,466,926)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	1,591,041,172	693,862,699	357,268,789	393,099,241	132,482,983	394,973,199	871,450,533
Futures contracts	78,749	—	—	11,936	1,617,337	—	3,060,532
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	2,912	(444,740)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	1,591,119,921	693,862,699	357,268,789	393,111,177	134,100,320	394,976,111	874,066,325
Net realized and unrealized gain (loss) on total investments	1,643,320,127	691,677,699	390,036,954	403,087,816	151,433,339	302,376,802	698,599,399
Net increase (decrease) in net assets from operations	$1,852,939,151	$731,122,216	$493,463,992	$459,165,227	$170,587,742	$320,213,187	$883,968,543
* Net of foreign withholding taxes of	$26,798	$729	$15,803	$—	$6,734	$2,509,641	$16,662,321
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(2,636)	$919,817	$2,643,429	$129,226	$(2,643)	$(3,025,325)	$(11,351,744)
** Includes net change in unrealized foreign capital gains of	$—	$—	$—	$—	$—	$(971,272)	$—

40	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$209,619,024	$316,922,796	$39,444,517	$74,706,142	$103,427,038	$159,543,881	$56,077,411	$88,338,322	$19,154,403	$34,644,805	$17,836,385	$60,038,746
Net realized gain (loss) on total investments		52,200,206	496,957,415	(2,185,000)	148,273,263	32,768,165	115,818,870	9,976,639	41,190,857	17,333,019	176,142,135	(92,599,309)	(34,711,507)
Net change in unrealized appreciation (depreciation) on total investments		1,591,119,921	275,110,036	693,862,699	334,902,392	357,268,789	(90,481,899)	393,111,177	197,790,891	134,100,320	(185,788,842)	394,976,111	(384,912,373)
Net increase (decrease) in net assets from operations		1,852,939,151	1,088,990,247	731,122,216	557,881,797	493,463,992	184,880,852	459,165,227	327,320,070	170,587,742	24,998,098	320,213,187	(359,585,134)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(180,381,188)	(322,726,759)	(192,446,619)	(91,785,812)	(229,594,367)	(241,570,582)	(93,136,598)	(74,107,082)	(152,970,573)	(101,560,256)	(30,219,932)	(42,286,152)
	Advisor Class	(789,676)	(82,404)	(1,419,956)	(221,644)	(451,177)	(106,054)	(1,195,294)	(537,437)	(1,046,983)	(288,261)	(36,554)	(20,783)
	Premier Class	(1,553,540)	(2,443,603)	—	—	—	—	—	—	—	—	(497,572)	(711,937)
	Retirement Class	(10,960,448)	(10,779,320)	(23,063,657)	(11,297,757)	(32,734,326)	(39,644,706)	(29,010,317)	(23,230,490)	(51,436,568)	(33,440,614)	(4,861,272)	(5,066,259)
	Retail Class	(17,989,684)	(18,417,581)	—	—	—	—	—	—	—	—	(255,388)	(249,044)
	Class W†	(178,899,288)	—	—	—	—	—	—	—	—	—	(22,510,534)	—
Total distributions		(390,573,824)	(354,449,667)	(216,930,232)	(103,305,213)	(262,779,870)	(281,321,342)	(123,342,209)	(97,875,009)	(205,454,124)	(135,289,131)	(58,381,252)	(48,334,175)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	593,677,040	3,230,115,769	1,097,435,605	1,320,419,505	639,747,516	1,002,140,083	180,129,863	410,333,481	231,770,728	428,823,059	151,594,259	753,805,498
	Advisor Class	16,563,016	51,340,748	12,121,290	33,751,576	18,077,264	8,444,496	25,368,973	31,644,438	2,859,175	11,943,158	9,767,517	8,887,891
	Premier Class	7,069,986	17,507,666	—	—	—	—	—	—	—	—	6,357,532	9,881,458
	Retirement Class	54,439,557	76,163,872	40,036,348	128,776,783	17,750,633	72,450,327	77,093,510	172,177,977	55,568,068	165,459,428	20,506,074	58,342,162
	Retail Class	34,144,252	104,505,179	—	—	—	—	—	—	—	—	5,757,368	13,303,194
	Class W†	1,494,443,364	255,621,867	—	—	—	—	—	—	—	—	192,106,837	43,329,392
Reinvestments of distributions:	Institutional Class	179,681,673	322,120,566	161,822,580	80,293,095	196,283,377	205,013,810	91,787,302	73,073,990	150,273,982	100,761,785	29,368,569	40,880,771
	Advisor Class	785,298	41,409	1,414,964	219,216	446,164	100,674	1,191,872	534,689	1,037,424	280,768	32,881	13,629
	Premier Class	1,553,299	2,443,603	—	—	—	—	—	—	—	—	497,572	646,904
	Retirement Class	10,960,429	10,779,320	23,057,083	11,294,616	32,734,326	39,644,623	29,010,317	23,230,490	51,436,568	33,440,614	4,861,272	5,066,180
	Retail Class	17,223,069	17,688,418	—	—	—	—	—	—	—	—	240,751	236,443
	Class W†	178,899,288	—	—	—	—	—	—	—	—	—	22,510,534	—
Transfers in connection with new class:	Institutional Class	—	(8,240,987,216)	—	—	—	—	—	—	—	—	—	(926,510,185)
	Class W†	—	8,240,987,216	—	—	—	—	—	—	—	—	—	926,510,185
Redemptions:	Institutional Class	(539,239,365)	(2,504,762,914)	(771,417,981)	(1,188,338,453)	(958,027,736)	(1,152,435,032)	(237,657,442)	(622,516,790)	(101,192,822)	(299,350,522)	(671,467,648)	(395,076,773)
	Advisor Class	(9,676,685)	(24,077,170)	(11,415,340)	(9,818,373)	(2,944,947)	(2,295,037)	(6,640,790)	(17,067,042)	(8,026,148)	(3,372,596)	(1,441,903)	(7,546,251)
	Premier Class	(21,737,940)	(50,510,684)	—	—	—	—	—	—	—	—	(6,837,259)	(18,260,670)
	Retirement Class	(30,094,734)	(87,506,313)	(96,145,011)	(157,947,341)	(89,845,695)	(192,929,464)	(81,776,298)	(191,178,101)	(23,197,214)	(73,290,574)	(20,577,362)	(59,757,963)
	Retail Class	(53,529,409)	(150,401,426)	—	—	—	—	—	—	—	—	(5,626,094)	(12,469,294)
	Class W†	(342,732,669)	(9,644,207)	—	—	—	—	—	—	—	—	(29,083,688)	(2,391,677)
Net increase (decrease) from shareholder transactions		1,592,429,469	1,261,425,703	456,909,538	218,650,624	(145,779,098)	(19,865,520)	78,507,307	(119,766,868)	360,529,761	364,695,120	(291,432,788)	438,890,894
Net increase (decrease) in net assets		3,054,794,796	1,995,966,283	971,101,522	673,227,208	84,905,024	(116,306,010)	414,330,325	109,678,193	325,663,379	254,404,087	(29,600,853)	30,971,585
NET ASSETS
Beginning of period		17,624,793,004	15,628,826,721	6,122,100,277	5,448,873,069	6,356,027,716	6,472,333,726	4,775,087,294	4,665,409,101	2,668,524,594	2,414,120,507	2,418,313,393	2,387,341,808
End of period		$20,679,587,800	$17,624,793,004	$7,093,201,799	$6,122,100,277	$6,440,932,740	$6,356,027,716	$5,189,417,619	$4,775,087,294	$2,994,187,973	$2,668,524,594	$2,388,712,540	$2,418,313,393
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	30,082,355	160,307,418	35,810,811	42,573,541	34,356,180	50,811,984	5,970,211	13,461,385	11,743,782	19,006,295	14,346,698	64,233,411
	Advisor Class	831,149	2,502,044	413,481	1,068,690	1,012,488	433,615	857,926	1,027,139	142,543	540,146	983,222	734,525
	Premier Class	351,884	871,946	—	—	—	—	—	—	—	—	597,856	840,329
	Retirement Class	2,683,654	3,701,968	1,304,098	4,207,307	917,051	3,620,819	2,589,715	5,707,738	2,800,746	7,338,854	1,878,403	4,821,510
	Retail Class	1,694,191	5,118,931	—	—	—	—	—	—	—	—	539,064	1,117,657
	Class W†	76,600,682	12,289,065	—	—	—	—	—	—	—	—	17,898,456	4,130,948
Shares reinvested:	Institutional Class	9,387,757	16,544,457	5,681,973	2,807,451	10,772,962	10,573,173	3,179,331	2,490,593	8,036,042	4,784,510	2,916,442	3,542,528
	Advisor Class	41,008	2,126	49,717	7,665	24,528	5,195	41,313	18,230	55,477	13,332	3,262	1,181
	Premier Class	81,282	125,764	—	—	—	—	—	—	—	—	49,510	56,155
	Retirement Class	563,808	545,236	803,103	391,902	1,764,654	2,010,376	1,010,460	796,110	2,735,987	1,580,369	484,190	440,537
	Retail Class	882,782	891,553	—	—	—	—	—	—	—	—	23,956	20,525
	Class W†	9,346,880	—	—	—	—	—	—	—	—	—	2,237,628	—
Shares transferred in connection with new class:	Institutional Class	—	(379,419,301)	—	—	—	—	—	—	—	—	—	(83,771,264)
	Class W†	—	379,419,301	—	—	—	—	—	—	—	—	—	83,771,264
Shares redeemed:	Institutional Class	(27,431,674)	(120,753,086)	(25,676,056)	(38,857,007)	(50,375,212)	(58,722,106)	(7,877,621)	(20,580,214)	(5,167,164)	(13,483,819)	(62,389,561)	(34,012,131)
	Advisor Class	(486,847)	(1,196,908)	(390,702)	(329,853)	(158,513)	(117,244)	(220,341)	(574,392)	(446,907)	(149,113)	(136,173)	(672,627)
	Premier Class	(1,085,296)	(2,503,769)	—	—	—	—	—	—	—	—	(646,217)	(1,532,255)
	Retirement Class	(1,483,560)	(4,229,246)	(3,341,907)	(5,134,943)	(4,753,559)	(9,733,259)	(2,783,087)	(6,319,330)	(1,180,635)	(3,314,245)	(1,952,438)	(5,194,107)
	Retail Class	(2,631,672)	(7,373,454)	—	—	—	—	—	—	—	—	(525,150)	(1,059,442)
	Class W†	(16,920,316)	(479,279)	—	—	—	—	—	—	—	—	(2,764,281)	(234,092)
Net increase (decrease) from shareholder transactions		82,508,067	66,364,766	14,654,518	6,734,753	(6,439,421)	(1,117,447)	2,767,907	(3,972,741)	18,719,871	16,316,329	(26,455,133)	37,234,652
†	Class W commenced operations on September 28, 2018.

42	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		International Equity Index Fund
		April 30,	October 31,
		2019	2018
		(unaudited )
OPERATIONS
Net investment income (loss)		$185,369,144	$364,382,688
Net realized gain (loss) on total investments		(175,466,926)	62,093,481
Net change in unrealized appreciation (depreciation) on total investments		874,066,325	(1,312,114,383)
Net increase (decrease) in net assets from operations		883,968,543	(885,638,214)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(244,465,355)	(284,241,049)
	Advisor Class	(926,861)	(477,629)
	Premier Class	(6,500,507)	(8,754,675)
	Retirement Class	(27,099,954)	(25,854,770)
	Retail Class	—	—
	Class W†	(80,464,995)	—
Total distributions		(359,457,672)	(319,328,123)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	973,900,764	2,429,596,132
	Advisor Class	26,977,309	26,270,152
	Premier Class	57,959,209	40,024,515
	Retirement Class	76,202,847	135,035,988
	Retail Class	—	—
	Class W†	427,556,603	103,789,907
Reinvestments of distributions:	Institutional Class	237,169,181	276,810,438
	Advisor Class	923,437	462,009
	Premier Class	6,500,507	8,754,675
	Retirement Class	27,099,954	25,854,770
	Retail Class	—	—
	Class W†	80,464,995	—
Transfers in connection with new class:	Institutional Class	—	(2,585,474,266)
	Class W†	—	2,585,474,266
Redemptions:	Institutional Class	(1,909,998,772)	(1,772,562,771)
	Advisor Class	(10,796,718)	(20,370,867)
	Premier Class	(36,713,647)	(128,190,284)
	Retirement Class	(63,409,053)	(101,094,057)
	Retail Class	—	—
	Class W†	(73,335,707)	(2,717,932)
Net increase (decrease) from shareholder transactions		(179,499,091)	1,021,662,675
Net increase (decrease) in net assets		345,011,780	(183,303,662)
NET ASSETS
Beginning of period		11,390,689,325	11,573,992,987
End of period		$11,735,701,105	$11,390,689,325
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	53,762,037	120,900,275
	Advisor Class	1,531,924	1,292,940
	Premier Class	3,289,807	2,018,571
	Retirement Class	4,032,144	6,554,195
	Retail Class	—	—
	Class W†	23,520,244	5,473,850
Shares reinvested:	Institutional Class	13,740,972	13,959,175
	Advisor Class	53,533	23,298
	Premier Class	377,278	442,379
	Retirement Class	1,533,671	1,274,890
	Retail Class	—	—
	Class W†	4,661,935	—
Shares transferred in connection with new class:	Institutional Class	—	(129,597,708)
	Class W†	—	129,597,708
Shares redeemed:	Institutional Class	(104,905,901)	(89,016,609)
	Advisor Class	(601,466)	(1,020,145)
	Premier Class	(2,074,117)	(6,435,105)
	Retirement Class	(3,496,663)	(4,962,386)
	Retail Class	—	—
	Class W†	(4,128,055)	(148,664)
Net increase (decrease) from shareholder transactions		(8,702,657)	50,356,664
†	Class W commenced operations on September 28, 2018.

44	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
EQUITY INDEX FUND												EQUITY INDEX FUND
Institutional Class:	4/30/19	#	$20.12	$0.23		$1.66	$1.89	$(0.37)	$(0.07)	$(0.44)	$21.57	Institutional Class:	4/30/19	#	9.70%[b]		$8,950,642		0.05%[c]		0.05%[c]		2.29%[c]		2%
	10/31/18		19.31	0.38		0.86	1.24	(0.33)	(0.10)	(0.43)	20.12		10/31/18		6.52		8,106,985		0.05		0.05		1.87		5	[f]
	10/31/17		15.95	0.35		3.42	3.77	(0.33)	(0.08)	(0.41)	19.31		10/31/17		24.00		14,021,233		0.05		0.05		1.96		11
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95		10/31/16		4.24		10,010,647		0.05		0.05		2.11		9
	10/31/15		15.51	0.31		0.36	0.67	(0.28)	(0.08)	(0.36)	15.82		10/31/15		4.48		8,759,567		0.05		0.05		1.99		8
	10/31/14		13.65	0.27		1.88	2.15	(0.24)	(0.05)	(0.29)	15.51		10/31/14		16.00		7,998,323		0.05		0.05		1.88		6
Advisor Class:	4/30/19	#	20.12	0.21		1.66	1.87	(0.35)	(0.07)	(0.42)	21.57	Advisor Class:	4/30/19	#	9.60	[b]	45,889		0.18	[c]	0.18	[c]	2.12	[c]	2
	10/31/18		19.30	0.33		0.90	1.23	(0.31)	(0.10)	(0.41)	20.12		10/31/18		6.44		35,041		0.19		0.19		1.61		5	[f]
	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30		10/31/17		23.85		8,389		0.15		0.15		1.76		11
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96		10/31/16	‡	3.38	[b]	123		0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	4/30/19	#	20.05	0.21		1.67	1.88	(0.33)	(0.07)	(0.40)	21.53	Premier Class:	4/30/19	#	9.66	[b]	78,697		0.20	[c]	0.20	[c]	2.16	[c]	2
	10/31/18		19.25	0.34		0.87	1.21	(0.31)	(0.10)	(0.41)	20.05		10/31/18		6.36		86,396		0.20		0.20		1.68		5	[f]
	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25		10/31/17		23.78		111,915		0.20		0.20		1.81		11
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91		10/31/16		4.07		70,911		0.20		0.20		2.08		9
	10/31/15		15.46	0.29		0.36	0.65	(0.26)	(0.08)	(0.34)	15.77		10/31/15		4.36		94,864		0.20		0.20		1.83		8
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)	(0.27)	15.46		10/31/14		15.81		70,236		0.20		0.20		1.73		6
Retirement Class:	4/30/19	#	20.39	0.20		1.70	1.90	(0.32)	(0.07)	(0.39)	21.90	Retirement Class:	4/30/19	#	9.58	[b]	648,833		0.30	[c]	0.30	[c]	2.04	[c]	2
	10/31/18		19.56	0.32		0.90	1.22	(0.29)	(0.10)	(0.39)	20.39		10/31/18		6.29		568,207		0.30		0.30		1.56		5	[f]
	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56		10/31/17		23.66		544,772		0.30		0.30		1.72		11
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16		10/31/16		3.99		431,405		0.30		0.30		1.87		9
	10/31/15		15.71	0.28		0.36	0.64	(0.25)	(0.08)	(0.33)	16.02		10/31/15		4.17		394,683		0.30		0.30		1.73		8
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)	(0.26)	15.71		10/31/14		15.76		314,958		0.30		0.30		1.63		6
Retail Class:	4/30/19	#	20.45	0.20		1.70	1.90	(0.31)	(0.07)	(0.38)	21.97	Retail Class:	4/30/19	#	9.56	[b]	1,024,210		0.33	[c]	0.33	[c]	2.01	[c]	2
	10/31/18		19.62	0.32		0.89	1.21	(0.28)	(0.10)	(0.38)	20.45		10/31/18		6.24		954,571		0.33		0.33		1.53		5	[f]
	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62		10/31/17		23.59		942,518		0.33		0.33		1.69		11
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21		10/31/16		3.99		763,597		0.34		0.34		1.84		9
	10/31/15		15.75	0.27		0.36	0.63	(0.24)	(0.08)	(0.32)	16.06		10/31/15		4.12		740,691		0.35		0.35		1.70		8
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)	(0.25)	15.75		10/31/14		15.73		645,889		0.36		0.36		1.58		6
Class W:	4/30/19	#	20.13	0.23		1.66	1.89	(0.37)	(0.07)	(0.44)	21.58	Class W:	4/30/19	#	9.71	[b]	9,931,318		0.05	[c]	0.00	[c]	2.32	[c]	2
	10/31/18	†	21.72	0.01		(1.60)	(1.59)	—	—	—	20.13		10/31/18	†	(7.32)[b]		7,873,593		0.04	[c]	0.00	[c]	0.55	[c]	5	[f]
LARGE-CAP GROWTH INDEX FUND												LARGE-CAP GROWTH INDEX FUND
Institutional Class:	4/30/19	#	30.73	0.20		3.33	3.53	(0.39)	(0.71)	(1.10)	33.16	Institutional Class:	4/30/19	#	12.06	[b]	6,325,303		0.05	[c]	0.05	[c]	1.32	[c]	9
	10/31/18		28.30	0.39		2.59	2.98	(0.35)	(0.20)	(0.55)	30.73		10/31/18		10.67		5,375,762		0.05		0.05		1.28		28
	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30		10/31/17		29.56		4,767,108		0.06		0.06		1.45		18
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13		10/31/16		2.29		3,044,925		0.06		0.06		1.61		22
	10/31/15		21.03	0.33		1.52	1.85	(0.29)	(0.34)	(0.63)	22.25		10/31/15		9.09		2,472,946		0.06		0.06		1.55		24
	10/31/14		18.29	0.30		2.76	3.06	(0.26)	(0.06)	(0.32)	21.03		10/31/14		17.00		1,750,638		0.06		0.06		1.56		21
Advisor Class:	4/30/19	#	30.68	0.18		3.34	3.52	(0.36)	(0.71)	(1.07)	33.13	Advisor Class:	4/30/19	#	12.03	[b]	45,982		0.18	[c]	0.18	[c]	1.20	[c]	9
	10/31/18		28.27	0.35		2.58	2.93	(0.32)	(0.20)	(0.52)	30.68		10/31/18		10.49		40,368		0.19		0.19		1.13		28
	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27		10/31/17		29.45		16,090		0.19		0.19		1.22		18
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12		10/31/16	‡	1.09	[b]	2,868		0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	4/30/19	#	30.89	0.16		3.37	3.53	(0.31)	(0.71)	(1.02)	33.40	Retirement Class:	4/30/19	#	11.95	[b]	721,917		0.30	[c]	0.30	[c]	1.08	[c]	9
	10/31/18		28.46	0.32		2.60	2.92	(0.29)	(0.20)	(0.49)	30.89		10/31/18		10.37		705,970		0.30		0.30		1.03		28
	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46		10/31/17		29.23		665,674		0.31		0.31		1.20		18
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26		10/31/16		2.02		396,654		0.31		0.31		1.36		22
	10/31/15		21.15	0.28		1.53	1.81	(0.24)	(0.34)	(0.58)	22.38		10/31/15		8.83		365,090		0.31		0.31		1.31		24
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)	(0.27)	21.15		10/31/14		16.72		298,976		0.31		0.31		1.31		21

46	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data														Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period				Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year				end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return		(in thousands	)	expenses		expenses		income (loss	)	rate
LARGE-CAP VALUE INDEX FUND												LARGE-CAP VALUE INDEX FUND
Institutional Class:	4/30/19	#	$19.30	$0.31		$1.13	$1.44	$(0.49)	$(0.31)	$(0.80)	$19.94	Institutional Class:	4/30/19	#	7.88%[b]		$5,560,395		0.05%[c]		0.05%[c]		3.33%[c]		11%
	10/31/18		19.58	0.49		0.09	0.58	(0.47)	(0.39)	(0.86)	19.30		10/31/18		2.97		5,482,154		0.05		0.05		2.49		27
	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58		10/31/17		17.66		5,510,818		0.06		0.06		2.42		27
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16		10/31/16		6.37		4,134,073		0.06		0.06		2.66		23
	10/31/15		17.97	0.43		(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26		10/31/15		0.49		2,958,189		0.06		0.06		2.48		24
	10/31/14		16.19	0.38		2.16	2.54	(0.33)	(0.43)	(0.76)	17.97		10/31/14		16.38		2,362,546		0.06		0.06		2.23		21
Advisor Class:	4/30/19	#	19.26	0.28		1.14	1.42	(0.47)	(0.31)	(0.78)	19.90	Advisor Class:	4/30/19	#	7.80	[b]	26,275		0.19	[c]	0.19	[c]	3.10	[c]	11
	10/31/18		19.56	0.46		0.08	0.54	(0.45)	(0.39)	(0.84)	19.26		10/31/18		2.77		8,505		0.19		0.19		2.34		27
	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56		10/31/17		17.58		2,346		0.20		0.20		2.21		27
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15		10/31/16	‡	5.87	[b]	141		0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	4/30/19	#	19.59	0.29		1.16	1.45	(0.44)	(0.31)	(0.75)	20.29	Retirement Class:	4/30/19	#	7.77	[b]	854,263		0.30	[c]	0.30	[c]	3.07	[c]	11
	10/31/18		19.87	0.45		0.09	0.54	(0.43)	(0.39)	(0.82)	19.59		10/31/18		2.68		865,369		0.30		0.30		2.25		27
	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87		10/31/17		17.41		959,169		0.30		0.30		2.17		27
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41		10/31/16		6.06		686,313		0.31		0.31		2.43		23
	10/31/15		18.21	0.40		(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50		10/31/15		0.26		448,665		0.31		0.31		2.24		24
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)	(0.72)	18.21		10/31/14		16.07		384,292		0.31		0.31		2.00		21
S&P 500 INDEX FUND												S&P 500 INDEX FUND
Institutional Class:	4/30/19	#	30.48	0.36		2.51	2.87	(0.59)	(0.22)	(0.81)	32.54	Institutional Class:	4/30/19	#	9.75	[b]	3,813,576		0.05	[c]	0.05	[c]	2.42	[c]	3
	10/31/18		29.04	0.57		1.52	2.09	(0.54)	(0.11)	(0.65)	30.48		10/31/18		7.26		3,533,305		0.05		0.05		1.87		8
	10/31/17		24.06	0.53		5.04	5.57	(0.48)	(0.11)	(0.59)	29.04		10/31/17		23.56		3,500,746		0.06		0.06		1.99		9
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06		10/31/16		4.47		2,527,279		0.05		0.05		2.18		8
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66		10/31/15		5.11		2,186,465		0.06		0.06		2.04		8
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92		10/31/14		17.16		1,808,921		0.06		0.06		1.97		9
Advisor Class:	4/30/19	#	30.43	0.33		2.51	2.84	(0.55)	(0.22)	(0.77)	32.50	Advisor Class:	4/30/19	#	9.67	[b]	70,092		0.19	[c]	0.19	[c]	2.25	[c]	3
	10/31/18		29.01	0.52		1.52	2.04	(0.51)	(0.11)	(0.62)	30.43		10/31/18		7.12		44,964		0.20		0.20		1.70		8
	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01		10/31/17		23.40		29,207		0.19		0.19		1.68		9
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06		10/31/16	‡	3.54	[b]	482		0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	4/30/19	#	30.24	0.32		2.50	2.82	(0.51)	(0.22)	(0.73)	32.33	Retirement Class:	4/30/19	#	9.63	[b]	1,305,750		0.30	[c]	0.30	[c]	2.18	[c]	3
	10/31/18		28.83	0.49		1.50	1.99	(0.47)	(0.11)	(0.58)	30.24		10/31/18		6.97		1,196,818		0.30		0.30		1.62		8
	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83		10/31/17		23.24		1,135,456		0.31		0.31		1.74		9
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90		10/31/16		4.19		787,632		0.30		0.30		1.95		8
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51		10/31/15		4.91		716,541		0.31		0.31		1.79		8
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77		10/31/14		16.84		653,216		0.31		0.31		1.72		9
SMALL-CAP BLEND INDEX FUND												SMALL-CAP BLEND INDEX FUND
Institutional Class:	4/30/19	#	21.18	0.14		0.98	1.12	(0.28)	(1.34)	(1.62)	20.68	Institutional Class:	4/30/19	#	6.11	[b]	2,221,800		0.06	[c]	0.06	[c]	1.47	[c]	10
	10/31/18		22.02	0.31		0.12	0.43	(0.31)	(0.96)	(1.27)	21.18		10/31/18		1.99		1,966,064		0.06		0.06		1.38		20
	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02		10/31/17		28.01		1,816,567		0.06		0.06		1.43		22
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88		10/31/16		4.48		1,364,443		0.06		0.06		1.80		22
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25		10/31/15		0.54		1,296,895		0.06		0.06		1.56		22
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22		10/31/14		8.32		1,154,539		0.06		0.06		1.50		24
Advisor Class:	4/30/19	#	21.15	0.15		0.95	1.10	(0.25)	(1.34)	(1.59)	20.66	Advisor Class:	4/30/19	#	6.01	[b]	7,767		0.70	[c]	0.21	[c]	1.53	[c]	10
	10/31/18		22.00	0.26		0.14	0.40	(0.29)	(0.96)	(1.25)	21.15		10/31/18		1.84		13,215		0.42		0.21		1.13		20
	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00		10/31/17		27.88		4,848		1.17		0.21		1.18		22
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88		10/31/16	‡	2.33	[b]	107		0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	4/30/19	#	21.23	0.12		0.99	1.11	(0.23)	(1.34)	(1.57)	20.77	Retirement Class:	4/30/19	#	6.00	[b]	764,621		0.31	[c]	0.31	[c]	1.23	[c]	10
	10/31/18		22.07	0.25		0.14	0.39	(0.27)	(0.96)	(1.23)	21.23		10/31/18		1.75		689,246		0.31		0.31		1.12		20
	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07		10/31/17		27.66		592,706		0.31		0.31		1.18		22
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93		10/31/16		4.22		412,202		0.31		0.31		1.56		22
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29		10/31/15		0.31		427,901		0.31		0.31		1.33		22
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25		10/31/14		8.01		475,533		0.31		0.31		1.25		24

48	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	49

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at		Ratios to average net assets						Portfolio
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of		or year			end of period		Gross		Net		Net investment		turnover
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period		ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate
EMERGING MARKETS EQUITY INDEX FUND												EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	4/30/19	#	$10.14	$0.07		$1.29	$1.36	$(0.24)	$—	$(0.24)	$11.26	Institutional Class:	4/30/19	#	13.72%[b]	$886,848		0.20%[c]		0.20%[c]		1.35%[c]		19%
	10/31/18		11.86	0.28		(1.76)	(1.48)	(0.24)	—	(0.24)	10.14		10/31/18		(12.75)	1,256,129		0.20		0.20		2.34		27
	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86		10/31/17		26.87	2,062,554		0.21		0.21		2.17		29
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52		10/31/16		9.25	1,476,857		0.22		0.22		2.32		30
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93		10/31/15		(14.54)	1,051,171		0.22		0.22		2.36		42
	10/31/14		10.84	0.24		(0.20)	0.04	(0.20)	—	(0.20)	10.68		10/31/14		0.42	942,827		0.23		0.23		2.29		13
Advisor Class:	4/30/19	#	10.13	0.08		1.28	1.36	(0.22)	—	(0.22)	11.27	Advisor Class:	4/30/19	#	13.64 [b]	11,268		0.35	[c]	0.35	[c]	1.46	[c]	19
	10/31/18		11.85	0.37		(1.87)	(1.50)	(0.22)	—	(0.22)	10.13		10/31/18		(12.86)	1,511		0.34		0.34		3.19		27
	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85		10/31/17		26.73	1,019		0.37		0.36		2.34		29
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52		10/31/16	‡	12.90 [b]	193		0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	4/30/19	#	10.10	0.07		1.28	1.35	(0.22)	—	(0.22)	11.23	Premier Class:	4/30/19	#	13.65 [b]	27,641		0.35	[c]	0.35	[c]	1.24	[c]	19
	10/31/18		11.82	0.23		(1.73)	(1.50)	(0.22)	—	(0.22)	10.10		10/31/18		(12.89)	24,852		0.35		0.35		1.99		27
	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82		10/31/17		26.55	36,599		0.36		0.36		2.10		29
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50		10/31/16		9.12	17,476		0.37		0.37		2.18		30
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91		10/31/15		(14.60)	9,624		0.38		0.38		2.40		42
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—	(0.19)	10.65		10/31/14		0.23	4,475		0.39		0.39		1.95		13
Retirement Class:	4/30/19	#	10.08	0.06		1.29	1.35	(0.21)	—	(0.21)	11.22	Retirement Class:	4/30/19	#	13.66 [b]	264,291		0.45	[c]	0.45	[c]	1.14	[c]	19
	10/31/18		11.80	0.24		(1.75)	(1.51)	(0.21)	—	(0.21)	10.08		10/31/18		(12.99)	233,463		0.45		0.45		2.03		27
	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80		10/31/17		26.51	272,466		0.46		0.46		1.98		29
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48		10/31/16		8.92	140,457		0.47		0.47		2.08		30
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90		10/31/15		(14.69)	84,960		0.47		0.47		2.21		42
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—	(0.17)	10.64		10/31/14		0.17	50,771		0.48		0.48		2.01		13
Retail Class:	4/30/19	#	10.09	0.05		1.29	1.34	(0.20)	—	(0.20)	11.23	Retail Class:	4/30/19	#	13.49 [b]	15,295		0.57	[c]	0.57	[c]	1.04	[c]	19
	10/31/18		11.81	0.23		(1.75)	(1.52)	(0.20)	—	(0.20)	10.09		10/31/18		(13.07)	13,357		0.57		0.57		1.92		27
	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81		10/31/17		26.44	14,704		0.58		0.58		1.79		29
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48		10/31/16		8.81	9,124		0.61		0.61		1.91		30
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89		10/31/15		(14.85)	7,847		0.60		0.60		1.98		42
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63		10/31/14		0.04	8,885		0.64		0.64		1.83		13
Class W:	4/30/19	#	10.14	0.09		1.29	1.38	(0.25)	—	(0.25)	11.27	Class W:	4/30/19	#	13.89 [b]	1,183,369		0.20	[c]	0.00	[c]	1.62	[c]	19
	10/31/18	†	11.06	0.02		(0.94)	(0.92)	—	—	—	10.14		10/31/18	†	(8.32)[b]	889,002		0.22	[c]	0.00	[c]	2.27	[c]	27
INTERNATIONAL EQUITY INDEX FUND												INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	4/30/19	#	18.37	0.29		1.11	1.40	(0.58)	—	(0.58)	19.19	Institutional Class:	4/30/19	#	7.97 [b]	7,328,547		0.06	[c]	0.06	[c]	3.23	[c]	5
	10/31/18		20.32	0.61		(2.00)	(1.39)	(0.56)	—	(0.56)	18.37		10/31/18		(7.04)	7,702,594		0.06		0.06		3.06		4	[f]
	10/31/17		16.89	0.55		3.37	3.92	(0.49)	—	(0.49)	20.32		10/31/17		23.84	10,221,016		0.06		0.06		3.01		11
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89		10/31/16		(2.48)	6,655,871		0.06		0.06		3.25		11
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86		10/31/15		(1.18)	5,549,083		0.06		0.06		3.10		5
	10/31/14		19.31	0.72		(0.67)	0.05	(0.54)	—	(0.54)	18.82		10/31/14		0.37	4,949,536		0.06		0.06		3.73		5
Advisor Class:	4/30/19	#	18.34	0.30		1.08	1.38	(0.55)	—	(0.55)	19.17	Advisor Class:	4/30/19	#	7.89 [b]	48,337		0.20	[c]	0.20	[c]	3.40	[c]	5
	10/31/18		20.29	0.60		(2.01)	(1.41)	(0.54)	—	(0.54)	18.34		10/31/18		(7.16)	28,194		0.20		0.20		3.00		4	[f]
	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29		10/31/17		23.68	25,184		0.21		0.21		2.63		11
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88		10/31/16	‡	(1.67)[b]	4,108		0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	4/30/19	#	18.31	0.29		1.10	1.39	(0.55)	—	(0.55)	19.15	Premier Class:	4/30/19	#	7.90 [b]	256,013		0.21	[c]	0.21	[c]	3.24	[c]	5
	10/31/18		20.26	0.56		(1.98)	(1.42)	(0.53)	—	(0.53)	18.31		10/31/18		(7.18)	215,656		0.21		0.21		2.80		4	[f]
	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26		10/31/17		23.67	319,116		0.21		0.21		2.83		11
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84		10/31/16		(2.64)	242,345		0.21		0.21		3.09		11
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81		10/31/15		(1.33)	242,384		0.21		0.21		2.95		5
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—	(0.52)	18.77		10/31/14		0.23	191,665		0.21		0.21		3.55		5
Retirement Class:	4/30/19	#	18.74	0.29		1.12	1.41	(0.53)	—	(0.53)	19.62	Retirement Class:	4/30/19	#	7.82 [b]	1,051,843		0.31	[c]	0.31	[c]	3.12	[c]	5
	10/31/18		20.73	0.57		(2.04)	(1.47)	(0.52)	—	(0.52)	18.74		10/31/18		(7.29)	965,816		0.31		0.31		2.78		4	[f]
	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73		10/31/17		23.55	1,008,677		0.31		0.31		2.75		11
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22		10/31/16		(2.77)	667,204		0.31		0.31		2.97		11
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20		10/31/15		(1.38)	673,860		0.31		0.31		2.84		5
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—	(0.50)	19.15		10/31/14		0.11	746,134		0.31		0.31		3.51		5
Class W:	4/30/19	#	18.37	0.31		1.09	1.40	(0.58)	—	(0.58)	19.19	Class W:	4/30/19	#	7.98 [b]	3,050,961		0.06	[c]	0.00	[c]	3.49	[c]	5
	10/31/18	†	19.95	0.02		(1.60)	(1.58)	—	—	—	18.37		10/31/18	†	(7.92)[b]	2,478,430		0.06	[c]	0.00	[c]	1.15	[c]	4	[f]
#	Unaudited	[b]	The percentages shown for this period are not annualized.
‡	Advisor Class commenced operations on December 4, 2015.	[c]	The percentages shown for this period are annualized.
†	Class W commenced operations on September 28, 2018.	[d]	Amount represents less than $0.01 per share.
[a]	Based on average shares outstanding.	[f]	Does not include in-kind transactions.

50	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	51

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition,

52	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. The Funds will implement the second portion of the rule before the required adoption date, however, this last part of the implementation will not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of April 30, 2019, 100% of the value of investments in the Large-Cap Value Index Fund was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	53

Notes to financial statements

The following table summarizes the market value of the Funds’ investments as of April 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$2,840,920,251	$4,489	$—	$2,840,924,740
Health care	2,769,644,956	2,333	2,424	2,769,649,713
Materials	609,510,510	—	54,153	609,564,663
All other equity investments*	14,423,578,895	—	—	14,423,578,895
Short-term investments	152,699,052	77,321,651	—	230,020,703
Futures contracts**	52,964	—	—	52,964
Total	$20,796,406,628	$77,328,473	$56,577	$20,873,791,678
Large-Cap Growth Index
Equity investments*	$7,090,131,308	$—	$—	$7,090,131,308
Short-term investments	34,326,682	4,096,476	—	38,423,158
Total	$7,124,457,990	$4,096,476	$—	$7,128,554,466
S&P 500 Index
Equity investments*	$5,177,448,348	$—	$—	$5,177,448,348
Short-term investments	2,758,356	6,300,000	—	9,058,356
Futures contracts**	47,943	—	—	47,943
Total	$5,180,254,647	$6,300,000	$—	$5,186,554,647
Small-Cap Blend Index
Equity investments:
Financials	$543,516,188	$9,288	$—	$543,525,476
Health care	445,628,182	7,548	10,998	445,646,728
Materials	113,169,542	—	114,018	113,283,560
All other equity investments*	1,887,636,755	—	—	1,887,636,755
Short-term investments	161,247,304	3,300,000	—	164,547,304
Total	$3,151,197,971	$3,316,836	$125,016	$3,154,639,823
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$139,832,847	$—	$139,832,847
Asia	198,791,108	1,493,653,964	2,843	1,692,447,915
Europe	41,587,145	47,746,416	—	89,333,561
Latin America	—	230,014,004	—	230,014,004
All other equity investments*	56,224,688	180,505,750	919,457	237,649,895
Short-term investments	31,769,815	3,100,000	—	34,869,815
Total	$328,372,756	$2,094,852,981	$922,300	$2,424,148,037
International Equity Index
Equity investments:
Asia	$5,136,590	$3,143,429,063	$—	$3,148,565,653
Australasia	—	874,886,395	—	874,886,395
Europe	51,442,713	6,104,306,217	—	6,155,748,930
All other equity investments*	39,001,380	1,220,491,262	—	1,259,492,642
Short-term investments	627,595,004	223,153,837	—	850,748,841
Futures contracts**	754,147	—	—	754,147
Total	$723,929,834	$11,566,266,774	$—	$12,290,196,608

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

54	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
Derivative contracts	Location	Fair value amount
Equity Index Fund
Equity contracts	Futures contracts*	$52,964
S&P 500 Index Fund
Equity contracts	Futures contracts*	47,943
International Equity Index Fund
Equity contracts	Futures contracts*	754,147

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation	)
Equity Index Fund
Equity contracts	Futures transactions	$4,565,325		$78,749
S&P 500 Index Fund
Equity contracts	Futures transactions	2,590,509		11,936
Small-Cap Blend Index Fund
Equity contracts	Futures transactions	(2,710,808)		1,617,337
International Equity Index Fund
Equity contracts	Futures transactions	14,496,789		3,060,532

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2019, the Equity Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of April 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2019, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	55

Notes to financial statements

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%	0.09%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64	0.25
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—	0.15

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2019, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Equity Index	$271,854,966	$946,489	$(2,636)
Large-Cap Growth Index	103,384,534	58,167,037	919,817
Large-Cap Value Index	33,759,540	49,566,567	2,643,429
S&P 500 Index	43,930,338	1,980,497	129,226
Small-Cap Blend Index	21,366,096	930,311	(2,643)
Emerging Markets Equity Index	15,181,230	5,558,951	(3,025,325)
International Equity Index	34,238,207	45,121,442	(11,351,744)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2019:

Fund	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total
Equity Index	48%	1%	49%
Large-Cap Growth Index	—	4	4
Large-Cap Value Index	—	7	7
S&P 500 Index	—	10	10
Small-Cap Blend Index	—	17	17
Emerging Markets Equity Index	50	1	51
International Equity Index	26	6	32

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2019, two 529 Plans owned 10% and 9%, respectively, of the Equity Index Fund; one 529 Plan owned 6% of the Large-Cap Growth Index Fund; one 529 Plan owned 6% of the Large-Cap Value Index Fund; one 529 Plan owned 8% of the S&P 500 Index Fund; two 529 Plans owned 6% and 6%, respectively, of the Emerging Markets Equity Index Fund; and two 529 Plans owned 6% and 5%, respectively, of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows:

Issue	Value at October 31, 2018	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at April 30, 2019	Value at April 30, 2019
International Equity Index
Short-term investments
Investments in registered investment companies
State Street Navigator Securities Lending Government Money Market Portfolio[c]	$170,140,365‡	$538,836,928	$81,382,289	$ —	$ —	$ —	627,595,004	$627,595,004

[c]	Investments made with cash collateral received from securities on loan.
‡	At October 31, 2018, the issuer was not an affiliated company of the Fund.

56	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of April 30, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$13,236,956,818	$8,156,139,164	$(519,304,304)	$7,636,834,860
Large-Cap Growth Index	4,385,691,841	2,785,735,802	(42,873,177)	2,742,862,625
Large-Cap Value Index	5,243,847,263	1,543,065,698	(339,049,107)	1,204,016,591
S&P 500 Index	3,007,753,067	2,294,551,554	(115,749,974)	2,178,801,580
Small-Cap Blend Index	2,546,806,600	860,373,462	(252,540,239)	607,833,223
Emerging Markets Equity Index	1,987,920,156	597,292,950	(161,065,069)	436,227,881
International Equity Index	10,885,273,736	2,217,091,038	(812,168,166)	1,404,922,872

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2019 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$1,690,353,117	$283,050,013
Large-Cap Growth Index	846,040,550	565,068,704
Large-Cap Value Index	703,776,501	1,024,953,842
S&P 500 Index	126,366,927	127,726,418
Small-Cap Blend Index	489,048,829	268,396,543
Emerging Markets Equity Index	474,311,090	805,372,416
International Equity Index	575,042,627	1,029,645,339

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2018 was as follows:

	10/31/2018
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$276,393,456	$78,056,211	$354,449,667
Large-Cap Growth Index	65,506,265	37,798,948	103,305,213
Large-Cap Value Index	187,722,171	93,599,171	281,321,342
S&P 500 Index	82,388,707	15,486,302	97,875,009
Small-Cap Blend Index	43,523,785	91,765,346	135,289,131
Emerging Markets Equity Index	48,334,175	—	48,334,175
International Equity Index	319,328,123	—	319,328,123

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	57

Notes to financial statements	concluded

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19,

2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2019, there were no borrowings under this credit facility by the Funds.

Note 10—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 11—subsequent event

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

58	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, following which counsel to the Trustees, on the Trustees’ behalf, requested certain additional information from Advisors. Subsequently, at the March 28, 2019 meeting, the Trustees reviewed responses from Advisors to the Board’s follow-up questions and were given the opportunity to, and did, ask additional questions, to which management provided responses.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates, if any; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	59

Approval of investment management agreement (unaudited)

connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services, if any; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance and risk monitoring and management; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board reviewed the performance of each Fund before any reductions for fees and expenses against its

60	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

benchmark index. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. Based on the information provided by Advisors with respect to Advisors’ profitability under the Agreement for each Fund, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may involve less entrepreneurial and other risks on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	61

Approval of investment management agreement (unaudited)

the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. For reference, one basis point equals 0.01%. Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to a Fund during 2018 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee rate were each in the 2nd quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Fund’s contractual management fee rate was in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 3000® Index, differed by +3 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, differed by -1 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and actual management fee rate were each in the 2nd quintile of its Expense Group, while the
Fund’s contractual management fee rate was in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance equaled the performance of its benchmark, the Russell 1000® Value Index.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the S&P 500® Index, differed by -1 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 2000® Index, differed by +4 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 2nd quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 3rd quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by -2 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio,

62	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI EAFE Index, differed by -4 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ■ 2019 Semiannual Report	63

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

64	2019 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services,

Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2019

TIAA-CREF
International Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

	Institutional	Advisor	Premier	Retirement	Retail	Class
Fund name	Class	Class	Class	Class	Class	W
Emerging Markets Debt Fund	TEDNX	TEDHX	TEDPX	TEDTX	TEDLX	TEDVX
International Bond Fund	TIBWX	TIBNX	TIBLX	TIBVX	TIBEX	TIBUX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2019. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of April 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	3

Letter to investors

International fixed-income securities posted steady gains for the six months ended April 30, 2019. Emerging-markets debt generated strong returns as global trade tensions eased and concerns about the pace of economic growth receded. International investment-grade fixed-rate bonds advanced at a solid but more moderate pace. For the six months:

•	Emerging-markets debt securities, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, gained 8.2%. Please see page 7 for benchmark definitions.
•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), rose 4.7%.
•	The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) returned 8.7%, while the TIAA-CREF International Bond Fund (Institutional Class) gained 5.5%. Both outperformed their respective benchmarks.

Emerging-markets debt securities advanced in step with the global equity rally that began in 2019 as concerns about the pace of future economic growth faded. Most emerging-markets currencies grew stronger versus the U.S. dollar as the Federal Reserve adopted a more cautious approach toward further interest-rate increases in 2019.

International investment-grade fixed-rate bonds also benefited from the more optimistic view toward economic growth and the easing of trade tensions during the period. The European Central Bank decided not to increase benchmark interest rates in 2019 and planned to issue new low-cost bank financing later in the year.

International bonds posted mixed results versus U.S. fixed income

Foreign bonds posted mixed results when compared with U.S. fixed-income securities for the six months. International investment-grade debt trailed the 5.5% gain of U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Fed raised the federal funds target rate only once during the reporting period, increasing the key interest-rate measure to 2.25%–2.50% in December 2018. Emerging-markets debt surpassed the 6.1% gain of U.S. high-yield bonds, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index.

A diversified approach to a global market

It can be easy to think of the global economy as a single force moving in a unified direction, and broad-based market swings can sometimes reinforce that perspective. But economies around the world are indeed very different, with individual strengths and weaknesses. Each may respond differently to circumstances such as varying central bank monetary policies and geopolitical

4	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

events; and, in turn, influence fixed-income markets in different ways. In addition, it remains unclear what impact ongoing U.S.-China trade discussions may have on the global economy.

As a result, it can be a challenge for investors to deal with these types of uncertainties. We believe diversification by geography and asset class can be a prudent way for fixed-income investors to better navigate shifts in global bond markets. Furthermore, we believe that a professionally managed portfolio of fixed-income securities within a mutual fund has the potential to help investors achieve their long-term goals. Of course, diversification does not guarantee against market loss.

If you have any questions about your investment in the TIAA-CREF International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to speak with you.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC-registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018–April 30, 2019).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2019

The Emerging Markets Debt Fund returned 8.74% for the Institutional Class, compared with the 8.20% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2019, the Fund returned 3.57% versus 6.01% for the index. The performance table shows returns for all share classes of the Fund.

Emerging-markets debt advanced as economic headwinds subsided

The six-month period can be segmented into two distinct phases. As 2019 began, global economic headwinds facing the asset class abated. U.S. trade tensions with China eased, Italy and the European Union reached a positive budget resolution and the U.S. dollar weakened against most emerging-markets currencies amid a more dovish stance from the U.S. Federal Reserve.

Emerging-markets debt, as measured by the JP Morgan index, advanced only 0.92% during the final two months of 2018, but rebounded substantially during the first four months of 2019 at 7.21%, after a sharp sell-off in December.

Fund produced strong gains and surpassed its benchmark

During the six-month period, the Fund outperformed its benchmark largely due to favorable selection and allocation results within U.S.-currency corporates. Further, selections within U.S.-currency sovereign debt contributed nicely, while allocations within the sector were modestly positive. Out-of-benchmark local-currency selections also benefited during the period.

U.S.-currency corporates were strong contributors. In China, high-yield issuers in the property and retail sectors rebounded from an earlier sell-off. Similarly, high-yield energy and utility issuers in Indonesia also recovered and contributed. Underweight allocations to low-beta China and Malaysia, and an overweight to South Africa, also benefited performance. As it relates to U.S.–currency sovereigns, overweights and selections in Ecuador and Sri Lanka, and underweights to low-beta Oman and high-beta Turkey, helped performance. The Fund’s allocation to local-currency sovereign debt further boosted its relative return, in particular allocations to the Philippines, Ukraine and Mexico.

By contrast, the Fund’s performance was limited by exposure to Digicel, a struggling pan-Caribbean cellular network provider. Allocations to Argentina, both U.S. dollar and local currency, also hurt. While an underweight to Venezuela and PDVSA negatively impacted performance (the Fund exited completely in December); due to the recent imposition of U.S. sanctions, U.S. investors have been barred from transacting in Venezuelan securities since January 28, 2019.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	9

Emerging Markets Debt Fund

Performance as of April 30, 2019

Emerging Markets Debt Fund		Total return			Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year		since inception		gross	net
Institutional Class	9/26/14	8.74%	3.57%		4.93%		0.65%	0.65%
Advisor Class	12/4/15	8.68	3.59		4.92	†	0.71	0.71
Premier Class	9/26/14	8.55	3.33		4.73		0.80	0.80
Retirement Class	9/26/14	8.49	3.31		4.66		0.90	0.90
Retail Class	9/26/14	8.47	3.25		4.57		0.99	0.99
Class W	9/28/18	8.96	3.90	†	5.01	†	0.65	0.00
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	—	8.20	6.01		4.91	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2019

Emerging Markets Debt Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period (11/1/18–4/30/19	* )
Actual return
Institutional Class	$1,000.00	$1,087.35	$3.31
Advisor Class	1,000.00	1,086.81	3.73
Premier Class	1,000.00	1,085.52	4.09
Retirement Class	1,000.00	1,084.93	4.60
Retail Class	1,000.00	1,084.72	4.76
Class W	1,000.00	1,089.58	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.62	3.21
Advisor Class	1,000.00	1,021.22	3.61
Premier Class	1,000.00	1,020.88	3.96
Retirement Class	1,000.00	1,020.38	4.46
Retail Class	1,000.00	1,020.23	4.61
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.64% for the Institutional Class, 0.72% for the Advisor Class, 0.79% for the Premier Class, 0.89% for the Retirement Class, 0.92% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Fund profile

as of 4/30/2019
Net assets	$510.46 million
Portfolio turnover rate*	36%
Number of issues	257
Option-adjusted duration‡	6.44 years
Average maturity§	11.56 years

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	11

Emerging Markets Debt Fund

Portfolio composition
Sector	% of net assets as of 4/30/2019
Corporate bonds	50.0
Foreign government securities	45.1
Short-term investments, other assets & liabilities, net	4.9
Total	100.0

Holdings by country
% of portfolio investments as of 4/30/2019
Brazil	6.9
Indonesia	5.6
Mexico	5.2
South Africa	4.5
Ukraine	3.5
Russia	3.5
Turkey	3.5
Peru	3.3
59 other nations	61.2
Short-term investments	2.8
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 4/30/2019
Less than 1 year	0.3
1–3 years	5.4
3–5 years	18.4
5–10 years	46.4
Over 10 years	29.5
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 4/30/2019
Aa/AA	1.7
A/A	5.6
Baa/BBB	32.0
Ba/BB	25.9
B/B	31.1
Below B/B	0.7
Non-rated	3.0
Total	100.0

12	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the six months ended April 30, 2019

The International Bond Fund returned 5.45% for the Institutional Class, compared with the 4.65% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). For the one-year period ended April 30, 2019, the Fund returned 4.27% versus 5.38% for the index. The performance table shows returns for all share classes of the Fund.

A tale of two periods

The six-month period can be segmented into the significant risk-off sentiment during the final two months of 2018 and the resulting rebound through the beginning of 2019. For the final two months of 2018 and first four months of 2019, international developed-markets (DM) and emerging-markets (EM) bonds, as measured by the Global Aggregate index, advanced 1.60% and 3.00%, respectively. Most economies around the world continued to expand despite concerns about the future pace of growth. Credit markets rallied in 2019, with U.S. and euro high-yield bonds and certain EM sovereign credits seeing particularly strong gains.

Most central banks took a more deliberate and dovish approach toward near-term interest-rate movements. The U.S. Federal Reserve raised the federal funds target rate only once during the six months, boosting the key short-term interest-rate measure to 2.25%–2.50% in December 2018 before shifting to a “patient” approach toward future rate increases in 2019. The European Central Bank left its key interest rates at record low levels, while the Bank of England kept its benchmark rate unchanged at 0.75%.

Fund posted solid gains and outperformed its benchmark

For the six-month period, the Fund earned solid returns and outpaced its benchmark. The Fund’s performance was driven primarily by overweight allocations to euro high-yield corporate bonds, as well as strong security selection in DM peripheral Treasuries like Italy and Greece, along with EM sovereigns, especially Nigeria, Ukraine and Egypt. EM corporate sectors and the investment-grade euro sector also contributed. Duration and yield curve positioning was beneficial, driven by U.S.-dollar duration and complemented by Australian and New Zealand Treasuries.

By contrast, certain positions detracted from the Fund’s performance relative to its benchmark, most notably duration and yield curve positioning in select DM Treasuries—specifically, Japan, the United Kingdom and the eurozone. Overall, hedging costs and some select DM currency exposure also detracted.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	13

International Bond Fund

Performance as of April 30, 2019

International Bond Fund		Total return			Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year		since inception		gross	net
Institutional Class	8/5/16	5.45%	4.27%		2.57%		0.70%	0.65%
Advisor Class	8/5/16	5.33	4.12		2.50		0.80	0.75
Premier Class	8/5/16	5.37	4.17		2.46		0.86	0.80
Retirement Class	8/5/16	5.27	3.99		2.33		0.95	0.90
Retail Class	8/5/16	5.34	3.88		2.27		1.13	1.00
Class W	9/28/18	5.82	4.64	†	2.70	†	0.70	0.00
Bloomberg Barclays Global Aggregate ex-USD Index (Hedged)	—	4.65	5.38		2.54	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its respective inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

14	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Expense example

Six months ended April 30, 2019

International Bond Fund	Beginning account value (11/1/18)	Ending account value (4/30/19)	Expenses paid during period (11/1/18–4/30/19	* )
Actual return
Institutional Class	$1,000.00	$1,054.48	$3.31
Advisor Class	1,000.00	1,053.26	3.61
Premier Class	1,000.00	1,053.67	4.07
Retirement Class	1,000.00	1,052.69	4.58
Retail Class	1,000.00	1,053.41	5.09
Class W	1,000.00	1,058.19	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.57	3.26
Advisor Class	1,000.00	1,021.27	3.56
Premier Class	1,000.00	1,020.83	4.01
Retirement Class	1,000.00	1,020.33	4.51
Retail Class	1,000.00	1,019.84	5.01
Class W	1,000.00	1,024.79	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended April 30, 2019. The Fund’s annualized six-month expense ratios for that period were 0.65% for the Institutional Class, 0.71% for the Advisor Class, 0.80% for the Premier Class, 0.90% for the Retirement Class, 1.00% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Fund profile

as of 4/30/2019
Net assets	$394.74 million
Portfolio turnover rate*	23%
Number of issues	318
Option-adjusted duration‡	7.27 years
Average maturity§	8.84 years

*	The portfolio turnover rate covers the six-month period from November 1, 2018–April 30, 2019, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	15

International Bond Fund

Portfolio composition
Sector	% of net assets as of 4/30/2019
Foreign government securities	69.8
Corporate bonds	21.6
Bank loan obligations	2.6
Short-term investments, other assets & liabilities, net	6.0
Total	100.0

Holdings by country
% of portfolio investments as of 4/30/2019
Japan	16.2
United States	13.2
United Kingdom	7.1
Italy	4.9
France	4.6
Korea, Republic of	4.1
Spain	4.0
Canada	3.8
56 other nations	37.6
Short-term investments	4.5
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 4/30/2019
Less than 1 year	4.7
1–3 years	13.7
3–5 years	17.8
5–10 years	38.0
Over 10 years	25.8
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 4/30/2019
Aaa/AAA	11.8
Aa/AA	20.0
A/A	28.7
Baa/BBB	23.6
Ba/BB	7.2
B/B	8.0
Below B/B	0.4
Non-rated	0.3
Total	100.0

16	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2019

					% of net
Principal		Issuer		Value	assets
BONDS

CORPORATE BONDS
ARGENTINA				$5,445,628	1.0%
AZERBAIJAN				2,300,616	0.5
BAHRAIN
$2,300,000	g	Oil and Gas Holding Co BSCC	7.625%, 11/07/24	2,502,172	0.5
				2,502,172	0.5
BRAZIL				19,843,157	3.8
CHILE
2,850,000	g	Banco del Estado de Chile	2.668%, 01/08/21	2,822,384	0.5
2,600,000	g	Latam Finance Ltd	7.000%, 03/01/26	2,661,750	0.5
		Other		10,250,246	2.0
				15,734,380	3.0
CHINA				12,713,306	2.5
COLOMBIA				8,040,896	1.6
COSTA RICA				959,140	0.2
DOMINICAN REPUBLIC
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750%, 03/30/29	2,610,250	0.5
				2,610,250	0.5
GHANA				2,766,138	0.5
GUATEMALA				2,277,000	0.4
INDIA
2,650,000	g	Azure Power Energy Ltd	5.500%, 11/03/22	2,623,717	0.5
3,000,000	g	Bharti Airtel Ltd	4.375%, 06/10/25	2,972,477	0.6
2,500,000	g	GMR Hyderabad International Airport Ltd	5.375%, 04/10/24	2,487,970	0.5
2,900,000	g	ICICI Bank Ltd	3.800%, 12/14/27	2,811,805	0.5
2,800,000	g	Vedanta Resources Finance II plc	9.250%, 04/23/26	2,814,078	0.5
		Other		2,243,926	0.5
				15,953,973	3.1
INDONESIA				21,161,583	4.1
IRELAND				2,702,292	0.5
ISRAEL				5,023,722	1.0
JAMAICA				819,491	0.2
KAZAKHSTAN
3,000,000	g	KazMunayGas National Co JSC	5.375%, 04/24/30	3,192,765	0.6
		Other		8,293,019	1.6
				11,485,784	2.2
MACAU				3,911,291	0.8

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	17

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2019

						% of net
Principal			Issuer		Value	assets
MALAYSIA
	$3,000,000		1MDB Global Investments Ltd	4.400%, 03/09/23	$2,816,013	0.6%
					2,816,013	0.6
MEXICO
	2,625,000	g	BBVA Bancomer S.A.	5.125%, 01/18/33	2,487,188	0.5
	2,691,000	g	Mexico City Airport Trust	4.250%, 10/31/26	2,620,361	0.5
	7,000,000		Petroleos Mexicanos	4.875%, 01/18/24	6,964,300	1.4
			Other		11,104,864	2.3
					23,176,713	4.7
MOROCCO
	2,800,000	g	OCP S.A.	6.875%, 04/25/44	3,045,400	0.6
					3,045,400	0.6
NETHERLANDS
	2,300,000	g	GTH Finance BV	7.250%, 04/26/23	2,492,105	0.5
					2,492,105	0.5
NIGERIA					2,385,459	0.5
PANAMA					7,052,185	1.4
PERU
PEN	9,000,000	g	Alicorp SAA	6.875%, 04/17/27	2,762,740	0.5
			Other		11,497,799	2.3
					14,260,539	2.8
RUSSIA
	$2,800,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150%, 02/11/26	2,900,696	0.6
			Other		7,233,961	1.4
					10,134,657	2.0
SAUDI ARABIA					2,401,108	0.5
SINGAPORE
	2,500,000	g	BOC Aviation Ltd	3.500%, 10/10/24	2,488,480	0.5
					2,488,480	0.5
SOUTH AFRICA
	6,925,000	g	Eskom Holdings SOC Ltd	5.750%–8.450%, 01/26/21–08/10/28	7,093,281	1.4
	2,800,000	g	Transnet SOC Ltd	4.000%, 07/26/22	2,751,434	0.6
			Other		2,761,531	0.5
					12,606,246	2.5
SPAIN
	2,500,000	g	International Airport Finance S.A.	12.000%, 03/15/33	2,683,750	0.5
					2,683,750	0.5
SWITZERLAND					2,059,861	0.4
THAILAND					2,269,922	0.4
TOGO					2,049,992	0.4
TRINIDAD AND TOBAGO					335,475	0.1

18	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2019

					% of net
Principal		Issuer		Value	assets
TURKEY				$11,362,653	2.2%
UKRAINE				6,361,773	1.3
UNITED ARAB EMIRATES				6,773,327	1.3
UNITED STATES				2,106,011	0.4
		TOTAL CORPORATE BONDS (Cost $255,628,925)		255,112,488	50.0
GOVERNMENT BONDS
ANGOLA
$2,500,000	g	Angolan Government International Bond	9.375%, 05/08/48	2,684,485	0.5
		Other		2,353,133	0.5
				5,037,618	1.0
ARGENTINA
4,000,000		Argentine Republic Government
		International Bond	7.125%, 06/28/17	2,670,000	0.5
		Other		6,567,507	1.2
				9,237,507	1.7
AZERBAIJAN				3,089,324	0.6
BAHRAIN				2,153,420	0.4
BARBADOS				87,000	0.0
BERMUDA
2,500,000	g	Bermuda Government International Bond	4.750%, 02/15/29	2,671,750	0.5
				2,671,750	0.5
BRAZIL
2,150,000		Brazilian Government International Bond	7.125%, 01/20/37	2,515,500	0.5
3,625,000		Brazilian Government International Bond	5.625%, 02/21/47	3,552,500	0.7
		Other		5,420,646	1.1
				11,488,646	2.3
COLOMBIA				2,568,413	0.5
COSTA RICA				2,910,625	0.6
COTE D’IVOIRE
3,280,625	g	Ivory Coast Government International Bond (Step Bond)	5.750%, 12/31/32	3,090,349	0.6
				3,090,349	0.6
CROATIA				2,117,126	0.4
DOMINICAN REPUBLIC
3,160,000	g	Dominican Republic Government International Bond	7.450%, 04/30/44	3,574,750	0.7
85,850,000	g	Dominican Republic Government International Bond	5.875%–11.250%, 04/18/24–02/15/48	7,858,669	1.5
				11,433,419	2.2

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	19

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2019

						% of net
Principal			Issuer		Value	assets
ECUADOR
	$3,500,000	g	Ecuador Government International Bond	10.750%, 01/31/29	$3,902,500	0.8%
	7,400,000	g	Ecuador Government International Bond	7.875%–9.650%, 12/13/26–01/23/28	7,544,750	1.5
			Other		1,856,317	0.3
					13,303,567	2.6
EGYPT
	3,875,000	g	Egypt Government International Bond	5.577%, 02/21/23	3,837,226	0.8
	2,550,000	g	Egypt Government International Bond	8.500%, 01/31/47	2,593,720	0.5
	5,650,000	g	Egypt Government International Bond	6.588%–8.700%, 02/21/28–03/01/49	5,648,078	1.1
					12,079,024	2.4
EL SALVADOR
	3,100,000	g	El Salvador Government International Bond	7.625%, 02/01/41	3,177,500	0.6
					3,177,500	0.6
GHANA
	3,325,000	g	Ghana Government International Bond	8.125%, 03/26/32	3,296,408	0.7
			Other		2,549,079	0.5
					5,845,487	1.2
GREECE
EUR	2,545,000	g	Hellenic Republic Government
			International Bond	3.375%, 02/15/25	2,959,863	0.6
					2,959,863	0.6
GUATEMALA
	$2,650,000	g	Guatemala Government International Bond	4.375%, 06/05/27	2,595,940	0.5
			Other		1,513,125	0.3
					4,109,065	0.8
HONDURAS					3,503,750	0.7
INDONESIA					6,897,088	1.4
IRAQ
	3,350,000	g	Iraq Government International Bond	6.752%, 03/09/23	3,402,025	0.7
			Other		1,550,902	0.3
					4,952,927	1.0
JAMAICA
	2,950,000		Jamaica Government International Bond	8.000%, 03/15/39	3,565,813	0.7
	2,200,000		Jamaica Government International Bond	7.875%, 07/28/45	2,659,250	0.5
					6,225,063	1.2
JORDAN					1,945,320	0.4
KENYA					2,745,967	0.6
KUWAIT					1,530,330	0.3

20	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2019

						% of net
Principal			Issuer		Value	assets
LEBANON
	$3,200,000		Lebanon Government International Bond	6.250%, 11/04/24	$2,667,571	0.5%
			Other		1,582,500	0.3
					4,250,071	0.8
MEXICO
MXN	51,100,000		Mexican Bonos	7.500%, 06/03/27	2,599,185	0.5
					2,599,185	0.5
MONGOLIA					1,546,580	0.3
MOROCCO					2,138,974	0.4
NIGERIA
	$2,725,000	g	Nigeria Government International Bond	6.500%, 11/28/27	2,680,136	0.5
			Other		3,801,146	0.8
					6,481,282	1.3
OMAN					3,161,284	0.6
PAKISTAN
	3,450,000	g	Pakistan Government International Bond	6.875%, 12/05/27	3,418,988	0.7
					3,418,988	0.7
PANAMA					2,406,000	0.5
PARAGUAY
	2,525,000	g	Paraguay Government International Bond	4.700%, 03/27/27	2,630,040	0.5
			Other		1,595,150	0.3
					4,225,190	0.8
PERU					2,157,775	0.4
PHILIPPINES					2,200,240	0.4
POLAND					1,695,856	0.3
QATAR					2,254,657	0.4
REPUBLIC OF SERBIA					5,584,504	1.1
RUSSIA
	6,000,000	g	Russian Foreign Bond-Eurobond
				4.375%–5.250%, 03/21/29–06/23/47	6,155,758	1.2
			Other		1,410,448	0.3
					7,566,206	1.5
RWANDA
	2,500,000	g	Rwanda Government International Bond	6.625%, 05/02/23	2,595,558	0.5
					2,595,558	0.5
SENEGAL					2,729,512	0.6

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	21

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund ■ April 30, 2019

						% of net
Principal			Issuer		Value	assets
SOUTH AFRICA
	$2,350,000		South Africa Government International Bond	5.875%, 09/16/25	$2,476,524	0.5%
ZAR	59,300,000		South Africa Government International Bond	7.000%, 02/28/31	3,482,761	0.7
			Other		4,090,117	0.7
					10,049,402	1.9
SRI LANKA
	$4,000,000	g	Sri Lanka Government International Bond	7.850%, 03/14/29	4,117,736	0.8
			Other		4,315,323	0.9
					8,433,059	1.7
THAILAND					2,351,109	0.4
TURKEY
	2,850,000		Turkey Government International Bond	6.000%, 03/25/27	2,565,932	0.5
			Other		3,611,639	0.7
					6,177,571	1.2
UKRAINE
	5,950,000	g	Ukraine Government International Bond	7.750%, 09/01/25	5,596,689	1.1
			Other		5,744,605	1.1
					11,341,294	2.2
URUGUAY					3,109,908	0.6
UZBEKISTAN					3,446,469	0.7
ZAMBIA					3,223,743	0.7
			TOTAL GOVERNMENT BONDS (Cost $234,680,627)		230,304,565	45.1
			TOTAL BONDS (Cost $490,309,552)		485,417,053	95.1

	Shares		Company
COMMON STOCKS
BRAZIL					314,417	0.0
			TOTAL COMMON STOCKS (Cost $1,044,573)		314,417	0.0

	Principal		Issuer
SHORT-TERM INVESTMENTS
EGYPT					3,679,481	0.7
					3,679,481	0.7
NIGERIA					3,419,130	0.7
					3,419,130	0.7
UNITED STATES
	$7,100,000		Federal Home Loan Bank (FHLB)	2.350%, 05/01/19	7,100,000	1.4
					7,100,000	1.4
			TOTAL SHORT-TERM INVESTMENTS (Cost $14,093,349)		14,198,611	2.8
			TOTAL PORTFOLIO (Cost $505,447,474)		499,930,081	97.9
			OTHER ASSETS & LIABILITIES, NET		10,534,780	2.1
				NET ASSETS	$510,464,861	100.0%

22	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund ■ April 30, 2019

Abbreviation(s):
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Sol
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $371,172,412 or 72.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Bilateral credit default swap contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Purchased

								Upfront
	Terms of	Terms of						premiums		Unrealized
Reference	payments	payments		Maturity	Notional			paid		appreciation
entity	to be paid	to be received	Counterparty	date	amount	(1)	Value	(received	)	(depreciation	)
Petroleos Mexicanos, SA	1.000%	Credit event as specified in contract	Goldman Sachs & Co.	12/20/23	$2,000,000		$115,296	$142,387		$(27,091)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Forward foreign currency contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation	)
	$1,500,000	CNY	10,466,805	Australia and New Zealand Banking Group	11/19/19	$(51,111)

Abbreviation(s):
CNY	Chinese Yuan

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	23

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2019

		% of net
Sector	Value	assets
GOVERNMENT	$230,304,565	45.1%
FINANCIALS	56,048,093	11.0
UTILITIES	49,763,238	9.8
ENERGY	44,853,506	8.8
COMMUNICATION SERVICES	35,758,455	7.0
MATERIALS	19,925,591	3.9
INDUSTRIALS	18,864,894	3.7
CONSUMER DISCRETIONARY	10,477,357	2.0
CONSUMER STAPLES	6,585,002	1.3
REAL ESTATE	6,230,240	1.2
INFORMATION TECHNOLOGY	3,917,279	0.7
HEALTH CARE	3,003,250	0.6
SHORT-TERM INVESTMENTS	14,198,611	2.8
OTHER ASSETS & LIABILITIES, NET	10,534,780	2.1
NET ASSETS	$510,464,861	100.0%

24	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)

International Bond Fund  ■  April 30, 2019

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUSTRALIA	$745,308	0.2%
CANADA	732,552	0.2
IRELAND	529,798	0.1
LUXEMBOURG	962,292	0.3
UNITED KINGDOM	43,216	0.0
UNITED STATES	6,889,936	1.8
TOTAL BANK LOAN OBLIGATIONS (Cost $10,028,494)	9,903,102	2.6
BONDS

CORPORATE BONDS
BRAZIL	1,306,946	0.3
CANADA	1,238,679	0.3
CHILE	1,991,168	0.5
CHINA	2,370,352	0.6
COLOMBIA	321,015	0.1
CZECH REPUBLIC	455,758	0.1
FRANCE	1,010,720	0.3
GERMANY	866,159	0.2
INDIA	1,089,947	0.3
INDONESIA	932,400	0.2
IRELAND	852,125	0.2
ISRAEL	1,134,647	0.3
JAPAN
EUR	1,800,000	z	Takeda Pharmaceutical Co Ltd	1.125%, 11/21/22	2,084,816	0.5
Other	3,932,130	1.0
6,016,946	1.5
KAZAKHSTAN	469,796	0.1
LUXEMBOURG	998,542	0.3
MACAU	527,570	0.1
MEXICO	2,164,531	0.5
NETHERLANDS	503,088	0.1
PANAMA	541,750	0.1
PERU	543,680	0.1
PORTUGAL	1,154,162	0.3
QATAR	297,483	0.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	25

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2019

Principal	Issuer	Value	% of net assets
RUSSIA	$458,909	0.1%
SAUDI ARABIA	257,212	0.1
SINGAPORE	202,915	0.1
SOUTH AFRICA	892,384	0.2
SUPRANATIONAL	1,769,628	0.4
SWEDEN	574,500	0.2
SWITZERLAND	2,233,179	0.6
THAILAND	309,535	0.1
TURKEY	773,705	0.2
UNITED ARAB EMIRATES	927,763	0.2
UNITED KINGDOM	6,194,727	1.6
UNITED STATES	44,266,420	11.2
TOTAL CORPORATE BONDS (Cost $84,871,468)	85,648,341	21.6
GOVERNMENT BONDS
ARGENTINA	918,850	0.2
AUSTRALIA
AUD	3,300,000	Australia Government International Bond	3.000%, 03/21/47	2,586,022	0.6
Other	4,269,257	1.1
6,855,279	1.7
AUSTRIA	2,028,922	0.5
BELGIUM
EUR	1,950,000	g	Kingdom of Belgium Government
International Bond	0.900%, 06/22/29	2,285,308	0.6
Other	3,711,568	0.9
5,996,876	1.5
BERMUDA	1,015,265	0.3
BRAZIL	1,939,700	0.5
CANADA
CAD	8,860,000	Canadian Government International Bond	1.750%, 08/01/20	6,619,836	1.7
Other	6,231,788	1.6
12,851,624	3.3
CHINA	1,456,592	0.4
COTE D’IVOIRE	1,055,948	0.3
CYPRUS	3,209,337	0.8
DOMINICAN REPUBLIC	958,672	0.2
ECUADOR	616,317	0.2
EGYPT	3,132,623	0.8
FINLAND	1,254,192	0.3

26	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2019

Principal			Issuer		Value	% of net assets
FRANCE
EUR	2,340,000		French Republic Government Bond OAT	1.000%, 05/25/21	$2,654,082	0.7%
	4,500,000		French Republic Government Bond OAT	0.500%, 05/25/25	5,239,193	1.3
	3,775,000		French Republic Government Bond OAT	0.750%, 11/25/28	4,411,559	1.1
	1,850,000	g	French Republic Government Bond OAT	2.000%, 05/25/48	2,403,122	0.6
			Other		1,980,598	0.5
					16,688,554	4.2
GERMANY
	$5,000,000		Kreditanstalt fuer Wiederaufbau	1.875%, 12/15/20	4,961,342	1.2
			Other		1,850,879	0.5
					6,812,221	1.7
GHANA					1,779,077	0.4
GREECE
EUR	2,525,000	g	Hellenic Republic Government International Bond	4.375%, 08/01/22	3,069,205	0.8
	2,800,000	g	Hellenic Republic Government International Bond	3.375%, 02/15/25	3,256,431	0.8
			Other		1,554,343	0.4
					7,879,979	2.0
HONDURAS					1,471,500	0.4
INDIA					403,633	0.1
INDONESIA					3,523,034	0.9
ISRAEL
ILS	5,250,000		Israel Government International Bond	5.500%, 01/31/42	2,147,362	0.5
			Other		1,010,278	0.3
					3,157,640	0.8
ITALY
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro	0.350%, 06/15/20	2,332,869	0.6
	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050%, 04/15/21	3,668,426	0.9
	4,275,000		Italy Buoni Poliennali Del Tesoro	2.450%, 10/01/23	4,995,372	1.3
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	4,196,778	1.1
	3,525,000	g	Italy Buoni Poliennali Del Tesoro
			2.950%–3.850%, 09/01/38–09/01/49		3,994,411	1.0
					19,187,856	4.9
JAPAN
JPY	738,150,000		Japan Government Five Year Bond	0.200%, 06/20/19	6,629,713	1.7
	628,000,000		Japan Government Five Year Bond	0.100%, 06/20/23	5,701,323	1.4
	650,450,000		Japan Government Ten Year Bond	0.100%, 09/20/26	5,948,720	1.5
	557,000,000		Japan Government Ten Year Bond	0.100%, 06/20/28	5,086,998	1.3
	289,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	3,513,389	0.9
	457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	4,094,922	1.0
	313,000,000		Japan Government Thirty Year Bond	0.700%, 06/20/48	2,927,367	0.7
	249,600,000		Japan Government Twenty Year Bond	1.900%, 03/22/21	2,328,297	0.6
	340,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	3,531,187	0.9
	229,000,000		Japan Government Twenty Year Bond	1.800%, 09/20/31	2,496,169	0.6

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	27

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2019

Principal			Issuer		Value	% of net assets
JAPAN—continued
JPY	278,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	$2,629,025	0.7%
	256,000,000		Japan Government Twenty Year Bond	0.500%, 06/20/38	2,362,471	0.6
	660,000,000		Japan Government Twenty Year Bond	0.700%, 09/20/38	6,302,637	1.6
			Other		3,054,520	0.8
					56,606,738	14.3
KAZAKHSTAN					702,144	0.2
KOREA, REPUBLIC OF
KRW	3,210,000,000		Korea Treasury Bond	2.000%, 03/10/21	2,760,781	0.7
	5,764,500,000		Korea Treasury Bond	1.375%, 09/10/21	4,893,876	1.2
	2,655,000,000		Korea Treasury Bond	2.625%, 06/10/28	2,414,585	0.6
	5,620,000,000		Korea Treasury Bond	1.500%–2.375%, 09/10/23–12/10/28	4,870,110	1.2
			Other		991,949	0.3
					15,931,301	4.0
LEBANON					1,155,298	0.3
MALAYSIA					2,281,485	0.6
MEXICO					3,065,336	0.8
NETHERLANDS					2,512,609	0.6
NEW ZEALAND					2,034,276	0.5
NIGERIA					1,303,185	0.3
NORWAY
NOK	29,500,000	g	Norway Government International Bond	2.000%, 04/26/28	3,504,778	0.9
					3,504,778	0.9
PANAMA					1,002,500	0.3
PARAGUAY					967,550	0.2
PERU					1,630,864	0.4
PHILIPPINES					2,910,162	0.7
POLAND
PLN	8,165,000		Poland Government International Bond	4.000%, 10/25/23	2,295,749	0.6
			Other		2,805,094	0.7
					5,100,843	1.3
PORTUGAL
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950%, 06/15/29	2,177,589	0.6
					2,177,589	0.6
QATAR					1,127,328	0.3
REPUBLIC OF SERBIA					1,224,672	0.3
SAUDI ARABIA
	$2,000,000	g	Saudi Government International Bond	4.500%, 04/17/30	2,108,418	0.5
					2,108,418	0.5
SENEGAL					1,108,071	0.3

28	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2019

Principal			Issuer		Value	% of net assets
SINGAPORE
SGD	5,520,000		Singapore Government International Bond
				1.750%–2.625%, 07/01/20–05/01/28	$4,088,311	1.0%
					4,088,311	1.0
SOUTH AFRICA					2,288,081	0.6
SPAIN
EUR	2,985,000		Spain Government International Bond	0.400%, 04/30/22	3,408,998	0.9
	4,600,000	g	Spain Government International Bond	2.750%, 10/31/24	5,881,168	1.5
	2,025,000	g	Spain Government International Bond	2.700%, 10/31/48	2,535,752	0.6
			Other		3,836,226	1.0
					15,662,144	4.0
SRI LANKA					1,010,100	0.3
SUPRANATIONAL
NZD	3,177,000		International Bank for Reconstruction & Development
				3.375%, 01/25/22	2,199,606	0.6
			Other		4,555,850	1.1
					6,755,456	1.7
SWEDEN					3,200,789	0.8
THAILAND
THB	104,500,000		Thailand Government International Bond	2.400%, 12/17/23	3,315,509	0.8
			Other		2,616,939	0.7
					5,932,448	1.5
UNITED KINGDOM
GBP	2,000,000		United Kingdom Gilt	1.750%, 07/22/19	2,613,629	0.7
	2,310,000		United Kingdom Gilt	1.500%, 01/22/21	3,050,472	0.8
	1,600,000		United Kingdom Gilt	0.500%, 07/22/22	2,067,671	0.5
	1,275,000		United Kingdom Gilt	4.250%, 12/07/27	2,097,078	0.5
	1,230,000		United Kingdom Gilt	4.750%, 12/07/30	2,202,561	0.6
	1,775,000		United Kingdom Gilt	4.250%, 03/07/36	3,241,218	0.8
	3,035,000		United Kingdom Gilt	1.500%, 07/22/47	3,792,401	0.9
	1,600,000		United Kingdom Gilt	1.750%, 07/22/57	2,172,731	0.6
					21,237,761	5.4
URUGUAY					1,128,512	0.3
UZBEKISTAN					1,470,758	0.4
			TOTAL GOVERNMENT BONDS (Cost $275,280,500)		275,423,198	69.8
			TOTAL BONDS (Cost $360,151,968)		361,071,539	91.4

SHORT-TERM INVESTMENTS
EGYPT
EGP	85,650,000	j	Egypt Treasury Bill	0.000%, 06/11/19–03/3/20	4,612,899	1.2
					4,612,899	1.2
NIGERIA					3,143,275	0.8

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	29

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2019

Principal	Issuer		Value	% of net assets
UNITED STATES
$9,600,000	Federal Home Loan Bank (FHLB)	2.300%, 05/01/19	$9,600,000	2.4%
			9,600,000	2.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,169,275)		17,356,174	4.4
	TOTAL PORTFOLIO (Cost $387,349,737)		388,330,815	98.4
	OTHER ASSETS & LIABILITIES, NET		6,407,830	1.6
		NET ASSETS	$394,738,645	100.0%

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $93,328,195 or 23.6% of net assets.
j	Zero coupon
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund (see Note 1).

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations

30	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	concluded

International Bond Fund  ■  April 30, 2019

Forward foreign currency contracts outstanding as of April 30, 2019 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$5,959,066	THB	190,738,373	Australia and New Zealand Banking Group	05/31/19	$(19,631)
	$6,242	AUD	8,854	Australia and New Zealand Banking Group	06/28/19	(8)
	$529,083	EUR	471,666	Australia and New Zealand Banking Group	06/28/19	(2,656)
	$1,198,630	EUR	1,069,839	Australia and New Zealand Banking Group	06/28/19	(7,468)
	$26,016,143	GBP	20,034,826	Australia and New Zealand Banking Group	06/28/19	(191,334)
	$4,789,864	NZD	7,239,009	Australia and New Zealand Banking Group	06/28/19	(50,326)
EUR	496,490		$554,315	Australia and New Zealand Banking Group	05/03/19	2,696
Total						$(268,727)
	$3,174,726	ILS	11,453,029	Bank of America	05/31/19	$(15,089)
	$15,201,659	KRW	17,484,036,073	Bank of America	05/31/19	171,325
Total						$156,236
	$5,218,394	PLN	19,956,944	Citibank, N.A.	05/31/19	$(8,783)
	$4,113,110	SGD	5,587,804	Citibank, N.A.	05/31/19	2,617
	$587,810	ZAR	8,482,718	Citibank, N.A.	05/31/19	(3,009)
	$9,953,307	AUD	14,139,004	Citibank, N.A.	06/28/19	(27,964)
	$47,831,898	JPY	5,324,268,073	Citibank, N.A.	06/28/19	(196,111)
	$1,788,588	NOK	15,333,823	Citibank, N.A.	06/28/19	7,093
	$3,229,461	SEK	30,192,134	Citibank, N.A.	06/28/19	35,206
Total						$(190,951)
	$133,098,897	EUR	118,271,338	Morgan Stanley	06/28/19	$(235,883)
Total						$(235,883)
	$12,801,572	CAD	17,191,922	Toronto Dominion Bank	06/28/19	$(50,780)
Total						$(50,780)
Total						$(590,105)

Abbreviation(s):		SEK	Swedish Krona
AUD	Australian Dollar	SGD	Singapore Dollar
CAD	Canadian Dollar	THB	Thai Baht
EUR	Euro	ZAR	South African Rand
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	31

Consolidated summary of market values by sector (unaudited)

International Bond Fund  ■  April 30, 2019

Sector	Value	% of net assets
GOVERNMENT	$275,423,198	69.8%
FINANCIALS	22,400,442	5.7
HEALTH CARE	14,109,333	3.6
INDUSTRIALS	12,279,992	3.0
MATERIALS	8,396,945	2.1
COMMUNICATION SERVICES	7,476,560	1.9
CONSUMER DISCRETIONARY	7,374,557	1.9
INFORMATION TECHNOLOGY	6,333,032	1.6
ENERGY	5,618,992	1.4
CONSUMER STAPLES	4,637,923	1.2
REAL ESTATE	3,813,687	1.0
UTILITIES	3,109,980	0.8
SHORT-TERM INVESTMENTS	17,356,174	4.4
OTHER ASSETS & LIABILITIES, NET	6,407,830	1.6
NET ASSETS	$394,738,645	100.0%

32	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2019

	Emerging Markets	International
	Debt Fund	Bond Fund	§
ASSETS
Portfolio investments, at value†	$499,930,081	$388,330,815
Cash	26,250	197,044
Cash – foreign^	—	13,392
Receivable from securities transactions	—	2,592,776
Receivable from Fund shares sold	5,817,243	6,026,345
Dividends and interest receivable	7,136,459	2,715,690
Unrealized appreciation on forward foreign currency contracts	—	218,937
Due from affiliates	36,354	34,475
Swap premiums paid	142,387	—
Other	10,667	5,094
Total assets	513,099,441	400,134,568

LIABILITIES
Management fees payable	37,771	29,216
Service agreement fees payable	1,622	206
Distribution fees payable	6,755	241
Due to affiliates	33,719	32,866
Payable for securities transactions	2,327,630	3,856,328
Payable for delayed delivery securities	—	553,909
Payable for Fund shares redeemed	41,575	1,096
Unrealized depreciation on swap agreements	27,091	—
Payable for trustee compensation	10,796	5,388
Unrealized depreciation on forward foreign currency contracts	51,111	809,042
Accrued expenses and other payables	96,510	107,631
Total liabilities	2,634,580	5,395,923
NET ASSETS	$510,464,861	$394,738,645

NET ASSETS CONSIST OF:
Paid-in-capital	$517,000,535	$391,006,219
Total distributable earnings (loss)	(6,535,674)	3,732,426
NET ASSETS	$510,464,861	$394,738,645
§ Consolidated statement of assets and liabilities (see Note 1)
† Portfolio investments, cost	$505,447,474	$387,349,737
^ Foreign cash, cost	$—	$13,381

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	33

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds ■ April 30, 2019

	Emerging Markets	International
	Debt Fund	Bond Fund	§

INSTITUTIONAL CLASS:
Net assets	$26,403,380	$646,679
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,711,579	64,915
Net asset value per share	$9.74	$9.96

ADVISOR CLASS:
Net assets	$7,789,870	$130,372
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	798,268	13,097
Net asset value per share	$9.76	$9.95

PREMIER CLASS:
Net assets	$907,707	$103,025
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	93,354	10,285
Net asset value per share	$9.72	$10.02

RETIREMENT CLASS:
Net assets	$15,827,827	$5,460,244
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,626,789	548,703
Net asset value per share	$9.73	$9.95

RETAIL CLASS:
Net assets	$32,033,469	$1,112,477
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,292,113	111,722
Net asset value per share	$9.73	$9.96

CLASS W:
Net assets	$427,502,608	$387,285,848
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,879,777	38,801,670
Net asset value per share	$9.74	$9.98

34	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2019

Emerging Markets		International
	Debt Fund	Bond Fund §

INVESTMENT INCOME
Interest*	$15,975,084	$4,683,574
Total income	15,975,084	4,683,574

EXPENSES
Management fees	1,265,890	1,002,411
Shareholder servicing — Institutional Class	386	91
Shareholder servicing — Advisor Class	2,107	34
Shareholder servicing — Premier Class	14	10
Shareholder servicing — Retirement Class	18,858	6,099
Shareholder servicing — Retail Class	3,219	1,652
Shareholder servicing — Class W	814	1,807
Distribution fees — Premier Class	720	75
Distribution fees — Retail Class	22,624	1,311
Administrative service fees	44,394	43,499
Trustee fees and expenses	3,603	3,033
Other expenses	152,561	156,080
Total expenses	1,515,190	1,216,102
Less: Expenses reimbursed by the investment adviser	(1,274,148)	(1,180,655)
Net expenses	241,042	35,447
Net investment income (loss)	15,734,042	4,648,127

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(3,653,704)	153,607
Forward foreign currency contracts	(9,565)	4,972,567
Swap contracts	(3,362)	—
Foreign currency transactions	(1,702,106)	(761,945)
Net realized gain (loss) on total investments	(5,368,737)	4,364,229
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	28,770,599	13,330,690
Forward foreign currency contracts	(43,319)	(1,537,160)
Swap contracts	(27,091)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	17,394	13,930
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	28,717,583	11,807,460
Net realized and unrealized gain (loss) on total investments	23,348,846	16,171,689
Net increase (decrease) in net assets from operations	$39,082,888	$20,819,816
* Net of foreign withholding taxes of	$102,346	$73,319
§ Consolidated statement of operations (see Note 1)
‡ Includes net change in unrealized foreign capital gains taxes of	$(320)	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended April 30, 2019

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$15,734,042	$24,001,998	$4,648,127	$5,475,152
Net realized gain (loss) on total investments		(5,368,737)	(4,036,739)	4,364,229	9,640,145
Net change in unrealized appreciation (depreciation) on total investments		28,717,583	(42,746,516)	11,807,460	(15,186,244)
Net increase (decrease) in net assets from operations		39,082,888	(22,781,257)	20,819,816	(70,947)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends to shareholders:	Institutional Class	(470,972)	(26,939,465)	(12,316)	(5,821,836)
	Advisor Class	(114,715)	(181,036)	(2,784)	(9,010)
	Premier Class	(23,701)	(44,435)	(2,695)	(7,343)
	Retirement Class	(348,507)	(1,243,094)	(113,934)	(56,301)
	Retail Class	(336,703)	(341,382)	(26,070)	(19,119)
	Class W†	(11,196,338)	—	(10,478,616)	—
Total distributions		(12,490,936)	(28,749,412)	(10,636,415)	(5,913,609)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	10,041,128	201,512,736	181,851	172,727,623
	Advisor Class	6,795,081	14,927,035	25,319	247
	Premier Class	17,346	890,370	—	—
	Retirement Class	2,344,328	10,057,694	1,211,546	3,869,271
	Retail Class	29,852,189	14,310,576	102,611	609,113
	Class W†	46,228,718	1,691,394	89,001,290	4,937,270
Reinvestments of distributions:	Institutional Class	410,319	7,628,108	12,050	7,348
	Advisor Class	112,195	172,891	62	43
	Premier Class	18,165	26,332	—	—
	Retirement Class	348,290	1,242,381	113,643	49,877
	Retail Class	335,781	333,619	24,937	12,220
Transfers in connection with new class:	Institutional Class	—	(421,998,381)	—	(348,913,039)
	Class W†	—	421,998,381	—	348,913,039
Redemptions:	Institutional Class	(2,146,144)	(68,822,662)	(48,500)	(62,452,417)
	Advisor Class	(1,851,258)	(12,166,729)	—	(882,000)
	Premier Class	(223,032)	(163,393)	—	(881,000)
	Retirement Class	(2,387,303)	(7,760,638)	(335,309)	(2,385,799)
	Retail Class	(5,351,519)	(9,020,526)	(120,475)	(1,209,533)
	Class W†	(43,077,508)	(14,137,642)	(48,024,606)	(16,610,566)
Net increase (decrease) from shareholder transactions		41,466,776	140,721,546	42,144,419	97,791,697
Net increase (decrease) in net assets		68,058,728	89,190,877	52,327,820	91,807,141

NET ASSETS
Beginning of period		442,406,133	353,215,256	342,410,825	250,603,684
End of period		$510,464,861	$442,406,133	$394,738,645	$342,410,825

36	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended April 30, 2019

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2019	October 31, 2018	April 30, 2019	October 31, 2018
		(unaudited )		(unaudited )

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,052,392	20,889,020	18,539	17,505,164
	Advisor Class	726,789	1,478,253	2,581	—
	Premier Class	1,861	92,091	—	—
	Retirement Class	246,179	989,664	125,467	391,431
	Retail Class	3,136,172	1,440,863	10,620	61,596
	Class W†	4,851,413	170,939	9,145,771	520,000
Shares reinvested:	Institutional Class	44,234	757,281	1,267	750
	Advisor Class	12,043	17,679	7	4
	Premier Class	1,974	2,763	—	—
	Retirement Class	37,659	126,149	11,950	5,099
	Retail Class	35,394	34,526	2,620	1,246
Shares transferred in connection with new class:	Institutional Class	—	(45,037,181)	—	(35,817,067)
	Class W†	—	45,037,181	—	35,817,067
Shares redeemed:	Institutional Class	(218,394)	(7,049,854)	(4,988)	(6,308,778)
	Advisor Class	(193,840)	(1,256,093)	—	(89,725)
	Premier Class	(23,868)	(17,183)	—	(89,715)
	Retirement Class	(251,152)	(796,406)	(34,395)	(242,670)
	Retail Class	(568,816)	(937,455)	(12,402)	(123,208)
	Class W†	(4,645,634)	(1,534,122)	(4,970,023)	(1,711,144)
Net increase (decrease) from shareholder transactions		4,244,406	14,408,115	4,297,014	9,920,050
†	Class W commenced operations on September 28, 2018.
§	Consolidated statement of changes in net assets (see Note 1)

38	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	39

Financial highlights

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period (in		Gross		Net		income		turnover
ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period	return	thousands	)	expenses		expenses		(loss	)	rate
EMERGING MARKETS DEBT FUND
Institutional Class:
4/30/19	#	$9.18	$0.29		$0.50	$0.79	$(0.23)	$—	$(0.23)	$9.74	8.74%[b]	$26,403		0.64%[c]		0.64%[c]		6.31%[c]		36%[b]
10/31/18		10.47	0.58		(1.13)	(0.55)	(0.53)	(0.21)	(0.74)	9.18	(5.58)	16,835		0.65		0.65		5.82		75
10/31/17		10.09	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.47	9.68	337,784		0.65		0.65		5.86		126
10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93	273,626		0.68		0.65		6.02		125
10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—	(0.36)	9.36	(3.15)	210,295		0.66		0.65		5.35		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	53,371		8.89	[c]	0.65	[c]	4.07	[c]	3	[b]
Advisor Class:
4/30/19	#	9.20	0.29		0.50	0.79	(0.23)	—	(0.23)	9.76	8.68 [b]	7,790		0.72	[c]	0.72	[c]	6.23	[c]	36	[b]
10/31/18		10.48	0.59		(1.14)	(0.55)	(0.52)	(0.21)	(0.73)	9.20	(5.56)	2,330		0.71		0.71		5.94		75
10/31/17		10.10	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141		0.70		0.70		5.81		126
10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05 [b]	113		0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
4/30/19	#	9.17	0.29		0.48	0.77	(0.22)	—	(0.22)	9.72	8.55 [b]	908		0.79	[c]	0.79	[c]	6.14	[c]	36	[b]
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.52)	(0.21)	(0.73)	9.17	(5.72)	1,040		0.80		0.80		5.74		75
10/31/17		10.08	0.58		0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373		0.82		0.80		5.71		126
10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78	257		0.84		0.80		5.91		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.44)	957		0.86		0.80		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,004		10.26	[c]	0.80	[c]	3.70	[c]	3	[b]
Retirement Class:
4/30/19	#	9.18	0.28		0.49	0.77	(0.22)	—	(0.22)	9.73	8.49 [b]	15,828		0.89	[c]	0.89	[c]	6.05	[c]	36	[b]
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.51)	(0.21)	(0.72)	9.18	(5.73)	14,626		0.90		0.90		5.55		75
10/31/17		10.08	0.57		0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333		0.90		0.90		5.63		126
10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69	7,635		0.93		0.90		5.66		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.51)	2,351		0.94		0.90		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,218		10.22	[c]	0.90	[c]	3.70	[c]	3	[b]
Retail Class:
4/30/19	#	9.18	0.28		0.49	0.77	(0.22)	—	(0.22)	9.73	8.47 [b]	32,033		0.92	[c]	0.92	[c]	6.05	[c]	36	[b]
10/31/18		10.46	0.55		(1.12)	(0.57)	(0.50)	(0.21)	(0.71)	9.18	(5.79)	6,326		0.99		0.99		5.63		75
10/31/17		10.08	0.56		0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585		1.17		1.00		5.50		126
10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61	1,571		1.01		0.99		5.63		125
10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—	(0.33)	9.35	(3.59)	1,257		0.97		0.97		4.96		115
10/31/14	*	10.00	0.03		0.01	0.04	—	—	—	10.04	0.40 [b]	1,114		10.33	[c]	1.00	[c]	3.53	[c]	3	[b]
Class W:
4/30/19	#	9.19	0.32		0.49	0.81	(0.26)	—	(0.26)	9.74	8.96 [b]	427,503		0.64	[c]	0.00	[c]	6.94	[c]	36	[b]
10/31/18	††	9.37	0.05		(0.23)	(0.18)	—	—	—	9.19	(1.92)[b]	401,249		0.64	[c]	0.00	[c]	6.37	[c]	75

40	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	41

Financial highlights	concluded

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period (in		Gross		Net		income		turnover
ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period	return	thousands	)	expenses		expenses		(loss	)	rate
INTERNATIONAL BOND FUND§
Institutional Class:
4/30/19	#	$9.71	$0.09		$0.43	$0.52	$(0.27)	$—	$(0.27)	$9.96	5.45%[b]	$647		0.70%[c]		0.65%[c]		1.93%[c]		23%[b]
10/31/18		9.89	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.71	0.07	487		0.70		0.65		1.87		62
10/31/17		9.87	0.16		0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048		0.70		0.65		1.64		133
10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]	227,410		1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
4/30/19	#	9.71	0.09		0.41	0.50	(0.26)	—	(0.26)	9.95	5.33 [b]	130		0.72	[c]	0.71	[c]	1.86	[c]	23	[b]
10/31/18		9.90	0.18		(0.18)	0.00 [d]	(0.19)	—	(0.19)	9.71	(0.06)	102		0.71		0.66		1.83		62
10/31/17		9.87	0.16		0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992		0.70		0.65		1.66		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
4/30/19	#	9.77	0.09		0.42	0.51	(0.26)	—	(0.26)	10.02	5.37 [b]	103		0.83	[c]	0.80	[c]	1.77	[c]	23	[b]
10/31/18		9.89	0.17		(0.17)	0.00 [d]	(0.12)	—	(0.12)	9.77	(0.04)	100		0.86		0.80		1.69		62
10/31/17		9.87	0.15		0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989		0.84		0.79		1.51		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
4/30/19	#	9.71	0.08		0.42	0.50	(0.26)	—	(0.26)	9.95	5.27 [b]	5,460		0.91	[c]	0.90	[c]	1.67	[c]	23	[b]
10/31/18		9.88	0.16		(0.18)	(0.02)	(0.15)	—	(0.15)	9.71	(0.18)	4,326		0.95		0.90		1.61		62
10/31/17		9.86	0.14		0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883		0.95		0.90		1.44		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,389		2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
4/30/19	#	9.71	0.08		0.43	0.51	(0.26)	—	(0.26)	9.96	5.34 [b]	1,112		1.23	[c]	1.00	[c]	1.57	[c]	23	[b]
10/31/18		9.88	0.15		(0.18)	(0.03)	(0.14)	—	(0.14)	9.71	(0.36)	1,077		1.13		1.00		1.50		62
10/31/17		9.86	0.14		0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692		0.96		0.90		1.42		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,144		4.29	[c]	1.00	[c]	0.75	[c]	18	[b]
Class W:
4/30/19	#	9.71	0.12		0.43	0.55	(0.28)	—	(0.28)	9.98	5.82 [b]	387,286		0.66	[c]	0.00	[c]	2.57	[c]	23	[b]
10/31/18	††	9.74	0.02		(0.05)	(0.03)	—	—	—	9.71	(0.31)[b]	336,319		0.67	[c]	0.00	[c]	2.98	[c]	62

#	Unaudited
*	The Fund commenced operations on September 26, 2014.
§	Consolidated financial highlights (see Note 1)
†	The Fund commenced operations on August 5, 2016.
††	Class W commenced operations on September 28, 2018.
‡	Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

42	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	43

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent

44	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	45

Notes to financial statements (unaudited)

compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933.The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of April 30, 2019, the net assets of the Subsidiary were $28,179,830 representing 7% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$28,440,963
Net assets	$28,179,830
Net investment income (loss)	$288,561
Net realized gain (loss)	$(149,515)
Net change in unrealized appreciation (depreciation)	$1,096,561

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial

46	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. The Funds will implement the second portion of the rule before the required adoption date, however, this last part of the implementation will not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	47

Notes to financial statements (unaudited)

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Funds’ investments as of April 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$115,191,755	$626,737	$115,818,492
Asia	—	106,483,826	—	106,483,826
Europe	—	75,239,511	—	75,239,511
Latin America	314,417	183,968,742	1,800,471	186,083,630
North America	—	2,106,011	—	2,106,011
Short-term investments	—	14,198,611	—	14,198,611
Swap contracts**	—	(27,091)	—	(27,091)
Forward foreign currency contracts**	—	(51,111)	—	(51,111)
Total	$314,417	$497,110,254	$2,427,208	$499,851,879
International Bond
Africa/Middle East	$—	$21,725,157	$—	$21,725,157
Asia	—	117,125,722	745,308	117,871,030
Europe	—	135,246,787	43,216	135,290,003
Latin America	—	21,584,156	—	21,584,156
North America	—	65,687,360	291,851	65,979,211
All other debt investments*	—	8,525,084	—	8,525,084
Short-term investments	—	17,356,174	—	17,356,174
Forward foreign currency contracts**	—	(590,105)	—	(590,105)
Total	$—	$386,660,335	$1,080,375	$387,740,710
*	For detailed categories, see the accompanying Consolidated summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

48	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Emerging Markets Debt Fund
Credit contracts			Swap contracts	$(27,091)
Foreign-exchange contracts			Forward foreign currency contracts	(51,111)
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$218,937	Forward foreign currency contracts	(809,042)

For the period ended April 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation )
Emerging Markets Debt Fund
Forward contracts	Forward foreign currency contracts	$(9,565)	$(43,319)
Credit contracts	Swap contracts	(3,362)	(27,091)
International Bond Fund
Forward contracts	Forward foreign currency contracts	4,972,567	(1,537,160)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2019, the Emerging Markets Debt and International Bond Funds had exposure to forwards, based on underlying notional values, generally between 0% and 1% and 69% and 75%, respectively. The forward contracts outstanding as of April 30, 2019 are disclosed in the summary portfolio of investments and the full schedules of investments.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	49

Notes to financial statements (unaudited)

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended April 30, 2019, the Emerging Markets Debt Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0%

50	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

and 1% of net assets. The credit default swap contracts outstanding as of April 30, 2019 are disclosed in the summary portfolio of investments and the full schedule of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement, with respect to each Fund, Advisors provides asset management services to the Funds for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2019, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	51

Notes to financial statements (unaudited)

	Investment management fee range		Investment management fee–effective rate	Service agreement fee	Distribution fee
				Retirement Class	Premier Class	Retail Class
Emerging Markets Debt	0.45%–0.55%		0.55%	0.25%	0.15%	0.25%
International Bond	0.45–0.55	[a]	0.55	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Emerging Markets Debt	0.65%	0.80%	0.80%	0.90%	1.00%	0.65%
International Bond	0.65	0.80	0.80	0.90	1.00	0.65
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
[a]	Prior to March 1, 2019, the investment management fee range for the International Bond Fund was 0.50%-0.55% of average daily net assets.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2019, the Funds did not have any security transactions with affiliated entities.

At the commencement of operations of the International Bond Fund, TIAA, an affiliate, invested in the Fund. During the period ended April 30, 2019, TIAA received total proceeds of $3,703,000 from redemptions. The following is the percentage of the Fund’s shares owned by affiliates as of April 30, 2019:

Underlying Fund	TIAA-CREF Lifecycle Funds
Emerging Markets Debt	84%
International Bond	98%

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery

52	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Emerging Markets Debt	$505,616,322	$12,137,965	$(17,732,930)	$(5,594,965)
International Bond	386,778,291	7,015,131	(6,052,712)	962,419

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2019 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Emerging Markets Debt	$192,050,809	$160,625,562
International Bond	113,229,751	79,156,331

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2018 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$26,504,045	$2,245,367	$28,749,412
International Bond	5,913,609	—	5,913,609

The tax character of the fiscal year 2019 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	53

Notes to financial statements (unaudited)

volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2019, there were no borrowings under this credit facility by the Funds.

Note 10—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

54	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

Note 11—subsequent events

Effective June 18, 2019, the line of credit that each fund participates in will be reduced to $1 billion of an unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility will expire on June 16, 2020.

Advisors has agreed to implement voluntary waivers reducing the expense cap for the Funds for one year effective May 1, 2019. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each fund is as follows:

Fund	Waiver	Maximum expense amounts
Emerging Markets Debt – Retirement Class	0.02%	0.88%
International Bond – Institutional Class	0.05%	0.60%
International Bond – Advisor Class	0.20%	0.60%
International Bond – Retirement Class	0.03%	0.87%
International Bond – Retail Class	0.02%	0.98%
International Bond – Class W	0.05%	0.60%

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	55

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data

56	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates, if any; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	57

Approval of investment management agreement (unaudited)

payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers, if any; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions

58	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance and risk monitoring and management; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	59

Approval of investment management agreement (unaudited)

operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board also noted the contractual reduction of the management fee rate at each breakpoint in the breakpoint schedule of each Fund effective March 1, 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had calculated that it had incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it had incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances,

60	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived.

Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. In this regard, the Board recognized that Advisors calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2018. The Board also considered that while each Fund’s management fee rate schedule included breakpoints (which, as noted above, were reduced for each Fund effective March 1, 2019), neither Fund had yet reached the asset level for the first breakpoint. (Management fee rate “breakpoints” result in a Fund paying a lower management fee rate above the designated breakpoint levels.) The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board reviewed the management fee rates Advisors charges to a UCITS series that has a similar mandate to the Emerging Markets Debt Fund and the performance of this series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may involve less entrepreneurial and other risks on the part of Advisors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; and/or (5) may target different investors.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	61

Approval of investment management agreement (unaudited)

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculations indicating that it incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Emerging Markets Debt Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The rates at each breakpoint were contractually reduced effective March 1, 2019. At its December 31, 2018 asset level, the Fund had not reached any of its management fee rate breakpoints.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the universe of comparable funds identified by

62	2019 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

Broadridge for expense comparison purposes (“Expense Universe”). The Fund’s actual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 3rd and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

International Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The rates at each breakpoint were contractually reduced effective March 1, 2019. At its December 31, 2018 asset level, the Fund had not reached any of its management fee rate breakpoints.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 1st and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 3rd quintiles of its Performance Group for the one-year and since-inception periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for both the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF International Fixed-Income Funds ■ 2019 Semiannual Report	63

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How to reach us

Websites

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800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.6%
274,568		Aptiv plc	$23,530,477
434,087		General Motors Co	16,907,689
		TOTAL AUTOMOBILES & COMPONENTS	40,438,166

BANKS - 5.7%
3,898,771		Bank of America Corp	119,224,417
1,008,970		Citizens Financial Group, Inc	36,524,714
1,253,972		JPMorgan Chase & Co	145,523,451
225,462		M&T Bank Corp	38,344,322
943,394		US Bancorp	50,301,768
		TOTAL BANKS	389,918,672

CAPITAL GOODS - 7.1%
188,327	n	Boeing Co	71,129,225
134,176		Carlisle Cos, Inc	18,975,170
247,310		Deere & Co	40,961,955
376,331		Dover Corp	36,895,491
233,672		Fortive Corp	20,175,241
1,123,632		General Electric Co	11,427,338
297,530		Harris Corp	50,133,805
520,315		Honeywell International, Inc	90,342,293
358,883		Ingersoll-Rand plc	44,002,645
552,653		ITT, Inc	33,463,139
99,119	n	Northrop Grumman Corp	28,735,589
191,134	n	Rockwell Automation, Inc	34,539,825
14,192		TransDigm Group, Inc	6,847,924
		TOTAL CAPITAL GOODS	487,629,640

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
220,749		Verisk Analytics, Inc	31,156,514
485,466		Waste Management, Inc	52,109,920
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	83,266,434

CONSUMER DURABLES & APPAREL - 2.3%
583,016	*	Capri Holdings Ltd	25,699,345
480,558		DR Horton, Inc	21,293,525
191,381	*	Levi Strauss & Co	4,288,848
116,068	*	Lululemon Athletica, Inc	20,468,592
1,595,305	*,e	Mattel, Inc	19,446,768
715,066	*,g	Spin Master Corp	23,767,925
712,177		Tapestry, Inc	22,981,952
518,725		Wolverine World Wide, Inc	19,094,267
		TOTAL CONSUMER DURABLES & APPAREL	157,041,222
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
CONSUMER SERVICES - 0.5%
318,080	n	Royal Caribbean Cruises Ltd	$38,468,595
		TOTAL CONSUMER SERVICES	38,468,595

DIVERSIFIED FINANCIALS - 2.8%
834,825		Blackstone Group LP	32,942,195
322,882	n	CME Group, Inc	57,763,590
1,286,150		Morgan Stanley	62,056,737
775,206		Voya Financial, Inc	42,551,057
		TOTAL DIVERSIFIED FINANCIALS	195,313,579

ENERGY - 5.1%
329,117	*	Apergy Corp	13,062,654
1,107,617		Cabot Oil & Gas Corp	28,676,204
573,506		Chevron Corp	68,855,130
375,205		Concho Resources, Inc	43,291,153
280,004	*	Continental Resources, Inc	12,877,384
441,577		Delek US Holdings, Inc	16,364,844
161,573		Diamondback Energy, Inc	17,189,752
319,045		EOG Resources, Inc	30,644,272
589,124		Exxon Mobil Corp	47,294,875
345,168		Hess Corp	22,132,172
335,771		ONEOK, Inc	22,808,924
1,439,740	*	Parsley Energy, Inc	28,737,210
		TOTAL ENERGY	351,934,574

FOOD & STAPLES RETAILING - 1.2%
170,708	n	Costco Wholesale Corp	41,913,935
372,059		Walmart, Inc	38,262,548
		TOTAL FOOD & STAPLES RETAILING	80,176,483

FOOD, BEVERAGE & TOBACCO - 5.1%
1,046,757		Coca-Cola Co	51,353,899
391,868		Coca-Cola European Partners plc (Class A)	21,000,206
970,496	n	ConAgra Brands, Inc	29,871,867
158,053		Danone	12,777,790
575,283		Diageo plc	24,252,621
324,212		General Mills, Inc	16,687,192
777,157	*,n	Hain Celestial Group, Inc	16,957,566
149,318		Hershey Co	18,642,352
139,671		J.M. Smucker Co	17,127,855
1,061,403		Mondelez International, Inc	53,972,343
292,026	*	Monster Beverage Corp	17,404,749
524,127		PepsiCo, Inc	67,114,462
		TOTAL FOOD, BEVERAGE & TOBACCO	347,162,902

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
884,236		Abbott Laboratories	70,349,816
40,435	*	Alcon, Inc	2,353,317
169,609	n	Anthem, Inc	44,612,255
1,167,324	*,n	Boston Scientific Corp	43,331,067
104,807	*,n	DexCom, Inc	12,688,984
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
212,844	*,n	Edwards Lifesciences Corp	$37,475,443
118,326	*,e	Guardant Health, Inc	7,751,536
262,797		HCA Holdings, Inc	33,435,663
390,458	*	Hologic, Inc	18,109,442
115,054	*	IDEXX Laboratories, Inc	26,692,528
84,937	*,n	Intuitive Surgical, Inc	43,371,380
108,435		STERIS plc	14,202,816
285,068		Stryker Corp	53,852,196
117,704		UnitedHealth Group, Inc	27,433,271
761,479	*	Wright Medical Group NV	22,516,934
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	458,176,648

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
181,013		Estee Lauder Cos (Class A)	31,099,843
846,566		Procter & Gamble Co	90,142,348
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	121,242,191

INSURANCE - 2.2%
800,011	*	Athene Holding Ltd	36,128,497
241,506		Chubb Ltd	35,066,671
931,414		Hartford Financial Services Group, Inc	48,722,266
198,615	*	Palomar Holdings, Inc	3,968,328
130,959		Willis Towers Watson plc	24,140,982
		TOTAL INSURANCE	148,026,744

MATERIALS - 3.7%
133,663		Christian Hansen Holding	13,657,821
496,000	*	Dow, Inc	28,138,080
1,119,547		DowDuPont, Inc	43,046,582
132,101		Ecolab, Inc	24,317,152
408,696	n	Linde plc	73,671,541
689,192		Newmont Mining Corp	21,406,304
428,735	e,n	Nutrien Ltd	23,228,862
202,026		Vulcan Materials Co	25,477,499
		TOTAL MATERIALS	252,943,841

MEDIA & ENTERTAINMENT - 10.1%
167,967	*	Alphabet, Inc (Class C)	199,625,420
1,295,991		Comcast Corp (Class A)	56,414,488
668,773	*	Facebook, Inc	129,340,698
59,466	*,n	IAC/InterActiveCorp	13,370,335
182,097	*	NetFlix, Inc	67,474,223
340,111	*,n	Take-Two Interactive Software, Inc	32,932,948
448,975	*	Twitter, Inc	17,918,592
926,038		Viacom, Inc (Class B)	26,771,759
561,241	e	Vivendi Universal S.A.	16,290,495
763,471	n	Walt Disney Co	104,572,623
330,717	n	World Wrestling Entertainment, Inc (Class A)	27,730,621
		TOTAL MEDIA & ENTERTAINMENT	692,442,202
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
698,469	n	AbbVie, Inc	$55,451,454
480,396	*	Acadia Pharmaceuticals, Inc	11,553,524
259,271	*,e	Allogene Therapeutics, Inc	7,765,167
285,883		AstraZeneca plc	21,298,227
205,330	*	BioMarin Pharmaceutical, Inc	17,561,875
116,768	*	Bluebird Bio, Inc	16,561,205
223,159		Bristol-Myers Squibb Co	10,361,272
288,604		Daiichi Sankyo Co Ltd	14,269,861
405,970		Eli Lilly & Co	47,514,729
191,649	*,n	Exact Sciences Corp	18,913,840
80,101	*	GW Pharmaceuticals plc (ADR)	13,561,900
132,472	*,n	Jazz Pharmaceuticals plc	17,190,891
75,186		Lonza Group AG.	23,219,626
1,031,583		Merck & Co, Inc	81,195,898
254,191	*,n	Nektar Therapeutics	8,139,196
166,443	*,n	Neurocrine Biosciences, Inc	12,023,842
210,955		Novo Nordisk AS	10,335,643
149,237	*,n	PerkinElmer, Inc	14,302,874
1,705,548		Pfizer, Inc	69,262,304
39,073		Roche Holding AG.	10,309,930
119,474	*	Sage Therapeutics, Inc	20,099,111
305,988	e	Sanofi-Aventis	26,697,229
1,404,311	*	Teva Pharmaceutical Industries Ltd (ADR)	21,373,613
100,157		Vifor Pharma AG.	13,079,410
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	562,042,621

REAL ESTATE - 1.0%
245,910	n	American Tower Corp	48,026,223
229,796		Prologis, Inc	17,618,459
		TOTAL REAL ESTATE	65,644,682

RETAILING - 6.3%
101,744	*	Amazon.com, Inc	196,011,851
373,159		Best Buy Co, Inc	27,766,761
876,011	*	BJ’s Wholesale Club Holdings, Inc	24,834,912
223,477	*	Ctrip.com International Ltd (ADR)	9,844,162
462,477		Home Depot, Inc	94,206,565
223,682	n	Kohl’s Corp	15,903,790
305,137	n	Tiffany & Co	32,899,871
71,268	*,n	Ulta Beauty, Inc	24,871,107
		TOTAL RETAILING	426,339,019

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
1,342,759	*	Advanced Micro Devices, Inc	37,100,431
109,797		Broadcom, Inc	34,959,365
299,406	*	Cree, Inc	19,787,743
884,428		Intel Corp	45,141,205
86,770		Lam Research Corp	17,998,701
1,379,369		Marvell Technology Group Ltd	34,511,812
191,008		Monolithic Power Systems, Inc	29,741,856
176,107	n	NVIDIA Corp	31,875,367
671,461	n	QUALCOMM, Inc	57,832,936
116,952	e,n	Universal Display Corp	18,665,539
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	327,614,955
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 11.7%
139,321	*	Adobe, Inc	$40,298,599
139,589		Dassault Systemes S.A.	22,105,728
209,497	n	Fidelity National Information Services, Inc	24,286,987
959,222	*	First Data Corp	24,805,481
243,960	n	International Business Machines Corp	34,220,269
141,474	*	LiveRamp Holdings, Inc	8,252,179
423,983		MasterCard, Inc (Class A)	107,793,438
2,219,856		Microsoft Corp	289,913,194
355,690	*	Nutanix, Inc	15,362,251
572,474	*	PayPal Holdings, Inc	64,557,893
135,999	*,n	Proofpoint, Inc	17,056,995
370,124	*	salesforce.com, Inc	61,200,003
105,015	*,n	ServiceNow, Inc	28,512,623
244,466	*	Synopsys, Inc	29,599,943
688,594	*,n	Teradata Corp	31,310,369
		TOTAL SOFTWARE & SERVICES	799,275,952

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
1,170,766	n	Apple, Inc	234,937,613
2,081,194		Cisco Systems, Inc	116,442,804
432,076		Cognex Corp	21,789,593
690,277		Corning, Inc	21,985,323
272,580	*	Keysight Technologies, Inc	23,722,637
272,843	n	Motorola Solutions, Inc	39,537,679
3,120,580	e	Nokia Corp	16,476,662
1,071,875	*	Pure Storage, Inc	24,503,063
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	499,395,374

TELECOMMUNICATION SERVICES - 1.1%
1,089,112		AT&T, Inc	33,718,907
736,882		Verizon Communications, Inc	42,142,282
		TOTAL TELECOMMUNICATION SERVICES	75,861,189

TRANSPORTATION - 1.2%
775,484		CSX Corp	61,751,791
120,743		DSV AS	11,188,989
122,235	*,e	Lyft Inc (Class A)	7,309,653
		TOTAL TRANSPORTATION	80,250,433

UTILITIES - 2.1%
265,691		Alliant Energy Corp	12,548,586
238,675		Ameren Corp	17,368,380
224,420		Entergy Corp	21,746,298
926,881		FirstEnergy Corp	38,956,808
265,646		NextEra Energy, Inc	51,652,208
		TOTAL UTILITIES	142,272,280

		TOTAL COMMON STOCKS	6,822,878,398
		(Cost $4,572,729,572)
5

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE
PURCHASED OPTIONS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
40,000		Humana, Inc			$568,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			568,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
32,000		Universal Display Corp			110,720
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			110,720

		TOTAL PURCHASED OPTIONS			678,720
		(Cost $863,535)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.1%
$5,250,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	5,250,000
		TOTAL GOVERNMENT AGENCY DEBT			5,250,000

TREASURY DEBT - 0.2%
11,150,000		United States Treasury Bill	2.358	05/21/19	11,135,203
		TOTAL TREASURY DEBT			11,135,203

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
76,736,595	c	State Street Navigator Securities Lending Government Money Market Portfolio			76,736,595
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			76,736,595

		TOTAL SHORT-TERM INVESTMENTS			93,121,798
		(Cost $93,122,007)

		TOTAL INVESTMENTS - 101.1%			6,916,678,916
		(Cost $4,666,715,114)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(70,291,863)
		NET ASSETS - 100.0%			$6,846,387,053

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $73,894,848.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities was $23,767,925 or 0.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
6

TIAA-CREF FUNDS - Growth & Income Fund

Purchased options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Humana, Inc, Call	400	$752,815	$275.00	11/15/19	$568,000
Universal Display Corp, Put	320	110,720	140.00	05/10/19	110,720
Total	720	$863,535			$678,720

Written options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	400	$(45,184)	$70.00	06/21/19	$(14,000)
Activision Blizzard, Inc, Put	920	(256,677)	42.50	11/15/19	(256,680)
American Tower Corp, Put	230	(51,289)	175.00	07/19/19	(36,800)
Anthem, Inc, Call	160	(23,040)	300.00	06/21/19	(15,680)
Anthem, Inc, Put	160	(223,675)	240.00	09/20/19	(126,240)
Apple, Inc, Call	224	(213,461)	190.00	01/17/20	(496,160)
Apple, Inc, Call	448	(500,409)	210.00	01/17/20	(540,288)
Apple, Inc, Put	448	(89,096)	175.00	08/16/19	(116,480)
Apple, Inc, Put	224	(128,574)	170.00	10/18/19	(64,288)
Apple, Inc, Put	224	(599,199)	160.00	01/17/20	(70,336)
Apple, Inc, Put	224	(828,196)	175.00	01/17/20	(131,040)
Arista Networks, Inc, Put	160	(18,073)	260.00	05/17/19	(19,200)
Boeing Co, Put	127	(84,576)	310.00	06/21/19	(10,541)
Boston Scientific Corp, Put	455	(11,812)	33.00	05/17/19	(2,730)
Boston Scientific Corp, Put	455	(21,367)	34.00	05/17/19	(5,460)
Cigna Corp, Put	235	(233,352)	155.00	10/18/19	(263,200)
CME Group, Inc, Call	200	(19,442)	200.00	09/20/19	(30,500)
CME Group, Inc, Put	200	(44,460)	145.00	09/20/19	(20,000)
Coherent, Inc, Put	235	(450,716)	115.00	08/16/19	(97,525)
ConAgra Brands, Inc, Put	277	(42,380)	22.00	09/20/19	(3,878)
ConAgra Brands, Inc, Put	829	(119,326)	23.00	09/20/19	(16,580)
ConAgra Brands, Inc, Put	553	(56,937)	25.00	09/20/19	(20,737)
ConAgra Brands, Inc, Put	28	(10,584)	26.00	09/20/19	(1,400)
Constellation Brands, Inc, Put	175	(344,395)	165.00	01/17/20	(56,000)
Costco Wholesale Corp, Call	200	(131,991)	260.00	10/18/19	(136,200)
CVS Health Corp, Put	500	(241,477)	55.00	08/16/19	(190,000)
CVS Health Corp, Put	500	(278,977)	55.00	10/18/19	(220,000)
CVS Health Corp, Put	500	(191,483)	52.50	11/15/19	(195,000)
DexCom, Inc, Put	160	(18,080)	90.00	05/17/19	(4,400)
DexCom, Inc, Put	320	(133,963)	100.00	09/20/19	(148,800)
DISH Network Corp, Put	510	(49,979)	27.50	06/21/19	(15,300)
DISH Network Corp, Put	510	(139,228)	27.50	01/17/20	(94,350)
Edwards Lifesciences Corp, Put	225	(22,041)	165.00	05/03/19	(3,825)
Exact Sciences Corp, Call	795	(104,112)	120.00	07/19/19	(174,900)
Exact Sciences Corp, Put	795	(86,622)	78.00	05/03/19	(27,825)
FedEx Corp, Put	157	(359,368)	190.00	01/17/20	(251,200)
Fidelity National Information Services, Inc, Put	480	(74,537)	95.00	07/19/19	(14,880)
Hain Celestial Group, Inc, Put	1,100	(602,792)	23.00	01/17/20	(338,250)
Humana, Inc, Call	400	(291,181)	310.00	11/15/19	(238,000)
Humana, Inc, Put	400	(507,178)	245.00	11/15/19	(660,000)
IAC/InterActiveCorp, Call	240	(45,282)	240.00	05/17/19	(69,120)
IAC/InterActiveCorp, Put	240	(37,943)	180.00	06/21/19	(26,400)
International Business Machines Corp, Put	322	(395,224)	120.00	01/17/20	(106,260)
Intuitive Surgical, Inc, Put	91	(25,749)	440.00	05/17/19	(5,460)
Jazz Pharmaceuticals plc, Put	275	(394,621)	130.00	09/20/19	(259,875)
Kohl’s Corp, Call	400	(22,000)	82.00	05/24/19	(21,600)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Linde plc, Put	200	$(19,718)	$165.00	05/17/19	$(11,000)
Micron Technology, Inc, Put	630	(261,302)	36.00	10/18/19	(138,600)
Motorola Solutions, Inc, Call	320	(36,159)	160.00	07/19/19	(36,960)
Motorola Solutions, Inc, Call	320	(210,556)	150.00	10/18/19	(203,200)
Motorola Solutions, Inc, Put	320	(79,359)	120.00	07/19/19	(38,240)
Motorola Solutions, Inc, Put	320	(122,557)	130.00	10/18/19	(116,800)
Nektar Therapeutics, Put	400	(303,181)	36.00	11/15/19	(334,000)
Neurocrine Biosciences, Inc, Call	300	(32,388)	95.00	06/21/19	(30,000)
Neurocrine Biosciences, Inc, Put	300	(16,188)	60.00	06/21/19	(20,700)
Nevro Corp, Put	500	(44,499)	40.00	08/16/19	(23,750)
Northrop Grumman Corp, Call	77	(17,021)	315.00	08/16/19	(31,955)
Northrop Grumman Corp, Put	77	(9,702)	240.00	05/17/19	(770)
Northrop Grumman Corp, Put	51	(89,047)	270.00	11/15/19	(52,020)
Northrop Grumman Corp, Put	77	(148,608)	275.00	11/15/19	(94,017)
Nutrien Ltd, Put	610	(82,325)	45.00	09/20/19	(33,550)
NVIDIA Corp, Call	235	(78,383)	225.00	06/21/19	(19,505)
Parker-Hannifin Corp, Put	209	(20,265)	125.00	08/16/19	(6,793)
PerkinElmer, Inc, Put	400	(30,455)	85.00	05/17/19	(6,000)
PNC Financial Services Group, Inc, Put	320	(63,881)	105.00	08/16/19	(12,480)
PNC Financial Services Group, Inc, Put	320	(116,146)	105.00	11/15/19	(33,280)
Proofpoint, Inc, Put	320	(24,479)	110.00	05/17/19	(6,400)
PVH Corp, Put	240	(23,618)	110.00	06/21/19	(25,200)
PVH Corp, Put	240	(111,119)	95.00	06/21/19	(5,280)
QUALCOMM, Inc, Put	375	(178,108)	57.50	10/18/19	(15,000)
Rockwell Automation, Inc, Put	225	(13,275)	155.00	06/21/19	(7,312)
Roku, Inc, Put	475	(38,047)	45.00	05/10/19	(10,450)
Royal Caribbean Cruises Ltd, Put	305	(30,499)	110.00	05/17/19	(19,825)
ServiceNow, Inc, Call	220	(255,463)	290.00	11/15/19	(440,000)
ServiceNow, Inc, Put	160	(15,094)	180.00	05/17/19	(800)
ServiceNow, Inc, Put	220	(185,559)	200.00	05/17/19	(1,980)
ServiceNow, Inc, Put	220	(98,596)	190.00	08/16/19	(34,100)
Take-Two Interactive Software, Inc, Put	320	(20,160)	80.00	05/10/19	(3,200)
Teladoc Health, Inc, Put	315	(154,660)	45.00	10/18/19	(99,225)
Teladoc Health, Inc, Put	315	(187,228)	45.00	12/20/19	(127,575)
Teradata Corp, Put	500	(30,500)	40.00	05/17/19	(10,000)
Tiffany & Co, Put	477	(267,585)	90.00	08/16/19	(59,387)
Tiffany & Co, Put	477	(1,110,442)	105.00	01/17/20	(431,685)
Tiffany & Co, Put	477	(1,289,314)	110.00	01/17/20	(534,240)
Ulta Beauty, Inc, Call	84	(117,264)	390.00	09/20/19	(97,440)
Ulta Beauty, Inc, Put	84	(14,952)	295.00	06/21/19	(18,270)
Universal Display Corp, Call	320	(74,238)	185.00	05/10/19	(74,238)
Universal Display Corp, Call	320	(227,539)	210.00	09/20/19	(169,600)
Universal Display Corp, Put	320	(35,222)	125.00	05/10/19	(31,360)
Walt Disney Co, Put	300	(17,400)	120.00	05/17/19	(2,400)
WellCare Health Plans, Inc, Put	157	(92,960)	210.00	06/21/19	(22,373)
WellCare Health Plans, Inc, Put	160	(84,479)	220.00	09/20/19	(64,000)
WellCare Health Plans, Inc, Put	471	(486,987)	240.00	09/20/19	(381,510)
WellCare Health Plans, Inc, Put	157	(166,096)	240.00	12/20/19	(181,335)
World Wrestling Entertainment, Inc, Put	235	(23,491)	70.00	05/17/19	(4,700)
Xilinx, Inc, Put	160	(42,879)	92.50	09/20/19	(29,760)
Xilinx, Inc, Put	160	(49,279)	95.00	09/20/19	(34,880)
Xilinx, Inc, Put	320	(123,309)	95.00	12/20/19	(126,400)
Zscaler, Inc, Put	315	(10,288)	50.00	05/17/19	(3,150)
Zscaler, Inc, Put	315	(27,817)	55.00	05/17/19	(6,300)
Total	32,456	$(15,979,734)			$(9,940,383)

8

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.6%
145,097	*,e	Tesla, Inc	$34,633,203
		TOTAL AUTOMOBILES & COMPONENTS	34,633,203

CAPITAL GOODS - 4.9%
469,763		Airbus SE	64,324,484
216,524		Boeing Co	81,778,950
203,075	*	Middleby Corp	26,832,300
77,282		Parker-Hannifin Corp	13,994,224
144,015		Roper Industries, Inc	51,802,195
138,363		W.W. Grainger, Inc	39,018,366
		TOTAL CAPITAL GOODS	277,750,519

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
65,066	*	CoStar Group, Inc	32,289,003
652,714	*	IHS Markit Ltd	37,374,404
453,514		Nielsen NV	11,578,212
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,241,619

CONSUMER DURABLES & APPAREL - 3.2%
335,861	*	Essilor International S.A.	40,920,834
1,639,186		Nike, Inc (Class B)	143,969,706
		TOTAL CONSUMER DURABLES & APPAREL	184,890,540

CONSUMER SERVICES - 0.4%
31,769	*	Chipotle Mexican Grill, Inc (Class A)	21,858,343
		TOTAL CONSUMER SERVICES	21,858,343

DIVERSIFIED FINANCIALS - 0.7%
465,272		IntercontinentalExchange Group, Inc	37,849,877
		TOTAL DIVERSIFIED FINANCIALS	37,849,877

ENERGY - 0.2%
684,312	*	Parsley Energy, Inc	13,658,867
		TOTAL ENERGY	13,658,867

FOOD, BEVERAGE & TOBACCO - 0.4%
108,247		Constellation Brands, Inc (Class A)	22,912,642
		TOTAL FOOD, BEVERAGE & TOBACCO	22,912,642

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
458,168	*,e	Alcon, Inc	26,665,378
289,133	*	Edwards Lifesciences Corp	50,907,647
197,371	*	Intuitive Surgical, Inc	100,783,554
311,475		Stryker Corp	58,840,742
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	237,197,321
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
MATERIALS - 2.9%
181,323		Albemarle Corp	$13,610,104
440,580		Linde plc	79,418,951
155,986		Sherwin-Williams Co	70,947,113
		TOTAL MATERIALS	163,976,168

MEDIA & ENTERTAINMENT - 18.7%
1,160,725		Activision Blizzard, Inc	55,958,552
142,182	*	Alphabet, Inc (Class A)	170,470,531
164,988	*	Alphabet, Inc (Class C)	196,084,938
1,314,634	*	Facebook, Inc	254,250,216
399,085	*	IAC/InterActiveCorp	89,730,271
321,543	*	NetFlix, Inc	119,144,543
1,005,800		Tencent Holdings Ltd	49,573,511
1,142,565	*	Twitter, Inc	45,599,769
644,784		Walt Disney Co	88,316,065
		TOTAL MEDIA & ENTERTAINMENT	1,069,128,396

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
442,484	*	Alexion Pharmaceuticals, Inc	60,235,347
823,925		AstraZeneca plc	61,382,248
95,140	*	BioMarin Pharmaceutical, Inc	8,137,324
424,079		Eli Lilly & Co	49,634,206
169,060	*	Illumina, Inc	52,746,720
291,122	*	Incyte Corp	22,358,170
185,889	*	Jazz Pharmaceuticals plc	24,122,815
364,729		Johnson & Johnson	51,499,735
147,999		Lonza Group AG.	45,706,401
579,048		Merck & Co, Inc	45,576,868
261,006	*	QIAGEN NV	10,168,794
49,685	*	Sage Therapeutics, Inc	8,358,508
1,362,921		Takeda Pharmaceutical Co Ltd (ADR)	24,914,196
70,047	*	Vertex Pharmaceuticals, Inc	11,836,542
270,868		Zoetis, Inc	27,585,197
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	504,263,071

RETAILING - 11.2%
170,402	*	Amazon.com, Inc	328,282,861
1,054,684	*	Ctrip.com International Ltd (ADR)	46,458,830
684,378		Expedia, Inc	88,859,640
325,164		Home Depot, Inc	66,235,907
84,993		Kering	50,294,980
110,831		Kohl’s Corp	7,880,084
150,241	*	Ulta Beauty, Inc	52,431,104
		TOTAL RETAILING	640,443,406

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
587,257	*	Advanced Micro Devices, Inc	16,225,911
148,579		Lam Research Corp	30,819,742
202,881		NVIDIA Corp	36,721,461
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
758,311		QUALCOMM, Inc	$65,313,326
44,078		Skyworks Solutions, Inc	3,886,798
458,782		Xilinx, Inc	55,118,070
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	208,085,308

SOFTWARE & SERVICES - 28.5%
407,006	*	Adobe, Inc	117,726,486
51,895	*,g	Adyen NV	42,294,320
746,932	*	Akamai Technologies, Inc	59,799,376
711,572		Automatic Data Processing, Inc	116,975,321
154,725		Broadridge Financial Solutions, Inc	18,277,664
588,028	*	GoDaddy, Inc	47,924,282
579,193		Intuit, Inc	145,412,195
794,252		MasterCard, Inc (Class A)	201,930,628
2,795,685		Microsoft Corp	365,116,461
87,286	*	Palo Alto Networks, Inc	21,719,375
1,144,208	*	PayPal Holdings, Inc	129,032,336
979,747	*	salesforce.com, Inc	162,001,166
242,385	*	ServiceNow, Inc	65,809,951
75		TiVo Corp	703
824,297		Visa, Inc (Class A)	135,539,156
		TOTAL SOFTWARE & SERVICES	1,629,559,420

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
932,072		Apple, Inc	187,038,888
197,372	*	Arista Networks, Inc	61,637,302
1,543,602		Cisco Systems, Inc	86,364,532
371,316		Motorola Solutions, Inc	53,807,401
4,941,788		Nokia Corp	26,092,641
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	414,940,764

TELECOMMUNICATION SERVICES - 1.3%
689,303		Softbank Group Corp	73,087,709
		TOTAL TELECOMMUNICATION SERVICES	73,087,709

TRANSPORTATION - 0.8%
252,742		Union Pacific Corp	44,745,444
		TOTAL TRANSPORTATION	44,745,444

		TOTAL COMMON STOCKS	5,660,222,617
		(Cost $3,392,100,733)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.4%
$25,200,000	Federal Home Loan Bank (FHLB)	2.350%	05/01/19	25,200,000
	TOTAL GOVERNMENT AGENCY DEBT			25,200,000

TREASURY DEBT - 1.0%
10,400,000	United States Treasury Bill	2.350	05/02/19	10,399,310
18,700,000	United States Treasury Bill	2.372	05/07/19	18,692,610
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$26,290,000		United States Treasury Bill	2.372%	05/14/19	$26,267,405
		TOTAL TREASURY DEBT			55,359,325

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
49,818,286	c	State Street Navigator Securities Lending Government Money Market Portfolio			49,818,286
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			49,818,286

		TOTAL SHORT-TERM INVESTMENTS			130,377,611
		(Cost $130,377,717)

		TOTAL INVESTMENTS - 101.5%			5,790,600,228
		(Cost $3,522,478,450)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(81,897,858)
		NET ASSETS - 100.0%			$5,708,702,370

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,486,034.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $42,294,320 or 0.7% of net assets.
12

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.4%

BANKS - 15.5%
7,835,000		Bank of America Corp	$239,594,300
2,830,000		Citigroup, Inc	200,081,000
2,575,000		JPMorgan Chase & Co	298,828,750
370,000		PNC Financial Services Group, Inc	50,664,100
1,100,000		US Bancorp	58,652,000
2,300,000		Wells Fargo & Co	111,343,000
		TOTAL BANKS	959,163,150

CAPITAL GOODS - 9.0%
465,000		Allegion plc	46,141,950
475,000		Deere & Co	78,674,250
515,000		Dover Corp	50,490,600
3,000,000		General Electric Co	30,510,000
640,000		Honeywell International, Inc	111,123,200
785,000		Ingersoll-Rand plc	96,248,850
1,425,000		Masco Corp	55,660,500
340,000		Parker-Hannifin Corp	61,567,200
180,000		Stanley Black & Decker, Inc	26,388,000
		TOTAL CAPITAL GOODS	556,804,550

CONSUMER DURABLES & APPAREL - 1.0%
19,751	*	NVR, Inc	62,264,632
		TOTAL CONSUMER DURABLES & APPAREL	62,264,632

CONSUMER SERVICES - 0.8%
250,000		McDonald’s Corp	49,392,500
		TOTAL CONSUMER SERVICES	49,392,500

DIVERSIFIED FINANCIALS - 2.1%
408,705		American Express Co	47,912,487
410,000		Goldman Sachs Group, Inc	84,427,200
		TOTAL DIVERSIFIED FINANCIALS	132,339,687

ENERGY - 9.0%
340,000	*	Apergy Corp	13,494,600
1,170,000		Chevron Corp	140,470,200
590,000		Concho Resources, Inc	68,074,200
550,000		Diamondback Energy, Inc	58,514,500
1,150,000		EOG Resources, Inc	110,457,500
1,370,000		Exxon Mobil Corp	109,983,600
600,000		Valero Energy Corp	54,396,000
		TOTAL ENERGY	555,390,600
13

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.1%
660,000		Walmart, Inc	$67,874,400
		TOTAL FOOD & STAPLES RETAILING	67,874,400

FOOD, BEVERAGE & TOBACCO - 2.5%
1,300,000		Mondelez International, Inc	66,105,000
1,025,000		Philip Morris International, Inc	88,724,000
		TOTAL FOOD, BEVERAGE & TOBACCO	154,829,000

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
720,000		Abbott Laboratories	57,283,200
240,000		Anthem, Inc	63,127,200
300,000		Cigna Corp	47,652,000
950,000		CVS Health Corp	51,661,000
272,470		HCA Holdings, Inc	34,666,358
560,000		Medtronic plc	49,733,600
175,000		UnitedHealth Group, Inc	40,787,250
544,940		Zimmer Biomet Holdings, Inc	67,114,811
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	412,025,419

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
1,455,000		Procter & Gamble Co	154,928,400
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	154,928,400

INSURANCE - 6.8%
1,733,900		American International Group, Inc	82,481,623
557,325	*	Berkshire Hathaway, Inc (Class B)	120,777,901
545,000		Chubb Ltd	79,134,000
800,000		Lincoln National Corp	53,376,000
433,475		Marsh & McLennan Cos, Inc	40,872,358
433,475		Prudential Financial, Inc	45,822,642
		TOTAL INSURANCE	422,464,524

MATERIALS - 4.6%
1,025,000		Ball Corp	61,438,500
950,000	*	Crown Holdings, Inc	55,223,500
681,175	*	Dow, Inc	38,643,058
2,043,525		DowDuPont, Inc	78,573,536
700,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,617,000
360,000		PPG Industries, Inc	42,300,000
		TOTAL MATERIALS	284,795,594

MEDIA & ENTERTAINMENT - 3.6%
4,065,000		Comcast Corp (Class A)	176,949,450
370,000		Walt Disney Co	50,678,900
		TOTAL MEDIA & ENTERTAINMENT	227,628,350

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
185,775		Amgen, Inc	33,313,173
410,000		Gilead Sciences, Inc	26,666,400
125,000	*	Jazz Pharmaceuticals plc	16,221,250
1,375,000		Johnson & Johnson	194,150,000
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE
1,600,000	Merck & Co, Inc	$125,936,000
3,410,000	Pfizer, Inc	138,480,100
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	534,766,923

REAL ESTATE - 1.6%
150,000	AvalonBay Communities, Inc	30,139,500
200,000	Boston Properties, Inc	27,524,000
535,000	Prologis, Inc	41,018,450
	TOTAL REAL ESTATE	98,681,950

RETAILING - 0.9%
280,000	Home Depot, Inc	57,036,000
	TOTAL RETAILING	57,036,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
710,000	Applied Materials, Inc	31,289,700
155,000	Broadcom, Inc	49,352,000
2,100,000	Intel Corp	107,184,000
300,000	NXP Semiconductors NV	31,686,000
590,000	QUALCOMM, Inc	50,816,700
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	270,328,400

SOFTWARE & SERVICES - 4.9%
383,935	Accenture plc	70,133,406
650,000	DXC Technology Co	42,731,000
825,000	Microsoft Corp	107,745,000
1,450,000	Oracle Corp	80,228,500
	TOTAL SOFTWARE & SERVICES	300,837,906

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
3,520,000	Cisco Systems, Inc	196,944,000
630,000	TE Connectivity Ltd	60,259,500
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	257,203,500

TELECOMMUNICATION SERVICES - 3.0%
1,486,200	AT&T, Inc	46,012,752
2,400,000	Verizon Communications, Inc	137,256,000
	TOTAL TELECOMMUNICATION SERVICES	183,268,752

TRANSPORTATION - 2.0%
480,000	CSX Corp	38,222,400
500,000	Union Pacific Corp	88,520,000
	TOTAL TRANSPORTATION	126,742,400

UTILITIES - 4.7%
619,250	American Electric Power Co, Inc	52,976,838
520,000	Entergy Corp	50,388,000
1,620,000	FirstEnergy Corp	68,088,600
405,000	NextEra Energy, Inc	78,748,200
300,000	Sempra Energy	38,385,000
	TOTAL UTILITIES	288,586,638

	TOTAL COMMON STOCKS	6,157,353,275
	(Cost $5,130,804,958)
15

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.5%
$32,800,000	Federal Home Loan Bank (FHLB)	2.350%	05/01/19	$32,800,000
	TOTAL GOVERNMENT AGENCY DEBT			32,800,000

TREASURY DEBT - 0.4%
10,385,000	United States Treasury Bill	2.372	05/07/19	10,380,896
14,265,000	United States Treasury Bill	2.381	05/09/19	14,257,471
	TOTAL TREASURY DEBT			24,638,367

	TOTAL SHORT-TERM INVESTMENTS			57,438,367
	(Cost $57,438,352)

	TOTAL INVESTMENTS - 100.3%			6,214,791,642
	(Cost $5,188,243,310)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(20,770,804)
	NET ASSETS - 100.0%			$6,194,020,838

*	Non-income producing
16

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.4%
261,867		Aptiv plc	$22,442,002
		TOTAL AUTOMOBILES & COMPONENTS	22,442,002

BANKS - 1.6%
66,780		Signature Bank	8,819,634
63,887	*,n	SVB Financial Group	16,081,636
		TOTAL BANKS	24,901,270

CAPITAL GOODS - 11.7%
167,068		Fastenal Co	11,786,647
272,097		Fortive Corp	23,492,855
122,933		Harris Corp	20,714,210
179,322		Ingersoll-Rand plc	21,986,670
240,463		ITT, Inc	14,560,035
421,652		Masco Corp	16,469,727
110,363		Rockwell Automation, Inc	19,943,698
35,155		Roper Industries, Inc	12,645,254
50,238		TransDigm Group, Inc	24,240,840
53,433		W.W. Grainger, Inc	15,068,106
		TOTAL CAPITAL GOODS	180,908,042

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
72,500		Cintas Corp	15,742,650
26,731	*	CoStar Group, Inc	13,265,259
86,646		Verisk Analytics, Inc	12,229,216
174,268		Waste Connections, Inc	16,166,843
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,403,968

CONSUMER DURABLES & APPAREL - 2.7%
356,738		DR Horton, Inc	15,807,061
42,800	*	Levi Strauss & Co	959,148
84,973	*,n	Lululemon Athletica, Inc	14,984,989
108,494		VF Corp	10,242,918
		TOTAL CONSUMER DURABLES & APPAREL	41,994,116

CONSUMER SERVICES - 2.1%
125,236	*,n	Planet Fitness, Inc	9,480,365
162,306		Restaurant Brands International, Inc	10,588,844
101,064		Royal Caribbean Cruises Ltd	12,222,680
		TOTAL CONSUMER SERVICES	32,291,889

DIVERSIFIED FINANCIALS - 3.1%
273,782	e,n	iShares Russell Midcap Growth Index Fund	38,767,531
183,701		Voya Financial, Inc	10,083,348
		TOTAL DIVERSIFIED FINANCIALS	48,850,879
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
ENERGY - 1.0%
75,836		Diamondback Energy, Inc	$8,068,192
333,960	*	Parsley Energy, Inc	6,665,842
		TOTAL ENERGY	14,734,034

FOOD & STAPLES RETAILING - 0.7%
310,315	*	US Foods Holding Corp	11,342,013
		TOTAL FOOD & STAPLES RETAILING	11,342,013

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
35,213	*	Abiomed, Inc	9,768,438
28,478	*	Align Technology, Inc	9,246,237
75,000	*	DexCom, Inc	9,080,250
165,938	*	Edwards Lifesciences Corp	29,216,703
94,078	*	Insulet Corp	8,114,228
103,993	*	iRhythm Technologies, Inc	7,935,706
99,772	*	Teladoc, Inc	5,675,031
31,736	*	WellCare Health Plans, Inc	8,198,996
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	87,235,589

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
145,818		Church & Dwight Co, Inc	10,929,059
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,929,059

INSURANCE - 0.6%
193,506	*	Athene Holding Ltd	8,738,731
		TOTAL INSURANCE	8,738,731

MATERIALS - 3.5%
241,128	*	Crown Holdings, Inc	14,016,771
372,642		Olin Corp	8,082,605
631,878		Tronox Holdings plc	8,934,755
177,442		Vulcan Materials Co	22,377,210
		TOTAL MATERIALS	53,411,341

MEDIA & ENTERTAINMENT - 5.3%
596,359	*,e	ANGI Homeservices, Inc	10,364,719
338,583		CBS Corp (Class B)	17,359,150
99,701	*	IAC/InterActiveCorp	22,416,773
201,278	*	Twitter, Inc	8,033,005
135,199		World Wrestling Entertainment, Inc (Class A)	11,336,436
2,207,392	*	Zynga, Inc	12,493,839
		TOTAL MEDIA & ENTERTAINMENT	82,003,922

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
199,655	*	Biohaven Pharmaceutical Holding Co Ltd	11,949,352
155,279	*	BioMarin Pharmaceutical, Inc	13,281,013
640,089	*	Coherus Biosciences, Inc	10,190,217
172,756	*	Exact Sciences Corp	17,049,290
65,337	*	GW Pharmaceuticals plc (ADR)	11,062,208
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
88,035	*	Incyte Corp	$6,761,088
71,108	*	IQVIA Holdings, Inc	9,876,901
131,999	*	Jazz Pharmaceuticals plc	17,129,510
125,106	*	Neurocrine Biosciences, Inc	9,037,657
68,844	*	Sage Therapeutics, Inc	11,581,626
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	117,918,862

REAL ESTATE - 2.5%
382,834		Americold Realty Trust	12,254,517
300,676	*	CBRE Group, Inc	15,656,199
55,536	*	SBA Communications Corp	11,314,349
		TOTAL REAL ESTATE	39,225,065

RETAILING - 10.9%
10,901	*	AutoZone, Inc	11,209,607
79,387	*	Burlington Stores, Inc	13,409,258
71,641		Dollar General Corp	9,033,214
107,822	*	Dollar Tree, Inc	11,998,432
130,046		Expedia, Inc	16,885,173
425,426	*	Farfetch Ltd	10,542,056
63,361	*	Five Below, Inc	9,275,417
71,236	*	O’Reilly Automotive, Inc	26,967,813
281,863		Ross Stores, Inc	27,526,741
181,581		Tractor Supply Co	18,793,633
35,152	*	Ulta Beauty, Inc	12,267,345
		TOTAL RETAILING	167,908,689

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
709,152	*	Advanced Micro Devices, Inc	19,593,870
81,840	*	Cree, Inc	5,408,805
140,952	e	Microchip Technology, Inc	14,079,695
130,585		Xilinx, Inc	15,688,482
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	54,770,852

SOFTWARE & SERVICES - 25.0%
251,366	*	Anaplan, Inc	9,896,279
66,240	*	Autodesk, Inc	11,804,630
70,319	*	EPAM Systems, Inc	12,612,416
106,390		Fidelity National Information Services, Inc	12,333,793
242,353	*	Fiserv, Inc	21,142,876
80,991	*	FleetCor Technologies, Inc	21,134,601
389,676	*,e,n	GDS Holdings Ltd (ADR)	15,248,022
99,046		Global Payments, Inc	14,467,649
179,111	*	GoDaddy, Inc	14,597,547
58,660	*,n	HubSpot, Inc	10,822,183
51,856	*	LiveRamp Holdings, Inc	3,024,761
80,335	*	New Relic, Inc	8,454,455
117,095	*	Nutanix, Inc	5,057,333
52,338	*	Palo Alto Networks, Inc	13,023,265
182,535	*	Pluralsight, Inc	6,478,167
108,931	*	Proofpoint, Inc	13,662,126
151,637	*	RealPage, Inc	9,888,249
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
110,310	*	Red Hat, Inc	$20,134,884
100,057	*	RingCentral, Inc	11,643,633
114,939	*	ServiceNow, Inc	31,207,088
205,914	*	Smartsheet, Inc	8,716,340
102,848	*	Splunk, Inc	14,197,138
62,626	*,n	Square, Inc	4,560,425
129,150	*	Synopsys, Inc	15,637,482
52,904	*	Tableau Software, Inc	6,444,236
116,961		Total System Services, Inc	11,958,093
85,997	*	Twilio, Inc	11,793,629
78,491	*	Workday, Inc	16,140,104
160,709	*,n	Worldpay, Inc	18,836,702
129,262	*	Zendesk, Inc	11,346,618
		TOTAL SOFTWARE & SERVICES	386,264,724

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
263,595		Amphenol Corp (Class A)	26,243,518
68,059	*,n	Arista Networks, Inc	21,254,145
113,703	*	Keysight Technologies, Inc	9,895,572
225,286	*,n	Lumentum Holdings, Inc	13,960,974
102,123		Motorola Solutions, Inc	14,798,644
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	86,152,853

TRANSPORTATION - 0.6%
104,629	*	Kirby Corp	8,550,282
20,580	*,e	Lyft Inc (Class A)	1,230,684
		TOTAL TRANSPORTATION	9,780,966

		TOTAL COMMON STOCKS	1,539,208,866
		(Cost $1,140,240,969)

PURCHASED OPTIONS - 0.1%

BANKS - 0.0%
44,000		SVB Financial Group	96,800
		TOTAL BANKS	96,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
77,700		Lam Research Corp	1,293,705
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,293,705

SOFTWARE & SERVICES - 0.0%
75,000		Square, Inc	151,500
100,000		Tenable Holdings, Inc	205,000
		TOTAL SOFTWARE & SERVICES	356,500

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
40,000		Arista Networks, Inc	628,000
225,200		Lumentum Holdings, Inc	788,200
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,416,200

		TOTAL PURCHASED OPTIONS	3,163,205
		(Cost $3,399,052)
20

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 1.3%
$19,950,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	$19,950,000
		TOTAL GOVERNMENT AGENCY DEBT			19,950,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
21,153,871	c	State Street Navigator Securities Lending Government Money Market Portfolio			21,153,871
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,153,871

		TOTAL SHORT-TERM INVESTMENTS			41,103,871
		(Cost $41,103,871)

		TOTAL INVESTMENTS - 102.4%			1,583,475,942
		(Cost $1,184,743,892)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(36,237,699)
		NET ASSETS - 100.0%			$1,547,238,243

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,700,602.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Arista Networks, Inc, Put	400	$636,116	$315.00	05/10/19	$628,000
Lam Research Corp, Call	777	728,927	195.00	06/21/19	1,293,705
Lumentum Holdings, Inc, Put	2,252	992,003	60.00	06/21/19	788,200
Square, Inc, Call	750	560,250	80.00	06/21/19	151,500
SVB Financial Group, Put	440	308,897	240.00	05/17/19	96,800
Tenable Holdings, Inc, Call	1,000	172,859	35.00	05/17/19	205,000
Total	5,619	$3,399,052			$3,163,205
21

TIAA-CREF FUNDS - Mid-Cap Growth Fund

Written options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Arista Networks, Inc, Call	400	$(431,050)	$335.00	05/10/19	$(176,000)
Arista Networks, Inc, Put	400	(231,149)	285.00	05/10/19	(141,000)
GDS Holdings Ltd, Call	1,870	(147,656)	45.00	05/17/19	(65,450)
HubSpot, Inc, Call	572	(407,231)	170.00	05/17/19	(965,536)
Lam Research Corp, Call	777	(324,960)	210.00	06/21/19	(590,520)
Lam Research Corp, Put	777	(445,969)	175.00	06/21/19	(89,355)
Lululemon Athletica, Inc, Call	500	(648,987)	185.00	09/20/19	(648,987)
Lululemon Athletica, Inc, Put	500	(176,496)	140.00	09/20/19	(176,496)
Lumentum Holdings, Inc, Call	2,252	(411,119)	67 .50	06/21/19	(484,180)
Lumentum Holdings, Inc, Put	2,252	(354,663)	52 .50	06/21/19	(275,870)
Planet Fitness, Inc, Call	752	(94,744)	75.00	05/17/19	(278,240)
Square, Inc, Call	750	(309,746)	90.00	06/21/19	(43,500)
Square, Inc, Put	750	(268,497)	65.00	06/21/19	(105,750)
SVB Financial Group, Call	440	(106,901)	270.00	05/17/19	(33,000)
SVB Financial Group, Put	440	(166,299)	230.00	05/17/19	(39,600)
Worldpay, Inc, Call	1,060	(1,206,264)	100.00	08/16/19	(2,014,000)
Total	14,492	$(5,731,731)			$(6,127,484)

22

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.4%
126,527		Aptiv plc	$10,843,364
678,981		Delphi Technologies plc	15,025,849
131,847		Lear Corp	18,854,121
		TOTAL AUTOMOBILES & COMPONENTS	44,723,334

BANKS - 7.3%
160,901		Chemical Financial Corp	7,068,381
143,969		CIT Group, Inc	7,669,229
1,233,167		Citizens Financial Group, Inc	44,640,645
262,858		Comerica, Inc	20,658,010
482,095		East West Bancorp, Inc	24,818,251
156,040		First Republic Bank	16,480,945
519,030		Hilltop Holdings, Inc	10,915,201
1,605,531		Huntington Bancshares, Inc	22,348,992
607,087		Keycorp	10,654,377
107,130		M&T Bank Corp	18,219,599
1,142,511		Regions Financial Corp	17,743,196
305,225		Synovus Financial Corp	11,250,593
60,764		TCF Financial Corp	1,344,707
550,594		Zions Bancorporation	27,160,802
		TOTAL BANKS	240,972,928

CAPITAL GOODS - 8.4%
465,473		Arconic, Inc	9,998,360
917,727		CNH Industrial NV (NYSE)	10,003,224
128,624		Crane Co	10,939,471
247,227		Cummins, Inc	41,111,378
484,546	*	Evoqua Water Technologies Corp	6,599,517
248,151		Hexcel Corp	17,546,757
210,608		Ingersoll-Rand plc	25,822,647
516,068		ITT, Inc	31,247,917
362,809		Johnson Controls International plc	13,605,337
151,538		L3 Technologies, Inc	33,123,176
356,832		Masco Corp	13,937,858
216,006	*	SPX FLOW, Inc	7,763,256
61,933		Stanley Black & Decker, Inc	9,079,378
92,232		Textron, Inc	4,888,296
790,675		Triumph Group, Inc	18,762,718
1,229,921	*	Welbilt, Inc	20,699,570
		TOTAL CAPITAL GOODS	275,128,860

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
137,900	*	Cimpress NV	12,466,160
953,537		Nielsen NV	24,343,800
348,029	*	Stericycle, Inc	20,321,413
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	57,131,373
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
CONSUMER DURABLES & APPAREL - 4.0%
601,907	*	Capri Holdings Ltd	$26,532,061
750,477		Hanesbrands, Inc	13,561,120
540,728		Lennar Corp (Class A)	28,134,078
215,066	*	Mohawk Industries, Inc	29,302,742
1,503,724		Newell Rubbermaid, Inc	21,623,551
199,573	*	Tempur Sealy International, Inc	12,253,782
		TOTAL CONSUMER DURABLES & APPAREL	131,407,334

CONSUMER SERVICES - 2.0%
160,329		ARAMARK Holdings Corp	4,983,025
586,712	*	Penn National Gaming, Inc	12,714,049
587,578		Red Rock Resorts, Inc	15,852,854
173,741		Royal Caribbean Cruises Ltd	21,012,237
120,496		Wyndham Destinations, Inc	5,248,806
120,496		Wyndham Hotels & Resorts, Inc	6,714,037
		TOTAL CONSUMER SERVICES	66,525,008

DIVERSIFIED FINANCIALS - 4.9%
193,980		Ameriprise Financial, Inc	28,470,445
360,053		Apollo Management LP	11,770,132
448,523		AXA Equitable Holdings, Inc	10,176,987
372,739		Blackstone Group LP	14,708,281
192,281		Blackstone Mortgage Trust, Inc	6,843,281
331,500		E*TRADE Financial Corp	16,793,790
607,863		MFA Mortgage Investments, Inc	4,565,051
300,755		Raymond James Financial, Inc	27,540,135
346,894		Synchrony Financial	12,026,815
509,703		Voya Financial, Inc	27,977,598
		TOTAL DIVERSIFIED FINANCIALS	160,872,515

ENERGY - 8.0%
109,572		Arch Coal, Inc	10,626,292
482,066	*	Cheniere Energy, Inc	31,020,947
43,419		Cimarex Energy Co	2,981,148
241,249		Concho Resources, Inc	27,835,310
95,635		EQT Corp	1,955,736
76,514		Equitrans Midstream Corp	1,593,787
253,290		Magellan Midstream Partners LP	15,706,513
1,031,072		Marathon Oil Corp	17,569,467
1,150,317	*	Matador Resources Co	22,649,742
1,425,415	*	Parsley Energy, Inc	28,451,283
423,223		Patterson-UTI Energy, Inc	5,751,601
119,826		Plains All American Pipeline LP	2,773,972
533,666		Targa Resources Investments, Inc	21,426,690
1,348,382	*	Transocean Ltd (NYSE)	10,598,282
1,164,626		Williams Cos, Inc	32,993,855
2,085,159	*	WPX Energy, Inc	28,962,858
		TOTAL ENERGY	262,897,483
24

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 3.9%
800,219		Bunge Ltd	$41,939,478
965,249		ConAgra Brands, Inc	29,710,364
1,202,975		Cott Corp	18,658,142
435,233	*	Hain Celestial Group, Inc	9,496,784
189,406		Molson Coors Brewing Co (Class B)	12,157,971
215,033		Tyson Foods, Inc (Class A)	16,129,626
		TOTAL FOOD, BEVERAGE & TOBACCO	128,092,365

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
147,377		Cardinal Health, Inc	7,178,734
498,420	*	Hologic, Inc	23,116,720
137,499	*	Laboratory Corp of America Holdings	21,988,840
141,445		McKesson Corp	16,867,316
108,360	*	Molina Healthcare, Inc	14,046,707
395,715		Zimmer Biomet Holdings, Inc	48,736,259
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	131,934,576

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
435,001		Energizer Holdings, Inc	20,832,198
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,832,198

INSURANCE - 4.6%
16,766		Alleghany Corp	11,013,250
335,237	*	Arch Capital Group Ltd	11,324,306
216,672		Argo Group International Holdings Ltd	16,915,583
311,991	*	Athene Holding Ltd	14,089,514
268,571		Axis Capital Holdings Ltd	15,268,261
100,313		Chubb Ltd	14,565,448
43,094		Everest Re Group Ltd	10,148,637
769,611		Hartford Financial Services Group, Inc	40,258,351
66,536		Lincoln National Corp	4,439,282
151,721		Principal Financial Group	8,672,372
209,643		ProAssurance Corp	7,867,902
		TOTAL INSURANCE	154,562,906

MATERIALS - 6.5%
229,584		Ashland Global Holdings, Inc	18,488,399
23,457		CF Industries Holdings, Inc	1,050,404
153,716	*	Clearwater Paper Corp	3,100,452
255,957	*	Ferro Corp	4,573,952
853,469		First Quantum Minerals Ltd	9,014,396
1,976,592		Freeport-McMoRan Copper & Gold, Inc (Class B)	24,331,848
275,265	*	GCP Applied Technologies, Inc	7,924,879
399,346		Louisiana-Pacific Corp	10,003,617
239,568		LyondellBasell Industries AF S.C.A	21,137,085
637,820		Newmont Mining Corp	19,810,689
161,576	e	Nutrien Ltd	8,754,188
869,573		Olin Corp	18,861,038
884,908		Tronox Holdings plc	12,512,599
25

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
277,110		Valvoline, Inc	$5,126,535
234,861		Westlake Chemical Corp	16,381,555
57,299		WestRock Co	2,199,136
424,652		WR Grace and Co	32,095,198
		TOTAL MATERIALS	215,365,970

MEDIA & ENTERTAINMENT - 2.6%
243,884		Activision Blizzard, Inc	11,757,647
1,168,190		Altice USA, Inc	27,522,556
670,079	*	DISH Network Corp (Class A)	23,533,175
71,645	*	IAC/InterActiveCorp	16,108,662
248,204		Viacom, Inc (Class B)	7,175,578
		TOTAL MEDIA & ENTERTAINMENT	86,097,618

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
90,420	*	Jazz Pharmaceuticals plc	11,733,803
287,841	*	Mylan NV	7,768,829
130,336	*	PerkinElmer, Inc	12,491,402
206,602	*	Prestige Brands Holdings, Inc	6,078,231
988,575	*	Teva Pharmaceutical Industries Ltd (ADR)	15,046,111
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	53,118,376

REAL ESTATE - 10.8%
234,450		American Assets Trust, Inc	10,829,245
241,005		American Campus Communities, Inc	11,375,436
184,617		AvalonBay Communities, Inc	37,095,094
195,241		Boston Properties, Inc	26,869,066
1,046,536		British Land Co plc	8,119,730
226,219		Camden Property Trust	22,768,942
505,678		CyrusOne, Inc	28,161,208
373,130		Equity Commonwealth	11,865,534
562,026		HCP, Inc	16,737,134
897,071		Host Marriott Corp	17,259,646
149,003		iShares Dow Jones US Real Estate Index Fund	12,963,261
304,573		Kennedy-Wilson Holdings, Inc	6,560,502
243,676		Kimco Realty Corp	4,237,526
231,981		Mid-America Apartment Communities, Inc	25,381,041
519,317		Monmouth Real Estate Investment Corp (Class A)	7,135,416
346,221		Park Hotels & Resorts, Inc	11,106,770
109,080		Prologis, Inc	8,363,164
228,816		QTS Realty Trust, Inc	10,376,806
372,518		Rexford Industrial Realty, Inc	14,114,707
121,945		SL Green Realty Corp	10,772,621
217,051		Ventas, Inc	13,263,987
392,593		Weingarten Realty Investors	11,361,641
384,248		Welltower, Inc	28,638,004
		TOTAL REAL ESTATE	355,356,481

RETAILING - 3.8%
341,543		American Eagle Outfitters, Inc	8,121,893
382,196	*	Dollar Tree, Inc	42,530,771
318,460		eBay, Inc	12,340,325
26

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
200,918		Expedia, Inc	$26,087,193
1,107,883	*	Groupon, Inc	3,899,748
669,770		L Brands, Inc	17,172,903
515,651	*	LKQ Corp	15,521,095
		TOTAL RETAILING	125,673,928

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
382,872	*	Advanced Micro Devices, Inc	10,578,753
158,201	*	Cree, Inc	10,455,504
532,622		Cypress Semiconductor Corp	9,150,446
1,007,364		Marvell Technology Group Ltd	25,204,247
215,198		NXP Semiconductors NV	22,729,213
213,234	*	ON Semiconductor Corp	4,917,176
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	83,035,339

SOFTWARE & SERVICES - 3.3%
417,531		DXC Technology Co	27,448,488
403,972		Fidelity National Information Services, Inc	46,832,474
126,953	*	Proofpoint, Inc	15,922,445
404,658	*	Teradata Corp	18,399,799
		TOTAL SOFTWARE & SERVICES	108,603,206

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
499,255	*	Ciena Corp	19,151,422
927,959	*	CommScope Holding Co, Inc	22,994,824
482,614		Corning, Inc	15,371,256
141,253	*	Dell Technologies, Inc	9,521,865
744,044	*	Extreme Networks, Inc	5,952,352
458,616		Juniper Networks, Inc	12,735,766
208,238	*	Lumentum Holdings, Inc	12,904,509
173,556		Western Digital Corp	8,872,183
21,073		Xerox Corp	702,995
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	108,207,172

TELECOMMUNICATION SERVICES - 0.8%
649,461		CenturyLink, Inc	7,416,845
552,557		Telephone & Data Systems, Inc	17,615,517
		TOTAL TELECOMMUNICATION SERVICES	25,032,362

TRANSPORTATION - 2.6%
414,893		Alaska Air Group, Inc	25,681,877
369,285		American Airlines Group, Inc	12,622,161
78,017		Kansas City Southern Industries, Inc	9,607,013
230,689	*	Kirby Corp	18,851,905
606,016		Knight-Swift Transportation Holdings, Inc	20,210,634
		TOTAL TRANSPORTATION	86,973,590

UTILITIES - 10.8%
654,011		Alliant Energy Corp	30,888,939
95,002		Ameren Corp	6,913,296
96,085		American Water Works Co, Inc	10,395,436
27

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE
292,748		DTE Energy Co			$36,801,351
233,432		Edison International			14,885,959
339,273		Entergy Corp			32,875,554
102,838		Evergy, Inc			5,946,093
1,110,622		FirstEnergy Corp			46,679,443
826,090		NiSource, Inc			22,948,780
285,672		OGE Energy Corp			12,095,352
245,329	*,b	PG&E Corp			5,524,809
258,325		Pinnacle West Capital Corp			24,610,623
446,060		Public Service Enterprise Group, Inc			26,607,479
297,747		Sempra Energy			38,096,729
174,592		Southwest Gas Corp			14,524,308
471,343		Vistra Energy Corp			12,844,097
253,628		Xcel Energy, Inc			14,329,982
		TOTAL UTILITIES			356,968,230

		TOTAL COMMON STOCKS			3,279,513,152
		(Cost $2,685,508,240)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.6%
$21,200,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	21,200,000
		TOTAL GOVERNMENT AGENCY DEBT			21,200,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
8,809,357	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,809,357
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,809,357

		TOTAL SHORT-TERM INVESTMENTS			30,009,357
		(Cost $30,009,357)

		TOTAL INVESTMENTS - 100.3%			3,309,522,509
		(Cost $2,715,517,597)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(11,070,388)
		NET ASSETS - 100.0%			$3,298,452,121

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,666,633.
28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS
QUANT LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
52,233		Lear Corp	$7,469,319
4,956	*,e	Tesla, Inc	1,182,948
		TOTAL AUTOMOBILES & COMPONENTS	8,652,267

BANKS - 0.6%
6,867		BOK Financial Corp	598,390
127,319		Comerica, Inc	10,006,000
51,456		Signature Bank	6,795,794
		TOTAL BANKS	17,400,184

CAPITAL GOODS - 6.9%
41,605		3M Co	7,884,563
220,858		Allison Transmission Holdings, Inc	10,349,406
113,141		Boeing Co	42,732,224
25,816		Caterpillar, Inc	3,599,267
12,810		Emerson Electric Co	909,382
228,869	*	HD Supply Holdings, Inc	10,457,025
16,022		HEICO Corp	1,690,802
13,700		HEICO Corp (Class A)	1,225,191
156,166		Honeywell International, Inc	27,115,103
20,861		Hubbell, Inc	2,661,863
57,704		Huntington Ingalls	12,843,756
26,541		Lockheed Martin Corp	8,846,911
11,453		Northrop Grumman Corp	3,320,339
27,576		Raytheon Co	4,897,222
111,767	*	Sensata Technologies Holding plc	5,581,644
120,220		Spirit Aerosystems Holdings, Inc (Class A)	10,447,118
32,671		TransDigm Group, Inc	15,764,411
78,654	*	United Rentals, Inc	11,083,922
44,202		W.W. Grainger, Inc	12,464,964
		TOTAL CAPITAL GOODS	193,875,113

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,216		Cintas Corp	264,042
121,682		Robert Half International, Inc	7,555,235
7,798		Verisk Analytics, Inc	1,100,610
134,905		Waste Management, Inc	14,480,703
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	23,400,590

CONSUMER DURABLES & APPAREL - 1.3%
253,754		Hanesbrands, Inc	4,585,335
192,360		Nike, Inc (Class B)	16,894,979
81,866		Polaris Industries, Inc	7,891,882
30,907		Pulte Homes, Inc	972,334
78,729		Toll Brothers, Inc	2,999,575
		TOTAL CONSUMER DURABLES & APPAREL	33,344,105
29

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
CONSUMER SERVICES - 1.8%
47,489		Darden Restaurants, Inc	$5,584,706
175,722		Extended Stay America, Inc	3,147,181
29,855		Marriott International, Inc (Class A)	4,072,819
12,815		McDonald’s Corp	2,531,860
324,654		Starbucks Corp	25,219,123
97,670		Wyndham Destinations, Inc	4,254,505
138,983		Yum China Holdings, Inc	6,607,252
		TOTAL CONSUMER SERVICES	51,417,446

DIVERSIFIED FINANCIALS - 7.0%
172,377		American Express Co	20,207,756
33,978		Ameriprise Financial, Inc	4,986,951
140,628		Charles Schwab Corp	6,437,950
15,911	*	Credit Acceptance Corp	7,895,356
145,865		Discover Financial Services	11,886,539
172,385		E*TRADE Financial Corp	8,733,024
53,762		Evercore Partners, Inc (Class A)	5,238,032
1,105		IntercontinentalExchange Group, Inc	89,892
402,500		iShares Russell 1000 Growth Index Fund	63,627,200
108,413		LPL Financial Holdings, Inc	8,032,319
55,369		MSCI, Inc (Class A)	12,479,065
128,790		OneMain Holdings, Inc	4,374,996
64,647		Raymond James Financial, Inc	5,919,726
9,024		S&P Global, Inc	1,991,236
108,418		State Street Corp	7,335,562
316,097		Synchrony Financial	10,959,083
112,918		T Rowe Price Group, Inc	12,138,685
84,716		Voya Financial, Inc	4,650,061
		TOTAL DIVERSIFIED FINANCIALS	196,983,433

ENERGY - 0.2%
33,483		Anadarko Petroleum Corp	2,439,237
4,779		Apache Corp	157,277
635,115	*,e	Chesapeake Energy Corp	1,848,185
8,210	*	Continental Resources, Inc	377,578
70,407		Halliburton Co	1,994,630
8,808		Kosmos Energy Ltd	58,925
		TOTAL ENERGY	6,875,832

FOOD & STAPLES RETAILING - 1.0%
107,068		Costco Wholesale Corp	26,288,406
12,447		Sysco Corp	875,895
		TOTAL FOOD & STAPLES RETAILING	27,164,301

FOOD, BEVERAGE & TOBACCO - 3.1%
491,368		Altria Group, Inc	26,696,023
26,102		Brown-Forman Corp (Class B)	1,390,976
58,210		Campbell Soup Co	2,252,145
30

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
509,797		Coca-Cola Co	$25,010,641
33,011		General Mills, Inc	1,699,076
36,271		Hershey Co	4,528,434
44,065		Kellogg Co	2,657,120
23,082	*	Monster Beverage Corp	1,375,687
191,264		PepsiCo, Inc	24,491,355
		TOTAL FOOD, BEVERAGE & TOBACCO	90,101,457

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
113,682		AmerisourceBergen Corp	8,498,866
40,529	*	Boston Scientific Corp	1,504,437
26		Chemed Corp	8,496
127,372		CVS Health Corp	6,926,489
6,425	*	Edwards Lifesciences Corp	1,131,250
87,234		HCA Holdings, Inc	11,098,782
40,964		Hill-Rom Holdings, Inc	4,154,569
37,152		Humana, Inc	9,488,992
11,299	*	Intuitive Surgical, Inc	5,769,609
45,417	*	Premier, Inc	1,509,207
34,297		Stryker Corp	6,479,046
214,900		UnitedHealth Group, Inc	50,086,743
49,091	*	Veeva Systems, Inc	6,866,358
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	113,522,844

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
188,211		Church & Dwight Co, Inc	14,106,414
92,379		Clorox Co	14,755,698
16,039		Energizer Holdings, Inc	768,108
9,435		Estee Lauder Cos (Class A)	1,621,027
145,102		Kimberly-Clark Corp	18,628,195
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,879,442

INSURANCE - 1.0%
16,225		Aon plc	2,922,772
7,290	*	Berkshire Hathaway, Inc (Class B)	1,579,816
257,501		Progressive Corp	20,123,703
21,056		RenaissanceRe Holdings Ltd	3,271,260
		TOTAL INSURANCE	27,897,551

MATERIALS - 1.3%
187,044	*	Berry Plastics Group, Inc	10,998,187
118,958		Chemours Co	4,283,678
105,879		International Paper Co	4,956,196
4,588		Linde plc	827,033
71,781		Packaging Corp of America	7,117,804
27,342		Silgan Holdings, Inc	818,619
243,894		Steel Dynamics, Inc	7,726,562
3,501		Westlake Chemical Corp	244,195
		TOTAL MATERIALS	36,972,274
31

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
MEDIA & ENTERTAINMENT - 12.0%
57,273	*	Alphabet, Inc (Class A)	$68,668,036
58,400	*	Alphabet, Inc (Class C)	69,407,232
94,499	*	AMC Networks, Inc	5,519,687
2,204		Cable One, Inc	2,337,408
1,052		CBS Corp (Class B)	53,936
32,758	*	Charter Communications, Inc	12,159,442
14,804	*	Electronic Arts, Inc	1,401,199
445,890	*	Facebook, Inc	86,235,126
123,518	*	Live Nation, Inc	8,070,666
54,195	e	Match Group, Inc	3,273,378
66,436	*	NetFlix, Inc	24,617,196
129,444		Omnicom Group, Inc	10,359,403
245,445	*	Twitter, Inc	9,795,710
261,289		Walt Disney Co	35,788,754
		TOTAL MEDIA & ENTERTAINMENT	337,687,173

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
216,399		AbbVie, Inc	17,179,916
11,848	*	Alexion Pharmaceuticals, Inc	1,612,868
62,635	*	Alkermes plc	1,899,093
148,824		Amgen, Inc	26,687,120
63,972	*	Biogen Idec, Inc	14,664,941
72,865		Bristol-Myers Squibb Co	3,383,122
104,411	*	Celgene Corp	9,883,545
40,279	*	Charles River Laboratories International, Inc	5,657,991
22,947		Eli Lilly & Co	2,685,717
35,013	*	Exact Sciences Corp	3,455,433
142,428	*	Exelixis, Inc	2,800,135
139,127		Gilead Sciences, Inc	9,048,820
78,583	*	Ionis Pharmaceuticals, Inc	5,841,075
39,986	*	Jazz Pharmaceuticals plc	5,188,983
58,785		Johnson & Johnson	8,300,442
167,570		Merck & Co, Inc	13,189,435
10,240	*	PRA Health Sciences, Inc	991,437
32,258	*	Regeneron Pharmaceuticals, Inc	11,069,010
51,190	*	Vertex Pharmaceuticals, Inc	8,650,086
146,730		Zoetis, Inc	14,942,983
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	167,132,152

REAL ESTATE - 1.7%
68,381		American Tower Corp	13,354,809
17,908		Coresite Realty	1,959,314
10,430		Crown Castle International Corp	1,311,885
2,074		Equinix, Inc	943,048
12,196		Equity Lifestyle Properties, Inc	1,423,273
33,587		Extra Space Storage, Inc	3,482,636
35,668		Omega Healthcare Investors, Inc	1,262,291
34,620		Public Storage, Inc	7,657,252
91,244		Simon Property Group, Inc	15,849,083
		TOTAL REAL ESTATE	47,243,591
32

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
RETAILING - 10.4%
79,154	*	Amazon.com, Inc	$152,491,764
5,706	*	AutoZone, Inc	5,867,537
88,626		Best Buy Co, Inc	6,594,661
7,347	*	Booking Holdings, Inc	13,628,612
207,217		Home Depot, Inc	42,210,103
223,550		L Brands, Inc	5,731,822
130,270		Lowe’s Companies, Inc	14,738,748
6,515	*	Michaels Cos, Inc	73,228
31,450	*	O’Reilly Automotive, Inc	11,906,026
135,248		Ross Stores, Inc	13,208,320
181,777		TJX Companies, Inc	9,975,922
29,696	*	Ulta Beauty, Inc	10,363,310
54,785	*	Urban Outfitters, Inc	1,628,758
101,925	e	Williams-Sonoma, Inc	5,827,052
		TOTAL RETAILING	294,245,863

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
96,448		Analog Devices, Inc	11,211,115
83,479		Broadcom, Inc	26,579,714
270,515		Cypress Semiconductor Corp	4,647,448
120,174		Kla-Tencor Corp	15,319,781
86,589		Lam Research Corp	17,961,156
301,981	*	Micron Technology, Inc	12,701,321
41,387		MKS Instruments, Inc	3,766,631
86,655		NVIDIA Corp	15,684,555
470,332	*	ON Semiconductor Corp	10,845,856
192,279		Teradyne, Inc	9,421,671
284,407		Texas Instruments, Inc	33,511,677
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	161,650,925

SOFTWARE & SERVICES - 20.2%
175,507		Accenture plc	32,059,864
64,480	*	Adobe, Inc	18,650,840
141,236	*	Akamai Technologies, Inc	11,307,354
57,345		Alliance Data Systems Corp	9,180,934
139,968		Automatic Data Processing, Inc	23,009,340
99,618		Booz Allen Hamilton Holding Co	5,906,351
48,444		CDK Global, Inc	2,922,142
19,711	*	EPAM Systems, Inc	3,535,365
42,086	*	Euronet Worldwide, Inc	6,308,271
13,916	*	Fair Isaac Corp	3,893,001
105,936	*	First Data Corp	2,739,505
29,985	*	Fiserv, Inc	2,615,891
125,005	*	Fortinet, Inc	11,677,967
187,249		International Business Machines Corp	26,265,417
32,213		Intuit, Inc	8,087,396
22,215		LogMeIn, Inc	1,830,516
45,745	*	Manhattan Associates, Inc	3,085,500
196,216		MasterCard, Inc (Class A)	49,885,956
1,346,833		Microsoft Corp	175,896,390
169,938		Paychex, Inc	14,327,473
33

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY			VALUE
312,481	*	PayPal Holdings, Inc			$35,238,482
39,702	*	RingCentral, Inc			4,620,122
310,204		Sabre Corp			6,439,835
87,652	*	salesforce.com, Inc			14,493,258
32,633	*	ServiceNow, Inc			8,860,186
98,136	*	Square, Inc			7,146,263
123,295		Total System Services, Inc			12,605,681
320,908		Visa, Inc (Class A)			52,766,902
60,489		VMware, Inc (Class A)			12,347,620
6,046	*	Workday, Inc			1,243,239
		TOTAL SOFTWARE & SERVICES			568,947,061

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
15,877		Amphenol Corp (Class A)			1,580,714
942,512		Apple, Inc			189,133,883
22,911	*	Arista Networks, Inc			7,154,876
113,270		CDW Corp			11,961,312
127,569	*	Dell Technologies, Inc			8,599,427
63,668	*	F5 Networks, Inc			9,989,509
107,497	*	NCR Corp			3,112,038
43,947	e	Ubiquiti Networks, Inc			7,490,766
48,362	*	Zebra Technologies Corp (Class A)			10,211,153
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			249,233,678

TRANSPORTATION - 3.8%
123,386		CH Robinson Worldwide, Inc			9,994,266
187,109		CSX Corp			14,899,490
107,071		Delta Air Lines, Inc			6,241,169
139,763		Expeditors International of Washington, Inc			11,099,977
25,515		FedEx Corp			4,834,072
232,788		Southwest Airlines Co			12,624,093
157,277		Union Pacific Corp			27,844,320
174,611		United Parcel Service, Inc (Class B)			18,547,180
		TOTAL TRANSPORTATION			106,084,567

		TOTAL COMMON STOCKS			2,809,711,849
		(Cost $1,778,328,175)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.3%
$7,450,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	7,450,000
		TOTAL GOVERNMENT AGENCY DEBT			7,450,000
34

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
12,625,493	c	State Street Navigator Securities Lending Government Money Market Portfolio	$12,625,493
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,625,493

		TOTAL SHORT-TERM INVESTMENTS	20,075,493
		(Cost $20,075,493)

		TOTAL INVESTMENTS - 100.4%	2,829,787,342
		(Cost $1,798,403,668)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(12,247,470)
		NET ASSETS - 100.0%	$2,817,539,872

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,143,045.
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS
QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
879,070		Ford Motor Co	$9,186,282
174,316		General Motors Co	6,789,608
2,375		Lear Corp	339,625
19,497	*	Visteon Corp	1,287,192
		TOTAL AUTOMOBILES & COMPONENTS	17,602,707

BANKS - 12.9%
2,072,953		Bank of America Corp	63,390,903
37,586		Bank OZK	1,227,183
41,874		BB&T Corp	2,143,949
604,641		Citigroup, Inc	42,748,119
345,670		Citizens Financial Group, Inc	12,513,254
160,091		Comerica, Inc	12,581,552
84,452		East West Bancorp, Inc	4,347,589
525,748		Fifth Third Bancorp	15,152,057
720,363		JPMorgan Chase & Co	83,598,126
55,595		PacWest Bancorp	2,198,782
7,853		PNC Financial Services Group, Inc	1,075,311
170,546		Popular, Inc	9,842,210
62,318		Signature Bank	8,230,338
104,863		Sterling Bancorp/DE	2,246,165
84,931		SunTrust Banks, Inc	5,561,282
243,387		Synovus Financial Corp	8,971,245
28,090		TFS Financial Corp	467,418
507,283		Umpqua Holdings Corp	8,806,433
190,638		US Bancorp	10,164,818
680,742		Wells Fargo & Co	32,954,720
248,934		Zions Bancorporation	12,279,914
		TOTAL BANKS	340,501,368

CAPITAL GOODS - 5.6%
105,972	*	Aecom Technology Corp	3,592,451
21,264		AGCO Corp	1,505,066
90,671		Arcosa, Inc	2,822,588
17,723		Caterpillar, Inc	2,470,941
10,047		Crane Co	854,497
79,570		Cummins, Inc	13,231,695
11,951		Curtiss-Wright Corp	1,361,697
204,428		Eaton Corp	16,930,727
59,238	*	Gardner Denver Holdings, Inc	1,999,283
690,037		General Electric Co	7,017,676
85,973		Hexcel Corp	6,079,151
114,167		Honeywell International, Inc	19,822,816
48,142		Huntington Ingalls	10,715,446
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
50,059		ITT, Inc	$3,031,072
41,987		Johnson Controls International plc	1,574,513
21,996		Lennox International, Inc	5,970,814
193,402		Masco Corp	7,554,282
35,142		nVent Electric plc	982,219
29,259		Oshkosh Truck Corp	2,416,501
225,266		Owens Corning, Inc	11,549,388
169,930		PACCAR, Inc	12,178,883
61,172		Textron, Inc	3,242,116
78,637		United Technologies Corp	11,214,423
		TOTAL CAPITAL GOODS	148,118,245

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
48,951	*	Clean Harbors, Inc	3,720,276
115,231		Nielsen NV	2,941,847
138,026		Republic Services, Inc	11,431,313
92,867		Waste Management, Inc	9,968,344
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	28,061,780

CONSUMER DURABLES & APPAREL - 0.6%
39,692	*	Capri Holdings Ltd	1,749,623
210,620		Pulte Homes, Inc	6,626,105
81,243		Tapestry, Inc	2,621,712
81,774		Toll Brothers, Inc	3,115,590
28,476		VF Corp	2,688,419
		TOTAL CONSUMER DURABLES & APPAREL	16,801,449

CONSUMER SERVICES - 2.8%
159,045		ARAMARK Holdings Corp	4,943,118
8,880	*	Bright Horizons Family Solutions	1,137,972
210,460		Carnival Corp	11,545,836
77,976		Darden Restaurants, Inc	9,169,978
213,557		Extended Stay America, Inc	3,824,806
362,720		H&R Block, Inc	9,869,611
47,906		Las Vegas Sands Corp	3,212,097
97,253		McDonald’s Corp	19,214,275
87,654		Royal Caribbean Cruises Ltd	10,600,875
		TOTAL CONSUMER SERVICES	73,518,568

DIVERSIFIED FINANCIALS - 6.0%
46,997		AGNC Investment Corp	836,077
304,792		Ally Financial, Inc	9,055,370
14,622		American Express Co	1,714,137
156,940		Annaly Capital Management, Inc	1,583,525
59,439		Bank of New York Mellon Corp	2,951,741
9,134		BlackRock, Inc	4,432,182
46,037		Capital One Financial Corp	4,273,615
23,217		CME Group, Inc	4,153,521
52,313		Discover Financial Services	4,262,986
62,904		E*TRADE Financial Corp	3,186,717
72,433		Goldman Sachs Group, Inc	14,915,403
15,825		IntercontinentalExchange Group, Inc	1,287,364
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
643,100		iShares Russell 1000 Value Index Fund	$82,156,025
34,701		Lazard Ltd (Class A)	1,349,175
11,972		Legg Mason, Inc	400,463
158,827		Morgan Stanley	7,663,403
5,681		New Residential Investment Corp	95,498
51,432		OneMain Holdings, Inc	1,747,145
239,910		Santander Consumer USA Holdings, Inc	5,122,078
5,466		Starwood Property Trust, Inc	125,991
25,023		State Street Corp	1,693,056
139,501		Synchrony Financial	4,836,500
		TOTAL DIVERSIFIED FINANCIALS	157,841,972

ENERGY - 8.5%
271,264	*	Antero Resources Corp	1,966,664
12,190	*	Apergy Corp	483,821
262,391		Cabot Oil & Gas Corp	6,793,303
338,552		Chevron Corp	40,646,553
102,076		Cimarex Energy Co	7,008,538
129,417	*	CNX Resources Corp	1,159,576
305,020		ConocoPhillips	19,252,862
87,232	*	Continental Resources, Inc	4,011,800
137,333	*	Devon Energy Corp	4,413,883
66,551		EOG Resources, Inc	6,392,224
296,134		Equitrans Midstream Corp	6,168,471
725,889		Exxon Mobil Corp	58,274,369
152,152		HollyFrontier Corp	7,262,215
219,376		Kinder Morgan, Inc	4,359,001
28,845		Marathon Petroleum Corp	1,755,795
231,034		Occidental Petroleum Corp	13,603,282
70,908		PBF Energy, Inc	2,381,091
141,423		Phillips 66	13,331,946
24,335		Pioneer Natural Resources Co	4,050,804
133,375		Schlumberger Ltd	5,692,445
152,153		Valero Energy Corp	13,794,191
19,267		Williams Cos, Inc	545,834
		TOTAL ENERGY	223,348,668

FOOD & STAPLES RETAILING - 1.8%
10,747		Kroger Co	277,058
272,332	*	US Foods Holding Corp	9,953,734
275,599		Walgreens Boots Alliance, Inc	14,763,839
229,655		Walmart, Inc	23,617,720
		TOTAL FOOD & STAPLES RETAILING	48,612,351

FOOD, BEVERAGE & TOBACCO - 4.1%
194,593		General Mills, Inc	10,015,702
73,957		Hershey Co	9,233,531
77,299		Ingredion, Inc	7,324,080
105,685		Kellogg Co	6,372,805
58,175		Lamb Weston Holdings, Inc	4,075,159
185,982		Mondelez International, Inc	9,457,185
38

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
99,629		PepsiCo, Inc	$12,757,493
385,191		Philip Morris International, Inc	33,342,133
52,357	*	TreeHouse Foods, Inc	3,506,872
169,764		Tyson Foods, Inc (Class A)	12,733,998
		TOTAL FOOD, BEVERAGE & TOBACCO	108,818,958

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
199,023		Abbott Laboratories	15,834,270
33,559		Anthem, Inc	8,827,024
5,968		Becton Dickinson & Co	1,436,736
257,454		Cardinal Health, Inc	12,540,584
409,371		CVS Health Corp	22,261,595
40,233		Danaher Corp	5,328,458
86,866		HCA Holdings, Inc	11,051,961
20,641		Hill-Rom Holdings, Inc	2,093,410
257,720	*	Hologic, Inc	11,953,054
201,506		Medtronic plc	17,895,748
99,560	*	Premier, Inc	3,308,379
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	112,531,219

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
277,804		Colgate-Palmolive Co	20,221,353
115,656	*	Herbalife Ltd	6,112,420
89,849		Kimberly-Clark Corp	11,534,815
424,165		Procter & Gamble Co	45,165,089
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	83,033,677

INSURANCE - 5.6%
81,227		Aflac, Inc	4,092,216
128,077		Allstate Corp	12,687,308
59,480		American Financial Group, Inc	6,157,964
8,195		American International Group, Inc	389,836
138,118	*	Athene Holding Ltd	6,237,409
291,153	*	Berkshire Hathaway, Inc (Class B)	63,095,767
45,453		Chubb Ltd	6,599,776
108,307		First American Financial Corp	6,179,997
61,697		FNF Group	2,464,795
7,367		Hartford Financial Services Group, Inc	385,368
61,254		Lincoln National Corp	4,086,867
19,126		Marsh & McLennan Cos, Inc	1,803,390
40,424		Mercury General Corp	2,174,003
254,798		Metlife, Inc	11,753,832
157,830		Principal Financial Group	9,021,563
47,003		Prudential Financial, Inc	4,968,687
25,797		Reinsurance Group of America, Inc (Class A)	3,908,503
77,387		UnumProvident Corp	2,857,128
		TOTAL INSURANCE	148,864,409

MATERIALS - 4.6%
17,143		Bemis Co, Inc	984,351
199,526	*	Berry Plastics Group, Inc	11,732,129
167,327		Domtar Corp	8,182,290
39

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
85,251	*	Dow, Inc	$4,836,289
255,753		DowDuPont, Inc	9,833,703
99,135		Eastman Chemical Co	7,819,769
445,903		Huntsman Corp	9,916,883
278,209		International Paper Co	13,022,963
147,325		LyondellBasell Industries AF S.C.A	12,998,485
363,208		Owens-Illinois, Inc	7,176,990
17,097		Sealed Air Corp	797,062
17,367		Silgan Holdings, Inc	519,968
315,406		Steel Dynamics, Inc	9,992,062
112,948		Valvoline, Inc	2,089,538
89,936		Westlake Chemical Corp	6,273,036
298,310		WestRock Co	11,449,138
41,729		WR Grace and Co	3,153,878
		TOTAL MATERIALS	120,778,534

MEDIA & ENTERTAINMENT - 2.4%
910,646		Comcast Corp (Class A)	39,640,420
36,309	*	Discovery, Inc (Class C)	1,044,247
119,766		Interpublic Group of Cos, Inc	2,754,618
1,097	*	Liberty Broadband Corp (Class C)	108,285
62,712	*	Liberty SiriusXM Group (Class C)	2,518,514
16,591		Tribune Co	766,504
40,886		Viacom, Inc (Class B)	1,182,014
102,149		Walt Disney Co	13,991,349
		TOTAL MEDIA & ENTERTAINMENT	62,005,951

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
23,613		Agilent Technologies, Inc	1,853,621
44,227		Allergan plc	6,501,369
34,773		Amgen, Inc	6,235,494
17,160	*	Biogen Idec, Inc	3,933,758
168,235		Bristol-Myers Squibb Co	7,811,151
43,442		Bruker BioSciences Corp	1,676,861
11,285	*	Charles River Laboratories International, Inc	1,585,204
110,716		Eli Lilly & Co	12,958,201
144,169		Gilead Sciences, Inc	9,376,752
9,828	*	IQVIA Holdings, Inc	1,365,109
30,061	*	Jazz Pharmaceuticals plc	3,901,016
397,341		Johnson & Johnson	56,104,549
478,262		Merck & Co, Inc	37,644,002
1,193,180		Pfizer, Inc	48,455,040
60,686		Thermo Fisher Scientific, Inc	16,837,331
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	216,239,458

REAL ESTATE - 3.9%
15,291		American Campus Communities, Inc	721,735
3,846		American Homes 4 Rent	92,227
8,893		Apartment Investment & Management Co	438,959
21,065		AvalonBay Communities, Inc	4,232,591
89,060		Boston Properties, Inc	12,256,437
40

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
227,676		Brandywine Realty Trust	$3,503,934
389,749		Brixmor Property Group, Inc	6,968,712
11,774		Camden Property Trust	1,185,053
81,834		CubeSmart	2,611,323
202,759		Douglas Emmett, Inc	8,351,643
48,026		Entertainment Properties Trust	3,787,330
54,540		Equity Residential	4,167,947
10,677		Essex Property Trust, Inc	3,016,253
20,862		Extra Space Storage, Inc	2,163,181
36,690		Gaming and Leisure Properties, Inc	1,481,542
538,351		Host Marriott Corp	10,357,873
35,119		Invitation Homes, Inc	873,058
63,669		Kilroy Realty Corp	4,896,783
59,635		Lamar Advertising Co	4,930,025
135,020		Medical Properties Trust, Inc	2,357,449
16,893		Mid-America Apartment Communities, Inc	1,848,263
52,967		Outfront Media, Inc	1,262,204
62,192		Prologis, Inc	4,768,261
36,802		Simon Property Group, Inc	6,392,507
170,590		STORE Capital Corp	5,684,059
11,575		Sun Communities, Inc	1,424,651
39,091		UDR, Inc	1,757,140
17,323		Welltower, Inc	1,291,083
		TOTAL REAL ESTATE	102,822,223

RETAILING - 3.0%
8,362	*	AutoZone, Inc	8,598,728
135,970		Best Buy Co, Inc	10,117,528
181,502		Dick’s Sporting Goods, Inc	6,715,574
339,881		eBay, Inc	13,170,389
146,584		Foot Locker, Inc	8,386,071
150,722		Kohl’s Corp	10,716,334
133,505		Penske Auto Group, Inc	6,130,549
199,813		Target Corp	15,469,523
		TOTAL RETAILING	79,304,696

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
12,780		Analog Devices, Inc	1,485,547
63,520		Broadcom, Inc	20,224,768
1,037,055		Intel Corp	52,931,287
76,652	*	Micron Technology, Inc	3,223,983
7,160		NXP Semiconductors NV	756,239
143,453		QUALCOMM, Inc	12,355,607
107,063		Skyworks Solutions, Inc	9,440,816
61,591		Teradyne, Inc	3,017,959
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	103,436,206

SOFTWARE & SERVICES - 2.1%
18,991	*	Akamai Technologies, Inc	1,520,420
28,523		Cognizant Technology Solutions Corp (Class A)	2,081,038
2,738		DXC Technology Co	179,996
29,675		Fidelity National Information Services, Inc	3,440,223
41

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE
29,600		Genpact Ltd	$1,074,480
57,823		International Business Machines Corp	8,110,832
16,976		LogMeIn, Inc	1,398,822
87,335		Microsoft Corp	11,405,951
487,621		Oracle Corp	26,980,070
		TOTAL SOFTWARE & SERVICES	56,191,832

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
800,573		Cisco Systems, Inc	44,792,059
186,633		Corning, Inc	5,944,261
125,494	*	Dell Technologies, Inc	8,459,551
31,287	*	EchoStar Corp (Class A)	1,246,787
48,731		Flir Systems, Inc	2,579,819
364,071		Hewlett Packard Enterprise Co	5,755,963
363,102		HP, Inc	7,243,885
6,273		Motorola Solutions, Inc	909,020
19,176		National Instruments Corp	903,190
52,511	*	NCR Corp	1,520,193
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	79,354,728

TELECOMMUNICATION SERVICES - 3.1%
1,065,769		AT&T, Inc	32,996,208
592,608		CenturyLink, Inc	6,767,584
112,449		Telephone & Data Systems, Inc	3,584,874
706,081		Verizon Communications, Inc	40,380,772
		TOTAL TELECOMMUNICATION SERVICES	83,729,438

TRANSPORTATION - 3.1%
208,397		CSX Corp	16,594,653
282,246		Delta Air Lines, Inc	16,452,119
24,858		Norfolk Southern Corp	5,071,529
60,171		Ryder System, Inc	3,790,773
28,457		Schneider National, Inc	594,751
212,084		Southwest Airlines Co	11,501,315
69,565		Union Pacific Corp	12,315,788
169,883	*	United Continental Holdings, Inc	15,095,804
		TOTAL TRANSPORTATION	81,416,732

UTILITIES - 5.1%
478,278		AES Corp	8,188,119
110,810		Centerpoint Energy, Inc	3,435,110
11,613		Consolidated Edison, Inc	1,000,576
248,812		Dominion Resources, Inc	19,374,990
50,690		DTE Energy Co	6,372,240
45,660		Duke Energy Corp	4,160,539
187,681		Edison International	11,968,417
55,555		Entergy Corp	5,383,280
342,116		Exelon Corp	17,430,810
284,923		FirstEnergy Corp	11,975,314
95,918		MDU Resources Group, Inc	2,508,256
48,295		National Fuel Gas Co	2,859,547
42

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY			VALUE
49,441		NextEra Energy, Inc			$9,613,308
147,286		OGE Energy Corp			6,236,089
98,090	*,b	PG&E Corp			2,208,987
27,309		Public Service Enterprise Group, Inc			1,628,982
288,239		Southern Co			15,340,080
82,653		UGI Corp			4,505,415
42,873		Vistra Energy Corp			1,168,289
		TOTAL UTILITIES			135,358,348

		TOTAL COMMON STOCKS			2,628,293,517
		(Cost $2,139,321,051)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%
$8,950,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	8,950,000
		TOTAL GOVERNMENT AGENCY DEBT			8,950,000

		TOTAL SHORT-TERM INVESTMENTS			8,950,000
		(Cost $8,950,000)

		TOTAL INVESTMENTS - 100.0%			2,637,243,517
		(Cost $2,148,271,051)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(819,117)
		NET ASSETS - 100.0%			$2,636,424,400

*	Non-income producing
b	In bankruptcy
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS
QUANT SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.5%
244,175	*	Modine Manufacturing Co	$3,611,348
412,642	*	Stoneridge, Inc	12,969,338
177,620		Superior Industries International, Inc	879,219
		TOTAL AUTOMOBILES & COMPONENTS	17,459,905

BANKS - 12.5%
33,799		Ameris Bancorp	1,232,312
421,800		Bank of NT Butterfield & Son Ltd	16,880,436
855,103		Cadence BanCorp	19,453,593
519,000		Cathay General Bancorp	19,094,010
38,300		Civista Bancshares, Inc	842,600
137,523		ConnectOne Bancorp, Inc	3,002,127
336,500	*	Customers Bancorp, Inc	7,621,725
217,490	*	Eagle Bancorp, Inc	12,018,498
44,460		Enterprise Financial Services Corp	1,891,329
533,400	*	Essent Group Ltd	25,309,830
131,500		Federal Agricultural Mortgage Corp (Class C)	10,057,120
11,520		First Bancorp	436,723
685,700		First Commonwealth Financial Corp	9,332,377
288,560		First Merchants Corp	10,581,495
518,500		First Midwest Bancorp, Inc	11,132,195
70,519		First of Long Island Corp	1,640,977
416,302		Flagstar Bancorp, Inc	14,882,797
826,500		Fulton Financial Corp	14,257,125
49,000		Great Western Bancorp, Inc	1,723,330
288,173		Hancock Holding Co	12,604,687
119,300		Hanmi Financial Corp	2,829,796
275,500		IBERIABANK Corp	21,902,250
106,059		Independent Bank Corp	2,283,450
121,100		Independent Bank Group, Inc	6,902,700
257,630		LegacyTexas Financial Group, Inc	10,325,810
330,382		Meta Financial Group, Inc	8,510,640
1,567,970	*	MGIC Investment Corp	22,955,081
318,100	*	NMI Holdings, Inc	8,932,248
736,000		OFG Bancorp	14,852,480
71,000		Old Second Bancorp, Inc	940,750
43,000		Peoples Bancorp, Inc	1,405,240
34,200		QCR Holdings, Inc	1,169,982
1,031,900		Radian Group, Inc	24,167,098
134,419		Sandy Spring Bancorp, Inc	4,689,879
763,412		United Community Banks, Inc	21,436,609
132,679		Univest Corp of Pennsylvania	3,346,164
379,300		Walker & Dunlop, Inc	20,842,535
204,410		Washington Federal, Inc	6,774,147
193,500		WesBanco, Inc	7,801,920
225,000		WSFS Financial Corp	9,715,500
		TOTAL BANKS	395,779,565
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CAPITAL GOODS - 9.4%
252,640		Applied Industrial Technologies, Inc	$15,143,242
653,043	*	Atkore International Group, Inc	16,169,345
100,200		AZZ, Inc	4,758,498
405,583	*	BMC Stock Holdings, Inc	8,346,898
462,900		Comfort Systems USA, Inc	25,042,890
169,200	*	Continental Building Products Inc	4,339,980
59,379	*	CSW Industrials, Inc	3,559,771
93,600		Douglas Dynamics, Inc	3,534,336
72,113	*	DXP Enterprises, Inc	3,092,927
249,066		EMCOR Group, Inc	20,956,413
59,500		ESCO Technologies, Inc	4,462,500
406,100	*	Generac Holdings, Inc	22,331,439
98,200		Global Brass & Copper Holdings, Inc	4,260,898
519,257	*	GMS, Inc	9,149,308
343,200	*	Great Lakes Dredge & Dock Corp	3,510,936
506,000	*	Harsco Corp	11,455,840
176,800	*	Herc Holdings, Inc	8,514,688
191,300		Hillenbrand, Inc	8,229,726
121,950		Kadant, Inc	11,962,076
724,039	*	Meritor, Inc	17,565,186
7,980		Miller Industries, Inc	263,978
195,840		Moog, Inc (Class A)	18,338,458
223,953		Mueller Industries, Inc	6,532,709
228,385	*	Patrick Industries, Inc	11,389,560
128,500		Quanex Building Products Corp	2,148,520
12,545		Raven Industries, Inc	488,126
464,400	*	Rexnord Corp	13,281,840
43,560	*	Thermon Group Holdings	1,123,412
140,600	*	Titan Machinery, Inc	2,418,320
320,092	*	Trex Co, Inc	22,172,773
163,888	*	Trimas Corp	5,069,056
58,039	*	Vectrus, Inc	2,353,481
43,500		Woodward Governor Co	4,737,150
		TOTAL CAPITAL GOODS	296,704,280

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
29,070		Barrett Business Services, Inc	2,118,040
78,480	*	CBIZ, Inc	1,515,449
38,829		CRA International, Inc	2,022,214
348,547		Exponent, Inc	19,734,731
115,800		Heidrick & Struggles International, Inc	4,143,324
95,600		ICF International, Inc	7,444,372
243,146		Insperity, Inc	29,070,536
45,540		Kimball International, Inc (Class B)	713,157
112,900		MSA Safety, Inc	12,408,839
17,077	*	On Assignment, Inc	1,076,534
290,659		Tetra Tech, Inc	18,811,451
82,700	*	TriNet Group, Inc	5,155,518
247,556		Viad Corp	15,177,658
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	119,391,823
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CONSUMER DURABLES & APPAREL - 3.5%
649,780		Callaway Golf Co	$11,410,137
79,759	*	Cavco Industries, Inc	9,951,530
117,700		Clarus Corp	1,579,534
145,200	*	Deckers Outdoor Corp	22,972,092
37,384		Johnson Outdoors, Inc	2,866,231
433,600		KB Home	11,234,576
260,700		La-Z-Boy, Inc	8,550,960
180,050	*	Malibu Boats, Inc	7,493,681
168,015	*	MasterCraft Boat Holdings, Inc	4,156,691
82,830		Movado Group, Inc	2,952,890
136,308	*	Roku, Inc	8,667,826
422,262		Skyline Corp	8,913,951
280,450		Steven Madden Ltd	10,194,357
		TOTAL CONSUMER DURABLES & APPAREL	110,944,456

CONSUMER SERVICES - 2.9%
235,500		BBX Capital Corp	1,304,670
4,200	*	Biglari Holdings, Inc (B Shares)	585,186
774,800		Bloomin’ Brands, Inc	15,488,252
311,471	*	Career Education Corp	5,653,199
120,900		Carriage Services, Inc	2,121,795
147,300	*	El Pollo Loco Holdings, Inc	1,882,494
266,100	*	K12, Inc	8,014,932
660,600	*	Laureate Education, Inc	10,397,844
91,100	*	Planet Fitness, Inc	6,896,270
192,900		Ruth’s Chris Steak House, Inc	5,011,542
110,900		Strategic Education, Inc	15,897,515
327,800		Texas Roadhouse, Inc (Class A)	17,704,478
		TOTAL CONSUMER SERVICES	90,958,177

DIVERSIFIED FINANCIALS - 3.9%
349,871	e	Arlington Asset Investment Corp (Class A)	2,746,487
463,363		Artisan Partners Asset Management, Inc	13,131,708
285,200	*	Cowen Group, Inc	4,777,100
258,100	*,e	Encore Capital Group, Inc	7,293,906
249,433	*	Enova International, Inc	6,841,947
858,800	*	FGL Holdings	7,325,564
239,700	*	Green Dot Corp	15,285,669
275,500		Houlihan Lokey, Inc	13,587,660
110,000	e	iShares Russell 2000 Index Fund	17,411,900
627,300		OM Asset Management plc	9,196,218
389,780		Orchid Island Capital, Inc	2,560,855
36,500	*	Regional Management Corp	904,105
358,626		Stifel Financial Corp	21,399,213
		TOTAL DIVERSIFIED FINANCIALS	122,462,332
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
ENERGY - 4.8%
1,026,400	*	Abraxas Petroleum Corp	$1,416,432
9,840		Arch Coal, Inc	954,283
212,655	*	Basic Energy Services, Inc	535,891
124,400	*	Bonanza Creek Energy, Inc	2,994,308
702,800	*	C&J Energy Services, Inc	9,874,340
313,800		CVR Energy, Inc	14,312,418
463,312		Delek US Holdings, Inc	17,170,343
14,779		DMC Global, Inc	1,024,185
140,520		Evolution Petroleum Corp	987,856
301,048	*	Exterran Corp	4,280,902
610,500		Green Plains Renewable Energy, Inc	10,604,385
982,300	*	Keane Group, Inc	10,304,327
248,600		Mammoth Energy Services, Inc	3,875,674
141,153	*	Matrix Service Co	2,768,010
163,700	*	Midstates Petroleum Co, Inc	2,090,449
22,680	*	Nine Energy Service, Inc	456,548
2,344,300	*	Oasis Petroleum, Inc	14,300,230
533,639	*	Par Pacific Holdings, Inc	10,427,306
289,800		Peabody Energy Corp	8,337,546
715,700	*	ProPetro Holding Corp	15,838,441
552,735	*	SandRidge Energy, Inc	4,620,865
141,042	*	Talos Energy, Inc	4,188,947
343,360		World Fuel Services Corp	10,592,656
		TOTAL ENERGY	151,956,342

FOOD & STAPLES RETAILING - 0.4%
125,947	*	Natural Grocers by Vitamin C	1,559,224
256,600	*	Performance Food Group Co	10,507,770
		TOTAL FOOD & STAPLES RETAILING	12,066,994

FOOD, BEVERAGE & TOBACCO - 2.1%
62,300	*	Boston Beer Co, Inc (Class A)	19,313,623
59,860	e	Calavo Growers, Inc	5,735,187
123,005		Lancaster Colony Corp	18,292,073
188,600	e	National Beverage Corp	10,561,600
197,852	*,e	Pyxus International, Inc	4,516,961
355,700	*	Simply Good Foods Co	7,989,022
		TOTAL FOOD, BEVERAGE & TOBACCO	66,408,466

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
120,800	*	Cardiovascular Systems, Inc	4,293,232
171,000		Conmed Corp	13,685,130
510	*	Cutera, Inc	9,048
443,200	*	Globus Medical, Inc	19,983,888
672,000	*	HMS Holdings Corp	20,448,960
274,200	*	Integer Holding Corp	18,944,478
694,200	*	Lantheus Holdings, Inc	16,771,872
95,400	*	LivaNova plc	6,572,106
151,000	*	Magellan Health Services, Inc	10,570,000
63,600	*	NuVasive, Inc	3,854,160
736,876	*	OraSure Technologies, Inc	6,970,847
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
277,200	*	Orthofix International NV	$15,187,788
471,500	*	Select Medical Holdings Corp	6,775,455
206,700	*	Staar Surgical Co	6,713,616
91,544	*	SurModics, Inc	3,976,671
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	154,757,251

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
127,300		Medifast, Inc	18,673,637
165,160	*	USANA Health Sciences, Inc	13,784,254
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	32,457,891

INSURANCE - 1.4%
390,215		American Equity Investment Life Holding Co	11,476,223
160,600		Amerisafe, Inc	9,510,732
376,500	*,e	Health Insurance Innovations, Inc	8,779,980
99,859		Heritage Insurance Holdings, Inc	1,362,077
69,100		James River Group Holdings Ltd	2,917,402
94,100		United Insurance Holdings Corp	1,441,612
274,376		Universal Insurance Holdings, Inc	8,173,661
		TOTAL INSURANCE	43,661,687

MATERIALS - 4.7%
374,000		Boise Cascade Co	10,356,060
371,400	*	Ferro Corp	6,636,918
673,900	*	Ferroglobe plc	0
421,400	*	Gold Resource Corp	1,542,324
231,200	*	Ingevity Corp	26,590,312
94,800		Innospec, Inc	8,040,936
119,800		Kaiser Aluminum Corp	11,788,320
132,407	*	Koppers Holdings, Inc	3,540,563
176,700		Kronos Worldwide, Inc	2,403,120
178,600		Materion Corp	10,364,158
60,834		Olympic Steel, Inc	986,728
161,900	*	Omnova Solutions, Inc	1,198,060
85,700	*	Ryerson Holding Corp	741,305
585,815		Schnitzer Steel Industries, Inc (Class A)	13,895,532
140,100		Stepan Co	12,964,854
415,340	*	SunCoke Energy, Inc	3,576,077
190,700		Trinseo S.A.	8,571,965
576,192		Tronox Holdings plc	8,147,355
300,120	*	Verso Corp	6,698,678
239,600	*	Worthington Industries, Inc	9,615,148
		TOTAL MATERIALS	147,658,413

MEDIA & ENTERTAINMENT - 1.2%
390,113		Entravision Communications Corp (Class A)	1,119,625
1,038,100	*	Glu Mobile, Inc	11,356,814
121,240	*	Gray Television, Inc	2,840,653
492,500	*	Imax Corp	12,007,150
170,500	*	Liberty Braves Group (Class C)	4,799,575
318,439	*	Liberty Latin America Ltd (Class A)	6,664,928
		TOTAL MEDIA & ENTERTAINMENT	38,788,745
48

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
1,718,558	*	Achillion Pharmaceuticals, Inc	$5,086,932
86,984	*	Aclaris Therapeutics, Inc	547,999
60,900	*	Acorda Therapeutics, Inc	636,405
509,379	*	Aduro Biotech, Inc	2,083,360
805,680	*	Akebia Therapeutics, Inc	4,866,307
1,910,100	*	Akorn, Inc	5,157,270
375,455	*	AMAG Pharmaceuticals, Inc	4,190,078
325,100	*,e	Amicus Therapeutics, Inc	4,336,834
479,800	*	Amphastar Pharmaceuticals, Inc	10,358,882
264,722	*	Ardelyx, Inc	900,055
167,739	*	Array Biopharma, Inc	3,792,579
72,300	*,e	Arvinas, Inc	1,508,901
165,800	*	Assembly Biosciences, Inc	2,616,324
40,500	*	Biospecifics Technologies Corp	2,713,500
278,427	*	Calithera Biosciences, Inc	1,715,110
336,720	*	CareDx, Inc	9,162,151
229,400	*	ChemoCentryx, Inc	3,044,138
305,351	*	Concert Pharmaceuticals, Inc	3,139,008
348,105	*	CytomX Therapeutics, Inc	3,310,479
68,100	*	Enanta Pharmaceuticals, Inc	5,937,639
621,800	*	Endo International plc	4,663,500
268,760	*	Five Prime Therapeutics, Inc	2,977,861
628,221	*	Fluidigm Corp	8,631,757
187,000	*	Genomic Health, Inc	12,029,710
395,600	*	Halozyme Therapeutics, Inc	6,381,028
102,700	*	Heron Therapeutics, Inc	2,226,536
848,000	*	Horizon Pharma plc	21,649,440
976,900	*	Immunogen, Inc	2,334,791
280,987	*	Intersect ENT, Inc	9,129,268
324,824	*	Intra-Cellular Therapies, Inc	4,277,932
668,900	*	Invitae Corp	15,799,418
158,078	*	Kala Pharmaceuticals, Inc	1,226,685
231,300		Luminex Corp	5,275,953
389,889	*	MacroGenics, Inc	6,538,439
511,932	*,e	Marinus Pharmaceuticals, Inc	2,528,944
115,800	*,e	Medicines Co	3,699,810
235,300	*	Medpace Holdings, Inc	13,216,801
105,350	*	Momenta Pharmaceuticals, Inc	1,473,846
83,100	*	MyoKardia, Inc	3,987,138
451,200	*	Natera, Inc	8,622,432
72,000	*	NeoGenomics, Inc	1,499,760
331,800	*	Pacira Pharmaceuticals, Inc	13,212,276
289,550		Phibro Animal Health Corp	10,050,280
398,300	*	Pieris Pharmaceuticals, Inc	1,190,917
187,900	*	PTC Therapeutics, Inc	7,031,218
147,800	*,e	Puma Biotechnology, Inc	4,747,336
257,740	*	Radius Health, Inc	5,675,435
177,980	*	Recro Pharma, Inc	1,553,765
164,500	*	REGENXBIO, Inc	8,290,800
286,389	*	Retrophin, Inc	5,464,302
49

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
8,549	*	Savara, Inc	$91,303
118,389	*	SIGA Technologies, Inc	620,358
321,630	*	Spectrum Pharmaceuticals, Inc	3,013,673
282,563	*	Syneos Health, Inc	13,260,682
42,460	*	Tocagen, Inc	419,505
589,700	*	Vanda Pharmaceuticals, Inc	9,606,213
438,200	*	Veracyte, Inc	10,021,634
406,800	*	Vericel Corp	6,911,532
87,500	*	Voyager Therapeutics, Inc	1,846,250
94,500	*,e	WaVe Life Sciences Pte Ltd	2,507,085
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	318,789,564

REAL ESTATE - 9.1%
293,020		Americold Realty Trust	9,379,570
462,900		Ashford Hospitality Trust, Inc	2,550,579
154,759		Bluerock Residential Growth REIT, Inc	1,734,849
177,980		CareTrust REIT, Inc	4,316,015
625,200		CoreCivic, Inc	13,010,412
2,063,190		Cousins Properties, Inc	19,744,728
1,605,080		DiamondRock Hospitality Co	17,431,169
220,200		EastGroup Properties, Inc	25,175,466
407,150		First Industrial Realty Trust, Inc	14,360,181
852,900		Geo Group, Inc	17,075,058
358,400		Hersha Hospitality Trust	6,655,488
488,319		Mack-Cali Realty Corp	11,368,066
460,300		Monmouth Real Estate Investment Corp (Class A)	6,324,522
451,800		National Storage Affiliates Trust	13,219,668
388,212		Newmark Group, Inc	3,307,566
696,900		Piedmont Office Realty Trust, Inc	14,509,458
611,655		Preferred Apartment Communities, Inc	9,566,284
157,028		PS Business Parks, Inc	24,122,641
228,800		Ryman Hospitality Properties	18,212,480
134,699		Saul Centers, Inc	7,186,192
532,600		STAG Industrial, Inc	15,328,228
635,000		Summit Hotel Properties, Inc	7,372,350
695,100		Tanger Factory Outlet Centers, Inc	12,553,506
578,543		Xenia Hotels & Resorts, Inc	12,525,456
		TOTAL REAL ESTATE	287,029,932

RETAILING - 3.2%
277,000	*	1-800-FLOWERS.COM, Inc (Class A)	5,897,330
346,900		Abercrombie & Fitch Co (Class A)	10,368,841
111,700		American Eagle Outfitters, Inc	2,656,226
423,300	*	Etsy, Inc	28,589,682
3,026,400	*	Groupon, Inc	10,652,928
98,600	*	Liberty Expedia Holdings, Inc	4,577,012
2,308,669		Office Depot, Inc	5,540,806
746,000	*	Rent-A-Center, Inc	18,597,780
71,680	*	Sleep Number Corp	2,494,464
107,315	*	Stamps.com, Inc	9,207,627
101,640	*	Zumiez, Inc	2,706,673
		TOTAL RETAILING	101,289,369
50

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
161,689		Cabot Microelectronics Corp	$20,413,236
304,370	*	Diodes, Inc	11,085,156
1,090,800	*	Lattice Semiconductor Corp	14,125,860
873,400	*	Rambus, Inc	10,009,164
369,800	*	Semtech Corp	19,921,126
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	75,554,542

SOFTWARE & SERVICES - 7.6%
242,900	*	Bottomline Technologies, Inc	12,283,453
118,820	*	CACI International, Inc (Class A)	23,162,771
270,400	*	Commvault Systems, Inc	14,223,040
164,600	*	eGain Corp	1,644,354
329,984		EVERTEC, Inc	10,331,799
392,800	*	Five9, Inc	20,845,896
114,200	*	HubSpot, Inc	21,068,758
60,400	*	I3 Verticals, Inc	1,458,056
214,986		Mantech International Corp (Class A)	13,326,982
132,500	*	New Relic, Inc	13,944,300
260,045	*	Paylocity Holding Corp	25,107,344
144,800	*	SPS Commerce, Inc	15,021,552
215,000	*	Varonis Systems, Inc	15,297,250
420,700	*	Verint Systems, Inc	25,406,073
228,500	*	Virtusa Corp	12,693,175
206,100	*	Workiva, Inc	10,952,154
295,425	*	Zix Corp	2,407,714
		TOTAL SOFTWARE & SERVICES	239,174,671

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
87,800	*	Agilysys, Inc	1,679,614
205,548		AVX Corp	3,352,488
61,860		Comtech Telecommunications Corp	1,455,566
416,600	*	Control4 Corp	7,253,006
1,537,400	*	Extreme Networks, Inc	12,299,200
296,300	*	Insight Enterprises, Inc	16,764,654
640,596		Kemet Corp	11,447,450
59,700	*	OSI Systems, Inc	5,380,761
282,600	*	Ribbon Communications, Inc	1,514,736
460,500	*	Sanmina Corp	15,620,160
213,100		SYNNEX Corp	22,989,228
138,320	*	Tech Data Corp	14,746,295
782,400	*	TTM Technologies, Inc	10,358,976
1,417,200	*	Viavi Solutions, Inc	18,848,760
758,500		Vishay Intertechnology, Inc	15,025,885
49,339	*	Vishay Precision Group, Inc	1,868,468
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	160,605,247

TELECOMMUNICATION SERVICES - 0.9%
89,120	*	Cincinnati Bell, Inc	793,168
184,800		Shenandoah Telecom Co	7,637,784
1,934,590	*	Vonage Holdings Corp	18,804,215
		TOTAL TELECOMMUNICATION SERVICES	27,235,167
51

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY			VALUE
TRANSPORTATION - 1.3%
242,950		Arkansas Best Corp			$7,424,552
97,900	*	Covenant Transportation Group, Inc			1,911,987
309,266	*	Daseke, Inc			1,595,812
396,340	*	Echo Global Logistics, Inc			9,092,040
23,440		Forward Air Corp			1,484,221
297,388		Heartland Express, Inc			5,852,596
107,342		Marten Transport Ltd			2,123,225
62,680	*	Radiant Logistics, Inc			409,927
51,500	*	USA Truck, Inc			733,360
371,746		Werner Enterprises, Inc			12,453,491
		TOTAL TRANSPORTATION			43,081,211

UTILITIES - 3.2%
442,900		Avista Corp			19,106,706
230,368		Clearway Energy, Inc (Class A)			3,540,756
62,178		NorthWestern Corp			4,343,133
82,720		Otter Tail Corp			4,243,536
515,000		Portland General Electric Co			26,939,650
251,990		Southwest Gas Corp			20,963,048
240,000		Spire, Inc			20,205,600
46,979		Unitil Corp			2,673,575
		TOTAL UTILITIES			102,016,004

		TOTAL COMMON STOCKS			3,156,232,034
		(Cost $2,836,293,011)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.2%
$6,800,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	6,800,000
		TOTAL GOVERNMENT AGENCY DEBT			6,800,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
44,841,483	c	State Street Navigator Securities Lending Government Money Market Portfolio			44,841,483
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			44,841,483

		TOTAL SHORT-TERM INVESTMENTS			51,641,483
		(Cost $51,641,483)

		TOTAL INVESTMENTS - 101.4%			3,207,873,517
		(Cost $2,887,934,494)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(46,256,212)
		NET ASSETS - 100.0%			$3,161,617,305

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,382,487.
52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS
QUANT SMALL/MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.3%
55,277	*	Stoneridge, Inc	$1,737,356
		TOTAL AUTOMOBILES & COMPONENTS	1,737,356

BANKS - 8.3%
117,655		Associated Banc-Corp	2,669,592
67,169		Bank of NT Butterfield & Son Ltd	2,688,103
71,132		BankUnited	2,602,009
51,795		Cathay General Bancorp	1,905,538
67,258		Central Pacific Financial Corp	2,018,413
39,803		ConnectOne Bancorp, Inc	868,900
58,671		East West Bancorp, Inc	3,020,383
62,375	*	Essent Group Ltd	2,959,694
412,638		First Bancorp (Puerto Rico)	4,662,809
7,042		First Financial Corp	289,919
70,040		First Hawaiian, Inc	1,936,606
23,700		Great Western Bancorp, Inc	833,529
50,861		Hancock Holding Co	2,224,660
57,553		Heritage Commerce Corp	720,564
15,351		HomeTrust Bancshares, Inc	389,301
40,528		LegacyTexas Financial Group, Inc	1,624,362
82,802		National Bank Holdings Corp	3,166,349
121,678		OFG Bancorp	2,455,462
15,352		Peoples Bancorp, Inc	501,703
48,340		Popular, Inc	2,789,701
14,904		Preferred Bank	733,128
3,585	*	SVB Financial Group	902,416
71,097		TCF Financial Corp	1,573,377
97,081		TFS Financial Corp	1,615,428
70,405	*	The Bancorp, Inc	718,835
24,363		Trico Bancshares	972,327
29,238	*	Triumph Bancorp, Inc	906,670
34,295		United Financial Bancorp, Inc (New)	452,351
19,800		Veritex Holdings, Inc	524,898
49,842	*	Western Alliance Bancorp	2,381,451
32,985		Wintrust Financial Corp	2,513,457
19,378		WSFS Financial Corp	836,742
67,512		Zions Bancorporation	3,330,367
		TOTAL BANKS	57,789,044

CAPITAL GOODS - 13.3%
55,775		Advanced Drainage Systems, Inc	1,564,489
22,950		Albany International Corp (Class A)	1,697,611
7,269		Allegion plc	721,303
56,800		Allison Transmission Holdings, Inc	2,661,648
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
32,077		Altra Holdings, Inc	$1,202,567
103,859	*	Atkore International Group, Inc	2,571,549
32,406		AZZ, Inc	1,538,961
125,023	*	Builders FirstSource, Inc	1,722,817
44,490		Comfort Systems USA, Inc	2,406,909
17,300		Curtiss-Wright Corp	1,971,162
55,154		EMCOR Group, Inc	4,640,658
65,230		Federal Signal Corp	1,876,667
33,892	*	Foundation Building Materials, Inc	460,592
72,624		Global Brass & Copper Holdings, Inc	3,151,155
97,078		Graco, Inc	4,975,248
136,059	*	Harsco Corp	3,080,376
75,209	*	HD Supply Holdings, Inc	3,436,299
65,579		HEICO Corp (Class A)	5,864,730
22,273		IDEX Corp	3,489,288
73,407		ITT, Inc	4,444,794
72,500	*	JELD-WEN Holding, Inc	1,431,875
8,386		Kadant, Inc	822,583
102,808	*	Meritor, Inc	2,494,122
92,946	*	Milacron Holdings Corp	1,357,941
21,416		Moog, Inc (Class A)	2,005,394
121,774	*	MRC Global, Inc	2,110,343
58,470	*	MYR Group, Inc	2,113,691
84,689	*	NCI Building Systems, Inc	484,421
99,498		nVent Electric plc	2,780,969
38,156		Oshkosh Truck Corp	3,151,304
63,295		Pentair plc	2,467,872
23,758		Primoris Services Corp	520,775
39,642		Quanta Services, Inc	1,609,465
36,489		Spirit Aerosystems Holdings, Inc (Class A)	3,170,894
46,728	*	SPX Corp	1,705,572
42,182	*	SPX FLOW, Inc	1,516,021
48,371	*	Thermon Group Holdings	1,247,488
101,091	*	Univar, Inc	2,257,362
98,719		Universal Forest Products, Inc	3,647,667
37,832	*	Vectrus, Inc	1,534,088
19,857		Watts Water Technologies, Inc (Class A)	1,699,561
		TOTAL CAPITAL GOODS	93,608,231

COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
36,857		Brady Corp (Class A)	1,798,253
42,273		Insperity, Inc	5,054,160
84,494		Kforce, Inc	3,043,474
29,600		Kimball International, Inc (Class B)	463,536
51,599		Robert Half International, Inc	3,203,782
39,575	*	SP Plus Corp	1,366,129
30,112		Systemax, Inc	683,843
33,030	*	TriNet Group, Inc	2,059,090
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,672,267
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
CONSUMER DURABLES & APPAREL - 3.4%
7,836	*	Cavco Industries, Inc	$977,698
22,655		Columbia Sportswear Co	2,264,820
28,983	*	CROCS, Inc	807,177
22,525		Hooker Furniture Corp	671,470
8,357	*	Lululemon Athletica, Inc	1,473,757
35,307	*	Malibu Boats, Inc	1,469,477
66,800	*	MasterCraft Boat Holdings, Inc	1,652,632
19,456	*	Meritage Homes Corp	995,174
28,764		Movado Group, Inc	1,025,437
1,313	*	NVR, Inc	4,139,206
83,960		Pulte Homes, Inc	2,641,382
18,600		Ralph Lauren Corp	2,447,388
107,098		Skyline Corp	2,260,839
77,746	*,e	Turtle Beach Corp	796,119
		TOTAL CONSUMER DURABLES & APPAREL	23,622,576

CONSUMER SERVICES - 3.6%
133,183		Bloomin’ Brands, Inc	2,662,328
14,710	*	Bright Horizons Family Solutions	1,885,087
39,000		Brinker International, Inc	1,668,030
103,905	*	Career Education Corp	1,885,876
9,815	e	Cracker Barrel Old Country Store, Inc	1,656,183
117,541		Extended Stay America, Inc	2,105,159
44,586	*	frontdoor, Inc	1,571,211
33,669		Hyatt Hotels Corp	2,583,422
55,116	*	K12, Inc	1,660,094
71,590	*	Regis Corp	1,340,165
67,585	*	Scientific Games Corp (Class A)	1,563,241
56,294	*	ServiceMaster Global Holdings, Inc	2,760,095
13,018		Strategic Education, Inc	1,866,130
		TOTAL CONSUMER SERVICES	25,207,021

DIVERSIFIED FINANCIALS - 3.7%
81,545		Artisan Partners Asset Management, Inc	2,310,985
101,728	*	Cannae Holdings, Inc	2,611,358
29,696		FirstCash, Inc	2,900,705
23,898	*	Green Dot Corp	1,523,976
32,436	*	INTL FCStone, Inc	1,315,604
91,717		Ladder Capital Corp	1,595,876
141,093		Ladenburg Thalmann Financial Services, Inc	517,811
68,606		LPL Financial Holdings, Inc	5,083,019
15,618		Morningstar, Inc	2,240,402
156,767		OM Asset Management plc	2,298,204
64,054		OneMain Holdings, Inc	2,175,914
66,444		Virtu Financial, Inc	1,633,194
		TOTAL DIVERSIFIED FINANCIALS	26,207,048

ENERGY - 3.6%
161,150		Archrock, Inc	1,629,226
33,086	*	Bonanza Creek Energy, Inc	796,380
498,661	*	Clean Energy Fuels Corp	1,565,796
28,722	*	CONSOL Energy, Inc	973,676
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
41,869		CVR Energy, Inc	$1,909,645
50,846	*	Exterran Corp	723,030
79,560	*	FTS International, Inc	823,446
28,268		Helmerich & Payne, Inc	1,654,243
264,107	*	HighPoint Resources Corp	723,653
129,622	*	Keane Group, Inc	1,359,735
290,100		Kosmos Energy Ltd	1,940,769
74,142	e	Liberty Oilfield Services, Inc	1,105,457
83,024		Murphy Oil Corp	2,261,574
122,877	*	Parsley Energy, Inc	2,452,625
137,332	*	Renewable Energy Group, Inc	3,312,448
67,265		World Fuel Services Corp	2,075,125
		TOTAL ENERGY	25,306,828

FOOD & STAPLES RETAILING - 1.0%
61,667	*	Performance Food Group Co	2,525,264
89,789		Spartan Stores, Inc	1,451,888
84,865	*	US Foods Holding Corp	3,101,816
		TOTAL FOOD & STAPLES RETAILING	7,078,968

FOOD, BEVERAGE & TOBACCO - 0.8%
48,365		Lamb Weston Holdings, Inc	3,387,968
101,069	*	Simply Good Foods Co	2,270,010
		TOTAL FOOD, BEVERAGE & TOBACCO	5,657,978

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
21,644	*	DexCom, Inc	2,620,439
62,029		Encompass Health Corp	3,997,769
56,272		Hill-Rom Holdings, Inc	5,707,106
26,120	*	Integer Holding Corp	1,804,631
21,316	*	iRhythm Technologies, Inc	1,626,624
20,698	*	LivaNova plc	1,425,885
31,274	*	Orthofix International NV	1,713,503
32,505	*	Oxford Immunotec Global plc	527,556
42,240	*	Providence Service Corp	2,801,779
28,894		STERIS plc	3,784,536
54,448	*	Veeva Systems, Inc	7,615,642
11,566	*	WellCare Health Plans, Inc	2,988,076
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	36,613,546

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
49,960		Energizer Holdings, Inc	2,392,584
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,392,584

INSURANCE - 3.2%
62,663		American Equity Investment Life Holding Co	1,842,919
28,646		American Financial Group, Inc	2,965,720
16,452		Assurant, Inc	1,562,940
50,897		Axis Capital Holdings Ltd	2,893,494
19,873		Crawford & Co (Class B)	175,280
13,403		Erie Indemnity Co (Class A)	2,537,456
22,100		Mercury General Corp	1,188,538
56

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
79,162		Old Republic International Corp	$1,770,062
39,199		ProAssurance Corp	1,471,139
24,930		Reinsurance Group of America, Inc (Class A)	3,777,145
2,449		White Mountains Insurance Group Ltd	2,299,709
		TOTAL INSURANCE	22,484,402

MATERIALS - 4.8%
32,599		American Vanguard Corp	513,108
43,978		Ashland Global Holdings, Inc	3,541,548
25,185		Avery Dennison Corp	2,786,720
81,800	*	Axalta Coating Systems Ltd	2,206,964
8,591		Balchem Corp	872,072
71,344	*	Berry Plastics Group, Inc	4,195,027
55,664		Boise Cascade Co	1,541,336
42,516		Cabot Corp	1,929,376
38,526		Carpenter Technology Corp	1,913,587
30,048		Domtar Corp	1,469,347
36,858	*	Ingevity Corp	4,239,039
44,520	*	Omnova Solutions, Inc	329,448
18,031		Reliance Steel & Aluminum Co	1,658,131
37,245		Royal Gold, Inc	3,242,550
92,373		Steel Dynamics, Inc	2,926,377
		TOTAL MATERIALS	33,364,630

MEDIA & ENTERTAINMENT - 2.5%
57,579	*	AMC Networks, Inc	3,363,189
76,595	*	Care.com, Inc	1,282,966
55,296	*	Cargurus, Inc	2,252,759
80,371	*	Gray Television, Inc	1,883,093
4,436	*	IAC/InterActiveCorp	997,390
72,142	*	Liberty Latin America Ltd (Class A)	1,509,932
78,200	*	Liberty Media Group (Class C)	3,034,942
133,605	*	Liberty TripAdvisor Holdings, Inc	1,969,338
16,260		Nexstar Broadcasting Group, Inc (Class A)	1,903,233
		TOTAL MEDIA & ENTERTAINMENT	18,196,842

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
151,178	*	Akebia Therapeutics, Inc	913,115
8,030	*	Alnylam Pharmaceuticals, Inc	717,400
68,405	*	AMAG Pharmaceuticals, Inc	763,400
98,789	*	Amicus Therapeutics, Inc	1,317,845
23,933	*	ANI Pharmaceuticals, Inc	1,698,764
96,296	*	Array Biopharma, Inc	2,177,253
19,407	*	Bio-Rad Laboratories, Inc (Class A)	5,840,149
12,413		Bio-Techne Corp	2,539,576
2,277	*	Bluebird Bio, Inc	322,947
124,349		Bruker BioSciences Corp	4,799,871
26,380	*	Charles River Laboratories International, Inc	3,705,599
33,000	*	Clovis Oncology, Inc	602,910
79,991	*	Enzo Biochem, Inc	277,569
25,532	*	Genomic Health, Inc	1,642,474
57

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
53,132	*	Halozyme Therapeutics, Inc	$857,019
61,120	*	Horizon Pharma plc	1,560,394
108,502	*	Invitae Corp	2,562,817
83,000	*	Ironwood Pharmaceuticals, Inc	986,870
10,640	*	Neurocrine Biosciences, Inc	768,634
40,316	*	Pacira Pharmaceuticals, Inc	1,605,383
34,562		Phibro Animal Health Corp	1,199,647
66,843	*	QIAGEN NV	2,604,203
31,000	*	Radius Health, Inc	682,620
23,851	*	Retrophin, Inc	455,077
38,338	*	Sangamo Biosciences, Inc	448,171
3,991	*	Sarepta Therapeutics, Inc	466,707
25,512	*	Seattle Genetics, Inc	1,729,203
41,483	*,e	Theravance Biopharma, Inc	989,370
11,548	*	United Therapeutics Corp	1,184,478
66,435	*	Vanda Pharmaceuticals, Inc	1,082,226
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	46,501,691

REAL ESTATE - 10.2%
49,954		American Assets Trust, Inc	2,307,375
65,393		American Campus Communities, Inc	3,086,550
67,872		BraeMar Hotels & Resorts, Inc	943,421
48,249		Camden Property Trust	4,856,262
46,332		CareTrust REIT, Inc	1,123,551
79,170		CatchMark Timber Trust, Inc	791,700
152,755		Columbia Property Trust, Inc	3,469,066
72,436		Douglas Emmett, Inc	2,983,639
97,367		Duke Realty Corp	3,030,061
74,778		Equity Commonwealth	2,377,940
52,021	e	Farmland Partners, Inc	341,258
67,949		First Industrial Realty Trust, Inc	2,396,561
51,761		Getty Realty Corp	1,678,609
117,227		Healthcare Trust of America, Inc	3,233,121
89,009		Kennedy-Wilson Holdings, Inc	1,917,254
84,992		Liberty Property Trust	4,219,003
76,469		Mack-Cali Realty Corp	1,780,198
60,328		MedEquities Realty Trust, Inc	646,113
32,852		NexPoint Residential Trust, Inc	1,231,621
18,952		One Liberty Properties, Inc	536,342
109,407		Outfront Media, Inc	2,607,169
11,664		PS Business Parks, Inc	1,791,824
62,420		Regency Centers Corp	4,192,751
221,676		Retail Properties of America, Inc	2,724,398
154,665		RLJ Lodging Trust	2,847,383
10,007		RMR Group, Inc	578,805
57,600		STAG Industrial, Inc	1,657,728
41,964		Sun Communities, Inc	5,164,929
53,035		Taubman Centers, Inc	2,614,625
148,163		VICI Properties, Inc	3,378,116
56,208		Xenia Hotels & Resorts, Inc	1,216,903
		TOTAL REAL ESTATE	71,724,276
58

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
RETAILING - 3.5%
91,936	*	Barnes & Noble Education, Inc	$395,325
76,476	*	BJ’s Wholesale Club Holdings, Inc	2,168,095
52,490		Citi Trends, Inc	971,590
87,710		Core-Mark Holding Co, Inc	3,188,258
60,175		Designer Brands, Inc	1,338,894
32,379	*	Etsy, Inc	2,186,878
7,092	*	Five Below, Inc	1,038,198
66,856	*	Lands’ End, Inc	1,170,648
27,300	*	Ollie’s Bargain Outlet Holdings, Inc	2,610,972
106,405	*	Sleep Number Corp	3,702,894
27,129	*	Wayfair, Inc	4,398,967
64,765	*	Zumiez, Inc	1,724,692
		TOTAL RETAILING	24,895,411

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
256,056	*	Advanced Micro Devices, Inc	7,074,827
33,230		Brooks Automation, Inc	1,246,457
24,602	*	First Solar, Inc	1,513,761
65,700	*	Lattice Semiconductor Corp	850,815
108,853		Marvell Technology Group Ltd	2,723,502
176,286	*	NeoPhotonics Corp Ltd	1,204,034
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	14,613,396

SOFTWARE & SERVICES - 9.8%
198,478	*	A10 Networks, Inc	1,282,168
66,360	*	Black Knight, Inc	3,744,031
9,663	*	CACI International, Inc (Class A)	1,883,705
90,181	*	Cadence Design Systems, Inc	6,256,758
27,109	*	Everbridge, Inc	2,003,084
210,473	*	Everi Holdings, Inc	2,165,767
60,849		EVERTEC, Inc	1,905,182
68,323	*	Five9, Inc	3,625,902
49,311	*	ForeScout Technologies, Inc	2,073,034
92,600		Genpact Ltd	3,361,380
41,948		Hackett Group, Inc	643,902
221,074	*	Limelight Networks, Inc	656,590
78,501	*	Model N, Inc	1,455,409
13,116	*	Paylocity Holding Corp	1,266,350
40,739		Pegasystems, Inc	3,055,832
125,345		Perspecta, Inc	2,892,963
59,709		Progress Software Corp	2,723,327
23,097	*	Proofpoint, Inc	2,896,826
22,360	*	RingCentral, Inc	2,602,033
146,027		Sabre Corp	3,031,521
25,383	*	SPS Commerce, Inc	2,633,232
86,500	*	SVMK, Inc	1,548,350
20,073	*	Trade Desk, Inc	4,445,768
26,752	*	Twilio, Inc	3,668,769
53,186	*	Workiva, Inc	2,826,304
49,061	*	Zendesk, Inc	4,306,575
		TOTAL SOFTWARE & SERVICES	68,954,762
59

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY			VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
152,213	*	Aerohive Networks, Inc			$514,480
34,700	*	Arrow Electronics, Inc			2,932,497
62,144		Avnet, Inc			3,020,820
67,718		CDW Corp			7,151,021
40,998	*	Cray, Inc			1,076,608
18,956		Flir Systems, Inc			1,003,531
137,572	*	Harmonic, Inc			778,658
53,118	*	Insight Enterprises, Inc			3,005,416
34,583		InterDigital, Inc			2,261,382
104,430		Jabil Circuit, Inc			3,154,830
61,559	*	Keysight Technologies, Inc			5,357,480
54,561	*	Sanmina Corp			1,850,709
18,452	*	Zebra Technologies Corp (Class A)			3,895,955
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			36,003,387

TELECOMMUNICATION SERVICES - 1.1%
71,883		Telephone & Data Systems, Inc			2,291,630
194,308	*	Vonage Holdings Corp			1,888,674
99,984	*	Zayo Group Holdings, Inc			3,128,499
		TOTAL TELECOMMUNICATION SERVICES			7,308,803

TRANSPORTATION - 2.3%
57,205	*	Echo Global Logistics, Inc			1,312,283
27,895		Forward Air Corp			1,766,312
84,155	*	Hub Group, Inc (Class A)			3,498,323
28,672		Landstar System, Inc			3,124,101
71,271		Marten Transport Ltd			1,409,740
108,298	*	Radiant Logistics, Inc			708,269
37,834		Skywest, Inc			2,330,196
43,279	*	Spirit Airlines, Inc			2,353,512
		TOTAL TRANSPORTATION			16,502,736

UTILITIES - 2.4%
77,473		Clearway Energy, Inc (Class A)			1,190,760
27,667		ONE Gas, Inc			2,449,083
7,277		Pinnacle West Capital Corp			693,280
52,127		Portland General Electric Co			2,726,763
74,185		UGI Corp			4,043,824
205,158		Vistra Energy Corp			5,590,556
		TOTAL UTILITIES			16,694,266

		TOTAL COMMON STOCKS			700,138,049
		(Cost $582,484,140)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.0%
$490,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	490,000
		TOTAL GOVERNMENT AGENCY DEBT			490,000
60

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
4,037,755	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,037,755
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,037,755

		TOTAL SHORT-TERM INVESTMENTS	4,527,755
		(Cost $4,527,755)

		TOTAL INVESTMENTS - 100.5%	704,665,804
		(Cost $587,011,895)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(4,009,626)
		NET ASSETS - 100.0%	$700,656,178

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,820,118.
61

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.4%
55,976		Aptiv plc	$4,797,143
12,746		BorgWarner, Inc	532,401
66,583		Harley-Davidson, Inc	2,478,885
22,556	*	Modine Manufacturing Co	333,603
39,858	*,e	Tesla, Inc	9,513,706
		TOTAL AUTOMOBILES & COMPONENTS	17,655,738

BANKS - 5.3%
1,694		Ameris Bancorp	61,763
26,689		Associated Banc-Corp	605,573
47,422		Bank OZK	1,548,328
3,518		Banner Corp	186,524
339,486		BB&T Corp	17,381,683
17,500		Berkshire Hills Bancorp, Inc	524,825
6,267		Brookline Bancorp, Inc	94,318
8,221		Bryn Mawr Bank Corp	313,138
1,799		Cadence BanCorp	40,927
3,985		Camden National Corp	175,260
651,247		Citigroup, Inc	46,043,163
402,083		Citizens Financial Group, Inc	14,555,405
440		Columbia Banking System, Inc	16,518
108,335		Comerica, Inc	8,514,048
321		Commerce Bancshares, Inc	19,398
1,572		Community Trust Bancorp, Inc	66,417
3,270		Cullen/Frost Bankers, Inc	332,526
46,110	*	Customers Bancorp, Inc	1,044,391
12,542		Federal Agricultural Mortgage Corp (Class C)	959,212
288,180		Fifth Third Bancorp	8,305,348
10,587		First Busey Corp	273,568
2,352		First Financial Corp	96,832
44,108		First Republic Bank	4,658,687
1,130		FNB Corp	13,707
540		Glacier Bancorp, Inc	22,999
1,279		Hancock Holding Co	55,943
22,377		Hanmi Financial Corp	530,782
8,920		Heartland Financial USA, Inc	400,508
3,902		Heritage Financial Corp	118,114
19,184	*	HomeStreet, Inc	539,838
13,122		HomeTrust Bancshares, Inc	332,774
285,811		Huntington Bancshares, Inc	3,978,489
5,708		Investors Bancorp, Inc	67,069
15,606		Kearny Financial Corp	218,484
613,332		Keycorp	10,763,977
24,031	e	Live Oak Bancshares, Inc	419,822
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
90,129		M&T Bank Corp	$15,328,239
17,553	*	MGIC Investment Corp	256,976
11,344		National Bank Holdings Corp	433,795
310		NBT Bancorp, Inc	11,786
69,768		New York Community Bancorp, Inc	811,402
22,664		Northfield Bancorp, Inc	339,960
29,937		OFG Bancorp	604,129
7,838		Old National Bancorp	133,873
21,559		Opus Bank	471,495
16,485		PacWest Bancorp	651,982
982		People’s United Financial, Inc	16,979
53,702		Pinnacle Financial Partners, Inc	3,118,475
217,463		PNC Financial Services Group, Inc	29,777,208
36,221		Popular, Inc	2,090,314
682,855		Regions Financial Corp	10,604,738
5,811		Signature Bank	767,459
6,239		Sterling Bancorp/DE	133,639
12,826		Stock Yards Bancorp, Inc	440,573
14,234	*	SVB Financial Group	3,582,982
1,879	*	Texas Capital Bancshares, Inc	121,628
10,055		TFS Financial Corp	167,315
17,614	*	The Bancorp, Inc	179,839
3,796		Trico Bancshares	151,498
31,975	*	Tristate Capital Holdings, Inc	743,738
350		Trustmark Corp	12,586
2,167		UMB Financial Corp	151,387
650		Umpqua Holdings Corp	11,284
6,031		Union Bankshares Corp	220,132
3,046		United Bankshares, Inc	119,525
10,303		Univest Corp of Pennsylvania	259,842
638,497		US Bancorp	34,044,660
3,230		Webster Financial Corp	171,610
1,553		Westamerica Bancorporation	99,734
13,557	*	Western Alliance Bancorp	647,753
230		Wintrust Financial Corp	17,526
684		WSFS Financial Corp	29,535
55,123		Zions Bancorporation	2,719,218
		TOTAL BANKS	232,725,172

CAPITAL GOODS - 6.7%
177,319		3M Co	33,603,724
954		Acuity Brands, Inc	139,599
3,315		Air Lease Corp	127,826
12,786		Albany International Corp (Class A)	945,780
11,569		Argan, Inc	553,230
33,949	*	Armstrong Flooring, Inc	491,921
32,466	*	Astronics Corp	1,082,416
52,363	*	Axon Enterprise, Inc	3,325,050
46,198		Barnes Group, Inc	2,569,533
419	*	Beacon Roofing Supply, Inc	15,780
46,759	*	Builders FirstSource, Inc	644,339
11,825		Carlisle Cos, Inc	1,672,291
186,879		Caterpillar, Inc	26,054,670
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,817		Cubic Corp	$103,169
35,835		Cummins, Inc	5,959,002
72,422		Curtiss-Wright Corp	8,251,763
99,550		Deere & Co	16,488,467
5,217		Dover Corp	511,475
179,597		Eaton Corp	14,874,224
1,365		EMCOR Group, Inc	114,851
59,517		Fastenal Co	4,198,924
97,331		Fortive Corp	8,403,559
300		GATX Corp	23,139
22,437		Graco, Inc	1,149,896
245		Granite Construction, Inc	10,998
28,146	*	Herc Holdings, Inc	1,355,511
84,923		Hexcel Corp	6,004,905
160,575		Illinois Tool Works, Inc	24,990,287
69,059		Ingersoll-Rand plc	8,467,324
317,614		Johnson Controls International plc	11,910,525
71,811	*,e	KEYW Holding Corp, The	814,337
75,498		L3 Technologies, Inc	16,502,353
25,825	*	Lydall, Inc	635,553
171,085		Masco Corp	6,682,580
55,712	*	Mercury Systems, Inc	4,068,090
23,535		Moog, Inc (Class A)	2,203,817
3,829	*	MYR Group, Inc	138,418
6,412		Owens Corning, Inc	328,743
84,023		PACCAR, Inc	6,021,928
47,521		Parker-Hannifin Corp	8,605,103
96,651	*,e	Plug Power, Inc	240,661
46,206		Quanta Services, Inc	1,875,964
37,955		Rockwell Automation, Inc	6,858,848
36,980		Roper Industries, Inc	13,301,706
2,611		Rush Enterprises, Inc (Class A)	110,733
33,429	*	Sensata Technologies Holding plc	1,669,444
9,292		Snap-On, Inc	1,563,658
115,622		Spirit Aerosystems Holdings, Inc (Class A)	10,047,552
18,065		Stanley Black & Decker, Inc	2,648,329
45,543	*	Teledyne Technologies, Inc	11,317,891
10,913	*	Titan Machinery, Inc	187,704
12,875	*	Trimas Corp	398,224
30,230	*	United Rentals, Inc	4,260,012
13,198	*	Veritiv Corp	368,092
13,236		W.W. Grainger, Inc	3,732,552
1,174		Wabash National Corp	17,704
83,851	*	Wesco Aircraft Holdings, Inc	707,702
1,355	*	WESCO International, Inc	77,560
36,655		Woodward Governor Co	3,991,730
36,530		Xylem, Inc	3,046,602
		TOTAL CAPITAL GOODS	296,467,768

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
540		ABM Industries, Inc	20,504
9,872		ACCO Brands Corp	90,230
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,684	*	Cimpress NV	$423,434
215,453	*	Copart, Inc	14,504,296
650		Covanta Holding Corp	11,745
26,099		Deluxe Corp	1,167,147
4,232		Exponent, Inc	239,616
4,282		Heidrick & Struggles International, Inc	153,210
8,866	*	Huron Consulting Group, Inc	428,494
4,156		ICF International, Inc	323,628
262,982	*	IHS Markit Ltd	15,058,349
12,692		Insperity, Inc	1,517,456
12,845		Kelly Services, Inc (Class A)	285,930
5,758		Kimball International, Inc (Class B)	90,170
590		Knoll, Inc	12,886
10,228		Manpower, Inc	982,297
14,602	*	Mistras Group, Inc	200,193
430		Mobile Mini, Inc	15,489
8,831		Navigant Consulting, Inc	201,612
970	*	On Assignment, Inc	61,149
19,611		Resources Connection, Inc	314,953
52,605		Robert Half International, Inc	3,266,244
1,210		Steelcase, Inc (Class A)	20,921
33,675	*	Team, Inc	569,107
120,100		TransUnion	8,364,965
2,825	*	TriNet Group, Inc	176,110
2,208		Viad Corp	135,372
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	48,635,507

CONSUMER DURABLES & APPAREL - 1.4%
13,930		Callaway Golf Co	244,611
595	*	Capri Holdings Ltd	26,228
22,010	*	Century Communities, Inc	559,714
396		Columbia Sportswear Co	39,588
490		Ethan Allen Interiors, Inc	10,829
17,067	*,e	Fossil Group, Inc	223,066
9,306	*	Green Brick Partners, Inc	83,196
53,158		Hanesbrands, Inc	960,565
258		Hasbro, Inc	26,280
2,202	*	Helen of Troy Ltd	317,088
12,394	*,e	iRobot Corp	1,283,275
61,472		Lennar Corp (Class A)	3,198,388
10,411	*,e	LGI Homes, Inc	721,586
12,186	*	Lululemon Athletica, Inc	2,149,001
50,101	*	Mattel, Inc	610,731
7,028	*	Meritage Homes Corp	359,482
17,259	*	Mohawk Industries, Inc	2,351,539
1,458		Movado Group, Inc	51,978
82,480		Newell Rubbermaid, Inc	1,186,062
392,949		Nike, Inc (Class B)	34,512,711
1,614		PVH Corp	208,190
80,428	*	Under Armour, Inc (Class A)	1,857,083
65,920	*	Under Armour, Inc (Class C)	1,365,862
4,706	*	Unifi, Inc	95,061
74,386		VF Corp	7,022,782
9,044		Whirlpool Corp	1,255,488
		TOTAL CONSUMER DURABLES & APPAREL	60,720,384
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CONSUMER SERVICES - 2.1%
11,105	*	American Public Education, Inc	$355,360
43,236		ARAMARK Holdings Corp	1,343,775
93,565		BBX Capital Corp	518,350
30,288	*	Bright Horizons Family Solutions	3,881,407
27,978		Carriage Services, Inc	491,014
5,410	*	Chipotle Mexican Grill, Inc (Class A)	3,722,296
34,975		Choice Hotels International, Inc	2,904,324
33,819		Darden Restaurants, Inc	3,977,114
320		DineEquity, Inc	28,371
26,826	*	El Pollo Loco Holdings, Inc	342,836
12,999	*	frontdoor, Inc	458,085
1,438		Graham Holdings Co	1,069,052
36,675		H&R Block, Inc	997,927
151,991		Hilton Worldwide Holdings, Inc	13,221,697
72,801	*	Houghton Mifflin Harcourt Co	519,071
11,280		International Speedway Corp (Class A)	497,674
17,475		Marriott Vacations Worldwide Corp	1,845,884
81,138	*	Norwegian Cruise Line Holdings Ltd	4,575,372
18,056	*	Red Robin Gourmet Burgers, Inc	578,334
76,543		Royal Caribbean Cruises Ltd	9,257,110
79,942		Service Corp International	3,326,387
25,999	*	ServiceMaster Global Holdings, Inc	1,274,731
3,350		Six Flags Entertainment Corp	177,852
5,712	*	Sotheby’s (Class A)	240,932
433,004		Starbucks Corp	33,635,751
9,266		Vail Resorts, Inc	2,120,524
13,138	*	Weight Watchers International, Inc	268,278
		TOTAL CONSUMER SERVICES	91,629,508

DIVERSIFIED FINANCIALS - 6.2%
58,449		Ally Financial, Inc	1,736,520
255,222		American Express Co	29,919,675
26,292		Ameriprise Financial, Inc	3,858,877
359,835		Bank of New York Mellon Corp	17,869,406
49,759		BlackRock, Inc	24,145,057
194,338		Capital One Financial Corp	18,040,396
426,206		Charles Schwab Corp	19,511,711
137,585		CME Group, Inc	24,613,957
280		Cohen & Steers, Inc	14,042
182,870		Discover Financial Services	14,902,076
26,410		E*TRADE Financial Corp	1,337,931
8,872		Factset Research Systems, Inc	2,447,519
77,683		Franklin Resources, Inc	2,687,055
9,333	*	Green Dot Corp	595,165
159,408		IntercontinentalExchange Group, Inc	12,967,841
165,102		Invesco Ltd	3,627,291
4,700		Invesco Mortgage Capital, Inc	76,704
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
24,238		Legg Mason, Inc	$810,761
42,240		Moody’s Corp	8,305,229
536,542		Morgan Stanley	25,888,152
14,006	*	NewStar Financial, Inc	3,635
119,931		Northern Trust Corp	11,819,200
55,811	*	On Deck Capital, Inc	304,728
5,668	*	PRA Group, Inc	159,384
119,778		S&P Global, Inc	26,430,213
123,600		State Street Corp	8,362,776
52,574		T Rowe Price Group, Inc	5,651,705
87,469		TD Ameritrade Holding Corp	4,599,120
25,591		Voya Financial, Inc	1,404,690
		TOTAL DIVERSIFIED FINANCIALS	272,090,816

ENERGY - 4.7%
88,873		Apache Corp	2,924,810
181,521		Baker Hughes a GE Co	4,360,134
43,112	*	California Resources Corp	908,801
293,856	*	Callon Petroleum Co	2,206,859
83,614	*	Cheniere Energy, Inc	5,380,561
18,391		Cimarex Energy Co	1,262,726
422,291		ConocoPhillips	26,655,008
49,198	*,e	Covia Holdings Corp	236,642
18,082		Delek US Holdings, Inc	670,119
671,026	*	Denbury Resources, Inc	1,496,388
150,700	*	Devon Energy Corp	4,843,498
58,484		EQT Corp	1,195,998
16,785	*	Exterran Corp	238,683
127,354	*	Forum Energy Technologies, Inc	761,577
20,460		Green Plains Renewable Energy, Inc	355,390
99,438	*	Gulfport Energy Corp	651,319
32,275	*	Helix Energy Solutions Group, Inc	252,391
75,067		Hess Corp	4,813,296
1,203,650		Kinder Morgan, Inc	23,916,526
24,707		Kosmos Energy Ltd	165,290
244,510	*	Laredo Petroleum Holdings, Inc	738,420
307,867		Marathon Oil Corp	5,246,054
14,654	*	Matrix Service Co	287,365
78,097	*	McDermott International, Inc	631,805
182,488		National Oilwell Varco, Inc	4,770,236
10,506	*	Natural Gas Services Group, Inc	168,831
58,596	*	Newpark Resources, Inc	427,751
215,508		Noble Energy, Inc	5,831,646
338,432	*	Oasis Petroleum, Inc	2,064,435
340,807		Occidental Petroleum Corp	20,066,716
12,097	*	Oceaneering International, Inc	232,262
422	*	Oil States International, Inc	8,153
159,210		ONEOK, Inc	10,815,135
25,647		PBF Energy, Inc	861,226
35,259	*	PDC Energy, Inc	1,533,414
63,027		Pioneer Natural Resources Co	10,491,474
52,225	*	Questar Market Resources, Inc	392,732
141,216		Range Resources Corp	1,276,593
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
45,154	*	Renewable Energy Group, Inc	$1,089,114
556,538		Schlumberger Ltd	23,753,042
13,165	*	Select Energy Services, Inc	151,661
116,799		SM Energy Co	1,860,608
169,358	*	Southwestern Energy Co	668,964
241,087	*	Superior Energy Services	865,502
13,397		Targa Resources Investments, Inc	537,890
188,556	*	Tetra Technologies, Inc	448,763
17,909	*	Tidewater, Inc	402,953
81,725	*	Unit Corp	1,108,191
22,379	e	US Silica Holdings, Inc	354,036
217,050		Valero Energy Corp	19,677,753
294,067		Williams Cos, Inc	8,330,918
31,849		World Fuel Services Corp	982,542
		TOTAL ENERGY	209,372,201

FOOD & STAPLES RETAILING - 0.5%
13,813		Andersons, Inc	451,685
35,243		Casey’s General Stores, Inc	4,664,411
32,171	*	Chefs’ Warehouse Holdings, Inc	1,051,348
25,051		Pricesmart, Inc	1,498,300
26,371	*	Smart & Final Stores, Inc	172,203
47,751		Spartan Stores, Inc	772,134
120,401	*	Sprouts Farmers Market, Inc	2,578,989
82,492	*	United Natural Foods, Inc	1,065,797
253,564	*	US Foods Holding Corp	9,267,764
14,051		Weis Markets, Inc	590,845
		TOTAL FOOD & STAPLES RETAILING	22,113,476

FOOD, BEVERAGE & TOBACCO - 3.5%
26,746		Bunge Ltd	1,401,758
75,680		Campbell Soup Co	2,928,059
1,016,509		Coca-Cola Co	49,869,932
117,267		Dean Foods Co	199,354
229,108		General Mills, Inc	11,792,189
3,800	*	Hain Celestial Group, Inc	82,916
70,402	e	Hormel Foods Corp	2,811,856
118,265		Kellogg Co	7,131,379
17,709		McCormick & Co, Inc	2,726,655
580,901		Mondelez International, Inc	29,538,816
377,341		PepsiCo, Inc	48,318,515
674	*	TreeHouse Foods, Inc	45,144
		TOTAL FOOD, BEVERAGE & TOBACCO	156,846,573

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
18,978	*	Abiomed, Inc	5,264,687
14,457	*	Acadia Healthcare Co, Inc	462,913
111,124	*	Accuray, Inc	460,053
42,465	*	Align Technology, Inc	13,787,536
14,008	*	Allscripts Healthcare Solutions, Inc	138,259
16,236	*	Amedisys, Inc	2,075,286
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
21,087	*	AMN Healthcare Services, Inc	$1,097,789
50,424	*	Angiodynamics, Inc	1,035,709
64,288	*	Antares Pharma, Inc	172,935
18,911	*	AtriCure, Inc	567,708
27,413	*	BioTelemetry, Inc	1,491,267
60,590	*	Brookdale Senior Living, Inc	374,446
20,471	*	Capital Senior Living Corp	85,978
142,328		Cardinal Health, Inc	6,932,797
21,971	*	Cardiovascular Systems, Inc	780,849
104,919	*	Centene Corp	5,409,624
171,692	*	Cerner Corp	11,408,933
59,065	*	Cerus Corp	362,068
62,811		Cigna Corp	9,976,899
19,097		Computer Programs & Systems, Inc	580,358
31,508		Cooper Cos, Inc	9,134,799
4,329	*	Corvel Corp	310,822
17,829	*	Cross Country Healthcare, Inc	125,694
281,785		CVS Health Corp	15,323,468
85,998		Dentsply Sirona, Inc	4,397,078
1,590	*	Diplomat Pharmacy, Inc	8,872
76,386	*	Edwards Lifesciences Corp	13,449,283
44,005	*	GenMark Diagnostics, Inc	318,596
12,520	*	Glaukos Corp	903,068
21,720	*	Globus Medical, Inc	979,355
7,898	*	Haemonetics Corp	689,337
111,678		HCA Holdings, Inc	14,208,792
22,037	*	Henry Schein, Inc	1,411,690
8,585	*	Heska Corp	666,711
2,640	*	HMS Holdings Corp	80,335
92,217	*	Hologic, Inc	4,277,024
64,194		Humana, Inc	16,395,790
43,591	*	IDEXX Laboratories, Inc	10,113,112
18,829	*	Integer Holding Corp	1,300,896
41,902	*	Laboratory Corp of America Holdings	6,700,968
25,670		LeMaitre Vascular, Inc	741,350
15,190	*	LHC Group, Inc	1,687,761
7,921	*	LivaNova plc	545,678
1,635	*	Magellan Health Services, Inc	114,450
9,720	*	Medidata Solutions, Inc	878,105
12,294		Meridian Bioscience, Inc	141,504
26,417	*	Merit Medical Systems, Inc	1,484,107
1,816	*	NextGen Healthcare, Inc	34,123
25,565	*	Omnicell, Inc	2,054,403
98,521	*	OraSure Technologies, Inc	932,009
5,709	*	Orthofix International NV	312,796
10,147	*	Penumbra, Inc	1,364,772
1,887	*	Premier, Inc	62,705
11,279	*	Providence Service Corp	748,136
22,904		Quest Diagnostics, Inc	2,207,488
15,451	*	Quidel Corp	987,937
57,796		Resmed, Inc	6,040,260
14,148	*	Select Medical Holdings Corp	203,307
118,823	*,e	Senseonics Holdings, Inc	276,858
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
41,276	*	Staar Surgical Co	$1,340,645
4,564		STERIS plc	597,793
17,725	*,e	Surgery Partners, Inc	191,962
20,553	*	Tactile Systems Technology, Inc	1,022,717
10,927	*	Tandem Diabetes Care, Inc	671,027
50,858	*	Teladoc, Inc	2,892,803
36,079	*,e	Tivity Health, Inc	780,028
255,274	*,e	TransEnterix, Inc	510,548
14,688	*	Triple-S Management Corp (Class B)	333,711
193,921		UnitedHealth Group, Inc	45,197,167
3,727		US Physical Therapy, Inc	434,158
31,883	*	Varian Medical Systems, Inc	4,341,508
18,508	*	Vocera Communications, Inc	589,480
24,286		West Pharmaceutical Services, Inc	3,006,364
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	245,989,444

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
2,378		Clorox Co	379,838
260,833		Colgate-Palmolive Co	18,986,034
64,627		Estee Lauder Cos (Class A)	11,103,565
54,167		Kimberly-Clark Corp	6,953,959
570,202		Procter & Gamble Co	60,715,109
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	98,138,505

INSURANCE - 3.8%
83,461		Allstate Corp	8,267,647
458,996		American International Group, Inc	21,834,440
37,371		Aon plc	6,732,012
198,853		Chubb Ltd	28,873,456
103,412	*	Genworth Financial, Inc (Class A)	391,931
27,314		Lincoln National Corp	1,822,390
178,033		Loews Corp	9,131,313
237,157		Marsh & McLennan Cos, Inc	22,361,533
46,413		Principal Financial Group	2,652,967
291,868		Progressive Corp	22,809,484
268,139		Prudential Financial, Inc	28,344,974
128,444		Travelers Cos, Inc	18,463,825
989		Willis Towers Watson plc	182,312
		TOTAL INSURANCE	171,868,284

MATERIALS - 3.2%
99,743		Air Products & Chemicals, Inc	20,526,112
7,701		Aptargroup, Inc	856,659
161,238		Ball Corp	9,664,606
791		Bemis Co, Inc	45,419
17,130		Celanese Corp (Series A)	1,848,156
78,491	*	Century Aluminum Co	660,109
21,368	*	Clearwater Paper Corp	430,993
46,693		Commercial Metals Co	807,322
1,709		Compass Minerals International, Inc	98,079
147,659		Ecolab, Inc	27,181,069
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
21,827		FMC Corp	$1,725,643
945		H.B. Fuller Co	46,277
13,047		International Flavors & Fragrances, Inc	1,797,746
142,736		International Paper Co	6,681,472
36,854	*	Kraton Polymers LLC	1,209,548
161,188		Linde plc	29,055,749
22,260		Louisiana-Pacific Corp	557,613
15,592		Martin Marietta Materials, Inc	3,459,865
10,187		Minerals Technologies, Inc	639,438
121,472		Mosaic Co	3,171,634
137,664		Newmont Mining Corp	4,275,844
205,346		Nucor Corp	11,719,096
48,971		PH Glatfelter Co	772,762
2,337		Reliance Steel & Aluminum Co	214,910
55,648		Royal Gold, Inc	4,844,715
4,126		Schnitzer Steel Industries, Inc (Class A)	97,869
6,530		Sealed Air Corp	304,429
26,220	*	Summit Materials, Inc	459,374
16,409		Trinseo S.A.	737,584
16,425	*,e	US Concrete, Inc	774,110
43,869		Vulcan Materials Co	5,532,320
		TOTAL MATERIALS	140,196,522

MEDIA & ENTERTAINMENT - 5.7%
133,452		Activision Blizzard, Inc	6,433,721
53,143	*	Alphabet, Inc (Class A)	63,716,331
54,034	*	Alphabet, Inc (Class C)	64,218,328
711		Cable One, Inc	754,037
14,361		Cinemark Holdings, Inc	603,880
40,660	*	Clear Channel Outdoor Holdings, Inc (Class A)	198,827
181,655	*	Discovery, Inc (Class A)	5,613,139
197,556	*	Discovery, Inc (Class C)	5,681,711
47,117	*	Electronic Arts, Inc	4,459,624
99,663		Entravision Communications Corp (Class A)	286,033
120,599		Gannett Co, Inc	1,125,189
48,437	*	GCI Liberty, Inc	2,887,814
106,087	*	Gray Television, Inc	2,485,618
15,284	*	Imax Corp	372,624
65,175		Interpublic Group of Cos, Inc	1,499,025
2,205		John Wiley & Sons, Inc (Class A)	101,827
123,847	*	Liberty Broadband Corp (Class C)	12,224,937
46,566	*	Live Nation, Inc	3,042,622
8,163	*	Loral Space & Communications, Inc	300,562
7,778		Marcus Corp	292,608
10,901		Meredith Corp	643,159
111,414	*	NetFlix, Inc	41,283,344
58,591		New York Times Co (Class A)	1,942,292
113,293		Omnicom Group, Inc	9,066,839
320		Scholastic Corp	12,762
23,476		Sinclair Broadcast Group, Inc (Class A)	1,074,966
2,142,948		Sirius XM Holdings, Inc	12,450,528
36,465		Tribune Co	1,684,683
79,880	*	TripAdvisor, Inc	4,252,012
29,875		World Wrestling Entertainment, Inc (Class A)	2,505,019
		TOTAL MEDIA & ENTERTAINMENT	251,214,061
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
296,794		AbbVie, Inc	$23,562,476
54,132	*	Acadia Pharmaceuticals, Inc	1,301,875
11,304	*	Acceleron Pharma, Inc	460,412
215,271	*	Achillion Pharmaceuticals, Inc	637,202
42,044	*	Aclaris Therapeutics, Inc	264,877
9,986	*	Acorda Therapeutics, Inc	104,354
71,812	*	Aduro Biotech, Inc	293,711
2,546	*	Aerie Pharmaceuticals, Inc	97,130
150,551		Agilent Technologies, Inc	11,818,253
15,764	*	Agios Pharmaceuticals, Inc	881,523
4,706	*,e	Akcea Therapeutics, Inc	118,074
144,481	*	Akorn, Inc	390,099
180,747		Amgen, Inc	32,411,552
13,962	*	Atara Biotherapeutics, Inc	469,123
7,618	*	Avrobio, Inc	143,295
60,354	*	Bellicum Pharmaceuticals, Inc	184,080
85,758	*	BioCryst Pharmaceuticals, Inc	637,182
56,305	*	Biogen Idec, Inc	12,907,358
47,040	*	BioMarin Pharmaceutical, Inc	4,023,331
9,691	*	Bluebird Bio, Inc	1,374,475
445,448		Bristol-Myers Squibb Co	20,682,151
5,167	*	Catalent, Inc	231,585
196,371	*	Celgene Corp	18,588,479
40,045	*	Coherus Biosciences, Inc	637,516
26,486	*	Collegium Pharmaceutical, Inc	368,950
300,600		Eli Lilly & Co	35,182,224
4,990	*	Esperion Thereapeutics, Inc	215,069
28,683	*	FibroGen, Inc	1,340,357
4,680	*,e	Flexion Therapeutics, Inc	49,608
335,255		Gilead Sciences, Inc	21,804,985
16,242	*	Halozyme Therapeutics, Inc	261,983
45,560	*	Illumina, Inc	14,214,720
68,890	*,e	Inovio Pharmaceuticals, Inc	259,026
7,450	*	Insmed, Inc	226,778
18,561	*	Intersect ENT, Inc	603,047
39,800	*	Intra-Cellular Therapies, Inc	524,166
75,604	*	Iovance Biotherapeutics, Inc	861,886
56,297	*	IQVIA Holdings, Inc	7,819,653
27,862	*	Jazz Pharmaceuticals plc	3,615,652
77,399	*	Karyopharm Therapeutics, Inc	361,453
648,479		Merck & Co, Inc	51,041,782
5,838	*	Mettler-Toledo International, Inc	4,350,828
2,895	*	Mirati Therapeutics, Inc	172,224
42,726	*	Nektar Therapeutics	1,368,086
196,260	*,e	Opko Health, Inc	469,061
35,677	*,e	Paratek Pharmaceuticals, Inc	196,580
5,870	*	PerkinElmer, Inc	562,581
42,303		Perrigo Co plc	2,027,160
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
133,970	*	Progenics Pharmaceuticals, Inc	$688,606
16,217	*	Prothena Corp plc	168,657
36,025	*	Radius Health, Inc	793,270
11,502	*	Reata Pharmaceuticals, Inc	902,447
42,476	*	Revance Therapeutics, Inc	562,382
5,837	*	Sage Therapeutics, Inc	981,958
37,874	*	Sangamo Biosciences, Inc	442,747
15,601	*	Sarepta Therapeutics, Inc	1,824,381
4,385	*	Spark Therapeutics, Inc	467,836
25,761	*,e	Theravance Biopharma, Inc	614,400
5,640	*	Tricida, Inc	193,226
17,724	*	Ultragenyx Pharmaceutical, Inc	1,169,784
71,046	*	Vertex Pharmaceuticals, Inc	12,005,353
18,425	*	Waters Corp	3,934,474
47,090	*,e	ZIOPHARM Oncology, Inc	208,138
256,688		Zoetis, Inc	26,141,106
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	331,216,737

REAL ESTATE - 4.0%
48,046		Alexandria Real Estate Equities, Inc	6,841,270
11,117	*,e	Altisource Portfolio Solutions S.A.	263,139
23,462		American Campus Communities, Inc	1,107,406
164,544		American Tower Corp	32,135,443
72,632		Boston Properties, Inc	9,995,616
36,800		Brixmor Property Group, Inc	657,984
60,268		CatchMark Timber Trust, Inc	602,680
262,086	e	CBL & Associates Properties, Inc	264,707
79,390	*	CBRE Group, Inc	4,133,837
42,246		Chatham Lodging Trust	831,824
62,954		CorePoint Lodging, Inc	786,925
17,160		Coresite Realty	1,877,476
6,932		CyrusOne, Inc	386,043
53,519		Digital Realty Trust, Inc	6,299,722
8,358		Douglas Emmett, Inc	344,266
58,576		Duke Realty Corp	1,822,885
19,598		Easterly Government Properties, Inc	352,764
36,148		Equinix, Inc	16,436,496
3,961		Federal Realty Investment Trust	530,180
33,420		First Industrial Realty Trust, Inc	1,178,723
52,368		Franklin Street Properties Corp	411,612
204,267		HCP, Inc	6,083,071
154,979		Host Marriott Corp	2,981,796
32,022	*	Howard Hughes Corp	3,554,442
24,076		Hudson Pacific Properties	839,289
100,069		Iron Mountain, Inc	3,250,241
95,797	e	iStar Financial, Inc	830,560
5,945		Jones Lang LaSalle, Inc	918,919
4,739		Kilroy Realty Corp	364,477
88,542		Kimco Realty Corp	1,539,745
15,135		Liberty Property Trust	751,301
35,800		NorthStar Realty Europe Corp	638,314
24,547		Office Properties Income Trust	666,206
4,166		Paramount Group, Inc	60,365
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
57,124		Park Hotels & Resorts, Inc	$1,832,538
540		Piedmont Office Realty Trust, Inc	11,243
346,453		Prologis, Inc	26,562,552
22,163		QTS Realty Trust, Inc	1,005,092
24,711	e	Realogy Holdings Corp	321,737
15,022		Regency Centers Corp	1,009,028
2,009		RMR Group, Inc	116,201
37,701		Sabra Healthcare REIT, Inc	737,432
45,216	*	SBA Communications Corp	9,211,856
8,006		Senior Housing Properties Trust	64,288
31,374		Tier REIT, Inc	889,139
30,349		UDR, Inc	1,364,188
31,258		VICI Properties, Inc	712,682
297		Washington REIT	8,387
205,082		Welltower, Inc	15,284,761
297,141		Weyerhaeuser Co	7,963,379
		TOTAL REAL ESTATE	176,834,227

RETAILING - 5.2%
42,491	*	1-800-FLOWERS.COM, Inc (Class A)	904,633
2,432		Aaron’s, Inc	135,438
24,346		Advance Auto Parts, Inc	4,049,227
39,903	*	Barnes & Noble Education, Inc	171,583
56,825		Best Buy Co, Inc	4,228,348
17,364	*	Booking Holdings, Inc	32,210,046
250	e	Buckle, Inc	4,620
43,488	*	CarMax, Inc	3,385,976
390,531		eBay, Inc	15,133,076
116,606	*	Etsy, Inc	7,875,569
146,592		Expedia, Inc	19,033,505
6,360	*	Five Below, Inc	931,040
81,198		Gap, Inc	2,117,644
14,294	*	Genesco, Inc	640,514
1,512		Genuine Parts Co	155,041
48,349	*,e	GNC Holdings, Inc	107,335
593,289	*	Groupon, Inc	2,088,377
18,815		Haverty Furniture Cos, Inc	448,173
29,239	*	Hibbett Sports, Inc	605,247
250,264		Home Depot, Inc	50,978,777
93,965		Kohl’s Corp	6,680,912
17,745	*	Lands’ End, Inc	310,715
77,025	*	LKQ Corp	2,318,453
237,535		Lowe’s Companies, Inc	26,874,710
16,316		Macy’s, Inc	384,079
4,455	*	MarineMax, Inc	77,027
26,766		Nordstrom, Inc	1,097,941
5,216		Office Depot, Inc	12,518
397		Pool Corp	72,945
123,411	*	Quotient Technology, Inc	1,146,488
137,098		Ross Stores, Inc	13,388,991
5,448	*	Sally Beauty Holdings, Inc	96,430
12,547	e	Shoe Carnival, Inc	447,426
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
54,349	*	Shutterfly, Inc	$2,382,117
125,225		Target Corp	9,694,920
14,544		Tiffany & Co	1,568,134
121,046		TJX Companies, Inc	6,643,005
15,754		Tractor Supply Co	1,630,539
17,401	*	Ulta Beauty, Inc	6,072,601
25,856	*	Wayfair, Inc	4,192,550
33,837	e	Williams-Sonoma, Inc	1,934,461
860		Winmark Corp	158,713
5,569	*	Zumiez, Inc	148,302
		TOTAL RETAILING	232,538,146

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
349,407		Applied Materials, Inc	15,398,367
8,887		Brooks Automation, Inc	333,351
22,180	*	Cirrus Logic, Inc	1,055,324
40,921	*	Cree, Inc	2,704,469
20,532	*	First Solar, Inc	1,263,334
919,497		Intel Corp	46,931,127
49,979		Lam Research Corp	10,367,144
150,459		NVIDIA Corp	27,233,079
11,811	*	Silicon Laboratories, Inc	1,271,572
326,290		Texas Instruments, Inc	38,446,751
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	145,004,518

SOFTWARE & SERVICES - 12.3%
214,192		Accenture plc	39,126,453
136,249	*	Adobe, Inc	39,410,023
102,486	*	Autodesk, Inc	18,264,030
41,069	*	Avaya Holdings Corp	783,596
33,427	*	Benefitfocus, Inc	1,361,482
231,978	*	Black Knight, Inc	13,088,199
12,432		Blackbaud, Inc	985,733
223,569		Booz Allen Hamilton Holding Co	13,255,406
110,902	*	Cadence Design Systems, Inc	7,694,381
296,557	*	Conduent, Inc	3,804,826
55,469		CSG Systems International, Inc	2,476,691
53,651	*	ExlService Holdings, Inc	3,186,869
2,334	*	Fair Isaac Corp	652,936
286,001		International Business Machines Corp	40,117,360
113,870		Intuit, Inc	28,588,202
216,899	*	Limelight Networks, Inc	644,190
54,815		LogMeIn, Inc	4,516,756
1,296,981	d	Microsoft Corp	169,385,719
61,195	*	New Relic, Inc	6,440,162
54,403	*	Nutanix, Inc	2,349,666
5,290	*	OneSpan, Inc	98,077
711,170		Oracle Corp	39,349,036
15,813	*	Paycom Software, Inc	3,202,607
8,400	*	Paylocity Holding Corp	811,020
51,178	*	Perficient, Inc	1,506,680
21,141	*	Qualys, Inc	1,908,187
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
40,387	*	Rapid7, Inc	$2,194,630
67,172	*	RingCentral, Inc	7,816,806
240,498	*	salesforce.com, Inc	39,766,344
44,694		Science Applications International Corp	3,349,815
40,700	*	SPS Commerce, Inc	4,222,218
67,259	*	Sykes Enterprises, Inc	1,866,437
139,395	*	Teradata Corp	6,338,291
64,472		TiVo Corp	604,103
163,822		Travelport Worldwide Ltd	2,568,729
15,317		TTEC Holdings, Inc	558,458
59,225	*	Twilio, Inc	8,122,116
9,913	*	Ultimate Software Group, Inc	3,277,733
38,053	*	Virtusa Corp	2,113,844
27,316		VMware, Inc (Class A)	5,576,015
40,273	*	WEX, Inc	8,469,412
30,134	*	Zendesk, Inc	2,645,163
		TOTAL SOFTWARE & SERVICES	542,498,401

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
2,919	*	Anixter International, Inc	183,517
758,031		Apple, Inc	152,114,081
40,047		AVX Corp	653,167
8,124		Badger Meter, Inc	450,719
1,070		Belden CDT, Inc	59,438
87,305		Benchmark Electronics, Inc	2,359,854
1,027,622		Cisco Systems, Inc	57,495,451
2,689	*	Coherent, Inc	397,999
34,511	*	Cray, Inc	906,259
34,326		CTS Corp	1,028,064
22,592		Daktronics, Inc	171,247
99,736		Dolby Laboratories, Inc (Class A)	6,451,922
30,369	*	Fabrinet	1,837,932
18,340	*	FARO Technologies, Inc	1,031,625
40,091	*	Finisar Corp	966,594
758,600		Hewlett Packard Enterprise Co	11,993,466
722,608		HP, Inc	14,416,030
11,733	*	Insight Enterprises, Inc	663,853
182		InterDigital, Inc	11,901
28,977	*	Itron, Inc	1,554,906
70,176		Kemet Corp	1,254,045
25,860	*	Keysight Technologies, Inc	2,250,596
17,293	*	Kimball Electronics, Inc	261,643
15,821		Littelfuse, Inc	3,180,812
24,692	*	Lumentum Holdings, Inc	1,530,163
6,814		Methode Electronics, Inc	201,081
49,310		Motorola Solutions, Inc	7,145,512
120,617		National Instruments Corp	5,681,061
19,428	*	Novanta, Inc	1,690,625
500	*	OSI Systems, Inc	45,065
23,378	*	Plexus Corp	1,406,888
13,761	*	Ribbon Communications, Inc	73,759
11,038	*	Rogers Corp	1,849,086
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
13,734		SYNNEX Corp	$1,481,624
42,266	*	Tech Data Corp	4,505,978
81,317	*	TTM Technologies, Inc	1,076,637
73,134		Vishay Intertechnology, Inc	1,448,785
1,253	*	Zebra Technologies Corp (Class A)	264,558
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	290,095,943

TELECOMMUNICATION SERVICES - 1.8%
23,657	*	Boingo Wireless, Inc	537,960
555,917		CenturyLink, Inc	6,348,572
65,553	*	Cincinnati Bell, Inc	583,422
24,512		Cogent Communications Group, Inc	1,353,798
82,226	e	Consolidated Communications Holdings, Inc	424,286
130,742	*	Iridium Communications, Inc	3,590,175
105,877	*	Orbcomm, Inc	766,549
1,069,688	*	Sprint Corp	5,968,859
855,889		Verizon Communications, Inc	48,948,292
320,030	*	Vonage Holdings Corp	3,110,692
215,693	*	Zayo Group Holdings, Inc	6,749,034
		TOTAL TELECOMMUNICATION SERVICES	78,381,639

TRANSPORTATION - 2.5%
310		Arkansas Best Corp	9,474
2,385	*	Avis Budget Group, Inc	84,787
200,629		CSX Corp	15,976,087
197,594		Delta Air Lines, Inc	11,517,754
8		Expeditors International of Washington, Inc	635
17,741	*	Hertz Global Holdings, Inc	322,532
180		Landstar System, Inc	19,613
61,462		Norfolk Southern Corp	12,539,477
9		Ryder System, Inc	567
179,530		Southwest Airlines Co	9,735,912
187,341		Union Pacific Corp	33,166,851
231,633		United Parcel Service, Inc (Class B)	24,604,057
		TOTAL TRANSPORTATION	107,977,746

UTILITIES - 3.4%
258,499		American Electric Power Co, Inc	22,114,589
22,387		American Water Works Co, Inc	2,422,050
13,548		Clearway Energy, Inc (Class C)	215,007
180,018		Consolidated Edison, Inc	15,510,351
295,308		Dominion Resources, Inc	22,995,634
13,916		DTE Energy Co	1,749,380
134,706		Eversource Energy	9,653,032
42,852		New Jersey Resources Corp	2,146,028
10,059		ONE Gas, Inc	890,423
290		Ormat Technologies, Inc	16,924
206,735		Public Service Enterprise Group, Inc	12,331,743
116,533		Sempra Energy	14,910,397
73,934		South Jersey Industries, Inc	2,374,760
442,367		Southern Co	23,542,771
3,524		UGI Corp	192,093
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
104,830		WEC Energy Group, Inc	$8,221,817
180,121		Xcel Energy, Inc	10,176,837
		TOTAL UTILITIES	149,463,836

		TOTAL COMMON STOCKS	4,369,675,152
		(Cost $3,272,139,482)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
21,053	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.7%
$32,320,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	32,320,000
		TOTAL GOVERNMENT AGENCY DEBT			32,320,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
22,402,287	c	State Street Navigator Securities Lending Government Money Market Portfolio			22,402,287
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			22,402,287

		TOTAL SHORT-TERM INVESTMENTS			54,722,287
		(Cost $54,722,287)

		TOTAL INVESTMENTS - 100.3%			4,424,397,439
		(Cost $3,326,861,769)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(12,822,012)
		NET ASSETS - 100.0%			$4,411,575,427

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,475,222.
78

TIAA-CREF FUNDS - Social Choice Equity Fund

Futures contracts outstanding as of April 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	224	06/21/19	$32,742,345	$33,023,200	$280,855
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE LOW CARBON EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.4%
1,891		Aptiv plc	$162,059
669	*	Cooper-Standard Holding, Inc	33,898
2,338	*	Tesla, Inc	558,057
		TOTAL AUTOMOBILES & COMPONENTS	754,014

BANKS - 5.0%
292		Arrow Financial Corp	9,826
15,958		BB&T Corp	817,050
339		Camden National Corp	14,909
27,414		Citigroup, Inc	1,938,170
19,508		Citizens Financial Group, Inc	706,190
3,253		Comerica, Inc	255,653
497	*	Customers Bancorp, Inc	11,257
129		Federal Agricultural Mortgage Corp (Class C)	9,866
17,193		Fifth Third Bancorp	495,502
119		First Commonwealth Financial Corp	1,620
340		First Financial Corp	13,998
1,760		First Republic Bank	185,891
31		Hanmi Financial Corp	735
414	*	HomeStreet, Inc	11,650
648		HomeTrust Bancshares, Inc	16,433
16,834		Huntington Bancshares, Inc	234,329
14,226		Keycorp	249,666
262		Live Oak Bancshares, Inc	4,577
4,237		M&T Bank Corp	720,587
940	*	MGIC Investment Corp	13,762
2,863		New York Community Bancorp, Inc	33,297
1,534		OFG Bancorp	30,956
791		Old Line Bancshares, Inc	19,775
230		Opus Bank	5,030
9,331		PNC Financial Services Group, Inc	1,277,694
22,455		Regions Financial Corp	348,726
1,072	*	SVB Financial Group	269,844
2,221	*	The Bancorp, Inc	22,676
356	*	Tristate Capital Holdings, Inc	8,281
47		Union Bankshares Corp	1,715
26,331		US Bancorp	1,403,969
1,616		Zions Bancorporation	79,717
		TOTAL BANKS	9,213,351

CAPITAL GOODS - 7.3%
8,200		3M Co	1,553,982
1,659		Air Lease Corp	63,971
2,577		Aircastle Ltd	51,334
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
881		Argan, Inc	$42,129
1,252	*	Armstrong Flooring, Inc	18,141
1,318	*	Astronics Corp	43,942
3,859	*	Axon Enterprise, Inc	245,046
430		Carlisle Cos, Inc	60,811
10,014		Caterpillar, Inc	1,396,152
945		Cummins, Inc	157,144
2,969		Curtiss-Wright Corp	338,288
5,901		Deere & Co	977,383
653		Dover Corp	64,020
9,107		Eaton Corp	754,242
271		EMCOR Group, Inc	22,802
1,918		Fastenal Co	135,315
5,992		Fortive Corp	517,349
1,313		Granite Construction, Inc	58,941
1,522	*	Herc Holdings, Inc	73,300
2,528		Hexcel Corp	178,755
7,575		Illinois Tool Works, Inc	1,178,897
2,387		Ingersoll-Rand plc	292,670
15,498		Johnson Controls International plc	581,175
3,083	*	KEYW Holding Corp, The	34,961
4,663		L3 Technologies, Inc	1,019,239
1,091	*	Lydall, Inc	26,850
3,155	*	Mercury Systems, Inc	230,378
385		Moog, Inc (Class A)	36,051
1,007	*	MYR Group, Inc	36,403
2,762		PACCAR, Inc	197,953
2,868		Parker-Hannifin Corp	519,337
3,941	*	Plug Power, Inc	9,813
2,387		Quanta Services, Inc	96,912
1,214		Rockwell Automation, Inc	219,382
1,453		Roper Industries, Inc	522,644
7,280		Spirit Aerosystems Holdings, Inc (Class A)	632,632
1,574		Stanley Black & Decker, Inc	230,748
1,424	*	Teledyne Technologies, Inc	353,878
245	*	Titan Machinery, Inc	4,214
1,593	*	United Rentals, Inc	224,486
729	*	Veritiv Corp	20,332
537		W.W. Grainger, Inc	151,434
3,433	*	Wesco Aircraft Holdings, Inc	28,975
21	*	WESCO International, Inc	1,202
777		Woodward Governor Co	84,615
1,778		Xylem, Inc	148,285
		TOTAL CAPITAL GOODS	13,636,513

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
428	*	Cimpress NV	38,691
8,474	*	Copart, Inc	570,470
641		Deluxe Corp	28,665
260		Heidrick & Struggles International, Inc	9,303
526	*	Huron Consulting Group, Inc	25,421
278		ICF International, Inc	21,648
12,382	*	IHS Markit Ltd	708,993
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
2,692	*	Innerworkings, Inc	$9,099
162		Insperity, Inc	19,369
7		Kforce, Inc	252
876		Kimball International, Inc (Class B)	13,718
1,129	*	Mistras Group, Inc	15,479
728		Resources Connection, Inc	11,692
1,685		RR Donnelley & Sons Co	7,785
418	*	SP Plus Corp	14,429
1,049	*	Team, Inc	17,728
5,558		TransUnion	387,115
40	*	TrueBlue, Inc	966
486		Viad Corp	29,797
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,930,620

CONSUMER DURABLES & APPAREL - 1.2%
733	*	Century Communities, Inc	18,640
1,554	*	Green Brick Partners, Inc	13,893
408		Hamilton Beach Brands Holding Co	7,385
5		Hasbro, Inc	509
277		Hooker Furniture Corp	8,257
4,868		Lennar Corp (Class A)	253,282
439	*	Lululemon Athletica, Inc	77,418
670	*	Mattel, Inc	8,167
3,349		Newell Rubbermaid, Inc	48,159
16,418		Nike, Inc (Class B)	1,441,993
370	*	Unifi, Inc	7,474
4,203		VF Corp	396,805
		TOTAL CONSUMER DURABLES & APPAREL	2,281,982

CONSUMER SERVICES - 2.4%
214	*	American Public Education, Inc	6,848
3,007		ARAMARK Holdings Corp	93,458
3,793		BBX Capital Corp	21,013
595	*	Bright Horizons Family Solutions	76,249
1,115		Carriage Services, Inc	19,568
644	*	Chipotle Mexican Grill, Inc (Class A)	443,098
1,110		Darden Restaurants, Inc	130,536
1,397	*	El Pollo Loco Holdings, Inc	17,854
818	*	frontdoor, Inc	28,826
11,967		Hilton Worldwide Holdings, Inc	1,041,009
6,671	*	Houghton Mifflin Harcourt Co	47,564
465		Marriott Vacations Worldwide Corp	49,118
823	*	Red Robin Gourmet Burgers, Inc	26,361
5,414		Royal Caribbean Cruises Ltd	654,769
1,399		Service Corp International	58,213
1,636	*	ServiceMaster Global Holdings, Inc	80,213
26		Six Flags Entertainment Corp	1,380
188	*	Sotheby’s (Class A)	7,930
19,179		Starbucks Corp	1,489,825
555		Vail Resorts, Inc	127,012
191	*	Weight Watchers International, Inc	3,900
		TOTAL CONSUMER SERVICES	4,424,744
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
DIVERSIFIED FINANCIALS - 5.8%
3,269		Ally Financial, Inc	$97,122
11,972		American Express Co	1,403,477
523		Ameriprise Financial, Inc	76,761
18,599		Bank of New York Mellon Corp	923,626
2,265		BlackRock, Inc	1,099,069
8,237		Capital One Financial Corp	764,641
19,645		Charles Schwab Corp	899,348
6,978		CME Group, Inc	1,248,364
3,787		Discover Financial Services	308,603
805	*	Donnelley Financial Solutions, Inc	12,324
520		Dynex Capital, Inc	3,172
8,691		IntercontinentalExchange Group, Inc	707,013
1,149		Moody’s Corp	225,916
25,943		Morgan Stanley	1,251,750
544	*	NewStar Financial, Inc	141
1,455		Northern Trust Corp	143,390
1,767	*	On Deck Capital, Inc	9,648
3,798		S&P Global, Inc	838,067
6,001		State Street Corp	406,028
1,591		T Rowe Price Group, Inc	171,032
4,891		TD Ameritrade Holding Corp	257,169
		TOTAL DIVERSIFIED FINANCIALS	10,846,661

ENERGY - 3.5%
5,333	*	Apergy Corp	211,667
8,058		Archrock, Inc	81,466
35,319		Baker Hughes a GE Co	848,362
4,093	*	C&J Energy Services, Inc	57,507
2,407	*	Cactus, Inc	87,374
15,196	*	Cheniere Energy, Inc	977,863
7,929	*	Clean Energy Fuels Corp	24,897
1,969	*	Covia Holdings Corp	9,471
5,472		Delek US Holdings, Inc	202,792
2,263	*	Dril-Quip, Inc	98,576
14,318		Equitrans Midstream Corp	298,244
2,053	*	Exterran Corp	29,194
5,134	*	Forum Energy Technologies, Inc	30,701
4,639	*	Frank’s International NV	27,092
2,061	*	FTS International, Inc	21,331
2,431		Green Plains Renewable Energy, Inc	42,227
8,916	*	Helix Energy Solutions Group, Inc	69,723
3,241	*	Keane Group, Inc	33,998
1,258	*	KLX Energy Services Holdings, Inc	35,287
1,677	*	Matrix Service Co	32,886
11,369	*	McDermott International, Inc	91,975
26,268		National Oilwell Varco, Inc	686,646
791	*	Natural Gas Services Group, Inc	12,711
420	*	NCS Multistage Holdings, Inc	1,667
5,249	*	Newpark Resources, Inc	38,318
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
6,265	*	Oceaneering International, Inc	$120,288
3,844	*	Oil States International, Inc	74,266
15,588		ONEOK, Inc	1,058,893
8,043		PBF Energy, Inc	270,084
2,174	*	Renewable Energy Group, Inc	52,437
3,532		RPC, Inc	36,344
2,832	*	Select Energy Services, Inc	32,625
15,528		Targa Resources Investments, Inc	623,449
7,714	*	Tetra Technologies, Inc	18,359
1,756	*	Tidewater, Inc	39,510
4,962		US Silica Holdings, Inc	78,499
		TOTAL ENERGY	6,456,729

FOOD & STAPLES RETAILING - 0.6%
1,754		Andersons, Inc	57,356
1,352		Casey’s General Stores, Inc	178,937
1,308	*	Chefs’ Warehouse Holdings, Inc	42,745
1,401		Pricesmart, Inc	83,794
1,460	*	Smart & Final Stores, Inc	9,534
2,228		Spartan Stores, Inc	36,027
8,602	*	Sprouts Farmers Market, Inc	184,255
3,022	*	United Natural Foods, Inc	39,044
14,803	*	US Foods Holding Corp	541,050
589		Weis Markets, Inc	24,767
		TOTAL FOOD & STAPLES RETAILING	1,197,509

FOOD, BEVERAGE & TOBACCO - 3.5%
1,666		Bunge Ltd	87,315
42,397		Coca-Cola Co	2,079,997
5,273		Dean Foods Co	8,964
647	*	Farmer Bros Co	13,044
309	*	Freshpet, Inc	13,800
8,694		General Mills, Inc	447,480
87	*	Hain Celestial Group, Inc	1,898
4,277		Hormel Foods Corp	170,824
2,774		Kellogg Co	167,272
995		McCormick & Co, Inc	153,200
26,620		Mondelez International, Inc	1,353,627
15,920		PepsiCo, Inc	2,038,556
		TOTAL FOOD, BEVERAGE & TOBACCO	6,535,977

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
1,099	*	Abiomed, Inc	304,874
1,028	*	Acadia Healthcare Co, Inc	32,917
5,053	*	Accuray, Inc	20,919
3,289	*	Align Technology, Inc	1,067,873
2,208	*	Allscripts Healthcare Solutions, Inc	21,793
171	*	American Renal Associates Holdings, Inc	1,177
43	*	AMN Healthcare Services, Inc	2,239
877	*	Angiodynamics, Inc	18,014
9,859	*	Antares Pharma, Inc	26,521
731	*	BioTelemetry, Inc	39,766
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
2,394	*	Brookdale Senior Living, Inc	$14,795
433	*	Capital Senior Living Corp	1,819
3,486		Cardinal Health, Inc	169,803
6,726	*	Centene Corp	346,793
12,023	*	Cerner Corp	798,928
3,696	*	Cerus Corp	22,656
2,755		Cigna Corp	437,604
711		Computer Programs & Systems, Inc	21,607
1,613		Cooper Cos, Inc	467,641
2,248	*	Cross Country Healthcare, Inc	15,848
19,833		CVS Health Corp	1,078,519
2,424		Dentsply Sirona, Inc	123,939
331	*	Diplomat Pharmacy, Inc	1,847
5,303	*	Edwards Lifesciences Corp	933,699
295		Encompass Health Corp	19,013
3,285	*	GenMark Diagnostics, Inc	23,783
4,734		HCA Holdings, Inc	602,307
737	*	Henry Schein, Inc	47,212
3,700	*	Hologic, Inc	171,606
2,218		Humana, Inc	566,499
1,398	*	IDEXX Laboratories, Inc	324,336
90	*	Integer Holding Corp	6,218
900	*	Laboratory Corp of America Holdings	143,928
1,072		LeMaitre Vascular, Inc	30,959
198	*	LHC Group, Inc	22,000
62	*	LivaNova plc	4,271
1,000		Meridian Bioscience, Inc	11,510
20	*	Merit Medical Systems, Inc	1,124
118	*	NextGen Healthcare, Inc	2,217
479	*	Omnicell, Inc	38,492
3,620	*	OraSure Technologies, Inc	34,245
2,691		Owens & Minor, Inc	9,176
69	*	Penumbra, Inc	9,281
638		Quest Diagnostics, Inc	61,490
30	*	Quidel Corp	1,918
586	*	RadNet, Inc	7,096
2,186		Resmed, Inc	228,459
5,017	*	Senseonics Holdings, Inc	11,690
2,167	*	Staar Surgical Co	70,384
315	*	Surgery Partners, Inc	3,411
371	*	Tandem Diabetes Care, Inc	22,783
2,992	*	Teladoc, Inc	170,185
272	*	Tivity Health, Inc	5,881
9,550	*	TransEnterix, Inc	19,100
549	*	Triple-S Management Corp (Class B)	12,473
8,275		UnitedHealth Group, Inc	1,928,655
829	*	Varian Medical Systems, Inc	112,885
335	*	Vocera Communications, Inc	10,670
554		West Pharmaceutical Services, Inc	68,580
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	10,775,428
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
203		Clorox Co	$32,425
11,516		Colgate-Palmolive Co	838,250
3,434		Estee Lauder Cos (Class A)	589,995
2,910		Kimberly-Clark Corp	373,586
24,118		Procter & Gamble Co	2,568,085
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,402,341

INSURANCE - 4.1%
5,460		Allstate Corp	540,868
24,507		American International Group, Inc	1,165,798
1,963		Aon plc	353,615
9,135		Chubb Ltd	1,326,402
856		Lincoln National Corp	57,112
19,131		Loews Corp	981,229
9,812		Marsh & McLennan Cos, Inc	925,173
737		Principal Financial Group	42,127
9,039		Progressive Corp	706,398
9,218		Prudential Financial, Inc	974,435
3,824		Travelers Cos, Inc	549,700
300		Willis Towers Watson plc	55,302
		TOTAL INSURANCE	7,678,159

MATERIALS - 3.5%
2,283	*	Axalta Coating Systems Ltd	61,595
8,599		Ball Corp	515,424
2,218		Celanese Corp (Series A)	239,300
1,024	*	Clearwater Paper Corp	20,654
4,534		Commercial Metals Co	78,393
944		Compass Minerals International, Inc	54,176
6,441		Ecolab, Inc	1,185,659
9,216		FMC Corp	728,617
3,400		H.B. Fuller Co	166,498
2,084		International Flavors & Fragrances, Inc	287,154
5,717		International Paper Co	267,613
1,964	*	Kraton Polymers LLC	64,459
898		Martin Marietta Materials, Inc	199,266
780		Materion Corp	45,264
562		Minerals Technologies, Inc	35,277
24,136		Mosaic Co	630,191
898		Myers Industries, Inc	16,065
13,540		Newmont Mining Corp	420,552
1,969		PH Glatfelter Co	31,071
2,796		Reliance Steel & Aluminum Co	257,120
1,046		Royal Gold, Inc	91,065
711		RPM International, Inc	43,122
644	*	Ryerson Holding Corp	5,571
1,689		Schnitzer Steel Industries, Inc (Class A)	40,063
2,715		Scotts Miracle-Gro Co (Class A)	230,829
2,927		Trinseo S.A.	131,569
670	*	US Concrete, Inc	31,577
12,933		Valvoline, Inc	239,261
2,476		Vulcan Materials Co	312,248
		TOTAL MATERIALS	6,429,653
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
MEDIA & ENTERTAINMENT - 5.8%
5,662		Activision Blizzard, Inc	$272,965
2,225	*	Alphabet, Inc (Class A)	2,667,686
2,263	*	Alphabet, Inc (Class C)	2,689,530
1,165		Cinemark Holdings, Inc	48,988
506	*	Clear Channel Outdoor Holdings, Inc (Class A)	2,474
10,572	*	Discovery, Inc (Class A)	326,675
8,615	*	Discovery, Inc (Class C)	247,768
2,112	*	Electronic Arts, Inc	199,901
2,764		Entravision Communications Corp (Class A)	7,933
5,395		Gannett Co, Inc	50,335
1,778	*	GCI Liberty, Inc	106,004
1,931	*	Gray Television, Inc	45,243
768	*	Hemisphere Media Group, Inc	11,221
143	*	Imax Corp	3,486
4,162		Interpublic Group of Cos, Inc	95,726
4,053	*	Liberty Broadband Corp (Class C)	400,072
1,838	*	Live Nation, Inc	120,095
309	*	Loral Space & Communications, Inc	11,378
449		Marcus Corp	16,891
786		Meredith Corp	46,374
1,486		National CineMedia, Inc	10,372
5,011	*	NetFlix, Inc	1,856,776
6,444		Omnicom Group, Inc	515,713
362		Scholastic Corp	14,437
1,087		Sinclair Broadcast Group, Inc (Class A)	49,774
95,688		Sirius XM Holdings, Inc	555,947
2,935		Tribune Co	135,597
4,484	*	TripAdvisor, Inc	238,683
775		World Wrestling Entertainment, Inc (Class A)	64,984
		TOTAL MEDIA & ENTERTAINMENT	10,813,028

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
17,453		AbbVie, Inc	1,385,594
7,858	*	Achillion Pharmaceuticals, Inc	23,260
2,084	*	Aclaris Therapeutics, Inc	13,129
3,777	*	Aduro Biotech, Inc	15,448
1,340		Agilent Technologies, Inc	105,190
4,711	*	Akorn, Inc	12,720
8,746		Amgen, Inc	1,568,333
436	*	Bellicum Pharmaceuticals, Inc	1,330
2,351	*	Biogen Idec, Inc	538,943
1,272	*	BioMarin Pharmaceutical, Inc	108,794
224	*	Bluebird Bio, Inc	31,770
29,373		Bristol-Myers Squibb Co	1,363,788
7,456	*	Celgene Corp	705,785
1,765	*	Collegium Pharmaceutical, Inc	24,586
746	*	Dova Pharmaceuticals, Inc	6,863
12,996		Eli Lilly & Co	1,521,052
15,072		Gilead Sciences, Inc	980,283
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
1,337	*	Illumina, Inc	$417,144
347	*	Inovio Pharmaceuticals, Inc	1,305
2,588	*	Intra-Cellular Therapies, Inc	34,084
3,162	*	Iovance Biotherapeutics, Inc	36,047
1,077	*	IQVIA Holdings, Inc	149,595
746	*	Jazz Pharmaceuticals plc	96,808
2,839	*	Karyopharm Therapeutics, Inc	13,258
27,928		Merck & Co, Inc	2,198,213
1,644	*	Nektar Therapeutics	52,641
16,220	*	Opko Health, Inc	38,766
1,130	*	Optinose, Inc	11,255
1,725	*	Paratek Pharmaceuticals, Inc	9,505
752		Perrigo Co plc	36,036
5,559	*	Progenics Pharmaceuticals, Inc	28,573
31	*	Prothena Corp plc	322
2,338	*	Radius Health, Inc	51,483
417	*	Reata Pharmaceuticals, Inc	32,718
2,210	*	Revance Therapeutics, Inc	29,260
198	*	Sage Therapeutics, Inc	33,309
567	*	Sarepta Therapeutics, Inc	66,305
3,815	*	Vertex Pharmaceuticals, Inc	644,659
183	*	Waters Corp	39,078
11,488		Zoetis, Inc	1,169,938
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,597,170

REAL ESTATE - 4.1%
2,875		Alexandria Real Estate Equities, Inc	409,371
164	*	Altisource Portfolio Solutions S.A.	3,882
349		American Campus Communities, Inc	16,473
7,388		American Tower Corp	1,442,876
3,087		Boston Properties, Inc	424,833
2,532		Brixmor Property Group, Inc	45,272
2,839		CatchMark Timber Trust, Inc	28,390
9,972		CBL & Associates Properties, Inc	10,072
1,428	*	CBRE Group, Inc	74,356
2,185		Chatham Lodging Trust	43,023
2,328		CorePoint Lodging, Inc	29,100
37		CyrusOne, Inc	2,061
2,897		Digital Realty Trust, Inc	341,006
1,520		Duke Realty Corp	47,302
2,453		Equinix, Inc	1,115,379
514		Federal Realty Investment Trust	68,799
3,115		Franklin Street Properties Corp	24,484
4,263		HCP, Inc	126,952
7,710		Host Marriott Corp	148,340
80	*	Howard Hughes Corp	8,880
973		Hudson Pacific Properties	33,919
6,811		Iron Mountain, Inc	221,221
4,196		iStar Financial, Inc	36,379
2,460		Kimco Realty Corp	42,779
1,859		Office Properties Income Trust	50,453
15,646		Prologis, Inc	1,199,579
1,297		Regency Centers Corp	87,120
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
2,176	*	SBA Communications Corp	$443,316
1,117		UDR, Inc	50,209
1,521		VICI Properties, Inc	34,679
12,237		Welltower, Inc	912,024
		TOTAL REAL ESTATE	7,522,529

RETAILING - 5.8%
893	*	1-800-FLOWERS.COM, Inc (Class A)	19,012
2,466	*	Barnes & Noble Education, Inc	10,604
712		Best Buy Co, Inc	52,980
766	*	Booking Holdings, Inc	1,420,922
523	*	CarMax, Inc	40,721
1,011	*	Container Store Group, Inc	8,735
29,163		eBay, Inc	1,130,066
6,030	*	Etsy, Inc	407,266
7,644		Expedia, Inc	992,497
850		Genuine Parts Co	87,159
989	*	GNC Holdings, Inc	2,196
18,678	*	Groupon, Inc	65,747
703	*	Hibbett Sports, Inc	14,552
11,489		Home Depot, Inc	2,340,309
1,910		Kohl’s Corp	135,801
519	*	Lands’ End, Inc	9,088
2,701	*	LKQ Corp	81,300
9,162		Lowe’s Companies, Inc	1,036,589
1,466		Macy’s, Inc	34,510
307	*	MarineMax, Inc	5,308
4,919		Office Depot, Inc	11,806
4,696	*	Quotient Technology, Inc	43,626
2,578		Ross Stores, Inc	251,767
2,158	*	Shutterfly, Inc	94,585
12,113		Target Corp	937,788
420		Tiffany & Co	45,284
10,858		TJX Companies, Inc	595,887
161		Tractor Supply Co	16,663
518	*	Ulta Beauty, Inc	180,772
3,121	*	Wayfair, Inc	506,070
1,366		Williams-Sonoma, Inc	78,094
104		Winmark Corp	19,193
309	*	Zumiez, Inc	8,229
		TOTAL RETAILING	10,685,126

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
14,129		Applied Materials, Inc	622,665
67		Brooks Automation, Inc	2,513
3,083	*	Cree, Inc	203,756
472	*	First Solar, Inc	29,042
45,661		Intel Corp	2,330,538
1,158		Lam Research Corp	240,204
8,626		NVIDIA Corp	1,561,306
13,674		Texas Instruments, Inc	1,611,207
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,601,231
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
SOFTWARE & SERVICES - 12.0%
8,956		Accenture plc	$1,635,993
6,167	*	Adobe, Inc	1,783,805
4,391	*	Autodesk, Inc	782,520
845	*	Benefitfocus, Inc	34,417
9,758	*	Black Knight, Inc	550,546
9,405		Booz Allen Hamilton Holding Co	557,622
1,156	*	ChannelAdvisor Corp	13,583
12,354	*	Conduent, Inc	158,502
2,075		CSG Systems International, Inc	92,649
2,280	*	ExlService Holdings, Inc	135,432
12,177		International Business Machines Corp	1,708,068
3,589		Intuit, Inc	901,054
7,021	*	Limelight Networks, Inc	20,852
2,190		LogMeIn, Inc	180,456
54,317	d	Microsoft Corp	7,093,800
3,081	*	New Relic, Inc	324,244
3,929	*	Nutanix, Inc	169,694
1,335	*	OneSpan, Inc	24,751
31,328		Oracle Corp	1,733,378
2,084	*	Perficient, Inc	61,353
1,566	*	RingCentral, Inc	182,235
9,900	*	salesforce.com, Inc	1,636,965
3,393		Science Applications International Corp	254,305
717	*	SPS Commerce, Inc	74,382
2,506	*	Sykes Enterprises, Inc	69,542
5,149	*	Teradata Corp	234,125
2,879		TiVo Corp	26,976
8,091		Travelport Worldwide Ltd	126,867
873		TTEC Holdings, Inc	31,830
6,047	*	Twilio, Inc	829,286
1,778	*	Virtusa Corp	98,768
1,380		VMware, Inc (Class A)	281,699
2,834	*	WEX, Inc	595,990
		TOTAL SOFTWARE & SERVICES	22,405,689

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
512	*	Anixter International, Inc	32,189
34,089		Apple, Inc	6,840,639
4,261	*	Arlo Technologies, Inc	16,916
1,244		AVX Corp	20,290
246		Badger Meter, Inc	13,648
595		Belden CDT, Inc	33,052
2,113		Benchmark Electronics, Inc	57,114
44,303		Cisco Systems, Inc	2,478,753
1,372	*	Cray, Inc	36,029
1,242		CTS Corp	37,198
1,259		Daktronics, Inc	9,543
2,290		Dolby Laboratories, Inc (Class A)	148,140
1,476	*	Fabrinet	89,328
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE
594	*	FARO Technologies, Inc	$33,413
44,195		Hewlett Packard Enterprise Co	698,723
25,414		HP, Inc	507,009
565	*	Insight Enterprises, Inc	31,968
550	*	Itron, Inc	29,513
681	*	Keysight Technologies, Inc	59,267
934	*	Kimball Electronics, Inc	14,131
290		Littelfuse, Inc	58,305
172	*	Lumentum Holdings, Inc	10,659
600		Methode Electronics, Inc	17,706
737		Motorola Solutions, Inc	106,799
4,381		National Instruments Corp	206,345
461	*	Novanta, Inc	40,116
147	*	OSI Systems, Inc	13,249
556	*	Plexus Corp	33,460
644	*	Ribbon Communications, Inc	3,452
393		SYNNEX Corp	42,397
988	*	Tech Data Corp	105,331
1,602	*	TTM Technologies, Inc	21,210
48		Vishay Intertechnology, Inc	951
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,846,843

TELECOMMUNICATION SERVICES - 2.0%
1,503	*	Boingo Wireless, Inc	34,178
54,669		CenturyLink, Inc	624,320
1,924	*	Cincinnati Bell, Inc	17,124
1,009		Cogent Communications Group, Inc	55,727
1,570		Consolidated Communications Holdings, Inc	8,101
2,574	*	Gogo, Inc	13,539
4,299	*	Iridium Communications, Inc	118,051
3,098	*	Orbcomm, Inc	22,429
28,946	*	Sprint Corp	161,519
40,920		Verizon Communications, Inc	2,340,215
9,716	*	Vonage Holdings Corp	94,439
6,937	*	Zayo Group Holdings, Inc	217,059
		TOTAL TELECOMMUNICATION SERVICES	3,706,701

TRANSPORTATION - 2.1%
12,047		CSX Corp	959,302
9,592		Union Pacific Corp	1,698,168
11,532		United Parcel Service, Inc (Class B)	1,224,929
		TOTAL TRANSPORTATION	3,882,399

UTILITIES - 3.3%
9,528		American Water Works Co, Inc	1,030,834
6,207		Aqua America, Inc	242,446
2,207		Clearway Energy, Inc (Class A)	33,922
12,527		Consolidated Edison, Inc	1,079,326
14,643		Eversource Energy	1,049,317
4,155		New Jersey Resources Corp	208,082
1,237		ONE Gas, Inc	109,499
1,189		Ormat Technologies, Inc	69,390
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE
5,430		Pattern Energy Group, Inc			$125,542
8,817		Sempra Energy			1,128,135
3,553		Southwest Gas Corp			295,574
4,307		TerraForm Power, Inc			58,403
11,872		UGI Corp			647,143
		TOTAL UTILITIES			6,077,613

		TOTAL COMMON STOCKS			183,702,010
		(Cost $160,719,468)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,550	†	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 2.5%

$4,600,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	4,600,000
		TOTAL GOVERNMENT AGENCY DEBT			4,600,000

		TOTAL SHORT-TERM INVESTMENTS			4,600,000
		(Cost $4,600,000)

		TOTAL INVESTMENTS - 101.4%			188,302,010
		(Cost $165,319,468)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(2,588,567)
		NET ASSETS - 100.0%			$185,713,443

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

Futures contracts outstanding as of April 30, 2019 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	7	06/21/19	$1,029,472	$1,031,975	$2,503
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 93.9%

BRAZIL - 7.9%
6,093,800	*	B2W Companhia Global Do Varejo	$59,444,505
945,800		Cia Brasileira de Distribuicao Grupo Pao de Acucar	23,276,555
3,709,106		Cyrela Brazil Realty S.A.	16,818,726
8,709,500		Lojas Americanas S.A.(Preference)	34,917,074
		TOTAL BRAZIL	134,456,860

CHINA - 26.0%
545,554	*	Alibaba Group Holding Ltd (ADR)	101,238,456
26,705,000		Bank of China Ltd (Hong Kong)	12,751,770
10,789,323		Baoshan Iron & Steel Co Ltd	11,495,331
8,978,000	*,†	China Animal Healthcare Ltd	11,445
27,330,500	e	China Molybdenum Co Ltd	10,310,853
5,554,500		CITIC Securities Co Ltd	12,039,547
5,166,262	*	Foxconn Industrial Internet Co Ltd	11,825,163
3,271,593		Hangzhou Robam Appliances Co Ltd	14,209,472
1,986,676		Han’s Laser Technology Industry Group Co Ltd	11,568,685
22,713,900		Industrial & Commercial Bank of China	17,084,482
1,111,400	*	JD.com, Inc (ADR)	33,642,078
4,089,392		Ping An Bank Co Ltd	8,424,216
3,503,200		Ping An Insurance Group Co of China Ltd	42,405,034
1,473,630		Ping An Insurance Group Co of China Ltd (Class A)	18,850,562
3,752,452		SAIC Motor Corp Ltd	15,263,142
2,508,376		Tencent Holdings Ltd	123,631,940
		TOTAL CHINA	444,752,176

HONG KONG - 3.8%
621,536	*,†,e	China Metal Recycling Holdings Ltd	792
2,052,724		Melco Crown Entertainment Ltd (ADR)	51,523,372
22,290	*,†	Mongolian Metals Corporation	0
1,953,500		Techtronic Industries Co	14,136,502
		TOTAL HONG KONG	65,660,666

INDIA - 9.5%
11,373,100		Bharat Electronics Ltd	14,257,965
4,958,000		Edelweiss Capital Ltd	10,603,908
893,200		HCL Technologies Ltd	15,201,909
8,840,989	*	Indiabulls Real Estate Ltd	14,628,003
1,710,200		Mahindra & Mahindra Ltd	15,871,734
1,016,952	*	Multi Commodity Exchange of India Ltd	12,557,072
3,094,300		Reliance Industries Ltd	61,989,571
2,223,200		Tata Steel Ltd	17,816,748
		TOTAL INDIA	162,926,910
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE
INDONESIA - 2.1%
40,346,500	*	PT Bank Mandiri Persero Tbk	$21,980,929
7,131,100		PT United Tractors Tbk	13,617,764
		TOTAL INDONESIA	35,598,693

ITALY - 1.7%
10,595,871		Prada S.p.A	29,803,316
		TOTAL ITALY	29,803,316

JAPAN - 2.1%
105,301	h	Nintendo Co Ltd	36,267,300
		TOTAL JAPAN	36,267,300

KENYA - 0.5%
30,861,156		Safaricom plc	8,588,646
		TOTAL KENYA	8,588,646

KOREA, REPUBLIC OF - 8.4%
89,500		E-Mart Co Ltd	13,199,635
184,200		Hynix Semiconductor, Inc	12,464,956
109,900		Hyundai Motor Co	13,045,183
435,800		KB Financial Group, Inc	17,207,724
219,700		LG Electronics, Inc	14,274,359
897,900		Samsung Electronics Co Ltd	35,302,927
118,500		Samsung SDI Co Ltd	24,060,954
48,200		Shinsegae Co Ltd	14,045,476
		TOTAL KOREA, REPUBLIC OF	143,601,214

MACAU - 1.4%
3,106,579		Galaxy Entertainment Group Ltd	23,265,889
		TOTAL MACAU	23,265,889

MALAYSIA - 0.9%
12,445,067		Bumiputra-Commerce Holdings BHD	15,873,103
		TOTAL MALAYSIA	15,873,103

PERU - 0.7%
750,752		Cia de Minas Buenaventura S.A. (ADR) (Series B)	12,169,690
		TOTAL PERU	12,169,690

PHILIPPINES - 0.6%
38,049,500		Alliance Global Group, Inc	10,924,719
		TOTAL PHILIPPINES	10,924,719

RUSSIA - 4.4%
297,200		LUKOIL PJSC (ADR)	25,410,600
1,477,918	*	Sberbank of Russia (ADR)	21,355,915
764,900	*	Yandex NV	28,630,207
		TOTAL RUSSIA	75,396,722

SOUTH AFRICA - 5.5%
290,317		Naspers Ltd (N Shares)	74,684,137
95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE
2,058,000		Sanlam Ltd	$11,019,732
693,300		Shoprite Holdings Ltd	8,368,819
		TOTAL SOUTH AFRICA	94,072,688

TAIWAN - 10.7%
413,000		Bizlink Holdings Inc	2,678,795
2,310,000		Catcher Technology Co Ltd	18,314,448
6,115,000		Hon Hai Precision Industry Co, Ltd	17,215,732
102,700		Largan Precision Co Ltd	15,417,573
2,898,300		MediaTek, Inc	27,778,826
12,108,800		Taiwan Semiconductor Manufacturing Co Ltd	101,665,854
		TOTAL TAIWAN	183,071,228

THAILAND - 1.7%
2,894,200		Kasikornbank PCL - NVDR	17,327,910
807,100		Siam Cement PCL (ADR)	11,683,899
		TOTAL THAILAND	29,011,809

TURKEY - 1.4%
618,600		Tupras Turkiye Petrol Rafine	12,794,432
7,449,100	*	Turkiye Garanti Bankasi AS	10,227,598
		TOTAL TURKEY	23,022,030

UNITED ARAB EMIRATES - 0.7%
9,136,200		Emaar Properties PJSC	11,971,813
		TOTAL UNITED ARAB EMIRATES	11,971,813

URUGUAY - 3.9%
9,462,787	a,n	Arcos Dorados Holdings, Inc	66,050,253
		TOTAL URUGUAY	66,050,253

		TOTAL COMMON STOCKS	1,606,485,725
		(Cost $1,444,246,573)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,304
		TOTAL PHILIPPINES	3,304

		TOTAL PREFERRED STOCKS	3,304
		(Cost $4,057)

PURCHASED OPTIONS - 0.0%

HONG KONG - 0.0%
1,428,500		Melco Resorts & Entertainment Ltd	114,280
931,400		Melco Resorts & Entertainment Ltd	65,198
		TOTAL HONG KONG	179,478
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE
UNITED STATES - 0.0%
4,236,000		ChinaAMC CSI 300 Index ETF			$301,324
4,236,000		ChinaAMC CSI 300 Index ETF			171,723
2,800,000		iShares China Large-Cap ETF			28,000
350,000		iShares MSCI Emerging Markets ETF			3,500
350,000		iShares MSCI Emerging Markets ETF			52,500
		TOTAL UNITED STATES			557,047

		TOTAL PURCHASED OPTIONS			736,525
		(Cost $2,504,015)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 6.8%

GOVERNMENT AGENCY DEBT - 3.2%
$54,300,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	54,300,000
		TOTAL GOVERNMENT AGENCY DEBT			54,300,000
TREASURY DEBT - 3.1%
20,300,000		United States Treasury Bill	2.372	05/07/19	20,291,978
32,990,000		United States Treasury Bill	2.371-2.381	05/09/19	32,972,589
		TOTAL TREASURY DEBT			53,264,567

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
8,204,826	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,204,826
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,204,826

		TOTAL SHORT-TERM INVESTMENTS			115,769,393
		(Cost $115,769,376)

		TOTAL INVESTMENTS - 100.7%			1,722,994,947
		(Cost $1,562,524,021)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(12,186,653)
		NET ASSETS - 100.0%			$1,710,808,294

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non Voting Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,999,872.
h	All or a portion of these securities were purchased on a delayed delivery basis.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Purchased options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
ChinaAMC CSI 300 Index ETF, Put	42,360	$171,723	$40.00	06/27/19	$171,723
ChinaAMC CSI 300 Index ETF, Put	42,360	301,324	42.00	06/27/19	301,324
iShares China Large-Cap ETF, Put	28,000	981,086	40.00	05/17/19	28,000
iShares MSCI Emerging Markets ETF, Call	3,500	108,636	45.00	05/17/19	52,500
iShares MSCI Emerging Markets ETF, Call	3,500	21,136	47.00	05/17/19	3,500
Melco Resorts & Entertainment Ltd, Put	9,314	203,306	18.00	05/17/19	65,198
Melco Resorts & Entertainment Ltd, Put	14,285	716,804	20.00	05/17/19	114,280
Total	143,319	$2,504,015			$736,525

Written options outstanding as of April 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Put	3,500	$(132,862)	$40.00	05/17/19	$(7,000)
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$592,413,153	34.6%
INFORMATION TECHNOLOGY	279,248,342	16.3
FINANCIALS	249,793,501	14.6
COMMUNICATION SERVICES	197,591,140	11.5
ENERGY	113,812,367	6.7
MATERIALS	63,477,314	3.7
CONSUMER STAPLES	44,845,009	2.6
INDUSTRIALS	39,430,164	2.3
REAL ESTATE	26,603,120	1.6
HEALTH CARE	11,444	0.0
SHORT-TERM INVESTMENTS	115,769,393	6.8
OTHER ASSETS & LIABILITIES, NET	(12,186,653)	(0.7)

NET ASSETS	$1,710,808,294	100.0%
99

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 95.2%

AUSTRIA - 1.0%
2,106,074		Wienerberger AG.	$48,399,477
		TOTAL AUSTRIA	48,399,477

CHINA - 0.2%
225,940		Tencent Holdings Ltd	11,136,050
		TOTAL CHINA	11,136,050

DENMARK - 3.8%
773,437		DSV AS	71,672,708
1,660,221		Novo Nordisk AS	81,341,764
121,930		Rockwool International AS (B Shares)	32,622,204
		TOTAL DENMARK	185,636,676

FRANCE - 12.6%
2,575,393	e	Accor S.A.	108,494,398
207,730		Airbus SE	28,444,396
1,869,509	g	ALD S.A.	27,483,713
3,612,904		Credit Agricole S.A.	49,612,557
118,292		Dassault Systemes S.A.	18,733,072
574,057		Nexity	26,851,117
2,129,549		Schneider Electric S.A.	180,236,464
1,694,400	e	Vinci S.A.	171,128,076
		TOTAL FRANCE	610,983,793

GERMANY - 10.0%
1,203,272		BASF SE	98,236,255
284,676		Continental AG.	47,225,117
2,219,002	*	Daimler AG. (Registered)	145,646,361
625,903		HeidelbergCement AG.	50,648,110
1,195,180		Lanxess AG.	69,211,507
995,576		Porsche AG.	69,210,095
32,215		Rheinmetall AG.	3,712,069
		TOTAL GERMANY	483,889,514

HONG KONG - 2.4%
2,357,156		Hong Kong Exchanges and Clearing Ltd	81,884,782
1,358,435		Melco Crown Entertainment Ltd (ADR)	34,096,719
		TOTAL HONG KONG	115,981,501

INDIA - 1.0%
505,414		HDFC Bank Ltd	16,789,927
940,496		Housing Development Finance Corp	26,981,775
1,717,918		Motherson Sumi Systems Ltd	3,621,417
		TOTAL INDIA	47,393,119
100

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
IRELAND - 1.1%
1,627,063		CRH plc	$54,735,547
		TOTAL IRELAND	54,735,547

ITALY - 6.4%
9,723,999		Davide Campari-Milano S.p.A	98,095,513
3,809,304		Mediobanca S.p.A.	40,375,975
12,256,190	e	UniCredit S.p.A.	169,675,972
		TOTAL ITALY	308,147,460

JAPAN - 18.1%
274,199	h	Aisin Seiki Co Ltd	10,607,362
237,801	h	Central Japan Railway Co	51,136,570
1,048,200	h	CyberAgent, Inc	42,016,251
2,303,179	h	Hitachi Ltd	76,599,646
946,331		Ishikawajima-Harima Heavy Industries Co Ltd	22,592,163
1,793,212	h	Komatsu Ltd	46,319,378
1,099,473	h	Konami Corp	50,065,256
1,892,800	h	Murata Manufacturing Co Ltd	95,044,394
359,782	h	Nintendo Co Ltd	123,914,508
1,102,666	h	Rohm Co Ltd	81,310,949
2,130,259	h	Sony Corp	107,297,098
1,681,646	h	Takeda Pharmaceutical Co Ltd	62,055,639
1,789,189	h	Toyota Motor Corp	110,769,483
		TOTAL JAPAN	879,728,697

KOREA, REPUBLIC OF - 0.4%
98,720		Samsung SDI Co Ltd	20,044,704
		TOTAL KOREA, REPUBLIC OF	20,044,704

NETHERLANDS - 2.6%
70,774	*,g	Adyen NV	57,680,666
2,210,173		Royal Dutch Shell plc (A Shares)	70,419,268
		TOTAL NETHERLANDS	128,099,934

NORWAY - 0.7%
774,190		Yara International ASA	35,004,242
		TOTAL NORWAY	35,004,242

SPAIN - 1.0%
2,684,712		Siemens Gamesa Renewable Energy	48,218,639
		TOTAL SPAIN	48,218,639

SWEDEN - 3.5%
4,250,406	e	Electrolux AB (Series B)	104,170,319
3,812,072	e	Hennes & Mauritz AB (B Shares)	66,516,646
		TOTAL SWEDEN	170,686,965

SWITZERLAND - 9.9%
18,402		Burckhardt Compression Holding AG.	5,554,611
101

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE
10,588,130		Credit Suisse Group			$140,810,376
370,677	e	Dufry Group			36,278,596
14,235		Geberit AG.			5,968,861
325,985		Lonza Group AG.			100,673,661
677,882		Nestle S.A.			65,264,854
465,230		Roche Holding AG.			122,757,117
25,000		Sika AG.			3,830,551
		TOTAL SWITZERLAND			481,138,627

UNITED KINGDOM - 20.5%
4,272,352		BAE Systems plc			27,459,599
9,166,674		CNH Industrial NV			99,658,996
816,554		Experian Group Ltd			23,768,997
1,197,078		Linde plc (Xetra)			215,960,419
188,255,416		Lloyds TSB Group plc			153,961,882
1,391,102		Reckitt Benckiser Group plc			112,549,101
1,315,971		Schroders plc			54,464,003
56,504,452		Tesco plc			184,353,685
6,226,247		Travis Perkins plc			113,608,647
562,422		Weir Group plc			12,224,177
		TOTAL UNITED KINGDOM			998,009,506

		TOTAL COMMON STOCKS			4,627,234,451
		(Cost $4,334,285,821)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 11.8%

GOVERNMENT AGENCY DEBT - 3.2%
$157,050,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	157,050,000
		TOTAL GOVERNMENT AGENCY DEBT			157,050,000

TREASURY DEBT - 1.8%
44,930,000		United States Treasury Bill	2.372	05/07/19	44,912,245
41,875,000		United States Treasury Bill	2.390	05/14/19	41,839,011
		TOTAL TREASURY DEBT			86,751,256

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.8%
329,147,464	c	State Street Navigator Securities Lending Government Money Market Portfolio			329,147,464
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			329,147,464

		TOTAL SHORT-TERM INVESTMENTS			572,948,720
		(Cost $572,948,599)

		TOTAL INVESTMENTS - 107.0%			5,200,183,171
		(Cost $4,907,234,420)
		OTHER ASSETS & LIABILITIES, NET - (7.0)%			(340,587,314)
		NET ASSETS - 100.0%			$4,859,595,857
102

TIAA-CREF FUNDS - International Equity Fund

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $311,858,318.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $85,164,379 or 1.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
103

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$971,810,269	19.9%
CONSUMER DISCRETIONARY	843,933,612	17.4
FINANCIALS	734,557,248	15.1
MATERIALS	576,026,108	11.9
CONSUMER STAPLES	460,263,153	9.5
HEALTH CARE	366,828,181	7.5
INFORMATION TECHNOLOGY	349,413,431	7.2
COMMUNICATION SERVICES	227,132,065	4.7
ENERGY	70,419,268	1.4
REAL ESTATE	26,851,116	0.6
SHORT-TERM INVESTMENTS	572,948,720	11.8
OTHER ASSETS & LIABILITIES, NET	(340,587,314)	(7.0)

NET ASSETS	$4,859,595,857	100.0%
104

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 94.4%

AUSTRALIA - 4.1%
1,137,633	*,e	Afterpay Touch Group Ltd	$20,609,339
785,401		Australia & New Zealand Banking Group Ltd	15,067,585
934,508		BHP Billiton Ltd	24,729,272
1,049,900		IDP Education Ltd	11,553,731
		TOTAL AUSTRALIA	71,959,927

BRAZIL - 4.8%
486,100	g	Banco Inter S.A.	8,040,715
2,000,555		Banco Itau Holding Financeira S.A.	17,260,150
2,266,400		Localiza Rent A Car	20,923,639
442,900		Magazine Luiza S.A.	21,603,390
636,957	*	Pagseguro Digital Ltd	16,599,099
		TOTAL BRAZIL	84,426,993

CANADA - 8.6%
484,466		Alimentation Couche Tard, Inc	28,564,581
230,600		Bank of Montreal	18,214,594
1,009,191		Cenovus Energy, Inc (Toronto)	10,003,774
861,495		Dollarama, Inc	25,876,359
1,880,400		Entertainment One Ltd	11,712,177
109,200	*	Shopify, Inc (Class A) (Toronto)	26,552,139
382,104	*,g	Spin Master Corp	12,700,673
541,721		Suncor Energy, Inc	17,864,622
		TOTAL CANADA	151,488,919

CHINA - 8.2%
1,022,834		Anhui Kouzi Distillery Co Ltd	9,863,386
14,247,400	*,†,e	China Animal Healthcare Ltd	18,161
15,484,500		China Everbright International Ltd	15,183,189
10,530,508		Haitong Securities Co Ltd	13,581,134
595,000	*,e	HUYA, Inc (ADR)	14,214,550
1,675,200		Sunny Optical Technology Group Co Ltd	20,492,888
1,010,000		Tencent Holdings Ltd	49,780,519
436,400		Yum China Holdings, Inc	20,746,456
		TOTAL CHINA	143,880,283

DENMARK - 1.4%
510,300		Novo Nordisk AS	25,001,914
		TOTAL DENMARK	25,001,914

FINLAND - 0.8%
296,996		Sampo Oyj (A Shares)	13,598,889
		TOTAL FINLAND	13,598,889
105

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
FRANCE - 4.5%
171,602	*	Essilor International S.A.	$20,907,747
83,512	e	L’Oreal S.A.	22,970,182
181,739	*	Teleperformance	34,937,624
		TOTAL FRANCE	78,815,553

GERMANY - 2.1%
144,082		Beiersdorf AG.	15,765,565
95,451		Fresenius Medical Care AG.	8,044,938
87,180		Wirecard AG.	13,170,054
		TOTAL GERMANY	36,980,557

HONG KONG - 2.9%
2,685,000		AIA Group Ltd	27,492,885
938,002		Melco Crown Entertainment Ltd (ADR)	23,543,850
		TOTAL HONG KONG	51,036,735

INDIA - 0.7%
1,697,650	*	Container Corp Of India Ltd	12,033,432
		TOTAL INDIA	12,033,432

INDONESIA - 1.2%
68,313,000	*	Bank Rakyat Indonesia	21,003,181
		TOTAL INDONESIA	21,003,181

IRELAND - 3.0%
491,610		CRH plc	16,538,107
904,286		Keywords Studios plc	18,435,508
587,889		Smurfit Kappa Group plc	17,239,453
		TOTAL IRELAND	52,213,068

ISRAEL - 0.9%
1,029,800	*	Teva Pharmaceutical Industries Ltd (ADR)	15,673,556
		TOTAL ISRAEL	15,673,556

ITALY - 4.3%
539,200		Amplifon S.p.A.	10,373,064
1,806,000		Davide Campari-Milano S.p.A	18,218,893
201,100		Ferrari NV	27,275,503
498,689		Moncler S.p.A	20,503,232
		TOTAL ITALY	76,370,692

JAPAN - 12.2%
639,100	e	Benefit One, Inc	13,365,458
296,700		en-japan, Inc	9,661,991
295,400		GMO Payment Gateway, Inc	23,555,627
1,347,700	e	Infomart Corp	19,608,090
616,800		Japan Elevator Service Holdings Co Ltd	12,582,377
517,200	e	Kamakura Shinsho Ltd	6,767,331
1,279,900		MonotaRO Co Ltd	29,472,960
354,000		Paltac Corp	19,550,923
106

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
365,802	e	Seria Co Ltd	$10,880,195
275,799	*	SHIFT, Inc	15,193,336
808,400		SMS Co Ltd	15,689,229
349,000		TechnoPro Holdings, Inc	20,998,843
736,500	*,e	Tokyo Base Co Ltd	7,073,845
670,000	e	Yume No Machi Souzou Iinkai Co Ltd	10,051,982
		TOTAL JAPAN	214,452,187

KOREA, REPUBLIC OF - 1.2%
42,600	*	Cafe24 Corp	3,504,617
247,300		Fila Korea Ltd	17,489,447
		TOTAL KOREA, REPUBLIC OF	20,994,064

NETHERLANDS - 3.4%
27,150	*,g	Adyen NV	22,127,195
107,047		ASML Holding NV	22,352,567
1,165,720	e	ING Groep NV	14,874,617
		TOTAL NETHERLANDS	59,354,379

NORWAY - 4.2%
815,986		Aker BP ASA	26,933,631
944,257		DNB NOR Holding ASA	18,157,308
790,055	e	Statoil ASA	17,611,612
427,810		TGS Nopec Geophysical Co ASA	11,186,684
		TOTAL NORWAY	73,889,235

PHILIPPINES - 1.3%
5,703,054		Banco de Oro Universal Bank	14,682,965
6,009,020		Robinsons Retail Holdings, Inc	8,994,072
		TOTAL PHILIPPINES	23,677,037

PORTUGAL - 1.1%
1,204,396		Jeronimo Martins SGPS S.A.	19,614,360
		TOTAL PORTUGAL	19,614,360

SPAIN - 1.3%
279,399		Amadeus IT Holding S.A.	22,267,161
142,139	*,†,e	Let’s GOWEX S.A.	1,594
		TOTAL SPAIN	22,268,755

SWEDEN - 2.9%
416,726	e	Boliden AB	12,401,736
411,035		Hexagon AB (B Shares)	22,455,739
652,000	e	Intrum Justitia AB	16,602,753
		TOTAL SWEDEN	51,460,228

SWITZERLAND - 3.3%
274,287	*	Alcon, Inc	15,795,830
81,367		Lonza Group AG.	25,128,499
222,935		Novartis AG.	18,267,309
		TOTAL SWITZERLAND	59,191,638
107

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE
TAIWAN - 0.8%
958,032		Dadi Early-Childhood Education Group Ltd			$7,568,746
1,781,949		Hota Industrial Manufacturing Co Ltd			6,491,796
		TOTAL TAIWAN			14,060,542

UNITED KINGDOM - 12.4%
1,377,280		Ashtead Group plc			38,243,259
2,404,119		Beazley plc			18,115,347
6,990,888	*	boohoo.com plc			22,481,783
1,270,400		CNH Industrial NV			13,811,639
507,700		Dechra Pharmaceuticals plc			17,645,404
2,294,186		Electrocomponents plc			19,345,335
447,623		Fevertree Drinks plc			18,404,745
1,695,494	*	Just Eat plc			15,500,231
167,485		Linde plc (Xetra)			30,215,350
4,144,400		Tritax Big Box REIT plc			8,038,613
2,088,815		Vesuvius plc			16,852,257
		TOTAL UNITED KINGDOM			218,653,963

UNITED STATES - 2.8%
983,770		Burford Capital Ltd			21,049,651
112,300	*	Lululemon Athletica, Inc			19,804,105
578,600		Travelport Worldwide Ltd			9,072,448
		TOTAL UNITED STATES			49,926,204

		TOTAL COMMON STOCKS			1,662,026,291
		(Cost $1,242,227,900)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
376,089		Haitong Securities Co Ltd			107,388
		TOTAL CHINA			107,388

		TOTAL RIGHTS / WARRANTS			107,388
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 12.1%

GOVERNMENT AGENCY DEBT - 2.1%
$36,900,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	36,900,000
		TOTAL GOVERNMENT AGENCY DEBT			36,900,000

TREASURY DEBT - 3.7%
32,450,000		United States Treasury Bill	2.367	05/02/19	32,447,846
13,965,000		United States Treasury Bill	2.372	05/07/19	13,959,482
19,310,000		United States Treasury Bill	2.374-2.402	05/14/19	19,293,404
		TOTAL TREASURY DEBT			65,700,732
108

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.3%
110,748,905	c	State Street Navigator Securities Lending Government Money Market Portfolio	$110,748,905
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	110,748,905

		TOTAL SHORT-TERM INVESTMENTS	213,349,637
		(Cost $213,349,675)

		TOTAL INVESTMENTS - 106.5%	1,875,483,316
		(Cost $1,455,577,575)
		OTHER ASSETS & LIABILITIES, NET - (6.5)%	(113,926,191)
		NET ASSETS - 100.0%	$1,761,557,125

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $104,767,893.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $42,868,583 or 2.4% of net assets.
109

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$321,603,995	18.3%
INFORMATION TECHNOLOGY	295,341,141	16.8
INDUSTRIALS	270,358,650	15.3
FINANCIALS	221,246,409	12.6
CONSUMER STAPLES	142,395,783	8.1
HEALTH CARE	135,948,675	7.7
MATERIALS	101,123,918	5.7
ENERGY	83,600,323	4.7
COMMUNICATION SERVICES	82,476,172	4.7
REAL ESTATE	8,038,613	0.5
SHORT-TERM INVESTMENTS	213,349,637	12.1
OTHER ASSETS & LIABILITIES, NET	(113,926,191)	(6.5)

NET ASSETS	$1,761,557,125	100.0%
110

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS
QUANT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.6%

AUSTRALIA - 7.3%
513,084		AGL Energy Ltd	$8,049,437
65,139		Aristocrat Leisure Ltd	1,199,116
76,620		Australia & New Zealand Banking Group Ltd	1,469,922
60,869		BHP Billiton Ltd	1,610,736
675,854		BlueScope Steel Ltd	6,422,498
83,328		CIMIC Group Ltd	2,972,618
101,535		Coca-Cola Amatil Ltd	629,831
3,650		Cochlear Ltd	482,475
139,522	*	Coles Group Ltd	1,240,518
69,859		Commonwealth Bank of Australia	3,671,455
107,339		Computershare Ltd	1,350,351
55,559		CSL Ltd	7,792,804
110,691		Flight Centre Travel Group Ltd	2,998,521
1,575,576	e	Harvey Norman Holdings Ltd	4,632,398
222,311		Macquarie Group Ltd	21,127,122
287,808		Mirvac Group	576,160
54,515		Origin Energy Ltd	283,291
173,678		Rio Tinto Ltd	11,706,303
256,070		Rio Tinto plc	14,938,885
1,232,634		Santos Ltd	6,237,878
1,736,272		South32 Ltd	4,100,763
2,585,433		Telstra Corp Ltd	6,158,095
28		TPG Telecom Ltd	133
275,565		Wesfarmers Ltd	6,994,469
702,641		Westpac Banking Corp	13,649,784
64,365		Woodside Petroleum Ltd	1,604,602
298,054		Woolworths Ltd	6,692,066
		TOTAL AUSTRALIA	138,592,231

AUSTRIA - 0.7%
173,316		OMV AG.	9,296,517
134,847		Raiffeisen International Bank Holding AG.	3,596,674
		TOTAL AUSTRIA	12,893,191

BELGIUM - 0.5%
42,894		Solvay S.A.	5,171,975
65,441		UCB S.A.	5,201,182
		TOTAL BELGIUM	10,373,157

CHINA - 0.1%
1,424,900		Yangzijiang Shipbuilding	1,647,458
		TOTAL CHINA	1,647,458
111

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
DENMARK - 1.7%
2,941		AP Moller - Maersk AS (Class A)	$3,597,499
5,218		Carlsberg AS (Class B)	674,692
9,915		DSV AS	918,801
539,749		Novo Nordisk AS	26,444,754
		TOTAL DENMARK	31,635,746

FINLAND - 1.3%
228,549		Neste Oil Oyj	7,554,156
606,506		UPM-Kymmene Oyj	17,124,583
		TOTAL FINLAND	24,678,739

FRANCE - 10.6%
8,372		Airbus SE	1,146,375
298,847		Alstom RGPT	13,148,421
284,109	e	AXA S.A.	7,576,206
13,508		Cap Gemini S.A.	1,639,253
164,597	e	CNP Assurances	3,887,905
517,407		Credit Agricole S.A.	7,105,056
38,294		Dassault Systemes S.A.	6,064,352
234,522		Edenred	11,057,184
124,953		Eiffage S.A.	13,046,492
346,066		Eutelsat Communications	6,254,392
296,286		Faurecia	15,075,476
2,029		Hermes International	1,427,536
39,512		Kering	23,381,399
51,355	e	L’Oreal S.A.	14,125,320
29,803		LVMH Moet Hennessy Louis Vuitton S.A.	11,701,167
6,616		Michelin (C.G.D.E.) (Class B)	855,518
751,307		Peugeot S.A.	19,698,426
191,644		Publicis Groupe S.A.	11,390,616
39,779	e	Sanofi-Aventis	3,470,689
48,604		SCOR SE	1,984,238
175,394		Total S.A.	9,750,286
5,189	*	Ubisoft Entertainment	495,748
158,677	e	Vinci S.A.	16,025,785
		TOTAL FRANCE	200,307,840

GERMANY - 8.2%
7,643		Adidas-Salomon AG.	1,968,745
130,993		Allianz AG.	31,662,857
9,155		BASF SE	747,423
249,251	g	Covestro AG.	13,695,742
249,059		Deutsche Annington Immobilien SE	12,447,093
762,134		Deutsche Lufthansa AG.	18,438,867
1,028,059		Deutsche Telekom AG.	17,225,026
5,066		Deutsche Wohnen AG.	228,200
17,719		E.ON AG.	190,510
19,930		Hochtief AG.	2,979,710
300,877		Infineon Technologies AG.	7,132,469
62,791		Merck KGaA	6,692,924
29,367		MTU Aero Engines Holding AG.	6,928,547
50,253		SAP AG.	6,478,029
112

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
22,727		Siemens AG.	$2,725,018
75,901		Volkswagen AG.	13,608,818
73,693		Wirecard AG.	11,132,609
		TOTAL GERMANY	154,282,587

HONG KONG - 4.0%
2,086,175		AIA Group Ltd	21,361,255
699,000		BOC Hong Kong Holdings Ltd	3,133,063
954,500		CK Asset Holdings Ltd	7,674,694
1,327,840		CK Hutchison Holdings Ltd	13,960,789
221,000		CLP Holdings Ltd	2,508,276
382,300		Hang Seng Bank Ltd	10,044,402
288,000		Link REIT	3,364,979
816,500		Swire Pacific Ltd (Class A)	10,339,714
533,000		Wheelock & Co Ltd	3,798,379
		TOTAL HONG KONG	76,185,551

IRELAND - 0.5%
685,442		AIB Group plc	3,184,475
79,316		Bank of Ireland Group plc	507,028
131,386		CRH plc	4,419,918
18,746		Kingspan Group plc	985,676
		TOTAL IRELAND	9,097,097

ISRAEL - 0.4%
759,300		Bank Leumi Le-Israel	5,199,641
14,306	*	Check Point Software Technologies	1,727,593
		TOTAL ISRAEL	6,927,234

ITALY - 2.7%
82,919		Assicurazioni Generali S.p.A.	1,608,798
3,894,209		Enel S.p.A.	24,658,762
648,371		ENI S.p.A.	11,048,980
1,283,007	g	Poste Italiane S.p.A	13,712,025
		TOTAL ITALY	51,028,565

JAPAN - 23.3%
666,400		Acom Co Ltd	2,341,791
227,900		Alfresa Holdings Corp	6,359,305
287,300		Asahi Breweries Ltd	12,527,221
118,800		Asahi Intecc Co Ltd	6,018,285
166,400		Asahi Kasei Corp	1,714,979
478,700		Astellas Pharma, Inc	6,483,450
32,700		Bridgestone Corp	1,297,221
236,400		Brother Industries Ltd	4,667,710
18,200		Central Japan Railway Co	3,913,716
107,300		Chubu Electric Power Co, Inc	1,560,307
57,700		Daifuku Co Ltd	3,549,743
679,700		Dai-ichi Mutual Life Insurance Co	9,811,341
442,100		Daiwa House Industry Co Ltd	12,391,841
4,000		Don Quijote Co Ltd	257,777
62,200		Fujifilm Holdings Corp	2,905,752
113

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
206,000		Hakuhodo DY Holdings, Inc	$3,483,030
150,400		Hitachi Ltd	5,002,037
225,800		Honda Motor Co Ltd	6,300,482
14,200		Hoya Corp	1,002,912
364,200		Hulic Co Ltd	3,142,012
101,870		Idemitsu Kosan Co Ltd	3,309,959
525,200		Isuzu Motors Ltd	7,564,319
836,500		Itochu Corp	15,093,345
120,900		Japan Airport Terminal Co Ltd	5,112,672
103,500		JX Holdings, Inc	503,547
125,300		Kakaku.com, Inc	2,581,494
494,100		Kansai Electric Power Co, Inc	5,977,748
7,600		Kao Corp	586,701
244,500		KDDI Corp	5,635,124
5,500		Keyence Corp	3,436,364
279,600		Kirin Brewery Co Ltd	6,360,471
26,500		Koito Manufacturing Co Ltd	1,586,839
77,600		Komatsu Ltd	2,004,439
477,800		Konica Minolta Holdings, Inc	4,797,891
13,400		Kose Corp	2,510,166
142,600		Kyushu Railway Co	4,646,510
847,100		Marubeni Corp	6,069,968
231,300		Mediceo Paltac Holdings Co Ltd	5,201,084
137,900		MEIJI Holdings Co Ltd	10,870,099
509,685		Mitsubishi Corp	14,040,637
1,224,000		Mitsubishi UFJ Financial Group, Inc	6,072,907
630,500		Mitsubishi UFJ Lease & Finance Co Ltd	3,214,873
545,600		Mitsui & Co Ltd	8,824,854
46,100		Mitsui Chemicals, Inc	1,133,226
89,900		Mitsui Fudosan Co Ltd	2,082,257
119,400		Mitsui Sumitomo Insurance Group Holdings, Inc	3,711,393
76,800		Murata Manufacturing Co Ltd	3,856,408
101,200		Namco Bandai Holdings, Inc	4,851,613
30,300		Nikon Corp	422,557
144,000		Nippon Telegraph & Telephone Corp	5,991,609
139,900		NTT Data Corp	1,631,373
34,900		Obic Co Ltd	4,051,727
34,100		Oracle Corp Japan	2,338,158
147,700		Otsuka Corp	5,809,487
259,500		Rakuten, Inc	2,903,158
13,100		Recruit Holdings Co Ltd	394,492
66,200		Ricoh Co Ltd	669,742
344,100		Sekisui House Ltd	5,548,017
29,400		Seven & I Holdings Co Ltd	1,017,454
20,900		Sharp Corp	233,150
1,018,200		Shimizu Corp	8,721,159
202,300		Shin-Etsu Chemical Co Ltd	19,162,761
235,800		Shionogi & Co Ltd	13,773,786
17,600		Showa Denko KK	600,865
278,000	e	Softbank Corp	3,272,700
159,700		Softbank Group Corp	16,933,202
431,300		Sony Corp	21,723,762
190,700		Sony Financial Holdings, Inc	3,920,991
114

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
333,500		Sumco Corp	$4,399,482
75,000		Sumitomo Heavy Industries Ltd	2,666,798
35,400		Suntory Beverage & Food Ltd	1,565,358
78,991		Suzuki Motor Corp	3,604,648
138,000		T&D Holdings, Inc	1,494,690
78,900		Taiheiyo Cement Corp	2,544,431
77,100		Taisei Corp	3,392,406
21,300		TDK Corp	1,866,179
340,500		Tokio Marine Holdings, Inc	17,251,526
5,700		Tokyo Electron Ltd	904,780
395,400		Toshiba Corp	13,175,330
435,876		Toyota Motor Corp	26,985,276
70,500		Toyota Tsusho Corp	2,341,709
91,500		Yokogawa Electric Corp	1,916,106
		TOTAL JAPAN	439,596,689

NETHERLANDS - 3.4%
2,469	*,g	Adyen NV	2,012,230
32,256		ASML Holding NV	6,735,400
111,863		DSM NV	12,793,955
73,571	e	ING Groep NV	938,768
852,681		Koninklijke Ahold Delhaize NV	20,550,963
386,699		Royal Dutch Shell plc (A Shares)	12,320,783
281,061		Royal Dutch Shell plc (B Shares)	9,070,779
		TOTAL NETHERLANDS	64,422,878

NEW ZEALAND - 0.3%
173,912	*	a2 Milk Co Ltd	1,955,049
296,283		Fisher & Paykel Healthcare Corp	3,134,335
106,395		Ryman Healthcare Ltd	864,015
76,090		Telecom Corp of New Zealand Ltd	186,700
		TOTAL NEW ZEALAND	6,140,099

NORWAY - 0.6%
519,832	e	DNB NOR Holding ASA	9,995,954
43,865		Statoil ASA	977,822
		TOTAL NORWAY	10,973,776

SINGAPORE - 1.2%
2,674,300		CapitaLand Ltd	6,949,470
681,000		Singapore Technologies Engineering Ltd	1,984,437
623,800		United Overseas Bank Ltd	12,774,468
10,000		Venture Corp Ltd	125,412
		TOTAL SINGAPORE	21,833,787

SOUTH AFRICA - 1.0%
554,315		Anglo American plc (London)	14,384,308
591,099		Investec plc	3,751,412
		TOTAL SOUTH AFRICA	18,135,720

SPAIN - 3.3%
77,912		ACS Actividades Construccion y Servicios S.A.	3,582,877
115

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE
231,832		Amadeus IT Holding S.A.	$18,476,231
3,723,966		Banco Bilbao Vizcaya Argentaria S.A.	22,644,872
354,370	e	Banco Santander S.A.	1,796,435
288,095		Endesa S.A.	7,187,499
15,425		Gas Natural SDG S.A.	439,123
204,333		Red Electrica Corp S.A.	4,240,701
449,770		Telefonica S.A.	3,749,891
		TOTAL SPAIN	62,117,629

SWEDEN - 3.0%
71,734	e	Boliden AB	2,134,799
497,893		Ericsson (LM) (B Shares)	4,925,244
29,456	e	ICA Gruppen AB	1,065,386
2,972		Investor AB (B Shares)	141,740
579,678	e	Sandvik AB	10,734,698
1,854,098		Skandinaviska Enskilda Banken AB (Class A)	17,702,189
9,420		Swedish Match AB	459,315
1,322,726		Volvo AB (B Shares)	21,198,568
		TOTAL SWEDEN	58,361,939

SWITZERLAND - 8.0%
57,027	*	Alcon, Inc	3,284,110
3,838		Barry Callebaut AG.	7,037,142
1,416		Lindt & Spruengli AG.	9,410,392
332,088		Nestle S.A.	31,972,637
371,474		Novartis AG.	30,438,604
6,952		Partners Group	5,243,648
157,786		Roche Holding AG.	41,633,933
12,302		Sika AG.	1,884,937
20,758	*	Swiss Life Holding	9,758,923
5,775		Temenos Group AG.	960,658
32,163		Zurich Financial Services AG.	10,252,526
		TOTAL SWITZERLAND	151,877,510

UNITED ARAB EMIRATES - 0.1%
50,444	e	NMC Health plc	1,862,789
		TOTAL UNITED ARAB EMIRATES	1,862,789

UNITED KINGDOM - 14.8%
966,976		3i Group plc	13,530,334
513,387		Ashtead Group plc	14,255,338
98,312		AstraZeneca plc (ADR)	3,702,430
316,406	g	Auto Trader Group plc	2,338,988
231,728		Aviva plc	1,301,414
703,649		Barratt Developments plc	5,535,495
762,893		BP plc (ADR)	33,361,311
297,064		British American Tobacco plc	11,629,735
2,339,638		BT Group plc	6,981,510
41,283		Bunzl plc	1,245,140
317,666		Coca-Cola European Partners plc (Class A)	17,023,721
579,246		Diageo plc	24,419,692
111,864		Fiat DaimlerChrysler Automobiles NV	1,723,980
1,154,169		GlaxoSmithKline plc	23,710,344
116

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY			VALUE
1,562,273		HSBC Holdings plc			$13,612,030
65,445		Imperial Tobacco Group plc			2,082,341
5,193,832		Legal & General Group plc			18,887,523
13,359,843		Lloyds TSB Group plc			10,926,148
77,007		Micro Focus International plc			1,952,048
909,054		National Grid plc			9,959,531
593,236		Pearson plc			6,426,460
480,476		Persimmon plc			14,036,071
459,552		RELX plc (London)			10,558,494
438,461		Segro plc			3,885,019
126,400	e	Unilever NV			7,647,776
307,239		Unilever plc			18,623,316
17,797		Vodafone Group plc (ADR)			329,600
		TOTAL UNITED KINGDOM			279,685,789

UNITED STATES - 1.6%
36,952		Ferguson plc			2,629,722
400,000		iShares MSCI EAFE Index Fund			26,704,000
		TOTAL UNITED STATES			29,333,722

		TOTAL COMMON STOCKS			1,861,991,723
		(Cost $1,715,465,426)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.7%

GOVERNMENT AGENCY DEBT - 0.5%
$10,550,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	10,550,000
		TOTAL GOVERNMENT AGENCY DEBT			10,550,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
59,941,275	c	State Street Navigator Securities Lending Government Money Market Portfolio			59,941,275
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			59,941,275

		TOTAL SHORT-TERM INVESTMENTS			70,491,275
		(Cost $70,491,275)

		TOTAL INVESTMENTS - 102.3%			1,932,482,998
		(Cost $1,785,956,701)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(44,557,442)
		NET ASSETS - 100.0%			$1,887,925,556

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,040,775.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $31,758,985 or 1.7% of net assets.
117

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS
QUANT INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$382,263,802	20.2%
INDUSTRIALS	269,716,296	14.3
CONSUMER STAPLES	212,677,361	11.3
CONSUMER DISCRETIONARY	208,115,956	11.0
HEALTH CARE	197,554,210	10.5
MATERIALS	136,293,085	7.2
INFORMATION TECHNOLOGY	118,965,075	6.3
ENERGY	105,319,911	5.6
COMMUNICATION SERVICES	99,434,317	5.3
REAL ESTATE	66,879,817	3.5
UTILITIES	64,771,893	3.4
SHORT-TERM INVESTMENTS	70,491,275	3.7
OTHER ASSETS & LIABILITIES, NET	(44,557,442)	(2.3)

NET ASSETS	$1,887,925,556	100.0%
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.9%

AUSTRALIA - 4.1%
886,644		Abacus Property Group	$2,359,202
201,000		Ansell Ltd	3,826,690
1,839,000		Australian Pharmaceutical Industries Ltd	1,868,143
1,266,714		Beach Petroleum Ltd	1,899,499
185,000		Bunnings Warehouse Property Trust	482,795
333,000		Charter Hall Group	2,306,592
510,000		Cleanaway Waste Management Ltd	809,876
904,800		Downer EDI Ltd	4,940,106
1,351,000		Evolution Mining Ltd	3,045,393
561,000		GDI Property Group	550,206
359,000		Inghams Group Ltd	1,126,534
164,000	e	JB Hi-Fi Ltd	2,980,777
400,000		Northern Star Resources Ltd	2,316,220
1,207,667		Shopping Centres Australasia Property Group	2,181,932
856,982		St Barbara Ltd	1,935,915
300,000		Super Cheap Auto Group Ltd	1,832,389
629,585		Tassal Group Ltd	2,273,616
285,000	*	Village Roadshow Ltd	723,279
110,000		Webjet Ltd	1,307,284
		TOTAL AUSTRALIA	38,766,448

AUSTRIA - 0.5%
52,000		CA Immobilien Anlagen AG.	1,822,601
72,000		Sparkassen Immobilien AG.	1,576,251
116,000		Uniqa Versicherungen AG.	1,236,004
		TOTAL AUSTRIA	4,634,856

BELGIUM - 0.4%
63,000		Mobistar S.A.	1,319,945
18,733		Warehouses De Pauw SCA	2,811,264
		TOTAL BELGIUM	4,131,209

BRAZIL - 1.7%
476,000		Aliansce Shopping Centers S.A.	2,306,495
289,990		Banco ABC Brasil S.A.	1,438,450
367,000		Banco do Estado do Rio Grande do Sul	2,285,619
82,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,187,621
288,000		Randon Participacoes S.A.	624,314
287,000		SLC Agricola S.A.	3,008,263
814,000		Transmissora Alianca de Energia Eletrica S.A.	5,449,364
		TOTAL BRAZIL	16,300,126
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
CANADA - 6.1%
60,000		Aecon Group, Inc	$857,655
43,000	e	Alaris Royalty Corp	581,914
154,000		Canaccord Financial, Inc	656,371
52,000		Canadian Apartment Properties REIT	1,860,387
65,000		Capital Power Corp	1,465,253
46,000		Cineplex Galaxy Income Fund	879,689
59,000		Cogeco Communications, Inc	3,918,213
284,000		Dream Global REIT	2,923,311
109,000		Entertainment One Ltd	678,913
14,000	e	Exchange Income Corp	370,979
71,000		Gibson Energy, Inc	1,170,702
65,000		Granite REIT	2,959,133
180,000	*	Interfor Corp	2,243,786
170,000		InterRent Real Estate Investment Trust	1,724,491
3,000		iShares S&P/TSX SmallCap Index ETF	33,299
150,000		Kirkland Lake Gold Ltd	4,849,220
69,000		Labrador Iron Ore Royalty Corp	1,596,626
86,000	e	Medical Facilities Corp	1,052,773
175,000	*	MEG Energy Corp	778,533
50,000		Norbord, Inc	1,273,419
115,000		Northview Apartment Real Estate Investment Trust	2,418,974
102,000	*	Parex Resources, Inc	1,737,434
150,100		Parkland Fuel Corp	4,626,132
156,000		Quebecor, Inc	3,890,393
197,900		Russel Metals, Inc	3,486,183
192,600		TFI International, Inc	6,325,595
100,000	e	Timbercreek Financial Corp	697,171
103,000		Transcontinental, Inc	1,237,814
191,000	*	Uranium Participation Corp	618,750
49,000		Valener, Inc	957,177
		TOTAL CANADA	57,870,290

CHILE - 0.2%
20,318,000	*	Compania SudAmericana de Vapores S.A.	648,568
70,000		Inversiones La Construccion S.A.	1,223,579
		TOTAL CHILE	1,872,147

CHINA - 4.5%
1,127,000		Asia Cement China Holdings Corp	1,338,080
1,794,000		Beijing North Star Co	712,001
806,000		Catic Shenzhen Holdings Ltd	509,266
2,660,000		CGN New Energy Holdings Co Ltd	398,874
73,000		Changyou.com Ltd (ADR)	1,419,850
1,314,000		China Aoyuan Property Group Ltd	1,594,972
4,750,000		China Overseas Grand Oceans Group Ltd	2,533,081
5,885,000		China SCE Property Holdings Ltd	2,781,611
1,389,000		China Shineway Pharmaceutical Group Ltd	1,389,124
7,997,000		China Suntien Green Energy Cor	2,303,358
4,514,000		Citic 1616 Holdings Ltd	1,870,565
3,128,000		Fushan International Energy Group Ltd	758,236
3,721,000	g	Genertec Universal Medical Group Company Limited	2,966,894
502,000	*,e	JinkoSolar Holding Co Ltd (ADR)	9,768,920
1,100,000	*	Li Ning Co Ltd	1,998,387
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
1,834,000		Powerlong Real Estate Holdings Ltd	$893,240
689,000		SITC International Co Ltd	733,486
1,989,000		TCL Multimedia Technology Holdings Ltd	1,065,737
2,940,000		Tiangong International Co Ltd	776,051
2,626,000		Tianneng Power International Ltd	2,466,000
2,064,000		Xingda International Holdings Ltd	655,129
1,574,000		XTEP International Holdings	897,381
639,000	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,171,659
		TOTAL CHINA	43,001,902

DENMARK - 2.4%
201,000		Alm Brand AS	1,920,034
51,000		Dfds A.S.	2,424,844
176,000		GN Store Nord	9,020,929
85,000		Matas A.S.	844,088
64,000		Royal Unibrew A.S.	4,592,468
83,000		Topdanmark AS	4,478,262
		TOTAL DENMARK	23,280,625

EGYPT - 0.1%
700,000		Telecom Egypt	575,655
		TOTAL EGYPT	575,655

FINLAND - 0.9%
75,000		DNA Oyj	1,786,832
249,000		Finnair Oyj	2,082,527
168,000		Kemira Oyj	2,381,157
88,000		Valmet Corp	2,424,136
		TOTAL FINLAND	8,674,652

FRANCE - 2.6%
716,000	*	Air France-KLM	8,262,291
7,000		Alten	764,483
1,180,000	*	CGG S.A.	2,133,143
60,000	e	Compagnie Plastic-Omnium S.A.	1,817,844
12,000		Eramet	840,348
56,000		Gaztransport Et Technigaz S.A.	5,067,461
40,000		Kaufman & Broad S.A.	1,595,982
39,000		Nexity	1,824,198
31,000		Sechilienne-Sidec	729,426
16,000		Trigano S.A.	1,534,097
		TOTAL FRANCE	24,569,273

GERMANY - 2.4%
134,000	*	ADVA AG. Optical Networking	1,150,134
28,000		Bechtle AG.	2,882,499
280,000		Borussia Dortmund GmbH & Co KGaA	2,689,823
264,000	g	Deutsche Pfandbriefbank AG.	3,686,204
323,000		Deutz AG.	3,191,883
16,000		Duerr AG.	723,583
67,000	*	Evotec AG.	1,672,268
20,000		LEG Immobilien AG.	2,333,591
121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
7,000		Pfeiffer Vacuum Technology AG.	$1,175,325
153,000		TAG Tegernsee Immobilien und Beteiligungs AG.	3,445,554
		TOTAL GERMANY	22,950,864

GREECE - 0.2%
168,000		Mytilineos Holdings S.A.	1,819,193
		TOTAL GREECE	1,819,193

HONG KONG - 1.0%
1,168,000		Champion Real Estate Investment Trust	989,117
10,260,000		Concord New Energy Group Ltd	503,471
2,440,000		CSI Properties Ltd	136,904
990,113		Far East Consortium	468,757
168,000		Johnson Electric Holdings Ltd	395,509
3,103,734		K Wah International Holdings Ltd	1,947,984
623,000	e	PAX Global Technology Ltd	290,987
662,000		Road King Infrastructure	1,503,300
4,802,000		Shun TAK Holdings Ltd	2,139,316
560,000		Texhong Textile Group Ltd	758,729
1,158,000		VST Holdings Ltd	635,541
		TOTAL HONG KONG	9,769,615

HUNGARY - 0.1%
597,000		Magyar Telekom	941,309
		TOTAL HUNGARY	941,309

INDIA - 1.4%
236,000	*	Adani Enterprises Ltd	431,022
150,000	*	Apollo Tyres Ltd	444,343
263,000	*	Canara Bank	985,167
114,000	*	Development Credit Bank Ltd	348,033
700,000		Federal Bank Ltd	933,792
260,000	*	Granules India Ltd	419,446
160,000		Gujarat Narmada Valley Fertilizers Co Ltd	721,218
155,000		IRB Infrastructure Developers Ltd	271,924
349,000	*	Karnataka Bank Ltd	636,401
229,000		KPIT Cummins Infosystems Ltd	308,298
229,000	*	KPIT Engineering Ltd	339,942
27,000	*	Mahanagar Gas Ltd	374,738
400,000		Manappuram General Finance & Leasing Ltd	678,792
29,001		Mphasis Ltd	404,401
67,000	*	Muthoot Finance Ltd	575,184
615,000	*	Nagarjuna Construction Co	877,502
42,000		Natco Pharma Ltd	329,403
35,000	*	NIIT Technologies Ltd	651,062
703,000	*	Power Finance Corp Ltd	1,168,863
261,000	*	PTC India Ltd	260,459
98,000	*	Rajesh Exports Ltd	950,536
15,585		Rhi Magnesita NV	1,010,037
150,000	*	Torrent Power Ltd	545,322
		TOTAL INDIA	13,665,885
122

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
INDONESIA - 0.4%
24,057,000	*	PT Panin Life Tbk	$682,751
21,242,000		PT Wijaya Karya	3,614,019
		TOTAL INDONESIA	4,296,770

IRELAND - 0.3%
111,000		Glanbia plc	2,040,517
435,000		Irish Residential Properties REIT plc	770,876
		TOTAL IRELAND	2,811,393

ISRAEL - 2.9%
94,000	*	Airport City Ltd	1,560,973
126,000	*	CyberArk Software Ltd	16,245,180
76,000		First International Bank Of Israel Ltd	1,909,947
1,134,000		Israel Discount Bank Ltd	4,426,770
75,000		Matrix IT Ltd	1,000,275
5,029,000	*	Oil Refineries Ltd	2,470,460
		TOTAL ISRAEL	27,613,605

ITALY - 3.8%
120,000		ACEA S.p.A.	2,182,251
578,000		Actelios S.p.A.	2,068,175
108,000		Amplifon S.p.A.	2,077,691
683,000		Banca Popolare dell’Emilia Romagna Scrl	3,283,784
52,000		Biesse S.p.A.	1,158,768
214,000		Cairo Communication S.p.A.	883,322
80,000		Cementir S.p.A.	580,939
127,000		ERG S.p.A.	2,346,102
624,000		Italgas S.p.A	3,897,817
678,000		Maire Tecnimont S.p.A	2,426,037
934,000		Saras S.p.A.	1,668,686
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	643,049
69,000	g	Technogym S.p.A	846,711
2,351,000		Unipol Gruppo Finanziario S.p.A	11,976,329
		TOTAL ITALY	36,039,661

JAPAN - 20.2%
54,000		Adastria Holdings Co Ltd	1,327,759
76,000		ADEKA Corp	1,141,784
33,000	e	Akatsuki, Inc	1,503,116
86,000		Arcs Co Ltd	1,743,446
28,000		Asahi Holdings, Inc	545,038
168,000		Bunka Shutter Co Ltd	1,239,402
116,000		Central Glass Co Ltd	2,710,925
9,000		Chori Co Ltd	134,364
25,000		Comture Corp	861,869
37,000		Daikyonishikawa Corp	373,176
52,000		Daishi Hokuetsu Financial Group, Inc	1,530,445
72,800		Daiwabo Co Ltd	3,725,597
162,000	e	DCM Japan Holdings Co Ltd	1,605,774
14,000		Digital Arts, Inc	1,208,845
97,000		Eagle Industry Co Ltd	1,111,566
11,000		Fukuda Corp	434,707
123

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
38,000		Giken Seisakusho Co, Inc	$1,191,419
51,000		G-Tekt Corp	727,568
647,000		GungHo Online Entertainment Inc	2,018,568
67,000	*,e	Gunosy, Inc	1,004,740
176,000		Hanwa Co Ltd	5,072,920
691,000		Haseko Corp	8,356,931
48,000		Heiwado Co Ltd	884,420
28,000		Hosokawa Micron Corp	1,321,865
10,000		Inaba Denki Sangyo Co Ltd	407,382
29,000		Inabata & Co Ltd	398,590
6,000		Invincible Investment Corp	3,036,070
238,000		Ishihara Sangyo Kaisha Ltd	2,674,903
127,000		Itochu Enex Co Ltd	1,039,876
9,800		Jaccs Co Ltd	170,272
48,000		Jafco Co Ltd	1,817,079
296,000		Japan Elevator Service Holdings Co Ltd	6,038,236
14,600		Japan Pulp & Paper Co Ltd	559,033
201,000		JVC KENWOOD Holdings, Inc	534,327
39,000		Kaken Pharmaceutical Co Ltd	1,670,615
137,000		Kandenko Co Ltd	1,154,951
187,800		Kanematsu Corp	2,084,457
124,000		Kasai Kogyo Co Ltd	1,028,980
30,000	e	Katitas Co Ltd	999,747
71,000		Konoike Transport Co Ltd	1,147,902
99,000		Koshidaka Holdings Co Ltd	1,388,282
68,200		Kumagai Gumi Co Ltd	2,001,104
36,000		Kureha CORP	2,155,060
319,000		Kyowa Exeo Corp	8,725,395
81,000		Maeda Corp	806,666
110,000		Maeda Road Construction Co Ltd	2,182,855
75,000		Maruha Nichiro Corp	2,383,598
8,000		Maruzen Showa Unyu Co Ltd	212,116
217,000		Marvelous, Inc	1,673,626
60,000		Mitsui Sugar Co Ltd	1,448,653
88,000		NET One Systems Co Ltd	2,284,821
95,000		Nichii Gakkan Co	1,164,914
84,000		Nichi-iko Pharmaceutical Co Ltd	1,006,840
87,000		Nippo Corp	1,768,813
77,000		Nippon Konpo Unyu Soko Co Ltd	1,817,040
425,000		Nippon Suisan Kaisha Ltd	2,981,992
92,200		Nishimatsu Construction Co Ltd	2,000,010
110,000		Nojima Corp	1,892,508
29,000		Open House Co Ltd	1,065,412
55,000		Paramount Bed Holdings Co Ltd	2,584,542
250,000		Pressance Corp	3,062,362
193,000		Raito Kogyo Co Ltd	2,491,957
151,000		Sanki Engineering Co Ltd	1,652,393
33,000		Sanyo Chemical Industries Ltd	1,670,252
269,000		Senko Co Ltd	2,163,480
123,000		Shinnihon Corp	1,057,400
247,000		Showa Corp	3,627,978
36,000		Sumitomo Densetsu Co Ltd	618,554
108,000		Sumitomo Forestry Co Ltd	1,485,841
124

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
349,200		Sumitomo Mitsui Construction C	$2,278,989
145,000		Sun Frontier Fudousan Co Ltd	1,483,520
49,000		Sushiro Global Holdings Ltd	3,207,854
39,000		Systena Corp	469,506
44,500		Taihei Dengyo Kaisha Ltd	981,441
733,000	e	Takara Leben Co Ltd	2,279,534
32,000		Takeuchi Manufacturing Co Ltd	606,829
69,000		Tamron Co Ltd	1,351,051
80,000		Toho Pharmaceutical Co Ltd	1,874,478
738,000		Tokyo Steel Manufacturing Co Ltd	6,320,102
200,000		Tomy Co Ltd	2,144,534
197,000		Tosei Corp	1,638,319
117,000		Towa Pharmaceutical Co Ltd	2,880,918
468,000		Toyo Construction Co Ltd	1,724,079
9,000		Trancom Co Ltd	523,498
19,000		TS Tech Co Ltd	570,618
149,000		Tsubaki Nakashima Co Ltd	2,784,156
77,000		UBE Industries Ltd	1,647,469
33,000		United Arrows Ltd	1,042,368
451,000	e	United Technology Holdings Co Ltd	13,007,824
281,000	e	UNITED, Inc	3,614,109
97,000		Unizo Holdings Co Ltd	1,719,632
111,000	*,e	UUUM, Inc	4,597,352
13,000		V Technology Co Ltd	1,747,499
50,000		Valor Co Ltd	1,219,716
47,000		VITAL KSK Holdings, Inc	448,460
87,000		Yorozu Corp	1,267,095
98,000		Yurtec Corp	691,575
58,000		Zenkoku Hosho Co Ltd	2,036,595
111,000	*	ZIGExN Co Ltd	579,469
		TOTAL JAPAN	192,651,717

JORDAN - 0.1%
44,000		Hikma Pharmaceuticals plc	1,015,343
		TOTAL JORDAN	1,015,343

KOREA, REPUBLIC OF - 5.0%
223,000		CJ Hellovision Co Ltd	1,652,172
142,000		Daeduck Electronics Co	1,289,110
41,000		Daewoong Co Ltd	760,690
202,000		Dongwon Development Co Ltd	822,230
810,000		Easy Bio, Inc	5,609,875
642,000		Eugene Corp	3,392,549
30,000		Global & Yuasa Battery Co Ltd	1,226,298
2,000		GS Home Shopping, Inc	293,403
51,000		Hansol Paper Co Ltd	652,836
71,000		Hyosung Corp	4,565,535
189,000		Jeil Holdings Co Ltd	2,173,340
54,000		Kyobo Securities Co	480,764
5,000		LG Fashion Corp	106,777
237,000	*	Lotte Non-Life Insurance Co Ltd	559,089
71,000		Meritz finance Holdings Co Ltd	803,704
174,000		Meritz Fire & Marine Insurance Co Ltd	3,545,093
125

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
36,000		NICE Holdings Co Ltd	$689,116
76,000		Poongsan Corp	1,812,627
6,000		Samchully Co Ltd	478,283
58,000		Samjin Pharmaceutical Co Ltd	1,943,659
78,000	*	Samsung Techwin Co Ltd	2,064,698
40,000		Seah Besteel Corp	672,798
18,371		SK Gas Co Ltd	1,349,255
928,000		SK Networks Co Ltd	4,656,559
39,000		SL Corp	811,603
129,000	*	Ssangyong Motor Co	584,101
1,000		Taekwang Industrial Co Ltd	1,283,226
292,000		Taeyoung Engineering & Construction	3,195,753
12,000		Unid Co Ltd	516,901
		TOTAL KOREA, REPUBLIC OF	47,992,044

MALAYSIA - 0.4%
118,500		Aeon Credit Service M BHD	467,310
1,207,000		Berjaya Auto BHD	700,641
1,048,662		Sunway BHD	423,860
4,261,000		Supermax Corp BHD	1,558,027
485,100		UOA Development BHD	265,165
		TOTAL MALAYSIA	3,415,003

MEXICO - 0.7%
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,418,998
963,000	g	Mexico Real Estate Management S.A. de C.V.	1,144,968
660,000		Regional SAB de C.V.	3,596,661
443,000		Unifin Financiera SAPI de C.V. SOFOM ENR	993,830
		TOTAL MEXICO	7,154,457

NETHERLANDS - 1.5%
70,000	e	Advanced Metallurgical Group NV	2,128,214
220,000		ASR Nederland NV	9,788,689
328,000	*	TomTom NV	2,835,212
		TOTAL NETHERLANDS	14,752,115

NEW ZEALAND - 0.2%
569,882		Genesis Energy Ltd	1,163,096
404,000		Infratil Ltd	1,170,931
		TOTAL NEW ZEALAND	2,334,027

NORWAY - 2.0%
21,000		Aker ASA (A Shares)	1,438,842
145,000	g	Entra ASA	2,104,609
440,000	g	Europris ASA	1,374,999
127,000		Golden Ocean Group Ltd	788,359
584,000	*	Petroleum Geo-Services ASA	1,296,364
65,000		Salmar ASA	2,956,509
221,000		SpareBank SR-Bank ASA	2,555,252
151,000		Sparebanken Midt-Norge	1,638,060
130,000		Sparebanken Nord-Norge	990,808
277,000		Storebrand ASA	2,341,014
126

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
46,000		TGS Nopec Geophysical Co ASA	$1,202,841
		TOTAL NORWAY	18,687,657

PAKISTAN - 0.1%
1,998,000		Engro Fertilizers Ltd	980,862
		TOTAL PAKISTAN	980,862

PHILIPPINES - 0.1%
1,824,000		First Gen Corp	774,386
		TOTAL PHILIPPINES	774,386

POLAND - 0.2%
77,000		Asseco Poland S.A.	1,069,340
69,000		Ciech S.A.	865,166
		TOTAL POLAND	1,934,506

PORTUGAL - 0.6%
166,000		Altri SGPS S.A.	1,301,489
641,000	*	Mota Engil SGPS S.A.	1,708,791
2,309,000		Sonae SPGS S.A.	2,576,089
		TOTAL PORTUGAL	5,586,369

QATAR - 0.2%
300,000	*	Qatar Gas Transport Co Ltd	1,763,577
		TOTAL QATAR	1,763,577

SINGAPORE - 0.1%
67,000		China Yuchai International Ltd	1,115,550
		TOTAL SINGAPORE	1,115,550

SOUTH AFRICA - 1.9%
461,000		African Rainbow Minerals Ltd	5,491,382
72,000		Barloworld Ltd	643,138
524,000	*	DataTec Ltd	1,196,354
300,000	*	Impala Platinum Holdings Ltd	1,206,508
9,112,000	*	Sibanye Gold Ltd	8,578,751
587,239		Vukile Property Fund Ltd	843,604
		TOTAL SOUTH AFRICA	17,959,737

SPAIN - 2.2%
50,000	e	Acciona S.A.	5,799,040
50,000		Applus Services S.A.	628,345
72,000		Cie Automotive S.A.	2,012,209
27,000		Construcciones y Auxiliar de Ferrocarriles S.A.	1,273,369
79,000	g	Euskaltel S.A.	742,522
170,247	*,g	Global Dominion Access S.A.	910,241
150,000		Laboratorios Almirall S.A.	2,420,576
905,000	e	Mediaset Espana Comunicacion S.A.	7,018,374
		TOTAL SPAIN	20,804,676

SWEDEN - 3.2%
26,000		Biogaia AB (B Shares)	1,261,275
127

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
138,000		Biotage AB	$1,872,736
96,000		Castellum AB	1,726,026
44,000	*	Fastighets AB Balder	1,391,848
214,000		Getinge AB (B Shares)	3,015,087
111,000		Granges AB	1,205,180
152,000		Hemfosa Fastigheter AB	1,257,858
56,000		Humana AB	353,791
277,000	e	Intrum Justitia AB	7,053,623
1,426,000		Klovern AB (B Shares)	1,929,954
116,000		Lindab International AB	1,308,476
135,000		New Wave Group AB (B Shares)	972,219
324,000	g	Nobina AB	2,080,298
152,000	*	Nyfosa AB	904,271
572,000	*	SAS AB	1,043,232
54,000		SkiStar AB	652,743
218,000		Wihlborgs Fastigheter AB	2,900,413
		TOTAL SWEDEN	30,929,030

SWITZERLAND - 1.8%
5,000		Allreal Holding AG.	797,864
45,000		Cembra Money Bank AG.	4,179,213
1,000		Emmi AG.	882,249
54,000	g	Galenica AG.	2,755,124
43,000		Logitech International S.A.	1,684,996
190,000		OC Oerlikon Corp AG.	2,483,131
39,000		PSP Swiss Property AG.	3,979,477
19,000		Zehnder Group AG.	654,081
		TOTAL SWITZERLAND	17,416,135

TAIWAN - 5.5%
1,315,000		Arcadyan Technology Corp	3,646,999
3,135,000		Benq Corp	1,996,730
1,491,000		Cheng Loong Corp	953,595
2,114,025		China Manmade Fibers Corp	666,275
833,000	*	China Motor Corp	748,033
2,053,000		Chipbond Technology Corp	4,659,081
5,935,000	*	Chung Hung Steel Corp	2,364,764
781,000		Continental Engineering Corp	389,427
400,000		Huaku Development Co Ltd	1,011,564
376,000		ITEQ Corp	1,241,693
1,399,242		Mitac Holdings Corp	1,450,848
1,037,000		Nan Ya Printed Circuit Board Corp	1,561,598
2,772,000		Radiant Opto-Electronics Corp	9,368,637
86,000		Senao International Co Ltd	99,078
2,627,000		Shinkong Synthetic Fibers Corp	1,156,107
341,000		Simplo Technology Co Ltd	2,896,079
1,014,000		Supreme Electronics Co Ltd	1,012,456
545,000		Systex Corp	1,198,280
1,129,000		Taiwan Styrene Monomer	914,846
707,000		Tripod Technology Corp	2,270,027
11,057,000		Unimicron Technology Corp	12,358,312
1,414,944		USI Corp	543,106
112,000		Zeng Hsing Industrial Co Ltd	546,394
		TOTAL TAIWAN	53,053,929
128

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
THAILAND - 0.6%
1,100,000		Com7 PCL (Foreign)	$679,742
2,282,000		Thanachart Capital PCL	3,788,442
347,000		Tisco Bank PCL	910,977
		TOTAL THAILAND	5,379,161

TURKEY - 0.5%
1,154,000		Tekfen Holding AS	5,154,421
		TOTAL TURKEY	5,154,421

UKRAINE - 0.5%
1,690,000		Ferrexpo plc	4,578,138
		TOTAL UKRAINE	4,578,138

UNITED KINGDOM - 13.8%
240,000		Advanced Medical Solutions Group plc	1,032,768
55,000		Bellway plc	2,233,409
278,000		Brewin Dolphin Holdings plc	1,189,274
841,000		Britvic plc	10,039,797
2,101,000		Cineworld Group plc	8,718,523
147,000		Close Brothers Group plc	2,980,407
327,000		Dart Group plc	3,977,509
72,000		Dechra Pharmaceuticals plc	2,502,401
93,000		Derwent London plc	3,849,075
178,000	*	Dialog Semiconductor plc	6,924,943
794,000		Drax Group plc	3,536,285
558,000		Dunelm Group plc	6,221,255
1,245,000	*	Enterprise Inns plc	3,461,260
54,000		Fevertree Drinks plc	2,220,298
323,000	g	Forterra plc	1,315,101
276,000		Greggs plc	6,481,821
81,000		Halma plc	1,905,903
146,000		HomeServe plc	2,069,292
409,000		Howden Joinery Group plc	2,716,124
909,000	g	Ibstock plc	3,098,160
149,000	*	Just Eat plc	1,362,160
416,000		National Express Group plc	2,229,528
107,000	*	Ocado Ltd	1,904,852
319,000	g	On the Beach Group plc	1,903,484
442,000		Pennon Group plc	4,314,692
221,000		QinetiQ plc	870,614
382,857		Redrow plc	3,081,716
356,000		Rentokil Initial plc	1,814,250
567,000		RPC Group plc	5,843,992
402,000		Safestore Holdings plc	3,375,900
485,000		Saga plc	372,507
265,000		Softcat plc	3,141,138
20,000		Spirax-Sarco Engineering plc	2,156,353
480,337		SSP Group PLC	4,365,984
781,000		Tate & Lyle plc	7,827,790
1,840,347		Tritax Big Box REIT plc	3,569,597
129

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE
392,000		Unite Group plc	$4,818,040
95,000		WH Smith plc	2,541,652
		TOTAL UNITED KINGDOM	131,967,854

UNITED STATES - 0.5%
61,000		BRP, Inc (Toronto)	1,895,977
109,000		Burford Capital Ltd	2,332,265
6,000	e	iShares MSCI EAFE Small-Cap ETF	355,860
2,500		iShares MSCI Emerging Markets Small-Cap ETF	112,775
100,000		Sims Group Ltd	728,381
		TOTAL UNITED STATES	5,425,258

		TOTAL COMMON STOCKS	936,411,430
		(Cost $915,170,324)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD	21,754
		TOTAL MALAYSIA	21,754

		TOTAL RIGHTS / WARRANTS	21,754
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 1.1%
$10,500,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	10,500,000
		TOTAL GOVERNMENT AGENCY DEBT			10,500,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.4%
42,527,170	c	State Street Navigator Securities Lending Government Money Market Portfolio			42,527,170
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			42,527,170

		TOTAL SHORT-TERM INVESTMENTS			53,027,170
		(Cost $53,027,170)

		TOTAL INVESTMENTS - 103.4%			989,460,354
		(Cost $968,197,494)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%			(33,382,595)
		NET ASSETS - 100.0%			$956,077,759

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
130

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,626,396.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $28,100,974 or 2.9% of net assets.
131

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$178,209,197	18.5%
INFORMATION TECHNOLOGY	111,650,740	11.7
CONSUMER DISCRETIONARY	108,520,996	11.4
REAL ESTATE	102,559,103	10.7
MATERIALS	100,456,933	10.5
FINANCIALS	97,623,878	10.2
HEALTH CARE	59,917,263	6.3
CONSUMER STAPLES	57,989,168	6.1
COMMUNICATION SERVICES	50,081,510	5.2
UTILITIES	38,917,075	4.1
ENERGY	30,507,321	3.2
SHORT-TERM INVESTMENTS	53,027,170	5.5
OTHER ASSETS & LIABILITIES, NET	(33,382,595)	(3.4)

NET ASSETS	$956,077,759	100.0%
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.7%

AUSTRALIA - 7.7%
155,563		Alumina Ltd	$246,160
15,574		Amcor Ltd	176,046
87,526		AMP Ltd	140,298
31,951		APA Group (ASE)	216,889
15,433		AusNet Services	19,322
42,725		Australia & New Zealand Banking Group Ltd	819,661
1,358		Australian Stock Exchange Ltd	71,347
3,456		Bendigo Bank Ltd	25,102
21,967		BlueScope Steel Ltd	208,748
19,513		Boral Ltd	66,805
20,841		Brambles Ltd	177,100
8,425		Caltex Australia Ltd	161,552
15,230		Coca-Cola Amatil Ltd	94,473
528		Cochlear Ltd	69,794
16,036	*	Coles Group Ltd	142,579
25,571		Commonwealth Bank of Australia	1,343,890
7,280		Computershare Ltd	91,584
6,260		CSL Ltd	878,039
714		Dexus Property Group	6,304
92,600		Fortescue Metals Group Ltd	467,927
1,343		GPT Group (ASE)	5,432
21,795		Insurance Australia Group Ltd	121,103
12,102		Lend Lease Corp Ltd	113,485
15,530		Macquarie Goodman Group	144,516
5,847		Macquarie Group Ltd	555,664
8,807		Mirvac Group	17,631
52,198		National Australia Bank Ltd	931,997
31,744		Newcrest Mining Ltd	560,765
1,895		Orica Ltd	24,846
10,912		QR National Ltd	36,615
2,828		Ramsay Health Care Ltd	130,235
19,893		Santos Ltd	100,671
49,743		Scentre Group	134,182
2,888		Seek Ltd	37,094
7,423		Sonic Healthcare Ltd	134,237
13,104		Stockland Trust Group	34,885
18,073		Sydney Airport	97,145
76,149		Telstra Corp Ltd	181,375
55,015		Transurban Group (ASE)	520,961
13,912		Wesfarmers Ltd	353,118
53,780		Westpac Banking Corp	1,044,752
12,618		Woodside Petroleum Ltd	314,563
16,271		Woolworths Ltd	365,325
9,666		WorleyParsons Ltd	97,402
		TOTAL AUSTRALIA	11,481,619
133

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
AUSTRIA - 0.5%
9,359		OMV AG.	$502,009
7,130		Voestalpine AG.	229,401
		TOTAL AUSTRIA	731,410

BELGIUM - 0.8%
7,268		KBC Groep NV	539,546
1,996		Solvay S.A.	240,669
4,172		UCB S.A.	331,586
3,583	e	Umicore S.A.	139,048
		TOTAL BELGIUM	1,250,849

DENMARK - 1.7%
1,837		Christian Hansen Holding	187,707
2,128		Coloplast AS	229,870
864	*	Genmab AS	143,431
2,230		H Lundbeck AS	94,013
1,462		ISS A.S.	45,529
23,704		Novo Nordisk AS	1,161,366
1,687		Novozymes AS	78,741
3,789	g	Orsted AS	290,082
1,872		Pandora AS	78,522
798		Tryg A.S.	24,423
2,450		Vestas Wind Systems AS	221,685
		TOTAL DENMARK	2,555,369

FINLAND - 0.8%
2,130		Metso Oyj	79,699
15,348		Neste Oil Oyj	507,292
1,105		Nokian Renkaat Oyj	37,039
1,887		Orion Oyj (Class B)	62,921
10,460		Stora Enso Oyj (R Shares)	130,264
9,430		UPM-Kymmene Oyj	266,254
7,768		Wartsila Oyj (B Shares)	124,385
		TOTAL FINLAND	1,207,854

FRANCE - 10.4%
5,483		Accor S.A.	230,984
927		Aeroports de Paris	188,842
6,262		Air Liquide	833,045
2,129		Atos Origin S.A.	219,523
29,245	e	AXA S.A.	779,863
5,633	e	Bouygues S.A.	212,039
3,561		Cap Gemini S.A.	432,142
3,413	e	Casino Guichard Perrachon S.A.	139,723
10,088		CNP Assurances	238,286
10,231		Compagnie de Saint-Gobain	419,471
11,882		Danone	960,600
1,767		Eiffage S.A.	184,495
4,223	*	Essilor International S.A.	514,524
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
1,366		Eurazeo	$107,210
999		Gecina S.A.	149,264
8,217		Groupe Eurotunnel S.A.	132,260
2,137		Imerys S.A.	113,803
2,507		JC Decaux S.A.	82,106
1,059		Kering	626,668
4,845		Legrand S.A.	356,364
4,254	e	L’Oreal S.A.	1,170,073
2,979		Michelin (C.G.D.E.) (Class B)	385,216
60,061		Natixis	353,924
30,045		Orange S. A.	469,560
12,629		Peugeot S.A.	331,118
7,964		Renault S.A.	543,355
9,655		Rexel S.A.	129,801
16,961	e	Sanofi-Aventis	1,479,835
9,092		Schneider Electric S.A.	769,510
760		SEB S.A.	139,241
210		Societe BIC S.A.	18,091
1,147	*	Teleperformance	220,500
33,338		Total S.A.	1,853,285
863		Unibail-Rodamco-Westfield	148,337
1,187		Unibail-Rodamco-Westfield (Paris)	204,028
5,836		Valeo S.A.	212,271
1,139		Wendel	157,763
		TOTAL FRANCE	15,507,120

GERMANY - 9.3%
2,247		Adidas-Salomon AG.	578,800
6,287		Allianz AG.	1,519,657
14,548		BASF SE	1,187,713
8,919		Bayerische Motoren Werke AG.	760,866
2,154		Beiersdorf AG.	235,692
3,628		Brenntag AG.	195,564
57,795	*	Commerzbank AG.	520,929
2,829		Deutsche Boerse AG.	378,018
16,633	*	Deutsche Post AG.	578,170
7,622		Deutsche Wohnen AG.	343,336
2,094		Fraport AG. Frankfurt Airport Services Worldwide	174,315
4,384		HeidelbergCement AG.	354,754
5,574		Henkel KGaA	531,530
3,803		Henkel KGaA (Preference)	384,914
1,097		Hochtief AG.	164,011
774		Hugo Boss AG.	54,083
5,049		Merck KGaA	538,176
5,504		Metro Wholesale & Food Specialist AG.	93,521
2,351		MTU Aero Engines Holding AG.	554,671
2,329	*	Muenchener Rueckver AG.	579,581
2,958		Osram Licht AG.	101,740
6,295		ProSiebenSat. Media AG.	99,515
172		Puma AG. Rudolf Dassler Sport	106,393
13,867		SAP AG.	1,787,571
1,051		Sartorius AG.	192,968
11,740		Siemens AG.	1,407,652
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
27,426		TUI AG. (DI)	$305,401
3,339	*,g	Zalando SE	157,066
		TOTAL GERMANY	13,886,607

HONG KONG - 4.6%
132,017		BOC Hong Kong Holdings Ltd	591,728
128,893		Hang Lung Properties Ltd	303,379
24,381		Hang Seng Bank Ltd	640,577
240,485		HKT Trust and HKT Ltd	372,769
277,269		Hong Kong & China Gas Ltd	661,913
74,744		Hong Kong Electric Holdings Ltd	521,352
24,831		Hong Kong Exchanges and Clearing Ltd	862,599
39,056		Hysan Development Co Ltd	218,898
58,330		Link REIT	681,525
87,731		MTR Corp	522,651
264,093		PCCW Ltd	159,243
78,058		Shangri-La Asia Ltd	110,669
31,468		Swire Pacific Ltd (Class A)	398,494
74,400		Swire Properties Ltd	302,757
71,284		Techtronic Industries Co	515,847
		TOTAL HONG KONG	6,864,401

IRELAND - 0.5%
13,620		CRH plc	458,186
2,872		Kerry Group plc (Class A)	321,480
		TOTAL IRELAND	779,666

ISRAEL - 0.6%
56,391		Bank Hapoalim Ltd	415,140
47,972		Bank Leumi Le-Israel	328,509
8,351		Mizrahi Tefahot Bank Ltd	180,775
		TOTAL ISRAEL	924,424

ITALY - 1.8%
21,102		Assicurazioni Generali S.p.A.	409,422
325,243		Banca Intesa S.p.A.	852,142
136,292		Enel S.p.A.	863,023
80,859		Snam Rete Gas S.p.A.	411,644
21,620		Terna Rete Elettrica Nazionale S.p.A.	129,702
		TOTAL ITALY	2,665,933

JAPAN - 23.3%
13,100		Aeon Co Ltd	242,174
3,024		AEON Financial Service Co Ltd	62,783
11,800		Ajinomoto Co, Inc	190,918
6,537		Alfresa Holdings Corp	182,408
2,214		All Nippon Airways Co Ltd	77,483
24,300		Asahi Kasei Corp	250,445
2,800		Asics Corp	34,495
40,200	h	Astellas Pharma, Inc	544,464
2,700		Benesse Holdings Inc	74,649
9,717		Bridgestone Corp	385,477
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
1,200		Calbee, Inc	$33,228
2,900		Casio Computer Co Ltd	36,529
2,581		Central Japan Railway Co	555,017
26,856	h	Chubu Electric Power Co, Inc	390,528
6,355	h	Chugai Pharmaceutical Co Ltd	403,011
2,000		CyberAgent, Inc	80,169
4,427		Dai Nippon Printing Co Ltd	105,088
1,800		Daifuku Co Ltd	110,737
3,775		Daikin Industries Ltd	480,631
10,449		Daiwa House Industry Co Ltd	292,880
7,859		Denso Corp	343,399
5,432		East Japan Railway Co	511,922
6,148	h	Eisai Co Ltd	358,002
6,000		FamilyMart Co Ltd	159,999
700		Fast Retailing Co Ltd	405,013
3,972		Fujitsu Ltd	291,603
6,616		Hankyu Hanshin Holdings, Inc	247,353
6,011		Hino Motors Ltd	56,987
3,200		Hitachi Chemical Co Ltd	85,350
5,200		Hitachi Construction Machinery Co Ltd	139,639
2,300		Hitachi High-Technologies Corp	102,515
13,363	h	Hitachi Metals Ltd	154,460
31,661	h	Honda Motor Co Ltd	883,434
4,741		Hulic Co Ltd	40,901
53,650	h	Inpex Holdings, Inc	521,951
3,000		J Front Retailing Co Ltd	36,657
9,800		Kajima Corp	145,453
1,100		Kaneka Corp	42,476
2,300		Kansai Paint Co Ltd	43,853
6,900		Kao Corp	532,662
8,500		Kawasaki Heavy Industries Ltd	198,585
24,296		KDDI Corp	559,963
1,100		Keio Corp	66,417
1,273		Keyence Corp	795,362
3,700		Kikkoman Corp	172,291
865		Kintetsu Corp	38,448
17,200		Komatsu Ltd	444,283
8,900		Konica Minolta Holdings, Inc	89,371
17,172		Kubota Corp	261,448
3,300		Kuraray Co Ltd	44,338
6,200		Kyocera Corp	402,904
9,221		Kyowa Hakko Kogyo Co Ltd	179,379
6,810		Kyushu Electric Power Co, Inc	65,949
2,400		Kyushu Railway Co	78,202
800		Lawson, Inc	37,352
3,100		Lion Corp	63,811
1,000		Marui Co Ltd	20,341
34,679		Mitsubishi Chemical Holdings Corp	247,249
29,479	h	Mitsubishi Corp	812,078
18,626		Mitsubishi Estate Co Ltd	314,965
18,500		Mitsubishi UFJ Lease & Finance Co Ltd	94,330
32,620		Mitsui & Co Ltd	527,615
3,900		Mitsui Chemicals, Inc	95,869
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
13,100		Mitsui Fudosan Co Ltd	$303,421
12,200		Mitsui Trust Holdings, Inc	425,672
7,400		Murata Manufacturing Co Ltd	371,581
3,200		Nabtesco Corp	98,124
6,901		NEC Corp	233,068
5,600		NGK Insulators Ltd	83,181
4,000		NGK Spark Plug Co Ltd	77,992
8,800		Nikon Corp	122,723
2,204	h	Nintendo Co Ltd	759,092
1,800		Nippon Express Co Ltd	98,988
31,454	h	Nippon Steel Corp	562,611
7,600		Nippon Yusen Kabushiki Kaisha	129,868
5,736		Nisshin Seifun Group, Inc	133,751
2,413		Nissin Food Products Co Ltd	159,696
1,162		Nitori Co Ltd	138,630
3,000		Nitto Denko Corp	162,202
5,200		NKSJ Holdings, Inc	196,264
2,500		Nomura Real Estate Holdings, Inc	53,163
3,300		Nomura Research Institute Ltd	161,531
33,512	h	NTT DoCoMo, Inc	727,732
10,585		Obayashi Corp	104,057
2,121		Odakyu Electric Railway Co Ltd	49,960
4,200		Omron Corp	225,599
3,882		Oriental Land Co Ltd	429,384
12,200		Osaka Gas Co Ltd	225,687
3,500		Otsuka Corp	137,666
41,806		Panasonic Corp	384,958
20,770	h	Rakuten, Inc	232,365
16,829		Recruit Holdings Co Ltd	506,786
58,100		Resona Holdings, Inc	246,642
123		Rinnai Corp	8,298
9,000		Santen Pharmaceutical Co Ltd	137,481
3,401		Secom Co Ltd	286,131
6,224		Sekisui Chemical Co Ltd	99,917
9,863		Sekisui House Ltd	159,024
12,608		Sharp Corp	140,648
4,700		Shimadzu Corp	126,069
10,568		Shimizu Corp	90,518
5,100		Shin-Etsu Chemical Co Ltd	483,095
5,900		Shionogi & Co Ltd	344,637
5,200		Shiseido Co Ltd	409,022
3,200		Showa Denko KK	109,248
12,640	h	Softbank Group Corp	1,340,236
400		Sohgo Security Services Co Ltd	17,873
19,715	h	Sony Corp	993,007
1,314		Stanley Electric Co Ltd	35,627
42,800		Sumitomo Chemical Co Ltd	213,529
9,908	h	Sumitomo Dainippon Pharma Co Ltd	218,898
14,471	h	Sumitomo Metal Mining Co Ltd	455,169
25,396	h	Sumitomo Mitsui Financial Group, Inc	923,048
4,745		Sumitomo Rubber Industries, Inc	58,346
7,000	h	Suntory Beverage & Food Ltd	309,534
3,600		Sysmex Corp	206,287
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
7,700		T&D Holdings, Inc	$83,399
2,900		Teijin Ltd	49,886
4,300		THK Co Ltd	113,708
1,100		Toho Gas Co Ltd	45,353
8,526		Tokio Marine Holdings, Inc	431,972
2,600		Tokyo Electron Ltd	412,707
7,200		Tokyo Gas Co Ltd	183,183
7,700		Tokyu Corp	125,707
26,100		Toray Industries, Inc	178,604
1,824		Toto Ltd	77,315
1,700		Toyo Suisan Kaisha Ltd	64,913
1,114		Toyoda Gosei Co Ltd	23,191
30,395	h	Toyota Motor Corp	1,881,768
7,600		Uni-Charm Corp	250,814
4,169		USS Co Ltd	80,027
2,200		West Japan Railway Co	163,622
2,800		Yakult Honsha Co Ltd	191,172
13,800		Yamada Denki Co Ltd	65,418
2,470		Yamaha Corp	128,248
7,200		Yamazaki Baking Co Ltd	107,260
4,486		Yaskawa Electric Corp	167,004
2,898		Yokogawa Electric Corp	60,687
		TOTAL JAPAN	34,841,287

LUXEMBOURG - 0.3%
7,104		SES Global S.A.	120,872
21,995		Tenaris S.A.	304,891
		TOTAL LUXEMBOURG	425,763

NETHERLANDS - 2.8%
44,792		Aegon NV	233,821
3,491		Akzo Nobel NV	296,615
5,694		ASML Holding NV	1,188,968
4,411		DSM NV	504,493
75,064	e	ING Groep NV	957,819
17,607		Koninklijke Philips Electronics NV	756,110
1,766		Koninklijke Vopak NV	78,857
2,186		Randstad Holdings NV	125,020
		TOTAL NETHERLANDS	4,141,703

NEW ZEALAND - 0.3%
16,130		Auckland International Airport Ltd	85,871
5,669		Fisher & Paykel Healthcare Corp	59,971
18,282		Fletcher Building Ltd	62,987
43,147		Meridian Energy Ltd	117,204
12,999		Ryman Healthcare Ltd	105,563
28,106		Telecom Corp of New Zealand Ltd	68,963
		TOTAL NEW ZEALAND	500,559

NORWAY - 1.5%
3,380		Aker BP ASA	111,565
85,466		Norsk Hydro ASA	368,109
22,874	e	Orkla ASA	179,527
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
12,542		PAN Fish ASA	$272,105
4,269		Schibsted ASA (B Shares)	102,130
31,447		Statoil ASA	701,005
14,294		Telenor ASA	287,336
		TOTAL NORWAY	2,021,777

PORTUGAL - 0.4%
29,601		Energias de Portugal S.A.	112,326
30,867		Galp Energia SGPS S.A.	517,524
2,279		Jeronimo Martins SGPS S.A.	37,115
		TOTAL PORTUGAL	666,965

SINGAPORE - 2.3%
37,160		Ascendas REIT	82,085
34,400		CapitaCommercial Trust	49,147
159,523		CapitaLand Ltd	414,538
52,700		CapitaMall Trust	93,837
26,000		City Developments Ltd	171,137
40,191		DBS Group Holdings Ltd	835,789
6,146		Jardine Cycle & Carriage Ltd	160,597
90,500		Keppel Corp Ltd	450,998
34,318		Singapore Airlines Ltd	244,527
83,900		Singapore Press Holdings Ltd	155,064
214,525		Singapore Telecommunications Ltd	495,769
32,100		UOL Group Ltd	179,158
		TOTAL SINGAPORE	3,332,646

SOUTH AFRICA - 0.1%
29,884		Investec plc	189,659
		TOTAL SOUTH AFRICA	189,659

SPAIN - 3.4%
9,871		Amadeus IT Holding S.A.	786,686
141,850		Banco Bilbao Vizcaya Argentaria S.A.	862,568
16,854		Bankinter S.A.	134,717
123,744		CaixaBank S.A.	394,433
5,020		Enagas	143,197
13,694		Ferrovial S.A.	337,689
12,435		Gas Natural SDG S.A.	354,003
99,523		Iberdrola S.A.	904,404
15,934		Industria De Diseno Textil S.A.	482,459
1,014		Red Electrica Corp S.A.	21,044
40,755		Repsol YPF S.A.	691,559
		TOTAL SPAIN	5,112,759

SWEDEN - 3.5%
13,853		Assa Abloy AB	296,143
11,830		Atlas Copco AB (A Shares)	369,265
8,858	e	Atlas Copco AB (B Shares)	252,295
17,054	e	Boliden AB	507,526
3,728		Electrolux AB (Series B)	91,367
10,809		Essity AB	320,497
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
13,379		Hennes & Mauritz AB (B Shares)	$233,449
2,372	e	Husqvarna AB (B Shares)	21,657
2,585		ICA Gruppen AB	93,496
5,764		Investment AB Kinnevik (B Shares)	167,971
10,878		Investor AB (B Shares)	518,790
6,033		Lundin Petroleum AB	196,472
46,032		Skandinaviska Enskilda Banken AB (Class A)	439,495
3,114		Skanska AB (B Shares)	54,228
6,548		SKF AB (B Shares)	121,544
36,781		Svenska Handelsbanken AB	401,762
28,507		Swedbank AB (A Shares)	465,782
7,200		Tele2 AB (B Shares)	96,189
34,057		TeliaSonera AB	145,101
29,866		Volvo AB (B Shares)	478,645
		TOTAL SWEDEN	5,271,674

SWITZERLAND - 9.0%
31,594	*	ABB Ltd	649,848
3,348		Adecco S.A.	192,353
137		Barry Callebaut AG.	251,196
5,996		Clariant AG.	123,364
12,720		Coca-Cola HBC AG.	455,570
184		Givaudan S.A.	476,432
1,245		Kuehne & Nagel International AG.	180,967
2,108		Lonza Group AG.	651,012
36,911		Nestle S.A.	3,553,703
1,201		Phonak Holding AG.	242,580
9,077		Roche Holding AG.	2,395,087
120		SGS S.A.	316,626
2,451		Sika AG.	375,547
30,461		STMicroelectronics NV	559,408
6,719		Swiss Re Ltd	646,891
405	e	Swisscom AG.	188,711
73,077		UBS AG.	979,923
2,012		Vifor Pharma AG.	262,745
2,941		Zurich Financial Services AG.	937,496
		TOTAL SWITZERLAND	13,439,459

UNITED KINGDOM - 12.7%
23,977		3i Group plc	335,496
16,640		Associated British Foods plc	555,816
36,873		AstraZeneca plc (ADR)	1,388,637
119,177		Aviva plc	669,313
28,024		Barratt Developments plc	220,460
2,472		Berkeley Group Holdings plc	121,268
32,085		British Land Co plc	248,937
139,615		BT Group plc	416,613
6,535		Burberry Group plc	172,243
35,353		CNH Industrial NV	384,354
10,463		Coca-Cola European Partners plc (Class A)	560,712
31,152		Compass Group plc	708,828
85,608	g	ConvaTec Group plc	155,052
3,843		Croda International plc	260,339
141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
3,102		DCC plc	$277,661
4,188		easyJet plc	63,456
37,508		Hammerson plc	157,810
34,076		Informa plc	346,486
6,427		InterContinental Hotels Group plc	416,278
3,853		Intertek Group plc	269,493
66,077		ITV plc	117,989
109,558		J Sainsbury plc	318,292
36,355		John Wood Group plc	222,883
4,736		Johnson Matthey plc	206,605
53,164		Kingfisher plc	183,319
161,937		Legal & General Group plc	588,889
6,242		London Stock Exchange Group plc	409,246
47,347		Marks & Spencer Group plc	176,617
48,320		Meggitt plc	343,837
25,836	g	Merlin Entertainments plc	123,550
8,580		Mondi plc	188,548
74,844		National Grid plc	819,986
1,987		Next plc	149,609
14,331		Pearson plc	155,246
43,050		Prudential plc	978,155
3,475		RELX plc	79,621
28,623		RELX plc (London)	657,631
35,331		RSA Insurance Group plc	250,465
6,186		Schroders plc	256,020
22,899		Scottish & Southern Energy plc	342,629
28,900		Segro plc	256,071
79,668		Standard Chartered plc	728,418
71,119		Standard Life Aberdeen plc	259,123
78,386		Taylor Wimpey plc	185,838
23,138	e	Unilever NV	1,399,955
24,107		United Utilities Group plc	261,513
51,569	d	Vodafone Group plc (ADR)	955,058
3,896		Whitbread plc	226,822
75,992		WM Morrison Supermarkets plc	214,193
28,557		WPP plc	356,328
		TOTAL UNITED KINGDOM	19,141,708

UNITED STATES - 0.4%
4,861		Ferguson plc	345,937
6,716	*	QIAGEN NV (Turquoise)	260,049
		TOTAL UNITED STATES	605,986

		TOTAL COMMON STOCKS	147,547,197
		(Cost $143,545,173)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 7.3%

GOVERNMENT AGENCY DEBT - 3.3%
$4,850,000	Federal Home Loan Bank (FHLB)	2.350%	05/01/19	4,850,000
	TOTAL GOVERNMENT AGENCY DEBT			4,850,000
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.0%
6,014,713	c	State Street Navigator Securities Lending Government Money Market Portfolio	$6,014,713
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,014,713

		TOTAL SHORT-TERM INVESTMENTS	10,864,713
		(Cost $10,864,713)

		TOTAL INVESTMENTS - 106.0%	158,411,910
		(Cost $154,409,886)
		OTHER ASSETS & LIABILITIES, NET - (6.0)%	(8,965,809)
		NET ASSETS - 100.0%	$149,446,101

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,745,874.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $725,750 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

Futures contracts outstanding as of April 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	11	06/21/19	$1,050,255	$1,054,350	$4,095

143

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$29,640,056	19.7%
INDUSTRIALS	21,051,593	14.1
CONSUMER DISCRETIONARY	16,995,107	11.4
CONSUMER STAPLES	15,710,684	10.5
HEALTH CARE	14,297,845	9.6
MATERIALS	12,519,831	8.4
COMMUNICATION SERVICES	8,839,615	5.9
INFORMATION TECHNOLOGY	8,643,549	5.8
ENERGY	7,438,322	5.0
UTILITIES	6,546,092	4.4
REAL ESTATE	5,864,503	3.9
SHORT-TERM INVESTMENTS	10,864,713	7.3
OTHER ASSETS & LIABILITIES, NET	(8,965,809)	(6.0)

NET ASSETS	$149,446,101	100.0%

144

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
81,377		Adient plc	$1,879,809
64,553	*	American Axle & Manufacturing Holdings, Inc	952,157
175,790		Aptiv plc	15,065,203
132,692		BorgWarner, Inc	5,542,545
30,278		Cooper Tire & Rubber Co	904,101
21,867	*	Cooper-Standard Holding, Inc	1,108,001
102,449		Dana Holding Corp	1,997,755
21,558	*	Dorman Products, Inc	1,889,990
2,730,497		Ford Motor Co	28,533,694
32,053	*	Fox Factory Holding Corp	2,487,313
82,337	*,e	Garrett Motion, Inc	1,547,936
904,813		General Motors Co	35,242,466
186,983		Gentex Corp	4,306,218
33,579	*	Gentherm, Inc	1,422,406
145,260		Goodyear Tire & Rubber Co	2,790,445
100,636		Harley-Davidson, Inc	3,746,678
19,616		LCI Industries, Inc	1,723,266
42,756		Lear Corp	6,114,108
28,052	*	Modine Manufacturing Co	414,889
11,927	*	Motorcar Parts of America, Inc	246,412
8,173	*	Shiloh Industries, Inc	46,750
19,417		Spartan Motors, Inc	180,578
11,685		Standard Motor Products, Inc	583,899
30,894	*	Stoneridge, Inc	970,998
13,855		Superior Industries International, Inc	68,582
48,457		Tenneco, Inc	1,062,177
96,348	*,e	Tesla, Inc	22,997,304
37,172		Thor Industries, Inc	2,448,520
12,151		Tower International, Inc	283,604
17,990	*	Visteon Corp	1,187,700
38,832		Winnebago Industries, Inc	1,373,488
		TOTAL AUTOMOBILES & COMPONENTS	149,118,992

BANKS - 6.0%
9,053		1st Source Corp	423,952
2,914		ACNB Corp	110,353
6,304	*	Allegiance Bancshares, Inc	217,929
4,388		American National Bankshares, Inc	165,954
32,756		Ameris Bancorp	1,194,284
3,366	*	Ames National Corp	95,089
6,364		Arrow Financial Corp	214,149
141,772		Associated Banc-Corp	3,216,807
11,029	*	Atlantic Capital Bancshares, Inc	192,346
58,558	*	Axos Financial, Inc	1,916,018
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
52,790		Banc of California, Inc	$765,983
9,601		Bancfirst Corp	541,496
74,325		BancorpSouth Bank	2,265,426
6,319,665		Bank of America Corp	193,255,356
8,806		Bank of Commerce Holdings	95,281
28,786		Bank of Hawaii Corp	2,371,391
6,504		Bank of Marin Bancorp	275,444
50,103		Bank of NT Butterfield & Son Ltd	2,005,122
99,378		Bank OZK	3,244,692
7,113		BankFinancial Corp	106,766
78,805		BankUnited	2,882,687
2,485		Bankwell Financial Group, Inc	75,768
27,463		Banner Corp	1,456,088
7,764		Bar Harbor Bankshares	204,038
6,303	*	Baycom Corp	145,284
538,090		BB&T Corp	27,550,208
5,274		BCB Bancorp, Inc	69,722
35,033		Berkshire Hills Bancorp, Inc	1,050,640
25,223		BOK Financial Corp	2,197,932
47,039		Boston Private Financial Holdings, Inc	538,597
9,958		Bridge Bancorp, Inc	308,598
40,134		Brookline Bancorp, Inc	604,017
9,826		Bryn Mawr Bank Corp	374,272
5,835		Business First Bancshares, Inc	148,501
8,772	*	Byline Bancorp, Inc	175,615
1,500		C&F Financial Corp	72,750
111,048		Cadence BanCorp	2,526,342
2,224		Cambridge Bancorp	186,482
7,294		Camden National Corp	320,790
4,137		Capital City Bank Group, Inc	94,903
85,879		Capitol Federal Financial	1,185,130
4,450		Capstar Financial Holdings, Inc	68,930
10,786		Carolina Financial Corp	389,267
56,443		Cathay General Bancorp	2,076,538
11,032		CBTX, Inc	349,714
83,531		Centerstate Banks of Florida, Inc	2,061,545
16,071		Central Pacific Financial Corp	482,291
5,526		Central Valley Community Bancorp	113,062
1,597		Century Bancorp, Inc	146,397
53,052		Chemical Financial Corp	2,330,574
1,397		Chemung Financial Corp	66,190
74,696		CIT Group, Inc	3,979,056
1,658,750		Citigroup, Inc	117,273,625
4,874		Citizens & Northern Corp	138,178
332,312		Citizens Financial Group, Inc	12,029,694
8,184		City Holding Co	649,646
5,425		Civista Bancshares, Inc	119,350
7,829		CNB Financial Corp	222,970
4,116		Codorus Valley Bancorp, Inc	87,095
53,818		Columbia Banking System, Inc	2,020,328
27,819	*	Columbia Financial, Inc	441,209
107,471		Comerica, Inc	8,446,146
79,439		Commerce Bancshares, Inc	4,800,499
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,521	e	Commerce Union Bancshares, Inc	$80,631
37,110		Community Bank System, Inc	2,466,331
11,706		Community Bankers Trust Corp	92,243
2,126		Community Financial Corp	65,098
8,262		Community Trust Bancorp, Inc	349,069
16,938		ConnectOne Bancorp, Inc	369,757
2,360		County Bancorp, Inc	42,315
43,370		Cullen/Frost Bankers, Inc	4,410,295
42,835	*	Customers Bancorp, Inc	970,213
85,857		CVB Financial Corp	1,863,097
17,313		Dime Community Bancshares	348,857
28,606	*	Eagle Bancorp, Inc	1,580,768
103,806		East West Bancorp, Inc	5,343,933
3,450	*	Entegra Financial Corp	101,775
5,087		Enterprise Bancorp, Inc	161,411
12,541		Enterprise Financial Services Corp	533,494
5,587	*	Equity Bancshares, Inc	146,715
3,904		ESSA Bancorp, Inc	59,770
72,925	*	Essent Group Ltd	3,460,291
2,367		Evans Bancorp, Inc	86,964
4,971		Farmers & Merchants Bancorp, Inc	157,780
11,577		Farmers National Banc Corp	166,593
7,286		FB Financial Corp	267,688
5,114		Federal Agricultural Mortgage Corp (Class C)	391,119
11,929		Fidelity Southern Corp	347,253
525,138		Fifth Third Bancorp	15,134,477
8,822		Financial Institutions, Inc	242,605
16,068		First Bancorp (NC)	609,138
194,221		First Bancorp (Puerto Rico)	2,194,697
5,552		First Bancorp, Inc	148,849
4,496		First Bancshares, Inc	138,836
22,785		First Busey Corp	588,764
3,142		First Business Financial Services, Inc	72,360
6,136		First Citizens Bancshares, Inc (Class A)	2,750,462
87,439		First Commonwealth Financial Corp	1,190,045
9,068		First Community Bancshares, Inc	315,204
10,819		First Defiance Financial Corp	319,269
70,718		First Financial Bancorp	1,775,022
48,240		First Financial Bankshares, Inc	2,967,725
5,725		First Financial Corp	235,698
3,992		First Financial Northwest, Inc	66,786
15,407		First Foundation, Inc	218,933
2,257	e	First Guaranty Bancshares, Inc	48,413
99,512		First Hawaiian, Inc	2,751,507
231,164		First Horizon National Corp	3,488,265
2,608		First Internet Bancorp	57,089
15,115		First Interstate Bancsystem, Inc	638,760
28,163		First Merchants Corp	1,032,737
5,319		First Mid-Illinois Bancshares, Inc	183,452
79,039		First Midwest Bancorp, Inc	1,696,967
4,850		First Northwest Bancorp	78,958
12,443		First of Long Island Corp	289,549
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
116,238		First Republic Bank	$12,277,058
31,141		Flagstar Bancorp, Inc	1,113,291
15,021		Flushing Financial Corp	339,475
225,515		FNB Corp	2,735,497
7,225		Franklin Financial Network, Inc	199,771
124,697		Fulton Financial Corp	2,151,023
11,282		German American Bancorp, Inc	336,768
72,085		Glacier Bancorp, Inc	3,070,100
5,718		Great Southern Bancorp, Inc	331,358
46,439		Great Western Bancorp, Inc	1,633,260
1,561		Greene County Bancorp, Inc	48,266
4,475		Guaranty Bancshares, Inc	125,613
59,146		Hancock Holding Co	2,587,046
17,111		Hanmi Financial Corp	405,873
6,936	*	HarborOne Bancorp, Inc	129,842
13,818		Heartland Financial USA, Inc	620,428
19,171		Heritage Commerce Corp	240,021
16,582		Heritage Financial Corp	501,937
65,867		Hilltop Holdings, Inc	1,385,183
667		Hingham Institution for Savings	123,402
2,720		Home Bancorp, Inc	99,661
120,128		Home Bancshares, Inc	2,305,256
15,343	*	HomeStreet, Inc	431,752
8,155		HomeTrust Bancshares, Inc	206,811
109,452		Hope Bancorp, Inc	1,538,895
18,388		Horizon Bancorp	299,173
4,484	*	Howard Bancorp, Inc	67,395
709,035		Huntington Bancshares, Inc	9,869,767
38,217		IBERIABANK Corp	3,038,251
6,935	*,e	Impac Mortgage Holdings, Inc	23,856
17,628		Independent Bank Corp (MA)	1,414,294
12,616		Independent Bank Corp (MI)	271,622
24,309		Independent Bank Group, Inc	1,385,613
31,262		International Bancshares Corp	1,296,435
4,146		Investar Holding Corp	96,519
200,987		Investors Bancorp, Inc	2,361,597
2,321,252		JPMorgan Chase & Co	269,381,295
63,418		Kearny Financial Corp	887,852
689,639		Keycorp	12,103,164
25,883		Lakeland Bancorp, Inc	428,622
14,003		Lakeland Financial Corp	668,643
4,325		LCNB Corp	73,525
30,857		LegacyTexas Financial Group, Inc	1,236,749
6,707	*,e	LendingTree, Inc	2,580,988
12,400		Live Oak Bancshares, Inc	216,628
98,745		M&T Bank Corp	16,793,562
12,254		Macatawa Bank Corp	126,461
3,486	*	Malvern Bancorp, Inc	73,868
8,871		Mercantile Bank Corp	299,840
9,591		Merchants Bancorp	231,910
32,710		Meridian Bancorp, Inc	563,266
15,144		Meta Financial Group, Inc	390,109
5,377	*	Metropolitan Bank Holding Corp	214,596
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
283,943	*	MGIC Investment Corp	$4,156,926
1,329		Middlefield Banc Corp	53,891
9,191		Midland States Bancorp, Inc	246,503
8,841		Midsouth Bancorp, Inc	104,943
5,843		MidWestOne Financial Group, Inc	164,656
69,956	*	Mr Cooper Group, Inc	601,622
2,434		MutualFirst Financial, Inc	72,752
29,891		National Bank Holdings Corp	1,143,032
2,722		National Bankshares, Inc	115,113
24,023		NBT Bancorp, Inc	913,354
346,276		New York Community Bancorp, Inc	4,027,190
4,841	*	Nicolet Bankshares, Inc	295,543
33,493	*	NMI Holdings, Inc	940,483
3,985		Northeast Bancorp	87,351
23,045		Northfield Bancorp, Inc	345,675
3,202		Northrim BanCorp, Inc	113,639
60,117		Northwest Bancshares, Inc	1,047,839
3,306	e	Norwood Financial Corp	106,387
22,996		OceanFirst Financial Corp	579,039
56,581		OFG Bancorp	1,141,805
2,358	e	Ohio Valley Banc Corp	88,614
4,121		Old Line Bancshares, Inc	103,025
105,479		Old National Bancorp	1,801,581
15,107		Old Second Bancorp, Inc	200,168
12,072		Opus Bank	264,015
9,484		Origin Bancorp, Inc	330,423
36,206		Oritani Financial Corp	628,174
3,392		Orrstown Financial Services, Inc	70,350
8,412	*	Pacific Mercantile Bancorp	65,866
36,587		Pacific Premier Bancorp, Inc	1,063,584
100,415		PacWest Bancorp	3,971,413
8,096		Park National Corp	790,817
3,491		Parke Bancorp, Inc	79,874
10,060		PCSB Financial Corp	191,643
10,228		Peapack Gladstone Financial Corp	295,896
1,855		Penns Woods Bancorp, Inc	80,989
33,152		PennyMac Financial Services, Inc	739,290
2,432		Peoples Bancorp of North Carolina, Inc	68,023
7,608		Peoples Bancorp, Inc	248,629
2,907		Peoples Financial Services Corp	126,455
288,677		People’s United Financial, Inc	4,991,225
5,959		People’s Utah Bancorp	169,534
59,836		Pinnacle Financial Partners, Inc	3,474,677
323,684		PNC Financial Services Group, Inc	44,322,050
73,202		Popular, Inc	4,224,487
7,341		Preferred Bank	361,104
5,393		Premier Financial Bancorp, Inc	89,416
54,911		Prosperity Bancshares, Inc	4,043,646
2,406	*	Provident Bancorp, Inc	58,947
33,418		Provident Financial Services, Inc	886,245
4,558		Prudential Bancorp, Inc	79,583
6,598		QCR Holdings, Inc	225,718
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
159,228		Radian Group, Inc	$3,729,120
8,182		RBB Bancorp	158,404
690,859		Regions Financial Corp	10,729,040
24,810		Renasant Corp	899,611
4,080		Republic Bancorp, Inc (Class A)	192,821
28,579	*	Republic First Bancorp, Inc	146,324
10,113		Riverview Bancorp, Inc	75,038
19,161		S&T Bancorp, Inc	767,973
17,948		Sandy Spring Bancorp, Inc	626,206
24,974	*	Seacoast Banking Corp of Florida	708,263
28,852		ServisFirst Bancshares, Inc	979,237
6,457		Shore Bancshares, Inc	102,214
5,429		SI Financial Group, Inc	77,743
4,948		Sierra Bancorp	130,924
36,987		Signature Bank	4,884,873
51,339		Simmons First National Corp (Class A)	1,303,497
4,022	*	SmartFinancial, Inc	83,617
30,627		South State Corp	2,317,239
2,602	*	Southern First Bancshares, Inc	95,780
2,640		Southern Missouri Bancorp, Inc	88,572
5,193		Southern National Bancorp of Virginia, Inc	77,480
14,973		Southside Bancshares, Inc	526,001
142,706		Sterling Bancorp/DE	3,056,763
12,468		Stock Yards Bancorp, Inc	428,276
5,685		Summit Financial Group, Inc	148,094
312,399		SunTrust Banks, Inc	20,455,887
37,652	*	SVB Financial Group	9,477,761
103,038		Synovus Financial Corp	3,797,981
124,693		TCF Financial Corp	2,759,456
3,551		Territorial Bancorp, Inc	102,801
39,697	*	Texas Capital Bancshares, Inc	2,569,587
42,933		TFS Financial Corp	714,405
30,786	*	The Bancorp, Inc	314,325
3,470		Timberland Bancorp, Inc	108,264
8,586		Tompkins Trustco, Inc	692,633
35,509		TowneBank	926,075
13,867		Trico Bancshares	553,432
11,899	*	Tristate Capital Holdings, Inc	276,771
9,917	*	Triumph Bancorp, Inc	307,526
58,191		Trustco Bank Corp NY	465,528
55,241		Trustmark Corp	1,986,466
34,695		UMB Financial Corp	2,423,793
155,071		Umpqua Holdings Corp	2,692,033
65,534		Union Bankshares Corp	2,391,991
1,840		Union Bankshares, Inc	72,698
75,942		United Bankshares, Inc	2,979,964
59,222		United Community Banks, Inc	1,662,954
25,631		United Community Financial Corp	236,062
29,189		United Financial Bancorp, Inc (New)	385,003
7,069		United Security Bancshares	74,225
4,117		Unity Bancorp, Inc	88,927
14,041		Univest Corp of Pennsylvania	354,114
1,058,495		US Bancorp	56,438,953
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
241,571		Valley National Bancorp	$2,531,664
20,169		Veritex Holdings, Inc	534,680
29,173		Walker & Dunlop, Inc	1,603,056
64,136		Washington Federal, Inc	2,125,467
8,058		Washington Trust Bancorp, Inc	417,485
13,159		Waterstone Financial, Inc	217,913
72,662		Webster Financial Corp	3,860,532
2,901,232		Wells Fargo & Co	140,448,641
27,389		WesBanco, Inc	1,104,324
8,275		West Bancorporation, Inc	173,527
15,693		Westamerica Bancorporation	1,007,804
69,140	*	Western Alliance Bancorp	3,303,509
14,297		Western New England Bancorp, Inc	138,109
33,000		Wintrust Financial Corp	2,514,600
30,988		WSFS Financial Corp	1,338,062
129,048		Zions Bancorporation	6,365,938
		TOTAL BANKS	1,243,286,960

CAPITAL GOODS - 7.1%
394,170		3M Co	74,699,157
92,122		A.O. Smith Corp	4,842,854
27,127		Aaon, Inc	1,362,047
29,134		AAR Corp	983,855
55,008		Actuant Corp (Class A)	1,407,105
27,596		Acuity Brands, Inc	4,038,123
25,625		Advanced Drainage Systems, Inc	718,781
103,118	*	Aecom Technology Corp	3,495,700
19,957	*	Aegion Corp	397,344
55,409	*	Aerojet Rocketdyne Holdings, Inc	1,876,149
17,124	*	Aerovironment, Inc	1,174,021
47,272		AGCO Corp	3,345,912
74,590		Air Lease Corp	2,876,190
59,494		Aircastle Ltd	1,185,120
11,318		Alamo Group, Inc	1,172,997
24,183		Albany International Corp (Class A)	1,788,816
67,229		Allegion plc	6,671,134
4,154		Allied Motion Technologies, Inc	152,078
77,131		Allison Transmission Holdings, Inc	3,614,359
37,736		Altra Holdings, Inc	1,414,723
12,897	*	Ameresco, Inc	194,229
15,949	*	American Woodmark Corp	1,434,294
153,474		Ametek, Inc	13,531,803
16,001		Apogee Enterprises, Inc	644,840
30,024		Applied Industrial Technologies, Inc	1,799,639
301,257		Arconic, Inc	6,471,000
46,916		Arcosa, Inc	1,460,495
21,150		Argan, Inc	1,011,393
12,841	*	Armstrong Flooring, Inc	186,066
25,012		Armstrong World Industries, Inc	2,167,790
12,100		Astec Industries, Inc	407,891
12,205	*	Astronics Corp	406,915
43,228	*	Atkore International Group, Inc	1,070,325
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
42,179	*	Axon Enterprise, Inc	$2,678,366
24,471		AZZ, Inc	1,162,128
41,380		Barnes Group, Inc	2,301,556
47,463	*	Beacon Roofing Supply, Inc	1,787,457
8,167	*	Blue Bird Corp	141,371
26,752	*,e	BlueLinx Holdings, Inc	688,061
36,729	*	BMC Stock Holdings, Inc	755,883
375,245		Boeing Co	141,726,284
24,054		Briggs & Stratton Corp	293,459
113,750	*	Builders FirstSource, Inc	1,567,475
62,321		BWX Technologies, Inc	3,184,603
13,421	e	Caesarstone Sdot-Yam Ltd	203,060
12,384	*	CAI International, Inc	307,495
41,262		Carlisle Cos, Inc	5,835,272
399,647		Caterpillar, Inc	55,718,785
25,000	*	Chart Industries, Inc	2,206,750
9,071	*	CIRCOR International, Inc	305,874
51,341	*	Colfax Corp	1,548,958
12,284		Columbus McKinnon Corp	483,498
24,677		Comfort Systems USA, Inc	1,335,026
13,460	*	Commercial Vehicle Group, Inc	120,063
41,484	*	Continental Building Products Inc	1,064,065
34,362		Crane Co	2,922,488
8,509	*	CSW Industrials, Inc	510,115
24,760		Cubic Corp	1,405,873
103,715		Cummins, Inc	17,246,767
30,380		Curtiss-Wright Corp	3,461,497
223,825		Deere & Co	37,072,135
88,468		Donaldson Co, Inc	4,736,577
12,144		Douglas Dynamics, Inc	458,557
102,821		Dover Corp	10,080,571
6,486	*	Ducommun, Inc	263,202
9,722	*	DXP Enterprises, Inc	416,977
18,597	*	Dycom Industries, Inc	922,225
2,789		Eastern Co	79,933
304,618		Eaton Corp	25,228,463
40,791		EMCOR Group, Inc	3,432,155
430,570		Emerson Electric Co	30,566,164
11,910		Encore Wire Corp	706,144
16,323	*,e	Energous Corp	82,758
22,221	*,e	Energy Recovery, Inc	216,210
31,998		EnerSys	2,213,942
54,245	*,e	Enphase Energy, Inc	544,620
12,073		EnPro Industries, Inc	897,265
22,121		ESCO Technologies, Inc	1,659,075
1,925	e	EVI Industries, Inc	70,262
69,617	*	Evoqua Water Technologies Corp	948,184
195,091		Fastenal Co	13,763,670
57,306		Federal Signal Corp	1,648,694
85,924		Flowserve Corp	4,212,854
89,075		Fluor Corp	3,538,950
207,359		Fortive Corp	17,903,376
88,165		Fortune Brands Home & Security, Inc	4,653,349
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,686	*	Foundation Building Materials, Inc	$90,863
26,548		Franklin Electric Co, Inc	1,297,135
8,585	*	Freightcar America, Inc	59,408
86,403	*	Gardner Denver Holdings, Inc	2,916,101
47,078	*	Gates Industrial Corp plc	757,014
29,558		GATX Corp	2,279,809
3,177	*	Gencor Industries, Inc	38,346
45,924	*	Generac Holdings, Inc	2,525,361
176,570		General Dynamics Corp	31,556,590
6,026,853		General Electric Co	61,293,095
17,715	*	Gibraltar Industries, Inc	702,754
12,051		Global Brass & Copper Holdings, Inc	522,893
22,899	*	GMS, Inc	403,480
9,682		Gorman-Rupp Co	322,411
119,062		Graco, Inc	6,101,927
61,615		GrafTech International Ltd	705,492
4,289		Graham Corp	88,782
39,572		Granite Construction, Inc	1,776,387
40,660	*	Great Lakes Dredge & Dock Corp	415,952
25,581		Greenbrier Cos, Inc	908,893
16,682		Griffon Corp	327,301
22,515		H&E Equipment Services, Inc	684,681
82,332		Harris Corp	13,872,942
54,147	*	Harsco Corp	1,225,888
24,514	*,e	HC2 Holdings, Inc	52,460
123,215	*	HD Supply Holdings, Inc	5,629,693
28,889		HEICO Corp	3,048,656
53,961		HEICO Corp (Class A)	4,825,732
16,705	*	Herc Holdings, Inc	804,513
54,205		Hexcel Corp	3,832,836
47,052		Hillenbrand, Inc	2,024,177
514,019		Honeywell International, Inc	89,249,119
36,728		Hubbell, Inc	4,686,493
27,792		Huntington Ingalls	6,185,943
2,644		Hurco Cos, Inc	103,988
6,113		Hyster-Yale Materials Handling, Inc	407,248
52,515		IDEX Corp	8,227,000
5,855	*	IES Holdings, Inc	102,521
228,727		Illinois Tool Works, Inc	35,596,783
168,395		Ingersoll-Rand plc	20,646,911
11,105		Insteel Industries, Inc	232,539
60,695		ITT, Inc	3,675,082
85,734		Jacobs Engineering Group, Inc	6,682,108
72,150	*	JELD-WEN Holding, Inc	1,424,962
23,161		John Bean Technologies Corp	2,542,846
641,725		Johnson Controls International plc	24,064,687
6,195		Kadant, Inc	607,668
23,443		Kaman Corp	1,451,356
81,836		KBR, Inc	1,818,396
49,400		Kennametal, Inc	2,010,580
25,042	*,e	KEYW Holding Corp, The	283,976
52,012	*	Kratos Defense & Security Solutions, Inc	825,951
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
54,316		L3 Technologies, Inc	$11,872,391
1,917	*	Lawson Products, Inc	62,954
5,409	*	LB Foster Co (Class A)	116,239
24,395		Lennox International, Inc	6,622,023
44,382		Lincoln Electric Holdings, Inc	3,873,217
11,290		Lindsay Corp	959,650
173,812		Lockheed Martin Corp	57,936,754
9,749	*	Lydall, Inc	239,923
53,388	*	Manitowoc Co, Inc	953,510
197,471		Masco Corp	7,713,217
29,825	*	Masonite International Corp	1,535,689
41,165	*	Mastec, Inc	2,085,007
52,007	e	Maxar Technologies, Inc	256,394
38,083	*	Mercury Systems, Inc	2,780,821
54,856	*	Meritor, Inc	1,330,807
37,781	*	Middleby Corp	4,992,004
38,926	*	Milacron Holdings Corp	568,709
6,122		Miller Industries, Inc	202,516
24,373		Moog, Inc (Class A)	2,282,288
51,629	*	MRC Global, Inc	894,731
31,831		MSC Industrial Direct Co (Class A)	2,662,663
56,321		Mueller Industries, Inc	1,642,884
102,742		Mueller Water Products, Inc (Class A)	1,102,422
8,810	*	MYR Group, Inc	318,481
3,530		National Presto Industries, Inc	375,945
28,629	*	Navistar International Corp	977,394
58,134	*	NCI Building Systems, Inc	332,526
15,855		NN, Inc	143,329
42,164		Nordson Corp	6,153,836
110,877		Northrop Grumman Corp	32,144,351
5,149	*	Northwest Pipe Co	123,422
104,096	*	NOW, Inc	1,521,883
4,455	*	NV5 Holdings, Inc	282,180
124,065		nVent Electric plc	3,467,617
1,285		Omega Flex, Inc	108,788
16,060	*	Orion Marine Group, Inc	41,595
48,448		Oshkosh Truck Corp	4,001,320
79,055		Owens Corning, Inc	4,053,150
237,749		PACCAR, Inc	17,039,471
88,659		Parker-Hannifin Corp	16,054,372
14,219	*	Patrick Industries, Inc	709,102
102,378		Pentair plc	3,991,718
53,663	*	PGT, Inc	786,700
202,866	*,e	Plug Power, Inc	505,136
6,290		Powell Industries, Inc	183,982
1,077		Preformed Line Products Co	60,732
22,124		Primoris Services Corp	484,958
16,647	*	Proto Labs, Inc	1,827,674
19,158		Quanex Building Products Corp	320,322
107,199		Quanta Services, Inc	4,352,279
20,497		Raven Industries, Inc	797,538
198,845		Raytheon Co	35,312,884
17,248	*	RBC Bearings, Inc	2,372,462
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
33,248		Regal-Beloit Corp	$2,828,740
108,235	*	Resideo Technologies, Inc	2,456,934
36,879	e	REV Group, Inc	467,994
82,974	*	Rexnord Corp	2,373,056
83,406		Rockwell Automation, Inc	15,072,298
71,644		Roper Industries, Inc	25,770,347
2,932		Rush Enterprises, Inc	123,144
17,334		Rush Enterprises, Inc (Class A)	735,135
106,535	*	Sensata Technologies Holding plc	5,320,358
32,276		Simpson Manufacturing Co, Inc	2,055,336
24,631	*	SiteOne Landscape Supply, Inc	1,657,666
36,399		Snap-On, Inc	6,125,224
74,157		Spirit Aerosystems Holdings, Inc (Class A)	6,444,243
38,672	*	SPX Corp	1,411,528
23,861	*	SPX FLOW, Inc	857,564
7,239		Standex International Corp	478,281
101,705		Stanley Black & Decker, Inc	14,909,953
16,087	*	Sterling Construction Co, Inc	218,140
16,107		Sun Hydraulics Corp	843,040
73,469	*,e	Sunrun, Inc	1,117,463
23,975	*	Teledyne Technologies, Inc	5,958,027
12,035		Tennant Co	798,883
47,632		Terex Corp	1,587,575
16,855	*	Textainer Group Holdings Ltd	161,639
167,303		Textron, Inc	8,867,059
22,888	*	Thermon Group Holdings	590,281
52,367		Timken Co	2,510,998
29,909		Titan International, Inc	207,269
10,075	*	Titan Machinery, Inc	173,290
79,203		Toro Co	5,793,699
7,869	*	TPI Composites, Inc	243,546
33,205		TransDigm Group, Inc	16,022,077
36,463	*	Trex Co, Inc	2,525,792
25,928	*	Trimas Corp	801,953
86,801		Trinity Industries, Inc	1,871,430
46,220		Triton International Ltd	1,522,949
28,408		Triumph Group, Inc	674,122
28,202	*	Tutor Perini Corp	563,194
4,906	*	Twin Disc, Inc	92,920
52,679	*	United Rentals, Inc	7,423,525
566,727		United Technologies Corp	80,820,937
70,612	*	Univar, Inc	1,576,766
34,221		Universal Forest Products, Inc	1,264,466
16,779		Valmont Industries, Inc	2,262,480
7,781	*	Vectrus, Inc	315,520
7,165	*	Veritiv Corp	199,832
10,008	*	Vicor Corp	375,400
19,540	*,e	Vivint Solar, Inc	105,711
30,371		W.W. Grainger, Inc	8,564,622
39,948		Wabash National Corp	602,416
34,459	*	WABCO Holdings, Inc	4,563,750
89,187		Wabtec Corp	6,606,081
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,425		Watsco, Inc	$3,712,160
22,424		Watts Water Technologies, Inc (Class A)	1,919,270
118,218	*	Welbilt, Inc	1,989,609
37,375	*	Wesco Aircraft Holdings, Inc	315,445
28,126	*	WESCO International, Inc	1,609,932
2,164	*	Willis Lease Finance Corp	107,594
18,162	*	Willscot Corp	244,642
37,297		Woodward Governor Co	4,061,643
125,614		Xylem, Inc	10,476,208
		TOTAL CAPITAL GOODS	1,460,082,531

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
39,648		ABM Industries, Inc	1,505,435
33,778	*	Acacia Research (Acacia Technologies)	107,414
99,433		ACCO Brands Corp	908,818
129,255	e	ADT, Inc	851,790
48,256	*	Advanced Disposal Services, Inc	1,560,599
4,343		Barrett Business Services, Inc	316,431
3,767		BG Staffing, Inc	88,035
42,167		Brady Corp (Class A)	2,057,328
49,226	*	BrightView Holdings, Inc	789,585
32,950		Brink’s Co	2,633,693
21,586	*	Casella Waste Systems, Inc (Class A)	805,589
32,525	*	CBIZ, Inc	628,058
15,922	*	Ceco Environmental Corp	123,555
15,071	*	Cimpress NV	1,362,418
59,225		Cintas Corp	12,860,116
37,804	*	Clean Harbors, Inc	2,873,104
138,177	*	Copart, Inc	9,302,076
25,191	*	CoStar Group, Inc	12,501,034
66,196		Covanta Holding Corp	1,196,162
4,475		CRA International, Inc	233,058
27,013		Deluxe Corp	1,208,021
18,634		Ennis, Inc	376,034
84,665		Equifax, Inc	10,663,557
41,740		Exponent, Inc	2,363,319
4,961		Forrester Research, Inc	252,316
6,551	*	Franklin Covey Co	186,769
29,740	*	FTI Consulting, Inc	2,527,305
5,601	*	GP Strategies Corp	71,301
49,548		Healthcare Services Group	1,677,200
10,919		Heidrick & Struggles International, Inc	390,682
8,242	*	Heritage-Crystal Clean, Inc	236,793
38,812		Herman Miller, Inc	1,506,682
38,514		HNI Corp	1,413,849
12,082	*	Huron Consulting Group, Inc	583,923
10,407		ICF International, Inc	810,393
278,019	*	IHS Markit Ltd	15,919,368
27,397	*	Innerworkings, Inc	92,602
28,270		Insperity, Inc	3,379,961
35,215		Interface, Inc	564,849
88,348		KAR Auction Services, Inc	4,989,895
18,569		Kelly Services, Inc (Class A)	413,346
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,856		Kforce, Inc	$463,073
17,697		Kimball International, Inc (Class B)	277,135
26,680		Knoll, Inc	582,691
34,446		Korn/Ferry International	1,619,651
29,966		LSC Communications, Inc	209,462
39,816		Manpower, Inc	3,823,929
17,511		Matthews International Corp (Class A)	701,491
13,638		McGrath RentCorp	845,556
15,128	*	Mistras Group, Inc	207,405
25,633		Mobile Mini, Inc	923,301
23,679		MSA Safety, Inc	2,602,559
7,443		Multi-Color Corp	371,406
50,568		Navigant Consulting, Inc	1,154,467
246,437		Nielsen NV	6,291,537
8,365	*	NL Industries, Inc	29,696
37,946	*	On Assignment, Inc	2,392,116
182,036		Pitney Bowes, Inc	1,294,276
59,629		Quad Graphics, Inc	728,070
156,286		Republic Services, Inc	12,943,606
15,209		Resources Connection, Inc	244,256
78,997		Robert Half International, Inc	4,904,924
103,788		Rollins, Inc	4,013,482
41,455		RR Donnelley & Sons Co	191,522
9,805	*	SP Plus Corp	338,469
48,359		Steelcase, Inc (Class A)	836,127
50,966	*	Stericycle, Inc	2,975,905
6,434		Systemax, Inc	146,116
40,398	*	Team, Inc	682,726
42,001		Tetra Tech, Inc	2,718,305
123,774		TransUnion	8,620,859
33,491	*	TriNet Group, Inc	2,087,829
27,821	*	TrueBlue, Inc	672,155
12,296		Unifirst Corp	1,944,366
12,067		US Ecology, Inc	736,208
112,195		Verisk Analytics, Inc	15,835,202
14,492		Viad Corp	888,504
4,765		VSE Corp	145,666
40,652	*	WageWorks, Inc	1,983,411
300,940		Waste Management, Inc	32,302,900
4,929	*	Willdan Group, Inc	194,843
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	222,257,665

CONSUMER DURABLES & APPAREL - 1.3%
18,049		Acushnet Holdings Corp	455,015
70,259	*	American Outdoor Brands Corp	692,051
6,475		Bassett Furniture Industries, Inc	114,996
54,502	*	Beazer Homes USA, Inc	724,332
61,550		Brunswick Corp	3,151,975
81,438		Callaway Golf Co	1,430,051
98,149	*	Capri Holdings Ltd	4,326,408
27,293		Carter’s, Inc	2,890,602
4,773	*	Cavco Industries, Inc	595,527
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
27,424	*	Century Communities, Inc	$697,392
10,630		Clarus Corp	142,655
22,670		Columbia Sportswear Co	2,266,320
47,319	*	CROCS, Inc	1,317,834
5,513		Culp, Inc	113,127
18,257	*	Deckers Outdoor Corp	2,888,440
212,139		DR Horton, Inc	9,399,879
3,637		Escalade, Inc	43,789
39,428		Ethan Allen Interiors, Inc	871,359
4,787		Flexsteel Industries, Inc	103,686
57,082	*,e	Fossil Group, Inc	746,062
79,141	*	Garmin Ltd	6,785,549
40,146	*	G-III Apparel Group Ltd	1,732,300
74,505	*,e	GoPro, Inc	440,325
10,917	*	Green Brick Partners, Inc	97,598
7,083		Hamilton Beach Brands Holding Co	128,202
231,250		Hanesbrands, Inc	4,178,687
77,123		Hasbro, Inc	7,855,749
19,259	*	Helen of Troy Ltd	2,773,296
6,640		Hooker Furniture Corp	197,938
2,897	*,e	Hovnanian Enterprises, Inc	44,092
14,684	*	Installed Building Products, Inc	705,272
17,311	*,e	iRobot Corp	1,792,381
3,431		Johnson Outdoors, Inc	263,055
52,472		KB Home	1,359,549
45,145		La-Z-Boy, Inc	1,480,756
89,232		Leggett & Platt, Inc	3,512,171
9,796		Lennar Corp (B Shares)	408,689
175,024		Lennar Corp (Class A)	9,106,499
22,441	*,e	LGI Homes, Inc	1,555,386
3,744		Lifetime Brands, Inc	35,418
65,353	*	Lululemon Athletica, Inc	11,525,002
27,958	*	M/I Homes, Inc	787,577
11,731	*	Malibu Boats, Inc	488,244
6,686		Marine Products Corp	101,427
11,236	*	MasterCraft Boat Holdings, Inc	277,979
261,109	*,e	Mattel, Inc	3,182,919
47,716		MDC Holdings, Inc	1,458,201
24,411	*	Meritage Homes Corp	1,248,623
38,640	*	Mohawk Industries, Inc	5,264,700
20,975		Movado Group, Inc	747,759
2,520		Nacco Industries, Inc (Class A)	103,043
17,228	*	Nautilus, Inc	92,170
9,445	*	New Home Co, Inc	43,541
284,152		Newell Rubbermaid, Inc	4,086,106
866,381		Nike, Inc (Class B)	76,094,243
2,169	*	NVR, Inc	6,837,729
16,346		Oxford Industries, Inc	1,357,699
37,469		Polaris Industries, Inc	3,612,012
161,098		Pulte Homes, Inc	5,068,143
48,150		PVH Corp	6,210,868
35,866		Ralph Lauren Corp	4,719,248
26,835	*	Roku, Inc	1,706,438
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
96,885	*	Skechers U.S.A., Inc (Class A)	$3,067,379
31,138		Skyline Corp	657,323
50,941	*,e	Sonos, Inc	556,276
51,046		Steven Madden Ltd	1,855,522
19,029		Sturm Ruger & Co, Inc	1,065,434
2,932		Superior Uniform Group, Inc	49,082
187,525		Tapestry, Inc	6,051,432
96,173	*	Taylor Morrison Home Corp	1,861,909
26,704	*	Tempur Sealy International, Inc	1,639,626
87,468		Toll Brothers, Inc	3,332,531
21,170	*	TopBuild Corp	1,507,939
133,679	*	TRI Pointe Homes, Inc	1,744,511
31,231		Tupperware Corp	743,298
23,147	*,e	Turtle Beach Corp	237,025
127,929	*	Under Armour, Inc (Class A)	2,953,881
146,854	*	Under Armour, Inc (Class C)	3,042,815
14,239	*	Unifi, Inc	287,628
8,554	*	Universal Electronics, Inc	325,480
10,709	*	Vera Bradley, Inc	131,506
224,579		VF Corp	21,202,503
79,959	*	Vista Outdoor, Inc	690,046
42,863		Whirlpool Corp	5,950,242
63,964	*	William Lyon Homes, Inc	1,078,433
54,101		Wolverine World Wide, Inc	1,991,458
32,809	*,e	YETI Holdings, Inc	1,170,625
16,438	*	Zagg, Inc	135,449
		TOTAL CONSUMER DURABLES & APPAREL	275,767,436

CONSUMER SERVICES - 2.3%
46,822	*	Adtalem Global Education, Inc	2,309,261
8,703	*	American Public Education, Inc	278,496
174,278		ARAMARK Holdings Corp	5,416,560
39,159		BBX Capital Corp	216,941
60	*	Biglari Holdings, Inc (A Shares)	44,220
605	*	Biglari Holdings, Inc (B Shares)	84,295
10,929		BJ’s Restaurants, Inc	545,466
54,808		Bloomin’ Brands, Inc	1,095,612
47,511		Boyd Gaming Corp	1,367,367
41,433	*	Bright Horizons Family Solutions	5,309,639
28,632		Brinker International, Inc	1,224,591
368,611	*	Caesars Entertainment Corp	3,450,199
40,625	*	Career Education Corp	737,344
272,581		Carnival Corp	14,953,794
14,241		Carriage Services, Inc	249,930
33,199	*	Carrols Restaurant Group, Inc	325,682
10,670	*	Century Casinos, Inc	97,097
36,491	e	Cheesecake Factory	1,810,683
76,949	*	Chegg, Inc	2,743,232
17,116	*	Chipotle Mexican Grill, Inc (Class A)	11,776,493
24,733		Choice Hotels International, Inc	2,053,828
22,830		Churchill Downs, Inc	2,302,405
9,242	*	Chuy’s Holdings, Inc	183,823
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,982	e	Cracker Barrel Old Country Store, Inc	$2,696,803
83,259		Darden Restaurants, Inc	9,791,258
23,509		Dave & Buster’s Entertainment, Inc	1,336,252
11,085	*,e	Del Frisco’s Restaurant Group, Inc	74,269
17,977	*	Del Taco Restaurants, Inc	180,669
51,012	*	Denny’s Corp	949,843
9,874		DineEquity, Inc	875,429
28,465		Domino’s Pizza, Inc	7,702,060
39,635	*	Drive Shack, Inc	203,724
53,455		Dunkin Brands Group, Inc	3,989,347
12,324	*	El Pollo Loco Holdings, Inc	157,501
40,475	*	Eldorado Resorts, Inc	1,998,251
1,317	*,e	Empire Resorts, Inc	18,346
138,810		Extended Stay America, Inc	2,486,087
13,720	*	Fiesta Restaurant Group, Inc	173,695
59,263	*	frontdoor, Inc	2,088,428
10,687	*,e	Golden Entertainment, Inc	168,106
3,415		Graham Holdings Co	2,538,813
31,975	*	Grand Canyon Education, Inc	3,705,583
144,126		H&R Block, Inc	3,921,668
11,282	*	Habit Restaurants, Inc	120,266
58,810	*	Hilton Grand Vacations, Inc	1,884,272
193,095		Hilton Worldwide Holdings, Inc	16,797,334
58,302	*	Houghton Mifflin Harcourt Co	415,693
27,534		Hyatt Hotels Corp	2,112,684
68,087		International Game Technology plc	996,113
13,482		International Speedway Corp (Class A)	594,826
6,138	*	J Alexander’s Holdings, Inc	67,457
17,060		Jack in the Box, Inc	1,315,326
42,184	*	K12, Inc	1,270,582
246,921		Las Vegas Sands Corp	16,556,053
79,053	*	Laureate Education, Inc	1,244,294
11,160	*	Lindblad Expeditions Holdings, Inc	180,904
198,031		Marriott International, Inc (Class A)	27,015,389
28,808		Marriott Vacations Worldwide Corp	3,042,989
548,831		McDonald’s Corp	108,432,540
347,547		MGM Resorts International	9,255,177
5,998	*	Monarch Casino & Resort, Inc	256,055
1,517		Nathan’s Famous, Inc	104,749
10,030	*	Noodles & Co	71,714
152,992	*	Norwegian Cruise Line Holdings Ltd	8,627,219
15,209	e	Papa John’s International, Inc	778,092
84,521	*	Penn National Gaming, Inc	1,831,570
62,826	*	Planet Fitness, Inc	4,755,928
12,084	*	PlayAGS, Inc	291,466
17,426	*	Potbelly Corp	155,091
4,928		RCI Hospitality Holdings, Inc	112,211
7,293	*	Red Lion Hotels Corp	57,761
17,963	*	Red Robin Gourmet Burgers, Inc	575,355
42,685		Red Rock Resorts, Inc	1,151,641
27,918	*	Regis Corp	522,625
115,750		Royal Caribbean Cruises Ltd	13,998,805
16,648		Ruth’s Chris Steak House, Inc	432,515
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
62,348	*	Scientific Games Corp (Class A)	$1,442,109
38,900	*	SeaWorld Entertainment, Inc	1,035,518
118,252		Service Corp International	4,920,466
98,902	*	ServiceMaster Global Holdings, Inc	4,849,165
12,161	*	Shake Shack, Inc	745,469
52,487		Six Flags Entertainment Corp	2,786,535
21,560	*	Sotheby’s (Class A)	909,401
9,924		Speedway Motorsports, Inc	182,105
847,065		Starbucks Corp	65,800,009
15,916		Strategic Education, Inc	2,281,559
45,694		Texas Roadhouse, Inc (Class A)	2,467,933
28,660		Vail Resorts, Inc	6,558,841
24,802	*	Weight Watchers International, Inc	506,457
105,194		Wendy’s	1,957,660
23,960		Wingstop, Inc	1,803,469
58,946		Wyndham Destinations, Inc	2,567,688
70,289		Wyndham Hotels & Resorts, Inc	3,916,503
68,819		Wynn Resorts Ltd	9,940,905
259,093		Yum China Holdings, Inc	12,317,281
214,310		Yum! Brands, Inc	22,371,821
		TOTAL CONSUMER SERVICES	478,018,680

DIVERSIFIED FINANCIALS - 3.7%
35,099		Affiliated Managers Group, Inc	3,893,181
19,156		AG Mortgage Investment Trust	327,759
394,434		AGNC Investment Corp	7,016,981
285,187		Ally Financial, Inc	8,472,906
494,247		American Express Co	57,940,576
93,579		Ameriprise Financial, Inc	13,734,590
975,749		Annaly Capital Management, Inc	9,845,307
92,233		Anworth Mortgage Asset Corp	386,456
91,476		Apollo Commercial Real Estate Finance, Inc	1,714,260
78,437		Arbor Realty Trust, Inc	1,071,449
18,424		Ares Commercial Real Estate Corp	280,045
25,578		Arlington Asset Investment Corp (Class A)	200,787
59,834	*	ARMOUR Residential REIT, Inc	1,141,633
25,768		Artisan Partners Asset Management, Inc	730,265
2,450	e	Associated Capital Group, Inc	101,210
159,943		AXA Equitable Holdings, Inc	3,629,107
12,562		B. Riley Financial, Inc	227,749
16,791		Banco Latinoamericano de Exportaciones S.A. (Class E)	363,189
629,273		Bank of New York Mellon Corp	31,249,697
160,055		BGC Partners, Inc (Class A)	864,297
85,365		BlackRock, Inc	41,422,513
75,537		Blackstone Mortgage Trust, Inc	2,688,362
39,851	*	Blucora, Inc	1,394,785
63,923	*	Cannae Holdings, Inc	1,640,903
320,631		Capital One Financial Corp	29,764,176
51,594		Capstead Mortgage Corp	443,192
80,399		CBOE Holdings, Inc	8,169,342
845,399		Charles Schwab Corp	38,702,366
6,561		Cherry Hill Mortgage Investment Corp	113,243
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
138,953		Chimera Investment Corp	$2,663,729
249,117		CME Group, Inc	44,567,031
25,360		Cohen & Steers, Inc	1,271,804
79,651		Colony Credit Real Estate, Inc	1,237,777
15,293	*	Cowen Group, Inc	256,158
7,887	*	Credit Acceptance Corp	3,913,687
6,319	*	Curo Group Holdings Corp	84,169
2,676		Diamond Hill Investment Group, Inc	386,628
228,508		Discover Financial Services	18,621,117
18,466	*	Donnelley Financial Solutions, Inc	282,714
48,507		Dynex Capital, Inc	295,893
166,609		E*TRADE Financial Corp	8,440,412
78,465		Eaton Vance Corp	3,261,790
26,365	*	Elevate Credit, Inc	118,115
13,602	*,e	Encore Capital Group, Inc	384,393
20,051	*	Enova International, Inc	549,999
24,561		Evercore Partners, Inc (Class A)	2,392,978
25,385		Exantas Capital Corp	277,966
27,938	*	Ezcorp, Inc (Class A)	303,686
25,551		Factset Research Systems, Inc	7,048,754
76,506		Federated Investors, Inc (Class B)	2,351,029
152,235	*	FGL Holdings	1,298,565
26,330		FirstCash, Inc	2,571,914
10,557	*	Focus Financial Partners, Inc	395,888
198,945		Franklin Resources, Inc	6,881,508
20,991	e	Gain Capital Holdings, Inc	110,623
2,450		GAMCO Investors, Inc (Class A)	53,116
241,310		Goldman Sachs Group, Inc	49,690,555
53,217		Granite Point Mortgage Trust, Inc	1,023,363
8,685		Great Ajax Corp	124,369
35,493	*	Green Dot Corp	2,263,389
22,909		Greenhill & Co, Inc	474,445
7,544		Hamilton Lane, Inc	368,600
27,890		Houlihan Lokey, Inc	1,375,535
52,337		Interactive Brokers Group, Inc (Class A)	2,838,759
393,806		IntercontinentalExchange Group, Inc	32,036,118
10,594	*	INTL FCStone, Inc	429,693
282,214		Invesco Ltd	6,200,242
98,104		Invesco Mortgage Capital, Inc	1,601,057
185,369		Jefferies Financial Group, Inc	3,813,040
32,622		KKR Real Estate Finance Trust, Inc	657,986
77,355		Ladder Capital Corp	1,345,977
67,587		Ladenburg Thalmann Financial Services, Inc	248,044
77,803		Lazard Ltd (Class A)	3,024,981
48,355		Legg Mason, Inc	1,617,475
219,162	*	LendingClub Corp	696,935
61,306		LPL Financial Holdings, Inc	4,542,162
25,594		MarketAxess Holdings, Inc	7,123,578
3,189		Marlin Business Services Corp	69,488
363,947		MFA Mortgage Investments, Inc	2,733,242
36,381		Moelis & Co	1,489,802
115,038		Moody’s Corp	22,618,772
829,003		Morgan Stanley	39,999,395
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,003		Morningstar, Inc	$1,865,280
58,626		MSCI, Inc (Class A)	13,213,128
84,190		NASDAQ OMX Group, Inc	7,762,318
158,729		Navient Corp	2,144,429
11,109		Nelnet, Inc (Class A)	644,877
273,971		New Residential Investment Corp	4,605,453
60,343		New York Mortgage Trust, Inc	380,161
17,297	*	NewStar Financial, Inc	4,489
137,695		Northern Trust Corp	13,569,842
76,771		OM Asset Management plc	1,125,463
32,979	*	On Deck Capital, Inc	180,065
59,602		OneMain Holdings, Inc	2,024,680
5,009		Oppenheimer Holdings, Inc	131,486
41,882		Orchid Island Capital, Inc	275,165
37,535		PennyMac Mortgage Investment Trust	788,235
12,064		Pico Holdings, Inc	137,892
15,025		Piper Jaffray Cos	1,211,015
20,764		PJT Partners, Inc	895,344
26,014	*	PRA Group, Inc	731,514
8,894		Pzena Investment Management, Inc (Class A)	88,495
87,432		Raymond James Financial, Inc	8,006,148
11,425		Ready Capital Corp	172,632
91,419		Redwood Trust, Inc	1,495,615
5,910	*	Regional Management Corp	146,391
175,215		S&P Global, Inc	38,662,942
15,419	*	Safeguard Scientifics, Inc	176,393
74,904		Santander Consumer USA Holdings, Inc	1,599,200
85,763		SEI Investments Co	4,669,795
3,406		Silvercrest Asset Management Group, Inc	49,523
291,155		SLM Corp	2,958,135
175,214		Starwood Property Trust, Inc	4,038,683
261,577		State Street Corp	17,698,300
42,021		Stifel Financial Corp	2,507,393
513,521		Synchrony Financial	17,803,773
162,876		T Rowe Price Group, Inc	17,509,170
197,912		TD Ameritrade Holding Corp	10,406,213
14,837		TPG RE Finance Trust, Inc	292,437
183,272		Two Harbors Investment Corp	2,540,150
48,084		Virtu Financial, Inc	1,181,905
3,892		Virtus Investment Partners, Inc	477,198
107,581		Voya Financial, Inc	5,905,121
46,753		Waddell & Reed Financial, Inc (Class A)	875,684
24,220		Western Asset Mortgage Capital Corp	254,794
5,515		Westwood Holdings Group, Inc	172,564
65,487		WisdomTree Investments, Inc	471,506
3,309	*	World Acceptance Corp	430,137
		TOTAL DIVERSIFIED FINANCIALS	758,239,904

ENERGY - 4.9%
98,619	*	Abraxas Petroleum Corp	136,094
969		Adams Resources & Energy, Inc	35,029
351,148		Anadarko Petroleum Corp	25,581,132
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
159,817	*	Antero Resources Corp	$1,158,673
256,837		Apache Corp	8,452,506
62,566	*	Apergy Corp	2,483,245
30,605	*,e	Approach Resources, Inc	10,461
12,389		Arch Coal, Inc	1,201,485
86,405		Archrock, Inc	873,555
17,293	*	Ardmore Shipping Corp	120,705
355,241		Baker Hughes a GE Co	8,532,889
56,023	*	Basic Energy Services, Inc	141,178
35,807		Berry Petroleum Co LLC	406,768
12,844	*	Bonanza Creek Energy, Inc	309,155
44,701	*	C&J Energy Services, Inc	628,049
289,557		Cabot Oil & Gas Corp	7,496,631
30,783	*	Cactus, Inc	1,117,423
55,404	*	California Resources Corp	1,167,916
129,423	*	Callon Petroleum Co	971,967
18,060	*,e	CARBO Ceramics, Inc	49,123
80,848	*	Carrizo Oil & Gas, Inc	1,036,471
158,201	*	Centennial Resource Development, Inc	1,665,857
159,895	*	Cheniere Energy, Inc	10,289,243
946,409	*,e	Chesapeake Energy Corp	2,754,050
1,334,003		Chevron Corp	160,160,400
68,600		Cimarex Energy Co	4,710,076
70,718	*	Clean Energy Fuels Corp	222,055
131,805	*	CNX Resources Corp	1,180,973
134,790		Concho Resources, Inc	15,552,070
800,607		ConocoPhillips	50,534,314
29,581	*	CONSOL Energy, Inc	1,002,796
63,518	*	Continental Resources, Inc	2,921,193
18,547	*,e	Covia Holdings Corp	89,211
9,366		CVR Energy, Inc	427,183
52,925		Delek US Holdings, Inc	1,961,400
471,080	*	Denbury Resources, Inc	1,050,508
325,066	*	Devon Energy Corp	10,447,621
51,733		DHT Holdings, Inc	275,737
38,426	*,e	Diamond Offshore Drilling, Inc	373,116
108,617		Diamondback Energy, Inc	11,555,763
6,115		DMC Global, Inc	423,769
14,063	*	Dorian LPG Ltd	112,785
21,805	*	Dril-Quip, Inc	949,826
10,934	*	Earthstone Energy, Inc	73,258
61,062	*,e	Energy Fuels, Inc	183,186
399,651		EOG Resources, Inc	38,386,479
164,687		EQT Corp	3,367,849
160,200		Equitrans Midstream Corp	3,336,966
14,195	*	Era Group, Inc	136,840
18,488		Evolution Petroleum Corp	129,971
18,645	*	Exterran Corp	265,132
137,437	*,e	Extraction Oil & Gas, Inc	645,954
2,977,949	d	Exxon Mobil Corp	239,069,746
152,912	*	Forum Energy Technologies, Inc	914,414
29,896	*,e	Frank’s International NV	174,593
46,501	*	Frontline Ltd	380,843
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
58,721	*	FTS International, Inc	$607,762
30,698		GasLog Ltd	479,810
55,223		Golar LNG Ltd	1,079,057
53,948		Green Plains Renewable Energy, Inc	937,077
151,931	*	Gulfport Energy Corp	995,148
109,060	*,e	Halcon Resources Corp	141,778
7,725		Hallador Energy Co	39,861
596,672		Halliburton Co	16,903,718
91,452	*	Helix Energy Solutions Group, Inc	715,155
81,422		Helmerich & Payne, Inc	4,764,815
174,482		Hess Corp	11,187,786
71,409	*	HighPoint Resources Corp	195,661
102,198		HollyFrontier Corp	4,877,911
25,299	*	Independence Contract Drilling, Inc	71,596
15,991	*	International Seaways, Inc	284,960
6,641	*	ION Geophysical Corp	84,938
330	*	Isramco, Inc	38,263
71,467	*,e	Jagged Peak Energy, Inc	755,406
31,781	*	Keane Group, Inc	333,383
8,052	*,e	Key Energy Services, Inc	33,657
1,347,468		Kinder Morgan, Inc	26,774,189
29,441	*	KLX Energy Services Holdings, Inc	825,820
192,581		Kosmos Energy Ltd	1,288,367
290,729	*	Laredo Petroleum Holdings, Inc	878,002
25,902	e	Liberty Oilfield Services, Inc	386,199
49,733	*,e	Lilis Energy, Inc	63,658
4,924		Mammoth Energy Services, Inc	76,765
552,031		Marathon Oil Corp	9,406,608
467,326		Marathon Petroleum Corp	28,446,134
62,707	*	Matador Resources Co	1,234,701
14,345	*	Matrix Service Co	281,305
176,366	*	McDermott International, Inc	1,426,801
5,842	*	Midstates Petroleum Co, Inc	74,602
3,782	*,e	Montage Resources Corp	42,056
101,158		Murphy Oil Corp	2,755,544
287,438		Nabors Industries Ltd	1,006,033
256,310		National Oilwell Varco, Inc	6,699,943
6,426	*	Natural Gas Services Group, Inc	103,266
6,147	*	NCS Multistage Holdings, Inc	24,404
50,833	*	Newpark Resources, Inc	371,081
19,146	*	Nine Energy Service, Inc	385,409
172,789	*	Noble Corp plc	454,435
316,714		Noble Energy, Inc	8,570,281
59,980	e	Nordic American Tanker Shipping	128,357
119,373	*	Northern Oil And Gas, Inc	316,338
173,342	*	Oasis Petroleum, Inc	1,057,386
526,228		Occidental Petroleum Corp	30,984,305
56,126	*	Oceaneering International, Inc	1,077,619
37,144	*	Oil States International, Inc	717,622
288,650		ONEOK, Inc	19,607,994
25,842	*	Overseas Shipholding Group, Inc	47,032
9,875		Panhandle Oil and Gas, Inc (Class A)	148,125
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
18,063	*	Par Pacific Holdings, Inc	$352,951
190,516	*	Parsley Energy, Inc	3,802,699
134,449		Patterson-UTI Energy, Inc	1,827,162
84,347		PBF Energy, Inc	2,832,372
40,863	*	PDC Energy, Inc	1,777,132
49,634		Peabody Energy Corp	1,427,970
8,042	*	Penn Virginia Corp	361,086
289,817		Phillips 66	27,321,049
50,977	*	Pioneer Energy Services Corp	88,700
118,662		Pioneer Natural Resources Co	19,752,477
41,906	*	ProPetro Holding Corp	927,380
229,802	*	Questar Market Resources, Inc	1,728,111
134,853		Range Resources Corp	1,219,071
23,028	*	Renewable Energy Group, Inc	555,435
3,133	*	Rex American Resources Corp	264,770
9,218	*	RigNet, Inc	86,557
61,419	*	Ring Energy, Inc	318,150
34,279	e	RPC, Inc	352,731
21,991	*	SandRidge Energy, Inc	183,845
955,728		Schlumberger Ltd	40,790,471
45,437		Scorpio Tankers, Inc	1,171,366
19,352	*	SEACOR Holdings, Inc	861,938
8,251	*	SEACOR Marine Holdings, Inc	112,049
51,332	*	Select Energy Services, Inc	591,345
84,693		SemGroup Corp	1,106,091
89,233	e	Ship Finance International Ltd	1,138,613
3,507	*	SilverBow Resources, Inc	63,617
70,325		SM Energy Co	1,120,277
15,317	*,e	Smart Sand, Inc	60,196
51,656	e	Solaris Oilfield Infrastructure, Inc	877,635
372,511	*	Southwestern Energy Co	1,471,418
269,860	*	SRC Energy, Inc	1,659,639
101,192	*	Superior Energy Services	363,279
11,179	*	Talos Energy, Inc	332,016
150,350		Targa Resources Investments, Inc	6,036,552
32,401	e	Teekay Corp	134,788
105,010		Teekay Tankers Ltd (Class A)	114,461
110,593	*,e	Tellurian, Inc	1,050,633
74,342	*	Tetra Technologies, Inc	176,934
14,809	*	Tidewater, Inc	333,203
330,316	*	Transocean Ltd (NYSE)	2,596,284
36,658	*	Unit Corp	497,082
75,588	*,e	Uranium Energy Corp	106,579
84,372	e	US Silica Holdings, Inc	1,334,765
292,974		Valero Energy Corp	26,561,023
62,041	*	W&T Offshore, Inc	395,822
57,408	*,e	Whiting Petroleum Corp	1,572,405
828,911		Williams Cos, Inc	23,483,049
62,394		World Fuel Services Corp	1,924,855
240,446	*	WPX Energy, Inc	3,339,795
		TOTAL ENERGY	1,004,381,583
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FOOD & STAPLES RETAILING - 1.3%
15,325		Andersons, Inc	$501,128
23,087		Casey’s General Stores, Inc	3,055,564
10,609	*	Chefs’ Warehouse Holdings, Inc	346,702
307,737		Costco Wholesale Corp	75,558,666
8,756		Ingles Markets, Inc (Class A)	240,352
540,598		Kroger Co	13,936,616
10,727	*	Natural Grocers by Vitamin C	132,800
71,924	*	Performance Food Group Co	2,945,288
14,066		Pricesmart, Inc	841,288
34,916	*,e	Rite Aid Corp	319,832
16,561	*	Smart & Final Stores, Inc	108,143
22,179		Spartan Stores, Inc	358,634
94,195	*	Sprouts Farmers Market, Inc	2,017,657
330,573		Sysco Corp	23,262,422
58,226	*	United Natural Foods, Inc	752,280
146,623	*	US Foods Holding Corp	5,359,071
4,388		Village Super Market (Class A)	128,919
562,611		Walgreens Boots Alliance, Inc	30,139,071
988,224		Walmart, Inc	101,628,956
8,321		Weis Markets, Inc	349,898
		TOTAL FOOD & STAPLES RETAILING	261,983,287

FOOD, BEVERAGE & TOBACCO - 3.5%
72,443	*,e	22nd Century Group, Inc	158,650
1,515		Alico, Inc	42,087
1,325,068		Altria Group, Inc	71,990,944
395,431		Archer Daniels Midland Co	17,636,223
58,108	e	B&G Foods, Inc (Class A)	1,510,808
5,117	*	Boston Beer Co, Inc (Class A)	1,586,321
35,445		Brown-Forman Corp (Class A)	1,853,774
196,792		Brown-Forman Corp (Class B)	10,487,046
100,045		Bunge Ltd	5,243,358
14,630		Calavo Growers, Inc	1,401,700
29,725		Cal-Maine Foods, Inc	1,221,995
124,432		Campbell Soup Co	4,814,274
46,222	*,e	Castle Brands, Inc	29,564
2,543		Coca-Cola Bottling Co Consolidated	826,551
2,701,614		Coca-Cola Co	132,541,183
321,439		ConAgra Brands, Inc	9,893,892
108,549		Constellation Brands, Inc (Class A)	22,976,567
8,095	*	Craft Brewers Alliance, Inc	114,220
119,696	*	Darling International, Inc	2,610,570
99,683		Dean Foods Co	169,461
6,646	*	Farmer Bros Co	133,983
124,029		Flowers Foods, Inc	2,696,391
21,115		Fresh Del Monte Produce, Inc	623,104
13,444	*	Freshpet, Inc	600,409
407,947		General Mills, Inc	20,997,032
62,127	*	Hain Celestial Group, Inc	1,355,611
98,742		Hershey Co	12,327,939
184,393		Hormel Foods Corp	7,364,656
60,532	*	Hostess Brands, Inc	811,129
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
46,039		Ingredion, Inc	$4,362,195
13,534		J&J Snack Foods Corp	2,127,274
72,977		J.M. Smucker Co	8,949,170
5,079		John B. Sanfilippo & Son, Inc	366,247
166,958		Kellogg Co	10,067,567
125,943		Keurig Dr Pepper, Inc	3,661,163
416,788		Kraft Heinz Co	13,854,033
101,802		Lamb Weston Holdings, Inc	7,131,230
16,159		Lancaster Colony Corp	2,403,005
14,640	*	Landec Corp	153,866
10,216		Limoneira Co	233,333
82,694		McCormick & Co, Inc	12,732,395
7,667	e	MGP Ingredients, Inc	673,699
116,597		Molson Coors Brewing Co (Class B)	7,484,361
1,003,931		Mondelez International, Inc	51,049,891
270,412	*	Monster Beverage Corp	16,116,555
13,534	e	National Beverage Corp	757,904
992,576		PepsiCo, Inc	127,099,357
1,090,538		Philip Morris International, Inc	94,396,969
57,747	*	Pilgrim’s Pride Corp	1,553,972
40,253	*	Post Holdings, Inc	4,539,733
24,294	*	Primo Water Corp	382,631
21,673	*,e	Pyxus International, Inc	494,795
12,701		Sanderson Farms, Inc	1,925,853
208		Seaboard Corp	935,081
4,092	*	Seneca Foods Corp	101,277
62,229	*	Simply Good Foods Co	1,397,663
17,191	e	Tootsie Roll Industries, Inc	667,527
41,423	*	TreeHouse Foods, Inc	2,774,513
2,699		Turning Point Brands, Inc	115,436
197,608		Tyson Foods, Inc (Class A)	14,822,576
25,766		Universal Corp	1,387,757
103,921		Vector Group Ltd	990,367
		TOTAL FOOD, BEVERAGE & TOBACCO	729,728,837

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
1,197,964		Abbott Laboratories	95,310,016
29,187	*	Abiomed, Inc	8,096,766
61,947	*	Acadia Healthcare Co, Inc	1,983,543
77,257	*	Accuray, Inc	319,844
4,902	*	Addus HomeCare Corp	332,846
53,890	*	Align Technology, Inc	17,497,005
103,626	*	Allscripts Healthcare Solutions, Inc	1,022,789
16,618	*	Amedisys, Inc	2,124,113
7,363	*	American Renal Associates Holdings, Inc	50,657
105,839		AmerisourceBergen Corp	7,912,524
29,960	*	AMN Healthcare Services, Inc	1,559,718
21,854	*	Angiodynamics, Inc	448,881
77,964	*,e	Antares Pharma, Inc	209,723
181,510		Anthem, Inc	47,742,575
15,363	*,e	Apollo Medical Holdings, Inc	297,274
18,566	*	AtriCure, Inc	557,351
895		Atrion Corp	787,600
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
26,925	*	Avanos Medical, Inc	$1,129,504
48,972	*	AxoGen, Inc	1,149,863
353,723		Baxter International, Inc	26,989,065
184,495		Becton Dickinson & Co	44,415,326
66,882	*	BioScrip, Inc	128,413
23,156	*	BioTelemetry, Inc	1,259,686
972,282	*	Boston Scientific Corp	36,091,108
119,686	*	Brookdale Senior Living, Inc	739,659
26,893		Cantel Medical Corp	1,854,003
20,362	*	Capital Senior Living Corp	85,520
209,453		Cardinal Health, Inc	10,202,456
18,177	*	Cardiovascular Systems, Inc	646,011
40,860	*	Castlight Health, Inc	152,408
276,978	*	Centene Corp	14,280,986
214,881	*	Cerner Corp	14,278,842
65,503	*	Cerus Corp	401,533
10,737		Chemed Corp	3,508,637
261,382		Cigna Corp	41,517,917
6,695		Computer Programs & Systems, Inc	203,461
22,398		Conmed Corp	1,792,512
33,940		Cooper Cos, Inc	9,839,885
6,367	*	Corvel Corp	457,151
41,716	*	Covetrus, Inc	1,371,205
21,782	*	Cross Country Healthcare, Inc	153,563
17,940	*	CryoLife, Inc	550,040
15,737	*,e	CryoPort, Inc	221,420
7,473	*	Cutera, Inc	132,571
900,181		CVS Health Corp	48,951,843
18,074	*,e	CytoSorbents Corp	130,133
439,031		Danaher Corp	58,145,266
85,619	*	DaVita, Inc	4,729,594
153,876		Dentsply Sirona, Inc	7,867,680
60,482	*	DexCom, Inc	7,322,556
34,395	*	Diplomat Pharmacy, Inc	191,924
146,868	*	Edwards Lifesciences Corp	25,859,049
67,146		Encompass Health Corp	4,327,560
33,005		Ensign Group, Inc	1,700,418
84,675	*	Evolent Health, Inc	1,147,346
3,368	*	FONAR Corp	66,821
27,674	*	Genesis Health Care, Inc	35,976
28,490	*	GenMark Diagnostics, Inc	206,268
29,323	*	Glaukos Corp	2,115,068
56,139	*	Globus Medical, Inc	2,531,308
15,365	*,e	Guardant Health, Inc	1,006,561
32,599	*	Haemonetics Corp	2,845,241
188,952		HCA Holdings, Inc	24,040,363
37,490	*	HealthEquity, Inc	2,539,948
15,201		HealthStream, Inc	397,962
104,292	*	Henry Schein, Inc	6,680,946
3,685	*	Heska Corp	286,177
45,033		Hill-Rom Holdings, Inc	4,567,247
62,465	*	HMS Holdings Corp	1,900,810
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
191,608	*	Hologic, Inc	$8,886,779
94,352		Humana, Inc	24,098,444
9,614	*	ICU Medical, Inc	2,187,185
59,242	*	IDEXX Laboratories, Inc	13,744,144
10,894	*	Inogen, Inc	951,046
36,039	*,e	Inovalon Holdings, Inc	487,608
16,460	*	Inspire Medical Systems, Inc	850,817
38,908	*	Insulet Corp	3,355,815
18,994	*	Integer Holding Corp	1,312,295
55,133	*	Integra LifeSciences Holdings Corp	2,877,391
13,407	*	IntriCon Corp	313,322
79,332	*	Intuitive Surgical, Inc	40,509,299
22,488		Invacare Corp	166,411
14,733	*	iRhythm Technologies, Inc	1,124,275
69,490	*	Laboratory Corp of America Holdings	11,112,841
18,561	*	Lantheus Holdings, Inc	448,434
8,165		LeMaitre Vascular, Inc	235,805
18,883	*	LHC Group, Inc	2,098,090
35,125	*	LivaNova plc	2,419,761
24,626	*	Magellan Health Services, Inc	1,723,820
32,368	*	Masimo Corp	4,212,695
131,987		McKesson Corp	15,739,450
43,182	*	Medidata Solutions, Inc	3,901,062
63,563	*	MEDNAX, Inc	1,777,857
950,235		Medtronic plc	84,390,370
23,233		Meridian Bioscience, Inc	267,412
37,595	*	Merit Medical Systems, Inc	2,112,087
42,449	*	Molina Healthcare, Inc	5,502,664
6,667		National Healthcare Corp	502,892
5,812		National Research Corp	230,039
18,296	*	Natus Medical, Inc	489,601
35,686	*	Neogen Corp	2,164,713
21,357	*	Nevro Corp	1,317,940
29,806	*	NextGen Healthcare, Inc	560,055
57,177	*	Novocure Ltd	2,519,790
37,042	*	NuVasive, Inc	2,244,745
8,820	*	Nuvectra Corp	83,261
28,911	*	Omnicell, Inc	2,323,288
32,080	*	OraSure Technologies, Inc	303,477
10,157	*	Orthofix International NV	556,502
66,635		Owens & Minor, Inc	227,225
12,005	*	Oxford Immunotec Global plc	194,841
76,141		Patterson Cos, Inc	1,662,919
20,942	*,e	Penumbra, Inc	2,816,699
18,443	*	PetIQ, Inc	506,629
47,341	*	Premier, Inc	1,573,141
7,425	*	Providence Service Corp	492,500
6,289	*,e	Pulse Biosciences, Inc	100,750
91,361		Quest Diagnostics, Inc	8,805,373
30,342	*	Quidel Corp	1,940,067
53,906	*	R1 RCM, Inc	564,396
19,979	*	RadNet, Inc	241,946
96,685		Resmed, Inc	10,104,549
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
28,831	*,e	Rockwell Medical, Inc	$138,677
21,979	*	RTI Biologics, Inc	118,906
90,758	*	Select Medical Holdings Corp	1,304,192
157,592	*,e	Senseonics Holdings, Inc	367,189
7,713	*,e	SI-BONE, Inc	131,121
15,116	*	Sientra, Inc	127,277
5,738		Simulations Plus, Inc	129,277
26,702	*	Staar Surgical Co	867,281
58,868		STERIS plc	7,710,531
240,191		Stryker Corp	45,374,482
22,774	*,e	Surgery Partners, Inc	246,642
7,753	*	SurModics, Inc	336,790
11,232	*	Tabula Rasa HealthCare, Inc	598,216
16,440	*,e	Tactile Systems Technology, Inc	818,054
44,575	*	Tandem Diabetes Care, Inc	2,737,351
40,695	*,e	Teladoc, Inc	2,314,732
32,437		Teleflex, Inc	9,282,821
55,845	*	Tenet Healthcare Corp	1,223,006
42,675	*,e	Tivity Health, Inc	922,634
296,193	*,e	TransEnterix, Inc	592,386
13,217	*	Triple-S Management Corp (Class B)	300,290
672,124		UnitedHealth Group, Inc	156,651,941
58,722		Universal Health Services, Inc (Class B)	7,450,060
11,772		US Physical Therapy, Inc	1,371,320
1,407		Utah Medical Products, Inc	118,751
21,473	*	Varex Imaging Corp	705,173
62,851	*	Varian Medical Systems, Inc	8,558,421
87,177	*	Veeva Systems, Inc	12,193,447
37,597	*,e	ViewRay, Inc	261,675
37,161	*	Vocera Communications, Inc	1,183,578
33,522	*	WellCare Health Plans, Inc	8,660,409
49,079		West Pharmaceutical Services, Inc	6,075,489
92,225	*	Wright Medical Group NV	2,727,093
140,818		Zimmer Biomet Holdings, Inc	17,343,145
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,187,676,909

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
5,838	*,e	Central Garden & Pet Co	157,509
20,082	*	Central Garden and Pet Co (Class A)	491,607
163,664		Church & Dwight Co, Inc	12,266,617
84,623		Clorox Co	13,516,832
607,232		Colgate-Palmolive Co	44,200,417
302,795	e	Coty, Inc	3,276,242
46,791	*	Edgewell Personal Care Co	1,929,193
43,716	*	elf Beauty, Inc	559,128
45,649		Energizer Holdings, Inc	2,186,131
150,339		Estee Lauder Cos (Class A)	25,829,744
81,475	*	Herbalife Ltd	4,305,954
10,188		Inter Parfums, Inc	738,528
239,269		Kimberly-Clark Corp	30,717,354
7,034		Medifast, Inc	1,031,817
3,562	e	Natural Health Trends Corp	41,177
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,667	*	Nature’s Sunshine Products, Inc	$33,003
36,581		Nu Skin Enterprises, Inc (Class A)	1,860,875
2,427		Oil-Dri Corp of America	77,203
1,746,601		Procter & Gamble Co	185,978,075
7,650	*,e	Revlon, Inc (Class A)	163,327
36,491		Spectrum Brands Holdings, Inc	2,246,751
10,892	*	USANA Health Sciences, Inc	909,046
8,963		WD-40 Co	1,508,025
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	334,024,555

INSURANCE - 4.1%
527,831		Aflac, Inc	26,592,126
9,633		Alleghany Corp	6,327,725
235,170		Allstate Corp	23,295,940
25,630	*	AMBAC Financial Group, Inc	479,281
64,678		American Equity Investment Life Holding Co	1,902,180
50,048		American Financial Group, Inc	5,181,469
622,683		American International Group, Inc	29,621,030
5,833		American National Insurance Co	660,821
10,952		Amerisafe, Inc	648,577
168,741		Aon plc	30,397,004
273,578	*	Arch Capital Group Ltd	9,241,465
27,532		Argo Group International Holdings Ltd	2,149,423
118,037		Arthur J. Gallagher & Co	9,870,254
36,896		Assurant, Inc	3,505,120
67,712		Assured Guaranty Ltd	3,229,862
108,799	*	Athene Holding Ltd	4,913,363
56,271		Axis Capital Holdings Ltd	3,199,006
1,361,729	*	Berkshire Hathaway, Inc (Class B)	295,100,291
89,614	*	Brighthouse Financial, Inc	3,744,969
158,594		Brown & Brown, Inc	5,035,360
323,227		Chubb Ltd	46,932,560
102,334		Cincinnati Financial Corp	9,842,484
30,580	*,e	Citizens, Inc (Class A)	206,721
29,299		CNA Financial Corp	1,357,423
95,976		Conseco, Inc	1,588,403
5,206		Crawford & Co (Class B)	45,917
3,298		Donegal Group, Inc (Class A)	44,523
21,546	*	eHealth, Inc	1,308,704
4,497		EMC Insurance Group, Inc	144,399
29,800		Employers Holdings, Inc	1,279,016
7,413	*	Enstar Group Ltd	1,314,028
18,500		Erie Indemnity Co (Class A)	3,502,420
27,789		Everest Re Group Ltd	6,544,310
6,784		FBL Financial Group, Inc (Class A)	423,797
5,573		FedNat Holding Co	90,673
75,141		First American Financial Corp	4,287,545
179,551		FNF Group	7,173,062
422,628	*	Genworth Financial, Inc (Class A)	1,601,760
4,548		Global Indemnity Ltd	140,078
5,733	e	Goosehead Insurance, Inc	174,685
25,461	*	Greenlight Capital Re Ltd (Class A)	305,023
5,450	*	Hallmark Financial Services	62,566
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
29,697		Hanover Insurance Group, Inc	$3,581,755
243,702		Hartford Financial Services Group, Inc	12,748,052
4,292		HCI Group, Inc	182,925
8,315	*,e	Health Insurance Innovations, Inc	193,906
16,420		Heritage Insurance Holdings, Inc	223,969
36,897		Horace Mann Educators Corp	1,423,486
2,693		Independence Holding Co	103,088
714		Investors Title Co	120,609
14,513		James River Group Holdings Ltd	612,739
36,977		Kemper Corp	3,323,493
5,257		Kingstone Cos, Inc	61,034
11,675		Kinsale Capital Group, Inc	847,605
145,689		Lincoln National Corp	9,720,370
196,929		Loews Corp	10,100,488
42,125		Maiden Holdings Ltd	27,529
9,299	*	Markel Corp	9,963,972
360,723		Marsh & McLennan Cos, Inc	34,012,572
109,955	*	MBIA, Inc	1,063,265
25,085		Mercury General Corp	1,349,071
579,497		Metlife, Inc	26,732,197
36,305		National General Holdings Corp	894,918
1,316		National Western Life Group, Inc	351,004
20,715		Navigators Group, Inc	1,448,807
5,460	*	NI Holdings, Inc	87,524
199,216		Old Republic International Corp	4,454,470
27,823		Primerica, Inc	3,625,059
183,183		Principal Financial Group	10,470,740
43,085		ProAssurance Corp	1,616,980
403,882		Progressive Corp	31,563,378
3,561		Protective Insurance Corp	57,866
282,596		Prudential Financial, Inc	29,873,223
43,499		Reinsurance Group of America, Inc (Class A)	6,590,534
26,199		RenaissanceRe Holdings Ltd	4,070,277
29,104		RLI Corp	2,367,028
8,764		Safety Insurance Group, Inc	814,351
42,986		Selective Insurance Group, Inc	3,065,332
8,438		State Auto Financial Corp	283,770
23,986		Stewart Information Services Corp	1,019,645
62,056	*	Third Point Reinsurance Ltd	720,470
13,470		Tiptree Financial, Inc	76,779
76,985		Torchmark Corp	6,748,505
187,044		Travelers Cos, Inc	26,887,575
26,523	*,e	Trupanion, Inc	869,954
12,504		United Fire & Casualty Co	545,299
11,214		United Insurance Holdings Corp	171,798
19,741		Universal Insurance Holdings, Inc	588,084
132,877		UnumProvident Corp	4,905,819
105,117		W.R. Berkley Corp	6,443,672
2,161		White Mountains Insurance Group Ltd	2,029,265
91,669		Willis Towers Watson plc	16,898,263
		TOTAL INSURANCE	839,397,877
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
MATERIALS - 2.9%
13,762	e	Advanced Emissions Solutions, Inc	$155,511
30,986	*	AdvanSix, Inc	936,707
15,502	*,e	AgroFresh Solutions, Inc	49,451
154,786		Air Products & Chemicals, Inc	31,853,411
205,145	*,e	AK Steel Holding Corp	496,451
70,819		Albemarle Corp	5,315,674
134,964	*	Alcoa Corp	3,600,840
77,659	*	Allegheny Technologies, Inc	1,935,262
16,190		American Vanguard Corp	254,831
22,879	*,e	Amyris, Inc	102,498
45,569		Aptargroup, Inc	5,069,096
15,791		Ardagh Group S.A.	219,179
43,525		Ashland Global Holdings, Inc	3,505,068
62,209		Avery Dennison Corp	6,883,426
139,288	*	Axalta Coating Systems Ltd	3,757,990
19,658		Balchem Corp	1,995,484
235,670		Ball Corp	14,126,060
65,745		Bemis Co, Inc	3,775,078
83,308	*	Berry Plastics Group, Inc	4,898,510
21,980		Boise Cascade Co	608,626
46,783		Cabot Corp	2,123,013
36,129		Carpenter Technology Corp	1,794,527
91,245		Celanese Corp (Series A)	9,844,423
36,542	*	Century Aluminum Co	307,318
164,742		CF Industries Holdings, Inc	7,377,147
4,273		Chase Corp	400,252
112,161		Chemours Co	4,038,918
8,677	*	Clearwater Paper Corp	175,015
191,026	e	Cleveland-Cliffs, Inc	1,908,350
167,855	*	Coeur Mining, Inc	605,957
66,633		Commercial Metals Co	1,152,085
31,429		Compass Minerals International, Inc	1,803,710
88,762	*	Crown Holdings, Inc	5,159,735
35,790		Domtar Corp	1,750,131
526,403	*	Dow, Inc	29,862,842
1,579,210		DowDuPont, Inc	60,720,624
32,598		Eagle Materials, Inc	2,963,484
94,831		Eastman Chemical Co	7,480,269
178,873		Ecolab, Inc	32,926,942
128,955	*	Element Solutions, Inc	1,400,451
72,672	*	Ferro Corp	1,298,649
48,283	*	Ferroglobe plc	0
36,699	*,e	Flotek Industries, Inc	131,015
91,936		FMC Corp	7,268,460
998,655		Freeport-McMoRan Copper & Gold, Inc (Class B)	12,293,443
15,859	*	FutureFuel Corp	232,969
42,525	*	GCP Applied Technologies, Inc	1,224,295
32,953	*	Gold Resource Corp	120,608
187,144		Graphic Packaging Holding Co	2,597,559
14,789		Greif, Inc (Class A)	584,461
3,341		Greif, Inc (Class B)	162,540
28,896		H.B. Fuller Co	1,415,037
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,224		Hawkins, Inc	$192,818
6,888		Haynes International, Inc	222,551
310,426		Hecla Mining Co	651,895
135,308		Huntsman Corp	3,009,250
30,404	*	Ingevity Corp	3,496,764
10,724		Innophos Holdings, Inc	345,206
13,629		Innospec, Inc	1,156,012
71,725		International Flavors & Fragrances, Inc	9,882,988
283,891		International Paper Co	13,288,938
58,154	*	Intrepid Potash, Inc	216,333
14,606		Kaiser Aluminum Corp	1,437,230
11,753	*	Koppers Holdings, Inc	314,275
17,111	*	Kraton Polymers LLC	561,583
17,013		Kronos Worldwide, Inc	231,377
387,143		Linde plc	69,786,397
120,495	*	Livent Corp	1,298,936
107,639		Louisiana-Pacific Corp	2,696,357
28,845	*	LSB Industries, Inc	168,743
216,810		LyondellBasell Industries AF S.C.A	19,129,146
43,269		Martin Marietta Materials, Inc	9,601,391
20,875		Materion Corp	1,211,376
30,127		Minerals Technologies, Inc	1,891,072
233,241		Mosaic Co	6,089,923
23,197		Myers Industries, Inc	414,994
14,710		Neenah Paper, Inc	998,073
5,902		NewMarket Corp	2,476,361
574,178		Newmont Mining Corp	17,833,969
215,124		Nucor Corp	12,277,127
110,834		Olin Corp	2,403,989
5,433		Olympic Steel, Inc	88,123
22,913	*	Omnova Solutions, Inc	169,556
127,602		Owens-Illinois, Inc	2,521,416
59,515		Packaging Corp of America	5,901,507
23,735		PH Glatfelter Co	374,538
63,916		PolyOne Corp	1,766,638
164,435		PPG Industries, Inc	19,321,112
16,888	*	PQ Group Holdings, Inc	266,999
9,480		Quaker Chemical Corp	2,121,814
6,364	*,e	Ramaco Resources, Inc	42,766
47,440		Rayonier Advanced Materials, Inc	704,010
46,436		Reliance Steel & Aluminum Co	4,270,255
45,224		Royal Gold, Inc	3,937,201
93,745		RPM International, Inc	5,685,634
10,810	*	Ryerson Holding Corp	93,506
14,837		Schnitzer Steel Industries, Inc (Class A)	351,934
21,442		Schweitzer-Mauduit International, Inc	762,692
25,115		Scotts Miracle-Gro Co (Class A)	2,135,277
103,828		Sealed Air Corp	4,840,461
33,065		Sensient Technologies Corp	2,318,518
58,119		Sherwin-Williams Co	26,434,265
62,594		Silgan Holdings, Inc	1,874,064
68,597		Sonoco Products Co	4,325,727
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
56,425		Southern Copper Corp (NY)	$2,167,848
138,708		Steel Dynamics, Inc	4,394,269
18,001		Stepan Co	1,665,813
104,994	*	Summit Materials, Inc	1,839,495
35,638	*	SunCoke Energy, Inc	306,843
27,146	*	TimkenSteel Corp	275,260
8,363	*	Trecora Resources	78,194
14,895		Tredegar Corp	268,408
27,387		Trinseo S.A.	1,231,046
59,635		Tronox Holdings plc	843,239
2,989	*	UFP Technologies, Inc	108,800
765		United States Lime & Minerals, Inc	61,904
111,376		United States Steel Corp	1,737,466
10,690	*,e	US Concrete, Inc	503,820
19,740		Valhi, Inc	49,547
139,656		Valvoline, Inc	2,583,636
27,564	*	Verso Corp	615,228
85,308		Vulcan Materials Co	10,758,192
45,953		Warrior Met Coal, Inc	1,424,543
28,248		Westlake Chemical Corp	1,970,298
184,046		WestRock Co	7,063,685
42,569	*	Worthington Industries, Inc	1,708,294
47,608		WR Grace and Co	3,598,213
		TOTAL MATERIALS	609,510,510

MEDIA & ENTERTAINMENT - 7.5%
520,723		Activision Blizzard, Inc	25,104,056
209,822	*	Alphabet, Inc (Class A)	251,568,185
213,881	*	Alphabet, Inc (Class C)	254,193,291
32,802	e	AMC Entertainment Holdings, Inc	497,278
31,079	*	AMC Networks, Inc	1,815,324
2,685		Cable One, Inc	2,847,523
8,556	*	Care.com, Inc	143,313
45,599	*	Cargurus, Inc	1,857,703
40,872	*	Cars.com, Inc	850,546
226,620		CBS Corp (Class B)	11,618,807
42,955	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	170,102
118,788	*	Charter Communications, Inc	44,092,918
73,668		Cinemark Holdings, Inc	3,097,739
41,313	*	Clear Channel Outdoor Holdings, Inc (Class A)	202,021
3,155,692		Comcast Corp (Class A)	137,367,273
430	*,e	Daily Journal Corp	95,890
95,570	*,e	Discovery, Inc (Class A)	2,953,113
235,870	*	Discovery, Inc (Class C)	6,783,621
155,886	*	DISH Network Corp (Class A)	5,474,716
205,078	*	Electronic Arts, Inc	19,410,633
10,428		Emerald Expositions Events, Inc	146,513
147,439		Entercom Communications Corp (Class A)	1,014,380
39,200		Entravision Communications Corp (Class A)	112,504
15,307	*,e	Eros International plc	132,865
33,061		EW Scripps Co (Class A)	753,460
1,666,476	*	Facebook, Inc	322,296,458
12,801	*,e	Fluent, Inc	89,991
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
240,603	*	Fox Corp (Class A)	$9,381,111
111,991	*	Fox Corp (Class B)	4,311,654
121,803		Gannett Co, Inc	1,136,422
75,502	*	GCI Liberty, Inc	4,501,429
118,416	*	Glu Mobile, Inc	1,295,471
76,684	*	Gray Television, Inc	1,796,706
8,609	*	Hemisphere Media Group, Inc	125,778
51,592	*	IAC/InterActiveCorp	11,599,945
58,238	*	Imax Corp	1,419,842
273,233		Interpublic Group of Cos, Inc	6,284,359
37,914		John Wiley & Sons, Inc (Class A)	1,750,869
6,199	*	Liberty Braves Group (Class A)	175,804
25,562	*	Liberty Braves Group (Class C)	719,570
14,538	*	Liberty Broadband Corp (Class A)	1,430,394
72,401	*	Liberty Broadband Corp (Class C)	7,146,703
26,301	*	Liberty Latin America Ltd (Class A)	550,480
69,901	*	Liberty Latin America Ltd (Class C)	1,456,737
14,697	*	Liberty Media Group (Class A)	554,959
142,448	*	Liberty Media Group (Class C)	5,528,407
54,500	*	Liberty SiriusXM Group (Class A)	2,176,730
108,064	*	Liberty SiriusXM Group (Class C)	4,339,850
39,543	*	Liberty TripAdvisor Holdings, Inc	582,864
29,548	e	Lions Gate Entertainment Corp (Class A)	431,105
62,025	e	Lions Gate Entertainment Corp (Class B)	843,540
98,001	*	Live Nation, Inc	6,403,385
16,831	*,e	LiveXLive Media, Inc	83,650
8,869	*	Loral Space & Communications, Inc	326,557
13,618	*	Madison Square Garden Co	4,254,808
25,417		Marcus Corp	956,188
32,025	e	Match Group, Inc	1,934,310
31,081	*	MDC Partners, Inc	65,270
35,850	*	Meet Group, Inc	199,326
22,587	e	Meredith Corp	1,332,633
37,843	*	MSG Networks, Inc	871,524
42,675		National CineMedia, Inc	297,872
291,588	*	NetFlix, Inc	108,045,018
56,663		New Media Investment Group, Inc	605,727
94,480		New York Times Co (Class A)	3,132,012
272,145		News Corp (Class A)	3,380,041
69,125		News Corp (Class B)	863,371
31,228		Nexstar Broadcasting Group, Inc (Class A)	3,655,237
156,551		Omnicom Group, Inc	12,528,777
51,008	*	QuinStreet, Inc	727,884
6,859	*	Reading International, Inc	104,668
12,372	*	Rosetta Stone, Inc	312,022
1,398		Saga Communications, Inc	44,848
15,698		Scholastic Corp	626,036
44,983		Sinclair Broadcast Group, Inc (Class A)	2,059,772
1,198,999	e	Sirius XM Holdings, Inc	6,966,184
75,538	*	Take-Two Interactive Software, Inc	7,314,345
8,199	*	TechTarget, Inc	136,841
161,572		TEGNA, Inc	2,572,226
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
59,934		Tribune Co	$2,768,951
12,348	*	Tribune Publishing Co	132,864
74,790	*	TripAdvisor, Inc	3,981,072
87,124	*	TrueCar, Inc	561,079
494,861	*	Twitter, Inc	19,749,903
8,711		Viacom, Inc (Class A)	301,836
241,563		Viacom, Inc (Class B)	6,983,586
1,227,718		Walt Disney Co	168,160,534
19,514	*	WideOpenWest, Inc	155,917
26,840		World Wrestling Entertainment, Inc (Class A)	2,250,534
57,350	*	Yelp, Inc	2,297,441
34,479	*	Zillow Group, Inc (Class A)	1,145,048
86,550	*,e	Zillow Group, Inc (Class C)	2,890,770
569,004	*	Zynga, Inc	3,220,563
		TOTAL MEDIA & ENTERTAINMENT	1,548,631,582

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
1,062,560		AbbVie, Inc	84,356,638
53,224	*,e	Abeona Therapeutics, Inc	409,825
81,984	*	Acadia Pharmaceuticals, Inc	1,971,715
15,310	*,e	Accelerate Diagnostics, Inc	298,545
32,735	*	Acceleron Pharma, Inc	1,333,297
66,376	*	Achillion Pharmaceuticals, Inc	196,473
12,522	*	Aclaris Therapeutics, Inc	78,889
24,842	*	Acorda Therapeutics, Inc	259,599
29,270	*,e	Adamas Pharmaceuticals, Inc	184,986
24,099	*	Aduro Biotech, Inc	98,565
34,109	*	Adverum Biotechnologies, Inc	220,003
22,444	*	Aerie Pharmaceuticals, Inc	856,239
48,384	*	Agenus, Inc	124,347
5,663	*,e	AgeX Therapeutics, Inc	25,823
217,788		Agilent Technologies, Inc	17,096,358
31,569	*	Agios Pharmaceuticals, Inc	1,765,338
45,447	*,e	Aimmune Therapeutics, Inc	915,303
8,200	*,e	Akcea Therapeutics, Inc	205,738
44,506	*	Akebia Therapeutics, Inc	268,816
56,071	*	Akorn, Inc	151,392
5,626	*	Albireo Pharma, Inc	193,647
37,404	*	Alder Biopharmaceuticals, Inc	508,320
150,354	*	Alexion Pharmaceuticals, Inc	20,467,690
112,466	*	Alkermes plc	3,409,969
19,451	*,e	Allakos, Inc	762,674
239,861		Allergan plc	35,259,567
13,161	*,e	Allogene Therapeutics, Inc	394,172
67,856	*	Alnylam Pharmaceuticals, Inc	6,062,255
22,367	*	AMAG Pharmaceuticals, Inc	249,616
441,178		Amgen, Inc	79,112,039
128,940	*	Amicus Therapeutics, Inc	1,720,060
53,564	*	Amneal Pharmaceuticals, Inc	689,369
20,326	*	Amphastar Pharmaceuticals, Inc	438,838
19,342	*	AnaptysBio, Inc	1,406,550
4,747	*	ANI Pharmaceuticals, Inc	336,942
8,514	*	Anika Therapeutics, Inc	271,171
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,306	*	Apellis Pharmaceuticals, Inc	$441,882
21,703	*	Aratana Therapeutics, Inc	102,004
21,858	*	Arbutus Biopharma Corp	58,798
20,369	*,e	Arcus Biosciences, Inc	197,987
20,670	*	Ardelyx, Inc	70,278
34,420	*	Arena Pharmaceuticals, Inc	1,574,715
54,090	*	Arqule, Inc	322,917
140,332	*	Array Biopharma, Inc	3,172,907
86,447	*,e	Arrowhead Research Corp	1,554,317
9,360	*	Assembly Biosciences, Inc	147,701
36,183	*	Assertio Therapeutics, Inc	150,883
28,032	*	Atara Biotherapeutics, Inc	941,875
25,792	*,e	Athenex, Inc	254,825
56,949	*,e	Athersys, Inc	88,271
38,341	*	Audentes Therapeutics, Inc	1,448,906
72,779	*,e	AVEO Pharmaceuticals, Inc	67,168
21,522	*	Avid Bioservices, Inc	103,090
3,474	*	Avrobio, Inc	65,346
16,908	*	Bellicum Pharmaceuticals, Inc	51,569
57,028	*	BioCryst Pharmaceuticals, Inc	423,718
137,637	*	Biogen Idec, Inc	31,551,906
30,347	*	Biohaven Pharmaceutical Holding Co Ltd	1,816,268
120,874	*	BioMarin Pharmaceutical, Inc	10,338,353
14,788	*	Bio-Rad Laboratories, Inc (Class A)	4,450,153
3,096	*	Biospecifics Technologies Corp	207,432
24,911		Bio-Techne Corp	5,096,541
56,636	*,e	BioTime, Inc	70,229
38,726	*,e	Bluebird Bio, Inc	5,492,509
31,931	*	Blueprint Medicines Corp	2,414,303
1,147,652		Bristol-Myers Squibb Co	53,285,482
76,798		Bruker BioSciences Corp	2,964,403
18,171	*	Calithera Biosciences, Inc	111,933
4,536	*,e	Calyxt, Inc	72,349
28,630	*	Cambrex Corp	1,231,663
20,185	*,e	Cara Therapeutics, Inc	385,130
40,172	*	CareDx, Inc	1,093,080
31,091	*,e	CASI Pharmaceuticals, Inc	101,357
98,799	*	Catalent, Inc	4,428,171
75,099	*	Catalyst Pharmaceuticals, Inc	431,068
490,199	*	Celgene Corp	46,402,237
32,761	*	Charles River Laboratories International, Inc	4,601,938
15,298	*	ChemoCentryx, Inc	203,004
21,278	*	Chimerix, Inc	57,451
14,257	*,e	Clearside Biomedical, Inc	17,679
34,312	*	Clovis Oncology, Inc	626,880
24,762	*	Codexis, Inc	487,811
32,551	*	Coherus Biosciences, Inc	518,212
14,552	*	Collegium Pharmaceutical, Inc	202,709
11,969	*	Concert Pharmaceuticals, Inc	123,041
28,930	*,e	Corbus Pharmaceuticals Holdings, Inc	206,560
60,315	*	Corcept Therapeutics, Inc	746,700
11,427	*,e	Corium International, Inc	2,057
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,018	*	Corvus Pharmaceuticals, Inc	$21,226
31,469	*,e	CTI BioPharma Corp	30,833
10,892	*	Cyclerion Therapeutics, Inc	165,885
36,556	*	Cymabay Therapeutics, Inc	468,282
24,798	*	Cytokinetics, Inc	218,718
28,418	*	CytomX Therapeutics, Inc	270,255
5,013	*,e	Deciphera Pharmaceuticals, Inc	115,299
27,144	*,e	Denali Therapeutics, Inc	664,214
21,699	*,e	Dermira, Inc	240,642
27,581	*	Dicerna Pharmaceuticals, Inc	357,450
2,826	*,e	Dova Pharmaceuticals, Inc	25,999
46,488	*	Durect Corp	25,638
42,801	*,e	Dynavax Technologies Corp	284,627
11,242	*	Eagle Pharmaceuticals, Inc	577,951
28,276	*	Editas Medicine, Inc	699,831
222,168	*	Elanco Animal Health, Inc	6,998,292
618,724		Eli Lilly & Co	72,415,457
13,367	*,e	Eloxx Pharmaceuticals, Inc	159,602
39,051	*	Emergent Biosolutions, Inc	2,018,156
13,523	*	Enanta Pharmaceuticals, Inc	1,179,070
146,720	*	Endo International plc	1,100,400
25,112	*	Enzo Biochem, Inc	87,139
28,439	*	Epizyme, Inc	352,928
24,015	*,e	Esperion Thereapeutics, Inc	1,035,046
21,747	*,e	Evolus, Inc	530,192
82,027	*	Exact Sciences Corp	8,095,245
193,217	*	Exelixis, Inc	3,798,646
55,910	*	Fate Therapeutics, Inc	939,288
56,867	*	FibroGen, Inc	2,657,395
15,829	*	Five Prime Therapeutics, Inc	175,385
39,018	*,e	Flexion Therapeutics, Inc	413,591
19,596	*	Fluidigm Corp	269,249
12,649	*	G1 Therapeutics, Inc	270,689
14,710	*	Genomic Health, Inc	946,294
99,875	*,e	Geron Corp	181,772
886,442		Gilead Sciences, Inc	57,654,188
43,400	*	Global Blood Therapeutics, Inc	2,404,360
20,830	*	GlycoMimetics Inc	253,501
79,010	*	Halozyme Therapeutics, Inc	1,274,431
58,607	*	Heron Therapeutics, Inc	1,270,600
10,856	*	Homology Medicines, Inc	233,621
129,280	*	Horizon Pharma plc	3,300,518
10,451	*,e	Idera Pharmaceuticals, Inc	31,457
101,864	*	Illumina, Inc	31,781,568
143,627	*	Immunogen, Inc	343,269
109,280	*,e	Immunomedics, Inc	1,750,666
123,772	*	Incyte Corp	9,505,690
43,339	*	Innoviva, Inc	608,046
45,252	*,e	Inovio Pharmaceuticals, Inc	170,148
65,711	*	Insmed, Inc	2,000,243
14,395	*,e	Insys Therapeutics, Inc	61,898
35,962	*,e	Intellia Therapeutics, Inc	553,096
13,549	*,e	Intercept Pharmaceuticals, Inc	1,167,653
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,781	*	Intersect ENT, Inc	$480,235
24,570	*	Intra-Cellular Therapies, Inc	323,587
67,570	*,e	Intrexon Corp	292,578
69,391	*	Invitae Corp	1,639,015
86,418	*	Ionis Pharmaceuticals, Inc	6,423,450
101,631	*	Iovance Biotherapeutics, Inc	1,158,593
119,818	*	IQVIA Holdings, Inc	16,642,720
108,922	*	Ironwood Pharmaceuticals, Inc	1,295,083
40,491	*	Jazz Pharmaceuticals plc	5,254,517
1,888,275		Johnson & Johnson	266,624,430
8,024	*	Jounce Therapeutics, Inc	45,576
43,056	*,e	Kadmon Holdings, Inc	101,182
10,732	*	Kala Pharmaceuticals, Inc	83,280
30,034	*	Karyopharm Therapeutics, Inc	140,259
11,670	*	Kindred Biosciences, Inc	103,746
10,817	*	Kura Oncology, Inc	163,769
9,941	*,e	La Jolla Pharmaceutical Co	80,025
54,719	*,e	Lannett Co, Inc	420,789
23,392	*,e	Lexicon Pharmaceuticals, Inc	135,674
12,831	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,614,781
24,097		Luminex Corp	549,653
24,962	*	MacroGenics, Inc	418,613
8,652	*	Madrigal Pharmaceuticals, Inc	917,804
74,469	*	Mallinckrodt plc	1,151,291
87,668	*,e	MannKind Corp	135,009
22,791	*	Marinus Pharmaceuticals, Inc	112,588
42,327	*,e	Medicines Co	1,352,348
14,055	*,e	MediciNova, Inc	157,416
12,580	*	Medpace Holdings, Inc	706,619
1,239	*,e	Melinta Therapeutics, Inc	5,427
4,587	*	Menlo Therapeutics, Inc	33,026
1,821,035		Merck & Co, Inc	143,333,665
16,680	*	Mettler-Toledo International, Inc	12,430,937
17,960	*	Minerva Neurosciences, Inc	132,365
7,485	*,e	Miragen Therapeutics, Inc	21,931
19,884	*	Mirati Therapeutics, Inc	1,182,899
14,892	*,e	Moderna, Inc	387,639
63,221	*	Momenta Pharmaceuticals, Inc	884,462
364,527	*	Mylan NV	9,838,584
27,515	*	MyoKardia, Inc	1,320,170
50,516	*	Myriad Genetics, Inc	1,590,244
16,889	*	NanoString Technologies, Inc	438,607
17,925	*,e	NantKwest, Inc	20,076
41,701	*	Natera, Inc	796,906
105,902	*	Nektar Therapeutics	3,390,982
66,492	*	NeoGenomics, Inc	1,385,028
12,513	*,e	Neos Therapeutics, Inc	30,156
64,918	*	Neurocrine Biosciences, Inc	4,689,676
17,155	*,e	NewLink Genetics Corp	29,335
268,970	*,e	Novavax, Inc	142,904
14,434	*,e	Nymox Pharmaceutical Corp	26,414
14,594	*,e	Ocular Therapeutix, Inc	54,727
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
53,171	*,e	Omeros Corp	$1,001,742
344,433	*,e	Opko Health, Inc	823,195
3,379	*,e	Optinose, Inc	33,655
60,397	*,e	Organovo Holdings, Inc	60,397
128,534	*	Pacific Biosciences of California, Inc	949,866
33,924	*	Pacira Pharmaceuticals, Inc	1,350,854
12,933	*,e	Paratek Pharmaceuticals, Inc	71,261
102,482	*	PDL BioPharma, Inc	335,116
71,364	*	PerkinElmer, Inc	6,839,526
81,397		Perrigo Co plc	3,900,544
4,013,977		Pfizer, Inc	163,007,606
11,429		Phibro Animal Health Corp	396,701
18,324	*	Pieris Pharmaceuticals, Inc	54,789
5,383	*,e	PolarityTE, Inc	48,662
68,719	*,e	Portola Pharmaceuticals, Inc	2,425,781
39,580	*	PRA Health Sciences, Inc	3,832,136
50,206	*	Prestige Brands Holdings, Inc	1,477,061
43,814	*	Progenics Pharmaceuticals, Inc	225,204
25,653	*	Prothena Corp plc	266,791
36,903	*	PTC Therapeutics, Inc	1,380,910
18,291	*	Puma Biotechnology, Inc	587,507
162,577	*	QIAGEN NV	6,334,000
6,130	*	Ra Pharmaceuticals, Inc	136,086
40,171	*	Radius Health, Inc	884,565
11,386	*	Reata Pharmaceuticals, Inc	893,346
6,329	*	Recro Pharma, Inc	55,252
55,571	*	Regeneron Pharmaceuticals, Inc	19,068,633
31,576	*	REGENXBIO, Inc	1,591,430
32,976	*	Repligen Corp	2,221,923
21,376	*	Retrophin, Inc	407,854
16,889	*	Revance Therapeutics, Inc	223,610
9,577	*	Rhythm Pharmaceuticals, Inc	242,107
86,156	*	Rigel Pharmaceuticals, Inc	192,128
12,963	*,e	Rocket Pharmaceuticals, Inc	240,593
7,605	*,e	Rubius Therapeutics, Inc	133,011
32,719	*	Sage Therapeutics, Inc	5,504,317
124,306	*	Sangamo Biosciences, Inc	1,453,137
48,825	*	Sarepta Therapeutics, Inc	5,709,595
15,543	*	Savara, Inc	165,999
76,378	*	Seattle Genetics, Inc	5,176,901
6,597	*,e	Selecta Biosciences, Inc	14,184
13,358	*,e	Seres Therapeutics, Inc	87,361
2,750	*,e	Sienna Biopharmaceuticals, Inc	5,115
31,728	*	SIGA Technologies, Inc	166,255
5,595	*,e	Solid Biosciences, Inc	50,803
53,979	*,e	Sorrento Therapeutics, Inc	197,023
23,021	*	Spark Therapeutics, Inc	2,456,110
115,826	*	Spectrum Pharmaceuticals, Inc	1,085,290
14,585	*	Stemline Therapeutics, Inc	218,775
30,987	*	Supernus Pharmaceuticals, Inc	1,138,153
6,892	*	Syndax Pharmaceuticals, Inc	49,278
43,295	*	Syneos Health, Inc	2,031,834
7,073	*	Syros Pharmaceuticals, Inc	51,138
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,512	*,e	T2 Biosystems, Inc	$60,426
21,815	*,e	Teligent, Inc	21,377
28,326	*	Tetraphase Pharmaceuticals, Inc	30,026
45,895	*,e	TG Therapeutics, Inc	364,865
222,623	*,e	TherapeuticsMD, Inc	957,279
23,811	*	Theravance Biopharma, Inc	567,892
280,150		Thermo Fisher Scientific, Inc	77,727,617
10,529	*,e	Tocagen, Inc	104,027
6,260	*	Tricida, Inc	214,468
37,779	*	Ultragenyx Pharmaceutical, Inc	2,493,414
30,384	*	United Therapeutics Corp	3,116,487
11,976	*,e	UNITY Biotechnology, Inc	98,562
43,287	*	Vanda Pharmaceuticals, Inc	705,145
35,705	*	Veracyte, Inc	816,573
111,752	*,e	Verastem, Inc	238,032
54,342	*	Vericel Corp	923,271
177,393	*	Vertex Pharmaceuticals, Inc	29,975,869
58,489	*,e	Viking Therapeutics, Inc	457,969
18,311	*	Voyager Therapeutics, Inc	386,362
53,272	*	Waters Corp	11,375,703
11,082	*,e	WaVe Life Sciences Pte Ltd	294,005
28,502	*	Xencor, Inc	875,296
13,274	*	Zafgen, Inc	33,981
109,983	*,e	ZIOPHARM Oncology, Inc	486,125
344,072		Zoetis, Inc	35,040,292
36,547	*,e	Zogenix, Inc	1,424,968
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,581,970,104

REAL ESTATE - 3.9%
47,916		Acadia Realty Trust	1,353,148
26,419		Agree Realty Corp	1,729,652
58,662		Alexander & Baldwin, Inc	1,385,596
2,407		Alexander’s, Inc	913,769
72,571		Alexandria Real Estate Equities, Inc	10,333,385
6,851	*,e	Altisource Portfolio Solutions S.A.	162,163
37,614		American Assets Trust, Inc	1,737,391
95,665		American Campus Communities, Inc	4,515,388
182,809		American Homes 4 Rent	4,383,760
309,570		American Tower Corp	60,459,021
86,678		Americold Realty Trust	2,774,563
89,740		Apartment Investment & Management Co	4,429,566
157,000		Apple Hospitality REIT, Inc	2,582,650
26,867		Armada Hoffler Properties, Inc	433,902
44,053		Ashford Hospitality Trust, Inc	242,732
98,102		AvalonBay Communities, Inc	19,711,635
24,630		Bluerock Residential Growth REIT, Inc	276,102
103,788		Boston Properties, Inc	14,283,305
14,516		BraeMar Hotels & Resorts, Inc	201,772
98,959		Brandywine Realty Trust	1,522,979
175,869		Brixmor Property Group, Inc	3,144,538
109,076		Brookfield Property REIT, Inc	2,272,053
60,296		Camden Property Trust	6,068,792
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
69,365		CareTrust REIT, Inc	$1,682,101
38,283		CatchMark Timber Trust, Inc	382,830
122,504		CBL & Associates Properties, Inc	123,729
222,780	*	CBRE Group, Inc	11,600,155
53,871		Cedar Realty Trust, Inc	165,384
26,156		Chatham Lodging Trust	515,012
50,988		Chesapeake Lodging Trust	1,453,158
46,803		City Office REIT, Inc	542,915
7,816		Clipper Realty, Inc	101,999
425,482		Colony Capital, Inc	2,186,978
94,085		Columbia Property Trust, Inc	2,136,670
11,013		Community Healthcare Trust, Inc	401,754
1,787		Consolidated-Tomoka Land Co	110,794
91,344		CoreCivic, Inc	1,900,869
7,274		CorEnergy Infrastructure Trust, Inc	274,884
22,840		CorePoint Lodging, Inc	285,500
26,493		Coresite Realty	2,898,599
79,819		Corporate Office Properties Trust	2,225,354
238,290		Cousins Properties, Inc	2,280,435
293,009		Crown Castle International Corp	36,854,672
141,160		CubeSmart	4,504,416
55,454	*	Cushman & Wakefield plc	1,089,117
70,039		CyrusOne, Inc	3,900,472
113,305		DiamondRock Hospitality Co	1,230,492
142,658		Digital Realty Trust, Inc	16,792,273
97,747		Douglas Emmett, Inc	4,026,199
246,233		Duke Realty Corp	7,662,771
49,400		Easterly Government Properties, Inc	889,200
24,286		EastGroup Properties, Inc	2,776,618
104,720		Empire State Realty Trust, Inc	1,618,971
51,942		Entertainment Properties Trust	4,096,146
57,726		Equinix, Inc	26,248,012
92,704		Equity Commonwealth	2,947,987
63,609		Equity Lifestyle Properties, Inc	7,423,170
248,379		Equity Residential	18,981,123
27,314		Essential Properties Realty Trust, Inc	564,854
46,611		Essex Property Trust, Inc	13,167,608
83,372		Extra Space Storage, Inc	8,644,843
21,321		Farmland Partners, Inc	139,866
46,996		Federal Realty Investment Trust	6,290,415
84,088		First Industrial Realty Trust, Inc	2,965,784
8,997	*,e	Forestar Group, Inc	173,372
58,607		Four Corners Property Trust, Inc	1,666,783
61,023		Franklin Street Properties Corp	479,641
88,257		Front Yard Residential Corp	874,627
3,673	*	FRP Holdings, Inc	186,184
149,013		Gaming and Leisure Properties, Inc	6,017,145
102,709		Geo Group, Inc	2,056,234
18,727		Getty Realty Corp	607,317
16,590		Gladstone Commercial Corp	360,833
10,797		Global Medical REIT, Inc	110,129
80,903		Global Net Lease, Inc	1,542,820
56,257		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,495,874
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
313,556		HCP, Inc	$9,337,698
87,882		Healthcare Realty Trust, Inc	2,713,796
136,695		Healthcare Trust of America, Inc	3,770,048
56,274		Hersha Hospitality Trust	1,045,008
38,705		HFF, Inc (Class A)	1,841,971
70,987		Highwoods Properties, Inc	3,164,600
111,881		Hospitality Properties Trust	2,908,906
485,498		Host Marriott Corp	9,340,982
29,312	*	Howard Hughes Corp	3,253,632
104,156		Hudson Pacific Properties	3,630,878
49,316		Independence Realty Trust, Inc	522,256
46,851		Industrial Logistics Properties Trust	929,992
16,015		Innovative Industrial Properties, Inc	1,363,517
10,916		Investors Real Estate Trust	658,017
239,828		Invitation Homes, Inc	5,962,124
196,935		Iron Mountain, Inc	6,396,449
92,360		iStar Financial, Inc	800,761
76,650		JBG SMITH Properties	3,261,458
16,318		Jernigan Capital, Inc	343,820
29,425		Jones Lang LaSalle, Inc	4,548,222
96,450		Kennedy-Wilson Holdings, Inc	2,077,533
66,709		Kilroy Realty Corp	5,130,589
251,517		Kimco Realty Corp	4,373,881
60,963		Kite Realty Group Trust	962,606
57,037		Lamar Advertising Co	4,715,249
184,776		Lexington Realty Trust	1,675,918
96,399		Liberty Property Trust	4,785,246
34,541		Life Storage, Inc	3,291,412
35,739		LTC Properties, Inc	1,610,399
91,730		Macerich Co	3,682,042
77,091		Mack-Cali Realty Corp	1,794,679
24,749	*	Marcus & Millichap, Inc	1,066,682
7,087	*	Maui Land & Pineapple Co, Inc	84,831
19,339		MedEquities Realty Trust, Inc	207,121
217,980		Medical Properties Trust, Inc	3,805,931
77,405		Mid-America Apartment Communities, Inc	8,468,881
80,044		Monmouth Real Estate Investment Corp (Class A)	1,099,805
32,229		National Health Investors, Inc	2,431,033
98,075		National Retail Properties, Inc	5,160,707
42,965		National Storage Affiliates Trust	1,257,156
57,756		New Senior Investment Group, Inc	322,856
89,029		Newmark Group, Inc	758,527
14,802		NexPoint Residential Trust, Inc	554,927
40,723		NorthStar Realty Europe Corp	726,091
47,345		Office Properties Income Trust	1,284,943
132,053		Omega Healthcare Investors, Inc	4,673,356
10,117		One Liberty Properties, Inc	286,311
111,264		Outfront Media, Inc	2,651,421
117,210		Paramount Group, Inc	1,698,373
137,551		Park Hotels & Resorts, Inc	4,412,636
79,729		Pebblebrook Hotel Trust	2,595,976
49,406		Pennsylvania REIT	297,424
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
132,603		Physicians Realty Trust	$2,394,810
89,709		Piedmont Office Realty Trust, Inc	1,867,741
50,818		Potlatch Corp	1,964,624
30,956		Preferred Apartment Communities, Inc	484,152
441,122		Prologis, Inc	33,820,824
15,469		PS Business Parks, Inc	2,376,348
104,540		Public Storage, Inc	23,122,157
41,639		QTS Realty Trust, Inc	1,888,329
97,923		Rayonier, Inc	3,112,972
10,920		Re/Max Holdings, Inc	473,164
82,223	e	Realogy Holdings Corp	1,070,543
199,213		Realty Income Corp	13,946,902
76,738	*,e	Redfin Corp	1,586,942
102,779		Regency Centers Corp	6,903,665
95,856		Retail Opportunities Investment Corp	1,682,273
131,127		Retail Properties of America, Inc	1,611,551
10,206		Retail Value, Inc	341,901
62,098		Rexford Industrial Realty, Inc	2,352,893
106,354		RLJ Lodging Trust	1,957,977
4,669		RMR Group, Inc	270,055
62,294		RPT Realty	755,626
27,079		Ryman Hospitality Properties	2,155,488
108,112		Sabra Healthcare REIT, Inc	2,114,671
8,645		Safehold, Inc	218,113
9,881		Saul Centers, Inc	527,151
77,882	*	SBA Communications Corp	15,866,900
165,930		Senior Housing Properties Trust	1,332,418
19,802		Seritage Growth Properties	882,971
213,329		Simon Property Group, Inc	37,055,247
144,383		SITE Centers Corp	1,911,631
56,895		SL Green Realty Corp	5,026,104
27,628		Spirit MTA REIT	186,213
55,255		Spirit Realty Capital, Inc	2,235,617
29,309	*	St. Joe Co	499,425
54,001		STAG Industrial, Inc	1,554,149
123,055		STORE Capital Corp	4,100,193
2,867	*	Stratus Properties, Inc	76,778
95,676		Summit Hotel Properties, Inc	1,110,798
57,754		Sun Communities, Inc	7,108,362
161,576		Sunstone Hotel Investors, Inc	2,326,694
53,470		Tanger Factory Outlet Centers, Inc	965,668
36,609		Taubman Centers, Inc	1,804,824
11,544	*	Tejon Ranch Co	199,134
45,258		Terreno Realty Corp	2,020,770
51,658		Tier REIT, Inc	1,463,988
8,703	*	Trinity Place Holdings, Inc	34,116
187,829		UDR, Inc	8,442,914
29,663		UMH Properties, Inc	416,765
134,012		Uniti Group, Inc	1,472,792
7,479		Universal Health Realty Income Trust	605,949
84,805		Urban Edge Properties	1,574,829
25,939		Urstadt Biddle Properties, Inc (Class A)	568,842
249,014		Ventas, Inc	15,217,246
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
584,223		VEREIT, Inc	$4,825,682
297,744		VICI Properties, Inc	6,788,563
119,965		Vornado Realty Trust	8,294,380
124,944		Washington Prime Group, Inc	556,001
62,434		Washington REIT	1,763,136
88,530		Weingarten Realty Investors	2,562,058
252,017		Welltower, Inc	18,782,827
503,739		Weyerhaeuser Co	13,500,205
22,948	*	Whitestone REIT	294,423
112,483		WP Carey, Inc	8,922,152
83,110		Xenia Hotels & Resorts, Inc	1,799,332
		TOTAL REAL ESTATE	801,462,595

RETAILING - 6.1%
15,888	*	1-800-FLOWERS.COM, Inc (Class A)	338,256
54,562		Aaron’s, Inc	3,038,558
48,761		Abercrombie & Fitch Co (Class A)	1,457,466
48,847		Advance Auto Parts, Inc	8,124,233
288,142	*	Amazon.com, Inc	555,111,326
103,945		American Eagle Outfitters, Inc	2,471,812
4,482	*	America’s Car-Mart, Inc	443,942
10,925	*	Asbury Automotive Group, Inc	875,966
83,824	*,e	Ascena Retail Group, Inc	99,751
25,965	*,e	At Home Group, Inc	609,918
49,168	*	Autonation, Inc	2,061,614
17,399	*	AutoZone, Inc	17,891,566
22,973	*	Barnes & Noble Education, Inc	98,784
42,052		Barnes & Noble, Inc	211,522
86,549	e	Bed Bath & Beyond, Inc	1,446,234
160,926		Best Buy Co, Inc	11,974,504
14,002	e	Big 5 Sporting Goods Corp	36,825
25,783		Big Lots, Inc	958,096
90,864	*	BJ’s Wholesale Club Holdings, Inc	2,575,994
32,329	*	Booking Holdings, Inc	59,969,972
32,807	*	Boot Barn Holdings, Inc	944,514
20,052	e	Buckle, Inc	370,561
43,906	*	Burlington Stores, Inc	7,416,162
42,483		Caleres, Inc	1,114,329
59,924	e	Camping World Holdings, Inc	894,066
117,481	*	CarMax, Inc	9,147,071
28,331	*,e	Carvana Co	2,027,366
14,638		Cato Corp (Class A)	221,912
90,009		Chico’s FAS, Inc	315,031
10,893	e	Children’s Place Retail Stores, Inc	1,228,948
9,236		Citi Trends, Inc	170,958
14,808	*	Conn’s, Inc	383,083
9,713	*	Container Store Group, Inc	83,920
30,828		Core-Mark Holding Co, Inc	1,120,598
45,022		Designer Brands, Inc	1,001,740
49,667		Dick’s Sporting Goods, Inc	1,837,679
8,843	e	Dillard’s, Inc (Class A)	605,303
185,862		Dollar General Corp	23,435,340
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
162,972	*	Dollar Tree, Inc	$18,135,524
5,673	*,e	Duluth Holdings, Inc	90,314
622,500		eBay, Inc	24,121,875
82,184	*	Etsy, Inc	5,550,707
83,174		Expedia, Inc	10,799,312
140,131	*	Express Parent LLC	515,682
38,459	*	Five Below, Inc	5,630,013
47,306	*	Floor & Decor Holdings, Inc	2,271,634
81,537		Foot Locker, Inc	4,664,732
6,374	*,e	Funko, Inc	126,396
4,919	*,e	Gaia, Inc	52,043
64,186	e	GameStop Corp (Class A)	555,209
142,651		Gap, Inc	3,720,338
16,380	*	Genesco, Inc	733,988
100,382		Genuine Parts Co	10,293,170
55,208	*,e	GNC Holdings, Inc	122,562
21,392		Group 1 Automotive, Inc	1,675,208
271,727	*	Groupon, Inc	956,479
62,706	*	GrubHub, Inc	4,188,134
34,631		Guess?, Inc	705,433
9,919		Haverty Furniture Cos, Inc	236,271
15,548	*	Hibbett Sports, Inc	321,844
792,994		Home Depot, Inc	161,532,878
21,193	*	Hudson Ltd	325,101
8,559		J. Jill, Inc	48,016
555,733	*,e	JC Penney Co, Inc	761,354
9,351	*	Kirkland’s, Inc	54,984
106,848		Kohl’s Corp	7,596,893
156,181		L Brands, Inc	4,004,481
8,312	*	Lands’ End, Inc	145,543
6,857	*	Leaf Group Ltd	57,530
34,146	*	Liberty Expedia Holdings, Inc	1,585,057
10,204	*	Liquidity Services, Inc	69,285
14,730		Lithia Motors, Inc (Class A)	1,672,150
215,970	*	LKQ Corp	6,500,697
560,458		Lowe’s Companies, Inc	63,410,218
64,637	*,e	Lumber Liquidators, Inc	854,501
203,762		Macy’s, Inc	4,796,557
15,024	*	MarineMax, Inc	259,765
67,268	*	Michaels Cos, Inc	756,092
18,048		Monro Muffler, Inc	1,512,964
19,492	*	Murphy USA, Inc	1,665,981
37,310	*	National Vision Holdings, Inc	1,007,370
77,380		Nordstrom, Inc	3,174,128
347,385		Office Depot, Inc	833,724
35,943	*	Ollie’s Bargain Outlet Holdings, Inc	3,437,589
52,781	*	O’Reilly Automotive, Inc	19,981,303
16,960	*,e	Overstock.com, Inc	223,533
76,470	*	Party City Holdco, Inc	512,349
23,554		Penske Auto Group, Inc	1,081,600
11,452	e	PetMed Express, Inc	250,226
30,130		Pool Corp	5,536,086
52,342	*	Quotient Technology, Inc	486,257
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
279,428	*	Qurate Retail Group, Inc QVC Group	$4,764,247
26,745	*	Rent-A-Center, Inc	666,753
15,814	*,e	RH	1,687,512
252,374		Ross Stores, Inc	24,646,845
74,929	*	Sally Beauty Holdings, Inc	1,326,243
8,376	e	Shoe Carnival, Inc	298,688
20,933	*	Shutterfly, Inc	917,493
21,178		Shutterstock, Inc	856,650
38,052		Signet Jewelers Ltd	882,045
23,483	*	Sleep Number Corp	817,208
15,333		Sonic Automotive, Inc (Class A)	310,187
23,407	*	Sportsman’s Warehouse Holdings, Inc	104,395
11,411	*	Stamps.com, Inc	979,064
103,207		Tailored Brands, Inc	841,137
367,939		Target Corp	28,485,837
82,690		Tiffany & Co	8,915,636
21,738		Tile Shop Holdings, Inc	105,647
9,156		Tilly’s, Inc	107,675
869,370		TJX Companies, Inc	47,711,026
85,931		Tractor Supply Co	8,893,859
38,437	*	Ulta Beauty, Inc	13,413,744
50,531	*	Urban Outfitters, Inc	1,502,287
39,670	*,e	Wayfair, Inc	6,432,491
2,435		Weyco Group, Inc	83,545
49,891	e	Williams-Sonoma, Inc	2,852,268
1,299		Winmark Corp	239,730
17,443	*	Zumiez, Inc	464,507
		TOTAL RETAILING	1,270,022,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
16,936	*	Acacia Communications, Inc	980,256
30,553	*	Advanced Energy Industries, Inc	1,764,741
649,183	*	Advanced Micro Devices, Inc	17,936,926
9,141	*	Alpha & Omega Semiconductor Ltd	113,348
18,560	*	Ambarella, Inc	930,227
59,444	*	Amkor Technology, Inc	538,563
257,127		Analog Devices, Inc	29,888,442
665,456		Applied Materials, Inc	29,326,646
15,750	*	Aquantia Corp	149,782
17,700	*	Axcelis Technologies, Inc	376,833
23,342	*	AXT, Inc	133,049
284,348		Broadcom, Inc	90,536,403
56,349		Brooks Automation, Inc	2,113,651
23,382		Cabot Microelectronics Corp	2,951,977
12,815	*	Ceva, Inc	322,810
37,057	*	Cirrus Logic, Inc	1,763,172
22,179		Cohu, Inc	328,915
68,378	*	Cree, Inc	4,519,102
221,843		Cypress Semiconductor Corp	3,811,263
22,673	*	Diodes, Inc	825,751
101,674		Entegris, Inc	4,154,400
61,203	*	First Solar, Inc	3,765,821
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
40,922	*	Formfactor, Inc	$775,472
16,831	*,e	Ichor Holdings Ltd	423,805
10,555	*,e	Impinj, Inc	308,945
39,278	*	Inphi Corp	1,793,433
3,161,009		Intel Corp	161,337,899
112,522		Kla-Tencor Corp	14,344,304
34,341	*,e	Kopin Corp	42,926
105,435		Lam Research Corp	21,870,382
76,242	*	Lattice Semiconductor Corp	987,334
45,361	*	MA-COM Technology Solutions	630,064
388,636		Marvell Technology Group Ltd	9,723,673
186,383		Maxim Integrated Products, Inc	11,182,980
66,980	*	MaxLinear, Inc	1,802,432
158,019	e	Microchip Technology, Inc	15,784,518
778,783	*	Micron Technology, Inc	32,755,613
35,526		MKS Instruments, Inc	3,233,221
29,070		Monolithic Power Systems, Inc	4,526,490
14,183	*	Nanometrics, Inc	422,512
21,044	*	NeoPhotonics Corp Ltd	143,730
2,727		NVE Corp	261,274
405,808		NVIDIA Corp	73,451,248
234,582		NXP Semiconductors NV	24,776,551
289,886	*	ON Semiconductor Corp	6,684,771
15,059	*	PDF Solutions, Inc	195,466
38,535	*	Photronics, Inc	359,917
24,260		Power Integrations, Inc	1,917,025
85,195	*	Qorvo, Inc	6,441,594
854,475		QUALCOMM, Inc	73,595,932
61,082	*	Rambus, Inc	700,000
42,611	*	Rudolph Technologies, Inc	1,030,760
41,605	*	Semtech Corp	2,241,261
32,357	*	Silicon Laboratories, Inc	3,483,555
120,207		Skyworks Solutions, Inc	10,599,853
12,865	*	SMART Global Holdings, Inc	279,685
38,260	*,e	SunPower Corp	276,237
128,511		Teradyne, Inc	6,297,039
679,709		Texas Instruments, Inc	80,090,112
25,939	*	Ultra Clean Holdings	310,490
31,041		Universal Display Corp	4,954,144
26,815	*	Veeco Instruments, Inc	326,607
75,196		Versum Materials, Inc	3,923,727
175,949		Xilinx, Inc	21,138,513
27,806		Xperi Corp	690,979
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	803,348,551

SOFTWARE & SERVICES - 12.1%
33,444	*	2U, Inc	2,023,362
76,541	*	8x8, Inc	1,830,861
40,700	*	A10 Networks, Inc	262,922
454,967		Accenture plc	83,108,822
84,722	*	ACI Worldwide, Inc	3,009,325
345,355	*	Adobe, Inc	99,893,934
112,348	*	Akamai Technologies, Inc	8,994,581
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
18,826	*	Alarm.com Holdings, Inc	$1,334,387
30,887		Alliance Data Systems Corp	4,945,009
28,629	*	Altair Engineering, Inc	1,129,128
17,421	*,e	Alteryx, Inc	1,544,197
14,309	*	Amber Road, Inc	129,353
102,488		Amdocs Ltd	5,645,039
14,904	*	American Software, Inc (Class A)	193,007
13,212	*	Anaplan, Inc	520,156
57,411	*	Ansys, Inc	11,241,074
9,050	*	Appfolio, Inc	878,845
49,808	*	Aspen Technology, Inc	6,072,093
68,678	*	Atlassian Corp plc	7,564,882
154,833	*	Autodesk, Inc	27,592,789
306,566		Automatic Data Processing, Inc	50,396,385
18,100	*	Avalara, Inc	1,065,547
64,333	*	Avaya Holdings Corp	1,227,474
25,085	*	Benefitfocus, Inc	1,021,712
98,423	*	Black Knight, Inc	5,553,026
36,980		Blackbaud, Inc	2,932,144
20,958	*	Blackline, Inc	1,070,535
94,144		Booz Allen Hamilton Holding Co	5,581,798
23,476	*	Bottomline Technologies, Inc	1,187,181
78,650	*	Box, Inc	1,621,763
13,536	*	Brightcove, Inc	135,766
79,040		Broadridge Financial Solutions, Inc	9,336,995
17,412	*	CACI International, Inc (Class A)	3,394,295
195,827	*	Cadence Design Systems, Inc	13,586,477
25,448	*	Carbon Black, Inc	349,656
19,220	*	Carbonite, Inc	471,467
25,453	*	Cardtronics plc	910,199
8,563		Cass Information Systems, Inc	422,413
94,005		CDK Global, Inc	5,670,382
39,097	*	Ceridian HCM Holding, Inc	2,078,006
17,671	*	ChannelAdvisor Corp	207,634
75,672	*	Cision Ltd	912,604
90,690		Citrix Systems, Inc	9,156,062
140,706	*	Cloudera, Inc	1,566,058
401,619		Cognizant Technology Solutions Corp (Class A)	29,302,122
25,341	*	Commvault Systems, Inc	1,332,937
133,288	*	Conduent, Inc	1,710,085
41,169	*	Cornerstone OnDemand, Inc	2,249,886
37,085	*	Coupa Software, Inc	3,831,993
19,069		CSG Systems International, Inc	851,431
5,864	*,e	Digimarc Corp	174,689
58,052	*	DocuSign, Inc	3,289,807
20,558	*	Domo, Inc	787,577
191,130		DXC Technology Co	12,564,886
13,427	e	Ebix, Inc	677,795
5,684	*	Elastic NV	486,266
34,278	*	Endurance International Group Holdings, Inc	189,557
33,748	*	Envestnet, Inc	2,395,771
32,994	*	EPAM Systems, Inc	5,917,804
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
33,385	*	Euronet Worldwide, Inc	$5,004,078
16,195	*	Everbridge, Inc	1,196,649
34,281	*	Everi Holdings, Inc	352,751
57,131		EVERTEC, Inc	1,788,772
8,619	*	Evo Payments, Inc	256,070
29,433	*	Exela Technologies, Inc	96,835
24,176	*	ExlService Holdings, Inc	1,436,054
20,093	*	Fair Isaac Corp	5,621,017
222,605		Fidelity National Information Services, Inc	25,806,598
116,894	*	FireEye, Inc	1,872,642
63,661	*	First American Corp	2,585,273
388,246	*	First Data Corp	10,040,042
272,479	*	Fiserv, Inc	23,771,068
34,525	*	Five9, Inc	1,832,242
60,882	*	FleetCor Technologies, Inc	15,887,158
36,158	*	ForeScout Technologies, Inc	1,520,082
95,945	*	Fortinet, Inc	8,963,182
61,636	*	Gartner, Inc	9,798,275
105,845		Genpact Ltd	3,842,173
107,813		Global Payments, Inc	15,748,245
116,646	*	GoDaddy, Inc	9,506,649
26,025	*,e	GTT Communications, Inc	1,091,749
56,446	*	Guidewire Software, Inc	6,011,499
15,357		Hackett Group, Inc	235,730
22,426	*	HubSpot, Inc	4,137,373
15,736	*	Information Services Group, Inc	56,020
19,196	*	Instructure, Inc	826,964
11,058	*,e	Internap Corp	43,569
642,773		International Business Machines Corp	90,161,769
173,957		Intuit, Inc	43,673,644
35,144		j2 Global, Inc	3,079,317
51,746		Jack Henry & Associates, Inc	7,713,259
97,588		Leidos Holdings, Inc	7,170,766
74,415	*	Limelight Networks, Inc	221,013
32,150	*	Liveperson, Inc	942,959
55,670	*	LiveRamp Holdings, Inc	3,247,231
34,160		LogMeIn, Inc	2,814,784
51,717	*	Manhattan Associates, Inc	3,488,312
14,447		Mantech International Corp (Class A)	895,570
640,878		MasterCard, Inc (Class A)	162,936,823
44,074		MAXIMUS, Inc	3,246,050
5,318,479		Microsoft Corp	694,593,357
8,153	*	MicroStrategy, Inc (Class A)	1,220,504
17,383	*	Mitek Systems, Inc	206,858
31,573	*	MobileIron, Inc	187,228
16,849	*	Model N, Inc	312,380
18,561	*	MoneyGram International, Inc	61,437
24,124		Monotype Imaging Holdings, Inc	415,898
27,386	*	New Relic, Inc	2,882,103
36,835		NIC, Inc	635,772
207,856	*	Nuance Communications, Inc	3,498,216
100,757	*	Nutanix, Inc	4,351,695
60,376	*	Okta, Inc	6,280,915
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,134	*	OneSpan, Inc	$299,124
1,698,499		Oracle Corp	93,977,949
63,971	*	Palo Alto Networks, Inc	15,917,904
3,662	*	Park City Group, Inc	28,307
225,124		Paychex, Inc	18,980,204
32,953	*	Paycom Software, Inc	6,673,971
23,446	*	Paylocity Holding Corp	2,263,711
822,486	*	PayPal Holdings, Inc	92,751,746
30,123		Pegasystems, Inc	2,259,526
20,483	*	Perficient, Inc	603,020
115,944		Perspecta, Inc	2,675,988
34,087	*	Pluralsight, Inc	1,209,748
12,502		Presidio, Inc	187,780
28,372		Progress Software Corp	1,294,047
35,990	*	Proofpoint, Inc	4,513,866
20,975	*	PROS Holdings, Inc	1,074,759
78,080	*	PTC, Inc	7,063,898
22,429	*	Q2 Holdings, Inc	1,691,595
5,378		QAD, Inc (Class A)	252,067
20,782	*	Qualys, Inc	1,875,783
22,181	*	Rapid7, Inc	1,205,316
43,130	*	RealPage, Inc	2,812,507
123,789	*	Red Hat, Inc	22,595,206
47,466	*	RingCentral, Inc	5,523,618
183,807		Sabre Corp	3,815,833
42,569	*	SailPoint Technologies Holding, Inc	1,203,000
507,540	*	salesforce.com, Inc	83,921,739
37,583		Science Applications International Corp	2,816,846
2,934	*,e	SecureWorks Corp	56,978
123,570	*	ServiceNow, Inc	33,550,491
42,610	*	ServiceSource International LLC	45,167
4,538	*,e	ShotSpotter, Inc	239,153
44,684	*	SolarWinds Corp	873,572
98,933	*	Splunk, Inc	13,656,711
15,071	*	SPS Commerce, Inc	1,563,466
203,141	*	Square, Inc	14,792,728
147,937		SS&C Technologies Holdings, Inc	10,009,417
35,498	*	SVMK, Inc	635,414
14,772		Switch, Inc	160,572
22,488	*	Sykes Enterprises, Inc	624,042
433,525		Symantec Corp	10,495,640
100,842	*	Synopsys, Inc	12,209,949
49,404	*	Tableau Software, Inc	6,017,901
16,825	*	TeleNav, Inc	104,820
18,948	*	Tenable Holdings, Inc	680,233
85,362	*	Teradata Corp	3,881,410
68,861		TiVo Corp	645,228
122,825		Total System Services, Inc	12,557,628
24,689	*	Trade Desk, Inc	5,468,120
105,311		Travelport Worldwide Ltd	1,651,276
7,628		TTEC Holdings, Inc	278,117
4,944	*,e	Tucows, Inc	436,011
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
60,303	*	Twilio, Inc	$8,269,953
24,839	*	Tyler Technologies, Inc	5,760,412
20,442	*	Ultimate Software Group, Inc	6,759,147
31,505	*,e	Unisys Corp	353,171
9,654	*	Upland Software, Inc	448,814
17,050	*	Varonis Systems, Inc	1,213,107
47,704	*	Verint Systems, Inc	2,880,845
70,211	*	VeriSign, Inc	13,863,162
1,559	*,e	Veritone, Inc	9,650
29,371	*,e	VirnetX Holding Corp	187,387
15,336	*	Virtusa Corp	851,915
1,240,472		Visa, Inc (Class A)	203,970,811
49,648		VMware, Inc (Class A)	10,134,646
312,197		Western Union Co	6,069,110
28,556	*	WEX, Inc	6,005,327
101,584	*	Workday, Inc	20,888,718
29,314	*	Workiva, Inc	1,557,746
209,804	*	Worldpay, Inc	24,591,127
77,806	*	Yext, Inc	1,704,729
72,298	*	Zendesk, Inc	6,346,318
22,508	*	Zix Corp	183,440
50,740	*	Zscaler, Inc	3,466,049
		TOTAL SOFTWARE & SERVICES	2,492,737,256

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
92,051	*,e	3D Systems Corp	979,423
27,636		Adtran, Inc	473,681
25,139	*	Aerohive Networks, Inc	84,970
5,425	*	Agilysys, Inc	103,780
211,114		Amphenol Corp (Class A)	21,018,510
16,589	*	Anixter International, Inc	1,042,950
3,329,165		Apple, Inc	668,063,541
28,619	*,e	Applied Optoelectronics, Inc	358,310
39,736	*	Arista Networks, Inc	12,409,155
166,136	*	Arlo Technologies, Inc	659,560
60,939	*	Arrow Electronics, Inc	5,149,955
22,479	*	Avid Technology, Inc	170,840
71,222		Avnet, Inc	3,462,101
37,633		AVX Corp	613,794
24,060		Badger Meter, Inc	1,334,849
5,805		Bel Fuse, Inc (Class B)	137,578
23,710		Belden CDT, Inc	1,317,091
47,299		Benchmark Electronics, Inc	1,278,492
21,160	*	CalAmp Corp	309,148
29,260	*	Calix, Inc	200,431
33,788	*	Casa Systems, Inc	324,027
101,315		CDW Corp	10,698,864
97,225	*	Ciena Corp	3,729,551
3,189,709		Cisco Systems, Inc	178,464,219
4,561	*	Clearfield, Inc	67,229
115,009		Cognex Corp	5,799,904
18,086	*	Coherent, Inc	2,676,909
122,253	*	CommScope Holding Co, Inc	3,029,429
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,332		Comtech Telecommunications Corp	$313,702
13,838	*	Control4 Corp	240,920
552,600		Corning, Inc	17,600,310
22,839	*	Cray, Inc	599,752
19,009		CTS Corp	569,320
19,750		Daktronics, Inc	149,705
109,862	*	Dell Technologies, Inc	7,405,797
59,746	*	Diebold, Inc	602,837
10,072	*	Digi International, Inc	129,627
43,923		Dolby Laboratories, Inc (Class A)	2,841,379
11,797	*,e	Eastman Kodak Co	29,021
30,498	*	EchoStar Corp (Class A)	1,215,345
26,334	*	Electronics for Imaging, Inc	979,361
7,496	*	ePlus, Inc	706,798
75,046	*	Extreme Networks, Inc	600,368
42,152	*	F5 Networks, Inc	6,613,649
22,258	*	Fabrinet	1,347,054
9,437	*	FARO Technologies, Inc	530,831
88,061	*	Finisar Corp	2,123,151
203,198	*	Fitbit, Inc	1,072,885
89,130		Flir Systems, Inc	4,718,542
46,648	*	Harmonic, Inc	264,028
1,011,650		Hewlett Packard Enterprise Co	15,994,187
1,093,445		HP, Inc	21,814,228
46,524	*	II-VI, Inc	1,853,516
19,344	*	Immersion Corp	182,801
208,469	*	Infinera Corp	904,755
20,624	*	Insight Enterprises, Inc	1,166,906
27,167		InterDigital, Inc	1,776,450
23,238	*	IPG Photonics Corp	4,060,376
13,759	*	Iteris, Inc	59,714
19,770	*	Itron, Inc	1,060,858
99,082		Jabil Circuit, Inc	2,993,267
241,115		Juniper Networks, Inc	6,695,764
32,515		Kemet Corp	581,043
127,678	*	Keysight Technologies, Inc	11,111,816
14,394	*	Kimball Electronics, Inc	217,781
49,539	*	Knowles Corp	935,296
5,791	*	KVH Industries, Inc	56,752
14,714		Littelfuse, Inc	2,958,250
57,764	*	Lumentum Holdings, Inc	3,579,635
15,617	*,e	Maxwell Technologies, Inc	68,559
1,906		Mesa Laboratories, Inc	451,131
20,788		Methode Electronics, Inc	613,454
113,168		Motorola Solutions, Inc	16,399,175
9,718		MTS Systems Corp	534,296
5,930	*	Napco Security Technologies, Inc	146,945
74,233		National Instruments Corp	3,496,374
84,339	*	NCR Corp	2,441,614
176,129		NetApp, Inc	12,830,998
18,154	*	Netgear, Inc	563,319
49,960	*	Netscout Systems, Inc	1,468,824
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
12,070	*	nLight, Inc	$315,389
26,217	*	Novanta, Inc	2,281,403
9,709	*	OSI Systems, Inc	875,072
8,426	*,e	PAR Technology Corp	199,780
17,810		Park Electrochemical Corp	292,975
5,105		PC Connection, Inc	189,702
19,541		Plantronics, Inc	1,005,971
26,786	*	Plexus Corp	1,611,981
102,101	*	Pure Storage, Inc	2,334,029
20,813	*	Quantenna Communications, Inc	506,797
26,337	*	Ribbon Communications, Inc	141,166
14,957	*	Rogers Corp	2,505,597
43,947	*	Sanmina Corp	1,490,682
14,787	*	Scansource, Inc	556,731
29,338	*	Stratasys Ltd	682,108
33,660	*	Synaptics, Inc	1,267,972
30,708		SYNNEX Corp	3,312,779
23,188	*	Tech Data Corp	2,472,073
177,848	*	Trimble Navigation Ltd	7,259,755
52,051	*	TTM Technologies, Inc	689,155
12,448		Ubiquiti Networks, Inc	2,121,762
26,214	*,e	USA Technologies, Inc	148,633
39,316	*	Viasat, Inc	3,570,679
179,207	*	Viavi Solutions, Inc	2,383,453
80,519		Vishay Intertechnology, Inc	1,595,081
6,505	*	Vishay Precision Group, Inc	246,344
197,265		Western Digital Corp	10,084,187
149,088		Xerox Corp	4,973,576
36,541	*	Zebra Technologies Corp (Class A)	7,715,267
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,154,460,856

TELECOMMUNICATION SERVICES - 1.8%
5,099,712		AT&T, Inc	157,887,084
5,617		ATN International, Inc	342,918
47,700	*	Boingo Wireless, Inc	1,084,698
653,110		CenturyLink, Inc	7,458,516
31,358	*	Cincinnati Bell, Inc	279,086
27,208		Cogent Communications Group, Inc	1,502,698
38,093	e	Consolidated Communications Holdings, Inc	196,560
66,952	*,e	Frontier Communications Corp	190,813
45,025	*,e	Gogo, Inc	236,832
52,496	*,e	Intelsat S.A.	1,062,519
80,615	*	Iridium Communications, Inc	2,213,688
57,099	*	NII Holdings, Inc	111,914
9,912	*	Ooma, Inc	133,713
50,663	*	Orbcomm, Inc	366,800
5,260	*	pdvWireless, Inc	209,348
26,204		Shenandoah Telecom Co	1,083,011
13,824		Spok Holdings, Inc	191,462
402,004	*	Sprint Corp	2,243,182
72,628		Telephone & Data Systems, Inc	2,315,381
214,512	*	T-Mobile US, Inc	15,657,231
8,691	*	US Cellular Corp	418,037
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,900,300		Verizon Communications, Inc	$165,868,157
194,410	*	Vonage Holdings Corp	1,889,665
161,054	*	Zayo Group Holdings, Inc	5,039,380
		TOTAL TELECOMMUNICATION SERVICES	367,982,693

TRANSPORTATION - 2.0%
33,348	*	Air Transport Services Group, Inc	784,678
80,158		Alaska Air Group, Inc	4,961,780
12,997		Allegiant Travel Co	1,908,999
5,941		Amerco, Inc	2,217,003
286,641		American Airlines Group, Inc	9,797,389
19,628		Arkansas Best Corp	599,832
24,854	*	Atlas Air Worldwide Holdings, Inc	1,200,200
43,060	*	Avis Budget Group, Inc	1,530,783
94,450		CH Robinson Worldwide, Inc	7,650,450
26,011		Copa Holdings S.A. (Class A)	2,165,676
32,803		Costamare, Inc	198,130
7,137	*	Covenant Transportation Group, Inc	139,386
544,628		CSX Corp	43,368,728
14,049	*	Daseke, Inc	72,493
450,611		Delta Air Lines, Inc	26,266,115
22,066	*	Eagle Bulk Shipping, Inc	120,260
15,234	*	Echo Global Logistics, Inc	349,468
120,860		Expeditors International of Washington, Inc	9,598,701
168,898		FedEx Corp	31,999,415
16,557		Forward Air Corp	1,048,389
5,547	*	Genco Shipping & Trading Ltd	56,025
41,770	*	Genesee & Wyoming, Inc (Class A)	3,702,910
30,733		Hawaiian Holdings, Inc	866,978
32,998		Heartland Express, Inc	649,401
37,917	*	Hertz Global Holdings, Inc	689,331
18,642	*	Hub Group, Inc (Class A)	774,948
59,730		JB Hunt Transport Services, Inc	5,643,290
224,244	*	JetBlue Airways Corp	4,159,726
70,861		Kansas City Southern Industries, Inc	8,725,824
37,362	*	Kirby Corp	3,053,223
83,181		Knight-Swift Transportation Holdings, Inc	2,774,086
25,429		Landstar System, Inc	2,770,744
45,827		Macquarie Infrastructure Co LLC	1,856,452
21,744		Marten Transport Ltd	430,096
38,795		Matson, Inc	1,536,670
185,331		Norfolk Southern Corp	37,811,231
44,310		Old Dominion Freight Line	6,614,597
4,793		Park-Ohio Holdings Corp	175,568
26,098	*	Radiant Logistics, Inc	170,681
41,932		Ryder System, Inc	2,641,716
33,901	*	Safe Bulkers, Inc	60,683
23,550	*	Saia, Inc	1,516,384
22,987		Schneider National, Inc	480,428
34,522		Scorpio Bulkers, Inc	185,728
31,683		Skywest, Inc	1,951,356
354,602		Southwest Airlines Co	19,230,066
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
49,971	*	Spirit Airlines, Inc	$2,717,423
506,205		Union Pacific Corp	89,618,533
168,204	*	United Continental Holdings, Inc	14,946,607
485,514		United Parcel Service, Inc (Class B)	51,571,297
2,477		Universal Truckload Services, Inc	60,488
10,589	*	US Xpress Enterprises, Inc	71,370
27,497		Werner Enterprises, Inc	921,150
90,020	*,e	XPO Logistics, Inc	6,128,562
29,117	*	YRC Worldwide, Inc	198,287
		TOTAL TRANSPORTATION	420,739,734

UTILITIES - 3.1%
425,946		AES Corp	7,292,195
36,048		Allete, Inc	2,936,110
163,512		Alliant Energy Corp	7,722,672
171,104		Ameren Corp	12,451,238
347,993		American Electric Power Co, Inc	29,770,801
29,906		American States Water Co	2,128,410
121,979		American Water Works Co, Inc	13,196,908
134,950		Aqua America, Inc	5,271,147
8,406	*	AquaVenture Holdings Ltd	163,497
4,175		Artesian Resources Corp	151,469
78,190	*,e	Atlantic Power Corp	180,619
79,109		Atmos Energy Corp	8,096,015
46,455		Avangrid, Inc	2,378,960
52,011		Avista Corp	2,243,754
39,974		Black Hills Corp	2,908,508
11,214	*,e	Cadiz, Inc	114,831
38,876		California Water Service Group	1,958,962
329,966		Centerpoint Energy, Inc	10,228,946
9,211		Chesapeake Utilities Corp	853,307
19,052		Clearway Energy, Inc (Class A)	292,829
37,582		Clearway Energy, Inc (Class C)	596,426
196,883		CMS Energy Corp	10,936,851
7,251		Connecticut Water Service, Inc	497,201
218,750		Consolidated Edison, Inc	18,847,500
5,918		Consolidated Water Co, Inc	74,922
534,129		Dominion Resources, Inc	41,592,625
126,464		DTE Energy Co	15,897,789
505,606		Duke Energy Corp	46,070,819
223,045		Edison International	14,223,580
32,103		El Paso Electric Co	1,961,814
125,893		Entergy Corp	12,199,032
187,105		Evergy, Inc	10,818,411
224,644		Eversource Energy	16,097,989
676,862		Exelon Corp	34,486,119
328,400		FirstEnergy Corp	13,802,652
5,614		Global Water Resources, Inc	54,736
79,271		Hawaiian Electric Industries, Inc	3,288,161
35,770		Idacorp, Inc	3,541,945
150,466		MDU Resources Group, Inc	3,934,686
25,821		MGE Energy, Inc	1,750,406
9,879		Middlesex Water Co	572,883
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
56,119		National Fuel Gas Co	$3,322,806
59,775		New Jersey Resources Corp	2,993,532
338,406		NextEra Energy, Inc	65,799,663
260,888		NiSource, Inc	7,247,469
24,233		Northwest Natural Holding Co	1,620,945
38,146		NorthWestern Corp	2,664,498
193,923		NRG Energy, Inc	7,983,810
144,852		OGE Energy Corp	6,133,034
37,812		ONE Gas, Inc	3,347,118
33,124		Ormat Technologies, Inc	1,933,117
27,175		Otter Tail Corp	1,394,077
72,047		Pattern Energy Group, Inc	1,665,727
253,928	*,b	PG&E Corp	5,718,459
79,196		Pinnacle West Capital Corp	7,545,003
57,247		PNM Resources, Inc	2,658,551
61,884		Portland General Electric Co	3,237,152
500,422		PPL Corp	15,618,171
353,093		Public Service Enterprise Group, Inc	21,061,997
8,678	*	Pure Cycle Corp	87,214
3,652		RGC Resources, Inc	101,160
189,987		Sempra Energy	24,308,837
17,630		SJW Corp	1,094,118
68,657		South Jersey Industries, Inc	2,205,263
725,179		Southern Co	38,594,026
40,004		Southwest Gas Corp	3,327,933
7,128	e	Spark Energy, Inc	67,431
35,088		Spire, Inc	2,954,059
43,814		TerraForm Power, Inc	594,118
119,271		UGI Corp	6,501,462
11,971		Unitil Corp	681,270
276,044		Vistra Energy Corp	7,522,199
218,056		WEC Energy Group, Inc	17,102,132
352,495		Xcel Energy, Inc	19,915,967
7,032		York Water Co	239,299
		TOTAL UTILITIES	648,829,342

		TOTAL COMMON STOCKS	20,643,661,158
		(Cost $12,895,277,656)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
57,537	†	Media General, Inc	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

MATERIALS - 0.0%
16,652	†	A Schulman, Inc	7,210
208,358	†	Pan American Silver Corp	46,943
		TOTAL MATERIALS	54,153

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†	Forest Laboratories, Inc CVR	1,231
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE
1,988	†	Omthera Pharmaceuticals, Inc			$1,193
4,598		Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,700

		TOTAL RIGHTS / WARRANTS			56,853
		(Cost $156,620)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.2%
$37,050,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	37,050,000
		TOTAL GOVERNMENT AGENCY DEBT			37,050,000

TREASURY DEBT - 0.2%
7,090,000		United States Treasury Bill	2.350	05/02/19	7,089,529
22,950,000		United States Treasury Bill	2.372	05/07/19	22,940,931
10,250,000		United States Treasury Bill	2.372	05/14/19	10,241,191
		TOTAL TREASURY DEBT			40,271,651

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
152,699,052	c	State Street Navigator Securities Lending Government Money Market Portfolio			152,699,052
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			152,699,052

		TOTAL SHORT-TERM INVESTMENTS			230,020,703
		(Cost $230,020,748)

		TOTAL INVESTMENTS - 100.9%			20,873,738,714
		(Cost $13,125,455,024)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(194,150,914)
		NET ASSETS - 100.0%			$20,679,587,800

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $146,724,642.

200

TIAA-CREF FUNDS - Equity Index Fund

Futures contracts outstanding as of April 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	31	06/21/19	$2,470,936	$2,471,010	$74
S&P 500 E Mini Index	111	06/21/19	16,312,348	16,364,175	51,827
S&P Mid-Cap 400 E Mini Index	9	06/21/19	1,774,997	1,776,060	1,063
Total	151		$20,558,281	$20,611,245	$52,964

201

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.4%
110,615		Aptiv plc	$9,479,706
32,763	*,e	Garrett Motion, Inc	615,945
86,877		Gentex Corp	2,000,777
3,219		Lear Corp	460,317
69,415	*,e	Tesla, Inc	16,568,666
21,820		Thor Industries, Inc	1,437,283
11,037	*	Visteon Corp	728,663
		TOTAL AUTOMOBILES & COMPONENTS	31,291,357

BANKS - 0.2%
5,389		BOK Financial Corp	469,597
4,603		Comerica, Inc	361,750
6,531		East West Bancorp, Inc	336,216
14,569		Pinnacle Financial Partners, Inc	846,022
15,761		Signature Bank	2,081,555
20,085	*	SVB Financial Group	5,055,796
25,644		Synovus Financial Corp	945,238
17,739	*	Texas Capital Bancshares, Inc	1,148,246
32,137	*	Western Alliance Bancorp	1,535,506
		TOTAL BANKS	12,779,926

CAPITAL GOODS - 7.9%
236,291		3M Co	44,779,507
69,905		A.O. Smith Corp	3,674,906
7,965		Air Lease Corp	307,130
38,563		Allegion plc	3,826,606
59,357		Allison Transmission Holdings, Inc	2,781,469
22,590		Ametek, Inc	1,991,760
21,484		Armstrong World Industries, Inc	1,862,018
270,378		Boeing Co	102,119,067
49,411		BWX Technologies, Inc	2,524,902
265,479		Caterpillar, Inc	37,013,082
26,868		Cummins, Inc	4,467,880
1,587		Curtiss-Wright Corp	180,823
161,441		Deere & Co	26,739,473
60,116		Donaldson Co, Inc	3,218,611
217,572		Emerson Electric Co	15,445,436
145,101		Fastenal Co	10,236,875
135,710		Fortive Corp	11,717,201
31,504		Fortune Brands Home & Security, Inc	1,662,781
24,017	*	Gardner Denver Holdings, Inc	810,574
57,083		General Dynamics Corp	10,201,874
85,567		Graco, Inc	4,385,309
59,934		Harris Corp	10,098,879
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
25,672	*	HD Supply Holdings, Inc	$1,172,954
19,619		HEICO Corp	2,070,393
38,254		HEICO Corp (Class A)	3,421,055
8,727		Hexcel Corp	617,086
227,993		Honeywell International, Inc	39,586,425
18,626		Hubbell, Inc	2,376,678
18,122		Huntington Ingalls	4,033,595
35,909		IDEX Corp	5,625,504
166,833		Illinois Tool Works, Inc	25,964,220
66,260		Ingersoll-Rand plc	8,124,139
17,057		Lennox International, Inc	4,630,123
31,283		Lincoln Electric Holdings, Inc	2,730,067
113,091		Lockheed Martin Corp	37,696,623
97,880		Masco Corp	3,823,193
16,068	*	Middleby Corp	2,123,065
10,031		MSC Industrial Direct Co (Class A)	839,093
27,086		Nordson Corp	3,953,202
79,618		Northrop Grumman Corp	23,082,054
11,056		Parker-Hannifin Corp	2,002,020
21,023		Quanta Services, Inc	853,534
145,151		Raytheon Co	25,777,366
47,071	*	Resideo Technologies, Inc	1,068,512
60,613		Rockwell Automation, Inc	10,953,375
9,301		Roper Industries, Inc	3,345,570
42,702	*	Sensata Technologies Holding plc	2,132,538
53,735		Spirit Aerosystems Holdings, Inc (Class A)	4,669,571
19,820		Textron, Inc	1,050,460
54,112		Toro Co	3,958,293
24,424		TransDigm Group, Inc	11,785,068
40,005	*	United Rentals, Inc	5,637,505
8,000	*	Univar, Inc	178,640
22,606		W.W. Grainger, Inc	6,374,892
26,241	*	WABCO Holdings, Inc	3,475,358
17,046		Wabtec Corp	1,262,597
13,064		Watsco, Inc	2,070,252
65,714	*	Welbilt, Inc	1,105,967
51,590		Xylem, Inc	4,302,606
		TOTAL CAPITAL GOODS	563,919,756

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
43,059		Cintas Corp	9,349,831
103,351	*	Copart, Inc	6,957,589
17,690	*	CoStar Group, Inc	8,778,662
16,552		Equifax, Inc	2,084,724
62,750		KAR Auction Services, Inc	3,544,120
6,617		Republic Services, Inc	548,020
58,341		Robert Half International, Inc	3,622,393
75,777		Rollins, Inc	2,930,297
92,748		TransUnion	6,459,898
80,918		Verisk Analytics, Inc	11,420,767
181,085		Waste Management, Inc	19,437,664
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	75,133,965
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
CONSUMER DURABLES & APPAREL - 1.6%
3,893		Brunswick Corp	$199,361
40,002	*	Capri Holdings Ltd	1,763,288
23,661		Carter’s, Inc	2,505,937
1,756		Columbia Sportswear Co	175,547
98,375		DR Horton, Inc	4,358,996
177,914		Hanesbrands, Inc	3,214,906
45,253		Hasbro, Inc	4,609,471
4,039		Lennar Corp (B Shares)	168,507
78,048		Lennar Corp (Class A)	4,060,837
48,420	*	Lululemon Athletica, Inc	8,538,867
43,482	*,e	Mattel, Inc	530,046
622,018		Nike, Inc (Class B)	54,631,841
1,570	*	NVR, Inc	4,949,394
28,925		Polaris Industries, Inc	2,788,370
41,055		Pulte Homes, Inc	1,291,590
30,946	*	Skechers U.S.A., Inc (Class A)	979,750
26,287		Tapestry, Inc	848,281
24,679	*	Tempur Sealy International, Inc	1,515,291
34,957		Toll Brothers, Inc	1,331,862
69,480	*	Under Armour, Inc (Class A)	1,604,293
71,506	*	Under Armour, Inc (Class C)	1,481,604
125,499		VF Corp	11,848,361
		TOTAL CONSUMER DURABLES & APPAREL	113,396,400

CONSUMER SERVICES - 2.3%
24,091	*	Bright Horizons Family Solutions	3,087,262
12,349	*	Chipotle Mexican Grill, Inc (Class A)	8,496,606
16,508		Choice Hotels International, Inc	1,370,824
32,332		Darden Restaurants, Inc	3,802,243
20,501		Domino’s Pizza, Inc	5,547,160
41,779		Dunkin Brands Group, Inc	3,117,967
55,072		Extended Stay America, Inc	986,339
46,189	*	frontdoor, Inc	1,627,700
23,448	*	Grand Canyon Education, Inc	2,717,389
21,137		H&R Block, Inc	575,138
44,767	*	Hilton Grand Vacations, Inc	1,434,335
138,236		Hilton Worldwide Holdings, Inc	12,025,150
16,607		International Game Technology plc	242,960
107,882		Las Vegas Sands Corp	7,233,488
143,234		Marriott International, Inc (Class A)	19,539,982
76,833		McDonald’s Corp	15,179,896
22,905		MGM Resorts International	609,960
43,511		Service Corp International	1,810,493
69,312	*	ServiceMaster Global Holdings, Inc	3,398,367
35,940		Six Flags Entertainment Corp	1,908,055
608,560		Starbucks Corp	47,272,941
20,159		Vail Resorts, Inc	4,613,387
91,003		Wendy’s	1,693,566
46,309		Wyndham Destinations, Inc	2,017,220
49,818		Wyndham Hotels & Resorts, Inc	2,775,859
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
52,311		Wynn Resorts Ltd	$7,556,324
14,400		Yum China Holdings, Inc	684,576
45,431		Yum! Brands, Inc	4,742,542
		TOTAL CONSUMER SERVICES	166,067,729

DIVERSIFIED FINANCIALS - 3.6%
240,852		American Express Co	28,235,080
10,843		Ameriprise Financial, Inc	1,591,427
17,282		Capital One Financial Corp	1,604,288
53,185		CBOE Holdings, Inc	5,404,128
606,459		Charles Schwab Corp	27,763,693
21,374		CME Group, Inc	3,823,809
5,231	*	Credit Acceptance Corp	2,595,727
75,959		Discover Financial Services	6,189,899
27,659		E*TRADE Financial Corp	1,401,205
56,387		Eaton Vance Corp	2,344,008
20,754		Evercore Partners, Inc (Class A)	2,022,062
18,486		Factset Research Systems, Inc	5,099,733
31,664		Interactive Brokers Group, Inc (Class A)	1,717,455
146,203		IntercontinentalExchange Group, Inc	11,893,614
350,401		iShares Russell 1000 Growth Index Fund	55,391,390
54,150		Lazard Ltd (Class A)	2,105,352
40,897		LPL Financial Holdings, Inc	3,030,059
18,496		MarketAxess Holdings, Inc	5,147,992
83,573		Moody’s Corp	16,432,123
9,202		Morningstar, Inc	1,320,027
41,632		MSCI, Inc (Class A)	9,383,020
28,914		Northern Trust Corp	2,849,475
2,509		OneMain Holdings, Inc	85,231
17,927		Raymond James Financial, Inc	1,641,575
125,570		S&P Global, Inc	27,708,276
6,899		Santander Consumer USA Holdings, Inc	147,294
64,918		SEI Investments Co	3,534,785
10,576		State Street Corp	715,572
128,273		Synchrony Financial	4,447,225
106,944		T Rowe Price Group, Inc	11,496,480
140,464		TD Ameritrade Holding Corp	7,385,597
24,992		Virtu Financial, Inc	614,303
4,389		Voya Financial, Inc	240,912
		TOTAL DIVERSIFIED FINANCIALS	255,362,816

ENERGY - 0.7%
85,418		Anadarko Petroleum Corp	6,222,701
72,796	*	Antero Resources Corp	527,771
12,320		Apache Corp	405,451
160,976		Cabot Oil & Gas Corp	4,167,669
79,399	*	Cheniere Energy, Inc	5,109,326
132,016	*,e	Chesapeake Energy Corp	384,167
7,366		Cimarex Energy Co	505,750
11,754		Concho Resources, Inc	1,356,176
19,748	*	Continental Resources, Inc	908,210
11,882		Diamondback Energy, Inc	1,264,126
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
30,281		EOG Resources, Inc	$2,908,490
439,958		Halliburton Co	12,464,010
51,194		Kosmos Energy Ltd	342,488
83,911		ONEOK, Inc	5,700,074
99,069	*	Parsley Energy, Inc	1,977,417
46,089		Pioneer Natural Resources Co	7,671,975
25,107	e	RPC, Inc	258,351
		TOTAL ENERGY	52,174,152

FOOD & STAPLES RETAILING - 1.0%
220,852		Costco Wholesale Corp	54,225,791
68,457	*	Sprouts Farmers Market, Inc	1,466,349
235,471		Sysco Corp	16,570,094
5,883	*	US Foods Holding Corp	215,024
		TOTAL FOOD & STAPLES RETAILING	72,477,258

FOOD, BEVERAGE & TOBACCO - 3.7%
956,390		Altria Group, Inc	51,960,669
25,439		Brown-Forman Corp (Class A)	1,330,460
141,933		Brown-Forman Corp (Class B)	7,563,609
61,492		Campbell Soup Co	2,379,125
1,500,868		Coca-Cola Co	73,632,584
77,819		Constellation Brands, Inc (Class A)	16,471,948
14,009		General Mills, Inc	721,043
65,708		Hershey Co	8,203,644
63,916		Kellogg Co	3,854,135
92,203		Keurig Dr Pepper, Inc	2,680,341
3,264		McCormick & Co, Inc	502,558
201,301	*	Monster Beverage Corp	11,997,540
634,632		PepsiCo, Inc	81,264,628
19,300	*	Post Holdings, Inc	2,176,654
		TOTAL FOOD, BEVERAGE & TOBACCO	264,738,938

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
21,285	*	Abiomed, Inc	5,904,672
39,928	*	Align Technology, Inc	12,963,823
76,861		AmerisourceBergen Corp	5,746,128
28,707		Baxter International, Inc	2,190,344
11,934		Becton Dickinson & Co	2,872,991
531,193	*	Boston Scientific Corp	19,717,884
20,188		Cantel Medical Corp	1,391,761
181,705	*	Centene Corp	9,368,710
68,710	*	Cerner Corp	4,565,779
7,848		Chemed Corp	2,564,569
52,099		Cigna Corp	8,275,405
3,561		Cooper Cos, Inc	1,032,405
4,174	*	Covetrus, Inc	137,199
50,619		CVS Health Corp	2,752,661
32,629	*	DaVita, Inc	1,802,426
43,234	*	DexCom, Inc	5,234,340
106,322	*	Edwards Lifesciences Corp	18,720,115
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
50,640		Encompass Health Corp	$3,263,748
98,147		HCA Holdings, Inc	12,487,243
10,436	*	Henry Schein, Inc	668,530
22,041		Hill-Rom Holdings, Inc	2,235,398
64,517		Humana, Inc	16,478,287
8,109	*	ICU Medical, Inc	1,844,798
43,415	*	IDEXX Laboratories, Inc	10,072,280
28,949	*	Insulet Corp	2,496,851
29,901	*	Integra LifeSciences Holdings Corp	1,560,533
57,299	*	Intuitive Surgical, Inc	29,258,588
2,787	*	Laboratory Corp of America Holdings	445,697
22,512	*	Masimo Corp	2,929,937
11,840		McKesson Corp	1,411,920
26,852	*	Molina Healthcare, Inc	3,480,825
15,845	*,e	Penumbra, Inc	2,131,153
13,056	*	Premier, Inc	433,851
70,205		Resmed, Inc	7,337,125
172,421		Stryker Corp	32,572,051
4,777		Teleflex, Inc	1,367,082
482,981		UnitedHealth Group, Inc	112,568,382
45,562	*	Varian Medical Systems, Inc	6,204,178
63,263	*	Veeva Systems, Inc	8,848,596
23,286	*	WellCare Health Plans, Inc	6,015,938
7,818		West Pharmaceutical Services, Inc	967,790
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	372,321,993

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
102,490		Church & Dwight Co, Inc	7,681,625
55,230		Clorox Co	8,821,888
81,583		Colgate-Palmolive Co	5,938,427
19,775		Energizer Holdings, Inc	947,025
108,432		Estee Lauder Cos (Class A)	18,629,702
9,893	*	Herbalife Ltd	522,845
149,561		Kimberly-Clark Corp	19,200,641
8,330		Nu Skin Enterprises, Inc (Class A)	423,747
10,614		Spectrum Brands Holdings, Inc	653,504
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	62,819,404

INSURANCE - 1.4%
783		Alleghany Corp	514,337
64,285		American International Group, Inc	3,058,037
120,367		Aon plc	21,682,911
34,711	*	Arch Capital Group Ltd	1,172,538
7,751		Axis Capital Holdings Ltd	440,644
123,992	*	Berkshire Hathaway, Inc (Class B)	26,870,306
6,060		Brown & Brown, Inc	192,405
10,071		Erie Indemnity Co (Class A)	1,906,642
8,365		Everest Re Group Ltd	1,969,958
550	*	Markel Corp	589,331
119,526		Marsh & McLennan Cos, Inc	11,270,107
293,089		Progressive Corp	22,904,905
1,439		RenaissanceRe Holdings Ltd	223,563
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
25,819		Travelers Cos, Inc	$3,711,481
		TOTAL INSURANCE	96,507,165

MATERIALS - 1.8%
42,787		Avery Dennison Corp	4,734,382
39,797	*	Axalta Coating Systems Ltd	1,073,723
34,460	*	Berry Plastics Group, Inc	2,026,248
41,493		Celanese Corp (Series A)	4,476,680
84,560		Chemours Co	3,045,006
67,074	*	Crown Holdings, Inc	3,899,012
20,339		Eagle Materials, Inc	1,849,018
58,130		Ecolab, Inc	10,700,570
48,886	*	Element Solutions, Inc	530,902
27,793		FMC Corp	2,197,315
24,340		Graphic Packaging Holding Co	337,839
24,635		International Flavors & Fragrances, Inc	3,394,457
21,673		International Paper Co	1,014,513
164,596		Linde plc	29,670,075
74,098		LyondellBasell Industries AF S.C.A	6,537,667
28,551		Martin Marietta Materials, Inc	6,335,467
3,764		NewMarket Corp	1,579,299
47,080		Packaging Corp of America	4,668,453
7,506		PPG Industries, Inc	881,955
14,662		Royal Gold, Inc	1,276,474
15,677		RPM International, Inc	950,810
9,154		Scotts Miracle-Gro Co (Class A)	778,273
44,424		Sealed Air Corp	2,071,047
41,705		Sherwin-Williams Co	18,968,685
17,517		Silgan Holdings, Inc	524,459
42,953		Southern Copper Corp (NY)	1,650,254
16,974		Steel Dynamics, Inc	537,736
61,157		Vulcan Materials Co	7,712,509
15,546		Westlake Chemical Corp	1,084,333
25,440		WR Grace and Co	1,922,755
		TOTAL MATERIALS	126,429,916

MEDIA & ENTERTAINMENT - 12.2%
381,917		Activision Blizzard, Inc	18,412,218
150,991	*	Alphabet, Inc (Class A)	181,032,169
153,887	*	Alphabet, Inc (Class C)	182,891,622
22,432	*	AMC Networks, Inc	1,310,253
2,223		Cable One, Inc	2,357,558
164,884		CBS Corp (Class B)	8,453,603
60,614	*	Charter Communications, Inc	22,499,311
149,018	*	Electronic Arts, Inc	14,104,554
1,200,276	*	Facebook, Inc	232,133,378
37,998	*	IAC/InterActiveCorp	8,543,470
18,139		Interpublic Group of Cos, Inc	417,197
1,663	e	Lions Gate Entertainment Corp (Class A)	24,263
3,246	e	Lions Gate Entertainment Corp (Class B)	44,145
70,652	*	Live Nation, Inc	4,616,402
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,258	*	Madison Square Garden Co	$393,049
27,624	e	Match Group, Inc	1,668,490
210,316	*	NetFlix, Inc	77,930,491
72,676		Omnicom Group, Inc	5,816,260
818,711		Sirius XM Holdings, Inc	4,756,711
34,413	*	Take-Two Interactive Software, Inc	3,332,211
52,873	*	TripAdvisor, Inc	2,814,430
360,225	*	Twitter, Inc	14,376,580
537,600		Walt Disney Co	73,635,072
20,676	*	Zillow Group, Inc (Class A)	686,650
41,760	*,e	Zillow Group, Inc (Class C)	1,394,784
		TOTAL MEDIA & ENTERTAINMENT	863,644,871

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
765,528		AbbVie, Inc	60,775,268
24,989	*	Agios Pharmaceuticals, Inc	1,397,385
89,495	*	Alexion Pharmaceuticals, Inc	12,182,954
75,667	*	Alkermes plc	2,294,223
42,751	*	Alnylam Pharmaceuticals, Inc	3,819,374
298,681		Amgen, Inc	53,559,477
94,265	*	Biogen Idec, Inc	21,609,309
88,059	*	BioMarin Pharmaceutical, Inc	7,531,686
18,382		Bio-Techne Corp	3,760,773
18,209	*	Bluebird Bio, Inc	2,582,583
440,658		Bristol-Myers Squibb Co	20,459,751
21,411		Bruker BioSciences Corp	826,465
18,748	*	Catalent, Inc	840,285
354,021	*	Celgene Corp	33,511,628
17,218	*	Charles River Laboratories International, Inc	2,418,612
80,929	*	Elanco Animal Health, Inc	2,549,264
272,401		Eli Lilly & Co	31,881,813
60,431	*	Exact Sciences Corp	5,963,935
145,264	*	Exelixis, Inc	2,855,890
479,587		Gilead Sciences, Inc	31,192,338
74,155	*	Illumina, Inc	23,136,360
89,542	*	Incyte Corp	6,876,826
63,652	*	Ionis Pharmaceuticals, Inc	4,731,253
27,610	*	Jazz Pharmaceuticals plc	3,582,950
244,145		Johnson & Johnson	34,473,274
86,584		Merck & Co, Inc	6,815,027
12,424	*	Mettler-Toledo International, Inc	9,259,110
12,563	*,e	Moderna, Inc	327,015
82,329	*	Nektar Therapeutics	2,636,175
45,388	*	Neurocrine Biosciences, Inc	3,278,829
28,351	*	PRA Health Sciences, Inc	2,744,944
40,583	*	Regeneron Pharmaceuticals, Inc	13,925,651
24,541	*	Sage Therapeutics, Inc	4,128,532
33,051	*	Sarepta Therapeutics, Inc	3,864,984
54,941	*	Seattle Genetics, Inc	3,723,901
11,831		Thermo Fisher Scientific, Inc	3,282,511
129,056	*	Vertex Pharmaceuticals, Inc	21,807,883
35,508	*	Waters Corp	7,582,378
245,002		Zoetis, Inc	24,951,004
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	483,141,620
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 2.3%
3,724		Alexandria Real Estate Equities, Inc	$530,260
221,046		American Tower Corp	43,170,284
78,037	*	CBRE Group, Inc	4,063,386
12,378		Colony Capital, Inc	63,623
18,846		Coresite Realty	2,061,941
158,265		Crown Castle International Corp	19,906,572
41,448		Equinix, Inc	18,846,406
42,877		Equity Lifestyle Properties, Inc	5,003,746
53,300		Extra Space Storage, Inc	5,526,677
37,627		Gaming and Leisure Properties, Inc	1,519,378
7,275	*	Howard Hughes Corp	807,525
11,502		Hudson Pacific Properties	400,960
37,503		Lamar Advertising Co	3,100,373
3,289		Life Storage, Inc	313,409
7,527		Omega Healthcare Investors, Inc	266,380
75,413		Public Storage, Inc	16,679,847
56,501	*	SBA Communications Corp	11,510,949
141,538		Simon Property Group, Inc	24,585,151
31,194		Taubman Centers, Inc	1,537,864
		TOTAL REAL ESTATE	159,894,731

RETAILING - 10.8%
9,984		Advance Auto Parts, Inc	1,660,539
207,733	*	Amazon.com, Inc	400,201,779
11,125	*	AutoZone, Inc	11,439,949
30,787		Best Buy Co, Inc	2,290,861
23,303	*	Booking Holdings, Inc	43,226,832
32,983	*	Burlington Stores, Inc	5,571,158
52,153	*	CarMax, Inc	4,060,633
133,332		Dollar General Corp	16,811,832
20,301	*	Dollar Tree, Inc	2,259,095
94,793		eBay, Inc	3,673,229
59,802		Expedia, Inc	7,764,692
32,551	*	Floor & Decor Holdings, Inc	1,563,099
11,852		Gap, Inc	309,100
46,044	*	GrubHub, Inc	3,075,279
569,967		Home Depot, Inc	116,102,278
29,084		L Brands, Inc	745,714
24,395	*	LKQ Corp	734,289
404,542		Lowe’s Companies, Inc	45,769,882
7,904	*	Michaels Cos, Inc	88,841
60,208		Nordstrom, Inc	2,469,732
38,898	*	O’Reilly Automotive, Inc	14,725,616
19,389		Pool Corp	3,562,535
183,436		Ross Stores, Inc	17,914,360
10,025		Tiffany & Co	1,080,895
624,254		TJX Companies, Inc	34,259,059
61,046		Tractor Supply Co	6,318,261
28,578	*	Ulta Beauty, Inc	9,973,150
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
40,572	*	Urban Outfitters, Inc	$1,206,205
28,758	*,e	Wayfair, Inc	4,663,110
10,251	e	Williams-Sonoma, Inc	586,050
		TOTAL RETAILING	764,108,054

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
470,699	*	Advanced Micro Devices, Inc	13,005,413
29,088		Analog Devices, Inc	3,381,189
482,540		Applied Materials, Inc	21,265,538
122,534		Broadcom, Inc	39,014,826
127,095		Cypress Semiconductor Corp	2,183,492
82,364		Kla-Tencor Corp	10,499,763
76,559		Lam Research Corp	15,880,633
76,421		Marvell Technology Group Ltd	1,912,054
135,459		Maxim Integrated Products, Inc	8,127,540
117,149	e	Microchip Technology, Inc	11,702,014
443,502	*	Micron Technology, Inc	18,653,694
26,434		MKS Instruments, Inc	2,405,758
20,113		Monolithic Power Systems, Inc	3,131,795
294,060		NVIDIA Corp	53,224,860
9,708		NXP Semiconductors NV	1,025,359
205,880	*	ON Semiconductor Corp	4,747,593
61,203		Skyworks Solutions, Inc	5,396,881
14,159		Teradyne, Inc	693,791
484,728		Texas Instruments, Inc	57,115,500
22,330		Universal Display Corp	3,563,868
58,141		Versum Materials, Inc	3,033,797
129,179		Xilinx, Inc	15,519,565
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	295,484,923

SOFTWARE & SERVICES - 21.4%
28,342	*	2U, Inc	1,714,691
325,280		Accenture plc	59,418,898
248,458	*	Adobe, Inc	71,866,476
74,476	*	Akamai Technologies, Inc	5,962,549
23,145		Alliance Data Systems Corp	3,705,514
42,291	*	Ansys, Inc	8,280,578
33,049	*	Aspen Technology, Inc	4,029,004
51,599	*	Atlassian Corp plc	5,683,630
92,366	*	Autodesk, Inc	16,460,545
219,780		Automatic Data Processing, Inc	36,129,634
69,448	*	Black Knight, Inc	3,918,256
65,811		Booz Allen Hamilton Holding Co	3,901,934
57,527		Broadridge Financial Solutions, Inc	6,795,665
141,301	*	Cadence Design Systems, Inc	9,803,463
64,301		CDK Global, Inc	3,878,636
23,087	*	Ceridian HCM Holding, Inc	1,227,074
69,011		Citrix Systems, Inc	6,967,351
259,687		Cognizant Technology Solutions Corp (Class A)	18,946,764
38,833	*	DocuSign, Inc	2,200,666
3,062	*,e	Elastic NV	261,954
25,055	*	EPAM Systems, Inc	4,493,865
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,804	*	Euronet Worldwide, Inc	$1,919,192
14,312	*	Fair Isaac Corp	4,003,782
13,161		Fidelity National Information Services, Inc	1,525,755
71,017	*	FireEye, Inc	1,137,692
25,355	*	First American Corp	1,029,667
277,410	*	First Data Corp	7,173,823
199,692	*	Fiserv, Inc	17,421,130
42,759	*	FleetCor Technologies, Inc	11,157,961
70,829	*	Fortinet, Inc	6,616,845
45,093	*	Gartner, Inc	7,168,434
29,599		Genpact Ltd	1,074,444
80,047		Global Payments, Inc	11,692,465
83,456	*	GoDaddy, Inc	6,801,664
39,119	*	Guidewire Software, Inc	4,166,173
332,613		International Business Machines Corp	46,655,626
124,706		Intuit, Inc	31,308,688
38,015		Jack Henry & Associates, Inc	5,666,516
15,726		LogMeIn, Inc	1,295,822
33,436	*	Manhattan Associates, Inc	2,255,258
460,021		MasterCard, Inc (Class A)	116,955,739
3,624,832		Microsoft Corp	473,403,059
71,560	*	Nutanix, Inc	3,090,676
44,320	*	Okta, Inc	4,610,610
120,462		Oracle Corp	6,665,162
45,871	*	Palo Alto Networks, Inc	11,414,081
161,379		Paychex, Inc	13,605,863
24,219	*	Paycom Software, Inc	4,905,074
593,338	*	PayPal Holdings, Inc	66,910,726
20,231		Pegasystems, Inc	1,517,527
25,962	*	Pluralsight, Inc	921,391
24,907	*	Proofpoint, Inc	3,123,836
58,960	*	PTC, Inc	5,334,111
35,653	*	RealPage, Inc	2,324,932
89,967	*	Red Hat, Inc	16,421,677
34,814	*	RingCentral, Inc	4,051,305
107,766		Sabre Corp	2,237,222
366,325	*	salesforce.com, Inc	60,571,839
89,886	*	ServiceNow, Inc	24,404,948
9,269	*	SolarWinds Corp	181,209
74,026	*	Splunk, Inc	10,218,549
147,535	*	Square, Inc	10,743,499
99,160		SS&C Technologies Holdings, Inc	6,709,166
23,226		Switch, Inc	252,467
7,074	*	Synopsys, Inc	856,520
35,927	*	Tableau Software, Inc	4,376,268
44,193	*	Teradata Corp	2,009,456
89,334		Total System Services, Inc	9,133,508
44,309	*	Twilio, Inc	6,076,536
18,762	*	Tyler Technologies, Inc	4,351,095
15,019	*	Ultimate Software Group, Inc	4,966,032
52,150	*	VeriSign, Inc	10,297,017
891,358		Visa, Inc (Class A)	146,565,996
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
36,059		VMware, Inc (Class A)	$7,360,724
58,882		Western Union Co	1,144,666
20,090	*	WEX, Inc	4,224,927
72,912	*	Workday, Inc	14,992,895
13,817	*	Worldpay, Inc	1,619,491
51,931	*	Zendesk, Inc	4,558,503
		TOTAL SOFTWARE & SERVICES	1,518,826,386

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
148,028		Amphenol Corp (Class A)	14,737,668
2,397,932		Apple, Inc	481,193,015
29,147	*	Arista Networks, Inc	9,102,317
74,384		CDW Corp	7,854,950
83,805		Cognex Corp	4,226,286
8,212	*	Coherent, Inc	1,215,458
4,480	*	Dell Technologies, Inc	301,997
29,326	*	F5 Networks, Inc	4,601,249
5,601		Flir Systems, Inc	296,517
17,813	*	IPG Photonics Corp	3,112,465
9,267		Littelfuse, Inc	1,863,130
9,917		Motorola Solutions, Inc	1,437,072
43,117		National Instruments Corp	2,030,811
44,885	*	NCR Corp	1,299,421
126,606		NetApp, Inc	9,223,247
82,938	*	Pure Storage, Inc	1,895,963
7,309		Ubiquiti Networks, Inc	1,245,819
26,425	*	Zebra Technologies Corp (Class A)	5,579,375
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	551,216,760

TELECOMMUNICATION SERVICES - 0.2%
99,310	*	T-Mobile US, Inc	7,248,637
113,302	*	Zayo Group Holdings, Inc	3,545,219
		TOTAL TELECOMMUNICATION SERVICES	10,793,856

TRANSPORTATION - 2.5%
69,862		CH Robinson Worldwide, Inc	5,658,822
183,665		CSX Corp	14,625,244
79,103		Delta Air Lines, Inc	4,610,914
88,057		Expeditors International of Washington, Inc	6,993,487
122,263		FedEx Corp	23,163,948
5,812	*	Genesee & Wyoming, Inc (Class A)	515,234
43,943		JB Hunt Transport Services, Inc	4,151,734
21,683		Landstar System, Inc	2,362,580
33,121		Old Dominion Freight Line	4,944,303
12,756		Schneider National, Inc	266,600
182,773		Southwest Airlines Co	9,911,780
334,559		Union Pacific Corp	59,230,325
348,161		United Parcel Service, Inc (Class B)	36,981,662
61,438	*,e	XPO Logistics, Inc	4,182,699
		TOTAL TRANSPORTATION	177,599,332

		TOTAL COMMON STOCKS	7,090,131,308
		(Cost $4,312,233,331)
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.5%

TREASURY DEBT - 0.0%
$4,100,000		United States Treasury Bill	2.372%	05/14/19	$4,096,476
		TOTAL TREASURY DEBT			4,096,476

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
34,326,682	c	State Street Navigator Securities Lending Government Money Market Portfolio			34,326,682
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			34,326,682

		TOTAL SHORT-TERM INVESTMENTS			38,423,158
		(Cost $38,423,173)

		TOTAL INVESTMENTS - 100.5%			7,128,554,466
		(Cost $4,350,656,504)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(35,352,667)
		NET ASSETS - 100.0%			$7,093,201,799

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,032,985.
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.9%
43,811		Adient plc	$1,012,034
16,655		Aptiv plc	1,427,333
101,510		BorgWarner, Inc	4,240,073
1,853,090		Ford Motor Co	19,364,791
6,113	*,e	Garrett Motion, Inc	114,924
621,957		General Motors Co	24,225,225
41,963		Gentex Corp	966,408
114,732		Goodyear Tire & Rubber Co	2,204,002
79,398		Harley-Davidson, Inc	2,955,988
26,509		Lear Corp	3,790,787
2,004		Thor Industries, Inc	132,003
3,566	*	Visteon Corp	235,427
		TOTAL AUTOMOBILES & COMPONENTS	60,668,995

BANKS - 11.1%
75,521		Associated Banc-Corp	1,713,571
4,281,597		Bank of America Corp	130,931,236
18,005		Bank of Hawaii Corp	1,483,252
52,989		Bank OZK	1,730,091
45,310		BankUnited	1,657,440
365,470		BB&T Corp	18,712,064
13,031		BOK Financial Corp	1,135,521
47,865		CIT Group, Inc	2,549,769
1,125,777		Citigroup, Inc	79,592,434
222,071		Citizens Financial Group, Inc	8,038,970
72,050		Comerica, Inc	5,662,409
47,168		Commerce Bancshares, Inc	2,850,362
28,105		Cullen/Frost Bankers, Inc	2,857,997
63,393		East West Bancorp, Inc	3,263,472
363,552		Fifth Third Bancorp	10,477,569
3,766		First Citizens Bancshares, Inc (Class A)	1,688,109
65,206		First Hawaiian, Inc	1,802,946
155,445		First Horizon National Corp	2,345,665
77,568		First Republic Bank	8,192,732
153,851		FNB Corp	1,866,213
493,811		Huntington Bancshares, Inc	6,873,849
1,572,037		JPMorgan Chase & Co	182,434,894
481,490		Keycorp	8,450,150
65,621		M&T Bank Corp	11,160,163
229,158		New York Community Bancorp, Inc	2,665,108
55,890		PacWest Bancorp	2,210,450
180,850		People’s United Financial, Inc	3,126,897
20,289		Pinnacle Financial Partners, Inc	1,178,182
216,908		PNC Financial Services Group, Inc	29,701,212
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
46,805		Popular, Inc	$2,701,117
31,129		Prosperity Bancshares, Inc	2,292,340
490,516		Regions Financial Corp	7,617,713
9,619		Signature Bank	1,270,381
98,805		Sterling Bancorp/DE	2,116,403
213,095		SunTrust Banks, Inc	13,953,461
5,801	*	SVB Financial Group	1,460,228
56,777		Synovus Financial Corp	2,092,800
78,542		TCF Financial Corp	1,738,134
8,628	*	Texas Capital Bancshares, Inc	558,490
28,690		TFS Financial Corp	477,402
104,464		Umpqua Holdings Corp	1,813,495
718,592		US Bancorp	38,315,325
43,546		Webster Financial Corp	2,313,599
1,961,654		Wells Fargo & Co	94,963,670
18,588	*	Western Alliance Bancorp	888,135
26,591		Wintrust Financial Corp	2,026,234
87,842		Zions Bancorporation	4,333,246
		TOTAL BANKS	717,284,900

CAPITAL GOODS - 5.7%
43,860		3M Co	8,311,909
18,336		Acuity Brands, Inc	2,683,107
73,886	*	Aecom Technology Corp	2,504,736
30,445		AGCO Corp	2,154,897
40,490		Air Lease Corp	1,561,294
7,782		Allegion plc	772,208
87,602		Ametek, Inc	7,723,868
205,267		Arconic, Inc	4,409,135
18,425		Arcosa, Inc	573,570
27,220		Carlisle Cos, Inc	3,849,452
22,058		Caterpillar, Inc	3,075,326
40,080	*	Colfax Corp	1,209,214
22,345		Crane Co	1,900,442
45,139		Cummins, Inc	7,506,164
19,397		Curtiss-Wright Corp	2,210,094
4,556		Donaldson Co, Inc	243,928
68,733		Dover Corp	6,738,583
207,520		Eaton Corp	17,186,807
84,361		Emerson Electric Co	5,988,787
62,849		Flowserve Corp	3,081,487
66,562		Fluor Corp	2,644,508
11,468		Fortive Corp	990,147
40,547		Fortune Brands Home & Security, Inc	2,140,071
42,455	*	Gardner Denver Holdings, Inc	1,432,856
21,166	*	Gates Industrial Corp plc	340,349
65,805		General Dynamics Corp	11,760,670
4,094,893		General Electric Co	41,645,062
18,331		GrafTech International Ltd	209,890
58,120	*	HD Supply Holdings, Inc	2,655,503
31,410		Hexcel Corp	2,221,001
130,999		Honeywell International, Inc	22,745,356
8,409		Hubbell, Inc	1,072,988
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,997		Huntington Ingalls	$667,072
1,582		IDEX Corp	247,836
53,386		Ingersoll-Rand plc	6,545,658
40,828		ITT, Inc	2,472,135
59,533		Jacobs Engineering Group, Inc	4,640,002
432,369		Johnson Controls International plc	16,213,838
37,145		L3 Technologies, Inc	8,119,154
894		Lennox International, Inc	242,676
10,155		Lockheed Martin Corp	3,384,966
46,775		Masco Corp	1,827,032
10,817	*	Middleby Corp	1,429,250
10,939		MSC Industrial Direct Co (Class A)	915,047
1,821		Nordson Corp	265,775
77,178		nVent Electric plc	2,157,125
32,511		Oshkosh Truck Corp	2,685,084
52,229		Owens Corning, Inc	2,677,781
160,532		PACCAR, Inc	11,505,329
50,233		Parker-Hannifin Corp	9,096,192
76,698		Pentair plc	2,990,455
48,024		Quanta Services, Inc	1,949,774
20,839		Regal-Beloit Corp	1,772,982
15,919	*	Resideo Technologies, Inc	361,361
39,146		Roper Industries, Inc	14,080,816
36,706	*	Sensata Technologies Holding plc	1,833,098
26,202		Snap-On, Inc	4,409,273
71,806		Stanley Black & Decker, Inc	10,526,760
16,762	*	Teledyne Technologies, Inc	4,165,525
32,422		Terex Corp	1,080,625
96,155		Textron, Inc	5,096,215
32,939		Timken Co	1,579,425
70,091		Trinity Industries, Inc	1,511,162
384,940		United Technologies Corp	54,896,294
49,822	*	Univar, Inc	1,112,525
9,490		Valmont Industries, Inc	1,279,632
48,072		Wabtec Corp	3,560,693
2,993		Watsco, Inc	474,301
23,292	*	WESCO International, Inc	1,333,234
37,681		Xylem, Inc	3,142,595
		TOTAL CAPITAL GOODS	365,792,106

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
50,297	e	ADT, Inc	331,457
24,532	*	Clean Harbors, Inc	1,864,432
41,358		Equifax, Inc	5,209,040
183,748	*	IHS Markit Ltd	10,521,410
4,104		KAR Auction Services, Inc	231,794
29,266		Manpower, Inc	2,810,707
169,179		Nielsen NV	4,319,140
96,568		Republic Services, Inc	7,997,762
39,488	*	Stericycle, Inc	2,305,704
30,790		Waste Management, Inc	3,304,999
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,896,445
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
CONSUMER DURABLES & APPAREL - 0.8%
37,317		Brunswick Corp	$1,911,004
31,487	*	Capri Holdings Ltd	1,387,947
12,775		Columbia Sportswear Co	1,277,117
67,878		DR Horton, Inc	3,007,674
54,042	*	Garmin Ltd	4,633,561
11,767		Hasbro, Inc	1,198,587
62,443		Leggett & Platt, Inc	2,457,757
2,777		Lennar Corp (B Shares)	115,857
62,637		Lennar Corp (Class A)	3,259,003
124,041	*,e	Mattel, Inc	1,512,060
30,112	*	Mohawk Industries, Inc	4,102,760
202,493		Newell Rubbermaid, Inc	2,911,849
83,827		Pulte Homes, Inc	2,637,197
35,713		PVH Corp	4,606,620
25,768		Ralph Lauren Corp	3,390,553
31,083	*	Skechers U.S.A., Inc (Class A)	984,088
109,597		Tapestry, Inc	3,536,695
31,601		Toll Brothers, Inc	1,203,998
19,392	*	Under Armour, Inc (Class A)	447,761
17,346	*	Under Armour, Inc (Class C)	359,409
35,491		VF Corp	3,350,705
29,645		Whirlpool Corp	4,115,319
		TOTAL CONSUMER DURABLES & APPAREL	52,407,521

CONSUMER SERVICES - 2.0%
115,928		ARAMARK Holdings Corp	3,603,042
4,294	*	Bright Horizons Family Solutions	550,276
267,404	*	Caesars Entertainment Corp	2,502,901
189,816		Carnival Corp	10,413,306
29,176		Darden Restaurants, Inc	3,431,098
36,063		Extended Stay America, Inc	645,888
1,998		Graham Holdings Co	1,485,373
79,907		H&R Block, Inc	2,174,270
18,848		Hyatt Hotels Corp	1,446,207
44,125		International Game Technology plc	645,549
65,998		Las Vegas Sands Corp	4,425,166
297,365		McDonald’s Corp	58,750,403
216,527		MGM Resorts International	5,766,114
104,137	*	Norwegian Cruise Line Holdings Ltd	5,872,285
79,024		Royal Caribbean Cruises Ltd	9,557,163
44,658		Service Corp International	1,858,219
158,005		Yum China Holdings, Inc	7,511,558
102,969		Yum! Brands, Inc	10,748,934
		TOTAL CONSUMER SERVICES	131,387,752

DIVERSIFIED FINANCIALS - 5.2%
25,809		Affiliated Managers Group, Inc	2,862,734
254,269		AGNC Investment Corp	4,523,446
192,408		Ally Financial, Inc	5,716,442
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
105,409		American Express Co	$12,357,097
54,185		Ameriprise Financial, Inc	7,952,732
656,329		Annaly Capital Management, Inc	6,622,360
110,037		AXA Equitable Holdings, Inc	2,496,740
421,884		Bank of New York Mellon Corp	20,950,759
124,805		BGC Partners, Inc (Class A)	673,947
57,602		BlackRock, Inc	27,950,794
204,179		Capital One Financial Corp	18,953,937
3,891		CBOE Holdings, Inc	395,365
89,998		Chimera Investment Corp	1,725,262
148,327		CME Group, Inc	26,535,700
274	*	Credit Acceptance Corp	135,964
84,997		Discover Financial Services	6,926,406
90,688		E*TRADE Financial Corp	4,594,254
142,777		Franklin Resources, Inc	4,938,656
165,540		Goldman Sachs Group, Inc	34,087,997
3,014		Interactive Brokers Group, Inc (Class A)	163,479
128,829		IntercontinentalExchange Group, Inc	10,480,239
192,422		Invesco Ltd	4,227,511
337,606		iShares Russell 1000 Value Index Fund	43,129,167
135,664		Jefferies Financial Group, Inc	2,790,609
6,589		Lazard Ltd (Class A)	256,180
40,133		Legg Mason, Inc	1,342,449
201,272		MFA Mortgage Investments, Inc	1,511,553
575,892		Morgan Stanley	27,786,789
54,145		NASDAQ OMX Group, Inc	4,992,169
115,678		Navient Corp	1,562,810
189,325		New Residential Investment Corp	3,182,553
68,916		Northern Trust Corp	6,791,672
33,765		OneMain Holdings, Inc	1,146,997
42,471		Raymond James Financial, Inc	3,889,069
47,967		Santander Consumer USA Holdings, Inc	1,024,095
201,539		SLM Corp	2,047,636
125,309		Starwood Property Trust, Inc	2,888,372
167,021		State Street Corp	11,300,641
222,753		Synchrony Financial	7,722,847
7,882		T Rowe Price Group, Inc	847,315
115,050		Two Harbors Investment Corp	1,594,593
66,519		Voya Financial, Inc	3,651,228
		TOTAL DIVERSIFIED FINANCIALS	334,730,565

ENERGY - 9.3%
158,949		Anadarko Petroleum Corp	11,579,435
52,338	*	Antero Resources Corp	379,450
169,935		Apache Corp	5,592,561
36,843	*	Apergy Corp	1,462,299
243,764		Baker Hughes a GE Co	5,855,211
50,362		Cabot Oil & Gas Corp	1,303,872
87,218	*	Centennial Resource Development, Inc	918,406
34,469	*	Cheniere Energy, Inc	2,218,080
431,745	*,e	Chesapeake Energy Corp	1,256,378
904,908		Chevron Corp	108,643,254
41,732		Cimarex Energy Co	2,865,319
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
94,575	*	CNX Resources Corp	$847,392
80,337		Concho Resources, Inc	9,269,283
541,149		ConocoPhillips	34,157,325
23,919	*	Continental Resources, Inc	1,100,035
221,829	*	Devon Energy Corp	7,129,584
62,184		Diamondback Energy, Inc	6,615,756
243,567		EOG Resources, Inc	23,394,610
120,447		EQT Corp	2,463,141
97,290		Equitrans Midstream Corp	2,026,551
39,755	*,e	Extraction Oil & Gas, Inc	186,849
2,012,668		Exxon Mobil Corp	161,576,987
50,369		Helmerich & Payne, Inc	2,947,594
124,174		Hess Corp	7,962,037
75,417		HollyFrontier Corp	3,599,653
924,390		Kinder Morgan, Inc	18,367,629
97,572		Kosmos Energy Ltd	652,757
393,558		Marathon Oil Corp	6,706,228
318,296		Marathon Petroleum Corp	19,374,678
78,186		Murphy Oil Corp	2,129,787
137,618		Nabors Industries Ltd	481,663
181,358		National Oilwell Varco, Inc	4,740,698
227,757		Noble Energy, Inc	6,163,104
358,843		Occidental Petroleum Corp	21,128,676
114,019		ONEOK, Inc	7,745,311
42,742	*	Parsley Energy, Inc	853,130
104,987		Patterson-UTI Energy, Inc	1,426,773
56,497		PBF Energy, Inc	1,897,169
195,436		Phillips 66	18,423,752
36,104		Pioneer Natural Resources Co	6,009,872
106,921	*	Questar Market Resources, Inc	804,046
100,495		Range Resources Corp	908,475
17,141	e	RPC, Inc	176,381
658,463		Schlumberger Ltd	28,103,201
52,610		SM Energy Co	838,077
106,807		Targa Resources Investments, Inc	4,288,301
251,342	*	Transocean Ltd (NYSE)	1,975,548
201,241		Valero Energy Corp	18,244,509
43,081	*,e	Whiting Petroleum Corp	1,179,989
565,886		Williams Cos, Inc	16,031,550
197,727	*	WPX Energy, Inc	2,746,428
		TOTAL ENERGY	596,748,794

FOOD & STAPLES RETAILING - 1.6%
17,141		Casey’s General Stores, Inc	2,268,611
376,564		Kroger Co	9,707,820
96,159	*	US Foods Holding Corp	3,514,612
384,641		Walgreens Boots Alliance, Inc	20,605,218
666,925		Walmart, Inc	68,586,567
		TOTAL FOOD & STAPLES RETAILING	104,682,828
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 3.6%
265,074		Archer Daniels Midland Co	$11,822,300
66,798		Bunge Ltd	3,500,883
26,103		Campbell Soup Co	1,009,925
407,116		Coca-Cola Co	19,973,111
228,883		ConAgra Brands, Inc	7,045,019
85,262		Flowers Foods, Inc	1,853,596
267,114		General Mills, Inc	13,748,358
43,423	*	Hain Celestial Group, Inc	947,490
4,901		Hershey Co	611,890
128,978		Hormel Foods Corp	5,151,381
31,447		Ingredion, Inc	2,979,603
52,233		J.M. Smucker Co	6,405,333
58,965		Kellogg Co	3,555,590
286,101		Kraft Heinz Co	9,509,997
69,507		Lamb Weston Holdings, Inc	4,868,965
54,930		McCormick & Co, Inc	8,457,572
82,323		Molson Coors Brewing Co (Class B)	5,284,313
678,035		Mondelez International, Inc	34,478,080
76,064		PepsiCo, Inc	9,739,995
737,927		Philip Morris International, Inc	63,874,961
25,218	*	Pilgrim’s Pride Corp	678,616
13,166	*	Post Holdings, Inc	1,484,862
137		Seaboard Corp	615,895
25,830	*	TreeHouse Foods, Inc	1,730,093
138,022		Tyson Foods, Inc (Class A)	10,353,030
		TOTAL FOOD, BEVERAGE & TOBACCO	229,680,858

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
812,804		Abbott Laboratories	64,666,686
41,737	*	Acadia Healthcare Co, Inc	1,336,419
123,584		Anthem, Inc	32,506,300
210,956		Baxter International, Inc	16,095,943
114,375		Becton Dickinson & Co	27,534,637
151,245	*	Boston Scientific Corp	5,614,214
141,442		Cardinal Health, Inc	6,889,640
22,450	*	Centene Corp	1,157,522
81,336	*	Cerner Corp	5,404,777
127,083		Cigna Corp	20,185,864
19,311		Cooper Cos, Inc	5,598,645
25,937	*	Covetrus, Inc	852,549
563,655		CVS Health Corp	30,651,559
298,207		Danaher Corp	39,494,535
31,011	*	DaVita, Inc	1,713,048
103,767		Dentsply Sirona, Inc	5,305,607
36,829		HCA Holdings, Inc	4,685,754
61,445	*	Henry Schein, Inc	3,936,167
11,061		Hill-Rom Holdings, Inc	1,121,807
126,319	*	Hologic, Inc	5,858,675
3,268		Humana, Inc	834,680
7,801	*	Integra LifeSciences Holdings Corp	407,134
44,936	*	Laboratory Corp of America Holdings	7,186,165
79,678		McKesson Corp	9,501,601
44,744	*	MEDNAX, Inc	1,251,490
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
642,797		Medtronic plc	$57,086,802
4,541	*	Molina Healthcare, Inc	588,650
13,691	*	Premier, Inc	454,952
64,409		Quest Diagnostics, Inc	6,207,739
39,737		STERIS plc	5,204,752
17,491		Teleflex, Inc	5,005,574
39,678		Universal Health Services, Inc (Class B)	5,033,948
1,875	*	WellCare Health Plans, Inc	484,406
26,695		West Pharmaceutical Services, Inc	3,304,574
96,653		Zimmer Biomet Holdings, Inc	11,903,783
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	395,066,598

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
17,714		Church & Dwight Co, Inc	1,327,664
8,046		Clorox Co	1,285,188
329,545		Colgate-Palmolive Co	23,987,581
220,960	e	Coty, Inc	2,390,787
12,717		Energizer Holdings, Inc	609,017
41,526	*	Herbalife Ltd	2,194,649
20,355		Kimberly-Clark Corp	2,613,175
16,914		Nu Skin Enterprises, Inc (Class A)	860,415
1,183,336		Procter & Gamble Co	126,001,617
11,056		Spectrum Brands Holdings, Inc	680,718
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	161,950,811

INSURANCE - 7.0%
354,034		Aflac, Inc	17,836,233
5,975		Alleghany Corp	3,924,858
157,433		Allstate Corp	15,595,313
34,113		American Financial Group, Inc	3,531,719
361,582		American International Group, Inc	17,200,456
3,746		American National Insurance Co	424,384
154,537	*	Arch Capital Group Ltd	5,220,260
85,633		Arthur J. Gallagher & Co	7,160,631
28,125		Assurant, Inc	2,671,875
48,567		Assured Guaranty Ltd	2,316,646
75,340	*	Athene Holding Ltd	3,402,354
34,898		Axis Capital Holdings Ltd	1,983,951
804,349	*	Berkshire Hathaway, Inc (Class B)	174,310,472
56,957	*	Brighthouse Financial, Inc	2,380,233
103,999		Brown & Brown, Inc	3,301,968
217,748		Chubb Ltd	31,617,009
72,935		Cincinnati Financial Corp	7,014,888
11,011		CNA Financial Corp	510,140
2,445		Erie Indemnity Co (Class A)	462,887
11,617		Everest Re Group Ltd	2,735,804
52,798		First American Financial Corp	3,012,654
125,305		FNF Group	5,005,935
19,237		Hanover Insurance Group, Inc	2,320,175
169,684		Hartford Financial Services Group, Inc	8,876,170
101,208		Lincoln National Corp	6,752,598
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
132,005		Loews Corp	$6,770,536
5,883	*	Markel Corp	6,303,693
128,412		Marsh & McLennan Cos, Inc	12,107,967
12,280		Mercury General Corp	660,418
386,620		Metlife, Inc	17,834,781
134,981		Old Republic International Corp	3,018,175
131,005		Principal Financial Group	7,488,246
196,060		Prudential Financial, Inc	20,725,503
29,750		Reinsurance Group of America, Inc (Class A)	4,507,423
17,222		RenaissanceRe Holdings Ltd	2,675,610
48,558		Torchmark Corp	4,256,594
101,138		Travelers Cos, Inc	14,538,588
96,336		UnumProvident Corp	3,556,725
67,659		W.R. Berkley Corp	4,147,497
1,449		White Mountains Insurance Group Ltd	1,360,669
61,577		Willis Towers Watson plc	11,351,104
		TOTAL INSURANCE	450,873,142

MATERIALS - 4.0%
104,110		Air Products & Chemicals, Inc	21,424,797
50,133		Albemarle Corp	3,762,983
88,005	*	Alcoa Corp	2,347,973
29,530		Aptargroup, Inc	3,284,917
2,610		Ardagh Group S.A.	36,227
29,581		Ashland Global Holdings, Inc	2,382,158
61,723	*	Axalta Coating Systems Ltd	1,665,286
158,502		Ball Corp	9,500,610
42,992		Bemis Co, Inc	2,468,601
31,317	*	Berry Plastics Group, Inc	1,841,440
28,903		Cabot Corp	1,311,618
22,244		Celanese Corp (Series A)	2,399,905
109,441		CF Industries Holdings, Inc	4,900,768
29,752		Domtar Corp	1,454,873
359,472	*	Dow, Inc	20,392,846
1,078,369		DowDuPont, Inc	41,463,288
1,055		Eagle Materials, Inc	95,910
67,953		Eastman Chemical Co	5,360,133
66,323		Ecolab, Inc	12,208,738
48,627	*	Element Solutions, Inc	528,089
37,737		FMC Corp	2,983,487
686,862		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,455,271
122,353		Graphic Packaging Holding Co	1,698,260
103,975		Huntsman Corp	2,312,404
25,094		International Flavors & Fragrances, Inc	3,457,702
172,136		International Paper Co	8,057,686
107,089		Linde plc	19,303,863
76,325		LyondellBasell Industries AF S.C.A	6,734,155
2,486		Martin Marietta Materials, Inc	551,643
166,589		Mosaic Co	4,349,639
346		NewMarket Corp	145,175
388,437		Newmont Mining Corp	12,064,853
145,093		Nucor Corp	8,280,457
80,924		Olin Corp	1,755,242
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
77,063		Owens-Illinois, Inc	$1,522,765
107,421		PPG Industries, Inc	12,621,967
31,772		Reliance Steel & Aluminum Co	2,921,753
17,278		Royal Gold, Inc	1,504,223
49,880		RPM International, Inc	3,025,222
9,733		Scotts Miracle-Gro Co (Class A)	827,500
34,453		Sealed Air Corp	1,606,199
24,074		Silgan Holdings, Inc	720,776
46,711		Sonoco Products Co	2,945,596
91,343		Steel Dynamics, Inc	2,893,746
82,145		United States Steel Corp	1,281,462
91,578		Valvoline, Inc	1,694,193
4,954		Vulcan Materials Co	624,749
1,335		Westlake Chemical Corp	93,116
119,218		WestRock Co	4,575,587
8,101		WR Grace and Co	612,274
		TOTAL MATERIALS	258,452,125

MEDIA & ENTERTAINMENT - 3.3%
23,678	*	Charter Communications, Inc	8,789,037
51,613		Cinemark Holdings, Inc	2,170,327
2,134,610		Comcast Corp (Class A)	92,919,573
75,586	*	Discovery, Inc (Class A)	2,335,607
163,705	*	Discovery, Inc (Class C)	4,708,156
105,331	*	DISH Network Corp (Class A)	3,699,225
165,239	*	Fox Corp (Class A)	6,442,669
77,360	*	Fox Corp (Class B)	2,978,360
47,829	*	GCI Liberty, Inc	2,851,565
163,690		Interpublic Group of Cos, Inc	3,764,870
19,787		John Wiley & Sons, Inc (Class A)	913,764
11,807	*	Liberty Broadband Corp (Class A)	1,161,691
49,383	*	Liberty Broadband Corp (Class C)	4,874,596
13,075	*	Liberty Media Group (Class A)	493,712
93,620	*	Liberty Media Group (Class C)	3,633,392
40,163	*	Liberty SiriusXM Group (Class A)	1,604,110
77,319	*	Liberty SiriusXM Group (Class C)	3,105,131
21,744	e	Lions Gate Entertainment Corp (Class A)	317,245
43,140	e	Lions Gate Entertainment Corp (Class B)	586,704
7,579	*	Madison Square Garden Co	2,367,983
179,394		News Corp (Class A)	2,228,073
54,335		News Corp (Class B)	678,644
36,438		Omnicom Group, Inc	2,916,133
21,579	*	Take-Two Interactive Software, Inc	2,089,495
41,551		Tribune Co	1,919,656
5,513		Viacom, Inc (Class A)	191,025
167,621		Viacom, Inc (Class B)	4,845,923
322,614		Walt Disney Co	44,188,439
4,772	*	Zillow Group, Inc (Class A)	158,478
13,742	*	Zillow Group, Inc (Class C)	458,983
358,588	*	Zynga, Inc	2,029,608
		TOTAL MEDIA & ENTERTAINMENT	211,422,174
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
151,298		Agilent Technologies, Inc	$11,876,893
2,359	*	Agios Pharmaceuticals, Inc	131,915
17,280	*	Alexion Pharmaceuticals, Inc	2,352,326
160,927		Allergan plc	23,656,269
5,483	*	Alnylam Pharmaceuticals, Inc	489,851
17,672		Amgen, Inc	3,168,943
5,219	*	Biogen Idec, Inc	1,196,404
9,844	*	Bio-Rad Laboratories, Inc (Class A)	2,962,355
8,555	*	Bluebird Bio, Inc	1,213,356
363,603		Bristol-Myers Squibb Co	16,882,087
28,524		Bruker BioSciences Corp	1,101,026
52,523	*	Catalent, Inc	2,354,081
6,376	*	Charles River Laboratories International, Inc	895,637
82,533	*	Elanco Animal Health, Inc	2,599,790
161,005		Eli Lilly & Co	18,844,025
154,605		Gilead Sciences, Inc	10,055,509
82,311	*	IQVIA Holdings, Inc	11,432,998
2,269	*	Jazz Pharmaceuticals plc	294,448
1,045,871		Johnson & Johnson	147,676,985
1,153,606		Merck & Co, Inc	90,800,328
243,611	*	Mylan NV	6,575,061
52,203	*	PerkinElmer, Inc	5,003,136
61,167		Perrigo Co plc	2,931,123
2,723,773		Pfizer, Inc	110,612,422
105,196	*	QIAGEN NV	4,098,436
179,233		Thermo Fisher Scientific, Inc	49,728,196
19,807	*	United Therapeutics Corp	2,031,604
2,043	*	Waters Corp	436,262
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	531,401,466

REAL ESTATE - 5.0%
48,726		Alexandria Real Estate Equities, Inc	6,938,095
64,691		American Campus Communities, Inc	3,053,415
123,702		American Homes 4 Rent	2,966,374
71,345		Apartment Investment & Management Co	3,521,589
106,601		Apple Hospitality REIT, Inc	1,753,586
65,547		AvalonBay Communities, Inc	13,170,359
73,317		Boston Properties, Inc	10,089,886
92,998		Brandywine Realty Trust	1,431,239
143,073		Brixmor Property Group, Inc	2,558,145
54,006		Brookfield Property REIT, Inc	1,124,945
42,316		Camden Property Trust	4,259,105
78,298	*	CBRE Group, Inc	4,076,977
197,187		Colony Capital, Inc	1,013,541
55,300		Columbia Property Trust, Inc	1,255,863
52,043		Corporate Office Properties Trust	1,450,959
48,385		Crown Castle International Corp	6,085,865
87,363		CubeSmart	2,787,753
48,639		CyrusOne, Inc	2,708,706
97,568		Digital Realty Trust, Inc	11,484,729
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
76,534		Douglas Emmett, Inc	$3,152,436
169,353		Duke Realty Corp	5,270,265
67,499		Empire State Realty Trust, Inc	1,043,535
34,998		Entertainment Properties Trust	2,759,942
55,769		Equity Commonwealth	1,773,454
170,402		Equity Residential	13,022,121
31,207		Essex Property Trust, Inc	8,815,978
7,735		Extra Space Storage, Inc	802,042
34,604		Federal Realty Investment Trust	4,631,745
57,690		Gaming and Leisure Properties, Inc	2,329,522
226,896		HCP, Inc	6,756,963
97,905		Healthcare Trust of America, Inc	2,700,220
49,753		Highwoods Properties, Inc	2,217,989
75,699		Hospitality Properties Trust	1,968,174
347,548		Host Marriott Corp	6,686,824
11,083	*	Howard Hughes Corp	1,230,213
64,165		Hudson Pacific Properties	2,236,792
162,183		Invitation Homes, Inc	4,031,869
134,789		Iron Mountain, Inc	4,377,947
47,834		JBG SMITH Properties	2,035,337
21,456		Jones Lang LaSalle, Inc	3,316,454
46,887		Kilroy Realty Corp	3,606,079
192,875		Kimco Realty Corp	3,354,096
2,946		Lamar Advertising Co	243,546
69,992		Liberty Property Trust	3,474,403
20,576		Life Storage, Inc	1,960,687
64,545		Macerich Co	2,590,836
175,456		Medical Properties Trust, Inc	3,063,462
53,867		Mid-America Apartment Communities, Inc	5,893,589
75,179		National Retail Properties, Inc	3,955,919
86,129		Omega Healthcare Investors, Inc	3,048,105
66,531		Outfront Media, Inc	1,585,434
107,631		Paramount Group, Inc	1,559,573
96,493		Park Hotels & Resorts, Inc	3,095,495
297,273		Prologis, Inc	22,791,921
60,568		Rayonier, Inc	1,925,457
54,363	e	Realogy Holdings Corp	707,806
140,116		Realty Income Corp	9,809,521
72,100		Regency Centers Corp	4,842,957
108,149		Retail Properties of America, Inc	1,329,151
3,392		Retail Value, Inc	113,632
116,190		Senior Housing Properties Trust	933,006
12,007		Simon Property Group, Inc	2,085,616
67,320		SITE Centers Corp	891,317
38,369		SL Green Realty Corp	3,389,518
40,840		Spirit Realty Capital, Inc	1,652,386
90,968		STORE Capital Corp	3,031,054
39,930		Sun Communities, Inc	4,914,584
129,769		UDR, Inc	5,833,117
79,690		Uniti Group, Inc	875,793
168,985		Ventas, Inc	10,326,673
462,226		VEREIT, Inc	3,817,987
192,322		VICI Properties, Inc	4,384,942
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
81,851		Vornado Realty Trust	$5,659,178
58,879		Weingarten Realty Investors	1,703,958
176,700		Welltower, Inc	13,169,451
355,849		Weyerhaeuser Co	9,536,753
75,481		WP Carey, Inc	5,987,153
		TOTAL REAL ESTATE	320,035,108

RETAILING - 1.5%
23,519		Advance Auto Parts, Inc	3,911,680
25,719	*	Autonation, Inc	1,078,398
1,467	*	AutoZone, Inc	1,508,531
81,638		Best Buy Co, Inc	6,074,684
31,496	*	CarMax, Inc	2,452,279
33,037		Dick’s Sporting Goods, Inc	1,222,369
92,458	*	Dollar Tree, Inc	10,288,726
320,053		eBay, Inc	12,402,054
53,221		Foot Locker, Inc	3,044,773
97,749		Gap, Inc	2,549,294
67,873		Genuine Parts Co	6,959,697
77,839		Kohl’s Corp	5,534,353
85,360		L Brands, Inc	2,188,630
128,396	*	LKQ Corp	3,864,720
144,743		Macy’s, Inc	3,407,250
32,086	*	Michaels Cos, Inc	360,647
14,724		Penske Auto Group, Inc	676,126
196,837	*	Qurate Retail Group, Inc QVC Group	3,356,071
250,175		Target Corp	19,368,548
47,624		Tiffany & Co	5,134,820
30,590	e	Williams-Sonoma, Inc	1,748,830
		TOTAL RETAILING	97,132,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
147,629		Analog Devices, Inc	17,160,395
77,276		Broadcom, Inc	24,604,678
52,935		Cypress Semiconductor Corp	909,423
37,315	*	First Solar, Inc	2,295,992
2,138,767		Intel Corp	109,162,668
191,769		Marvell Technology Group Ltd	4,798,060
115,289	*	Micron Technology, Inc	4,849,055
152,431		NXP Semiconductors NV	16,099,762
58,178	*	Qorvo, Inc	4,398,839
575,813		QUALCOMM, Inc	49,594,774
25,303		Skyworks Solutions, Inc	2,231,219
71,434		Teradyne, Inc	3,500,266
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	239,605,131

SOFTWARE & SERVICES - 2.8%
4,983	*	Akamai Technologies, Inc	398,939
65,590		Amdocs Ltd	3,612,697
1,657	*	Aspen Technology, Inc	202,005
16,736	*	Autodesk, Inc	2,982,523
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,283		Booz Allen Hamilton Holding Co	$135,359
27,293		Cognizant Technology Solutions Corp (Class A)	1,991,297
91,039	*	Conduent, Inc	1,168,031
127,222		DXC Technology Co	8,363,574
181	*,e	Elastic NV	15,485
11,660	*	Euronet Worldwide, Inc	1,747,718
141,698		Fidelity National Information Services, Inc	16,427,049
30,161	*	FireEye, Inc	483,179
14,508	*	First American Corp	589,170
45,284		Genpact Ltd	1,643,809
122,642		International Business Machines Corp	17,202,993
68,188		Leidos Holdings, Inc	5,010,454
8,304		LogMeIn, Inc	684,250
190,868		Microsoft Corp	24,927,360
136,587	*	Nuance Communications, Inc	2,298,759
1,035,148		Oracle Corp	57,274,739
4,016	*	Pluralsight, Inc	142,528
24,757		Sabre Corp	513,955
8,198		SS&C Technologies Holdings, Inc	554,677
301,835		Symantec Corp	7,307,425
63,654	*	Synopsys, Inc	7,707,226
16,760	*	Teradata Corp	762,077
151,267		Western Union Co	2,940,631
129,425	*	Worldpay, Inc	15,169,904
		TOTAL SOFTWARE & SERVICES	182,257,813

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
41,462	*	Arrow Electronics, Inc	3,503,954
51,078		Avnet, Inc	2,482,902
2,154,422		Cisco Systems, Inc	120,539,911
3,421	*	Coherent, Inc	506,342
90,467	*	CommScope Holding Co, Inc	2,241,772
374,125		Corning, Inc	11,915,881
65,911	*	Dell Technologies, Inc	4,443,060
29,295		Dolby Laboratories, Inc (Class A)	1,895,093
25,728	*	EchoStar Corp (Class A)	1,025,261
58,315		Flir Systems, Inc	3,087,196
663,807		Hewlett Packard Enterprise Co	10,494,789
738,460		HP, Inc	14,732,277
71,751		Jabil Circuit, Inc	2,167,598
158,648		Juniper Networks, Inc	4,405,655
88,833	*	Keysight Technologies, Inc	7,731,136
1,940		Littelfuse, Inc	390,037
68,243		Motorola Solutions, Inc	9,889,093
9,044		National Instruments Corp	425,972
10,007	*	NCR Corp	289,703
118,366	*	Trimble Navigation Ltd	4,831,700
137,574		Western Digital Corp	7,032,783
95,441		Xerox Corp	3,183,912
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	217,216,027
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TELECOMMUNICATION SERVICES - 3.6%
3,453,133		AT&T, Inc	$106,908,998
453,749		CenturyLink, Inc	5,181,814
307,064	*	Sprint Corp	1,713,417
46,537		Telephone & Data Systems, Inc	1,483,599
50,604	*	T-Mobile US, Inc	3,693,586
7,672	*	US Cellular Corp	369,023
1,965,213		Verizon Communications, Inc	112,390,532
		TOTAL TELECOMMUNICATION SERVICES	231,740,969

TRANSPORTATION - 1.6%
57,036		Alaska Air Group, Inc	3,530,528
3,344		Amerco, Inc	1,247,880
196,199		American Airlines Group, Inc	6,706,082
14,110		Copa Holdings S.A. (Class A)	1,174,798
195,717		CSX Corp	15,584,945
227,396		Delta Air Lines, Inc	13,254,913
20,655	*	Genesee & Wyoming, Inc (Class A)	1,831,066
141,359	*	JetBlue Airways Corp	2,622,209
47,791		Kansas City Southern Industries, Inc	5,884,984
28,253	*	Kirby Corp	2,308,835
61,417		Knight-Swift Transportation Holdings, Inc	2,048,257
37,747		Macquarie Infrastructure Co LLC	1,529,131
126,940		Norfolk Southern Corp	25,898,299
23,284		Ryder System, Inc	1,466,892
19,596		Schneider National, Inc	409,556
69,612		Southwest Airlines Co	3,775,059
27,842		Union Pacific Corp	4,929,148
116,079	*	United Continental Holdings, Inc	10,314,780
		TOTAL TRANSPORTATION	104,517,362

UTILITIES - 6.3%
313,647		AES Corp	5,369,637
112,212		Alliant Energy Corp	5,299,773
115,545		Ameren Corp	8,408,210
234,337		American Electric Power Co, Inc	20,047,530
85,769		American Water Works Co, Inc	9,279,348
99,085		Aqua America, Inc	3,870,260
54,461		Atmos Energy Corp	5,573,539
26,698		Avangrid, Inc	1,367,205
237,987		Centerpoint Energy, Inc	7,377,597
133,867		CMS Energy Corp	7,436,312
147,928		Consolidated Edison, Inc	12,745,476
360,425		Dominion Resources, Inc	28,066,295
85,935		DTE Energy Co	10,802,889
338,736		Duke Energy Corp	30,865,624
150,811		Edison International	9,617,217
85,908		Entergy Corp	8,324,485
124,799		Evergy, Inc	7,215,878
150,412		Eversource Energy	10,778,524
458,167		Exelon Corp	23,343,609
230,790		FirstEnergy Corp	9,700,104
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
51,378		Hawaiian Electric Industries, Inc	$2,131,159
92,459		MDU Resources Group, Inc	2,417,803
37,044		National Fuel Gas Co	2,193,375
226,810		NextEra Energy, Inc	44,100,936
176,600		NiSource, Inc	4,905,948
137,408		NRG Energy, Inc	5,657,087
94,797		OGE Energy Corp	4,013,705
226,787	*,b	PG&E Corp	5,107,243
53,086		Pinnacle West Capital Corp	5,057,503
342,642		PPL Corp	10,693,857
239,586		Public Service Enterprise Group, Inc	14,291,305
129,937		Sempra Energy	16,625,439
489,134		Southern Co	26,031,712
82,024		UGI Corp	4,471,128
187,559		Vistra Energy Corp	5,110,983
149,954		WEC Energy Group, Inc	11,760,892
241,587		Xcel Energy, Inc	13,649,666
		TOTAL UTILITIES	403,709,253

		TOTAL COMMON STOCKS	6,437,661,223
		(Cost $5,117,962,079)

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
10,202,631	c	State Street Navigator Securities Lending Government Money Market Portfolio	10,202,631
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,202,631

		TOTAL SHORT-TERM INVESTMENTS	10,202,631
		(Cost $10,202,631)

		TOTAL INVESTMENTS - 100.1%	6,447,863,854
		(Cost $5,128,164,710)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(6,931,114)
		NET ASSETS - 100.0%	$6,440,932,740

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,647,166.
230

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.5%
54,811		Aptiv plc	$4,697,303
43,722		BorgWarner, Inc	1,826,268
811,445		Ford Motor Co	8,479,600
276,489		General Motors Co	10,769,247
34,611		Harley-Davidson, Inc	1,288,567
		TOTAL AUTOMOBILES & COMPONENTS	27,060,985

BANKS - 5.7%
1,892,984		Bank of America Corp	57,887,451
159,553		BB&T Corp	8,169,114
495,283		Citigroup, Inc	35,016,508
97,540		Citizens Financial Group, Inc	3,530,948
33,640		Comerica, Inc	2,643,768
162,730		Fifth Third Bancorp	4,689,879
34,087		First Republic Bank	3,600,269
221,297		Huntington Bancshares, Inc	3,080,454
690,147		JPMorgan Chase & Co	80,091,559
216,481		Keycorp	3,799,242
29,601		M&T Bank Corp	5,034,242
82,856		People’s United Financial, Inc	1,432,580
96,287		PNC Financial Services Group, Inc	13,184,579
216,313		Regions Financial Corp	3,359,341
94,228		SunTrust Banks, Inc	6,170,049
10,920	*	SVB Financial Group	2,748,782
316,836		US Bancorp	16,893,695
863,222		Wells Fargo & Co	41,788,577
38,291		Zions Bancorporation	1,888,895
		TOTAL BANKS	295,009,932

CAPITAL GOODS - 6.7%
121,463		3M Co	23,018,453
30,303		A.O. Smith Corp	1,593,029
19,715		Allegion plc	1,956,319
47,865		Ametek, Inc	4,220,257
87,149		Arconic, Inc	1,871,960
110,770		Boeing Co	41,836,721
121,530		Caterpillar, Inc	16,943,713
30,891		Cummins, Inc	5,136,864
66,883		Deere & Co	11,077,831
30,513		Dover Corp	2,991,494
90,854		Eaton Corp	7,524,528
129,203		Emerson Electric Co	9,172,121
59,208		Fastenal Co	4,177,124
27,320		Flowserve Corp	1,339,500
231

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
29,072		Fluor Corp	$1,155,031
61,914		Fortive Corp	5,345,655
29,762		Fortune Brands Home & Security, Inc	1,570,838
57,492		General Dynamics Corp	10,274,970
1,837,715		General Electric Co	18,689,562
24,508		Harris Corp	4,129,598
153,938		Honeywell International, Inc	26,728,255
8,371		Huntington Ingalls	1,863,217
63,165		Illinois Tool Works, Inc	9,830,369
51,485		Ingersoll-Rand plc	6,312,576
24,955		Jacobs Engineering Group, Inc	1,944,993
193,447		Johnson Controls International plc	7,254,262
16,804		L3 Technologies, Inc	3,673,018
51,388		Lockheed Martin Corp	17,129,162
61,521		Masco Corp	2,403,010
35,877		Northrop Grumman Corp	10,401,101
73,336		PACCAR, Inc	5,255,991
27,451		Parker-Hannifin Corp	4,970,827
32,646		Pentair plc	1,272,868
30,421		Quanta Services, Inc	1,235,093
59,698		Raytheon Co	10,601,768
25,444		Rockwell Automation, Inc	4,597,985
21,618		Roper Industries, Inc	7,775,995
11,918		Snap-On, Inc	2,005,561
31,611		Stanley Black & Decker, Inc	4,634,173
49,343		Textron, Inc	2,615,179
10,509		TransDigm Group, Inc	5,070,803
16,418	*	United Rentals, Inc	2,313,625
170,822		United Technologies Corp	24,360,925
9,519		W.W. Grainger, Inc	2,684,358
29,380		Wabtec Corp	2,176,177
37,010		Xylem, Inc	3,086,634
		TOTAL CAPITAL GOODS	346,223,493

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
17,737		Cintas Corp	3,851,412
41,552	*	Copart, Inc	2,797,281
25,987		Equifax, Inc	3,273,063
74,897	*	IHS Markit Ltd	4,288,602
74,569		Nielsen NV	1,903,746
45,638		Republic Services, Inc	3,779,739
23,957		Robert Half International, Inc	1,487,490
31,255		Rollins, Inc	1,208,631
34,500		Verisk Analytics, Inc	4,869,330
81,941		Waste Management, Inc	8,795,547
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	36,254,841

CONSUMER DURABLES & APPAREL - 1.1%
31,341	*	Capri Holdings Ltd	1,381,511
70,539		DR Horton, Inc	3,125,583
25,295	*	Garmin Ltd	2,168,793
75,653		Hanesbrands, Inc	1,367,050
232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
24,444		Hasbro, Inc	$2,489,866
27,507		Leggett & Platt, Inc	1,082,676
61,097		Lennar Corp (Class A)	3,178,877
71,698	*,e	Mattel, Inc	873,999
13,275	*	Mohawk Industries, Inc	1,808,719
83,700		Newell Rubbermaid, Inc	1,203,606
265,427		Nike, Inc (Class B)	23,312,453
53,918		Pulte Homes, Inc	1,696,260
15,986		PVH Corp	2,062,034
11,568		Ralph Lauren Corp	1,522,117
60,277		Tapestry, Inc	1,945,139
39,270	*	Under Armour, Inc (Class A)	906,744
38,984	*	Under Armour, Inc (Class C)	807,749
67,695		VF Corp	6,391,085
13,344		Whirlpool Corp	1,852,414
		TOTAL CONSUMER DURABLES & APPAREL	59,176,675

CONSUMER SERVICES - 1.9%
84,083		Carnival Corp	4,612,793
5,292	*	Chipotle Mexican Grill, Inc (Class A)	3,641,108
25,532		Darden Restaurants, Inc	3,002,563
43,808		H&R Block, Inc	1,192,016
60,706		Hilton Worldwide Holdings, Inc	5,280,815
59,307		Marriott International, Inc (Class A)	8,090,661
161,382		McDonald’s Corp	31,884,242
105,033		MGM Resorts International	2,797,029
45,115	*	Norwegian Cruise Line Holdings Ltd	2,544,035
35,865		Royal Caribbean Cruises Ltd	4,337,513
262,268		Starbucks Corp	20,372,978
20,460		Wynn Resorts Ltd	2,955,447
65,319		Yum! Brands, Inc	6,818,650
		TOTAL CONSUMER SERVICES	97,529,850

DIVERSIFIED FINANCIALS - 3.5%
9,953		Affiliated Managers Group, Inc	1,103,987
145,903		American Express Co	17,104,209
29,222		Ameriprise Financial, Inc	4,288,913
187,557		Bank of New York Mellon Corp	9,314,081
25,598		BlackRock, Inc	12,421,173
98,838		Capital One Financial Corp	9,175,132
23,475		CBOE Holdings, Inc	2,385,295
248,554		Charles Schwab Corp	11,378,802
75,379		CME Group, Inc	13,485,303
70,789		Discover Financial Services	5,768,596
53,043		E*TRADE Financial Corp	2,687,158
59,583		Franklin Resources, Inc	2,060,976
72,179		Goldman Sachs Group, Inc	14,863,100
119,566		IntercontinentalExchange Group, Inc	9,726,694
83,923		Invesco Ltd	1,843,788
56,934		Jefferies Financial Group, Inc	1,171,132
35,046		Moody’s Corp	6,890,745
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
272,550		Morgan Stanley	$13,150,537
18,422		MSCI, Inc (Class A)	4,151,950
24,170		NASDAQ OMX Group, Inc	2,228,474
46,725		Northern Trust Corp	4,604,749
26,241		Raymond James Financial, Inc	2,402,888
52,560		S&P Global, Inc	11,597,890
79,417		State Street Corp	5,373,354
137,770		Synchrony Financial	4,776,486
49,431		T Rowe Price Group, Inc	5,313,832
		TOTAL DIVERSIFIED FINANCIALS	179,269,244

ENERGY - 5.2%
105,963		Anadarko Petroleum Corp	7,719,405
76,491		Apache Corp	2,517,319
105,680		Baker Hughes a GE Co	2,538,434
89,690		Cabot Oil & Gas Corp	2,322,074
400,532		Chevron Corp	48,087,872
21,249		Cimarex Energy Co	1,458,956
42,301		Concho Resources, Inc	4,880,689
238,370		ConocoPhillips	15,045,914
97,188	*	Devon Energy Corp	3,123,622
33,075		Diamondback Energy, Inc	3,518,849
121,798		EOG Resources, Inc	11,698,698
893,431	d	Exxon Mobil Corp	71,724,641
184,152		Halliburton Co	5,217,026
24,813		Helmerich & Payne, Inc	1,452,057
52,725		Hess Corp	3,380,727
33,934		HollyFrontier Corp	1,619,670
407,406		Kinder Morgan, Inc	8,095,157
174,601		Marathon Oil Corp	2,975,201
143,037		Marathon Petroleum Corp	8,706,662
83,991		National Oilwell Varco, Inc	2,195,525
102,535		Noble Energy, Inc	2,774,597
157,771		Occidental Petroleum Corp	9,289,556
85,535		ONEOK, Inc	5,810,393
88,874		Phillips 66	8,378,152
35,729		Pioneer Natural Resources Co	5,947,449
288,295		Schlumberger Ltd	12,304,431
90,684		TechnipFMC plc (Euro OTC)	2,229,920
87,202		Valero Energy Corp	7,905,733
254,381		Williams Cos, Inc	7,206,614
		TOTAL ENERGY	270,125,343

FOOD & STAPLES RETAILING - 1.4%
92,898		Costco Wholesale Corp	22,809,246
165,684		Kroger Co	4,271,334
99,662		Sysco Corp	7,013,215
168,799		Walgreens Boots Alliance, Inc	9,042,562
300,380		Walmart, Inc	30,891,079
		TOTAL FOOD & STAPLES RETAILING	74,027,436
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
FOOD, BEVERAGE & TOBACCO - 3.9%
395,530		Altria Group, Inc	$21,489,145
116,103		Archer Daniels Midland Co	5,178,194
35,302		Brown-Forman Corp (Class B)	1,881,244
40,118		Campbell Soup Co	1,552,165
812,066		Coca-Cola Co	39,839,958
103,561		ConAgra Brands, Inc	3,187,608
35,017		Constellation Brands, Inc (Class A)	7,412,048
124,713		General Mills, Inc	6,418,978
29,622		Hershey Co	3,698,307
59,240		Hormel Foods Corp	2,366,046
24,600		J.M. Smucker Co	3,016,698
52,945		Kellogg Co	3,192,583
129,347		Kraft Heinz Co	4,299,494
30,561		Lamb Weston Holdings, Inc	2,140,798
25,969		McCormick & Co, Inc	3,998,447
39,161		Molson Coors Brewing Co (Class B)	2,513,745
304,492		Mondelez International, Inc	15,483,418
82,165	*	Monster Beverage Corp	4,897,034
296,411		PepsiCo, Inc	37,955,429
327,799		Philip Morris International, Inc	28,374,281
61,924		Tyson Foods, Inc (Class A)	4,644,919
		TOTAL FOOD, BEVERAGE & TOBACCO	203,540,539

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
370,312		Abbott Laboratories	29,462,023
9,391	*	Abiomed, Inc	2,605,157
15,343	*	Align Technology, Inc	4,981,565
33,504		AmerisourceBergen Corp	2,504,759
54,195		Anthem, Inc	14,254,911
102,047		Baxter International, Inc	7,786,186
56,673		Becton Dickinson & Co	13,643,458
294,043	*	Boston Scientific Corp	10,914,876
62,523		Cardinal Health, Inc	3,045,495
85,912	*	Centene Corp	4,429,623
68,872	*	Cerner Corp	4,576,544
79,513		Cigna Corp	12,629,845
10,086		Cooper Cos, Inc	2,924,133
273,976		CVS Health Corp	14,898,815
132,635		Danaher Corp	17,566,179
26,595	*	DaVita, Inc	1,469,108
48,073		Dentsply Sirona, Inc	2,457,972
43,637	*	Edwards Lifesciences Corp	7,683,167
55,473		HCA Holdings, Inc	7,057,830
32,307	*	Henry Schein, Inc	2,069,586
57,112	*	Hologic, Inc	2,648,855
28,417		Humana, Inc	7,257,986
17,963	*	IDEXX Laboratories, Inc	4,167,416
24,131	*	Intuitive Surgical, Inc	12,322,013
20,963	*	Laboratory Corp of America Holdings	3,352,403
41,067		McKesson Corp	4,897,240
282,781		Medtronic plc	25,113,781
27,994		Quest Diagnostics, Inc	2,698,062
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
30,872		Resmed, Inc	$3,226,433
65,488		Stryker Corp	12,371,338
9,568		Teleflex, Inc	2,738,170
202,535		UnitedHealth Group, Inc	47,204,832
18,223		Universal Health Services, Inc (Class B)	2,311,952
18,964	*	Varian Medical Systems, Inc	2,582,328
10,455	*	WellCare Health Plans, Inc	2,701,049
42,782		Zimmer Biomet Holdings, Inc	5,269,031
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	307,824,121

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
51,521		Church & Dwight Co, Inc	3,861,499
26,586		Clorox Co	4,246,582
181,803		Colgate-Palmolive Co	13,233,440
97,697	e	Coty, Inc	1,057,082
45,740		Estee Lauder Cos (Class A)	7,858,589
72,557		Kimberly-Clark Corp	9,314,868
527,917		Procter & Gamble Co	56,212,602
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	95,784,662

INSURANCE - 4.1%
159,017		Aflac, Inc	8,011,276
71,360		Allstate Corp	7,068,922
183,107		American International Group, Inc	8,710,400
50,575		Aon plc	9,110,581
39,671		Arthur J. Gallagher & Co	3,317,289
12,710		Assurant, Inc	1,207,450
410,158	*	Berkshire Hathaway, Inc (Class B)	88,885,340
96,697		Chubb Ltd	14,040,404
31,730		Cincinnati Financial Corp	3,051,791
8,419		Everest Re Group Ltd	1,982,675
73,549		Hartford Financial Services Group, Inc	3,847,348
45,110		Lincoln National Corp	3,009,739
58,005		Loews Corp	2,975,076
107,327		Marsh & McLennan Cos, Inc	10,119,863
200,336		Metlife, Inc	9,241,500
54,952		Principal Financial Group	3,141,056
123,384		Progressive Corp	9,642,460
85,512		Prudential Financial, Inc	9,039,474
20,667		Torchmark Corp	1,811,669
54,805		Travelers Cos, Inc	7,878,219
46,504		UnumProvident Corp	1,716,928
27,203		Willis Towers Watson plc	5,014,601
		TOTAL INSURANCE	212,824,061

MATERIALS - 2.7%
46,156		Air Products & Chemicals, Inc	9,498,443
22,878		Albemarle Corp	1,717,223
18,260		Avery Dennison Corp	2,020,469
70,872		Ball Corp	4,248,068
27,238		Celanese Corp (Series A)	2,938,708
47,781		CF Industries Holdings, Inc	2,139,633
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
158,234	*	Dow, Inc	$8,976,615
474,703		DowDuPont, Inc	18,252,330
29,825		Eastman Chemical Co	2,352,596
53,441		Ecolab, Inc	9,837,419
27,653		FMC Corp	2,186,246
303,454		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,735,519
21,107		International Flavors & Fragrances, Inc	2,908,333
82,471		International Paper Co	3,860,467
116,146		Linde plc	20,936,478
64,833		LyondellBasell Industries AF S.C.A	5,720,216
12,940		Martin Marietta Materials, Inc	2,871,386
77,796		Mosaic Co	2,031,254
173,709		Newmont Mining Corp	5,395,402
65,508		Nucor Corp	3,738,542
19,463		Packaging Corp of America	1,929,951
49,595		PPG Industries, Inc	5,827,412
33,441		Sealed Air Corp	1,559,019
17,223		Sherwin-Williams Co	7,833,537
27,792		Vulcan Materials Co	3,504,849
53,262		WestRock Co	2,044,196
		TOTAL MATERIALS	138,064,311

MEDIA & ENTERTAINMENT - 8.4%
160,350		Activision Blizzard, Inc	7,730,473
63,116	*	Alphabet, Inc (Class A)	75,673,559
64,810	*	Alphabet, Inc (Class C)	77,025,389
72,922		CBS Corp (Class B)	3,738,711
36,879	*	Charter Communications, Inc	13,689,116
952,376		Comcast Corp (Class A)	41,456,927
32,619	*	Discovery, Inc (Class A)	1,007,927
75,310	*	Discovery, Inc (Class C)	2,165,916
47,021	*	DISH Network Corp (Class A)	1,651,378
62,491	*	Electronic Arts, Inc	5,914,773
502,980	*	Facebook, Inc	97,276,332
74,154	*	Fox Corp (Class A)	2,891,264
34,115	*	Fox Corp (Class B)	1,313,427
80,080		Interpublic Group of Cos, Inc	1,841,840
92,038	*	NetFlix, Inc	34,103,761
79,664		News Corp (Class A)	989,427
25,832		News Corp (Class B)	322,642
47,631		Omnicom Group, Inc	3,811,909
23,629	*	Take-Two Interactive Software, Inc	2,287,996
22,805	*	TripAdvisor, Inc	1,213,910
155,322	*	Twitter, Inc	6,198,901
72,179		Viacom, Inc (Class B)	2,086,695
370,273		Walt Disney Co	50,716,293
		TOTAL MEDIA & ENTERTAINMENT	435,108,566

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
310,972		AbbVie, Inc	24,688,067
65,358		Agilent Technologies, Inc	5,130,603
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
46,704	*	Alexion Pharmaceuticals, Inc	$6,357,815
66,420		Allergan plc	9,763,740
131,187		Amgen, Inc	23,524,453
41,166	*	Biogen Idec, Inc	9,436,894
344,915		Bristol-Myers Squibb Co	16,014,403
148,580	*	Celgene Corp	14,064,583
181,192		Eli Lilly & Co	21,206,712
269,377		Gilead Sciences, Inc	17,520,280
31,069	*	Illumina, Inc	9,693,528
38,613	*	Incyte Corp	2,965,478
33,333	*	IQVIA Holdings, Inc	4,629,954
561,678		Johnson & Johnson	79,308,933
544,280		Merck & Co, Inc	42,840,279
5,272	*	Mettler-Toledo International, Inc	3,929,011
107,298	*	Mylan NV	2,895,973
40,238	*	Nektar Therapeutics	1,288,421
23,205	*	PerkinElmer, Inc	2,223,967
27,511		Perrigo Co plc	1,318,327
1,170,148		Pfizer, Inc	47,519,710
16,528	*	Regeneron Pharmaceuticals, Inc	5,671,418
84,900		Thermo Fisher Scientific, Inc	23,555,505
53,446	*	Vertex Pharmaceuticals, Inc	9,031,305
15,637	*	Waters Corp	3,339,125
100,196		Zoetis, Inc	10,203,961
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	398,122,445

REAL ESTATE - 3.0%
23,587		Alexandria Real Estate Equities, Inc	3,358,553
93,091		American Tower Corp	18,180,672
32,580		Apartment Investment & Management Co	1,608,149
28,985		AvalonBay Communities, Inc	5,823,956
31,777		Boston Properties, Inc	4,373,151
66,156	*	CBRE Group, Inc	3,444,743
88,147		Crown Castle International Corp	11,087,130
43,127		Digital Realty Trust, Inc	5,076,479
77,569		Duke Realty Corp	2,413,947
17,436		Equinix, Inc	7,928,149
76,562		Equity Residential	5,850,868
14,121		Essex Property Trust, Inc	3,989,182
27,485		Extra Space Storage, Inc	2,849,920
16,205		Federal Realty Investment Trust	2,169,039
101,193		HCP, Inc	3,013,527
152,269		Host Marriott Corp	2,929,656
62,370		Iron Mountain, Inc	2,025,778
92,778		Kimco Realty Corp	1,613,409
22,630		Macerich Co	908,368
24,821		Mid-America Apartment Communities, Inc	2,715,666
131,096		Prologis, Inc	10,051,130
31,456		Public Storage, Inc	6,957,438
63,470		Realty Income Corp	4,443,535
35,553		Regency Centers Corp	2,388,095
24,149	*	SBA Communications Corp	4,919,876
65,158		Simon Property Group, Inc	11,317,945
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
18,157		SL Green Realty Corp	$1,603,989
58,578		UDR, Inc	2,633,081
75,380		Ventas, Inc	4,606,472
37,506		Vornado Realty Trust	2,593,165
80,852		Welltower, Inc	6,025,900
156,545		Weyerhaeuser Co	4,195,406
		TOTAL REAL ESTATE	153,096,374

RETAILING - 6.7%
15,336		Advance Auto Parts, Inc	2,550,684
86,983	*	Amazon.com, Inc	167,574,489
5,269	*	AutoZone, Inc	5,418,165
48,896		Best Buy Co, Inc	3,638,351
9,505	*	Booking Holdings, Inc	17,631,680
35,760	*	CarMax, Inc	2,784,274
55,093		Dollar General Corp	6,946,676
50,201	*	Dollar Tree, Inc	5,586,367
185,403		eBay, Inc	7,184,366
24,182		Expedia, Inc	3,139,791
24,553		Foot Locker, Inc	1,404,677
45,798		Gap, Inc	1,194,412
30,214		Genuine Parts Co	3,098,144
238,222		Home Depot, Inc	48,525,821
34,856		Kohl’s Corp	2,478,262
51,344		L Brands, Inc	1,316,460
66,660	*	LKQ Corp	2,006,466
168,787		Lowe’s Companies, Inc	19,096,561
64,570		Macy’s, Inc	1,519,978
24,542		Nordstrom, Inc	1,006,713
16,350	*	O’Reilly Automotive, Inc	6,189,620
78,285		Ross Stores, Inc	7,645,313
109,515		Target Corp	8,478,651
22,799		Tiffany & Co	2,458,188
258,921		TJX Companies, Inc	14,209,584
26,011		Tractor Supply Co	2,692,139
12,009	*	Ulta Beauty, Inc	4,190,901
		TOTAL RETAILING	349,966,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
188,299	*	Advanced Micro Devices, Inc	5,202,701
76,947		Analog Devices, Inc	8,944,319
198,683		Applied Materials, Inc	8,755,960
83,507		Broadcom, Inc	26,588,629
948,373		Intel Corp	48,404,958
34,601		Kla-Tencor Corp	4,410,935
32,502		Lam Research Corp	6,741,890
57,946		Maxim Integrated Products, Inc	3,476,760
49,794	e	Microchip Technology, Inc	4,973,923
237,996	*	Micron Technology, Inc	10,010,112
127,740		NVIDIA Corp	23,120,940
26,371	*	Qorvo, Inc	1,993,911
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
255,914		QUALCOMM, Inc	$22,041,873
35,982		Skyworks Solutions, Inc	3,172,893
197,949		Texas Instruments, Inc	23,324,331
53,046		Xilinx, Inc	6,372,946
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	207,537,081

SOFTWARE & SERVICES - 11.8%
134,396		Accenture plc	24,550,117
102,830	*	Adobe, Inc	29,743,577
34,035	*	Akamai Technologies, Inc	2,724,842
9,660		Alliance Data Systems Corp	1,546,566
17,494	*	Ansys, Inc	3,425,325
45,649	*	Autodesk, Inc	8,135,108
91,796		Automatic Data Processing, Inc	15,090,344
24,393		Broadridge Financial Solutions, Inc	2,881,545
60,565	*	Cadence Design Systems, Inc	4,202,000
27,114		Citrix Systems, Inc	2,737,429
121,224		Cognizant Technology Solutions Corp (Class A)	8,844,503
58,823		DXC Technology Co	3,867,024
67,310		Fidelity National Information Services, Inc	7,803,248
82,092	*	Fiserv, Inc	7,161,706
18,528	*	FleetCor Technologies, Inc	4,834,882
30,185	*	Fortinet, Inc	2,819,883
18,905	*	Gartner, Inc	3,005,328
32,839		Global Payments, Inc	4,796,793
187,503		International Business Machines Corp	26,301,046
54,795		Intuit, Inc	13,756,833
15,854		Jack Henry & Associates, Inc	2,363,197
190,353		MasterCard, Inc (Class A)	48,395,347
1,618,038		Microsoft Corp	211,315,763
537,376		Oracle Corp	29,733,014
66,860		Paychex, Inc	5,636,967
247,284	*	PayPal Holdings, Inc	27,886,217
37,186	*	Red Hat, Inc	6,787,561
161,250	*	salesforce.com, Inc	26,662,687
134,372		Symantec Corp	3,253,146
31,005	*	Synopsys, Inc	3,754,085
34,521		Total System Services, Inc	3,529,427
22,441	*	VeriSign, Inc	4,430,976
368,982		Visa, Inc (Class A)	60,671,710
91,845		Western Union Co	1,785,467
		TOTAL SOFTWARE & SERVICES	614,433,663

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
63,008		Amphenol Corp (Class A)	6,273,077
944,491		Apple, Inc	189,531,009
11,273	*	Arista Networks, Inc	3,520,445
928,348		Cisco Systems, Inc	51,941,071
167,476		Corning, Inc	5,334,111
12,940	*	F5 Networks, Inc	2,030,286
28,578		Flir Systems, Inc	1,512,919
296,978		Hewlett Packard Enterprise Co	4,695,222
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
324,059		HP, Inc	$6,464,977
7,740	*	IPG Photonics Corp	1,352,410
72,375		Juniper Networks, Inc	2,009,854
39,373	*	Keysight Technologies, Inc	3,426,632
34,530		Motorola Solutions, Inc	5,003,742
52,643		NetApp, Inc	3,835,043
54,701		Seagate Technology, Inc	2,643,152
72,434		TE Connectivity Ltd	6,928,312
60,944		Western Digital Corp	3,115,457
40,199		Xerox Corp	1,341,039
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	300,958,758

TELECOMMUNICATION SERVICES - 2.0%
1,536,383		AT&T, Inc	47,566,418
204,065		CenturyLink, Inc	2,330,422
871,355		Verizon Communications, Inc	49,832,792
		TOTAL TELECOMMUNICATION SERVICES	99,729,632

TRANSPORTATION - 2.1%
28,151		Alaska Air Group, Inc	1,742,547
85,902		American Airlines Group, Inc	2,936,130
28,913		CH Robinson Worldwide, Inc	2,341,953
164,160		CSX Corp	13,072,061
129,085		Delta Air Lines, Inc	7,524,365
36,600		Expeditors International of Washington, Inc	2,906,772
50,146		FedEx Corp	9,500,661
18,448		JB Hunt Transport Services, Inc	1,742,967
21,239		Kansas City Southern Industries, Inc	2,615,370
56,751		Norfolk Southern Corp	11,578,339
105,033		Southwest Airlines Co	5,695,940
152,416		Union Pacific Corp	26,983,729
46,233	*	United Continental Holdings, Inc	4,108,264
146,981		United Parcel Service, Inc (Class B)	15,612,322
		TOTAL TRANSPORTATION	108,361,420

UTILITIES - 3.2%
137,268		AES Corp	2,350,028
50,841		Alliant Energy Corp	2,401,220
51,283		Ameren Corp	3,731,864
103,162		American Electric Power Co, Inc	8,825,509
37,874		American Water Works Co, Inc	4,097,588
24,428		Atmos Energy Corp	2,499,962
107,578		Centerpoint Energy, Inc	3,334,918
59,354		CMS Energy Corp	3,297,115
67,338		Consolidated Edison, Inc	5,801,842
169,253		Dominion Resources, Inc	13,179,731
37,986		DTE Energy Co	4,775,220
152,146		Duke Energy Corp	13,863,544
69,441		Edison International	4,428,253
39,676		Entergy Corp	3,844,604
55,817		Evergy, Inc	3,227,339
241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE
67,414		Eversource Energy			$4,830,887
204,271		Exelon Corp			10,407,607
105,413		FirstEnergy Corp			4,430,508
100,989		NextEra Energy, Inc			19,636,301
79,806		NiSource, Inc			2,217,011
60,250		NRG Energy, Inc			2,480,493
24,226		Pinnacle West Capital Corp			2,308,011
150,871		PPL Corp			4,708,684
106,036		Public Service Enterprise Group, Inc			6,325,047
57,210		Sempra Energy			7,320,020
219,343		Southern Co			11,673,434
67,005		WEC Energy Group, Inc			5,255,202
109,137		Xcel Energy, Inc			6,166,241
		TOTAL UTILITIES			167,418,183

		TOTAL COMMON STOCKS			5,177,448,348
		(Cost $2,934,264,438)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.1%
$6,300,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	6,300,000
		TOTAL GOVERNMENT AGENCY DEBT			6,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
2,758,356	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,758,356
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,758,356

		TOTAL SHORT-TERM INVESTMENTS			9,058,356
		(Cost $9,058,356)

		TOTAL INVESTMENTS - 100.0%			5,186,506,704
		(Cost $2,943,322,794)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			2,910,915
		NET ASSETS - 100.0%			$5,189,417,619

Abbreviation(s):
OTC	Over The Counter

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,651,422.
242

TIAA-CREF FUNDS - S&P 500 Index Fund

Futures contracts outstanding as of April 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	49	06/21/19	$7,175,882	$7,223,825	$47,943

243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
153,363	*	American Axle & Manufacturing Holdings, Inc	$2,262,104
72,261		Cooper Tire & Rubber Co	2,157,713
25,923	*	Cooper-Standard Holding, Inc	1,313,518
206,662		Dana Holding Corp	4,029,909
38,052	*	Dorman Products, Inc	3,336,019
51,756	*	Fox Factory Holding Corp	4,016,266
50,613	*	Gentherm, Inc	2,143,967
34,607		LCI Industries, Inc	3,040,225
72,580	*	Modine Manufacturing Co	1,073,458
30,356	*	Motorcar Parts of America, Inc	627,155
18,693	*	Shiloh Industries, Inc	106,924
55,386		Spartan Motors, Inc	515,090
30,215		Standard Motor Products, Inc	1,509,844
40,363	*	Stoneridge, Inc	1,268,609
33,340		Superior Industries International, Inc	165,033
68,699		Tenneco, Inc	1,505,882
29,699		Tower International, Inc	693,175
44,036		Winnebago Industries, Inc	1,557,553
		TOTAL AUTOMOBILES & COMPONENTS	31,322,444

BANKS - 11.4%
8,952		1st Constitution Bancorp	168,119
22,294		1st Source Corp	1,044,028
9,148		ACNB Corp	346,435
17,995	*	Allegiance Bancshares, Inc	622,087
16,359		Amalgamated Bank	277,285
14,397		American National Bankshares, Inc	544,495
61,417		Ameris Bancorp	2,239,264
10,037	*	Ames National Corp	283,545
16,408		Arrow Financial Corp	552,129
35,580	*	Atlantic Capital Bancshares, Inc	620,515
2,885	e	Auburn National Bancorporation, Inc	103,196
83,895	*	Axos Financial, Inc	2,745,044
65,845		Banc of California, Inc	955,411
26,091		Bancfirst Corp	1,471,532
134,960		BancorpSouth Bank	4,113,581
18,187		Bank of Commerce Holdings	196,783
16,598		Bank of Marin Bancorp	702,925
80,846		Bank of NT Butterfield & Son Ltd	3,235,457
7,049		Bank of Princeton	212,175
4,650	*	Bank7 Corp	80,538
16,749		BankFinancial Corp	251,402
7,434		Bankwell Financial Group, Inc	226,663
45,689		Banner Corp	2,422,431
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
20,655		Bar Harbor Bankshares	$542,813
12,487	*	Baycom Corp	287,825
16,533		BCB Bancorp, Inc	218,566
58,039		Berkshire Hills Bancorp, Inc	1,740,590
120,169		Boston Private Financial Holdings, Inc	1,375,935
20,472		Bridge Bancorp, Inc	634,427
31,082	*	Bridgewater Bancshares, Inc	332,267
117,077		Brookline Bancorp, Inc	1,762,009
27,792		Bryn Mawr Bank Corp	1,058,597
11,585		Business First Bancshares, Inc	294,838
27,531	*	Byline Bancorp, Inc	551,171
3,938		C&F Financial Corp	190,993
170,621		Cadence BanCorp	3,881,628
4,505		Cambridge Bancorp	377,744
20,660		Camden National Corp	908,627
8,590	*	Capital Bancorp, Inc	97,668
13,244		Capital City Bank Group, Inc	303,817
190,080		Capitol Federal Financial	2,623,104
9,818		Capstar Financial Holdings, Inc	152,081
30,342		Carolina Financial Corp	1,095,043
110,407		Cathay General Bancorp	4,061,874
5,700		CB Financial Services, Inc	135,318
25,212		CBTX, Inc	799,220
173,250		Centerstate Banks of Florida, Inc	4,275,810
41,009		Central Pacific Financial Corp	1,230,680
14,062		Central Valley Community Bancorp	287,709
3,444		Century Bancorp, Inc	315,711
102,307		Chemical Financial Corp	4,494,347
3,740		Chemung Financial Corp	177,201
13,599		Citizens & Northern Corp	385,532
22,853		City Holding Co	1,814,071
18,467		Civista Bancshares, Inc	406,274
18,179		CNB Financial Corp	517,738
8,214	*	Coastal Financial Corp	131,013
11,174		Codorus Valley Bancorp, Inc	236,442
104,030		Columbia Banking System, Inc	3,905,286
70,584	*	Columbia Financial, Inc	1,119,462
12,325	e	Commerce Union Bancshares, Inc	282,243
71,211		Community Bank System, Inc	4,732,683
25,274		Community Bankers Trust Corp	199,159
4,657		Community Financial Corp	142,597
19,694		Community Trust Bancorp, Inc	832,071
42,629		ConnectOne Bancorp, Inc	930,591
6,318		County Bancorp, Inc	113,282
44,542	*	Customers Bancorp, Inc	1,008,876
160,582		CVB Financial Corp	3,484,629
46,495		Dime Community Bancshares	936,874
46,337	*	Eagle Bancorp, Inc	2,560,583
7,391	*	Entegra Financial Corp	218,034
11,122		Enterprise Bancorp, Inc	352,901
31,970		Enterprise Financial Services Corp	1,360,004
20,774	*	Equity Bancshares, Inc	545,525
7,285	*	Esquire Financial Holdings, Inc	183,145
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,519		ESSA Bancorp, Inc	$176,356
135,925	*	Essent Group Ltd	6,449,641
5,436		Evans Bancorp, Inc	199,719
10,436		Farmers & Merchants Bancorp, Inc	331,239
29,118		Farmers National Banc Corp	419,008
23,382		FB Financial Corp	859,055
13,151		Federal Agricultural Mortgage Corp (Class C)	1,005,788
3,409	e	Fidelity D&D Bancorp, Inc	204,540
31,910		Fidelity Southern Corp	928,900
18,738		Financial Institutions, Inc	515,295
43,273		First Bancorp (NC)	1,640,479
305,427		First Bancorp (Puerto Rico)	3,451,325
12,679		First Bancorp, Inc	339,924
15,111		First Bancshares, Inc	466,628
19,916		First Bank	227,242
64,808		First Busey Corp	1,674,639
9,757		First Business Financial Services, Inc	224,704
12,032		First Choice Bancorp	255,800
144,734		First Commonwealth Financial Corp	1,969,830
19,531		First Community Bancshares, Inc	678,898
8,752		First Community Corp	164,450
25,822		First Defiance Financial Corp	762,007
137,759		First Financial Bancorp	3,457,751
92,410		First Financial Bankshares, Inc	5,685,063
14,536		First Financial Corp	598,447
10,818		First Financial Northwest, Inc	180,985
56,383		First Foundation, Inc	801,202
5,815	e	First Guaranty Bancshares, Inc	124,732
12,694		First Internet Bancorp	277,872
48,251		First Interstate Bancsystem, Inc	2,039,087
77,750		First Merchants Corp	2,851,092
17,030		First Mid-Illinois Bancshares, Inc	587,365
152,640		First Midwest Bancorp, Inc	3,277,181
11,534		First Northwest Bancorp	187,774
29,949		First of Long Island Corp	696,913
2,224		First Savings Financial Group, Inc	129,214
8,342		First United Corp	157,831
43,396		Flagstar Bancorp, Inc	1,551,407
33,981		Flushing Financial Corp	767,971
19,540		Franklin Financial Network, Inc	540,281
3,856		FS Bancorp, Inc	199,317
238,871		Fulton Financial Corp	4,120,525
2,529	*	FVCBankcorp, Inc	41,476
26,969		German American Bancorp, Inc	805,025
121,881		Glacier Bancorp, Inc	5,190,912
14,831		Great Southern Bancorp, Inc	859,456
82,815		Great Western Bancorp, Inc	2,912,604
3,193	e	Greene County Bancorp, Inc	98,728
9,124		Guaranty Bancshares, Inc	256,111
121,078		Hancock Holding Co	5,295,952
45,743		Hanmi Financial Corp	1,085,024
15,383	*	HarborOne Bancorp, Inc	287,970
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
42,744		Heartland Financial USA, Inc	$1,919,206
57,021		Heritage Commerce Corp	713,903
53,708		Heritage Financial Corp	1,625,741
104,154		Hilltop Holdings, Inc	2,190,359
1,568		Hingham Institution for Savings	290,096
9,547		Home Bancorp, Inc	349,802
225,173		Home Bancshares, Inc	4,321,070
37,355	*	HomeStreet, Inc	1,051,170
23,489		HomeTrust Bancshares, Inc	595,681
177,317		Hope Bancorp, Inc	2,493,077
48,787		Horizon Bancorp	793,764
15,950	*	Howard Bancorp, Inc	239,728
79,399		IBERIABANK Corp	6,312,221
11,749	*,e	Impac Mortgage Holdings, Inc	40,417
46,894		Independent Bank Corp (MA)	3,762,306
33,564		Independent Bank Corp (MI)	722,633
47,529		Independent Bank Group, Inc	2,709,153
79,251		International Bancshares Corp	3,286,539
9,633		Investar Holding Corp	224,256
337,123		Investors Bancorp, Inc	3,961,195
128,193		Kearny Financial Corp	1,794,702
66,762		Lakeland Bancorp, Inc	1,105,579
35,215		Lakeland Financial Corp	1,681,516
11,358		LCNB Corp	193,086
68,236		LegacyTexas Financial Group, Inc	2,734,899
11,407	*,e	LendingTree, Inc	4,389,642
6,940		Level One Bancorp, Inc	171,904
41,134	e	Live Oak Bancshares, Inc	718,611
27,357		Luther Burbank Corp	288,069
30,089		Macatawa Bank Corp	310,518
7,526	*	Malvern Bancorp, Inc	159,476
21,785		Mercantile Bank Corp	736,333
22,693		Merchants Bancorp	548,717
70,987		Meridian Bancorp, Inc	1,222,396
43,161		Meta Financial Group, Inc	1,111,827
9,563	*	Metropolitan Bank Holding Corp	381,659
505,883	*	MGIC Investment Corp	7,406,127
5,737	e	Mid Penn Bancorp, Inc	139,868
3,056		Middlefield Banc Corp	123,921
28,123		Midland States Bancorp, Inc	754,259
16,830		Midsouth Bancorp, Inc	199,772
13,094		MidWestOne Financial Group, Inc	368,989
115,019	*	Mr Cooper Group, Inc	989,163
7,189		MutualFirst Financial, Inc	214,879
10,265		MVB Financial Corp	170,296
41,897		National Bank Holdings Corp	1,602,141
8,191		National Bankshares, Inc	346,397
62,253		NBT Bancorp, Inc	2,366,859
10,506	*	Nicolet Bankshares, Inc	641,391
91,376	*	NMI Holdings, Inc	2,565,838
8,497		Northeast Bancorp	186,254
58,262		Northfield Bancorp, Inc	873,930
8,023		Northrim BanCorp, Inc	284,736
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
136,119		Northwest Bancshares, Inc	$2,372,554
6,749	e	Norwood Financial Corp	217,183
8,461	e	Oak Valley Bancorp	162,197
70,647		OceanFirst Financial Corp	1,778,891
1,445	e	Oconee Federal Financial Corp	37,888
116,891	*	Ocwen Financial Corp	197,546
62,509		OFG Bancorp	1,261,432
4,776	e	Ohio Valley Banc Corp	179,482
21,287		Old Line Bancshares, Inc	532,175
217,607		Old National Bancorp	3,716,728
33,981		Old Second Bancorp, Inc	450,248
15,149		OP Bancorp	142,704
30,908		Opus Bank	675,958
24,341		Origin Bancorp, Inc	848,040
56,313		Oritani Financial Corp	977,031
8,694		Orrstown Financial Services, Inc	180,314
15,271		Pacific City Financial Corp	279,765
18,242	*	Pacific Mercantile Bancorp	142,835
65,878		Pacific Premier Bancorp, Inc	1,915,073
19,437		Park National Corp	1,898,606
7,252		Parke Bancorp, Inc	165,926
21,230		PCSB Financial Corp	404,431
10,723	*	PDL Community Bancorp	155,162
27,148		Peapack Gladstone Financial Corp	785,392
5,474		Penns Woods Bancorp, Inc	238,995
28,580		PennyMac Financial Services, Inc	637,334
5,435		Peoples Bancorp of North Carolina, Inc	152,017
21,566		Peoples Bancorp, Inc	704,777
8,250		Peoples Financial Services Corp	358,875
18,765		People’s Utah Bancorp	533,864
21,178		Preferred Bank	1,041,746
15,076		Premier Financial Bancorp, Inc	249,960
5,138	*	Provident Bancorp, Inc	125,881
89,474		Provident Financial Services, Inc	2,372,850
9,485		Prudential Bancorp, Inc	165,608
17,436		QCR Holdings, Inc	596,486
308,097		Radian Group, Inc	7,215,632
18,989		RBB Bancorp	367,627
68,783		Renasant Corp	2,494,072
11,527		Republic Bancorp, Inc (Class A)	544,766
57,345	*	Republic First Bancorp, Inc	293,606
22,593		Riverview Bancorp, Inc	167,640
48,760		S&T Bancorp, Inc	1,954,301
51,389		Sandy Spring Bancorp, Inc	1,792,962
8,722		SB One Bancorp	207,148
67,444	*	Seacoast Banking Corp of Florida	1,912,712
20,799	*	Select Bancorp, Inc	255,412
67,211		ServisFirst Bancshares, Inc	2,281,141
14,849		Shore Bancshares, Inc	235,060
13,457		SI Financial Group, Inc	192,704
17,208		Sierra Bancorp	455,324
131,291		Simmons First National Corp (Class A)	3,333,478
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,867	*	SmartFinancial, Inc	$288,295
50,968		South State Corp	3,856,239
7,594	*	Southern First Bancshares, Inc	279,535
8,658		Southern Missouri Bancorp, Inc	290,476
24,766		Southern National Bancorp of Virginia, Inc	369,509
47,832		Southside Bancshares, Inc	1,680,338
12,297	*	Spirit of Texas Bancshares, Inc	276,314
20,142		Sterling Bancorp, Inc	197,190
30,057		Stock Yards Bancorp, Inc	1,032,458
12,499		Summit Financial Group, Inc	325,599
8,884		Territorial Bancorp, Inc	257,192
72,514	*	The Bancorp, Inc	740,368
7,315		Timberland Bancorp, Inc	228,228
21,165		Tompkins Trustco, Inc	1,707,381
94,244		TowneBank	2,457,884
36,317		Trico Bancshares	1,449,411
36,086	*	Tristate Capital Holdings, Inc	839,360
36,151	*	Triumph Bancorp, Inc	1,121,043
134,231		Trustco Bank Corp NY	1,073,848
94,264		Trustmark Corp	3,389,733
64,755		UMB Financial Corp	4,523,784
109,760		Union Bankshares Corp	4,006,240
4,553		Union Bankshares, Inc	179,889
140,180		United Bankshares, Inc	5,500,663
113,617		United Community Banks, Inc	3,190,365
64,491		United Community Financial Corp	593,962
70,284		United Financial Bancorp, Inc (New)	927,046
15,327		United Security Bancshares	160,934
8,990		Unity Bancorp, Inc	194,184
42,338		Univest Corp of Pennsylvania	1,067,764
461,027		Valley National Bancorp	4,831,563
65,637		Veritex Holdings, Inc	1,740,037
39,672		Walker & Dunlop, Inc	2,179,976
116,067		Washington Federal, Inc	3,846,460
18,923		Washington Trust Bancorp, Inc	980,401
34,218		Waterstone Financial, Inc	566,650
75,212		WesBanco, Inc	3,032,548
18,958		West Bancorporation, Inc	397,549
36,637		Westamerica Bancorporation	2,352,828
32,455		Western New England Bancorp, Inc	313,515
72,086		WSFS Financial Corp	3,112,673
		TOTAL BANKS	342,337,445

CAPITAL GOODS - 9.4%
59,662		Aaon, Inc	2,995,629
47,485		AAR Corp	1,603,568
87,133		Actuant Corp (Class A)	2,228,862
52,531		Advanced Drainage Systems, Inc	1,473,495
46,804	*	Aegion Corp	931,868
101,385	*	Aerojet Rocketdyne Holdings, Inc	3,432,896
30,033	*	Aerovironment, Inc	2,059,062
79,459		Aircastle Ltd	1,582,823
13,649		Alamo Group, Inc	1,414,582
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
40,773		Albany International Corp (Class A)	$3,015,979
11,164		Allied Motion Technologies, Inc	408,714
83,747		Altra Holdings, Inc	3,139,675
27,632	*	Ameresco, Inc	416,138
19,362	*	American Woodmark Corp	1,741,225
39,047		Apogee Enterprises, Inc	1,573,594
55,202		Applied Industrial Technologies, Inc	3,308,808
20,769		Argan, Inc	993,174
31,669	*	Armstrong Flooring, Inc	458,884
33,403		Astec Industries, Inc	1,126,015
32,298	*	Astronics Corp	1,076,815
54,987	*	Atkore International Group, Inc	1,361,478
81,384	*	Axon Enterprise, Inc	5,167,884
36,663		AZZ, Inc	1,741,126
69,035		Barnes Group, Inc	3,839,727
94,928	*	Beacon Roofing Supply, Inc	3,574,988
21,230	*,e	Blue Bird Corp	367,491
13,308	*,e	BlueLinx Holdings, Inc	342,282
97,301	*	BMC Stock Holdings, Inc	2,002,455
60,635		Briggs & Stratton Corp	739,747
154,850	*	Builders FirstSource, Inc	2,133,833
36,566	e	Caesarstone Sdot-Yam Ltd	553,244
24,964	*	CAI International, Inc	619,856
42,952	*	Chart Industries, Inc	3,791,373
24,088	*	CIRCOR International, Inc	812,247
31,903		Columbus McKinnon Corp	1,255,702
53,002		Comfort Systems USA, Inc	2,867,408
36,898	*	Commercial Vehicle Group, Inc	329,130
52,110	*	Continental Building Products Inc	1,336,621
22,411	*	CSW Industrials, Inc	1,343,539
44,315		Cubic Corp	2,516,206
31,430		Douglas Dynamics, Inc	1,186,797
17,193	*	Ducommun, Inc	697,692
23,100	*	DXP Enterprises, Inc	990,759
42,553	*	Dycom Industries, Inc	2,110,203
6,567		Eastern Co	188,210
81,490		EMCOR Group, Inc	6,856,569
29,491		Encore Wire Corp	1,748,521
39,451	*,e	Energous Corp	200,017
52,778	*,e	Energy Recovery, Inc	513,530
61,536		EnerSys	4,257,676
129,291	*,e	Enphase Energy, Inc	1,298,082
29,390		EnPro Industries, Inc	2,184,265
36,442		ESCO Technologies, Inc	2,733,150
4,110	e	EVI Industries, Inc	150,015
108,120	*	Evoqua Water Technologies Corp	1,472,594
85,389		Federal Signal Corp	2,456,642
27,202	*	Foundation Building Materials, Inc	369,675
66,812		Franklin Electric Co, Inc	3,264,434
14,079	*	Freightcar America, Inc	97,427
52,228		GATX Corp	4,028,346
9,606	*	Gencor Industries, Inc	115,944
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
86,645	*	Generac Holdings, Inc	$4,764,609
16,974	*	General Finance Corp	157,858
45,482	*	Gibraltar Industries, Inc	1,804,271
32,016		Global Brass & Copper Holdings, Inc	1,389,174
48,504	*	GMS, Inc	854,640
25,268		Gorman-Rupp Co	841,424
11,311		Graham Corp	234,138
63,694		Granite Construction, Inc	2,859,224
82,178	*	Great Lakes Dredge & Dock Corp	840,681
43,690		Greenbrier Cos, Inc	1,552,306
52,180		Griffon Corp	1,023,772
47,192		H&E Equipment Services, Inc	1,435,109
114,470	*	Harsco Corp	2,591,601
61,751	*,e	HC2 Holdings, Inc	132,147
33,651	*	Herc Holdings, Inc	1,620,632
88,867		Hillenbrand, Inc	3,823,058
7,214		Hurco Cos, Inc	283,727
15,780		Hyster-Yale Materials Handling, Inc	1,051,264
10,618	*	IES Holdings, Inc	185,921
20,916	*,e	Infrastructure and Energy Alternatives, Inc	94,959
26,224		Insteel Industries, Inc	549,131
96,387	*	JELD-WEN Holding, Inc	1,903,643
44,377		John Bean Technologies Corp	4,872,151
15,925		Kadant, Inc	1,562,083
39,140		Kaman Corp	2,423,157
197,200		KBR, Inc	4,381,784
113,121		Kennametal, Inc	4,604,025
76,791	*,e	KEYW Holding Corp, The	870,810
123,856	*	Kratos Defense & Security Solutions, Inc	1,966,833
7,652	*	Lawson Products, Inc	251,292
11,932	*	LB Foster Co (Class A)	256,419
14,949		Lindsay Corp	1,270,665
24,697	*	Lydall, Inc	607,793
17,733	*	Manitex International, Inc	135,480
51,341	*	Manitowoc Co, Inc	916,950
38,433	*	Masonite International Corp	1,978,915
89,652	*	Mastec, Inc	4,540,874
94,530	e	Maxar Technologies, Inc	466,033
66,790	*	Mercury Systems, Inc	4,877,006
113,438	*	Meritor, Inc	2,752,006
101,809	*	Milacron Holdings Corp	1,487,429
17,459		Miller Industries, Inc	577,544
46,232		Moog, Inc (Class A)	4,329,164
116,503	*	MRC Global, Inc	2,018,997
82,177		Mueller Industries, Inc	2,397,103
224,349		Mueller Water Products, Inc (Class A)	2,407,265
23,109	*	MYR Group, Inc	835,390
7,210		National Presto Industries, Inc	767,865
69,173	*	Navistar International Corp	2,361,566
68,960	*	NCI Building Systems, Inc	394,451
65,754		NN, Inc	594,416
11,136	*	Northwest Pipe Co	266,930
154,807	*	NOW, Inc	2,263,278
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,472	*	NV5 Holdings, Inc	$916,656
3,308		Omega Flex, Inc	280,055
41,471	*	Orion Marine Group, Inc	107,410
32,679	*	Patrick Industries, Inc	1,629,702
80,544	*	PGT, Inc	1,180,775
300,537	*,e	Plug Power, Inc	748,337
11,025		Powell Industries, Inc	322,481
3,590		Preformed Line Products Co	202,440
61,195		Primoris Services Corp	1,341,394
38,736	*	Proto Labs, Inc	4,252,825
49,507		Quanex Building Products Corp	827,757
52,592		Raven Industries, Inc	2,046,355
34,026	*	RBC Bearings, Inc	4,680,276
47,442	e	REV Group, Inc	602,039
148,815	*	Rexnord Corp	4,256,109
6,213		Rush Enterprises, Inc	260,946
42,880		Rush Enterprises, Inc (Class A)	1,818,541
59,475		Simpson Manufacturing Co, Inc	3,787,368
56,642	*	SiteOne Landscape Supply, Inc	3,812,007
62,479	*	SPX Corp	2,280,484
59,534	*	SPX FLOW, Inc	2,139,652
18,245		Standex International Corp	1,205,447
42,425	*	Sterling Construction Co, Inc	575,283
41,014		Sun Hydraulics Corp	2,146,673
134,976	*	Sunrun, Inc	2,052,985
26,427		Tennant Co	1,754,224
43,266	*	Textainer Group Holdings Ltd	414,921
47,980	*	Thermon Group Holdings	1,237,404
80,213		Titan International, Inc	555,876
27,422	*	Titan Machinery, Inc	471,658
23,580	*	TPI Composites, Inc	729,801
83,840	*	Trex Co, Inc	5,807,597
65,645	*	Trimas Corp	2,030,400
73,546		Triton International Ltd	2,423,341
68,734		Triumph Group, Inc	1,631,058
54,904	*	Tutor Perini Corp	1,096,433
9,908	*	Twin Disc, Inc	187,658
85,865		Universal Forest Products, Inc	3,172,712
15,852	*	Vectrus, Inc	642,799
17,758	*	Veritiv Corp	495,271
27,195	*	Vicor Corp	1,020,084
63,946	*,e	Vivint Solar, Inc	345,948
81,739		Wabash National Corp	1,232,624
39,959		Watts Water Technologies, Inc (Class A)	3,420,091
82,531	*	Wesco Aircraft Holdings, Inc	696,562
3,809	*	Willis Lease Finance Corp	189,383
57,332	*	Willscot Corp	772,262
76,231		Woodward Governor Co	8,301,556
		TOTAL CAPITAL GOODS	280,131,314
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
95,178		ABM Industries, Inc	$3,613,909
57,359	*	Acacia Research (Acacia Technologies)	182,402
150,252		ACCO Brands Corp	1,373,303
103,924	*	Advanced Disposal Services, Inc	3,360,902
10,666		Barrett Business Services, Inc	777,125
14,801		BG Staffing, Inc	345,899
68,445		Brady Corp (Class A)	3,339,432
42,819	*	BrightView Holdings, Inc	686,817
71,032		Brink’s Co	5,677,588
63,066	*	Casella Waste Systems, Inc (Class A)	2,353,623
75,054	*	CBIZ, Inc	1,449,293
34,683	*	Ceco Environmental Corp	269,140
9,534	*	Charah Solutions, Inc	67,119
32,016	*	Cimpress NV	2,894,246
1,670		Compx International, Inc	26,002
170,295		Covanta Holding Corp	3,077,231
11,364		CRA International, Inc	591,837
65,706		Deluxe Corp	2,938,372
37,869		Ennis, Inc	764,196
74,240		Exponent, Inc	4,203,469
15,466		Forrester Research, Inc	786,601
11,828	*	Franklin Covey Co	337,216
53,914	*	FTI Consulting, Inc	4,581,612
14,730	*	GP Strategies Corp	187,513
106,850		Healthcare Services Group	3,616,872
28,504		Heidrick & Struggles International, Inc	1,019,873
20,563	*	Heritage-Crystal Clean, Inc	590,775
83,614		Herman Miller, Inc	3,245,895
61,840		HNI Corp	2,270,146
31,475	*	Huron Consulting Group, Inc	1,521,187
25,636		ICF International, Inc	1,996,275
53,029	*	Innerworkings, Inc	179,238
54,391		Insperity, Inc	6,502,988
83,712		Interface, Inc	1,342,740
47,834		Kelly Services, Inc (Class A)	1,064,785
34,544		Kforce, Inc	1,244,275
48,452		Kimball International, Inc (Class B)	758,758
69,203		Knoll, Inc	1,511,393
80,554		Korn/Ferry International	3,787,649
49,594		LSC Communications, Inc	346,662
46,161		Matthews International Corp (Class A)	1,849,210
35,340		McGrath RentCorp	2,191,080
30,646	*	Mistras Group, Inc	420,157
64,182		Mobile Mini, Inc	2,311,836
48,303		MSA Safety, Inc	5,308,983
20,224		Multi-Color Corp	1,009,178
63,856		Navigant Consulting, Inc	1,457,832
9,268	*	NL Industries, Inc	32,901
72,429	*	On Assignment, Inc	4,565,924
260,558		Pitney Bowes, Inc	1,852,567
45,808		Quad Graphics, Inc	559,316
43,007		Resources Connection, Inc	690,692
114,081		RR Donnelley & Sons Co	527,054
32,526	*	SP Plus Corp	1,122,798
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
124,235		Steelcase, Inc (Class A)	$2,148,023
19,807		Systemax, Inc	449,817
46,195	*	Team, Inc	780,695
79,222		Tetra Tech, Inc	5,127,248
62,821	*	TriNet Group, Inc	3,916,261
59,874	*	TrueBlue, Inc	1,446,556
22,151		Unifirst Corp	3,502,738
21,215	*	Upwork, Inc	424,088
31,978		US Ecology, Inc	1,950,978
28,841		Viad Corp	1,768,242
10,321		VSE Corp	315,513
55,892	*	WageWorks, Inc	2,726,971
15,639	*	Willdan Group, Inc	618,210
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	123,959,226

CONSUMER DURABLES & APPAREL - 2.9%
49,147		Acushnet Holdings Corp	1,238,996
83,006	*	American Outdoor Brands Corp	817,609
12,138		Bassett Furniture Industries, Inc	215,571
45,377	*	Beazer Homes USA, Inc	603,060
131,920		Callaway Golf Co	2,316,515
12,763	*	Cavco Industries, Inc	1,592,439
37,529	*	Century Communities, Inc	954,362
24,098		Clarus Corp	323,395
94,201	*	CROCS, Inc	2,623,498
12,782		Culp, Inc	262,287
41,487	*	Deckers Outdoor Corp	6,563,658
12,451		Escalade, Inc	149,910
37,258		Ethan Allen Interiors, Inc	823,402
8,919		Flexsteel Industries, Inc	193,186
68,067	*,e	Fossil Group, Inc	889,636
62,474	*	G-III Apparel Group Ltd	2,695,753
166,181	*,e	GoPro, Inc	982,130
27,060	*	Green Brick Partners, Inc	241,916
10,698		Hamilton Beach Brands Holding Co	193,634
36,357	*	Helen of Troy Ltd	5,235,408
14,989		Hooker Furniture Corp	446,822
8,088	*,e	Hovnanian Enterprises, Inc	123,099
31,433	*	Installed Building Products, Inc	1,509,727
38,311	*,e	iRobot Corp	3,966,721
7,752		Johnson Outdoors, Inc	594,346
117,935		KB Home	3,055,696
67,332		La-Z-Boy, Inc	2,208,490
4,908	*	Legacy Housing Corp	59,534
25,436	*,e	LGI Homes, Inc	1,762,969
11,479		Lifetime Brands, Inc	108,591
7,912	*	Lovesac Co	311,693
39,485	*	M/I Homes, Inc	1,112,292
29,853	*	Malibu Boats, Inc	1,242,482
9,223		Marine Products Corp	139,913
28,055	*	MasterCraft Boat Holdings, Inc	694,081
69,836		MDC Holdings, Inc	2,134,188
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
54,267	*	Meritage Homes Corp	$2,775,757
23,252		Movado Group, Inc	828,934
4,690		Nacco Industries, Inc (Class A)	191,774
54,237	*	Nautilus, Inc	290,168
16,885	*	New Home Co, Inc	77,840
23,761		Oxford Industries, Inc	1,973,589
5,620	*	Purple Innovation, Inc	32,371
8,337		Rocky Brands, Inc	212,677
60,411	*	Roku, Inc	3,841,535
50,770		Skyline Corp	1,071,755
28,930	*,e	Sonos, Inc	315,916
125,322		Steven Madden Ltd	4,555,455
24,091		Sturm Ruger & Co, Inc	1,348,855
10,648		Superior Uniform Group, Inc	178,248
161,524	*	Taylor Morrison Home Corp	3,127,105
50,524	*	TopBuild Corp	3,598,825
196,546	*	TRI Pointe Homes, Inc	2,564,925
68,296		Tupperware Corp	1,625,445
16,191	*,e	Turtle Beach Corp	165,796
23,912	*	Unifi, Inc	483,022
21,188	*	Universal Electronics, Inc	806,203
33,254	*	Vera Bradley, Inc	408,359
82,637	*	Vista Outdoor, Inc	713,157
28,735	*,e	Vuzix Corp	68,102
47,320	*	William Lyon Homes, Inc	797,815
131,724		Wolverine World Wide, Inc	4,848,760
22,868	*,e	YETI Holdings, Inc	815,930
43,719	*	Zagg, Inc	360,245
		TOTAL CONSUMER DURABLES & APPAREL	86,465,572

CONSUMER SERVICES - 3.7%
81,626	*	Adtalem Global Education, Inc	4,025,794
22,763	*	American Public Education, Inc	728,416
103,108		BBX Capital Corp	571,218
117	*	Biglari Holdings, Inc (A Shares)	86,229
1,723	*	Biglari Holdings, Inc (B Shares)	240,066
30,665		BJ’s Restaurants, Inc	1,530,490
119,949		Bloomin’ Brands, Inc	2,397,781
12,062	e	Bluegreen Vacations Corp	183,342
116,213		Boyd Gaming Corp	3,344,610
51,671		Brinker International, Inc	2,209,969
100,167	*	Career Education Corp	1,818,031
25,532		Carriage Services, Inc	448,087
53,205	*	Carrols Restaurant Group, Inc	521,941
32,974	*	Century Casinos, Inc	300,063
60,925		Cheesecake Factory	3,023,098
153,902	*	Chegg, Inc	5,486,606
50,283		Churchill Downs, Inc	5,071,041
25,593	*	Chuy’s Holdings, Inc	509,045
27,211	e	Cracker Barrel Old Country Store, Inc	4,591,584
55,655		Dave & Buster’s Entertainment, Inc	3,163,430
50,045	*,e	Del Frisco’s Restaurant Group, Inc	335,301
45,597	*	Del Taco Restaurants, Inc	458,250
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
91,202	*	Denny’s Corp	$1,698,181
23,318		DineEquity, Inc	2,067,374
90,362	*	Drive Shack, Inc	464,461
36,431	*	El Pollo Loco Holdings, Inc	465,588
91,961	*	Eldorado Resorts, Inc	4,540,115
3,992	*,e	Empire Resorts, Inc	55,609
34,136	*	Fiesta Restaurant Group, Inc	432,162
27,659	*,e	Golden Entertainment, Inc	435,076
29,227	*	Habit Restaurants, Inc	311,560
148,716	*	Houghton Mifflin Harcourt Co	1,060,345
34,648		International Speedway Corp (Class A)	1,528,670
16,109	*	J Alexander’s Holdings, Inc	177,038
35,817		Jack in the Box, Inc	2,761,491
55,193	*	K12, Inc	1,662,413
131,990	*	Laureate Education, Inc	2,077,523
30,165	*	Lindblad Expeditions Holdings, Inc	488,975
54,928		Marriott Vacations Worldwide Corp	5,802,045
16,198	*	Monarch Casino & Resort, Inc	691,493
3,345		Nathan’s Famous, Inc	230,972
20,119	*	Noodles & Co	143,851
31,126	e	Papa John’s International, Inc	1,592,406
154,589	*	Penn National Gaming, Inc	3,349,944
124,624	*	Planet Fitness, Inc	9,434,037
31,687	*	PlayAGS, Inc	764,290
33,767	*	Potbelly Corp	300,526
10,626		RCI Hospitality Holdings, Inc	241,954
29,170	*	Red Lion Hotels Corp	231,026
19,335	*	Red Robin Gourmet Burgers, Inc	619,300
97,882		Red Rock Resorts, Inc	2,640,856
49,532	*	Regis Corp	927,239
41,210		Ruth’s Chris Steak House, Inc	1,070,636
79,402	*	Scientific Games Corp (Class A)	1,836,568
77,157	*	SeaWorld Entertainment, Inc	2,053,919
34,462	*	Shake Shack, Inc	2,112,521
49,243	*	Sotheby’s (Class A)	2,077,070
13,226		Speedway Motorsports, Inc	242,697
29,575		Strategic Education, Inc	4,239,576
96,221		Texas Roadhouse, Inc (Class A)	5,196,896
17,676	*	Town Sports International Holdings, Inc	64,164
53,386	*	Weight Watchers International, Inc	1,090,142
40,731		Wingstop, Inc	3,065,822
		TOTAL CONSUMER SERVICES	111,290,923

DIVERSIFIED FINANCIALS - 4.0%
40,765		AG Mortgage Investment Trust	697,489
144,139		Anworth Mortgage Asset Corp	603,942
176,233		Apollo Commercial Real Estate Finance, Inc	3,302,606
108,548		Arbor Realty Trust, Inc	1,482,766
37,997		Ares Commercial Real Estate Corp	577,554
51,927	e	Arlington Asset Investment Corp (Class A)	407,627
73,849	*	ARMOUR Residential REIT, Inc	1,409,039
70,300		Artisan Partners Asset Management, Inc	1,992,302
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
931	*	Ashford, Inc	$51,577
3,336	e	Associated Capital Group, Inc	137,810
23,987		B. Riley Financial, Inc	434,884
45,413		Banco Latinoamericano de Exportaciones S.A. (Class E)	982,283
162,643		Blackstone Mortgage Trust, Inc	5,788,464
69,308	*	Blucora, Inc	2,425,780
99,602	*	Cannae Holdings, Inc	2,556,783
127,516		Capstead Mortgage Corp	1,095,362
23,166		Cherry Hill Mortgage Investment Corp	399,845
32,911		Cohen & Steers, Inc	1,650,487
120,177		Colony Credit Real Estate, Inc	1,867,551
40,181	*	Cowen Group, Inc	673,032
19,878	*	Curo Group Holdings Corp	264,775
5,031		Diamond Hill Investment Group, Inc	726,879
47,935	*	Donnelley Financial Solutions, Inc	733,885
104,413		Dynex Capital, Inc	636,919
27,627	*	Elevate Credit, Inc	123,769
36,902	*,e	Encore Capital Group, Inc	1,042,851
49,601	*	Enova International, Inc	1,360,555
43,510		Exantas Capital Corp	476,434
78,778	*	Ezcorp, Inc (Class A)	856,317
137,484		Federated Investors, Inc (Class B)	4,224,883
213,122	*	FGL Holdings	1,817,931
61,223		FirstCash, Inc	5,980,263
38,585	*	Focus Financial Partners, Inc	1,446,938
42,779	e	Gain Capital Holdings, Inc	225,445
3,706		GAMCO Investors, Inc (Class A)	80,346
72,445		Granite Point Mortgage Trust, Inc	1,393,117
17,588		Great Ajax Corp	251,860
68,451	*	Green Dot Corp	4,365,120
26,235		Greenhill & Co, Inc	543,327
24,533		Hamilton Lane, Inc	1,198,682
47,990		Houlihan Lokey, Inc	2,366,867
23,051	*	INTL FCStone, Inc	934,949
187,190		Invesco Mortgage Capital, Inc	3,054,941
121,174		iShares Russell 2000 Index Fund	19,180,632
33,921		KKR Real Estate Finance Trust, Inc	684,187
134,350		Ladder Capital Corp	2,337,690
127,467		Ladenburg Thalmann Financial Services, Inc	467,804
477,254	*	LendingClub Corp	1,517,668
11,119		Marlin Business Services Corp	242,283
65,280		Moelis & Co	2,673,216
27,710		Nelnet, Inc (Class A)	1,608,566
251,570		New York Mortgage Trust, Inc	1,584,891
35,784	*	NewStar Financial, Inc	9,288
119,013		OM Asset Management plc	1,744,731
73,550	*	On Deck Capital, Inc	401,583
14,277		Oppenheimer Holdings, Inc	374,771
82,577		Orchid Island Capital, Inc	542,531
85,208		PennyMac Mortgage Investment Trust	1,789,368
27,062		Pico Holdings, Inc	309,319
21,201		Piper Jaffray Cos	1,708,801
29,255		PJT Partners, Inc	1,261,476
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
64,559	*	PRA Group, Inc	$1,815,399
19,726		Pzena Investment Management, Inc (Class A)	196,274
47,214		Ready Capital Corp	713,404
135,343		Redwood Trust, Inc	2,214,211
14,569	*	Regional Management Corp	360,874
31,121	*	Safeguard Scientifics, Inc	356,024
9,050	*,e	Siebert Financial Corp	94,754
8,405		Silvercrest Asset Management Group, Inc	122,209
98,297		Stifel Financial Corp	5,865,382
50,304		TPG RE Finance Trust, Inc	991,492
1,276		Value Line, Inc	29,539
10,066		Virtus Investment Partners, Inc	1,234,192
108,381		Waddell & Reed Financial, Inc (Class A)	2,029,976
67,116		Western Asset Mortgage Capital Corp	706,060
13,237		Westwood Holdings Group, Inc	414,186
172,020		WisdomTree Investments, Inc	1,238,544
9,106	*	World Acceptance Corp	1,183,689
		TOTAL DIVERSIFIED FINANCIALS	120,649,250

ENERGY - 3.5%
244,708	*	Abraxas Petroleum Corp	337,697
2,617		Adams Resources & Energy, Inc	94,605
50,922	*,e	Approach Resources, Inc	17,405
25,237		Arch Coal, Inc	2,447,484
179,140		Archrock, Inc	1,811,105
54,093	*	Ardmore Shipping Corp	377,569
27,059	*	Basic Energy Services, Inc	68,189
82,606		Berry Petroleum Co LLC	938,404
26,832	*	Bonanza Creek Energy, Inc	645,846
87,328	*	C&J Energy Services, Inc	1,226,958
52,787	*	Cactus, Inc	1,916,168
62,601	*	California Resources Corp	1,319,629
315,933	*	Callon Petroleum Co	2,372,657
46,979	*,e	CARBO Ceramics, Inc	127,783
118,041	*	Carrizo Oil & Gas, Inc	1,513,286
217,570	*	Clean Energy Fuels Corp	683,170
40,810	*	CONSOL Energy, Inc	1,383,459
53,748	*,e	Covia Holdings Corp	258,528
26,459		CVR Energy, Inc	1,206,795
25,756	*	Dawson Geophysical Co	72,117
113,448		Delek US Holdings, Inc	4,204,383
655,990	*	Denbury Resources, Inc	1,462,858
143,520		DHT Holdings, Inc	764,962
89,246	*,e	Diamond Offshore Drilling, Inc	866,579
20,231		DMC Global, Inc	1,402,008
42,831	*	Dorian LPG Ltd	343,505
50,097	*	Dril-Quip, Inc	2,182,225
33,623	*	Earthstone Energy, Inc	225,274
139,519	*,e	Energy Fuels, Inc	418,557
23,812	*	Era Group, Inc	229,548
40,260		Evolution Petroleum Corp	283,028
48,747	*	Exterran Corp	693,182
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
117,521	*	Forum Energy Technologies, Inc	$702,776
112,729	*	Frank’s International NV	658,337
119,623	*	Frontline Ltd	979,712
45,029	*	FTS International, Inc	466,050
56,818		GasLog Ltd	888,065
130,152		Golar LNG Ltd	2,543,170
10,568	*	Goodrich Petroleum Corp	144,676
52,409		Green Plains Renewable Energy, Inc	910,344
244,979	*	Gulfport Energy Corp	1,604,612
183,375	*,e	Halcon Resources Corp	238,388
17,984		Hallador Energy Co	92,797
206,558	*	Helix Energy Solutions Group, Inc	1,615,284
155,233	*	HighPoint Resources Corp	425,338
65,271	*	Independence Contract Drilling, Inc	184,717
35,115	*	International Seaways, Inc	625,749
19,876	*	ION Geophysical Corp	254,214
815	*	Isramco, Inc	94,499
91,839	*,e	Jagged Peak Energy, Inc	970,738
74,382	*	Keane Group, Inc	780,267
17,646	*,e	Key Energy Services, Inc	73,760
29,221	*	KLX Energy Services Holdings, Inc	819,649
226,273	*	Laredo Petroleum Holdings, Inc	683,345
65,599	e	Liberty Oilfield Services, Inc	978,081
64,350	*,e	Lilis Energy, Inc	82,368
18,482		Mammoth Energy Services, Inc	288,134
148,905	*	Matador Resources Co	2,931,939
39,292	*	Matrix Service Co	770,516
253,461	*	McDermott International, Inc	2,050,500
30,658	*	Midstates Petroleum Co, Inc	391,503
10,203	*,e	Montage Resources Corp	113,457
14,645	*	Natural Gas Services Group, Inc	235,345
12,987	*,e	NCS Multistage Holdings, Inc	51,558
134,162	*	Newpark Resources, Inc	979,383
9,330	*	NextDecade Corp	51,782
24,363	*	Nine Energy Service, Inc	490,427
337,415	*	Noble Corp plc	887,402
234,731	e	Nordic American Tanker Shipping	502,324
280,712	*	Northern Oil And Gas, Inc	743,887
378,279	*	Oasis Petroleum, Inc	2,307,502
139,743	*	Oceaneering International, Inc	2,683,066
83,798	*	Oil States International, Inc	1,618,977
95,875	*	Overseas Shipholding Group, Inc	174,493
18,403		Panhandle Oil and Gas, Inc (Class A)	276,045
47,225	*	Par Pacific Holdings, Inc	922,777
93,261	*	PDC Energy, Inc	4,055,921
108,812		Peabody Energy Corp	3,130,521
17,385	*	Penn Virginia Corp	780,587
147,889	*	Pioneer Energy Services Corp	257,327
28,861	*	Profire Energy, Inc	45,600
99,292	*	ProPetro Holding Corp	2,197,332
7,077	*,e	Quintana Energy Services, Inc	33,687
53,117	*	Renewable Energy Group, Inc	1,281,182
8,964	*	Rex American Resources Corp	757,548
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,435	*	RigNet, Inc	$144,935
91,109	*	Ring Energy, Inc	471,945
2,865	*,e	Rosehill Resources, Inc	13,494
49,886	*	SandRidge Energy, Inc	417,047
65,351		Scorpio Tankers, Inc	1,684,749
25,372	*	SEACOR Holdings, Inc	1,130,069
22,140	*	SEACOR Marine Holdings, Inc	300,661
67,818	*	Select Energy Services, Inc	781,263
109,048		SemGroup Corp	1,424,167
120,120	e	Ship Finance International Ltd	1,532,731
8,148	*	SilverBow Resources, Inc	147,805
29,965	*,e	Smart Sand, Inc	117,762
42,171		Solaris Oilfield Infrastructure, Inc	716,485
819,037	*	Southwestern Energy Co	3,235,196
340,926	*	SRC Energy, Inc	2,096,695
202,855	*	Superior Energy Services	728,249
30,883	*	Talos Energy, Inc	917,225
94,347	e	Teekay Corp	392,484
294,434		Teekay Tankers Ltd (Class A)	320,933
118,118	*,e	Tellurian, Inc	1,122,121
203,947	*	Tetra Technologies, Inc	485,394
43,893	*	Tidewater, Inc	987,593
194,970	*,e	Ultra Petroleum Corp	81,965
74,530	*	Unit Corp	1,010,627
270,509	*,e	Uranium Energy Corp	381,418
106,817	e	US Silica Holdings, Inc	1,689,845
134,777	*	W&T Offshore, Inc	859,877
95,031		World Fuel Services Corp	2,931,706
65,032	*,e	Zion Oil & Gas, Inc	36,307
		TOTAL ENERGY	105,883,369

FOOD & STAPLES RETAILING - 0.5%
38,519		Andersons, Inc	1,259,571
32,428	*	Chefs’ Warehouse Holdings, Inc	1,059,747
19,314		Ingles Markets, Inc (Class A)	530,169
15,774	*	Natural Grocers by Vitamin C	195,282
145,993	*	Performance Food Group Co	5,978,414
32,683		Pricesmart, Inc	1,954,770
69,498	*,e	Rite Aid Corp	636,598
42,171	*	Smart & Final Stores, Inc	275,377
55,376		Spartan Stores, Inc	895,430
74,285	*	United Natural Foods, Inc	959,762
9,198		Village Super Market (Class A)	270,237
14,207		Weis Markets, Inc	597,405
		TOTAL FOOD & STAPLES RETAILING	14,612,762

FOOD, BEVERAGE & TOBACCO - 1.6%
175,658	*,e	22nd Century Group, Inc	384,691
3,776		Alico, Inc	104,897
90,838	e	B&G Foods, Inc (Class A)	2,361,788
11,764	*	Boston Beer Co, Inc (Class A)	3,646,958
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
22,777	e	Calavo Growers, Inc	$2,182,264
44,943		Cal-Maine Foods, Inc	1,847,607
102,357	*,e	Castle Brands, Inc	65,468
27,868	*,e	Celsius Holdings, Inc	115,374
6,774		Coca-Cola Bottling Co Consolidated	2,201,753
19,135	*	Craft Brewers Alliance, Inc	269,995
232,122	*	Darling International, Inc	5,062,581
126,408		Dean Foods Co	214,894
12,253	*	Farmer Bros Co	247,020
43,689		Fresh Del Monte Produce, Inc	1,289,262
36,959	*	Freshpet, Inc	1,650,589
139,557	*	Hostess Brands, Inc	1,870,064
21,492		J&J Snack Foods Corp	3,378,113
12,321		John B. Sanfilippo & Son, Inc	888,467
26,950		Lancaster Colony Corp	4,007,735
31,585	*	Landec Corp	331,958
20,803		Limoneira Co	475,141
18,884	e	MGP Ingredients, Inc	1,659,337
16,255		National Beverage Corp	910,280
47,679	*	Primo Water Corp	750,944
12,412	*,e	Pyxus International, Inc	283,366
27,522		Sanderson Farms, Inc	4,173,161
8,108	*	Seneca Foods Corp	200,673
86,851	*	Simply Good Foods Co	1,950,673
26,021	e	Tootsie Roll Industries, Inc	1,010,395
13,030		Turning Point Brands, Inc	557,293
35,744		Universal Corp	1,925,172
141,072		Vector Group Ltd	1,344,416
		TOTAL FOOD, BEVERAGE & TOBACCO	47,362,329

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
131,440	*	Accuray, Inc	544,162
14,279	*	Addus HomeCare Corp	969,544
239,750	*	Allscripts Healthcare Solutions, Inc	2,366,332
37,307	*	Amedisys, Inc	4,768,581
19,603	*	American Renal Associates Holdings, Inc	134,869
66,241	*	AMN Healthcare Services, Inc	3,448,506
54,209	*	Angiodynamics, Inc	1,113,453
228,563	*,e	Antares Pharma, Inc	614,834
4,283	*,e	Apollo Medical Holdings, Inc	82,876
51,963	*	AtriCure, Inc	1,559,929
2,072		Atrion Corp	1,823,360
66,534	*	Avanos Medical, Inc	2,791,101
49,636	*	AxoGen, Inc	1,165,453
9,294	*,e	Axonics Modulation Technologies, Inc	187,739
173,329	*	BioScrip, Inc	332,792
46,199	*	BioTelemetry, Inc	2,513,226
256,152	*	Brookdale Senior Living, Inc	1,583,019
38,117	*	Capital Senior Living Corp	160,091
47,766	*	Cardiovascular Systems, Inc	1,697,604
124,336	*	Castlight Health, Inc	463,773
201,765	*	Cerus Corp	1,236,819
113,135	*,e	Community Health Systems, Inc	389,184
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,622		Computer Programs & Systems, Inc	$565,923
35,585		Conmed Corp	2,847,868
13,614	*	Corvel Corp	977,485
56,469	*	Cross Country Healthcare, Inc	398,106
51,801	*	CryoLife, Inc	1,588,219
42,343	*,e	CryoPort, Inc	595,766
21,998	*	Cutera, Inc	390,245
41,296	*,e	CytoSorbents Corp	297,331
77,539	*	Diplomat Pharmacy, Inc	432,668
7,775	*,e	ElectroCore LLC	48,594
71,771		Ensign Group, Inc	3,697,642
99,659	*	Evolent Health, Inc	1,350,379
7,193	*	FONAR Corp	142,709
83,287	*	Genesis Health Care, Inc	108,273
76,602	*	GenMark Diagnostics, Inc	554,598
47,925	*	Glaukos Corp	3,456,830
105,663	*	Globus Medical, Inc	4,764,345
20,954	*,e	Guardant Health, Inc	1,372,697
72,121	*	Haemonetics Corp	6,294,721
76,398	*	HealthEquity, Inc	5,175,964
39,664		HealthStream, Inc	1,038,404
19,882	*,e	Helius Medical Technologies, Inc	48,711
9,759	*	Heska Corp	757,884
118,918	*	HMS Holdings Corp	3,618,675
24,369	*	Inogen, Inc	2,127,414
103,231	*,e	Inovalon Holdings, Inc	1,396,715
20,351	*	Inspire Medical Systems, Inc	1,051,943
44,331	*	Integer Holding Corp	3,062,829
13,673	*	IntriCon Corp	319,538
44,929		Invacare Corp	332,475
7,027	*,e	iRadimed Corp	175,745
32,993	*	iRhythm Technologies, Inc	2,517,696
55,089	*	Lantheus Holdings, Inc	1,330,950
25,161		LeMaitre Vascular, Inc	726,650
41,797	*	LHC Group, Inc	4,644,065
68,983	*	LivaNova plc	4,752,239
34,584	*	Magellan Health Services, Inc	2,420,880
81,408	*	Medidata Solutions, Inc	7,354,399
65,618		Meridian Bioscience, Inc	755,263
74,885	*	Merit Medical Systems, Inc	4,207,039
18,098		National Healthcare Corp	1,365,132
13,460		National Research Corp	532,747
47,357	*	Natus Medical, Inc	1,267,273
71,971	*	Neogen Corp	4,365,761
12,986	*	Neuronetics, Inc	216,477
41,060	*	Nevro Corp	2,533,813
78,060	*	NextGen Healthcare, Inc	1,466,747
104,151	*	Novocure Ltd	4,589,935
72,375	*	NuVasive, Inc	4,385,925
26,519	*	Nuvectra Corp	250,339
54,997	*	Omnicell, Inc	4,419,559
88,809	*	OraSure Technologies, Inc	840,133
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
25,422	*	Orthofix International NV	$1,392,871
12,817	*	OrthoPediatrics Corp	522,165
90,063		Owens & Minor, Inc	307,115
37,661	*	Oxford Immunotec Global plc	611,238
116,919		Patterson Cos, Inc	2,553,511
23,804	*	PetIQ, Inc	653,896
16,896	*	Providence Service Corp	1,120,712
10,716	*,e	Pulse Biosciences, Inc	171,670
48,229	*	Quidel Corp	3,083,762
152,219	*	R1 RCM, Inc	1,593,733
60,497	*	RadNet, Inc	732,619
56,389	*,e	Rockwell Medical, Inc	271,231
65,561	*	RTI Biologics, Inc	354,685
19,818	*	SeaSpine Holdings Corp	291,919
153,986	*	Select Medical Holdings Corp	2,212,779
136,614	*,e	Senseonics Holdings, Inc	318,311
11,198	*,e	SI-BONE, Inc	190,366
31,788	*	Sientra, Inc	267,655
12,818		Simulations Plus, Inc	288,790
61,509	*	Staar Surgical Co	1,997,812
28,263	*,e	Surgery Partners, Inc	306,088
19,960	*	SurModics, Inc	867,062
24,503	*	Tabula Rasa HealthCare, Inc	1,305,030
25,785	*	Tactile Systems Technology, Inc	1,283,062
73,196	*	Tandem Diabetes Care, Inc	4,494,966
95,196	*,e	Teladoc, Inc	5,414,748
119,055	*	Tenet Healthcare Corp	2,607,304
65,279	*,e	Tivity Health, Inc	1,411,332
236,321	*,e	TransEnterix, Inc	472,642
33,470	*	Triple-S Management Corp (Class B)	760,438
18,066		US Physical Therapy, Inc	2,104,508
4,059		Utah Medical Products, Inc	342,580
11,111	*	Vapotherm, Inc	188,109
56,013	*	Varex Imaging Corp	1,839,467
96,207	*,e	ViewRay, Inc	669,601
43,287	*	Vocera Communications, Inc	1,378,691
176,017	*	Wright Medical Group NV	5,204,823
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	183,468,256

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
14,833	*,e	Central Garden & Pet Co	400,194
59,092	*	Central Garden and Pet Co (Class A)	1,446,572
76,149	*	Edgewell Personal Care Co	3,139,623
32,764	*	elf Beauty, Inc	419,052
25,637		Inter Parfums, Inc	1,858,426
16,439		Medifast, Inc	2,411,437
11,372	e	Natural Health Trends Corp	131,460
12,223	*	Nature’s Sunshine Products, Inc	110,007
5,962		Oil-Dri Corp of America	189,651
13,484	*,e	Revlon, Inc (Class A)	287,884
18,567	*	USANA Health Sciences, Inc	1,549,602
19,538		WD-40 Co	3,287,269
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,231,177
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSURANCE - 2.7%
67,482	*	AMBAC Financial Group, Inc	$1,261,913
129,634		American Equity Investment Life Holding Co	3,812,536
27,304		Amerisafe, Inc	1,616,943
46,652		Argo Group International Holdings Ltd	3,642,122
66,254	*,e	Citizens, Inc (Class A)	447,877
236,452		Conseco, Inc	3,913,281
14,063		Crawford & Co (Class B)	124,036
9,879		Donegal Group, Inc (Class A)	133,366
31,565	*	eHealth, Inc	1,917,258
10,262		EMC Insurance Group, Inc	329,513
47,063		Employers Holdings, Inc	2,019,944
17,258	*	Enstar Group Ltd	3,059,153
14,381		FBL Financial Group, Inc (Class A)	898,381
14,809		FedNat Holding Co	240,942
726,574	*	Genworth Financial, Inc (Class A)	2,753,715
9,538		Global Indemnity Ltd	293,770
16,774	e	Goosehead Insurance, Inc	511,104
41,579	*	Greenlight Capital Re Ltd (Class A)	498,116
17,649	*	Hallmark Financial Services	202,611
10,907		HCI Group, Inc	464,856
20,670	*,e	Health Insurance Innovations, Inc	482,024
30,423		Heritage Insurance Holdings, Inc	414,970
59,581		Horace Mann Educators Corp	2,298,635
7,770		Independence Holding Co	297,436
1,658		Investors Title Co	280,069
37,804		James River Group Holdings Ltd	1,596,085
75,382		Kemper Corp	6,775,334
10,652		Kingstone Cos, Inc	123,670
27,951		Kinsale Capital Group, Inc	2,029,243
105,407		Maiden Holdings Ltd	68,883
127,379	*	MBIA, Inc	1,231,755
92,038		National General Holdings Corp	2,268,737
3,312		National Western Life Group, Inc	883,377
30,172		Navigators Group, Inc	2,110,230
12,045	*	NI Holdings, Inc	193,081
61,051		Primerica, Inc	7,954,335
76,730		ProAssurance Corp	2,879,677
11,413		Protective Insurance Corp	185,461
56,050		RLI Corp	4,558,546
20,837		Safety Insurance Group, Inc	1,936,174
83,341		Selective Insurance Group, Inc	5,943,047
20,382		State Auto Financial Corp	685,447
34,199		Stewart Information Services Corp	1,453,799
105,283	*	Third Point Reinsurance Ltd	1,222,336
29,168		Tiptree Financial, Inc	166,258
37,052	*,e	Trupanion, Inc	1,215,306
29,800		United Fire & Casualty Co	1,299,578
27,826		United Insurance Holdings Corp	426,294
47,585		Universal Insurance Holdings, Inc	1,417,557
		TOTAL INSURANCE	80,538,781
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
MATERIALS - 3.8%
24,291	e	Advanced Emissions Solutions, Inc	$274,488
45,147	*	AdvanSix, Inc	1,364,794
38,475	*,e	AgroFresh Solutions, Inc	122,735
429,890	*,e	AK Steel Holding Corp	1,040,334
174,292	*	Allegheny Technologies, Inc	4,343,357
41,664		American Vanguard Corp	655,791
61,334	*,e	Amyris, Inc	274,776
46,143		Balchem Corp	4,683,976
52,737		Boise Cascade Co	1,460,288
66,868		Carpenter Technology Corp	3,321,334
72,626	*	Century Aluminum Co	610,785
10,652		Chase Corp	997,773
25,144	*	Clearwater Paper Corp	507,154
408,838	e	Cleveland-Cliffs, Inc	4,084,292
267,261	*	Coeur Mining, Inc	964,812
164,210		Commercial Metals Co	2,839,191
47,317		Compass Minerals International, Inc	2,715,523
115,744	*	Ferro Corp	2,068,345
69,112	*	Ferroglobe plc	0
95,983	*,e	Flotek Industries, Inc	342,659
30,751	*,e	Forterra, Inc	142,685
40,163	*	FutureFuel Corp	589,994
101,143	*	GCP Applied Technologies, Inc	2,911,907
95,287	*	Gold Resource Corp	348,750
36,642		Greif, Inc (Class A)	1,448,092
6,597		Greif, Inc (Class B)	320,944
70,947		H.B. Fuller Co	3,474,275
11,299		Hawkins, Inc	417,046
19,140		Haynes International, Inc	618,413
613,105		Hecla Mining Co	1,287,521
59,668	*	Ingevity Corp	6,862,417
28,868		Innophos Holdings, Inc	929,261
34,949		Innospec, Inc	2,964,374
154,641	*	Intrepid Potash, Inc	575,265
23,168		Kaiser Aluminum Corp	2,279,731
29,341	*	Koppers Holdings, Inc	784,578
42,826	*	Kraton Polymers LLC	1,405,549
36,085		Kronos Worldwide, Inc	490,756
208,912	*	Livent Corp	2,252,071
199,279		Louisiana-Pacific Corp	4,991,939
39,524	*	LSB Industries, Inc	231,215
66,564	*	Marrone Bio Innovations, Inc	107,168
28,855		Materion Corp	1,674,456
50,910		Minerals Technologies, Inc	3,195,621
51,017		Myers Industries, Inc	912,694
24,676		Neenah Paper, Inc	1,674,267
10,497		Olympic Steel, Inc	170,261
70,217	*	Omnova Solutions, Inc	519,606
65,455		PH Glatfelter Co	1,032,880
111,524		PolyOne Corp	3,082,523
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
54,650	*	PQ Group Holdings, Inc	$864,017
18,545		Quaker Chemical Corp	4,150,742
7,201	*,e	Ramaco Resources, Inc	48,391
71,779		Rayonier Advanced Materials, Inc	1,065,200
25,988	*	Ryerson Holding Corp	224,796
40,003		Schnitzer Steel Industries, Inc (Class A)	948,871
44,799		Schweitzer-Mauduit International, Inc	1,593,500
60,357		Sensient Technologies Corp	4,232,233
28,679		Stepan Co	2,653,955
157,944	*	Summit Materials, Inc	2,767,179
94,093	*	SunCoke Energy, Inc	810,141
10,086		Synalloy Corp	178,018
64,558	*	TimkenSteel Corp	654,618
23,980	*	Trecora Resources	224,213
37,554		Tredegar Corp	676,723
61,014		Trinseo S.A.	2,742,579
127,580		Tronox Holdings plc	1,803,981
7,781	*	UFP Technologies, Inc	283,228
2,097		United States Lime & Minerals, Inc	169,689
8,561	*	Universal Stainless & Alloy	123,193
23,427	*,e	US Concrete, Inc	1,104,115
47,510		Valhi, Inc	119,250
49,848	*	Verso Corp	1,112,607
60,829		Warrior Met Coal, Inc	1,885,699
58,907	*	Worthington Industries, Inc	2,363,938
		TOTAL MATERIALS	113,169,542

MEDIA & ENTERTAINMENT - 2.6%
70,644	e	AMC Entertainment Holdings, Inc	1,070,963
5,375		Beasley Broadcasting Group, Inc	19,726
6,160	*,e	Boston Omaha Corp	145,068
10,519	*	Cardlytics, Inc	164,096
28,412	*	Care.com, Inc	475,901
70,216	*	Cargurus, Inc	2,860,600
97,125	*	Cars.com, Inc	2,021,171
99,404	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	393,640
41,972	*	Clear Channel Outdoor Holdings, Inc (Class A)	205,243
1,313	*,e	Daily Journal Corp	292,799
41,047		Emerald Expositions Events, Inc	576,710
182,533		Entercom Communications Corp (Class A)	1,255,827
94,262		Entravision Communications Corp (Class A)	270,532
56,957	*,e	Eros International plc	494,387
65,659		EW Scripps Co (Class A)	1,496,369
53,422	*	Fluent, Inc	375,557
165,085		Gannett Co, Inc	1,540,243
162,868	*	Glu Mobile, Inc	1,781,776
115,382	*	Gray Television, Inc	2,703,400
22,106	*	Hemisphere Media Group, Inc	322,969
76,869	*	Imax Corp	1,874,066
11,678	*	Liberty Braves Group (Class A)	331,188
52,904	*	Liberty Braves Group (Class C)	1,489,248
61,874	*	Liberty Latin America Ltd (Class A)	1,295,023
160,586	*	Liberty Latin America Ltd (Class C)	3,346,612
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
107,392	*	Liberty TripAdvisor Holdings, Inc	$1,582,958
39,406	*,e	LiveXLive Media, Inc	195,848
19,242	*	Loral Space & Communications, Inc	708,490
30,012		Marcus Corp	1,129,051
82,233	*	MDC Partners, Inc	172,689
113,025	*	Meet Group, Inc	628,419
55,601	e	Meredith Corp	3,280,459
84,921	*	MSG Networks, Inc	1,955,731
116,372		National CineMedia, Inc	812,277
91,052		New Media Investment Group, Inc	973,346
185,401		New York Times Co (Class A)	6,146,043
63,024		Nexstar Broadcasting Group, Inc (Class A)	7,376,959
63,703	*	QuinStreet, Inc	909,042
20,451	*	Reading International, Inc	312,082
28,402	*	Rosetta Stone, Inc	716,298
4,295		Saga Communications, Inc	137,784
42,320		Scholastic Corp	1,687,722
95,831		Sinclair Broadcast Group, Inc (Class A)	4,388,101
33,688	*	TechTarget, Inc	562,253
305,271		TEGNA, Inc	4,859,914
5,847	*	Travelzoo, Inc	102,732
22,998	*	Tribune Publishing Co	247,458
139,884	*	TrueCar, Inc	900,853
43,015	*	WideOpenWest, Inc	343,690
61,119		World Wrestling Entertainment, Inc (Class A)	5,124,828
113,226	*	Yelp, Inc	4,535,834
		TOTAL MEDIA & ENTERTAINMENT	76,593,975

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
43,563	*,e	Abeona Therapeutics, Inc	335,435
159,657	*	Acadia Pharmaceuticals, Inc	3,839,751
38,392	*,e	Accelerate Diagnostics, Inc	748,644
61,840	*	Acceleron Pharma, Inc	2,518,743
213,179	*	Achillion Pharmaceuticals, Inc	631,010
51,324	*	Aclaris Therapeutics, Inc	323,341
61,558	*	Acorda Therapeutics, Inc	643,281
30,778	*,e	Adamas Pharmaceuticals, Inc	194,517
40,048	*,e	ADMA Biologics, Inc	185,422
90,961	*	Aduro Biotech, Inc	372,030
80,821	*	Adverum Biotechnologies, Inc	521,295
28,151	*	Aeglea BioTherapeutics, Inc	192,834
49,552	*	Aerie Pharmaceuticals, Inc	1,890,409
130,448	*	Agenus, Inc	335,251
12,495	*,e	AgeX Therapeutics, Inc	56,977
61,489	*,e	Aimmune Therapeutics, Inc	1,238,388
20,944	*,e	Akcea Therapeutics, Inc	525,485
123,311	*	Akebia Therapeutics, Inc	744,798
139,984	*	Akorn, Inc	377,957
13,593	*	Albireo Pharma, Inc	467,871
82,333	*	Alder Biopharmaceuticals, Inc	1,118,905
35,286	*	Aldeyra Therapeutics, Inc	291,815
11,258	*,e	Alector, Inc	223,584
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
21,571	*,e	Allakos, Inc	$845,799
14,146	*	Allena Pharmaceuticals, Inc	87,281
31,294	*,e	Allogene Therapeutics, Inc	937,255
51,103	*	AMAG Pharmaceuticals, Inc	570,309
264,396	*,e	Amicus Therapeutics, Inc	3,527,043
125,097	*	Amneal Pharmaceuticals, Inc	1,609,998
51,051	*	Amphastar Pharmaceuticals, Inc	1,102,191
96,781	*,e	Ampio Pharmaceuticals, Inc	55,146
29,329	*	AnaptysBio, Inc	2,132,805
11,936	*	ANI Pharmaceuticals, Inc	847,217
20,833	*	Anika Therapeutics, Inc	663,531
54,331	*	Apellis Pharmaceuticals, Inc	1,076,297
17,152	*,e	Aptinyx, Inc	66,035
6,730	*	Aquestive Therapeutics, Inc	38,428
72,186	*	Aratana Therapeutics, Inc	339,274
52,216	*	Arbutus Biopharma Corp	140,461
49,135	*,e	Arcus Biosciences, Inc	477,592
38,816	*	Ardelyx, Inc	131,974
70,277	*	Arena Pharmaceuticals, Inc	3,215,173
160,901	*	Arqule, Inc	960,579
300,230	*	Array Biopharma, Inc	6,788,200
135,633	*,e	Arrowhead Research Corp	2,438,681
14,625	*	Arvinas, Inc	305,224
30,156	*	Assembly Biosciences, Inc	475,862
97,548	*	Assertio Therapeutics, Inc	406,775
60,275	*	Atara Biotherapeutics, Inc	2,025,240
69,517	*,e	Athenex, Inc	686,828
138,360	*,e	Athersys, Inc	214,458
53,274	*	Audentes Therapeutics, Inc	2,013,224
149,235	*,e	AVEO Pharmaceuticals, Inc	137,729
74,635	*	Avid Bioservices, Inc	357,502
22,047	*	Avrobio, Inc	414,704
64,941	*	Bellicum Pharmaceuticals, Inc	198,070
157,944	*	BioCryst Pharmaceuticals, Inc	1,173,524
44,865	*	Biohaven Pharmaceutical Holding Co Ltd	2,685,170
8,989	*	Biospecifics Technologies Corp	602,263
188,236	*,e	BioTime, Inc	233,413
63,118	*	Blueprint Medicines Corp	4,772,352
35,916	*	Calithera Biosciences, Inc	221,243
9,448	*,e	Calyxt, Inc	150,696
48,484	*	Cambrex Corp	2,085,782
45,409	*,e	Cara Therapeutics, Inc	866,404
51,551	*	CareDx, Inc	1,402,703
73,710	*,e	CASI Pharmaceuticals, Inc	240,295
21,450	*	Catalyst Biosciences, Inc	187,044
139,214	*	Catalyst Pharmaceuticals, Inc	799,088
7,093	*	Celcuity, Inc	159,592
14,157	*,e	Cellular Biomedicine Group, Inc	244,633
34,873	*	ChemoCentryx, Inc	462,765
54,689	*	Chimerix, Inc	147,660
46,955	*,e	ChromaDex Corp	208,950
34,113	*,e	Clearside Biomedical, Inc	42,300
65,527	*	Clovis Oncology, Inc	1,197,178
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
76,381	*	Codexis, Inc	$1,504,706
27,226	*,e	Cohbar, Inc	66,704
74,877	*	Coherus Biosciences, Inc	1,192,042
45,490	*	Collegium Pharmaceutical, Inc	633,676
30,717	*	Concert Pharmaceuticals, Inc	315,771
21,894	*,e	Constellation Pharmaceuticals, Inc	287,906
85,728	*,e	Corbus Pharmaceuticals Holdings, Inc	612,098
142,312	*	Corcept Therapeutics, Inc	1,761,823
38,815	*,e	Corium International, Inc	6,987
16,921	*	Corvus Pharmaceuticals, Inc	71,576
11,729	*,e	Crinetics Pharmaceuticals, Inc	304,368
62,328	*,e	CTI BioPharma Corp	61,069
21,569	*,e	Cue Biopharma, Inc	183,121
19,806	*	Cyclerion Therapeutics, Inc	301,645
85,738	*	Cymabay Therapeutics, Inc	1,098,304
66,985	*	Cytokinetics, Inc	590,808
69,831	*	CytomX Therapeutics, Inc	664,093
15,320	*,e	Deciphera Pharmaceuticals, Inc	352,360
66,153	*,e	Denali Therapeutics, Inc	1,618,764
55,962	*,e	Dermira, Inc	620,619
79,653	*	Dicerna Pharmaceuticals, Inc	1,032,303
18,020	*,e	Dova Pharmaceuticals, Inc	165,784
192,015	*	Durect Corp	105,896
87,372	*,e	Dynavax Technologies Corp	581,024
15,532	*	Eagle Pharmaceuticals, Inc	798,500
63,826	*	Editas Medicine, Inc	1,579,693
26,064	*,e	Eidos Therapeutics, Inc	683,137
26,241	*,e	Eloxx Pharmaceuticals, Inc	313,317
63,585	*	Emergent Biosolutions, Inc	3,286,073
24,176	*	Enanta Pharmaceuticals, Inc	2,107,905
320,269	*	Endo International plc	2,402,017
48,178	*	Enzo Biochem, Inc	167,178
86,271	*	Epizyme, Inc	1,070,623
6,936	*,e	Equillium, Inc	43,281
31,371	*,e	Esperion Thereapeutics, Inc	1,352,090
18,447	*,e	Evelo Biosciences, Inc	154,678
13,561	*,e	Evolus, Inc	330,617
86,049	*	Fate Therapeutics, Inc	1,445,623
13,825	*	Fennec Pharmaceuticals, Inc	61,521
106,649	*	FibroGen, Inc	4,983,708
49,519	*	Five Prime Therapeutics, Inc	548,670
43,960	*,e	Flexion Therapeutics, Inc	465,976
45,663	*	Fluidigm Corp	627,410
24,267	*	Forty Seven, Inc	460,830
32,437	*	G1 Therapeutics, Inc	694,152
28,789	*	Genomic Health, Inc	1,851,996
290,699	*,e	Geron Corp	529,072
75,493	*	Global Blood Therapeutics, Inc	4,182,312
53,355	*	GlycoMimetics Inc	649,330
20,304	*	Gossamer Bio, Inc	344,356
9,264	*,e	Gritstone Oncology, Inc	97,365
176,166	*	Halozyme Therapeutics, Inc	2,841,558
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,327	*,e	Harpoon Therapeutics, Inc	$39,059
42,864	*	Harvard Bioscience, Inc	165,884
97,819	*	Heron Therapeutics, Inc	2,120,716
26,509	*	Homology Medicines, Inc	570,474
254,052	*	Horizon Pharma plc	6,485,948
29,494	*,e	Idera Pharmaceuticals, Inc	88,777
196,810	*	Immunogen, Inc	470,376
214,990	*,e	Immunomedics, Inc	3,444,140
22,571	*,e	Innovate Biopharmaceuticals, Inc	36,339
99,165	*	Innoviva, Inc	1,391,285
141,230	*,e	Inovio Pharmaceuticals, Inc	531,025
109,597	*	Insmed, Inc	3,336,133
40,017	*,e	Insys Therapeutics, Inc	172,073
48,532	*,e	Intellia Therapeutics, Inc	746,422
30,620	*,e	Intercept Pharmaceuticals, Inc	2,638,832
43,632	*	Intersect ENT, Inc	1,417,604
68,008	*	Intra-Cellular Therapies, Inc	895,665
106,429	*,e	Intrexon Corp	460,838
101,443	*	Invitae Corp	2,396,084
150,369	*	Iovance Biotherapeutics, Inc	1,714,207
198,069	*	Ironwood Pharmaceuticals, Inc	2,355,040
27,816	*	Jounce Therapeutics, Inc	157,995
153,200	*,e	Kadmon Holdings, Inc	360,020
26,396	*	Kala Pharmaceuticals, Inc	204,833
78,672	*	Karyopharm Therapeutics, Inc	367,398
17,355	*,e	Kezar Life Sciences, Inc	327,489
44,759	*	Kindred Biosciences, Inc	397,907
16,466	*,e	Kiniksa Pharmaceuticals Ltd	245,837
12,726	*	Kodiak Sciences, Inc	94,427
44,459	*	Kura Oncology, Inc	673,109
28,734	*,e	La Jolla Pharmaceutical Co	231,309
38,981	*,e	Lannett Co, Inc	299,764
71,355	*,e	Lexicon Pharmaceuticals, Inc	413,859
29,216	*,e	Ligand Pharmaceuticals, Inc (Class B)	3,676,834
6,286	*	Liquidia Technologies, Inc	59,780
10,888	*	LogicBio Therapeutics, Inc	148,186
58,697		Luminex Corp	1,338,879
52,203	*	MacroGenics, Inc	875,444
9,914	*	Madrigal Pharmaceuticals, Inc	1,051,677
24,815	*,e	Magenta Therapeutics, Inc	357,584
116,858	*	Mallinckrodt plc	1,806,625
255,715	*,e	MannKind Corp	393,801
79,933	*	Marinus Pharmaceuticals, Inc	394,869
96,842	*,e	Medicines Co	3,094,102
44,814	*,e	MediciNova, Inc	501,917
29,354	*	Medpace Holdings, Inc	1,648,814
21,208	*,e	MeiraGTx Holdings plc	414,192
4,743	*,e	Melinta Therapeutics, Inc	20,774
7,433	*	Menlo Therapeutics, Inc	53,518
17,161	*	Mersana Therapeutics, Inc	84,432
45,243	*	Minerva Neurosciences, Inc	333,441
25,120	*,e	Miragen Therapeutics, Inc	73,602
29,946	*	Mirati Therapeutics, Inc	1,781,488
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,020	*	Molecular Templates, Inc	$80,997
140,483	*	Momenta Pharmaceuticals, Inc	1,965,357
20,327	*,e	Mustang Bio, Inc	84,357
48,190	*	MyoKardia, Inc	2,312,156
99,309	*	Myriad Genetics, Inc	3,126,247
36,924	*	NanoString Technologies, Inc	958,916
35,776	*,e	NantKwest, Inc	40,069
48,379	*	Natera, Inc	924,523
117,246	*	NeoGenomics, Inc	2,442,234
20,227	*	Neon Therapeutics, Inc	124,598
30,628	*,e	Neos Therapeutics, Inc	73,813
34,728	*,e	NewLink Genetics Corp	59,385
523,857	*,e	Novavax, Inc	278,325
33,197	*,e	Nymox Pharmaceutical Corp	60,750
51,352	*,e	Ocular Therapeutix, Inc	192,570
7,813	*,e	Odonate Therapeutics, Inc	153,604
66,932	*,e	Omeros Corp	1,260,999
479,409	*,e	Opko Health, Inc	1,145,787
26,559	*,e	Optinose, Inc	264,528
119,432	*,e	Organovo Holdings, Inc	119,432
14,346	*	Ovid therapeutics, Inc	29,266
205,763	*	Pacific Biosciences of California, Inc	1,520,589
57,045	*	Pacira Pharmaceuticals, Inc	2,271,532
239,339	*,e	Palatin Technologies, Inc	296,780
50,229	*,e	Paratek Pharmaceuticals, Inc	276,762
212,948	*	PDL BioPharma, Inc	696,340
26,062	*	Pfenex, Inc	150,899
30,377		Phibro Animal Health Corp	1,054,386
63,351	*	Pieris Pharmaceuticals, Inc	189,419
15,198	*,e	PolarityTE, Inc	137,390
90,518	*,e	Portola Pharmaceuticals, Inc	3,195,285
70,879	*	Prestige Brands Holdings, Inc	2,085,260
7,648	*	Principia Biopharma, Inc	228,752
123,957	*	Progenics Pharmaceuticals, Inc	637,139
46,147	*,e	Proteostasis Therapeutics, Inc	50,762
58,664	*	Prothena Corp plc	610,106
73,339	*	PTC Therapeutics, Inc	2,744,345
40,754	*	Puma Biotechnology, Inc	1,309,018
10,223	*	Quanterix Corp	232,267
26,217	*	Ra Pharmaceuticals, Inc	582,017
56,634	*	Radius Health, Inc	1,247,081
27,098	*	Reata Pharmaceuticals, Inc	2,126,109
26,519	*	Recro Pharma, Inc	231,511
45,154	*	REGENXBIO, Inc	2,275,762
54,871	*	Repligen Corp	3,697,208
16,270	*,e	Replimune Group, Inc	272,848
14,765	*,e	resTORbio, Inc	118,858
57,656	*	Retrophin, Inc	1,100,076
59,613	*	Revance Therapeutics, Inc	789,276
23,941	*	Rhythm Pharmaceuticals, Inc	605,228
262,827	*	Rigel Pharmaceuticals, Inc	586,104
34,301	*,e	Rocket Pharmaceuticals, Inc	636,627
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
51,630	*,e	Rubius Therapeutics, Inc	$903,009
141,940	*	Sangamo Biosciences, Inc	1,659,279
38,195	*	Savara, Inc	407,923
20,587	*,e	Scholar Rock Holding Corp	438,091
8,518	*,e	scPharmaceuticals, Inc	27,683
27,592	*,e	Selecta Biosciences, Inc	59,323
23,913	*,e	Seres Therapeutics, Inc	156,391
17,452	*,e	Sienna Biopharmaceuticals, Inc	32,461
63,337	*	SIGA Technologies, Inc	331,886
17,966	*,e	Solid Biosciences, Inc	163,131
172,015	*,e	Sorrento Therapeutics, Inc	627,855
44,696	*,e	Spark Therapeutics, Inc	4,768,616
141,204	*	Spectrum Pharmaceuticals, Inc	1,323,081
6,931	*	Spero Therapeutics, Inc	77,489
13,545	*,e	Spring Bank Pharmaceuticals, Inc	100,368
52,693	*	Stemline Therapeutics, Inc	790,395
68,697	*	Supernus Pharmaceuticals, Inc	2,523,241
8,867	*	Surface Oncology, Inc	41,498
8,574	*	Sutro Biopharma, Inc	85,526
17,941	*	Syndax Pharmaceuticals, Inc	128,278
88,492	*	Syneos Health, Inc	4,152,930
18,794	*	Synlogic, Inc	161,252
9,916	*,e	Synthorx, Inc	151,715
29,878	*	Syros Pharmaceuticals, Inc	216,018
42,755	*,e	T2 Biosystems, Inc	109,880
48,439	*,e	Teligent, Inc	47,465
93,487	*	Tetraphase Pharmaceuticals, Inc	99,096
93,961	*,e	TG Therapeutics, Inc	746,990
273,360	*,e	TherapeuticsMD, Inc	1,175,448
61,822	*,e	Theravance Biopharma, Inc	1,474,455
30,657	*	Tocagen, Inc	302,891
40,865	*,e	Translate Bio, Inc	396,390
26,830	*	Tricida, Inc	919,196
10,695	*,e	Twist Bioscience Corp	253,044
171,958	*,e	Tyme Technologies, Inc	259,657
74,082	*	Ultragenyx Pharmaceutical, Inc	4,889,412
40,583	*,e	UNITY Biotechnology, Inc	333,998
25,481	*,e	Unum Therapeutics, Inc	82,558
74,937	*	Vanda Pharmaceuticals, Inc	1,220,724
41,563	*	Veracyte, Inc	950,546
110,482	*,e	Verastem, Inc	235,327
63,284	*	Vericel Corp	1,075,195
7,478	*	Verrica Pharmaceuticals, Inc	74,780
90,088	*,e	Viking Therapeutics, Inc	705,389
30,388	*	Voyager Therapeutics, Inc	641,187
28,211	*,e	WaVe Life Sciences Pte Ltd	748,438
895	*,e	X4 Pharmaceuticals, Inc	18,258
67,275	*	Xencor, Inc	2,066,015
28,196	*	Xeris Pharmaceuticals, Inc	287,599
7,765	*,e	XOMA Corp	92,093
9,329	*	Y-mAbs Therapeutics, Inc	214,754
46,597	*	Zafgen, Inc	119,288
188,549	*,e	ZIOPHARM Oncology, Inc	833,387
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
58,404	*	Zogenix, Inc	$2,277,172
48,150	*	Zomedica Pharmaceuticals Corp	20,247
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	262,166,912

REAL ESTATE - 7.4%
114,622		Acadia Realty Trust	3,236,925
47,460		Agree Realty Corp	3,107,206
98,116		Alexander & Baldwin, Inc	2,317,500
3,045		Alexander’s, Inc	1,155,973
16,385	*,e	Altisource Portfolio Solutions S.A.	387,833
55,458		American Assets Trust, Inc	2,561,605
2,523	*,e	American Realty Investors, Inc	34,590
224,573		Americold Realty Trust	7,188,581
70,733		Armada Hoffler Properties, Inc	1,142,338
130,562		Ashford Hospitality Trust, Inc	719,397
37,356		Bluerock Residential Growth REIT, Inc	418,761
46,809		BraeMar Hotels & Resorts, Inc	650,645
10,076		Brt Realty Trust	141,366
117,488		CareTrust REIT, Inc	2,849,084
75,750		CatchMark Timber Trust, Inc	757,500
260,852		CBL & Associates Properties, Inc	263,461
133,565		Cedar Realty Trust, Inc	410,045
66,599		Chatham Lodging Trust	1,311,334
85,942		Chesapeake Lodging Trust	2,449,347
62,844		City Office REIT, Inc	728,990
19,188		Clipper Realty, Inc	250,403
25,259		Community Healthcare Trust, Inc	921,448
4,973		Consolidated-Tomoka Land Co	308,326
170,185		CoreCivic, Inc	3,541,550
18,349		CorEnergy Infrastructure Trust, Inc	693,409
56,954		CorePoint Lodging, Inc	711,925
584,715		Cousins Properties, Inc	5,595,723
92,505	*	Cushman & Wakefield plc	1,816,798
294,731		DiamondRock Hospitality Co	3,200,779
86,862		Easterly Government Properties, Inc	1,563,516
50,052		EastGroup Properties, Inc	5,722,445
51,176		Essential Properties Realty Trust, Inc	1,058,320
39,521		Farmland Partners, Inc	259,258
176,756		First Industrial Realty Trust, Inc	6,234,184
16,136	*	Forestar Group, Inc	310,941
97,919		Four Corners Property Trust, Inc	2,784,816
151,914		Franklin Street Properties Corp	1,194,044
73,892		Front Yard Residential Corp	732,270
8,123	*	FRP Holdings, Inc	411,755
169,408		Geo Group, Inc	3,391,548
47,680		Getty Realty Corp	1,546,262
42,441		Gladstone Commercial Corp	923,092
15,944		Gladstone Land Corp	202,011
38,260		Global Medical REIT, Inc	390,252
105,681		Global Net Lease, Inc	2,015,337
765		Griffin Land & Nurseries, Inc (Class A)	27,930
87,002		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,313,383
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
174,807		Healthcare Realty Trust, Inc	$5,398,040
50,765		Hersha Hospitality Trust	942,706
53,550		HFF, Inc (Class A)	2,548,445
128,998		Independence Realty Trust, Inc	1,366,089
94,402		Industrial Logistics Properties Trust	1,873,880
62,653		InfraREIT, Inc	1,318,846
13,422		Innovative Industrial Properties, Inc	1,142,749
18,419		Investors Real Estate Trust	1,110,297
101,529		iStar Financial, Inc	880,256
27,773		Jernigan Capital, Inc	585,177
177,395		Kennedy-Wilson Holdings, Inc	3,821,088
115,498		Kite Realty Group Trust	1,823,713
298,662		Lexington Realty Trust	2,708,864
56,920		LTC Properties, Inc	2,564,815
127,353		Mack-Cali Realty Corp	2,964,778
27,843	*	Marcus & Millichap, Inc	1,200,033
7,422	*	Maui Land & Pineapple Co, Inc	88,841
48,934		MedEquities Realty Trust, Inc	524,083
129,147		Monmouth Real Estate Investment Corp (Class A)	1,774,480
58,939		National Health Investors, Inc	4,445,769
80,158		National Storage Affiliates Trust	2,345,423
114,961		New Senior Investment Group, Inc	642,632
215,466		Newmark Group, Inc	1,835,770
28,485		NexPoint Residential Trust, Inc	1,067,903
63,693		NorthStar Realty Europe Corp	1,135,646
67,967		Office Properties Income Trust	1,844,624
23,702		One Liberty Properties, Inc	670,767
183,421		Pebblebrook Hotel Trust	5,972,188
89,374		Pennsylvania REIT	538,032
259,926		Physicians Realty Trust	4,694,264
182,189		Piedmont Office Realty Trust, Inc	3,793,175
94,246		Potlatch Corp	3,643,550
62,822		Preferred Apartment Communities, Inc	982,536
28,344		PS Business Parks, Inc	4,354,205
72,323		QTS Realty Trust, Inc	3,279,848
26,019		Re/Max Holdings, Inc	1,127,403
112,032	*,e	Redfin Corp	2,316,822
154,847		Retail Opportunities Investment Corp	2,717,565
130,163		Rexford Industrial Realty, Inc	4,931,876
244,520		RLJ Lodging Trust	4,501,613
10,401		RMR Group, Inc	601,594
111,797		RPT Realty	1,356,098
63,556		Ryman Hospitality Properties	5,059,058
250,968		Sabra Healthcare REIT, Inc	4,908,934
9,855		Safehold, Inc	248,642
17,829		Saul Centers, Inc	951,177
47,055		Seritage Growth Properties	2,098,182
61,234		Spirit MTA REIT	412,717
50,737	*	St. Joe Co	864,559
134,152		STAG Industrial, Inc	3,860,895
6,939	*	Stratus Properties, Inc	185,826
152,719		Summit Hotel Properties, Inc	1,773,068
320,235		Sunstone Hotel Investors, Inc	4,611,384
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
127,650		Tanger Factory Outlet Centers, Inc	$2,305,359
33,992	*	Tejon Ranch Co	586,362
85,709		Terreno Realty Corp	3,826,907
76,886		Tier REIT, Inc	2,178,949
1,971	*	Transcontinental Realty Investors, Inc	64,058
21,521	*	Trinity Place Holdings, Inc	84,362
50,986		UMH Properties, Inc	716,353
18,420		Universal Health Realty Income Trust	1,492,388
153,295		Urban Edge Properties	2,846,688
42,845		Urstadt Biddle Properties, Inc (Class A)	939,591
253,441		Washington Prime Group, Inc	1,127,812
110,548		Washington REIT	3,121,876
56,716	*	Whitestone REIT	727,666
158,361		Xenia Hotels & Resorts, Inc	3,428,516
		TOTAL REAL ESTATE	221,812,018

RETAILING - 4.5%
41,541	*	1-800-FLOWERS.COM, Inc (Class A)	884,408
98,303		Aaron’s, Inc	5,474,494
93,182		Abercrombie & Fitch Co (Class A)	2,785,210
228,538		American Eagle Outfitters, Inc	5,434,634
8,579	*	America’s Car-Mart, Inc	849,750
28,237	*	Asbury Automotive Group, Inc	2,264,043
253,800	*,e	Ascena Retail Group, Inc	302,022
60,885	*,e	At Home Group, Inc	1,430,189
59,875	*	Barnes & Noble Education, Inc	257,462
101,844		Barnes & Noble, Inc	512,275
187,026	e	Bed Bath & Beyond, Inc	3,125,204
23,495	e	Big 5 Sporting Goods Corp	61,792
56,324		Big Lots, Inc	2,093,000
181,342	*	BJ’s Wholesale Club Holdings, Inc	5,141,046
39,932	*	Boot Barn Holdings, Inc	1,149,642
41,080	e	Buckle, Inc	759,158
58,515		Caleres, Inc	1,534,848
46,088	e	Camping World Holdings, Inc	687,633
45,713	*,e	Carvana Co	3,271,222
34,827		Cato Corp (Class A)	527,977
172,703		Chico’s FAS, Inc	604,460
22,246	e	Children’s Place Retail Stores, Inc	2,509,794
19,470		Citi Trends, Inc	360,390
26,753	*	Conn’s, Inc	692,100
25,906	*	Container Store Group, Inc	223,828
65,340		Core-Mark Holding Co, Inc	2,375,109
96,870		Designer Brands, Inc	2,155,357
15,464	e	Dillard’s, Inc (Class A)	1,058,511
14,643	*,e	Duluth Holdings, Inc	233,117
170,000	*	Etsy, Inc	11,481,800
98,715	*	Express Parent LLC	363,271
77,693	*	Five Below, Inc	11,373,478
17,430	*,e	Funko, Inc	345,637
13,734	*,e	Gaia, Inc	145,306
137,982	e	GameStop Corp (Class A)	1,193,544
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,104	*	Genesco, Inc	$1,304,150
124,364	*,e	GNC Holdings, Inc	276,088
25,989		Group 1 Automotive, Inc	2,035,199
647,632	*	Groupon, Inc	2,279,665
81,993		Guess?, Inc	1,670,197
29,621		Haverty Furniture Cos, Inc	705,572
29,748	*	Hibbett Sports, Inc	615,784
60,141	*	Hudson Ltd	922,563
28,393		J. Jill, Inc	159,285
465,443	*,e	JC Penney Co, Inc	637,657
23,099	*	Kirkland’s, Inc	135,822
15,574	*	Lands’ End, Inc	272,701
19,936	*	Leaf Group Ltd	167,263
75,796	*	Liberty Expedia Holdings, Inc	3,518,450
30,035	*	Liquidity Services, Inc	203,938
31,367		Lithia Motors, Inc (Class A)	3,560,782
42,818	*,e	Lumber Liquidators, Inc	566,054
35,468	*	MarineMax, Inc	613,242
45,227		Monro Muffler, Inc	3,791,379
42,906	*	Murphy USA, Inc	3,667,176
88,324	*	National Vision Holdings, Inc	2,384,748
789,030		Office Depot, Inc	1,893,672
70,509	*	Ollie’s Bargain Outlet Holdings, Inc	6,743,481
32,665	*,e	Overstock.com, Inc	430,525
79,734	*	Party City Holdco, Inc	534,218
31,037	e	PetMed Express, Inc	678,158
117,429	*	Quotient Technology, Inc	1,090,915
64,155	*	Rent-A-Center, Inc	1,599,384
27,155	*,e	RH	2,897,710
55,783	*	RTW RetailWinds, Inc	129,417
169,234	*	Sally Beauty Holdings, Inc	2,995,442
15,430	e	Shoe Carnival, Inc	550,234
45,509	*	Shutterfly, Inc	1,994,659
26,617		Shutterstock, Inc	1,076,658
72,784		Signet Jewelers Ltd	1,687,133
46,022	*	Sleep Number Corp	1,601,566
38,707		Sonic Automotive, Inc (Class A)	783,043
58,150	*	Sportsman’s Warehouse Holdings, Inc	259,349
24,096	*	Stamps.com, Inc	2,067,437
71,190		Tailored Brands, Inc	580,198
65,158		Tile Shop Holdings, Inc	316,668
34,679		Tilly’s, Inc	407,825
7,194		Weyco Group, Inc	246,826
3,338		Winmark Corp	616,028
28,034	*	Zumiez, Inc	746,545
		TOTAL RETAILING	135,076,517

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
39,123	*	Acacia Communications, Inc	2,264,439
9,896	*,e	ACM Research, Inc	170,508
38,423	*,e	Adesto Technologies Corp	244,755
54,496	*	Advanced Energy Industries, Inc	3,147,689
22,516	*	Alpha & Omega Semiconductor Ltd	279,198
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
43,221	*	Ambarella, Inc	$2,166,237
149,901	*	Amkor Technology, Inc	1,358,103
32,929	*	Aquantia Corp	313,155
47,929	*	Axcelis Technologies, Inc	1,020,408
54,840	*	AXT, Inc	312,588
97,691		Brooks Automation, Inc	3,664,389
40,124		Cabot Microelectronics Corp	5,065,655
31,819	*	Ceva, Inc	801,521
16	*,†	China Energy Savings Technology, Inc	0
83,535	*	Cirrus Logic, Inc	3,974,595
58,160		Cohu, Inc	862,513
146,974	*	Cree, Inc	9,713,512
59,099	*	Diodes, Inc	2,152,386
199,529		Entegris, Inc	8,152,755
104,875	*	Formfactor, Inc	1,987,381
30,165	*,e	Ichor Holdings Ltd	759,555
25,358	*,e	Impinj, Inc	742,229
60,883	*	Inphi Corp	2,779,918
71,986	*,e	Kopin Corp	89,983
165,992	*	Lattice Semiconductor Corp	2,149,596
68,762	*	MA-COM Technology Solutions	955,104
90,410	*	MaxLinear, Inc	2,432,933
33,956	*	Nanometrics, Inc	1,011,549
50,866	*	NeoPhotonics Corp Ltd	347,415
7,226		NVE Corp	692,323
40,347	*	PDF Solutions, Inc	523,704
94,883	*	Photronics, Inc	886,207
41,439		Power Integrations, Inc	3,274,510
150,306	*	Rambus, Inc	1,722,507
45,034	*	Rudolph Technologies, Inc	1,089,372
90,998	*	Semtech Corp	4,902,062
60,052	*	Silicon Laboratories, Inc	6,465,198
18,696	*	SMART Global Holdings, Inc	406,451
92,064	*,e	SunPower Corp	664,702
55,292	*	Ultra Clean Holdings	661,845
67,828	*	Veeco Instruments, Inc	826,145
70,345		Xperi Corp	1,748,073
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	82,783,168

SOFTWARE & SERVICES - 8.1%
133,720	*	8x8, Inc	3,198,582
82,381	*	A10 Networks, Inc	532,181
162,489	*	ACI Worldwide, Inc	5,771,609
44,111	*	Alarm.com Holdings, Inc	3,126,588
35,850	*	Altair Engineering, Inc	1,413,924
41,526	*,e	Alteryx, Inc	3,680,865
32,777	*	Amber Road, Inc	296,304
31,219	*	American Software, Inc (Class A)	404,286
26,219	*	Anaplan, Inc	1,032,242
21,633	*	Appfolio, Inc	2,100,781
19,623	*,e	Asure Software, Inc	136,576
39,738	*	Avalara, Inc	2,339,376
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
150,160	*	Avaya Holdings Corp	$2,865,053
39,454	*	Benefitfocus, Inc	1,606,961
68,099		Blackbaud, Inc	5,399,570
52,012	*	Blackline, Inc	2,656,773
60,064	*	Bottomline Technologies, Inc	3,037,436
175,813	*	Box, Inc	3,625,264
47,989	*	Brightcove, Inc	481,330
35,122	*	CACI International, Inc (Class A)	6,846,683
57,722	*,e	Carbon Black, Inc	793,100
45,012	*	Carbonite, Inc	1,104,144
56,611	*	Cardtronics plc	2,024,409
21,448		Cass Information Systems, Inc	1,058,030
42,871	*	ChannelAdvisor Corp	503,734
96,133	*	Cision Ltd	1,159,364
278,721	*	Cloudera, Inc	3,102,165
55,312	*	Commvault Systems, Inc	2,909,411
76,650	*	Cornerstone OnDemand, Inc	4,188,922
78,681	*	Coupa Software, Inc	8,130,108
47,163		CSG Systems International, Inc	2,105,828
16,533	*,e	Digimarc Corp	492,518
23,147	*	Domo, Inc	886,762
34,692	e	Ebix, Inc	1,751,252
27,460	*	eGain Corp	274,325
107,739	*	Endurance International Group Holdings, Inc	595,797
63,920	*	Envestnet, Inc	4,537,681
40,073	*	Everbridge, Inc	2,960,994
96,754	*	Everi Holdings, Inc	995,599
86,892		EVERTEC, Inc	2,720,589
35,009	*	Evo Payments, Inc	1,040,117
57,838	*	Exela Technologies, Inc	190,287
47,602	*	ExlService Holdings, Inc	2,827,559
80,759	*	Five9, Inc	4,285,880
44,732	*	ForeScout Technologies, Inc	1,880,533
59,949	*,e	GTT Communications, Inc	2,514,861
36,521		Hackett Group, Inc	560,597
52,114	*	HubSpot, Inc	9,614,512
14,058	*	I3 Verticals, Inc	339,360
40,842	*	Information Services Group, Inc	145,398
44,515	*	Instructure, Inc	1,917,706
43,778	*,e	Internap Corp	172,485
66,568		j2 Global, Inc	5,832,688
177,886	*	Limelight Networks, Inc	528,321
82,785	*	Liveperson, Inc	2,428,084
95,580	*	LiveRamp Holdings, Inc	5,575,181
7,084	*	Majesco	55,255
38,489		Mantech International Corp (Class A)	2,385,933
90,894		MAXIMUS, Inc	6,694,343
12,551	*	MicroStrategy, Inc (Class A)	1,878,885
53,395	*	Mitek Systems, Inc	635,400
113,887	*	MobileIron, Inc	675,350
38,200	*	Model N, Inc	708,228
50,176	*	MoneyGram International, Inc	166,083
61,119		Monotype Imaging Holdings, Inc	1,053,692
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
63,986	*	New Relic, Inc	$6,733,887
92,545		NIC, Inc	1,597,327
48,588	*	OneSpan, Inc	900,822
15,163	*	Park City Group, Inc	117,210
41,091	*	Paylocity Holding Corp	3,967,336
46,460	*	Perficient, Inc	1,367,782
201,419		Perspecta, Inc	4,648,751
18,545	*	PFSweb, Inc	85,678
60,013		Presidio, Inc	901,395
25,179	*	PRGX Global, Inc	201,936
63,914		Progress Software Corp	2,915,118
45,995	*	PROS Holdings, Inc	2,356,784
52,298	*	Q2 Holdings, Inc	3,944,315
16,107		QAD, Inc (Class A)	754,935
47,522	*	Qualys, Inc	4,289,336
50,894	*	Rapid7, Inc	2,765,580
11,929	*,e	Rimini Street, Inc	60,599
99,312	*	SailPoint Technologies Holding, Inc	2,806,557
71,566		Science Applications International Corp	5,363,872
13,818	*,e	SecureWorks Corp	268,346
89,088	*	ServiceSource International LLC	94,433
10,429	*,e	ShotSpotter, Inc	549,608
24,249	*	SPS Commerce, Inc	2,515,591
23,685	*	SVMK, Inc	423,961
58,252	*	Sykes Enterprises, Inc	1,616,493
67,155	*	Telaria, Inc	484,188
37,092	*	TeleNav, Inc	231,083
43,626	*	Tenable Holdings, Inc	1,566,173
174,804		TiVo Corp	1,637,913
47,402	*	Trade Desk, Inc	10,498,595
179,693		Travelport Worldwide Ltd	2,817,586
21,333		TTEC Holdings, Inc	777,801
14,182	*,e	Tucows, Inc	1,250,711
72,367	*,e	Unisys Corp	811,234
23,892	*	Upland Software, Inc	1,110,739
40,084	*	Varonis Systems, Inc	2,851,977
89,965	*	Verint Systems, Inc	5,432,986
23,247	*,e	Veritone, Inc	143,899
84,850	*,e	VirnetX Holding Corp	541,343
40,970	*	Virtusa Corp	2,275,884
41,698	*	Workiva, Inc	2,215,832
121,901	*	Yext, Inc	2,670,851
74,851	*	Zix Corp	610,036
86,088	*	Zscaler, Inc	5,880,671
		TOTAL SOFTWARE & SERVICES	242,011,008

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
157,063	*,e	3D Systems Corp	1,671,150
71,769		Adtran, Inc	1,230,121
57,058	*	Aerohive Networks, Inc	192,856
21,536	*	Agilysys, Inc	411,984
42,345	*	Anixter International, Inc	2,662,230
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,029	*,e	Applied Optoelectronics, Inc	$363,443
108,604	*	Arlo Technologies, Inc	431,158
39,275	*	Avid Technology, Inc	298,490
69,884		AVX Corp	1,139,808
40,624		Badger Meter, Inc	2,253,820
11,452		Bel Fuse, Inc (Class B)	271,412
57,120		Belden CDT, Inc	3,173,016
62,036		Benchmark Electronics, Inc	1,676,833
48,216	*	CalAmp Corp	704,436
72,040	*	Calix, Inc	493,474
39,015	*	Casa Systems, Inc	374,154
201,805	*	Ciena Corp	7,741,240
13,438	*	Clearfield, Inc	198,076
34,683		Comtech Telecommunications Corp	816,091
39,773	*	Control4 Corp	692,448
59,059	*	Cray, Inc	1,550,889
47,685		CTS Corp	1,428,166
42,437		Daktronics, Inc	321,672
7,169	*	DASAN Zhone Solutions, Inc	82,157
106,345	*	Diebold, Inc	1,073,021
44,282	*	Digi International, Inc	569,909
21,458	*,e	Eastman Kodak Co	52,787
61,882	*	Electronics for Imaging, Inc	2,301,392
19,077	*	ePlus, Inc	1,798,770
162,217	*	Extreme Networks, Inc	1,297,736
51,382	*	Fabrinet	3,109,639
25,622	*	FARO Technologies, Inc	1,441,237
167,526	*	Finisar Corp	4,039,052
292,287	*	Fitbit, Inc	1,543,275
126,603	*	Harmonic, Inc	716,573
87,776	*	II-VI, Inc	3,496,996
39,997	*	Immersion Corp	377,972
209,119	*	Infinera Corp	907,576
50,246	*	Insight Enterprises, Inc	2,842,919
47,557		InterDigital, Inc	3,109,752
27,499	*	Iteris, Inc	119,346
47,872	*	Itron, Inc	2,568,812
80,500		Kemet Corp	1,438,535
31,224	*	Kimball Electronics, Inc	472,419
121,783	*	Knowles Corp	2,299,263
19,212	*	KVH Industries, Inc	188,278
108,176	*	Lumentum Holdings, Inc	6,703,667
60,891	*,e	Maxwell Technologies, Inc	267,311
4,822		Mesa Laboratories, Inc	1,141,319
51,370		Methode Electronics, Inc	1,515,929
25,843		MTS Systems Corp	1,420,848
17,629	*	Napco Security Technologies, Inc	436,847
46,453	*	Netgear, Inc	1,441,437
106,368	*	Netscout Systems, Inc	3,127,219
34,215	*	nLight, Inc	894,038
46,715	*	Novanta, Inc	4,065,139
24,455	*	OSI Systems, Inc	2,204,129
17,408	*,e	PAR Technology Corp	412,744
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
29,390		Park Electrochemical Corp	$483,465
18,531		PC Connection, Inc	688,612
46,825		Plantronics, Inc	2,410,551
44,524	*	Plexus Corp	2,679,454
47,431	*	Quantenna Communications, Inc	1,154,945
64,315	*	Ribbon Communications, Inc	344,728
25,571	*	Rogers Corp	4,283,654
96,424	*	Sanmina Corp	3,270,702
36,483	*	Scansource, Inc	1,373,585
72,876	*	Stratasys Ltd	1,694,367
48,024	*	Synaptics, Inc	1,809,064
58,921		SYNNEX Corp	6,356,397
52,336	*	Tech Data Corp	5,579,541
128,874	*	TTM Technologies, Inc	1,706,292
79,615	*,e	USA Technologies, Inc	451,417
78,307	*	Viasat, Inc	7,111,842
324,135	*	Viavi Solutions, Inc	4,310,995
185,430		Vishay Intertechnology, Inc	3,673,368
16,650	*	Vishay Precision Group, Inc	630,536
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	139,588,525

TELECOMMUNICATION SERVICES - 0.7%
16,213		ATN International, Inc	989,803
58,478	*	Boingo Wireless, Inc	1,329,790
72,212	*	Cincinnati Bell, Inc	642,687
60,624		Cogent Communications Group, Inc	3,348,263
100,736	e	Consolidated Communications Holdings, Inc	519,798
163,549	*,e	Frontier Communications Corp	466,115
83,795	*,e	Gogo, Inc	440,762
77,755	*,e	Intelsat S.A.	1,573,761
137,024	*	Iridium Communications, Inc	3,762,679
122,086	*	NII Holdings, Inc	239,288
25,028	*	Ooma, Inc	337,628
112,232	*	Orbcomm, Inc	812,560
12,900	*	pdvWireless, Inc	513,420
66,168		Shenandoah Telecom Co	2,734,723
24,468		Spok Holdings, Inc	338,882
311,435	*	Vonage Holdings Corp	3,027,148
		TOTAL TELECOMMUNICATION SERVICES	21,077,307

TRANSPORTATION - 1.4%
81,974	*	Air Transport Services Group, Inc	1,928,848
18,821		Allegiant Travel Co	2,764,429
38,699		Arkansas Best Corp	1,182,641
33,370	*	Atlas Air Worldwide Holdings, Inc	1,611,437
91,380	*	Avis Budget Group, Inc	3,248,559
85,494		Costamare, Inc	516,384
20,146	*	Covenant Transportation Group, Inc	393,451
64,143	*	Daseke, Inc	330,978
73,053	*	Eagle Bulk Shipping, Inc	398,139
40,217	*	Echo Global Logistics, Inc	922,578
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
40,953		Forward Air Corp	$2,593,144
23,712	*	Genco Shipping & Trading Ltd	239,491
70,261		Hawaiian Holdings, Inc	1,982,063
66,983		Heartland Express, Inc	1,318,225
79,256	*	Hertz Global Holdings, Inc	1,440,874
46,635	*	Hub Group, Inc (Class A)	1,938,617
58,092		Marten Transport Ltd	1,149,060
60,215		Matson, Inc	2,385,116
17,838	*	Mesa Air Group, Inc	163,039
2,702	*	PAM Transportation Services, Inc	135,154
10,288		Park-Ohio Holdings Corp	376,849
58,270	*	Radiant Logistics, Inc	381,086
76,800	*	Safe Bulkers, Inc	137,472
35,964	*	Saia, Inc	2,315,722
87,732		Scorpio Bulkers, Inc	471,998
72,465		Skywest, Inc	4,463,119
96,765	*	Spirit Airlines, Inc	5,262,081
12,236		Universal Truckload Services, Inc	298,803
38,752	*	US Xpress Enterprises, Inc	261,189
9,659	*	USA Truck, Inc	137,544
66,215		Werner Enterprises, Inc	2,218,203
45,392	*	YRC Worldwide, Inc	309,120
		TOTAL TRANSPORTATION	43,275,413

UTILITIES - 3.6%
73,826		Allete, Inc	6,013,128
52,206		American States Water Co	3,715,501
18,418	*	AquaVenture Holdings Ltd	358,230
9,200		Artesian Resources Corp	333,776
170,342	*,e	Atlantic Power Corp	393,490
94,647		Avista Corp	4,083,072
75,990		Black Hills Corp	5,529,032
30,223	*,e	Cadiz, Inc	309,484
68,501		California Water Service Group	3,451,765
22,390		Chesapeake Utilities Corp	2,074,210
49,250		Clearway Energy, Inc (Class A)	756,972
98,474		Clearway Energy, Inc (Class C)	1,562,782
17,949		Connecticut Water Service, Inc	1,230,763
16,592		Consolidated Water Co, Inc	210,055
57,977		El Paso Electric Co	3,542,974
11,990		Global Water Resources, Inc	116,903
71,650		Idacorp, Inc	7,094,783
49,493		MGE Energy, Inc	3,355,130
23,612		Middlesex Water Co	1,369,260
124,546		New Jersey Resources Corp	6,237,263
40,828		Northwest Natural Holding Co	2,730,985
72,076		NorthWestern Corp	5,034,509
74,544		ONE Gas, Inc	6,598,635
56,759		Ormat Technologies, Inc	3,312,455
56,048		Otter Tail Corp	2,875,262
116,291		Pattern Energy Group, Inc	2,688,648
112,759		PNM Resources, Inc	5,236,528
127,396		Portland General Electric Co	6,664,085
19,960	*	Pure Cycle Corp	200,598
7,883		RGC Resources, Inc	218,359
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY			VALUE
34,882		SJW Corp			$2,164,777
131,211		South Jersey Industries, Inc			4,214,497
75,522		Southwest Gas Corp			6,282,675
13,545	e	Spark Energy, Inc			128,136
69,780		Spire, Inc			5,874,778
103,491		TerraForm Power, Inc			1,403,338
21,181		Unitil Corp			1,205,411
17,263		York Water Co			587,460
		TOTAL UTILITIES			109,159,709

		TOTAL COMMON STOCKS			2,989,966,942
		(Cost $2,360,398,021)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
122,474	†	Media General, Inc			0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

MATERIALS - 0.0%
33,879	†	A Schulman, Inc			14,670
440,958	†	Pan American Silver Corp			99,348
		TOTAL MATERIALS			114,018

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†	Forest Laboratories, Inc CVR			7,909
5,149	†	Omthera Pharmaceuticals, Inc			3,089
9,351		Tobira Therapeutics, Inc			561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,559

		TOTAL RIGHTS / WARRANTS			125,577
		(Cost $146,711)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 5.5%

GOVERNMENT AGENCY DEBT - 0.1%
$3,300,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	3,300,000
		TOTAL GOVERNMENT AGENCY DEBT			3,300,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.4%
161,247,304	c	State Street Navigator Securities Lending Government Money Market Portfolio			161,247,304
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			161,247,304

		TOTAL SHORT-TERM INVESTMENTS			164,547,304
		(Cost $164,547,304)

		TOTAL INVESTMENTS - 105.4%			3,154,639,823
		(Cost $2,525,092,036)
		OTHER ASSETS & LIABILITIES, NET - (5.4)%			(160,451,850)
		NET ASSETS - 100.0%			$2,994,187,973
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $153,828,582.
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.0%

AUSTRALIA - 0.0%
1,233,485	*	MMG Ltd	$534,016
		TOTAL AUSTRALIA	534,016

BRAZIL - 6.9%
2,054,397		AMBEV S.A.	9,677,058
173,700		Atacadao Distribuicao Comercio e Industria Ltd	939,134
80,075	*	B2W Companhia Global Do Varejo	781,125
874,982		B3 S.A.-Brasil Bolsa Balcao	7,687,417
522,496		Banco Bradesco S.A.	4,130,821
1,710,814		Banco Bradesco S.A. (Preference)	15,523,899
365,883		Banco do Brasil S.A.	4,635,706
2,068,253		Banco Itau Holding Financeira S.A.	17,844,227
177,074		Banco Santander Brasil S.A.	2,032,619
305,448		BB Seguridade Participacoes S.A.	2,201,413
350,639		BR Malls Participacoes S.A.	1,099,911
73,715		Braskem S.A.	898,244
239,305	*	BRF S.A.	1,894,984
85,700	*	Centrais Eletricas Brasileiras S.A.	714,695
97,192	*	Centrais Eletricas Brasileiras S.A. (Preference)	858,867
69,757		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,716,751
530,456		Cia de Concessoes Rodoviarias	1,581,452
148,958		Cia de Saneamento Basico do Estado de Sao Paulo	1,785,475
385,191		Cia Energetica de Minas Gerais	1,447,990
271,630	*	Cia Siderurgica Nacional S.A.	1,007,243
558,894		Cielo S.A.	1,094,669
72,036		Cosan SA Industria e Comercio	861,066
288,679		Empresa Brasileira de Aeronautica S.A.	1,445,935
92,925		Engie Brasil Energia S.A.	1,054,355
75,100		Equatorial Energia S.A.	1,572,444
461,075		Gerdau S.A. (Preference)	1,663,873
153,082		Hypermarcas S.A.	1,096,259
1,892,532		Investimentos Itau S.A. - PR	5,748,401
56,581		IRB Brasil Resseguros S	1,354,966
405,664		JBS S.A.	2,045,339
299,033		Klabin S.A.	1,265,958
615,049		Kroton Educacional S.A.	1,529,348
254,435		Localiza Rent A Car	2,348,970
325,171		Lojas Americanas S.A.(Preference)	1,303,636
303,945		Lojas Renner S.A.	3,633,914
41,800		M Dias Branco S.A.	443,361
31,180		Magazine Luiza S.A.	1,520,871
116,907		Multiplan Empreendimentos Imobiliarios S.A.	714,364
74,692		Natura Cosmeticos S.A.	995,106
135,327		Petrobras Distribuidora S.A.	817,946
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,359,416		Petroleo Brasileiro S.A.	$10,386,908
1,784,668		Petroleo Brasileiro S.A. (Preference)	12,338,974
34,912		Porto Seguro S.A.	481,864
101,183		Raia Drogasil S.A.	1,784,140
479,327	*	Rumo S.A.	2,212,598
87,636		Sul America SA	697,315
231,184		Suzano Papel e Celulose S.A.	2,401,399
194,621		Telefonica Brasil S.A.	2,311,469
373,066		Tim Participacoes S.A.	1,112,224
310,360		Ultrapar Participacoes S.A.	1,662,176
1,370,959		Vale S.A.	17,516,780
366,317		Weg S.A.	1,735,781
		TOTAL BRAZIL	165,611,440

CHILE - 1.0%
1,207,642		Aguas Andinas S.A.	695,361
10,717,453		Banco de Chile	1,572,410
18,670		Banco de Credito e Inversiones	1,243,086
28,494,537		Banco Santander Chile S.A.	2,002,569
612,340		Centros Comerciales Sudamericanos S.A.	1,161,755
62,485		Cia Cervecerias Unidas S.A.	863,516
3,490,151		Colbun S.A.	780,170
52,127,263		Corpbanca S.A.	465,628
155,914		Embotelladora Andina S.A.	556,622
62,852		Empresa Nacional de Telecomunicaciones S.A.	658,197
551,236		Empresas CMPC S.A.	1,855,467
172,703		Empresas COPEC S.A.	2,167,393
13,069,567		Enersis Chile S.A.	1,316,991
12,980,963		Enersis S.A.	2,277,850
123,015		Lan Airlines S.A.	1,219,979
331,565		SACI Falabella	2,447,648
52,279		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,863,998
		TOTAL CHILE	23,148,640

CHINA - 31.6%
559,000	g	3SBio, Inc	1,033,543
11,233	*	51job, Inc (ADR)	1,037,255
40,087	*	58.COM, Inc (ADR)	2,877,846
322,000		AAC Technologies Holdings, Inc	2,091,763
10,700		AECC Aviation Power Co Ltd	38,639
690,000		Agile Property Holdings Ltd	1,042,433
12,520,064		Agricultural Bank of China	5,786,596
682,000		Agricultural Bank of China Ltd	381,048
26,990		Air China Ltd	40,714
668,000		Air China Ltd (H shares)	796,711
9,700		Aisino Corp	36,719
561,765	*	Alibaba Group Holding Ltd (ADR)	104,246,731
1,542,284	*,e	Alibaba Health Information Technology Ltd	1,847,292
1,736,000	*	Aluminum Corp of China Ltd	675,245
506,000	e	Angang New Steel Co Ltd	340,469
49,900		Angang Steel Co Ltd	39,746
527,282		Anhui Conch Cement Co Ltd	3,218,432
37,600		Anhui Conch Cement Co Ltd (Class A)	223,286
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
469,651		Anta Sports Products Ltd	$3,303,118
71,280		Anxin Trust Co Ltd	58,749
25,800	*,e	Autohome, Inc (ADR)	2,979,642
13,500		AVIC Aircraft Co Ltd	31,935
32,058		Avic Capital Co Ltd	27,543
18,500	*	AVIC Shenyang Aircraft Co Ltd	84,370
1,054,861		AviChina Industry & Technology Co	620,734
874,000	g	BAIC Motor Corp Ltd	613,520
120,189	*	Baidu, Inc (ADR)	19,979,018
239,000		Bank of Beijing Co Ltd	226,250
478,700		Bank of China Ltd	276,620
35,773,953		Bank of China Ltd (Hong Kong)	17,082,240
289,600		Bank of Communications Co Ltd	269,388
4,095,934		Bank of Communications Co Ltd (Hong Kong)	3,454,618
109,000		Bank of Jiangsu Co Ltd	118,893
95,200		Bank of Nanjing Co Ltd	122,669
35,471		Bank of Ningbo Co Ltd	120,699
63,200		Bank of Shanghai Co Ltd	118,969
196,000		Baoshan Iron & Steel Co Ltd	208,825
16,847	*,e	Baozun, Inc (ADR)	817,080
1,164,000		BBMG Corp (Class H)	409,988
772,830		Beijing Capital International Airport Co Ltd	687,961
47,000		Beijing Dabeinong Technology Group Co Ltd	53,196
236,000		Beijing Enterprises Holdings Ltd	1,257,483
2,445,583		Beijing Enterprises Water Group Ltd	1,517,468
20,300		Beijing Shiji Information Technology Co Ltd	93,991
13,609		Beijing Tongrentang Co Ltd	63,000
69,600		BOE Technology Group Co Ltd	37,325
1,383,945		Brilliance China Automotive Holdings Ltd	1,524,479
15,200		BYD Co Ltd	128,594
281,500	e	BYD Co Ltd (H shares)	1,920,862
297,000		BYD Electronic International Co Ltd	532,460
416,000	*	CAR, Inc	336,942
4,700,200	g	CGN Power Co Ltd	1,240,074
42,600		Changjiang Securities Co Ltd	49,894
1,197,000		China Agri-Industries Holdings Ltd	385,829
3,912,000		China Cinda Asset Management Co Ltd	1,043,290
3,902,530		China Citic Bank	2,504,109
119,400		China CITIC Bank Corp Ltd	111,593
1,193,000		China Coal Energy Co	526,662
1,945,000		China Communications Construction Co Ltd (Hong Kong)	1,873,387
1,032,400		China Communications Services Corp Ltd	832,666
698,500		China Conch Venture Holdings Ltd	2,361,100
42,136,641		China Construction Bank	37,146,198
102,600		China Construction Bank Corp	113,434
1,177,500	*	China COSCO Holdings Co Ltd	547,758
98,200		China Eastern Airlines Corp Ltd	99,795
768,000		China Eastern Airlines Corp Ltd (H Shares)	545,746
410,900		China Everbright Bank Co Ltd	254,558
1,437,000		China Everbright Bank Co Ltd (Hong Kong)	709,762
1,524,888		China Everbright International Ltd	1,495,215
492,000		China Everbright Ltd	896,944
1,109,000	e	China Evergrande Group	3,556,520
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
10,500		China Film Co Ltd	$28,120
23,000		China Fortune Land Development Co Ltd	107,403
1,525,245		China Galaxy Securities Co Ltd	999,409
29,700		China Gezhouba Group Co Ltd	30,054
49,200		China Grand Automotive Services Co Ltd	36,205
932,500		China Hongqiao Group Ltd	768,706
4,374,000	g	China Huarong Asset Management Co Ltd	938,041
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,843
736,624		China Insurance International Holdings Co Ltd	2,240,162
472,206	g	China International Capital Corp Ltd	1,015,651
22,300		China International Travel Service Corp Ltd	256,858
3,362,880		China Life Insurance Co Ltd	9,555,994
32,400		China Life Insurance Co Ltd (Class A)	145,885
106,200	*,e,g	China Literature Ltd	483,286
1,381,341		China Longyuan Power Group Corp	952,572
683,000		China Medical System Holdings Ltd	606,731
1,222,000		China Mengniu Dairy Co Ltd	4,514,550
1,658,868		China Merchants Bank Co Ltd	8,209,741
144,495		China Merchants Bank Co Ltd (Class A)	740,609
716,274		China Merchants Holdings International Co Ltd	1,448,762
41,300		China Merchants Shekou Industrial Zone Holdings Co Ltd	135,047
213,500		China Minsheng Banking Corp Ltd	203,011
2,752,602		China Minsheng Banking Corp Ltd (Hong Kong)	2,068,722
2,688,165		China Mobile Hong Kong Ltd	25,648,862
1,632,000	e	China Molybdenum Co Ltd	615,697
114,800		China Molybdenum Co Ltd (Class A)	71,844
1,659,913		China National Building Material Co Ltd	1,544,907
33,800		China National Chemical Engineering Co Ltd	31,189
103,100		China National Nuclear Power Co Ltd	90,796
924,773		China Oilfield Services Ltd	990,357
595,953		China Oriental Group Co Ltd	365,958
1,663,794		China Overseas Land & Investment Ltd	6,233,657
49,000		China Pacific Insurance Group Co Ltd	263,495
1,127,600		China Pacific Insurance Group Co Ltd (Hong Kong)	4,627,543
2,871,000		China Power International Development Ltd	764,955
864,000		China Railway Construction Corp	1,020,920
74,400		China Railway Construction Corp Ltd	119,864
1,648,454		China Railway Group Ltd	1,300,258
783,000	g	China Railway Signal & Communication Corp Ltd	574,966
3,042,000		China Reinsurance Group Corp	620,690
648,677		China Resources Beer Holdings Company Ltd	2,967,986
390,000		China Resources Gas Group Ltd	1,810,264
1,207,555		China Resources Land Ltd	5,259,091
726,000	g	China Resources Pharmaceutical Group Ltd	1,033,110
927,372		China Resources Power Holdings Co	1,297,684
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	86,292
31,200		China Shenhua Energy Co Ltd	91,326
1,590,000		China Shenhua Energy Co Ltd (Hong Kong)	3,519,402
147,700		China Shipbuilding Industry Co Ltd	124,417
13,972		China Shipbuilding Industry Group Power Co Ltd	49,451
592,000		China Shipping Development Co Ltd	382,761
802,000		China Southern Airlines Co Ltd	697,244
20,400		China Southern Airlines Co Ltd (Class A)	25,702
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
310,020		China State Construction Engineering Corp Ltd	$282,401
922,744		China State Construction International Holdings Ltd	957,675
5,949,336		China Telecom Corp Ltd	3,083,429
16,806,778	g	China Tower Corp Ltd	4,550,215
1,152,000		China Travel International Inv HK	266,255
2,873,716		China Unicom Ltd	3,412,172
208,400		China United Network Communications Ltd	206,527
536,700		China Vanke Co Ltd	2,076,599
62,800		China Vanke Co Ltd (Class A)	269,775
35,400		China Yangtze Power Co Ltd	88,711
771,200		China Zhongwang Holdings Ltd	421,124
1,342,000		Chongqing Rural Commercial Bank	785,024
1,504,000		CIFI Holdings Group Co Ltd	999,415
2,639,738		Citic Pacific Ltd	3,844,128
998,000		CITIC Securities Co Ltd	2,163,195
77,200		CITIC Securities Co Ltd (Class A)	264,468
8,034,674		CNOOC Ltd	14,593,648
781,629		COSCO Pacific Ltd	779,583
3,277,416		Country Garden Holdings Co Ltd	5,281,413
538,000	*	Country Garden Services Holdings Co Ltd	993,705
1,816,050		CRRC Corp Ltd	1,586,440
154,700		CRRC Corp Ltd (Class A)	198,556
2,067,401		CSPC Pharmaceutical Group Ltd	3,990,560
178,696	*	Ctrip.com International Ltd (ADR)	7,871,559
913,500	g	Dali Foods Group Co Ltd	648,781
165,500		Daqin Railway Co Ltd	209,467
1,708,000		Datang International Power Generation Co Ltd	442,195
17,000		DHC Software Co Ltd	19,890
8,900		Dong-E-E-Jiao Co Ltd	57,873
1,169,917		Dongfeng Motor Group Co Ltd	1,136,595
345,300		ENN Energy Holdings Ltd	3,263,424
12,244		Fangda Carbon New Material Co Ltd	38,186
864,000		Far East Horizon Ltd	959,290
120,940		Focus Media Information Technology Co Ltd	109,721
14,525	*	Foshan Haitian Flavouring & Food Co Ltd	192,616
1,220,452		Fosun International	1,895,853
126,200		Founder Securities Co Ltd	130,950
2,242,000		Franshion Properties China Ltd	1,453,647
762,000		Future Land Development Holdings Ltd	908,725
22,400		Future Land Holdings Co Ltd	131,970
9,300		Fuyao Glass Industry Group Co Ltd	34,728
230,098	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	809,328
23,700	*,e	GDS Holdings Ltd (ADR)	927,381
2,175,828		Geely Automobile Holdings Ltd	4,382,949
398,000	*	Genscript Biotech Corp	1,015,942
685,200		GF Securities Co Ltd	927,621
51,500		GF Securities Co Ltd (Class A)	119,097
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	643,363
1,341,266	e	Great Wall Motor Co Ltd	1,092,194
28,400		Gree Electric Appliances, Inc of Zhuhai	234,295
483,000		Greentown China Holdings Ltd	437,880
515,305		Greentown Service Group Co Ltd	444,762
1,270,000		Guangdong Investments Ltd	2,375,747
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
205,800		Guanghui Energy Co Ltd	$123,780
48,600		Guangshen Railway Co Ltd	24,689
1,294,851		Guangzhou Automobile Group Co Ltd	1,394,589
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	62,883
41,100		Guangzhou Haige Communications Group, Inc Co	56,717
440,000		Guangzhou R&F Properties Co Ltd	875,330
44,600		Guotai Junan Securities Co Ltd	124,860
261,400	g	Guotai Junan Securities Co Ltd (Hong Kong)	558,448
281,000		Haitian International Holdings Ltd	704,636
1,392,800		Haitong Securities Co Ltd	1,796,286
76,600		Hangzhou Hikvision Digital Technology Co Ltd	372,529
14,800		Heilan Home Co Ltd	19,933
37,800		Henan Shuanghui Investment & Development Co Ltd	156,187
324,500		Hengan International Group Co Ltd	2,853,011
43,800		Hengli Petrochemical Co Ltd	115,695
9,776,000	*,e	HengTen Networks Group Ltd	280,119
19,180		Hengtong Optic-electric Co Ltd	57,289
88,900		Hesteel Co Ltd	42,276
205,051	g	Hua Hong Semiconductor Ltd	486,039
924,000		Huadian Power International Corp Ltd	394,782
167,000		Huadian Power International Corp Ltd (Class A)	102,698
13,500		Huadong Medicine Co Ltd	69,994
90,000		Huaneng Power International, Inc	90,208
1,843,110		Huaneng Power International, Inc (Hong Kong)	1,179,877
2,358,000		Huaneng Renewables Corp Ltd	679,716
715,000	g	Huatai Securities Co Ltd	1,347,504
44,700		Huatai Securities Co Ltd (Class A)	135,580
71,100		Huaxia Bank Co Ltd	84,725
13,973		Huayu Automotive Systems Co Ltd	48,865
57,700		Huazhu Group Ltd (ADR)	2,446,480
3,300		Hundsun Technologies, Inc	40,743
23,300	*	Hutchison China MediTech Ltd (ADR)	700,864
31,300		Iflytek Co Ltd	150,368
30,661,777		Industrial & Commercial Bank of China	23,062,555
362,100		Industrial & Commercial Bank of China Ltd	312,585
134,500		Industrial Bank Co Ltd	398,302
56,600		Inner Mongolia Yili Industrial Group Co Ltd	260,869
577,700		Inner Mongolia Yitai Coal Co	691,888
54,700	*,e	IQIYI, Inc (ADR)	1,209,417
319,824	*	JD.com, Inc (ADR)	9,681,073
564,000		Jiangsu Express	803,154
22,960		Jiangsu Hengrui Medicine Co Ltd	224,335
13,100		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	228,913
547,000		Jiangxi Copper Co Ltd	725,579
5,600		Jiangxi Ganfeng Lithium Co Ltd	20,530
505,194		Jiayuan International Group Ltd	226,105
23,362		Jointown Pharmaceutical Group Co Ltd	54,454
920,000		Kaisa Group Holdings Ltd	390,667
64,996		Kangmei Pharmaceutical Co Ltd	92,198
320,381		Kingboard Chemical Holdings Ltd	1,044,593
1,055,000		Kingdee International Software Group Co Ltd	1,294,978
362,000		Kingsoft Corp Ltd	927,232
8,000		Kweichow Moutai Co Ltd	1,156,875
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
559,429		KWG Property Holding Ltd	$656,134
168,000	g	Legend Holdings Corp	458,247
3,175,856		Lenovo Group Ltd	2,942,977
28,800		Liaoning Cheng Da Co Ltd	60,623
580,000		Logan Property Holdings Co Ltd	922,994
636,500		Longfor Properties Co Ltd	2,353,473
39,910		Luxshare Precision Industry Co Ltd	154,849
587,500	e,g	Luye Pharma Group Ltd	532,878
6,900		Luzhou Laojiao Co Ltd	79,859
968,000		Maanshan Iron & Steel Co Ltd	446,207
96,024		Maanshan Iron & Steel Co Ltd (Class A)	49,646
20,440		Meinian Onehealth Healthcare Holdings Co Ltd	46,363
720,500	*,e,g	Meitu, Inc	265,140
148,000	*	Meituan Dianping (Class B)	1,077,890
1,533,000		Metallurgical Corp of China Ltd (Hong Kong)	424,333
68,800		Midea Group Co Ltd	535,634
63,464		Momo, Inc (ADR)	2,225,682
9,180		Muyuan Foodstuff Co Ltd	87,178
41,200		NARI Technology Co Ltd	121,966
33,701		Netease.com (ADR)	9,588,946
26,200		New China Life Insurance Co Ltd	223,696
355,900		New China Life insurance Co Ltd (Hong Kong)	1,973,822
48,800		New Hope Liuhe Co Ltd	125,390
62,284	*	New Oriental Education & Technology Group (ADR)	5,945,631
12,752	*,e	Noah Holdings Ltd (ADR)	692,944
64,326		Offshore Oil Engineering Co Ltd	54,608
13,500		O-film Tech Co Ltd	24,417
3,755,220		People’s Insurance Co Group of China Ltd	1,537,720
5,500		Perfect World Co Ltd	23,057
2,942,306		PICC Property & Casualty Co Ltd	3,305,769
80,700	*,e	Pinduoduo, Inc (ADR)	1,793,961
131,000		Ping An Bank Co Ltd	269,862
2,278,026		Ping An Insurance Group Co of China Ltd	27,574,723
70,200		Ping An Insurance Group Co of China Ltd (Class A)	897,993
89,700		Poly Real Estate Group Co Ltd	179,868
3,232,000	g	Postal Savings Bank of China Co Ltd	1,966,769
34,700		Power Construction Corp of China Ltd	27,530
62,100		Qingdao Haier Co Ltd	158,644
40,200		Rongsheng Petro Chemical Co Ltd	78,871
51,400		SAIC Motor Corp Ltd	209,070
38,400		Sanan Optoelectronics Co Ltd	74,531
57,100		Sany Heavy Industry Co Ltd	103,961
92,100		SDIC Power Holdings Co Ltd	110,628
1,305,265	*,e	Semiconductor Manufacturing International Corp	1,397,559
65,700		Shaanxi Coal Industry Co Ltd	88,069
20,568		Shandong Gold Mining Co Ltd	89,164
887,390		Shandong Weigao Group Medical Polymer Co Ltd	872,305
1,328,623		Shanghai Electric Group Co Ltd (Hong Kong)	518,618
34,600		Shanghai Fosun Pharmaceutical Group Co Ltd	149,647
241,985		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	832,326
289,000		Shanghai Industrial Holdings Ltd	679,744
9,400		Shanghai International Airport Co Ltd	98,692
162,300		Shanghai International Port Group Co Ltd	194,731
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
496,399		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	$751,654
16,700		Shanghai Pharmaceuticals Holding Co Ltd	48,841
396,541		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	830,440
184,400		Shanghai Pudong Development Bank Co Ltd	328,154
77,500		Shanxi Lu’an Environmental Energy Development Co Ltd	95,063
5,900		Shanxi Xinghuacun Fen Wine Factory Co Ltd	50,368
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	113,402
151,900		Shenwan Hongyuan Group Co Ltd	115,992
418,000		Shenzhen International Holdings Ltd	903,552
1,696,000		Shenzhen Investment Ltd	674,879
31,000		Shenzhen Overseas Chinese Town Co Ltd	36,626
13,200		Shenzhen Salubris Pharmaceuticals Co Ltd	47,189
320,400		Shenzhou International Group Holdings Ltd	4,306,440
498,500		Shimao Property Holdings Ltd	1,519,429
1,698,000		Shui On Land Ltd	413,741
85,300		Sichuan Chuantou Energy Co Ltd	112,201
12,200		Sichuan Kelun Pharmaceutical Co Ltd	52,020
1,689,000		Sihuan Pharmaceutical Holdings	455,101
28,179	*	Sina Corp	1,773,586
1,546,471		Sino-Ocean Land Holdings Ltd	694,738
589,000		Sinopec Engineering Group Co Ltd	569,578
1,518,000		Sinopec Shanghai Petrochemical Co Ltd	687,546
58,883		Sinopec Shanghai Petrochemical Co Ltd (Class A)	44,864
523,600		Sinopharm Group Co	2,057,904
1,097,000		Sinotrans Ltd	450,733
300,245	e	Sinotruk Hong Kong Ltd	651,784
1,016,000	*	Soho China Ltd	368,519
2,439		Spring Airlines Co Ltd	15,218
1,025,031		Sunac China Holdings Ltd	5,282,600
102,200		Suning.com Co Ltd	191,716
301,917		Sunny Optical Technology Group Co Ltd	3,693,381
25,700		Suzhou Gold Mantis Construction Decoration Co Ltd	40,788
154,132	*	TAL Education Group (ADR)	5,929,458
12,931		Tasly Pharmaceutical Group Co Ltd	42,108
49,700		TBEA Co Ltd	57,119
2,474,904		Tencent Holdings Ltd	121,982,184
36,300	*,e	Tencent Music Entertainment (ADR)	624,360
13,200		Tianqi Lithium Corp	58,171
896,000		Tingyi Cayman Islands Holding Corp	1,475,468
249,000		Tong Ren Tang Technologies Co Ltd	345,699
20,700		Tonghua Dongbao Pharmaceutical Co Ltd	48,589
14,800		Tongwei Co Ltd	31,347
407,661		Travelsky Technology Ltd	1,048,532
144,000		Tsingtao Brewery Co Ltd	918,582
5,200		Tsingtao Brewery Co Ltd (Class A)	39,379
19,600		Tus-Sound Environmental Resources Co Ltd	32,734
637,000		Uni-President China Holdings Ltd	583,325
189,724	*	Vipshop Holdings Ltd (ADR)	1,633,524
2,304,252		Want Want China Holdings Ltd	1,829,422
23,872	*,e	Weibo Corp (ADR)	1,635,232
853,800		Weichai Power Co Ltd	1,397,958
45,500		Weichai Power Co Ltd (Class A)	83,526
10,200		Weifu High-Technology Group Co Ltd	31,136
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
996,000		Winteam Pharmaceutical Group Ltd	$565,359
31,600		Wuliangye Yibin Co Ltd	479,981
214,767	*,g	Wuxi Biologics Cayman, Inc	2,163,777
1,509,600	*,e,g	Xiaomi Corp	2,320,153
24,200		Xinjiang Goldwind Science & Technology Co Ltd	41,629
332,400	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	363,042
1,391,490		Xinyi Solar Holdings Ltd	793,491
802,464		Yanzhou Coal Mining Co Ltd	856,723
202,000		Yihai International Holding Ltd	997,762
76,700		Yonghui Superstores Co Ltd	111,332
26,100		Yonyou Network Technology Co Ltd	122,525
3,236,000		Yuexiul Property Co Ltd	751,143
157,543		Yum China Holdings, Inc	7,489,594
5,900		Yunnan Baiyao Group Co Ltd	77,573
837,893		Yuzhou Properties Co	442,866
22,004	*	YY, Inc (ADR)	1,861,758
5,395		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	92,427
509,500		Zhaojin Mining Industry Co Ltd	438,937
9,916		Zhejiang Chint Electrics Co Ltd	37,402
10,200		Zhejiang Dahua Technology Co Ltd	25,054
652,414		Zhejiang Expressway Co Ltd	699,776
5,520		Zhejiang Huayou Cobalt Co Ltd	23,866
34,700		Zhejiang Longsheng Group Co Ltd	104,763
25,600		Zhengzhou Yutong Bus Co Ltd	54,417
101,300	*,e,g	ZhongAn Online P&C Insurance Co Ltd	365,956
80,240		Zhongjin Gold Corp Ltd	94,650
250,000		Zhongsheng Group Holdings Ltd	657,688
244,200		Zhuzhou CSR Times Electric Co Ltd	1,240,580
2,485,299		Zijin Mining Group Co Ltd	970,863
176,800		Zijin Mining Group Co Ltd (Class A)	87,294
37,200	*	ZTE Corp	177,907
310,064	*	ZTE Corp (Class H)	988,459
141,600		ZTO Express Cayman, Inc (ADR)	2,822,088
		TOTAL CHINA	754,073,804

COLOMBIA - 0.4%
97,796		BanColombia S.A.	1,191,730
198,595		BanColombia S.A. (Preference)	2,512,189
198,544		Cementos Argos S.A.	495,554
2,586,416		Ecopetrol S.A.	2,387,830
119,312		Grupo Argos S.A.	678,989
1,603,675		Grupo Aval Acciones y Valores	617,514
97,687		Grupo de Inversiones Suramericana S.A.	1,087,677
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	635,205
179,851		Interconexion Electrica S.A.	879,995
		TOTAL COLOMBIA	10,486,683

CZECH REPUBLIC - 0.2%
72,676		CEZ AS	1,692,816
32,987		Komercni Banka AS	1,251,395
204,494	g	Moneta Money Bank AS	655,467
		TOTAL CZECH REPUBLIC	3,599,678
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
EGYPT - 0.1%
565,801		Commercial International Bank	$2,514,593
374,507		Eastern Tobacco	396,319
371,381		ElSwedy Cables Holding Co	337,855
		TOTAL EGYPT	3,248,767

GREECE - 0.2%
615,924	*	Alpha Bank AE	958,917
12,741	*,†	Hellenic Duty Free Shops S.A.	143
109,533		Hellenic Telecommunications Organization S.A.	1,521,293
43,852		JUMBO S.A.	800,344
27,197		Motor Oil Hellas Corinth Refineries S.A.	693,665
105,470		OPAP S.A.	1,135,634
17,821		Titan Cement Co S.A.	386,968
		TOTAL GREECE	5,496,964

HONG KONG - 0.6%
6,051,652	*,e	Alibaba Pictures Group Ltd	1,360,188
416,000	*,†	China Ding Yi Feng Holdings Ltd	918,723
1,568,000	*	China First Capital Group Ltd	659,964
778,668		China Gas Holdings Ltd	2,511,767
1,113,226		China Resources Cement Holdings Ltd	1,116,186
3,430,000	e	Fullshare Holdings Ltd	384,817
553,000		Haier Electronics Group Co Ltd	1,580,990
491,651		Kingboard Laminates Holdings Ltd	517,065
693,000		Lee & Man Paper Manufacturing Ltd	562,502
721,000		Nine Dragons Paper Holdings Ltd	667,313
2,948,221		Sino Biopharmaceutical	2,838,508
654,000		SSY Group Ltd	619,485
1,094,000		Sun Art Retail Group Ltd	956,084
466,000		Towngas China Co Ltd	370,762
		TOTAL HONG KONG	15,064,354

HUNGARY - 0.3%
176,599		MOL Hungarian Oil & Gas plc	2,033,655
92,766		OTP Bank	4,125,395
60,070		Richter Gedeon Rt	1,191,892
		TOTAL HUNGARY	7,350,942

INDIA - 8.9%
266,943		Ambuja Cements Ltd	846,397
563,494		Ashok Leyland Ltd	704,617
120,758		Asian Paints Ltd	2,540,316
105,000		Aurobindo Pharma Ltd	1,236,759
52,302	*,g	Avenue Supermarts Ltd	974,175
824,378	*	Axis Bank Ltd	9,087,813
73,570		Bajaj Finance Ltd	3,275,643
15,719		Bajaj Finserv Ltd	1,700,365
38,169		Bajaj Holdings and Investment Ltd	1,637,862
98,254		Bharat Forge Ltd	667,265
358,222		Bharat Petroleum Corp Ltd	1,961,778
611,978		Bharti Airtel Ltd	2,818,259
146,400		Bharti Infratel Ltd	552,767
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
3,399	*	Bosch Ltd	$880,613
25,852		Britannia Industries Ltd	1,076,131
83,969		Cadila Healthcare Ltd	393,059
155,398	*	Cipla Ltd	1,262,271
522,511		Coal India Ltd	1,894,406
90,433	*	Container Corp Of India Ltd	641,015
234,013		Dabur India Ltd	1,339,076
38,254		Divi S Laboratories Ltd	960,854
49,786		Dr Reddy’s Laboratories Ltd	2,095,504
5,560		Eicher Motors Ltd	1,628,770
355,172	*	GAIL India Ltd	1,819,215
70,923		Glenmark Pharmaceuticals Ltd	651,304
158,842		Godrej Consumer Products Ltd	1,487,714
146,466	*	Grasim Industries Ltd	1,898,041
116,808	*	Havells India Ltd	1,300,705
240,479		HCL Technologies Ltd	4,092,857
22,378		Hero Honda Motors Ltd	808,400
555,474		Hindalco Industries Ltd	1,646,259
282,811		Hindustan Lever Ltd	7,143,165
261,658		Hindustan Petroleum Corp Ltd	1,100,085
710,026		Housing Development Finance Corp	20,369,850
1,036,054		ICICI Bank Ltd	6,038,683
1,022,088	*	Idea Cellular Ltd	227,021
120,289		Indiabulls Housing Finance Ltd	1,203,103
866,121		Indian Oil Corp Ltd	1,972,033
1,507,880		Infosys Technologies Ltd	16,241,329
40,239	g	InterGlobe Aviation Ltd	877,149
1,485,985		ITC Ltd	6,440,784
337,306		JSW Steel Ltd	1,496,012
207,858		Larsen & Toubro Ltd	4,031,301
131,693		LIC Housing Finance Ltd	940,993
100,581	*	Lupin Ltd	1,260,739
136,862	*	Mahindra & Mahindra Financial Services Ltd	788,756
324,751		Mahindra & Mahindra Ltd	3,013,894
212,692		Marico Ltd	1,098,384
45,851		Maruti Suzuki India Ltd	4,393,416
414,776		Motherson Sumi Systems Ltd	874,359
218,745	*	Mundra Port and Special Economic Zone Ltd	1,235,661
10,302		Nestle India Ltd	1,614,031
1,122,289		NTPC Ltd	2,160,913
2,526		Page Industries Ltd	839,309
375,820		Petronet LNG Ltd	1,304,401
55,497		Pidilite Industries Ltd	985,065
35,657		Piramal Healthcare Ltd	1,211,820
767,480		Power Grid Corp of India Ltd	2,058,295
1,242,061		Reliance Industries Ltd	24,882,794
288,791		Rural Electrification Corp Ltd	611,845
587,132		Sesa Sterlite Ltd	1,409,608
3,466		Shree Cement Ltd	986,058
62,793		Shriram Transport Finance Co Ltd	1,003,106
781,524	*	State Bank of India	3,483,086
364,574		Sun Pharmaceutical Industries Ltd	2,400,253
387,931		Tata Consultancy Services Ltd	12,609,485
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
714,818	*	Tata Motors Ltd	$2,203,860
495,756		Tata Power Co Ltd	483,165
155,310		Tata Steel Ltd	1,244,656
202,834	*	Tech Mahindra Ltd	2,439,716
130,399		Titan Industries Ltd	2,171,618
41,490	*	Ultra Tech Cement Ltd	2,754,482
144,453	*	United Phosphorus Ltd	2,013,454
130,924	*	United Spirits Ltd	1,055,765
2,340,043	*	Vodafone Idea Ltd	519,759
725,284		Wipro Ltd	3,116,822
748,006		Yes Bank Ltd	1,807,502
213,348		ZEE Telefilms Ltd	1,327,242
		TOTAL INDIA	213,325,037

INDONESIA - 2.1%
6,322,454		Adaro Energy Tbk	580,009
23,685,882	*	Bank Rakyat Indonesia	7,282,345
1,045,160		Indofood CBP Sukses Makmur Tbk	714,129
667,100		Pabrik Kertas Tjiwi Kimia Tbk PT	472,156
8,765,272		PT Astra International Tbk	4,692,211
4,154,875		PT Bank Central Asia Tbk	8,393,155
1,304,166		PT Bank Danamon Indonesia Tbk	809,956
8,144,939	*	PT Bank Mandiri Persero Tbk	4,437,394
3,350,859	*	PT Bank Negara Indonesia	2,261,353
1,708,200	*	PT Bank Tabungan Negara Tbk	304,182
3,227,400	*	PT Bumi Serpong Damai	325,333
3,215,000		PT Charoen Pokphand Indonesia Tbk	1,190,050
202,700		PT Gudang Garam Tbk	1,202,782
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	1,047,113
1,241,205		PT Indah Kiat Pulp and Paper Corp Tbk	645,240
769,917		PT Indocement Tunggal Prakarsa Tbk	1,190,569
2,046,900		PT Indofood Sukses Makmur Tbk	999,426
972,082		PT Jasa Marga Tbk	416,546
9,861,300		PT Kalbe Farma Tbk	1,069,897
8,991,000		PT Pakuwon Jati Tbk	451,013
4,720,400		PT Perusahaan Gas Negara Persero Tbk	769,368
1,267,800		PT Semen Gresik Persero Tbk	1,203,507
2,670,800		PT Surya Citra Media Tbk	348,698
1,299,000		PT Tambang Batubara Bukit Asam Tbk	361,386
21,059,683		PT Telekomunikasi Indonesia Persero Tbk	5,607,925
635,669		PT Unilever Indonesia Tbk	2,030,173
740,300		PT United Tractors Tbk	1,413,699
1,121,400		Tower Bersama Infrastructure	311,203
		TOTAL INDONESIA	50,530,818

KOREA, REPUBLIC OF - 12.5%
13,969		Amorepacific Corp	2,487,500
4,703		Amorepacific Corp (Preference)	471,272
3,348		BGF retail Co Ltd	626,236
106,080		BS Financial Group, Inc	636,592
10,438	*,e	Celltrion Healthcare Co Ltd	677,301
28,740	*,e	Celltrion, Inc	5,227,208
27,723		Cheil Communications, Inc	604,829
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
32,562		Cheil Industries, Inc	$2,862,100
3,636		CJ CheilJedang Corp	980,908
6,595		CJ Corp	674,522
989	*	CJ Corp (Preference)	31,043
4,741		CJ O Shopping Co Ltd	889,642
12,270		Daelim Industrial Co	1,018,100
77,101	*	Daewoo Engineering & Construction Co Ltd	333,212
26,134		Daewoo International Corp	409,735
187,589		Daewoo Securities Co Ltd	1,255,418
16,379	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	408,232
59,902		DGB Financial Group Co Ltd	431,816
19,499		Dongbu Insurance Co Ltd	1,141,747
20,898		Doosan Bobcat, Inc	573,041
9,476		E-Mart Co Ltd	1,397,539
20,094		Fila Korea Ltd	1,421,079
8,455		GLOVIS Co Ltd	1,156,638
27,195		GS Engineering & Construction Corp	946,202
22,313		GS Holdings Corp	994,375
11,386		GS Retail Co Ltd	382,093
129,241		Hana Financial Group, Inc	4,076,356
32,104		Hankook Tire Co Ltd	1,092,440
2,843		Hanmi Pharm Co Ltd	1,059,416
6,104		Hanmi Science Co Ltd	393,671
78,654		Hanon Systems	845,754
48,671		Hanwha Chemical Corp	860,141
17,523		Hanwha Corp	444,598
11,931		HDC Hyundai Development Co-Engineering & Construction	476,897
14,814	*	HLB, Inc	1,065,629
7,507		Honam Petrochemical Corp	1,729,687
14,060		Hotel Shilla Co Ltd	1,387,218
252,033		Hynix Semiconductor, Inc	17,055,267
6,199		Hyundai Department Store Co Ltd	539,051
33,763		Hyundai Engineering & Construction Co Ltd	1,519,110
16,755	*	Hyundai Heavy Industries	1,789,094
25,145		Hyundai Marine & Fire Insurance Co Ltd	822,998
29,396		Hyundai Mobis	5,863,770
60,167		Hyundai Motor Co	7,141,852
16,207		Hyundai Motor Co Ltd (2nd Preference)	1,215,510
9,968		Hyundai Motor Co Ltd (Preference)	692,185
4,503		Hyundai Robotics Co Ltd	1,319,005
35,255		Hyundai Steel Co	1,400,082
106,504		Industrial Bank of Korea	1,291,484
13,836	g	ING Life Insurance Korea Ltd	421,904
21,933		Kakao Corp	2,258,283
48,975		Kangwon Land, Inc	1,426,681
171,742		KB Financial Group, Inc	6,781,296
2,605		KCC Corp	791,696
114,071		Kia Motors Corp	4,421,836
31,740		Korea Aerospace Industries Ltd	950,821
113,835	*	Korea Electric Power Corp	2,755,779
3,065	*	Korea Express Co Ltd	413,858
12,065		Korea Gas Corp	476,475
18,312		Korea Investment Holdings Co Ltd	1,075,014
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
7,749		Korea Kumho Petrochemical	$610,134
123,414		Korea Life Insurance Co Ltd	421,926
3,726		Korea Zinc Co Ltd	1,445,210
19,228		Korean Air Lines Co Ltd	546,083
13,003		KT Corp	304,339
49,846		KT&G Corp	4,360,139
19,887		LG Chem Ltd	6,169,017
3,496		LG Chem Ltd (Preference)	601,088
41,874		LG Corp	2,618,513
46,770		LG Electronics, Inc	3,038,743
4,039		LG Household & Health Care Ltd	4,921,629
792		LG Household & Health Care Ltd (Preference)	549,804
6,086		LG Innotek Co Ltd	638,403
48,284		LG Telecom Ltd	591,439
102,217	*	LG.Philips LCD Co Ltd	1,738,176
12,552		Lotte Corp	527,453
4,896		Lotte Shopping Co Ltd	747,510
1,919		Medy-Tox, Inc	920,298
60,533		Naver Corp	6,199,334
7,471		NCsoft	3,364,467
10,975	*,e,g	Netmarble Corp	1,199,395
7,748		OCI Co Ltd	618,104
9,578		Orion Corp/Republic of Korea	794,569
427		Ottogi Corp	265,296
12,698		Pacific Corp	818,140
2,567	*	Pearl Abyss Corp	383,521
34,412		POSCO	7,532,219
10,674		POSCO Refractories & Environment Co Ltd	525,869
6,975		S1 Corp (Korea)	585,156
6,973	*,g	Samsung Biologics Co Ltd	2,032,307
10,109		Samsung Card Co	321,058
24,834		Samsung Electro-Mechanics Co Ltd	2,314,735
2,066,828		Samsung Electronics Co Ltd	81,261,919
357,192		Samsung Electronics Co Ltd (Preference)	11,394,857
67,891	*	Samsung Engineering Co Ltd	991,774
13,034		Samsung Fire & Marine Insurance Co Ltd	3,391,975
193,620	*	Samsung Heavy Industries Co Ltd	1,365,627
31,402		Samsung Life Insurance Co Ltd	2,284,131
23,817		Samsung SDI Co Ltd	4,835,947
14,867		Samsung SDS Co Ltd	2,764,573
27,434		Samsung Securities Co Ltd	838,386
183,987		Shinhan Financial Group Co Ltd	6,953,768
3,314		Shinsegae Co Ltd	965,699
25,751	*,e	SillaJen, Inc	1,446,738
13,892		SK C&C Co Ltd	3,055,005
29,118		SK Energy Co Ltd	4,552,856
8,924		SK Telecom Co Ltd	1,892,831
21,209		S-Oil Corp	1,672,301
103,788	*	STX Pan Ocean Co Ltd	423,831
5,497	*	ViroMed Co Ltd	1,226,097
22,251		Woongjin Coway Co Ltd	1,672,420
197,303	*	Woori Financial Group, Inc	2,339,294
64,107		Woori Investment & Securities Co Ltd	756,361
3,943		Yuhan Corp	829,516
		TOTAL KOREA, REPUBLIC OF	298,513,218
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE
LUXEMBOURG - 0.0%
63,835	Reinet Investments S.C.A	$1,075,311
	TOTAL LUXEMBOURG	1,075,311

MALAYSIA - 2.1%
624,700	AirAsia BHD	412,680
449,500	Alliance Financial Group BHD	441,682
673,733	AMMB Holdings BHD	728,369
71,099	British American Tobacco Malaysia BHD	599,869
2,145,220	Bumiputra-Commerce Holdings BHD	2,736,128
1,589,277	Dialog Group BHD	1,237,121
1,374,425	Digi.Com BHD	1,529,152
54,600	Fraser & Neave Holdings BHD	461,005
930,300	Gamuda BHD	787,486
930,775	Genting BHD	1,585,616
90,100	Genting Plantations BHD	228,655
230,200	HAP Seng Consolidated BHD	550,384
523,700	Hartalega Holdings BHD	637,406
272,087	Hong Leong Bank BHD	1,315,922
79,406	Hong Leong Credit BHD	369,114
998,912	IHH Healthcare BHD	1,343,636
1,287,000	IJM Corp BHD	728,643
835,020	IOI Corp BHD	910,105
797,741	IOI Properties Group BHD	264,459
180,300	Kuala Lumpur Kepong BHD	1,078,878
1,726,267	Malayan Banking BHD	3,862,700
393,776	Malaysia Airports Holdings BHD	727,248
984,500	Maxis BHD	1,276,614
527,200	MISC BHD	880,751
23,500	Nestle Malaysia BHD	829,834
1,045,000	Petronas Chemicals Group BHD	2,275,073
114,500	Petronas Dagangan BHD	670,074
306,500	Petronas Gas BHD	1,311,469
227,840	PPB Group BHD	1,031,772
564,712	Press Metal BHD	649,341
1,263,723	Public Bank BHD	6,879,631
184,100	QL Resources BHD	303,545
1,336,200	Resorts World BHD	1,028,433
386,070	RHB Capital BHD	556,932
1,068,165	Sime Darby BHD	599,972
977,065	Sime Darby Plantation BHD	1,217,950
1,068,165	Sime Darby Property BHD	286,831
743,579	SP Setia BHD	408,124
573,565	Telekom Malaysia BHD	404,077
1,372,963	Tenaga Nasional BHD	4,086,119
1,210,403	TM International BHD	1,162,909
583,200	Top Glove Corp BHD	687,329
452,000	Westports Holdings BHD	416,297
1,501,166	YTL Corp BHD	409,700
	TOTAL MALAYSIA	49,909,035
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
MEXICO - 2.7%
1,294,350		Alfa S.A. de C.V. (Class A)	$1,308,159
216,100	*,e	Alsea SAB de C.V.	483,091
14,655,641		America Movil S.A. de C.V. (Series L)	10,915,728
819,925		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,377,084
6,693,397	*	Cemex S.A. de C.V.	3,096,417
230,160		Coca-Cola Femsa SAB de C.V.	1,468,173
72,651		El Puerto de Liverpool SAB de C.V.	470,295
168,125		Embotelladoras Arca SAB de C.V.	954,329
1,489,100		Fibra Uno Administracion S.A. de C.V.	2,219,776
851,611		Fomento Economico Mexicano S.A. de C.V.	8,307,337
93,880		Gruma SAB de C.V.	938,367
156,930		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,595,644
90,896		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,497,133
680,320		Grupo Bimbo S.A. de C.V. (Series A)	1,515,112
198,598		Grupo Carso S.A. de C.V. (Series A1)	770,078
1,114,528		Grupo Financiero Banorte S.A. de C.V.	7,044,817
942,544		Grupo Financiero Inbursa S.A.	1,442,820
1,550,832		Grupo Mexico S.A. de C.V. (Series B)	4,547,520
1,077,090		Grupo Televisa S.A.	2,190,797
63,509		Industrias Penoles S.A. de C.V.	728,866
220,700		Infraestructura Energetica ,NV SAB de C.V.	964,746
664,742		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,149,060
146,600		Megacable Holdings SAB de C.V.	645,782
491,423		Mexichem SAB de C.V.	1,140,828
96,450		Promotora y Operadora de Infraestructura SAB de C.V.	981,098
2,262,784		Wal-Mart de Mexico SAB de C.V.	6,649,507
		TOTAL MEXICO	64,402,564

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	199,457
84,400		MCB Bank Ltd	113,471
519,317		Oil & Gas Development Co Ltd	516,690
		TOTAL PAKISTAN	829,618

PERU - 0.4%
78,322		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,269,600
29,610		Credicorp Ltd (NY)	7,014,609
39,634		Southern Copper Corp (NY)	1,522,738
		TOTAL PERU	9,806,947

PHILIPPINES - 1.1%
763,524		Aboitiz Equity Ventures, Inc	815,111
750,800		Aboitiz Power Corp	543,155
1,882,300		Alliance Global Group, Inc	540,443
109,043		Ayala Corp	1,891,444
3,183,733		Ayala Land, Inc	2,995,298
866,616		Banco de Oro Universal Bank	2,231,172
399,469		Bank of the Philippine Islands	650,855
1,716,400		DMCI Holdings, Inc	367,571
13,091		Globe Telecom, Inc	447,447
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
37,386		GT Capital Holdings, Inc	$621,110
392,670		International Container Term Services, Inc	953,183
1,234,176		JG Summit Holdings (Series B)	1,562,719
188,330		Jollibee Foods Corp	1,100,798
96,496		Manila Electric Co	713,905
4,426,900		Megaworld Corp	475,714
6,294,000		Metro Pacific Investments Corp	552,097
685,903		Metropolitan Bank & Trust	977,792
39,795		PLDT, Inc	938,811
1,053,143		Robinsons Land Corp	495,121
65,443		Security Bank Corp	226,044
100,575		SM Investments Corp	1,834,893
4,357,449		SM Prime Holdings	3,468,584
384,987		Universal Robina	1,124,588
		TOTAL PHILIPPINES	25,527,855

POLAND - 1.1%
36,257	*	Alior Bank S.A.	558,425
14,692		Bank Handlowy w Warszawie S.A.	239,183
242,521	*	Bank Millennium S.A.	612,750
76,120		Bank Pekao S.A.	2,271,882
14,586		Bank Zachodni WBK S.A.	1,516,949
5,549		BRE Bank S.A.	643,805
12,581		CCC S.A.	684,246
29,442	*	CD Projekt Red S.A.	1,656,839
103,900	*	Cyfrowy Polsat S.A.	721,314
20,071	*,g	Dino Polska S.A.	666,432
40,664		Grupa Lotos S.A.	885,986
28,530	*	Jastrzebska Spolka Weglowa S.A.	434,327
61,735	*	KGHM Polska Miedz S.A.	1,666,871
519		LPP S.A.	1,163,705
838,668		Polish Oil & Gas Co	1,275,337
376,763	*	Polska Grupa Energetyczna S.A.	937,964
132,409		Polski Koncern Naftowy Orlen S.A.	3,399,530
370,044		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,808,813
261,452		Powszechny Zaklad Ubezpieczen S.A.	2,877,886
264,409	*	Telekomunikacja Polska S.A.	341,914
		TOTAL POLAND	26,364,158

QATAR - 0.9%
70,651	*	Barwa Real Estate Co	673,569
75,703	*	Commercial Bank of Qatar QSC	1,057,937
343,244	*	Ezdan Holding Group QSC	1,008,775
79,897	*	Industries Qatar QSC	2,654,270
161,444	*	Masraf Al Rayan	1,609,422
38,765	*	Ooredoo QSC	692,089
22,035	*	Qatar Electricity & Water Co	1,010,678
75,142	*	Qatar Insurance Co SAQ	790,745
48,044	*	Qatar Islamic Bank SAQ	2,202,283
196,317	*	Qatar National Bank	10,559,617
		TOTAL QATAR	22,259,385
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
ROMANIA - 0.1%
164,298		NEPI Rockcastle plc	$1,369,399
		TOTAL ROMANIA	1,369,399

RUSSIA - 3.7%
2,448,964		Gazprom (ADR)	12,293,799
221,158		LUKOIL PJSC (ADR)	18,909,009
150,105		Magnit OAO (GDR)	2,145,829
7,479		Magnit PJSC (GDR)	106,651
272,296		MMC Norilsk Nickel PJSC (ADR)	6,054,129
218,649		Mobile TeleSystems (ADR)	1,722,954
38,648		NovaTek OAO (GDR)	7,456,265
2,337		Novatek PJSC (GDR)	450,340
54,442		Novolipetsk Steel PJSC (GDR)	1,434,002
54,326		PhosAgro OAO (GDR)	685,564
80,724		Polymetal International plc (ADR)	851,071
23,352		Polyus PJSC (GDR)	918,633
623,905	*	Rosneft Oil Co PJSC (GDR)	4,150,216
1,150,731		Sberbank of Russian Federation (ADR)	16,494,475
95,228		Severstal (GDR) (Equiduct)	1,541,741
922,817		Surgutneftegaz (ADR) (London)	3,495,815
107,678		Tatneft PAO (ADR)	7,582,395
8,040		Tatneft PJSC (ADR)	565,011
785,086		VTB Bank OJSC (GDR)	876,156
52,702		X5 Retail Group NV (GDR)	1,599,506
		TOTAL RUSSIA	89,333,561

SINGAPORE - 0.0%
92,600	g	BOC Aviation Ltd	795,942
		TOTAL SINGAPORE	795,942

SOUTH AFRICA - 5.9%
313,561		Absa Group Ltd	3,612,120
23,799		Anglo American Platinum Ltd	1,203,930
176,388		AngloGold Ashanti Ltd	2,098,639
173,490		Aspen Pharmacare Holdings Ltd	1,250,149
146,771		Bid Corp Ltd	3,102,882
148,172		Bidvest Group Ltd	2,253,710
16,966		Capitec Bank Holdings Ltd	1,585,340
107,517		Clicks Group Ltd	1,470,589
158,065		Discovery Holdings Ltd	1,592,845
108,989		Exxaro Resources Ltd	1,247,183
1,433,114		FirstRand Ltd	6,820,241
419,504		Fortress REIT Ltd	319,633
469,174		Fortress REIT Ltd (Class A)	632,016
98,797		Foschini Ltd	1,280,112
372,913		Gold Fields Ltd	1,405,402
1,282,471		Growthpoint Properties Ltd	2,229,320
121,458		Hyprop Investments Ltd	594,342
125,256		Investec Ltd	801,505
27,754	e	Kumba Iron Ore Ltd	834,671
46,416		Liberty Holdings Ltd	335,831
548,946		Life Healthcare Group Holdings Pte Ltd	1,001,267
347,098		Metropolitan Holdings Ltd	433,114
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
50,249		Mondi Ltd	$1,107,515
106,965		Mr Price Group Ltd	1,621,069
742,177		MTN Group Ltd	5,377,167
196,073	*	MultiChoice Group Ltd	1,760,614
189,868		Naspers Ltd (N Shares)	48,843,601
169,356		Nedbank Group Ltd	3,159,116
521,794		Network Healthcare Holdings Ltd	878,312
161,976		Pick’n Pay Stores Ltd	785,479
60,176		PSG Group Ltd	1,115,096
287,912		Rand Merchant Investment Holdings Ltd	698,841
2,473,760		Redefine Properties Ltd	1,703,358
223,348		Remgro Ltd	3,036,011
128,738		Resilient REIT Ltd	510,992
291,313		RMB Holdings Ltd	1,702,645
754,830		Sanlam Ltd	4,041,800
240,358		Sappi Ltd	1,145,586
247,298		Sasol Ltd	8,204,463
198,259		Shoprite Holdings Ltd	2,393,183
77,172		Spar Group Ltd	1,047,801
561,978		Standard Bank Group Ltd	7,848,500
116,042		Telkom S.A. Ltd	690,653
71,101		Tiger Brands Ltd	1,234,886
194,519		Truworths International Ltd	1,031,381
284,549		Vodacom Group Pty Ltd	2,296,298
447,364		Woolworths Holdings Ltd	1,493,639
		TOTAL SOUTH AFRICA	139,832,847

TAIWAN - 11.4%
1,366,380		Acer, Inc	928,796
144,030		Advantech Co Ltd	1,166,976
54,000		Airtac International Group	723,417
1,503,011		ASE Industrial Holding Co Ltd	3,491,383
948,512		Asia Cement Corp	1,283,826
310,500		Asustek Computer, Inc	2,373,820
3,796,000		AU Optronics Corp	1,357,596
287,389		Catcher Technology Co Ltd	2,278,516
3,539,932		Cathay Financial Holding Co Ltd	5,126,053
511,828		Chailease Holding Co Ltd	2,182,092
2,450,719		Chang Hwa Commercial Bank	1,468,073
851,922		Cheng Shin Rubber Industry Co Ltd	1,138,124
224,079		Chicony Electronics Co Ltd	552,385
957,000		China Airlines	303,594
5,914,754		China Development Financial Holding Corp	1,906,559
1,223,637		China Life Insurance Co Ltd (Taiwan)	1,018,805
5,620,151		China Steel Corp	4,541,115
7,765,282		Chinatrust Financial Holding Co	5,319,619
1,678,763		Chunghwa Telecom Co Ltd	6,047,270
1,827,000		Compal Electronics, Inc	1,180,997
896,768		Delta Electronics, Inc	4,733,215
4,309,167		E.Sun Financial Holding Co Ltd	3,538,289
76,316		Eclat Textile Co Ltd	1,090,978
834,651		Eva Airways Corp	409,337
853,587		Evergreen Marine Corp Tawain Ltd	374,740
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
1,481,071		Far Eastern Textile Co Ltd	$1,617,322
708,000		Far EasTone Telecommunications Co Ltd	1,737,389
145,662		Feng TAY Enterprise Co Ltd	1,181,107
4,340,349		First Financial Holding Co Ltd	3,098,743
1,518,173		Formosa Chemicals & Fibre Corp	5,462,906
570,064		Formosa Petrochemical Corp	2,115,528
1,919,453		Formosa Plastics Corp	6,965,920
234,000		Formosa Taffeta Co Ltd	282,226
378,512		Foxconn Technology Co Ltd	849,200
2,807,646		Fubon Financial Holding Co Ltd	4,149,109
4,385,124		Fuhwa Financial Holdings Co Ltd	2,543,409
138,000		Giant Manufacturing Co Ltd	1,052,476
91,509		Globalwafers Co Ltd	1,003,096
324,420		Highwealth Construction Corp	519,650
102,714		Hiwin Technologies Corp	978,187
5,696,002		Hon Hai Precision Industry Co, Ltd	16,036,116
110,608		Hotai Motor Co Ltd	1,673,945
3,357,747		Hua Nan Financial Holdings Co Ltd	2,195,819
4,190,487		InnoLux Display Corp	1,344,656
1,171,060		Inventec Co Ltd	940,883
43,125		Largan Precision Co Ltd	6,474,030
922,778		Lite-On Technology Corp	1,302,000
650,170		MediaTek, Inc	6,231,570
4,814,125		Mega Financial Holding Co Ltd	4,621,839
291,000		Micro-Star International Co Ltd	808,303
2,244,860		Nan Ya Plastics Corp	5,679,273
453,000		Nanya Technology Corp	962,054
73,000		Nien Made Enterprise Co Ltd	572,801
244,474		Novatek Microelectronics Corp Ltd	1,599,265
867,000		Pegatron Technology Corp	1,639,036
59,000		Phison Electronics Corp	555,661
893,512		Pou Chen Corp	1,087,000
301,000		Powertech Technology, Inc	751,523
250,000		President Chain Store Corp	2,332,540
1,127,000		Quanta Computer, Inc	2,161,209
198,085		Realtek Semiconductor Corp	1,343,080
201,048		Ruentex Development Co Ltd	276,157
117,975		Ruentex Industries Ltd	281,974
1,280,000		Shanghai Commercial & Savings Bank Ltd	2,064,329
4,596,466		Shin Kong Financial Holding Co Ltd	1,302,348
4,755,717		SinoPac Financial Holdings Co Ltd	1,833,196
171,777		Standard Foods Corp	303,984
581,050		Synnex Technology International Corp	725,056
72,236	*	TaiMed Biologics, Inc	367,448
4,481,598		Taishin Financial Holdings Co Ltd	2,032,176
1,388,527		Taiwan Business Bank	573,325
1,996,005		Taiwan Cement Corp	2,714,860
3,812,050		Taiwan Cooperative Financial Holding	2,530,149
820,000		Taiwan High Speed Rail Corp	998,570
718,859		Taiwan Mobile Co Ltd	2,628,752
10,661,848		Taiwan Semiconductor Manufacturing Co Ltd	89,517,201
832,000	*	Tatung Co Ltd	642,115
2,075,908		Uni-President Enterprises Corp	4,933,762
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
5,091,452		United Microelectronics Corp	$2,220,117
357,000		Vanguard International Semiconductor Corp	793,263
133,000		Walsin Technology Corp	822,376
141,878		Win Semiconductors Corp	954,907
1,409,000		Winbond Electronics Corp	733,827
1,397,560		Wistron Corp	1,160,212
630,660		WPG Holdings Co Ltd	832,366
113,009		Yageo Corp	1,121,027
178,127		Zhen Ding Technology Holding Ltd	637,278
		TOTAL TAIWAN	271,405,221

THAILAND - 2.3%
429,500		Advanced Info Service PCL (Foreign)	2,558,083
1,887,000		Airports of Thailand PCL (Foreign)	4,033,330
84,948		Bangkok Bank PCL (Foreign)	556,557
1,807,400		Bangkok Dusit Medical Services PCL (Foreign)	1,443,655
3,345,300		Bangkok Expressway & Metro PCL	1,142,337
1,500,800		Banpu PCL (Foreign)	771,811
536,900		Berli Jucker PCL	866,688
2,674,600		BTS Group Holdings PCL	988,576
161,600		Bumrungrad Hospital PCL (Foreign)	895,950
592,300		Central Pattana PCL (Foreign)	1,401,904
1,525,280		Charoen Pokphand Foods PCL	1,278,034
2,097,255		CP Seven Eleven PCL (Foreign)	5,080,330
112,600		Delta Electronics Thai PCL	263,644
52,000		Electricity Generating PCL	482,177
509,100		Energy Absolute PCL (Foreign)	889,298
192,400		Glow Energy PCL (Foreign)	551,436
194,000		Gulf Energy Development PCL	635,377
1,731,126		Home Product Center PCL (Foreign)	851,837
742,978		Indorama Ventures PCL (Foreign)	1,065,540
4,606,200		IRPC PCL (Foreign)	815,163
760,149		Kasikornbank PCL (Foreign)	4,541,137
1,253,560		Krung Thai Bank PCL (Foreign)	742,547
829,800		Land and Houses PCL Co Reg	289,103
1,022,670		Minor International PCL (Foreign)	1,202,404
151,500		Muangthai Capital PCL	244,791
718,598		PTT Exploration & Production PCL (Foreign)	3,002,409
973,929		PTT Global Chemical PCL (Foreign)	2,099,765
4,722,300		PTT PCL (Foreign)	7,209,804
203,000		Robinson PCL	370,695
158,158		Siam Cement PCL (Foreign)	2,277,680
797,600		Siam Commercial Bank PCL (Foreign)	3,239,881
535,800		Thai Oil PCL (Foreign)	1,162,320
843,800		Thai Union Group PCL	499,671
4,334,800		TMB Bank PCL (Foreign)	274,189
4,393,148		True Corp PCL (Foreign)	709,246
		TOTAL THAILAND	54,437,369

TURKEY - 0.5%
1,294,394	*	Akbank TAS	1,330,768
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	301,715
70,521	*	Arcelik AS	217,070
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE
143,019		Aselsan Elektronik Sanayi Ve Ticaret AS	$490,767
94,832		BIM Birlesik Magazalar AS	1,319,915
618,256		Eregli Demir ve Celik Fabrikalari TAS	950,603
23,073		Ford Otomotiv Sanayi AS	203,952
334,438		Haci Omer Sabanci Holding AS	432,352
305,218		KOC Holding AS	828,660
394,114		Petkim Petrokimya Holding	295,662
67,697		TAV Havalimanlari Holding AS	287,362
54,813		Tupras Turkiye Petrol Rafine	1,133,691
206,559	*	Turk Hava Yollari	496,145
306,502		Turk Sise ve Cam Fabrikalari AS	313,607
483,253		Turkcell Iletisim Hizmet AS	1,013,519
1,044,070	*	Turkiye Garanti Bankasi AS	1,433,506
341,766		Turkiye Halk Bankasi AS	335,873
671,173	*	Turkiye Is Bankasi (Series C)	604,388
		TOTAL TURKEY	11,989,555

UNITED ARAB EMIRATES - 0.8%
1,202,866		Abu Dhabi Commercial Bank PJSC	3,235,032
1,740,643	*	Aldar Properties PJSC	844,304
758,668		DAMAC Properties Dubai Co PJSC	255,561
71,963		DP World Ltd	1,439,260
692,270	*	Dubai Islamic Bank PJSC	973,755
321,457	*	Emaar Development PJSC	343,060
905,813	*	Emaar Malls Group PJSC	429,867
1,541,491		Emaar Properties PJSC	2,019,926
783,710		Emirates Telecommunications Group Co PJSC	3,563,912
1,164,902	*	National Bank of Abu Dhabi PJSC	5,073,597
		TOTAL UNITED ARAB EMIRATES	18,178,274

UNITED KINGDOM - 0.2%
2,167,055		Old Mutual Ltd	3,485,697
		TOTAL UNITED KINGDOM	3,485,697

UNITED STATES - 2.0%
103,069		iShares MSCI South Korea Index Fund	6,336,682
395,000		Nexteer Automotive Group Ltd	619,378
923,314		Vanguard Emerging Markets ETF	40,081,060
		TOTAL UNITED STATES	47,037,120

		TOTAL COMMON STOCKS	2,389,024,219
		(Cost $1,928,244,024)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	590
		TOTAL PHILIPPINES	590

		TOTAL PREFERRED STOCKS	590
		(Cost $725)
306

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE
RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
49,742	Haitong Securities Co Ltd	$14,203
	TOTAL CHINA	14,203

INDIA - 0.0%
165,871	Bharti Airtel Ltd	239,210
	TOTAL INDIA	239,210

THAILAND - 0.0%
51,134	Minor International PCL	0
	TOTAL THAILAND	0

	TOTAL RIGHTS / WARRANTS	253,413
	(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.1%
$3,100,000		Federal Home Loan Bank (FHLB)	2.300%	05/01/19	3,100,000
		TOTAL GOVERNMENT AGENCY DEBT			3,100,000

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
31,769,815	c	State Street Navigator Securities Lending Government Money Market Portfolio			31,769,815
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			31,769,815

		TOTAL SHORT-TERM INVESTMENTS			34,869,815
		(Cost $34,869,815)

		TOTAL INVESTMENTS - 101.5%			2,424,148,037
		(Cost $1,963,114,564)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(35,435,497)
		NET ASSETS - 100.0%			$2,388,712,540

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,735,998.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $31,028,197 or 1.3% of net assets.
307

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$613,710,550	25.7%
INFORMATION TECHNOLOGY	347,149,536	14.5
CONSUMER DISCRETIONARY	319,372,315	13.4
COMMUNICATION SERVICES	293,749,230	12.3
ENERGY	185,516,676	7.8
MATERIALS	158,670,620	6.6
CONSUMER STAPLES	151,367,203	6.3
INDUSTRIALS	127,122,145	5.3
REAL ESTATE	73,023,772	3.1
HEALTH CARE	60,805,922	2.5
UTILITIES	58,790,253	2.5
SHORT-TERM INVESTMENTS	34,869,815	1.5
OTHER ASSETS & LIABILITIES, NET	(35,435,497)	(1.5)

NET ASSETS	$2,388,712,540	100.0%
308

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2019

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.5%

AUSTRALIA - 7.5%
527,205		AGL Energy Ltd	$8,270,972
1,933,519		Alumina Ltd	3,059,563
958,871		Amcor Ltd	10,838,927
2,397,806		AMP Ltd	3,843,526
968,926		APA Group (ASE)	6,577,235
459,162		Aristocrat Leisure Ltd	8,452,519
1,965,305		AusNet Services	2,460,534
2,338,935		Australia & New Zealand Banking Group Ltd	44,871,477
160,274		Australian Stock Exchange Ltd	8,420,519
989,098	*	AZ BGP Holdings	2,789
325,327	e	Bank of Queensland Ltd	2,126,211
418,666		Bendigo Bank Ltd	3,040,901
2,404,868		BHP Billiton Ltd	63,638,443
1,723,620		BHP Group plc	40,685,293
433,319		BlueScope Steel Ltd	4,117,739
920,082		Boral Ltd	3,150,030
1,294,272		Brambles Ltd	10,998,322
216,671		Caltex Australia Ltd	4,154,724
440,072		Challenger Financial Services Group Ltd	2,547,556
79,034		CIMIC Group Ltd	2,819,435
391,350		Coca-Cola Amatil Ltd	2,427,582
48,269		Cochlear Ltd	6,380,436
945,532	*	Coles Group Ltd	8,406,914
1,444,223		Commonwealth Bank of Australia	75,901,446
368,702		Computershare Ltd	4,638,362
332,703		Crown Resorts Ltd	3,118,760
370,732		CSL Ltd	51,999,529
812,942		Dexus Property Group	7,177,249
48,818		Domino’s Pizza Enterprises Ltd	1,479,837
49,011		Flight Centre Travel Group Ltd	1,327,665
1,285,980		Fortescue Metals Group Ltd	6,498,322
1,471,362		GPT Group (ASE)	5,951,741
465,431	e	Harvey Norman Holdings Ltd	1,368,428
1,380,732		Incitec Pivot Ltd	3,281,177
1,864,631		Insurance Australia Group Ltd	10,360,741
453,222		Lend Lease Corp Ltd	4,250,033
1,327,627		Macquarie Goodman Group	12,354,349
264,123		Macquarie Group Ltd	25,100,687
2,273,634		Medibank Pvt Ltd	4,582,198
2,928,500		Mirvac Group	5,862,533
2,229,358		National Australia Bank Ltd	39,805,250
635,354		Newcrest Mining Ltd	11,223,667
1,137,762		Oil Search Ltd	6,230,872
315,235		Orica Ltd	4,133,136
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,457,954		Origin Energy Ltd	$7,576,358
1,071,910		QBE Insurance Group Ltd	9,776,943
1,628,673		QR National Ltd	5,465,021
112,042		Ramsay Health Care Ltd	5,159,747
41,685		REA Group Ltd	2,349,138
301,404		Rio Tinto Ltd	20,315,333
943,737		Rio Tinto plc	55,056,738
1,463,772		Santos Ltd	7,407,576
4,286,198		Scentre Group	11,562,011
271,415		Seek Ltd	3,486,064
341,478		Sonic Healthcare Ltd	6,175,244
4,239,021		South32 Ltd	10,011,807
2,053,345		Stockland Trust Group	5,466,270
1,052,108		Suncorp-Metway Ltd	9,845,892
873,117		Sydney Airport	4,693,132
1,584,273		Tabcorp Holdings Ltd	5,349,595
3,399,587		Telstra Corp Ltd	8,097,281
293,144		TPG Telecom Ltd	1,392,930
2,191,805		Transurban Group (ASE)	20,755,150
595,389		Treasury Wine Estates Ltd	7,221,891
2,601,550		Vicinity Centres	4,665,448
88,192		Washington H Soul Pattinson & Co Ltd	1,430,392
921,947		Wesfarmers Ltd	23,401,121
2,803,709		Westpac Banking Corp	54,465,970
765,131		Woodside Petroleum Ltd	19,074,505
1,069,630		Woolworths Ltd	24,015,897
271,051		WorleyParsons Ltd	2,731,312
		TOTAL AUSTRALIA	874,886,395

AUSTRIA - 0.2%
59,071		Andritz AG.	2,820,996
249,873		Erste Bank der Oesterreichischen Sparkassen AG.	10,005,200
57,173	e	Oest Elektrizitatswirts AG. (Class A)	2,839,045
117,277		OMV AG.	6,290,635
119,916		Raiffeisen International Bank Holding AG.	3,198,430
97,633		Voestalpine AG.	3,141,248
		TOTAL AUSTRIA	28,295,554

BELGIUM - 1.0%
152,180		Ageas	8,042,018
621,794	e	Anheuser-Busch InBev S.A.	55,281,919
47,700		Colruyt S.A.	3,443,419
64,524		Groupe Bruxelles Lambert S.A.	6,178,831
203,588		KBC Groep NV	15,113,529
125,633	e	Proximus plc	3,518,617
59,009		Solvay S.A.	7,115,053
44,161		Telenet Group Holding NV	2,345,513
104,335		UCB S.A.	8,292,436
173,476	e	Umicore S.A.	6,732,213
		TOTAL BELGIUM	116,063,548

CHILE - 0.0%
332,444		Antofagasta plc	3,952,016
		TOTAL CHILE	3,952,016
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
CHINA - 0.1%
27,300	*	BeiGene Ltd (ADR)	$3,391,479
652,983	e	Minth Group Ltd	2,064,393
1,992,138		Yangzijiang Shipbuilding	2,303,294
		TOTAL CHINA	7,759,166

DENMARK - 1.7%
2,958		AP Moller - Maersk AS (Class A)	3,618,294
5,234	e	AP Moller - Maersk AS (Class B)	6,747,119
86,495		Carlsberg AS (Class B)	11,183,873
81,185		Christian Hansen Holding	8,295,566
95,918		Coloplast AS	10,361,200
588,475		Danske Bank AS	10,459,412
153,777		DSV AS	14,250,177
49,892	*	Genmab AS	8,282,478
59,125		H Lundbeck AS	2,492,619
139,834		ISS A.S.	4,354,657
1,483,816		Novo Nordisk AS	72,698,882
175,720		Novozymes AS	8,201,785
156,717	g	Orsted AS	11,998,105
95,498		Pandora AS	4,005,685
97,866		Tryg A.S.	2,995,156
161,481		Vestas Wind Systems AS	14,611,425
88,026	*	William Demant Holding A.S.	2,781,303
		TOTAL DENMARK	197,337,736

FINLAND - 1.1%
119,960		Elisa Oyj (Series A)	5,089,921
357,507		Fortum Oyj	7,582,906
277,426		Kone Oyj (Class B)	15,244,064
86,649		Metso Oyj	3,242,166
312,171		Neste Oil Oyj	10,318,087
4,623,445		Nokia Oyj (Turquoise)	24,294,411
95,975		Nokian Renkaat Oyj	3,217,061
2,506,981		Nordea Bank Abp	19,723,298
83,240		Orion Oyj (Class B)	2,775,595
359,377		Sampo Oyj (A Shares)	16,455,198
445,731		Stora Enso Oyj (R Shares)	5,550,917
437,378		UPM-Kymmene Oyj	12,349,285
354,746		Wartsila Oyj (B Shares)	5,680,357
		TOTAL FINLAND	131,523,266

FRANCE - 10.9%
150,249		Accor S.A.	6,329,587
23,519		Aeroports de Paris	4,791,117
349,210		Air Liquide	46,456,046
475,855		Airbus SE	65,158,659
130,570		Alstom RGPT	5,744,710
49,981	g	Amundi S.A.	3,595,993
57,982		Arkema	5,953,393
76,944	e	Atos Origin S.A.	7,933,755
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,588,167	e	AXA S.A.	$42,350,932
34,804		BioMerieux	2,764,279
920,723		BNP Paribas	49,012,932
720,376		Bollore	3,426,675
173,081	e	Bouygues S.A.	6,515,179
215,629		Bureau Veritas S.A.	5,465,912
131,321		Cap Gemini S.A.	15,936,363
490,619		Carrefour S.A.	9,558,338
45,877	e	Casino Guichard Perrachon S.A.	1,878,132
138,933	e	CNP Assurances	3,281,702
405,386		Compagnie de Saint-Gobain	16,620,806
927,884		Credit Agricole S.A.	12,741,744
501,170		Danone	40,517,073
2,089		Dassault Aviation S.A.	3,160,739
107,177		Dassault Systemes S.A.	16,972,868
192,680		Edenred	9,084,428
63,672		Eiffage S.A.	6,648,070
483,280		Electricite de France	6,979,498
236,210	*	Essilor International S.A.	28,779,495
37,069		Eurazeo	2,909,351
142,842		Eutelsat Communications	2,581,559
62,072		Faurecia	3,158,317
38,923		Fonciere Des Regions	4,212,810
1,502,010		Gaz de France	22,293,589
38,288		Gecina S.A.	5,720,758
389,080		Groupe Eurotunnel S.A.	6,262,606
25,851		Hermes International	18,187,894
26,522		Icade	2,266,728
22,906		Iliad S.A.	2,333,596
27,603		Imerys S.A.	1,469,959
50,082		Ingenico	4,226,928
31,095		Ipsen	3,631,582
61,244		JC Decaux S.A.	2,005,786
61,881		Kering	36,618,353
167,090		Klepierre	5,937,379
214,336		Legrand S.A.	15,765,033
206,743	e	L’Oreal S.A.	56,865,173
226,837		LVMH Moet Hennessy Louis Vuitton S.A.	89,060,084
139,316		Michelin (C.G.D.E.) (Class B)	18,015,024
808,773		Natixis	4,765,889
1,621,884		Orange S. A.	25,347,698
174,387		Pernod-Ricard S.A.	30,407,333
478,548		Peugeot S.A.	12,546,991
174,497		Publicis Groupe S.A.	10,371,461
19,020		Remy Cointreau S.A.	2,534,342
156,155		Renault S.A.	10,653,891
256,312		Rexel S.A.	3,445,832
270,768		Safran S.A.	39,467,465
920,145	e	Sanofi-Aventis	80,281,977
22,817		Sartorius Stedim Biotech	3,099,112
449,382		Schneider Electric S.A.	38,033,885
134,368		SCOR SE	5,485,518
19,514		SEB S.A.	3,575,184
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
22,183		Societe BIC S.A.	$1,910,985
623,827		Societe Generale	19,782,499
72,169		Sodexho Alliance S.A.	8,276,605
303,236	e	Suez Environnement S.A.	4,259,874
46,697	*	Teleperformance	8,977,062
86,420		Thales S.A.	10,325,244
1,973,132		Total S.A.	109,687,908
69,805	*	Ubisoft Entertainment	6,669,044
110,950		Unibail-Rodamco-Westfield	19,070,673
1,948		Unibail-Rodamco-Westfield (Paris)	334,833
195,405	e	Valeo S.A.	7,107,412
436,923	e	Veolia Environnement	10,334,306
414,768	e	Vinci S.A.	41,890,020
856,962	e	Vivendi Universal S.A.	24,874,047
24,007		Wendel	3,325,206
		TOTAL FRANCE	1,278,023,230

GERMANY - 8.7%
147,700		Adidas-Salomon AG.	38,045,745
347,576		Allianz AG.	84,014,025
643,801		Aroundtown S.A.	5,230,578
39,195	e	Axel Springer AG.	2,219,988
750,171		BASF SE	61,244,665
761,766		Bayer AG.	50,699,929
269,802		Bayerische Motoren Werke AG.	23,016,384
46,342		Bayerische Motoren Werke AG. (Preference)	3,426,561
80,248		Beiersdorf AG.	8,780,799
123,279		Brenntag AG.	6,645,246
826,698	*	Commerzbank AG.	7,451,354
88,672		Continental AG.	14,709,865
158,486	g	Covestro AG.	8,708,424
743,661	*	Daimler AG. (Registered)	48,810,915
74,666	*,g	Delivery Hero AG.	3,441,100
401,031		Deutsche Annington Immobilien SE	20,042,120
1,605,977		Deutsche Bank AG. (Registered)	13,317,521
154,808		Deutsche Boerse AG.	20,685,810
201,732		Deutsche Lufthansa AG.	4,880,650
808,299	*	Deutsche Post AG.	28,096,816
2,716,856		Deutsche Telekom AG.	45,520,650
294,629		Deutsche Wohnen AG.	13,271,697
45,638	e	Drillisch AG.	1,701,476
1,819,599		E.ON AG.	19,563,826
136,649		Evonik Industries AG.	4,079,336
34,500		Fraport AG. Frankfurt Airport Services Worldwide	2,871,956
175,433		Fresenius Medical Care AG.	14,786,095
341,249		Fresenius SE	19,405,088
56,680		Fuchs Petrolub AG. (Preference)	2,471,407
129,519	e	GEA Group AG.	3,628,821
47,970		Hannover Rueckversicherung AG.	7,243,939
119,877		HeidelbergCement AG.	9,700,454
85,540		Henkel KGaA	8,156,997
145,277		Henkel KGaA (Preference)	14,703,955
20,393		Hochtief AG.	3,048,933
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
52,623		Hugo Boss AG.	$3,676,988
927,760		Infineon Technologies AG.	21,993,104
112,332	*,g	Innogy SE	5,214,794
57,213		KION Group AG.	3,935,832
69,086		Lanxess AG.	4,000,691
104,552		Merck KGaA	11,144,249
156,351		Metro Wholesale & Food Specialist AG.	2,656,640
43,322		MTU Aero Engines Holding AG.	10,220,946
122,355	*	Muenchener Rueckver AG.	30,448,511
85,857	e	Osram Licht AG.	2,953,051
127,686		Porsche AG.	8,876,429
181,757		ProSiebenSat. Media AG.	2,873,315
6,790		Puma AG. Rudolf Dassler Sport	4,200,041
426,105		RWE AG.	10,929,610
803,100		SAP AG.	103,526,255
29,436		Sartorius AG.	5,404,569
625,191		Siemens AG.	74,961,787
122,194	g	Siemens Healthineers AG.	5,230,420
98,559		Symrise AG.	9,473,606
633,408		Telefonica Deutschland Holding AG.	2,057,407
349,093	e	ThyssenKrupp AG.	4,921,733
364,675		TUI AG. (DI)	4,060,815
164,482		Uniper SE	4,990,946
101,361		United Internet AG.	4,075,206
27,245		Volkswagen AG.	4,884,945
151,205		Volkswagen AG. (Preference)	26,400,709
95,104		Wirecard AG.	14,367,113
93,008	*,g	Zalando SE	4,375,090
		TOTAL GERMANY	1,015,477,927

HONG KONG - 3.7%
9,862,138		AIA Group Ltd	100,982,727
256,912		ASM Pacific Technology	2,979,928
1,164,821		Bank of East Asia Ltd	3,676,764
3,002,544		BOC Hong Kong Holdings Ltd	13,458,025
2,121,303		CK Asset Holdings Ltd	17,056,419
2,204,099		CK Hutchison Holdings Ltd	23,173,697
516,869		CK Infrastructure Holdings Ltd	4,191,560
1,347,959		CLP Holdings Ltd	15,298,880
268,815		Dairy Farm International Holdings Ltd	2,105,789
653,832		Hang Lung Group Ltd	1,949,992
1,672,971		Hang Lung Properties Ltd	3,937,715
621,468		Hang Seng Bank Ltd	16,328,210
1,106,462		Henderson Land Development Co Ltd	6,819,292
2,034,127		HK Electric Investments & HK Electric Investments Ltd	1,993,315
2,960,931		HKT Trust and HKT Ltd	4,589,654
7,515,269		Hong Kong & China Gas Ltd	17,940,886
1,109,985		Hong Kong Electric Holdings Ltd	7,742,334
966,231		Hong Kong Exchanges and Clearing Ltd	33,565,710
931,255		Hongkong Land Holdings Ltd	6,501,927
530,727		Hysan Development Co Ltd	2,974,583
179,261		Jardine Matheson Holdings Ltd	11,800,764
183,750		Jardine Strategic Holdings Ltd	6,951,107
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
563,448		Kerry Properties Ltd	$2,411,764
1,714,107		Link REIT	20,027,550
204,645		Melco Crown Entertainment Ltd (ADR)	5,136,590
1,229,897		MTR Corp	7,327,024
5,146,049		New World Development Co Ltd	8,525,513
1,243,078		NWS Holdings Ltd	2,585,015
3,698,780		PCCW Ltd	2,230,289
929,834		Shangri-La Asia Ltd	1,318,303
2,638,781		Sino Land Co	4,641,761
1,733,375		SJM Holdings Ltd	2,095,988
1,300,019		Sun Hung Kai Properties Ltd	22,436,169
412,946		Swire Pacific Ltd (Class A)	5,229,325
972,454		Swire Properties Ltd	3,957,218
1,122,431		Techtronic Industries Co	8,122,471
7,450,186	g	WH Group Ltd	8,815,157
1,037,048		Wharf Holdings Ltd	2,980,441
1,006,914		Wharf Real Estate Investment Co Ltd	7,717,273
691,194		Wheelock & Co Ltd	4,925,734
609,957		Yue Yuen Industrial Holdings	1,970,148
		TOTAL HONG KONG	428,473,011

IRELAND - 0.6%
105,158	*	AerCap Holdings NV	5,220,043
714,627		AIB Group plc	3,320,064
784,470		Bank of Ireland Group plc	5,014,735
670,199		CRH plc	22,545,967
67,097	*,†	Irish Bank Resolution Corp Ltd	0
368,158		James Hardie Industries NV	5,008,896
129,453		Kerry Group plc (Class A)	14,490,417
128,581		Kingspan Group plc	6,760,870
64,307		Paddy Power plc	5,386,427
39,474	*	Ryanair Holdings plc	528,411
14,431	*	Ryanair Holdings plc (ADR)	1,120,423
183,558		Smurfit Kappa Group plc	5,382,716
		TOTAL IRELAND	74,778,969

ISRAEL - 0.5%
36,426		Azrieli Group	2,075,288
871,237		Bank Hapoalim Ltd	6,413,882
1,246,297		Bank Leumi Le-Israel	8,534,568
1,759,846		Bezeq Israeli Telecommunication Corp Ltd	1,203,861
100,461	*	Check Point Software Technologies	12,131,670
18,335		Elbit Systems Ltd	2,555,891
557,883		Israel Chemicals Ltd	2,962,240
118,986		Mizrahi Tefahot Bank Ltd	2,575,700
49,085	*	Nice Systems Ltd	6,761,737
802,970	*	Teva Pharmaceutical Industries Ltd (ADR)	12,221,203
36,647	*	Wix.com Ltd	4,916,562
		TOTAL ISRAEL	62,352,602

ITALY - 2.0%
968,569		Assicurazioni Generali S.p.A.	18,792,215
402,551		Autostrade S.p.A.	10,989,936
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
12,153,075		Banca Intesa S.p.A.	$31,841,255
483,772		Davide Campari-Milano S.p.A	4,880,283
6,676,168		Enel S.p.A.	42,274,577
2,074,065		ENI S.p.A.	35,344,430
101,090		Ferrari NV	13,710,993
344,134		Finmeccanica S.p.A.	3,979,844
510,132		Mediobanca S.p.A.	5,407,045
145,775		Moncler S.p.A	5,993,432
320,062	*,g	Pirelli & C S.p.A	2,339,771
425,282	g	Poste Italiane S.p.A	4,545,164
202,791	*	Prysmian S.p.A.	3,915,586
88,137		Recordati S.p.A.	3,561,417
1,809,080		Snam Rete Gas S.p.A.	9,209,817
5,218,227		Telecom Italia RSP	2,724,814
9,247,679	*	Telecom Italia S.p.A.	5,176,621
1,121,312		Terna Rete Elettrica Nazionale S.p.A.	6,726,931
1,624,444		UniCredit S.p.A.	22,488,972
		TOTAL ITALY	233,903,103

JAPAN - 23.2%
26,383		ABC-Mart, Inc	1,639,700
341,074		Acom Co Ltd	1,198,566
493,945		Aeon Co Ltd	9,131,340
100,873		AEON Financial Service Co Ltd	2,094,277
78,514		Aeon Mall Co Ltd	1,205,420
128,173		Air Water, Inc	1,955,105
127,021		Aisin Seiki Co Ltd	4,913,795
357,088		Ajinomoto Co, Inc	5,777,512
146,861		Alfresa Holdings Corp	4,097,999
91,380		All Nippon Airways Co Ltd	3,198,000
181,480	h	Alps Electric Co Ltd	3,838,078
275,396		Amada Co Ltd	3,087,214
94,388		Aozora Bank Ltd	2,306,232
291,821		Asahi Breweries Ltd	12,724,351
146,773		Asahi Glass Co Ltd	5,007,572
82,100		Asahi Intecc Co Ltd	4,159,101
1,028,065		Asahi Kasei Corp	10,595,610
690,899		Ashikaga Holdings Co Ltd	1,761,508
135,191		Asics Corp	1,665,523
1,532,161	h	Astellas Pharma, Inc	20,751,388
46,899		Bank of Kyoto Ltd	2,032,346
62,434		Benesse Holdings Inc	1,726,165
1,509		BLife Investment Corp	3,465,083
495,112		Bridgestone Corp	19,641,279
183,761		Brother Industries Ltd	3,628,355
70,889		Calbee, Inc	1,962,941
810,077		Canon, Inc	22,478,068
167,243		Casio Computer Co Ltd	2,106,626
117,971	h	Central Japan Railway Co	25,368,406
40,016		Century Leasing System, Inc	1,850,742
506,843		Chiba Bank Ltd	2,662,154
487,772		Chubu Electric Power Co, Inc	7,092,953
181,348		Chugai Pharmaceutical Co Ltd	11,500,432
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
234,003	e	Chugoku Electric Power Co, Inc	$2,793,903
109,164		Coca-Cola West Japan Co Ltd	2,695,479
906,123		Concordia Financial Group Ltd	3,537,593
126,221		Credit Saison Co Ltd	1,614,943
80,400		CyberAgent, Inc	3,222,769
205,533		Dai Nippon Printing Co Ltd	4,878,949
208,931		Daicel Chemical Industries Ltd	2,343,924
81,489		Daifuku Co Ltd	5,013,258
877,146		Dai-ichi Mutual Life Insurance Co	12,661,437
460,430		Daiichi Sankyo Co Ltd	22,765,699
202,680		Daikin Industries Ltd	25,805,111
59,159		Daito Trust Construction Co Ltd	7,921,589
457,094		Daiwa House Industry Co Ltd	12,812,115
1,306,872		Daiwa Securities Group, Inc	6,083,268
98,517		Dena Co Ltd	1,538,519
354,453	h	Denso Corp	15,487,821
180,447	h	Dentsu, Inc	7,383,927
22,985		Disco Corp	3,977,480
100,293	h	Don Quijote Co Ltd	6,463,309
248,681	h	East Japan Railway Co	23,436,154
205,896		Eisai Co Ltd	11,989,462
117,149		Electric Power Development Co	2,723,179
202,744		FamilyMart Co Ltd	5,406,488
158,329	h	Fanuc Ltd	29,746,127
47,960	h	Fast Retailing Co Ltd	27,749,194
97,499		Fuji Electric Holdings Co Ltd	3,456,437
500,096		Fuji Heavy Industries Ltd	12,254,823
314,386		Fujifilm Holdings Corp	14,686,940
159,812		Fujitsu Ltd	11,732,532
134,993		Fukuoka Financial Group, Inc	3,151,043
38,600		Growell Holdings Co Ltd	1,521,527
201,981		Hakuhodo DY Holdings, Inc	3,415,077
119,066		Hamamatsu Photonics KK	4,846,156
191,037		Hankyu Hanshin Holdings, Inc	7,142,306
16,983		Hikari Tsushin, Inc	3,148,797
214,437		Hino Motors Ltd	2,032,966
24,967		Hirose Electric Co Ltd	2,893,670
50,045		Hisamitsu Pharmaceutical Co, Inc	2,128,661
81,182		Hitachi Chemical Co Ltd	2,165,274
86,737		Hitachi Construction Machinery Co Ltd	2,329,198
58,796		Hitachi High-Technologies Corp	2,620,652
785,055		Hitachi Ltd	26,109,536
187,846	h	Hitachi Metals Ltd	2,171,278
1,333,025	h	Honda Motor Co Ltd	37,195,305
43,592		Hoshizaki Electric Co Ltd	2,826,179
311,596	h	Hoya Corp	22,007,284
242,655		Hulic Co Ltd	2,093,424
179,892		Idemitsu Kosan Co Ltd	5,845,049
119,263		Iida Group Holdings Co Ltd	2,020,967
814,917		Inpex Holdings, Inc	7,928,177
268,651		Isetan Mitsukoshi Holdings Ltd	2,560,942
118,338		Ishikawajima-Harima Heavy Industries Co Ltd	2,825,133
441,364		Isuzu Motors Ltd	6,356,851
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,107,032	h	Itochu Corp	$19,974,675
202,540		J Front Retailing Co Ltd	2,474,812
92,757		Japan Airlines Co Ltd	3,025,119
38,345		Japan Airport Terminal Co Ltd	1,621,550
315,832	h	Japan Post Bank Co Ltd	3,477,413
1,302,064		Japan Post Holdings Co Ltd	14,582,651
666		Japan Prime Realty Investment Corp	2,662,770
1,073		Japan Real Estate Investment Corp	5,947,808
2,114		Japan Retail Fund Investment Corp	4,039,494
905,870	h	Japan Tobacco, Inc	20,932,498
406,507	h	JFE Holdings, Inc	6,995,110
167,407		JGC Corp	2,412,076
158,198		JSR Corp	2,413,865
179,632		JTEKT Corp	2,317,199
2,617,900		JX Holdings, Inc	12,736,577
375,610	h	Kajima Corp	5,574,839
114,445		Kakaku.com, Inc	2,357,854
91,755		Kamigumi Co Ltd	2,191,900
41,294		Kaneka Corp	1,594,553
586,048	h	Kansai Electric Power Co, Inc	7,090,158
147,383		Kansai Paint Co Ltd	2,810,058
399,510	h	Kao Corp	30,841,148
117,100		Kawasaki Heavy Industries Ltd	2,735,805
1,452,732	h	KDDI Corp	33,481,903
79,738		Keihan Electric Railway Co Ltd	3,395,725
171,534		Keihin Electric Express Railway Co Ltd	2,930,811
85,146		Keio Corp	5,141,048
104,416		Keisei Electric Railway Co Ltd	3,662,459
79,511	h	Keyence Corp	49,677,950
119,960		Kikkoman Corp	5,585,957
141,862	h	Kintetsu Corp	6,305,558
673,578	h	Kirin Brewery Co Ltd	15,322,865
38,064		Kobayashi Pharmaceutical Co Ltd	3,035,575
236,705		Kobe Steel Ltd	1,812,681
87,897	h	Koito Manufacturing Co Ltd	5,263,334
748,134		Komatsu Ltd	19,324,598
78,656		Konami Corp	3,581,655
381,484		Konica Minolta Holdings, Inc	3,830,721
23,963		Kose Corp	4,488,889
806,875		Kubota Corp	12,284,871
271,856		Kuraray Co Ltd	3,652,587
82,786		Kurita Water Industries Ltd	2,155,015
261,650	h	Kyocera Corp	17,003,180
212,094		Kyowa Hakko Kogyo Co Ltd	4,125,923
314,233		Kyushu Electric Power Co, Inc	3,043,096
133,421		Kyushu Railway Co	4,347,420
43,458		Lawson, Inc	2,029,059
58,526	*,e	LINE Corp	1,960,880
186,809		Lion Corp	3,845,332
208,746		LIXIL Group Corp	2,727,157
345,962		M3, Inc	6,176,002
177,646		Makita Corp	6,481,132
1,268,319		Marubeni Corp	9,088,249
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
148,742		Marui Co Ltd	$3,025,567
48,180		Maruichi Steel Tube Ltd	1,332,023
454,157		Mazda Motor Corp	5,374,927
57,911		McDonald’s Holdings Co Japan Ltd	2,681,773
143,548		Mediceo Paltac Holdings Co Ltd	3,227,865
100,477		MEIJI Holdings Co Ltd	7,920,196
317,672		Minebea Co Ltd	5,665,555
234,506		MISUMI Group, Inc	6,123,207
1,056,995	h	Mitsubishi Chemical Holdings Corp	7,536,001
1,103,355	h	Mitsubishi Corp	30,394,865
1,489,111	h	Mitsubishi Electric Corp	21,309,077
952,900		Mitsubishi Estate Co Ltd	16,113,482
134,404		Mitsubishi Gas Chemical Co, Inc	2,017,786
251,048	h	Mitsubishi Heavy Industries Ltd	10,462,434
85,717		Mitsubishi Materials Corp	2,229,426
563,278		Mitsubishi Motors Corp	3,163,110
9,615,692	h	Mitsubishi UFJ Financial Group, Inc	47,708,498
317,137		Mitsubishi UFJ Lease & Finance Co Ltd	1,617,058
1,344,677		Mitsui & Co Ltd	21,749,594
157,510		Mitsui Chemicals, Inc	3,871,895
725,796	h	Mitsui Fudosan Co Ltd	16,810,832
98,321		Mitsui OSK Lines Ltd	2,502,605
383,009		Mitsui Sumitomo Insurance Group Holdings, Inc	11,905,334
267,309		Mitsui Trust Holdings, Inc	9,326,722
19,720,426	h	Mizuho Financial Group, Inc	30,797,930
100,700		MonotaRO Co Ltd	2,318,874
439,038		Murata Manufacturing Co Ltd	22,045,700
89,577		Nabtesco Corp	2,746,780
149,821		Nagoya Railroad Co Ltd	4,060,894
162,998		Namco Bandai Holdings, Inc	7,814,261
210,025		NEC Corp	7,093,184
361,989	*	Nexon Co Ltd	5,152,985
215,638		NGK Insulators Ltd	3,203,042
123,775		NGK Spark Plug Co Ltd	2,413,368
182,391	h	Nidec Corp	26,052,467
273,626		Nikon Corp	3,815,929
92,578	h	Nintendo Co Ltd	31,885,301
1,102	h	Nippon Building Fund, Inc	7,096,225
75,395	h	Nippon Electric Glass Co Ltd	2,071,779
59,290		Nippon Express Co Ltd	3,260,563
75,805		Nippon Meat Packers, Inc	3,055,041
120,339		Nippon Paint Co Ltd	4,583,260
1,413		Nippon ProLogis REIT, Inc	3,034,382
658,646		Nippon Steel Corp	11,781,056
527,313	h	Nippon Telegraph & Telephone Corp	21,940,648
129,390		Nippon Yusen Kabushiki Kaisha	2,211,003
106,174	h	Nissan Chemical Industries Ltd	4,730,211
1,892,888	h	Nissan Motor Co Ltd	15,196,181
169,210		Nisshin Seifun Group, Inc	3,945,604
54,660		Nissin Food Products Co Ltd	3,617,480
64,071		Nitori Co Ltd	7,643,835
131,257		Nitto Denko Corp	7,096,703
258,675		NKSJ Holdings, Inc	9,763,212
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
2,793,352		Nomura Holdings, Inc	$10,576,240
106,874		Nomura Real Estate Holdings, Inc	2,272,702
3,177		Nomura Real Estate Master Fund, Inc	4,655,043
94,191		Nomura Research Institute Ltd	4,610,548
297,027		NSK Ltd	3,087,197
503,808		NTT Data Corp	5,874,903
1,089,397	h	NTT DoCoMo, Inc	23,656,884
518,782		Obayashi Corp	5,099,939
53,786		Obic Co Ltd	6,244,304
241,660		Odakyu Electric Railway Co Ltd	5,692,302
701,443		OJI Paper Co Ltd	4,208,987
943,968		Olympus Corp	10,594,725
154,299		Omron Corp	8,288,022
313,080		Ono Pharmaceutical Co Ltd	5,881,278
33,089		Oracle Corp Japan	2,268,836
163,180		Oriental Land Co Ltd	18,049,157
1,085,230	h	ORIX Corp	15,373,186
299,295		Osaka Gas Co Ltd	5,536,632
425,663	h	Osaka Securities Exchange Co Ltd	6,950,907
88,973	h	Otsuka Corp	3,499,577
317,985		Otsuka Holdings KK	11,367,829
1,806,398	h	Panasonic Corp	16,633,661
98,034		Park24 Co Ltd	2,062,586
97,300		Pigeon Corp	4,165,962
78,656		Pola Orbis Holdings, Inc	2,482,841
695,097		Rakuten, Inc	7,776,402
899,073	h	Recruit Holdings Co Ltd	27,074,558
695,599	*	Renesas Electronics Corp	3,725,409
1,668,834		Resona Holdings, Inc	7,084,399
535,780		Ricoh Co Ltd	5,420,460
28,218		Rinnai Corp	1,903,698
76,214		Rohm Co Ltd	5,620,045
19,469		Ryohin Keikaku Co Ltd	3,713,594
37,853		Sankyo Co Ltd	1,494,941
292,643		Santen Pharmaceutical Co Ltd	4,470,327
197,618		SBI Holdings, Inc	4,237,203
171,465		Secom Co Ltd	14,425,569
147,383		Sega Sammy Holdings, Inc	1,866,808
182,975		Seibu Holdings, Inc	2,978,551
220,057		Seiko Epson Corp	3,529,497
316,887		Sekisui Chemical Co Ltd	5,087,144
495,872		Sekisui House Ltd	7,995,078
610,288		Seven & I Holdings Co Ltd	21,120,415
478,776		Seven Bank Ltd	1,302,475
76,802		SG Holdings Co Ltd	2,056,677
164,815		Sharp Corp	1,838,592
183,365		Shimadzu Corp	4,918,448
18,878		Shimamura Co Ltd	1,407,619
59,910		Shimano, Inc	8,805,772
441,050		Shimizu Corp	3,777,713
295,601		Shin-Etsu Chemical Co Ltd	28,000,649
134,896		Shinsei Bank Ltd	1,881,031
225,280	h	Shionogi & Co Ltd	13,159,281
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
310,830	h	Shiseido Co Ltd	$24,449,256
356,548		Shizuoka Bank Ltd	2,739,664
107,492		Showa Denko KK	3,669,782
46,691		SMC Corp	19,501,182
1,360,500	e	Softbank Corp	16,016,216
674,636	h	Softbank Group Corp	71,532,548
58,206		Sohgo Security Services Co Ltd	2,600,712
1,037,545	h	Sony Corp	52,259,170
147,579		Sony Financial Holdings, Inc	3,034,379
109,529		Stanley Electric Co Ltd	2,969,665
176,833	h	Start Today Co Ltd	3,141,163
185,799		Sumco Corp	2,451,032
1,188,494		Sumitomo Chemical Co Ltd	5,929,397
901,726		Sumitomo Corp	12,924,281
130,965		Sumitomo Dainippon Pharma Co Ltd	2,893,421
602,283		Sumitomo Electric Industries Ltd	8,013,787
91,117		Sumitomo Heavy Industries Ltd	3,239,875
186,245		Sumitomo Metal Mining Co Ltd	5,858,123
1,087,462	h	Sumitomo Mitsui Financial Group, Inc	39,525,113
289,845		Sumitomo Realty & Development Co Ltd	10,715,586
148,933		Sumitomo Rubber Industries, Inc	1,831,330
61,057		Sundrug Co Ltd	1,636,969
117,150	h	Suntory Beverage & Food Ltd	5,180,275
61,352		Suzuken Co Ltd	3,537,580
280,440		Suzuki Motor Corp	12,797,501
139,625	h	Sysmex Corp	8,000,800
444,649		T&D Holdings, Inc	4,816,033
95,298		Taiheiyo Cement Corp	3,073,246
170,197		Taisei Corp	7,488,681
28,358		Taisho Pharmaceutical Holdings Co Ltd	2,623,120
117,058	h	Taiyo Nippon Sanso Corp	1,950,383
110,119		Takashimaya Co Ltd	1,238,200
1,211,473	h	Takeda Pharmaceutical Co Ltd	44,705,444
207,155		Tanabe Seiyaku Co Ltd	2,607,480
104,549		TDK Corp	9,159,962
154,560		Teijin Ltd	2,658,759
141,972		Temp Holdings Co Ltd	2,676,088
493,054		Terumo Corp	14,879,702
104,285		THK Co Ltd	2,757,695
152,190		Tobu Railway Co Ltd	4,309,448
87,942		Toho Co Ltd	3,693,062
63,220		Toho Gas Co Ltd	2,606,544
334,737		Tohoku Electric Power Co, Inc	3,831,859
530,243	h	Tokio Marine Holdings, Inc	26,864,907
1,218,318	*,h	Tokyo Electric Power Co, Inc	6,881,517
127,643		Tokyo Electron Ltd	20,261,208
318,405	h	Tokyo Gas Co Ltd	8,100,904
398,144		Tokyu Corp	6,499,933
505,824	h	Tokyu Fudosan Holdings Corp	2,853,781
205,490		Toppan Printing Co Ltd	3,335,319
1,115,461		Toray Industries, Inc	7,633,182
533,187		Toshiba Corp	17,766,603
214,830		Tosoh Corp	3,463,840
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
116,232		Toto Ltd	$4,926,819
118,024		Toyo Seikan Kaisha Ltd	2,366,525
72,799		Toyo Suisan Kaisha Ltd	2,779,782
58,599		Toyoda Gosei Co Ltd	1,219,868
121,033		Toyota Industries Corp	6,860,600
1,866,586	h	Toyota Motor Corp	115,561,165
169,344		Toyota Tsusho Corp	5,624,886
95,331		Trend Micro, Inc	4,765,776
31,659		Tsuruha Holdings, Inc	2,698,165
325,422		Uni-Charm Corp	10,739,514
2,324		United Urban Investment Corp	3,710,374
186,023		USS Co Ltd	3,570,863
132,877		West Japan Railway Co	9,882,577
2,277,319		Yahoo! Japan Corp	6,079,231
95,711		Yakult Honsha Co Ltd	6,534,719
514,040	e	Yamada Denki Co Ltd	2,436,769
166,162		Yamaguchi Financial Group, Inc	1,229,384
112,860	h	Yamaha Corp	5,859,963
229,879		Yamaha Motor Co Ltd	4,740,567
255,574		Yamato Transport Co Ltd	5,552,007
100,877		Yamazaki Baking Co Ltd	1,502,788
196,565		Yaskawa Electric Corp	7,317,681
194,573	h	Yokogawa Electric Corp	4,074,563
98,432	h	Yokohama Rubber Co Ltd	1,854,730
		TOTAL JAPAN	2,720,092,642

LUXEMBOURG - 0.3%
539,687		ArcelorMittal	11,741,472
9,177	e	Eurofins Scientific	4,202,404
55,050	e	Millicom International Cellular S.A.	3,219,984
30,422		RTL Group	1,714,223
300,455		SES Global S.A.	5,112,146
392,844		Tenaris S.A.	5,445,539
		TOTAL LUXEMBOURG	31,435,768

MACAU - 0.3%
1,938,361		Galaxy Entertainment Group Ltd	14,516,834
712,629		MGM China Holdings Ltd	1,471,127
1,959,267		Sands China Ltd	10,784,122
1,214,653		Wynn Macau Ltd	3,494,764
		TOTAL MACAU	30,266,847

MEXICO - 0.0%
187,728		Fresnillo plc	1,838,661
		TOTAL MEXICO	1,838,661

NETHERLANDS - 4.7%
340,443	e,g	ABN AMRO Group NV (ADR)	8,018,209
8,518	*,g	Adyen NV	6,942,153
1,483,933		Aegon NV	7,746,354
181,957		Akzo Nobel NV	15,460,073
335,199		ASML Holding NV	69,993,162
145,743		DSM NV	16,668,866
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
86,460		EXOR NV	$5,765,384
92,293		Heineken Holding NV	9,395,793
211,700	e	Heineken NV	22,886,324
3,182,825		ING Groep NV	40,612,929
970,391		Koninklijke Ahold Delhaize NV	23,387,961
2,680,865		Koninklijke KPN NV	8,239,247
758,160		Koninklijke Philips Electronics NV	32,558,212
57,697		Koninklijke Vopak NV	2,576,346
253,395		NN Group NV	11,058,064
280,857		NXP Semiconductors NV	29,664,116
96,999		Randstad Holdings NV	5,547,492
3,680,466		Royal Dutch Shell plc (A Shares)	117,264,902
3,058,621		Royal Dutch Shell plc (B Shares)	98,711,937
228,328		Wolters Kluwer NV	15,936,718
		TOTAL NETHERLANDS	548,434,242

NEW ZEALAND - 0.2%
601,236	*	a2 Milk Co Ltd	6,758,854
823,135		Auckland International Airport Ltd	4,382,098
482,472		Fisher & Paykel Healthcare Corp	5,104,001
763,101	e	Fletcher Building Ltd	2,629,127
1,002,289		Meridian Energy Ltd	2,722,600
334,633		Ryman Healthcare Ltd	2,717,497
1,541,298		Telecom Corp of New Zealand Ltd	3,781,843
		TOTAL NEW ZEALAND	28,096,020

NORWAY - 0.7%
88,296		Aker BP ASA	2,914,427
773,893		DNB NOR Holding ASA	14,881,344
170,460		Gjensidige Forsikring BA	3,314,747
1,090,394		Norsk Hydro ASA	4,696,417
666,059	e	Orkla ASA	5,227,588
363,933		PAN Fish ASA	7,895,707
84,663		Schibsted ASA (B Shares)	2,025,447
953,982		Statoil ASA	21,265,812
606,446		Telenor ASA	12,190,690
144,540		Yara International ASA	6,535,234
		TOTAL NORWAY	80,947,413

PORTUGAL - 0.2%
2,082,627		Energias de Portugal S.A.	7,902,875
406,337		Galp Energia SGPS S.A.	6,812,754
203,207		Jeronimo Martins SGPS S.A.	3,309,356
		TOTAL PORTUGAL	18,024,985

SINGAPORE - 1.3%
2,269,542		Ascendas REIT	5,013,353
2,298,237		CapitaCommercial Trust	3,283,481
2,041,926		CapitaLand Ltd	5,306,175
2,106,745		CapitaMall Trust	3,751,245
331,045		City Developments Ltd	2,178,996
1,725,829		ComfortDelgro Corp Ltd	3,418,320
1,464,505		DBS Group Holdings Ltd	30,455,018
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,895,284		Genting Singapore Ltd	$3,549,655
5,706,672		Golden Agri-Resources Ltd	1,213,363
85,744		Jardine Cycle & Carriage Ltd	2,240,523
1,204,965		Keppel Corp Ltd	6,004,827
2,617,203		Oversea-Chinese Banking Corp	23,314,688
877,845		SembCorp Industries Ltd	1,716,753
434,886		Singapore Airlines Ltd	3,098,706
538,325		Singapore Airport Terminal Services Ltd	2,070,417
682,560		Singapore Exchange Ltd	3,706,079
1,281,216	e	Singapore Press Holdings Ltd	2,367,939
1,211,271		Singapore Technologies Engineering Ltd	3,529,650
6,672,999		Singapore Telecommunications Ltd	15,421,369
1,875,564		Suntec Real Estate Investment Trust	2,551,135
1,089,188		United Overseas Bank Ltd	22,304,901
391,097		UOL Group Ltd	2,182,813
221,713		Venture Corp Ltd	2,780,537
1,554,756		Wilmar International Ltd	4,158,010
		TOTAL SINGAPORE	155,617,953

SOUTH AFRICA - 0.2%
864,891		Anglo American plc (London)	22,443,662
558,216		Investec plc	3,542,720
		TOTAL SOUTH AFRICA	25,986,382

SPAIN - 2.9%
207,190		ACS Actividades Construccion y Servicios S.A.	9,527,883
55,636	g	Aena S.A.	10,329,808
359,352		Amadeus IT Holding S.A.	28,639,146
5,455,166		Banco Bilbao Vizcaya Argentaria S.A.	33,172,037
4,508,640		Banco de Sabadell S.A.	5,249,566
13,291,384	e	Banco Santander S.A.	67,379,016
1,018,256		Bankia S.A.	2,820,227
525,672		Bankinter S.A.	4,201,800
2,940,301		CaixaBank S.A.	9,372,190
887,216		Corp Mapfre S.A.	2,665,363
190,859		Enagas	5,444,319
265,004		Endesa S.A.	6,611,416
405,853		Ferrovial S.A.	10,008,186
280,180		Gas Natural SDG S.A.	7,976,249
238,126		Grifols S.A.	6,617,830
5,067,845		Iberdrola S.A.	46,053,482
890,954	e	Industria De Diseno Textil S.A.	26,976,846
360,194		Red Electrica Corp S.A.	7,475,420
1,135,652		Repsol YPF S.A.	19,270,534
198,746		Siemens Gamesa Renewable Energy	3,569,568
3,817,881		Telefonica S.A.	31,831,016
		TOTAL SPAIN	345,191,902

SWEDEN - 2.4%
240,976	e	Alfa Laval AB	5,593,451
813,680		Assa Abloy AB	17,394,491
546,908	e	Atlas Copco AB (A Shares)	17,071,352
325,431	e	Atlas Copco AB (B Shares)	9,268,982
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
225,768	e	Boliden AB	$6,718,839
199,153		Electrolux AB (Series B)	4,880,906
312,077	*	Epiroc AB	3,088,241
536,653	*	Epiroc AB (Class A)	5,547,702
2,518,833		Ericsson (LM) (B Shares)	24,916,733
493,067		Essity AB	14,619,882
718,430	e	Hennes & Mauritz AB (B Shares)	12,535,848
215,249		Hexagon AB (B Shares)	11,759,523
340,839	e	Husqvarna AB (B Shares)	3,111,990
63,627	e	ICA Gruppen AB	2,301,309
138,768	e	Industrivarden AB	3,122,926
191,776	e	Investment AB Kinnevik (B Shares)	5,588,609
367,966		Investor AB (B Shares)	17,548,913
58,062		Lundbergs AB (B Shares)	1,985,842
149,003		Lundin Petroleum AB	4,852,462
918,048	e	Sandvik AB	17,000,763
249,851	e	Securitas AB (B Shares)	4,369,027
1,328,290		Skandinaviska Enskilda Banken AB (Class A)	12,681,984
288,780		Skanska AB (B Shares)	5,028,863
315,240		SKF AB (B Shares)	5,851,477
1,239,582		Svenska Handelsbanken AB	13,540,063
738,449		Swedbank AB (A Shares)	12,065,675
145,860		Swedish Match AB	7,112,071
417,923	e	Tele2 AB (B Shares)	5,583,257
2,264,630		TeliaSonera AB	9,648,513
1,271,775		Volvo AB (B Shares)	20,382,005
		TOTAL SWEDEN	285,171,699

SWITZERLAND - 9.0%
1,510,299	*	ABB Ltd	31,064,902
128,976		Adecco S.A.	7,410,055
357,294	*	Alcon, Inc	20,576,095
38,616		Baloise Holding AG.	6,620,376
1,765		Barry Callebaut AG.	3,236,205
422,551		Cie Financiere Richemont S.A.	30,889,468
152,323		Clariant AG.	3,133,958
163,018		Coca-Cola HBC AG.	5,838,535
2,092,727		Credit Suisse Group	27,830,946
28,436		Dufry Group	2,783,065
7,045		EMS-Chemie Holding AG.	4,266,374
30,011		Geberit AG.	12,583,877
7,525		Givaudan S.A.	19,484,517
9,194,163		Glencore Xstrata plc	36,478,373
395,696		Holcim Ltd	20,314,019
182,225		Julius Baer Group Ltd	8,802,356
44,338		Kuehne & Nagel International AG.	6,444,739
906		Lindt & Spruengli AG.	6,021,056
84		Lindt & Spruengli AG. (Registered)	6,372,442
60,158		Lonza Group AG.	18,578,542
2,501,083		Nestle S.A.	240,798,277
1,771,610		Novartis AG.	145,165,840
32,113		Pargesa Holding S.A.	2,523,726
14,027		Partners Group	10,580,070
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
44,569		Phonak Holding AG.	$9,002,141
574,025		Roche Holding AG.	151,464,123
33,431		Schindler Holding AG.	7,225,272
17,236		Schindler Holding AG. (Registered)	3,664,439
4,304		SGS S.A.	11,356,321
104,709		Sika AG.	16,043,725
556,210		STMicroelectronics NV	10,214,641
8,551		Straumann Holding AG.	6,910,664
24,598		Swatch Group AG.	7,507,036
45,059		Swatch Group AG. (Registered)	2,644,001
27,952	*	Swiss Life Holding	13,141,026
60,427		Swiss Prime Site AG.	4,852,550
247,667		Swiss Re Ltd	23,844,834
20,762	e	Swisscom AG.	9,674,141
50,496		Temenos Group AG.	8,399,891
3,154,014		UBS AG.	42,293,611
38,085		Vifor Pharma AG.	4,973,485
123,956		Zurich Financial Services AG.	39,513,173
		TOTAL SWITZERLAND	1,050,522,887

UNITED ARAB EMIRATES - 0.0%
85,358	e	NMC Health plc	3,152,089
		TOTAL UNITED ARAB EMIRATES	3,152,089

UNITED KINGDOM - 13.9%
793,179		3i Group plc	11,098,494
167,302		Admiral Group plc	4,819,015
394,571		Ashtead Group plc	10,956,146
289,060		Associated British Foods plc	9,655,289
1,036,869		AstraZeneca plc	77,246,534
787,351	g	Auto Trader Group plc	5,820,384
3,182,019		Aviva plc	17,870,623
231,691		Babcock International Group	1,590,478
2,627,154		BAE Systems plc	16,885,452
14,000,941		Barclays plc	30,046,089
812,271		Barratt Developments plc	6,390,007
97,660		Berkeley Group Holdings plc	4,790,869
16,380,381		BP plc	119,113,198
1,872,483		British American Tobacco plc	73,305,686
763,115		British Land Co plc	5,920,759
6,889,110		BT Group plc	20,557,194
270,462		Bunzl plc	8,157,430
329,421		Burberry Group plc	8,682,548
4,671,867		Centrica plc	6,494,677
843,326		CNH Industrial NV	9,168,541
174,468		Coca-Cola European Partners plc (Class A)	9,349,740
1,292,310		Compass Group plc	29,405,044
1,095,414	g	ConvaTec Group plc	1,984,006
102,760		Croda International plc	6,960,839
78,135		DCC plc	6,993,886
1,987,431		Diageo plc	83,785,565
1,095,101		Direct Line Insurance Group plc	4,712,273
133,559		easyJet plc	2,023,676
326

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
742,923		Experian Group Ltd	$21,625,679
897,054		Fiat DaimlerChrysler Automobiles NV	13,824,853
4,061,363		GlaxoSmithKline plc	83,433,460
1,285,333		Group 4 Securicor plc	3,632,749
457,648		GVC Holdings plc	3,905,318
609,450		Hammerson plc	2,564,176
227,065		Hargreaves Lansdown plc	6,707,247
16,364,831		HSBC Holdings plc	142,586,196
780,635		Imperial Tobacco Group plc	24,838,382
1,010,219		Informa plc	10,271,942
139,769		InterContinental Hotels Group plc	9,052,852
130,154		Intertek Group plc	9,103,465
3,009,053		ITV plc	5,373,068
1,390,044		J Sainsbury plc	4,038,405
579,249		John Wood Group plc	3,551,231
159,817		Johnson Matthey plc	6,971,922
1,696,006		Kingfisher plc	5,848,144
603,309		Land Securities Group plc	7,271,037
4,851,076		Legal & General Group plc	17,641,081
58,152,301		Lloyds TSB Group plc	47,558,991
255,588		London Stock Exchange Group plc	16,757,190
1,373,557		Marks & Spencer Group plc	5,123,721
638,490		Meggitt plc	4,543,382
3,977,130		Melrose Industries plc	10,523,280
578,189	g	Merlin Entertainments plc	2,764,952
284,113		Micro Focus International plc	7,201,996
292,311		Mondi plc	6,423,610
2,766,157		National Grid plc	30,305,819
115,355		Next plc	8,685,504
644,339		Pearson plc	6,980,053
262,897		Persimmon plc	7,679,969
2,119,162		Prudential plc	48,150,270
549,422		Reckitt Benckiser Group plc	44,451,774
814,303		RELX plc	18,657,767
801,709		RELX plc (London)	18,419,765
1,380,290		Rolls-Royce Group plc	16,529,710
98,000,590	*,h	Rolls-Royce Holdings plc	127,793
3,969,191		Royal Bank of Scotland Group plc	12,428,856
720,041		Royal Mail plc	2,375,843
844,797		RSA Insurance Group plc	5,988,859
873,133		Sage Group plc	8,276,557
106,624		Schroders plc	4,412,840
842,870		Scottish & Southern Energy plc	12,611,546
859,037		Segro plc	7,611,566
189,194		Severn Trent plc	5,036,061
710,949		Smith & Nephew plc	13,744,408
329,970		Smiths Group plc	6,569,554
440,094		St. James’s Place plc	6,458,524
2,284,122		Standard Chartered plc	20,884,122
2,080,849		Standard Life Aberdeen plc	7,581,613
2,694,299		Taylor Wimpey plc	6,387,662
8,027,534		Tesco plc	26,190,954
1,263,854	e	Unilever NV	76,468,930
327

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE
908,458		Unilever plc			$55,066,252
569,231		United Utilities Group plc			6,175,034
21,858,501		Vodafone Group plc			40,544,763
207,188		Weir Group plc			4,503,207
152,970		Whitbread plc			8,905,789
1,793,887		WM Morrison Supermarkets plc			5,056,288
1,020,743		WPP plc			12,736,620
		TOTAL UNITED KINGDOM			1,632,927,043

UNITED STATES - 0.2%
137,002		Carnival plc			7,263,108
190,296		Ferguson plc			13,542,584
189,946	*	QIAGEN NV (Turquoise)			7,354,872
		TOTAL UNITED STATES			28,160,564

		TOTAL COMMON STOCKS			11,438,693,620
		(Cost $9,925,528,223)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 7.2%

GOVERNMENT AGENCY DEBT - 0.9%
$103,500,000		Federal Home Loan Bank (FHLB)	2.350%	05/01/19	103,500,000
		TOTAL GOVERNMENT AGENCY DEBT			103,500,000

TREASURY DEBT - 1.0%
42,370,000		United States Treasury Bill	2.350-2.363	05/02/19	42,367,187
37,270,000		United States Treasury Bill	2.341-2.372	05/07/19	37,255,272
17,510,000		United States Treasury Bill	2.381	05/09/19	17,500,758
22,550,000		United States Treasury Bill	2.357-2.390	05/14/19	22,530,620
		TOTAL TREASURY DEBT			119,653,837

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.3%
627,595,004	a,c	State Street Navigator Securities Lending Government Money Market Portfolio			627,595,004
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			627,595,004

		TOTAL SHORT-TERM INVESTMENTS			850,748,841
		(Cost $850,748,885)

		TOTAL INVESTMENTS - 104.7%			12,289,442,461
		(Cost $10,776,277,108)
		OTHER ASSETS & LIABILITIES, NET - (4.7)%			(553,741,356)
		NET ASSETS - 100.0%			$11,735,701,105
328

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $599,798,006.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $94,123,530 or 0.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

Futures contracts outstanding as of April 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	2,112	06/21/19	$201,681,053	$202,435,200	$754,147
329

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,216,933,247	18.9%
INDUSTRIALS	1,678,605,898	14.3
CONSUMER STAPLES	1,328,201,889	11.3
CONSUMER DISCRETIONARY	1,290,916,136	11.0
HEALTH CARE	1,225,457,875	10.4
MATERIALS	847,038,757	7.2
INFORMATION TECHNOLOGY	750,031,763	6.4
ENERGY	653,189,881	5.6
COMMUNICATION SERVICES	621,343,170	5.3
REAL ESTATE	417,445,357	3.6
UTILITIES	409,529,647	3.5
SHORT-TERM INVESTMENTS	850,748,841	7.2
OTHER ASSETS & LIABILITIES, NET	(553,741,356)	(4.7)

NET ASSETS	$11,735,701,105	100.0%
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BONDS - 95.1%

CORPORATE BONDS - 50.0%

ARGENTINA - 1.0%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$1,608,425
ARS	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	48.750	07/07/20	631,813
	$1,950,000	g	YPF S.A.		6.950	07/21/27	1,657,890
	2,000,000	g	YPF S.A.		7.000	12/15/47	1,547,500
			TOTAL ARGENTINA				5,445,628

AZERBAIJAN - 0.5%
	2,250,000		State Oil Co of the Azerbaijan Republic		4.750	03/13/23	2,300,616
			TOTAL AZERBAIJAN				2,300,616

BAHRAIN - 0.5%
	2,300,000	g	Oil and Gas Holding Co BSCC		7.625	11/07/24	2,502,172
			TOTAL BAHRAIN				2,502,172

BRAZIL - 3.8%
	2,200,000	g	Banco BTG Pactual S.A.		7.750	02/15/29	2,244,000
	1,450,000	g	Banco Votorantim S.A.		8.250	N/A‡	1,464,500
	2,325,000	g	Klabin Finance S.A.		4.875	09/19/27	2,266,317
	1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,794,600
	914,108	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	870,688
	3,565,380	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	891,345
	527,012	†,g,j	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	2,635
	714,000	o	Oi S.A.		10.000	07/27/25	749,700
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,671,000
	1,625,000		Petrobras Global Finance BV		5.750	02/01/29	1,629,062
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,542,750
	2,000,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,193,020
	775,000	g	Suzano Austria GmbH		6.000	01/15/29	829,250
	1,525,000	g	Suzano Austria GmbH		7.000	03/16/47	1,694,290
			TOTAL BRAZIL				19,843,157

CHILE - 3.0%
	2,350,000	g	AES Gener S.A.		7.125	03/26/79	2,461,038
	2,850,000	g	Banco del Estado de Chile		2.668	01/08/21	2,822,384
	1,600,000	g	Celulosa Arauco y Constitucion S.A.		5.500	04/30/49	1,605,600
	1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,806,588
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,150,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375%	02/05/49	$2,153,225
2,100,000		Enel Chile S.A.	4.875	06/12/28	2,223,795
2,600,000	g	Latam Finance Ltd	7.000	03/01/26	2,661,750
		TOTAL CHILE			15,734,380

CHINA - 2.5%
2,100,000		China Evergrande Group	8.250	03/23/22	2,014,064
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,257,544
2,350,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,200,305
2,000,000		Shimao Property Holdings Ltd	5.200	01/30/25	1,958,632
2,200,000	g	Tencent Holdings Ltd	3.975	04/11/29	2,217,779
2,000,000		Vigorous Champion International Ltd	4.375	09/10/23	2,064,982
		TOTAL CHINA			12,713,306

COLOMBIA - 1.6%
2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,030,020
2,300,000		Ecopetrol S.A.	5.875	05/28/45	2,381,420
1,650,000	g	Millicom International Cellular S.A.	6.250	03/25/29	1,699,500
1,825,000	g	Termocandelaria Power Ltd	7.875	01/30/29	1,929,956
		TOTAL COLOMBIA			8,040,896

COSTA RICA - 0.2%
952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	959,140
		TOTAL COSTA RICA			959,140

DOMINICAN REPUBLIC - 0.5%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,610,250
		TOTAL DOMINICAN REPUBLIC			2,610,250

GHANA - 0.5%
1,000,000	g	Tullow Oil plc	6.250	04/15/22	1,007,500
1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,758,638
		TOTAL GHANA			2,766,138

GUATEMALA - 0.4%
2,200,000	g	Comcel Trust	6.875	02/06/24	2,277,000
		TOTAL GUATEMALA			2,277,000

INDIA - 3.1%
2,650,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,623,717
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,972,477
2,500,000	g	GMR Hyderabad International Airport Ltd	5.375	04/10/24	2,487,970
2,900,000	g	ICICI Bank Ltd	3.800	12/14/27	2,811,805
2,300,000		Indian Railway Finance Corp Ltd	3.835	12/13/27	2,243,926
2,800,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	2,814,078
		TOTAL INDIA			15,953,973

332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
INDONESIA - 4.1%
	$1,875,000	g	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	$2,012,430
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	836,098
	$2,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,928,000
	1,625,000	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,754,392
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,147,803
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,278,263
	1,700,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,717,000
	2,050,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,104,699
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,977,500
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,209,882
	2,203,400	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,195,516
			TOTAL INDONESIA			21,161,583

IRELAND - 0.5%
	675,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	700,312
	2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,001,980
			TOTAL IRELAND			2,702,292

ISRAEL - 1.0%
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	2,020,472
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,509,750
	1,450,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,493,500
			TOTAL ISRAEL			5,023,722

JAMAICA - 0.2%
	2,560,908	†,g,o	Digicel Group Two Ltd	9.125	04/01/24	819,491
			TOTAL JAMAICA			819,491

KAZAKHSTAN - 2.2%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,160,838
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,100,605
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,865,322
	3,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	3,192,765
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,718,370
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,447,884
			TOTAL KAZAKHSTAN			11,485,784

MACAU - 0.8%
	2,250,000		Sands China Ltd	5.400	08/08/28	2,380,666
	1,550,000	g	Wynn Macau Ltd	4.875	10/01/24	1,530,625
			TOTAL MACAU			3,911,291

MALAYSIA - 0.6%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,816,013
			TOTAL MALAYSIA			2,816,013
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
MEXICO - 4.7%
	$800,000	g	BBVA Bancomer S.A.	5.350%	11/12/29	$782,008
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,487,188
	2,161,501	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,161,501
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	N/A‡	2,099,000
	2,691,000	g	Mexico City Airport Trust	4.250	10/31/26	2,620,361
	2,300,000	g	Nemak SAB de C.V.	4.750	01/23/25	2,259,750
	7,000,000		Petroleos Mexicanos	4.875	01/18/24	6,964,300
	2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,966,230
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,836,375
			TOTAL MEXICO			23,176,713

MOROCCO - 0.6%
	2,800,000	g	OCP S.A.	6.875	04/25/44	3,045,400
			TOTAL MOROCCO			3,045,400

NETHERLANDS - 0.5%
	2,300,000	g	GTH Finance BV	7.250	04/26/23	2,492,105
			TOTAL NETHERLANDS			2,492,105

NIGERIA - 0.5%
	2,300,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,385,459
			TOTAL NIGERIA			2,385,459

PANAMA - 1.4%
	2,500,000	g	Banco General S.A.	4.125	08/07/27	2,462,500
	2,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,353,935
	2,200,000	g	Global Bank Corp	5.250	04/16/29	2,235,750
			TOTAL PANAMA			7,052,185

PERU - 2.8%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,762,740
	$1,050,000	g	Consorcio Transmantaro SA	4.700	04/16/34	1,072,313
	1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,720,688
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,305,198
	2,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,960,000
	2,200,000	g	Peru LNG Srl	5.375	03/22/30	2,327,600
	2,000,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,112,000
			TOTAL PERU			14,260,539

RUSSIA - 2.0%
	2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,929,980
	1,800,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500	10/05/27	1,480,118
	2,225,000	g	Evraz plc	5.250	04/02/24	2,251,211
	2,800,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	2,900,696
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,550,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950%	02/06/28	$1,572,652
			TOTAL RUSSIA			10,134,657

SAUDI ARABIA - 0.5%
	2,275,000	g	SABIC Capital II BV	4.500	10/10/28	2,401,108
			TOTAL SAUDI ARABIA			2,401,108

SINGAPORE - 0.5%
	2,500,000	g	BOC Aviation Ltd	3.500	10/10/24	2,488,480
			TOTAL SINGAPORE			2,488,480

SOUTH AFRICA - 2.5%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,981,822
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	2,004,810
	1,325,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	1,376,454
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,730,195
	2,100,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,155,259
EUR	525,000	g	Sappi Papier Holding GmbH	3.125	04/15/26	606,272
	$2,800,000	g	Transnet SOC Ltd	4.000	07/26/22	2,751,434
			TOTAL SOUTH AFRICA			12,606,246

SPAIN - 0.5%
	2,500,000	g	International Airport Finance S.A.	12.000	03/15/33	2,683,750
			TOTAL SPAIN			2,683,750

SWITZERLAND - 0.4%
	2,000,000	g	Syngenta Finance NV	4.892	04/24/25	2,059,861
			TOTAL SWITZERLAND			2,059,861

THAILAND - 0.4%
	2,200,000	g	Bangkok Bank PCL	4.050	03/19/24	2,269,922
			TOTAL THAILAND			2,269,922

TOGO - 0.4%
	2,000,000	g	Ecobank Transnational, Inc	9.500	04/18/24	2,049,992
			TOTAL TOGO			2,049,992

TRINIDAD AND TOBAGO - 0.1%
	350,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	335,475
			TOTAL TRINIDAD AND TOBAGO			335,475

TURKEY - 2.2%
	1,900,000	g	Akbank TAS	7.200	03/16/27	1,547,162
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$2,000,000	g	Akbank TAS	6.797%	04/27/28	$1,550,000
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,610,608
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,589,860
	2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,773,258
	1,800,000	g	Turkiye Sise ve Cam Fabrikalari AS.	6.950	03/14/26	1,730,009
	1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,561,756
			TOTAL TURKEY			11,362,653

UKRAINE - 1.3%
	2,125,000	g	MHP Lux S.A.	6.950	04/03/26	2,027,662
UAH	54,050,000		Ukreximbank Via Biz Finance plc	16.500	03/02/21	1,924,981
	$2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,409,130
			TOTAL UKRAINE			6,361,773

UNITED ARAB EMIRATES - 1.3%
	1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,083,710
	2,100,000	g	DP World Ltd	5.625	09/25/48	2,219,093
	2,300,000	g	MDC-GMTN BV	4.500	11/07/28	2,470,524
			TOTAL UNITED ARAB EMIRATES			6,773,327

UNITED STATES - 0.4%
	2,300,000	g	Hyundai Capital America	2.750	09/27/26	2,106,011
			TOTAL UNITED STATES			2,106,011

			TOTAL CORPORATE BONDS			255,112,488
			(Cost $255,628,925)

GOVERNMENT BONDS - 45.1%

ANGOLA - 1.0%
	2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,353,133
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,684,485
			TOTAL ANGOLA			5,037,618

ARGENTINA - 1.7%
	2,850,000		Argentina Republic Government International Bond	5.625	01/26/22	2,228,700
ARS	26,000,000	j	Argentina Treasury Bill	0.000	04/30/20	593,645
	24,700,000	j	Argentina Treasury Bill	0.000	07/31/20	480,412
	$2,000,000		Argentine Republic Government International Bond	7.500	04/22/26	1,502,500
	4,000,000		Argentine Republic Government International Bond	7.125	06/28/17	2,670,000
	2,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,762,250
			TOTAL ARGENTINA			9,237,507
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
AZERBAIJAN - 0.6%
	$1,500,000	g	Republic of Azerbaijan Government International Bond	5.125%	09/01/29	$1,509,166
	1,400,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,580,158
			TOTAL AZERBAIJAN			3,089,324

BAHRAIN - 0.4%
	2,000,000	g	Bahrain Government International Bond	7.000	01/26/26	2,153,420
			TOTAL BAHRAIN			2,153,420

BARBADOS - 0.0%
	150,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	87,000
			TOTAL BARBADOS			87,000

BERMUDA - 0.5%
	2,500,000	g	Bermuda Government International Bond	4.750	02/15/29	2,671,750
			TOTAL BERMUDA			2,671,750

BRAZIL - 2.3%
	1,350,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,393,875
BRL	7,715,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,078,443
	7,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	1,948,328
	$2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,515,500
	3,625,000		Brazilian Government International Bond	5.625	02/21/47	3,552,500
			TOTAL BRAZIL			11,488,646

COLOMBIA - 0.5%
COP	5,065,000,000		Colombian TES	7.000	05/04/22	1,637,584
	2,825,000,000		Colombian TES	7.500	08/26/26	930,829
			TOTAL COLOMBIA			2,568,413

COSTA RICA - 0.6%
	$500,000	g	Costa Rica Government International Bond	7.000	04/04/44	479,375
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,431,250
			TOTAL COSTA RICA			2,910,625

COTE D’IVOIRE - 0.6%
	3,280,625	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	3,090,349
			TOTAL COTE D’IVOIRE			3,090,349

CROATIA - 0.4%
	2,000,000	g	Croatia Government International Bond	6.375	03/24/21	2,117,126
			TOTAL CROATIA			2,117,126
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
DOMINICAN REPUBLIC - 2.2%
	$2,100,000	g	Dominican Republic Government International Bond	5.875%	04/18/24	$2,189,250
	1,750,000	g	Dominican Republic Government International Bond	5.950	01/25/27	1,844,062
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,748,337
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,574,750
	2,000,000	g	Dominican Republic Government International Bond	6.500	02/15/48	2,077,020
			TOTAL DOMINICAN REPUBLIC			11,433,419

ECUADOR - 2.6%
	2,000,000	g	Ecuador Government International Bond	9.650	12/13/26	2,130,000
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,224,750
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,780,625
	2,500,000	g	Ecuador Government International Bond	7.875	01/23/28	2,409,375
	3,500,000	g	Ecuador Government International Bond	10.750	01/31/29	3,902,500
	1,250,000	g	Petroamazonas EP	4.625	02/16/20	1,240,000
	625,000	g	Petroamazonas EP	4.625	11/06/20	616,317
			TOTAL ECUADOR			13,303,567

EGYPT - 2.4%
	3,875,000	g	Egypt Government International Bond	5.577	02/21/23	3,837,226
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,124,230
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,461,642
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,593,720
	2,000,000	g	Egypt Government International Bond	8.700	03/01/49	2,062,206
			TOTAL EGYPT			12,079,024

EL SALVADOR - 0.6%
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	3,177,500
			TOTAL EL SALVADOR			3,177,500

GHANA - 1.2%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	626,737
	$3,325,000	g	Ghana Government International Bond	8.125	03/26/32	3,296,408
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,922,342
			TOTAL GHANA			5,845,487

GREECE - 0.6%
EUR	2,545,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	2,959,863
			TOTAL GREECE			2,959,863

GUATEMALA - 0.8%
	$2,650,000	g	Guatemala Government International Bond	4.375	06/05/27	2,595,940
	1,500,000	g	Guatemala Government International Bond	4.875	02/13/28	1,513,125
			TOTAL GUATEMALA			4,109,065

HONDURAS - 0.7%
	2,250,000	g	Honduras Government International Bond	7.500	03/15/24	2,452,500
	1,000,000	g	Honduras Government International Bond	6.250	01/19/27	1,051,250
			TOTAL HONDURAS			3,503,750
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
INDONESIA - 1.4%
	$1,150,000	g	Indonesia Government International Bond	4.625%	04/15/43	$1,166,942
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	966,148
	18,200,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,334,455
	19,700,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,396,281
	$1,975,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	2,033,262
			TOTAL INDONESIA			6,897,088

IRAQ - 1.0%
	3,350,000	g	Iraq Government International Bond	6.752	03/09/23	3,402,025
	1,600,000	g	Iraq Government International Bond	5.800	01/15/28	1,550,902
			TOTAL IRAQ			4,952,927

JAMAICA - 1.2%
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	3,565,813
	2,200,000		Jamaica Government International Bond	7.875	07/28/45	2,659,250
			TOTAL JAMAICA			6,225,063

JORDAN - 0.4%
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	1,945,320
			TOTAL JORDAN			1,945,320

KENYA - 0.6%
	1,450,000	g	Kenya Government International Bond	7.250	02/28/28	1,438,008
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,307,959
			TOTAL KENYA			2,745,967

KUWAIT - 0.3%
	1,500,000	g	Kuwait International Government Bond	3.500	03/20/27	1,530,330
			TOTAL KUWAIT			1,530,330

LEBANON - 0.8%
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	2,667,571
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,582,500
			TOTAL LEBANON			4,250,071

MEXICO - 0.5%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,599,185
			TOTAL MEXICO			2,599,185

MONGOLIA - 0.3%
	$1,400,000	g	Mongolia Government International Bond	8.750	03/09/24	1,546,580
			TOTAL MONGOLIA			1,546,580
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
MOROCCO - 0.4%
	$2,000,000	g	Morocco Government International Bond	5.500%	12/11/42	$2,138,974
			TOTAL MOROCCO			2,138,974

NIGERIA - 1.3%
	1,250,000	g	Nigeria Government International Bond	7.625	11/21/25	1,334,541
	2,725,000	g	Nigeria Government International Bond	6.500	11/28/27	2,680,136
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,466,605
			TOTAL NIGERIA			6,481,282

OMAN - 0.6%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,410,370
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,070,760
	750,000	g	Oman Government International Bond	6.750	01/17/48	680,154
			TOTAL OMAN			3,161,284

PAKISTAN - 0.7%
	3,450,000	g	Pakistan Government International Bond	6.875	12/05/27	3,418,988
			TOTAL PAKISTAN			3,418,988

PANAMA - 0.5%
	2,400,000	g	Panama Notas del Tesora	3.750	04/17/26	2,406,000
			TOTAL PANAMA			2,406,000

PARAGUAY - 0.8%
	2,525,000	g	Paraguay Government International Bond	4.700	03/27/27	2,630,040
	1,525,000	g	Paraguay Government International Bond	5.400	03/30/50	1,595,150
			TOTAL PARAGUAY			4,225,190

PERU - 0.4%
PEN	6,325,000	g	Peruvian Government International Bond	6.950	08/12/31	2,157,775
			TOTAL PERU			2,157,775

PHILIPPINES - 0.4%
PHP	105,000,000		Philippine Government International Bond	6.250	01/14/36	2,200,240
			TOTAL PHILIPPINES			2,200,240

POLAND - 0.3%
PLN	1,530,000		Republic of Poland Government International Bond	5.750	10/25/21	439,016
	4,900,000		Republic of Poland Government International Bond	2.750	10/25/29	1,256,840
			TOTAL POLAND			1,695,856

QATAR - 0.4%
	$2,100,000	g	Qatar Government International Bond	4.817	03/14/49	2,254,657
			TOTAL QATAR			2,254,657
340

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
REPUBLIC OF SERBIA - 1.1%
	$1,950,000	g	Serbia Government International Bond	7.250%	09/28/21	$2,120,783
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,606,302
	182,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,857,419
			TOTAL REPUBLIC OF SERBIA			5,584,504

RUSSIA - 1.5%
RUB	93,500,000		Russian Federal Bond - Federal Loan Obligation	7.000	08/16/23	1,410,448
	$2,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,011,364
	2,000,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	2,071,174
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	2,073,220
			TOTAL RUSSIA			7,566,206

RWANDA - 0.5%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,595,558
			TOTAL RWANDA			2,595,558

SENEGAL - 0.6%
	1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,348,449
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,381,063
			TOTAL SENEGAL			2,729,512

SOUTH AFRICA - 1.9%
	1,150,000		Republic of South Africa Government International Bond	5.875	06/22/30	1,174,933
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,476,524
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,482,761
	$1,715,000		South Africa Government International Bond	6.250	03/08/41	1,765,606
	1,250,000		South Africa Government International Bond	5.375	07/24/44	1,149,578
			TOTAL SOUTH AFRICA			10,049,402

SRI LANKA - 1.7%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,848,960
	2,500,000	g	Sri Lanka Government International Bond	6.825	07/18/26	2,466,363
	4,000,000	g	Sri Lanka Government International Bond	7.850	03/14/29	4,117,736
			TOTAL SRI LANKA			8,433,059

THAILAND - 0.4%
THB	14,000,000		Thailand Government International Bond	2.000	12/17/22	438,797
	23,000,000		Thailand Government International Bond	2.400	12/17/23	729,729
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,182,583
			TOTAL THAILAND			2,351,109
341

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
TURKEY - 1.2%
	$2,300,000		Turkey Government International Bond	3.250%	03/23/23	$2,014,547
	750,000		Turkey Government International Bond	5.750	03/22/24	701,631
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,565,932
	1,000,000		Turkey Government International Bond	6.875	03/17/36	895,461
			TOTAL TURKEY			6,177,571

UKRAINE - 2.2%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,342,752
	$5,950,000	g	Ukraine Government International Bond	7.750	09/01/25	5,596,689
	2,000,000	g	Ukraine Government International Bond	9.750	11/01/28	2,043,114
	2,300,000	g	Ukraine Government International Bond	7.375	09/25/32	2,027,324
	520,000	g,i,j	Ukraine Government International Bond	0.000	05/31/40	331,415
			TOTAL UKRAINE			11,341,294

URUGUAY - 0.6%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	494,316
	$2,000,000		Uruguay Government International Bond	4.375	10/27/27	2,085,000
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	530,592
			TOTAL URUGUAY			3,109,908

UZBEKISTAN - 0.7%
	$2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,180,779
	1,250,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	1,265,690
			TOTAL UZBEKISTAN			3,446,469

ZAMBIA - 0.7%
	400,000	g	Zambia Government International Bond	5.375	09/20/22	274,000
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	2,430,218
	750,000	g	Zambia Government International Bond	8.970	07/30/27	519,525
			TOTAL ZAMBIA			3,223,743

			TOTAL GOVERNMENT BONDS			230,304,565
			(Cost $234,680,627)

			TOTAL BONDS			485,417,053
			(Cost $490,309,552)

SHARES			COMPANY
COMMON STOCKS - 0.0%

BRAZIL – 0.0%
	151,162	*	Oi S.A. (ADR)			314,417
			TOTAL BRAZIL			314,417
			TOTAL COMMON STOCKS			314,417
			(Cost $1,044,573)
342

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 2.8%

EGYPT - 0.7%
EGP	8,600,000	j	Egypt Treasury Bills	0.000%	09/24/19	$468,899
	21,000,000	j	Egypt Treasury Bills	0.000	11/12/19	1,120,977
	39,500,000	j	Egypt Treasury Bills	0.000	12/03/19	2,089,605
			TOTAL EGYPT			3,679,481

NIGERIA - 0.7%
NGN	510,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,288,607
	778,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	2,130,523
			TOTAL NIGERIA			3,419,130

UNITED STATES - 1.4%
	$7,100,000		Federal Home Loan Bank (FHLB)	2.350	05/01/19	7,100,000
			TOTAL UNITED STATES			7,100,000

			TOTAL SHORT-TERM INVESTMENTS			14,198,611
			(Cost $14,093,349)

			TOTAL INVESTMENTS - 97.9%			499,930,081
			(Cost $505,447,474)
			OTHER ASSETS & LIABILITIES, NET - 2.1%			10,534,780
			NET ASSETS - 100.0%			$510,464,861

			Abbreviation(s):
	ADR		American Depositary Receipt
	ARS		Argentine Peso
	BRL		Brazilian Real
	COP		Colombian Peso
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	GHS		Ghanaian Cedi
	IDR		Indonesian Rupiah
	KZT		Kazakhstani Tenge
	MXN		Mexican Peso
	NGN		Nigerian Naira
	PEN		Peruvian Sol
	PHP		Philippine Peso
	PLN		Polish Zloty
	RSD		Serbian Dinar
	RUB		Russian Ruble
	THB		Thai Baht
	UAH		Ukrainian Hryvnia
	UYU		Uruguayan Peso
	ZAR		South African Rand
343

TIAA-CREF FUNDS - Emerging Markets Debt Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $371,172,412 or 72.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default

Bilateral credit default swap contracts outstanding as of April 30, 2019 were as follows:

Purchased

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount(1)	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
Petroleos Mexicanos	1.000%	Credit event as specified in contract	Goldman Sachs	12/20/23	$2,000,000	$115,296	$142,387	$(27,091)

(1) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Forward foreign currency contracts outstanding as of April 30, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,500,000	CNY	10,466,805	Australia and New Zealand Banking Group	11/19/19	$(51,111)

Abbreviation(s):
CNY	Chinese Yuan
344

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$230,304,565	45.1%
FINANCIALS	56,048,093	11.0
UTILITIES	49,763,238	9.8
ENERGY	44,853,506	8.8
COMMUNICATION SERVICES	35,758,455	7.0
MATERIALS	19,925,591	3.9
INDUSTRIALS	18,864,894	3.7
CONSUMER DISCRETIONARY	10,477,357	2.0
CONSUMER STAPLES	6,585,002	1.3
REAL ESTATE	6,230,240	1.2
INFORMATION TECHNOLOGY	3,917,279	0.7
HEALTH CARE	3,003,250	0.6
SHORT-TERM INVESTMENTS	14,198,611	2.8
OTHER ASSETS & LIABILITIES, NET	10,534,780	2.1

NET ASSETS	$510,464,861	100.0%
345

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2019

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.6%

AUSTRALIA - 0.2%
$746,241	†,i	Hamilton Holdco LLC	LIBOR 3 M + 2.000%	4.610%	07/02/25	$745,308
		TOTAL AUSTRALIA				745,308

CANADA - 0.2%
735,000	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.733	02/16/24	732,552
		TOTAL CANADA				732,552

IRELAND - 0.1%
530,110	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.487	01/15/25	529,798
		TOTAL IRELAND				529,798

LUXEMBOURG - 0.3%
740,625	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	4.483	03/31/24	736,463
245,000	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.483	03/11/24	225,829
		TOTAL LUXEMBOURG				962,292

UNITED KINGDOM - 0.0%
43,379	†,i	MA FinanceCo LLC	LIBOR 1 M + 2.500%	4.999	06/21/24	43,216
		TOTAL UNITED KINGDOM				43,216

UNITED STATES - 1.8%
643,434	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.473	12/14/23	638,879
720,000	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.233	03/01/24	719,611
496,222	i	Dell International LLC	LIBOR 1 M + 2.000%	4.490	09/07/23	496,222
122,813	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.750	04/29/24	121,277
459,201	i	First Data Corp	LIBOR 1 M + 2.000%	4.481	07/08/22	459,174
248,750	i	HD Supply, Inc	LIBOR 1 M + 1.750%	4.233	10/17/23	249,061
496,241	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.233	03/27/25	495,491
245,884	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.351	09/24/24	220,110
496,203	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.472	10/04/23	493,910
459,534	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.983	07/02/25	457,430
595,246	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.483	02/22/24	593,865
496,250	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.233	04/25/25	494,702
292,950	†,i	Seattle SpinCo, Inc	LIBOR 1 M + 2.500%	4.999	06/21/24	291,851
735,000	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.233	02/06/24	688,144
468,354	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.474	06/02/25	470,209
		TOTAL UNITED STATES				6,889,936

		TOTAL BANK LOAN OBLIGATIONS				9,903,102
		(Cost $10,028,494)

346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
BONDS - 91.4%

CORPORATE BONDS - 21.6%

BRAZIL - 0.3%
	$500,000	g	Banco do Brasil S.A.	4.625%	01/15/25	$505,750
	400,000		Petrobras Global Finance BV	5.750	02/01/29	401,000
	400,000		Petrobras Global Finance BV	6.900	03/19/49	400,196
			TOTAL BRAZIL			1,306,946

CANADA - 0.3%
	950,000	g	Eldorado Gold Corp	6.125	12/15/20	945,250
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	293,429
			TOTAL CANADA			1,238,679

CHILE - 0.5%
	$550,000	g	Banco del Estado de Chile	2.668	01/08/21	544,670
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	294,030
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	249,385
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	426,555
	450,000		Enel Chile S.A.	4.875	06/12/28	476,528
			TOTAL CHILE			1,991,168

CHINA - 0.6%
	200,000		Baidu, Inc	2.875	07/06/22	198,130
	500,000	z	Shimao Property Holdings Ltd	5.200	01/30/25	489,658
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	252,020
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	914,298
	$500,000	z	Vigorous Champion International Ltd	4.375	09/10/23	516,246
			TOTAL CHINA			2,370,352

COLOMBIA - 0.1%
	300,000		Ecopetrol S.A.	5.375	06/26/26	321,015
			TOTAL COLOMBIA			321,015

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	455,758
			TOTAL CZECH REPUBLIC			455,758

FRANCE - 0.3%
	850,000	g	Altice France S.A.	5.875	02/01/27	1,010,720
			TOTAL FRANCE			1,010,720
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
GERMANY - 0.2%
EUR	750,000	g,o	IHO Verwaltungs GmbH	3.750%	09/15/26	$866,159
			TOTAL GERMANY			866,159

INDIA - 0.3%
	$675,000	g	ICICI Bank Ltd	3.800	12/14/27	654,472
	200,000	z	Indian Railway Finance Corp Ltd	3.730	03/29/24	200,137
EUR	200,000		NTPC Ltd	2.750	02/01/27	235,338
			TOTAL INDIA			1,089,947

INDONESIA - 0.2%
	500,000	z	Bank Mandiri Persero Tbk PT	3.750	04/11/24	496,060
	425,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	436,340
			TOTAL INDONESIA			932,400

IRELAND - 0.2%
	850,000	g	James Hardie International Finance DAC	4.750	01/15/25	852,125
			TOTAL IRELAND			852,125

ISRAEL - 0.3%
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	631,397
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	503,250
			TOTAL ISRAEL			1,134,647

JAPAN - 1.5%
EUR	225,000	z	Mitsubishi UFJ Financial Group, Inc	0.680	01/26/23	255,846
	750,000	z	Mitsubishi UFJ Financial Group, Inc	0.980	10/09/23	864,099
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	571,629
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	572,589
	210,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	240,943
	600,000	z	Takeda Pharmaceutical Co Ltd	0.375	11/21/20	672,574
	1,800,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	2,084,816
	600,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	754,450
			TOTAL JAPAN			6,016,946

KAZAKHSTAN - 0.1%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	469,796
			TOTAL KAZAKHSTAN			469,796

LUXEMBOURG - 0.3%
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	390,569
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	607,973
			TOTAL LUXEMBOURG			998,542

MACAU - 0.1%
	$500,000		Sands China Ltd	5.125	08/08/25	527,570
			TOTAL MACAU			527,570
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
MEXICO - 0.5%
	$375,000	g	BBVA Bancomer S.A.	5.125%	01/18/33	$355,312
EUR	300,000	g	Cemex SAB de C.V.	3.125	03/19/26	346,216
	$200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	190,916
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	223,228
	400,000	z	Petroleos Mexicanos	3.625	11/24/25	440,264
	$650,000		Petroleos Mexicanos	5.350	02/12/28	608,595
			TOTAL MEXICO			2,164,531

NETHERLANDS - 0.1%
EUR	425,000	g	OCI NV	5.000	04/15/23	503,088
			TOTAL NETHERLANDS			503,088

PANAMA - 0.1%
	$550,000	g	Banco General S.A.	4.125	08/07/27	541,750
			TOTAL PANAMA			541,750

PERU - 0.1%
	550,000	g	Cerro del Aguila S.A.	4.125	08/16/27	543,680
			TOTAL PERU			543,680

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,154,162
			TOTAL PORTUGAL			1,154,162

QATAR - 0.1%
	$300,000	z	QNB Finance Ltd	3.500	03/28/24	297,483
			TOTAL QATAR			297,483

RUSSIA - 0.1%
EUR	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	458,909
			TOTAL RUSSIA			458,909

SAUDI ARABIA - 0.1%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	257,212
			TOTAL SAUDI ARABIA			257,212

SINGAPORE - 0.1%
	200,000	g	United Overseas Bank Ltd	3.750	04/15/29	202,915
			TOTAL SINGAPORE			202,915

SOUTH AFRICA - 0.2%
EUR	100,000	g	Sappi Papier Holding GmbH	3.125	04/15/26	115,480

349

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$350,000		SASOL Financing USA LLC		6.500%	09/27/28	$383,842
	400,000	g	Transnet SOC Ltd		4.000	07/26/22	393,062
			TOTAL SOUTH AFRICA				892,384

SUPRANATIONAL - 0.4%
	750,000	z	African Export-Import Bank		5.250	10/11/23	785,755
EUR	825,000		European Stability Mechanism		1.000	09/23/25	983,873
			TOTAL SUPRANATIONAL				1,769,628

SWEDEN - 0.2%
	$600,000	g	Stena AB		7.000	02/01/24	574,500
			TOTAL SWEDEN				574,500

SWITZERLAND - 0.6%
EUR	1,000,000	z	Cloverie plc for Zurich Insurance Co Ltd		1.500	12/15/28	1,170,365
	600,000	g,z	Credit Suisse Group AG.		1.250	07/17/25	688,763
	325,000		Tyco Electronics Group S.A.		1.100	03/01/23	374,051
			TOTAL SWITZERLAND				2,233,179

THAILAND - 0.1%
	$300,000	g	Bangkok Bank PCL		4.050	03/19/24	309,535
			TOTAL THAILAND				309,535

TURKEY - 0.2%
	500,000	g	Export Credit Bank of Turkey		5.375	10/24/23	447,391
	375,000	g	Turkcell Iletisim Hizmetleri AS.		5.800	04/11/28	326,314
			TOTAL TURKEY				773,705

UNITED ARAB EMIRATES - 0.2%
	200,000	g	ADCB Finance Cayman Ltd		4.000	03/29/23	203,953
	400,000	g	DP World Ltd		5.625	09/25/48	422,684
	300,000	i,z	First Abu Dhabi Bank PJSC	LIBOR 3 M + 0.950%	3.551	04/16/22	301,126
			TOTAL UNITED ARAB EMIRATES				927,763

UNITED KINGDOM - 1.6%
GBP	1,250,000		BAE Systems plc		4.125	06/08/22	1,730,886
EUR	500,000	z	Barclays plc		0.625	11/14/23	557,878
	1,000,000	z	Coca-Cola European Partners plc		1.500	11/08/27	1,177,378
GBP	750,000		HSBC Holdings plc		2.175	06/27/23	982,368
EUR	750,000		RELX Capital, Inc		1.300	05/12/25	874,892
	750,000	g	Virgin Media Finance plc		4.500	01/15/25	871,325
			TOTAL UNITED KINGDOM				6,194,727
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
UNITED STATES - 11.2%
EUR	200,000	z	Abbott Ireland Financing DAC	0.010%	09/27/20	$224,513
	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	576,686
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	590,672
	950,000	g	Adient Global Holdings Ltd	3.500	08/15/24	918,939
	1,200,000		Allergan Funding SCS	1.250	06/01/24	1,370,006
	150,000		Allergan Funding SCS	2.625	11/15/28	181,044
GBP	575,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	748,993
EUR	500,000		American International Group, Inc	1.500	06/08/23	580,282
	300,000		American Tower Corp	1.375	04/04/25	343,407
	600,000		American Tower Corp	1.950	05/22/26	704,826
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,204,249
	$1,000,000		Andeavor Logistics LP	4.250	12/01/27	1,017,796
EUR	1,125,000		Apple, Inc	1.375	05/24/29	1,342,900
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	666,143
	700,000		AT&T, Inc	1.300	09/05/23	816,915
	500,000		AT&T, Inc	2.350	09/05/29	603,486
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	496,155
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	808,417
	350,000		Ball Corp	4.375	12/15/23	448,932
	500,000		Bank of America Corp	1.375	03/26/25	586,496
	500,000	z	Bank of America Corp	1.662	04/25/28	585,373
	430,000		Becton Dickinson and Co	1.401	05/24/23	497,887
	570,000		Becton Dickinson and Co	1.401	05/24/23	659,989
	670,000		Becton Dickinson and Co	1.900	12/15/26	792,600
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	875,753
	500,000	z	Citigroup, Inc	1.500	07/24/26	581,131
	$1,200,000		Continental Resources, Inc	4.375	01/15/28	1,230,489
EUR	900,000		DH Europe Finance S.A.	1.200	06/30/27	1,025,502
	250,000		Digital Euro Finco LLC	2.625	04/15/24	303,303
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	131,692
	200,000		Discovery Communications LLC	2.500	09/20/24	258,263
	$600,000		Ensco plc	7.750	02/01/26	517,500
EUR	600,000		FedEx Corp	1.000	01/11/23	691,468
	500,000		FedEx Corp	1.625	01/11/27	589,591
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	193,980
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	425,943
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	892,118
	$150,000	g	Hyundai Capital America	3.250	09/20/22	149,248
	500,000	g	Hyundai Capital America	2.750	09/27/26	457,828
EUR	750,000		Illinois Tool Works, Inc	1.250	05/22/23	880,184
	550,000	g	International Game Technology plc	4.750	02/15/23	672,326
	800,000	g	Iron Mountain, Inc	3.000	01/15/25	905,603
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	587,649
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	793,375
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	549,259
	$850,000		MGM Resorts International	4.625	09/01/26	841,245
351

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
EUR	800,000		Morgan Stanley	1.342%	10/23/26	$917,084
	500,000	z	Mylan, Inc	2.125	05/23/25	569,494
GBP	600,000	z	New York Life Global Funding	1.750	12/15/22	790,846
EUR	650,000	g	OI European Group BV	3.125	11/15/24	775,071
	800,000		Parker-Hannifin Corp	1.125	03/01/25	916,643
	500,000		ProLogis LP	3.000	06/02/26	650,706
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	552,354
	750,000		Silgan Holdings, Inc	3.250	03/15/25	864,310
	500,000		Simon International Finance S.C.A	1.250	05/13/25	582,122
	500,000		Stryker Corp	2.125	11/30/27	618,581
	450,000		Stryker Corp	2.625	11/30/30	577,007
	1,300,000		SYSCO Corp	1.250	06/23/23	1,500,557
	900,000		The Procter & Gamble Company	0.625	10/30/24	1,032,168
	600,000		The Procter & Gamble Company	1.875	10/30/38	736,904
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	176,152
	200,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	234,869
	1,100,000		United Technologies Corp	1.150	05/18/24	1,275,127
	200,000		Verizon Communications, Inc	0.500	06/02/22	227,643
	400,000		Verizon Communications, Inc	1.375	10/27/26	468,240
	400,000		Verizon Communications, Inc	1.875	10/26/29	480,386
			TOTAL UNITED STATES			44,266,420

			TOTAL CORPORATE BONDS			85,648,341
			(Cost $84,871,468)

GOVERNMENT BONDS - 69.8%

ARGENTINA - 0.2%
	$1,175,000		Argentina Republic Government International Bond	5.625	01/26/22	918,850
			TOTAL ARGENTINA			918,850

AUSTRALIA - 1.7%
AUD	1,000,000		Australia Government International Bond	2.250	05/21/28	733,377
	3,300,000		Australia Government International Bond	3.000	03/21/47	2,586,022
	1,675,000		Treasury Corp of Victoria	3.000	10/20/28	1,257,408
	1,050,000	z	Treasury Corp of Victoria	2.500	10/22/29	749,879
	2,100,000		Western Australian Treasury Corp	2.500	07/23/24	1,528,593
			TOTAL AUSTRALIA			6,855,279

AUSTRIA - 0.5%
EUR	1,725,000	g	Republic of Austria Government International Bond	0.750	02/20/28	2,028,922
			TOTAL AUSTRIA			2,028,922

BELGIUM - 1.5%
	1,950,000	g	Kingdom of Belgium Government International Bond	0.900	06/22/29	2,285,308
352

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
EUR	875,000		Kingdom of Belgium Government International Bond	1.250%	04/22/33	$1,041,630
	1,650,000	g	Kingdom of Belgium Government International Bond	1.600	06/22/47	1,929,225
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	740,713
			TOTAL BELGIUM			5,996,876

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	1,015,265
			TOTAL BERMUDA			1,015,265

BRAZIL - 0.5%
BRL	7,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	1,939,700
			TOTAL BRAZIL			1,939,700

CANADA - 3.3%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,310,283
	8,860,000		Canadian Government International Bond	1.750	08/01/20	6,619,836
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,426,021
	1,650,000		Canadian Government International Bond	2.750	12/01/48	1,439,011
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,285,024
	1,000,000		Province of Quebec Canada	2.750	09/01/27	771,449
			TOTAL CANADA			12,851,624

CHINA - 0.4%
CNY	9,500,000		China Government Bond	4.000	05/22/24	1,456,592
			TOTAL CHINA			1,456,592

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,055,948
			TOTAL COTE D’IVOIRE			1,055,948

CYPRUS - 0.8%
EUR	300,000		Cyprus Government International Bond	2.750	06/27/24	372,883
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,576,927
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	698,241
	500,000	h,z	Cyprus Government International Bond	2.750	05/03/49	561,286
			TOTAL CYPRUS			3,209,337

DOMINICAN REPUBLIC - 0.2%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	958,672
			TOTAL DOMINICAN REPUBLIC			958,672

ECUADOR - 0.2%
	$625,000	g	Petroamazonas EP	4.625	11/06/20	616,317
			TOTAL ECUADOR			616,317
353

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
EGYPT - 0.8%
	$550,000	g	Egypt Government International Bond	5.577%	02/21/23	$544,639
	900,000	g	Egypt Government International Bond	7.600	03/01/29	907,226
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	994,185
	$675,000	g	Egypt Government International Bond	8.500	01/31/47	686,573
			TOTAL EGYPT			3,132,623

FINLAND - 0.3%
EUR	1,100,000	g	Finland Government International Bond	0.500	09/15/29	1,254,192
			TOTAL FINLAND			1,254,192

FRANCE - 4.2%
	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	484,330
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,654,082
	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,239,193
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,411,559
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,496,268
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,403,122
			TOTAL FRANCE			16,688,554

GERMANY - 1.7%
	1,425,000		Bundesrepublik Deutschland	1.250	08/15/48	1,850,879
	$5,000,000		Kreditanstalt fuer Wiederaufbau	1.875	12/15/20	4,961,342
			TOTAL GERMANY			6,812,221

GHANA - 0.4%
	825,000	g	Ghana Government International Bond	8.125	03/26/32	817,906
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	961,171
			TOTAL GHANA			1,779,077

GREECE - 2.0%
EUR	2,525,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	3,069,205
	425,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	502,502
	2,800,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	3,256,431
	900,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	1,051,841
			TOTAL GREECE			7,879,979

HONDURAS - 0.4%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,471,500
			TOTAL HONDURAS			1,471,500

INDIA - 0.1%
	400,000		Export-Import Bank of India	3.875	03/12/24	403,633
			TOTAL INDIA			403,633
354

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
INDONESIA - 0.9%
IDR	13,820,000,000		Indonesia Treasury Bond	8.250%	07/15/21	$996,431
	12,500,000,000		Indonesia Treasury Bond	7.500	05/15/38	799,913
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,726,690
			TOTAL INDONESIA			3,523,034

ISRAEL - 0.8%
ILS	3,200,000		Israel Government Bond-Fixed	3.750	03/31/47	1,010,278
	5,250,000		Israel Government International Bond	5.500	01/31/42	2,147,362
			TOTAL ISRAEL			3,157,640

ITALY - 4.9%
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	2,332,869
	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,668,426
	4,275,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	4,995,372
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,196,778
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,717,018
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,024,242
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,253,151
			TOTAL ITALY			19,187,856

JAPAN - 14.3%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	119,939
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	192,513
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	271,883
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	125,772
	738,150,000		Japan Government Five Year Bond	0.200	06/20/19	6,629,713
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,076,809
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,701,323
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	5,948,720
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,086,998
	289,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,513,389
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,094,922
	313,000,000		Japan Government Thirty Year Bond	0.700	06/20/48	2,927,367
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,328,297
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,531,187
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,496,169
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,267,604
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,629,025
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,362,471
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,302,637
			TOTAL JAPAN			56,606,738

KAZAKHSTAN - 0.2%
EUR	600,000	g	Kazakhstan Government International Bond	2.375	11/09/28	702,144
			TOTAL KAZAKHSTAN			702,144
355

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
KOREA, REPUBLIC OF - 4.0%
	$500,000		Export-Import Bank of Korea	3.000%	11/01/22	$502,707
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	489,242
KRW	3,210,000,000		Korea Treasury Bond	2.000	03/10/21	2,760,781
	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	4,893,876
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,937,882
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,502,910
	2,655,000,000		Korea Treasury Bond	2.625	06/10/28	2,414,585
	1,600,000,000		Korea Treasury Bond	2.375	12/10/28	1,429,318
			TOTAL KOREA, REPUBLIC OF			15,931,301

LEBANON - 0.3%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,155,298
			TOTAL LEBANON			1,155,298

MALAYSIA - 0.6%
MYR	5,000,000		Malaysia Government International Bond	3.757	04/20/23	1,215,941
	4,375,000		Malaysia Government International Bond	3.885	08/15/29	1,065,544
			TOTAL MALAYSIA			2,281,485

MEXICO - 0.8%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	739,688
	23,500,000		Mexican Bonos	5.750	03/05/26	1,090,091
EUR	1,100,000		Mexico Government International Bond	1.625	04/08/26	1,235,557
			TOTAL MEXICO			3,065,336

NETHERLANDS - 0.6%
	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,352,062
	975,000	g	Netherlands Government International Bond	0.750	07/15/28	1,160,547
			TOTAL NETHERLANDS			2,512,609

NEW ZEALAND - 0.5%
NZD	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,247,267
	1,100,000		New Zealand Government International Bond	2.750	04/15/37	787,009
			TOTAL NEW ZEALAND			2,034,276

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,303,185
			TOTAL NIGERIA			1,303,185

NORWAY - 0.9%
NOK	29,500,000	g	Norway Government International Bond	2.000	04/26/28	3,504,778
			TOTAL NORWAY			3,504,778

PANAMA - 0.3%
	$1,000,000	g	Panama Notas del Tesora	3.750	04/17/26	1,002,500
			TOTAL PANAMA			1,002,500
356

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
PARAGUAY - 0.2%
	$925,000	g	Paraguay Government International Bond	5.400%	03/30/50	$967,550
			TOTAL PARAGUAY			967,550

PERU - 0.4%
PEN	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,630,864
			TOTAL PERU			1,630,864

PHILIPPINES - 0.7%
PHP	45,000,000		Philippine Government International Bond	4.950	01/15/21	859,199
	40,000,000		Philippine Government International Bond	3.900	11/26/22	737,362
	$1,250,000		Philippine Government International Bond	3.750	01/14/29	1,313,601
			TOTAL PHILIPPINES			2,910,162

POLAND - 1.3%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,295,749
	3,300,000		Republic of Poland Government International Bond	2.500	07/25/26	854,427
	7,605,000		Republic of Poland Government International Bond	2.750	10/25/29	1,950,667
			TOTAL POLAND			5,100,843

PORTUGAL - 0.6%
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,177,589
			TOTAL PORTUGAL			2,177,589

QATAR - 0.3%
	$1,050,000	g	Qatar Government International Bond	4.817	03/14/49	1,127,328
			TOTAL QATAR			1,127,328

REPUBLIC OF SERBIA - 0.3%
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,224,672
			TOTAL REPUBLIC OF SERBIA			1,224,672

SAUDI ARABIA - 0.5%
	$2,000,000	g	Saudi Government International Bond	4.500	04/17/30	2,108,418
			TOTAL SAUDI ARABIA			2,108,418

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,108,071
			TOTAL SENEGAL			1,108,071

SINGAPORE - 1.0%
SGD	2,020,000		Singapore Government International Bond	2.000	07/01/20	1,487,128
	2,200,000		Singapore Government International Bond	1.750	04/01/22	1,609,626
357

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
SGD	1,300,000		Singapore Government International Bond	2.625%	05/01/28	$991,557
			TOTAL SINGAPORE			4,088,311

SOUTH AFRICA - 0.6%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	826,934
	16,500,000		South Africa Government International Bond	7.000	02/28/31	969,065
	7,800,000		South Africa Government International Bond	8.750	01/31/44	492,082
			TOTAL SOUTH AFRICA			2,288,081

SPAIN - 4.0%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,280,494
	2,985,000		Spain Government International Bond	0.400	04/30/22	3,408,998
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	5,881,168
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,283,609
	1,100,000	g	Spain Government International Bond	1.850	07/30/35	1,272,123
	2,025,000	g	Spain Government International Bond	2.700	10/31/48	2,535,752
			TOTAL SPAIN			15,662,144

SRI LANKA - 0.3%
	$1,000,000	g	Sri Lanka Government International Bond	6.850	03/14/24	1,010,100
			TOTAL SRI LANKA			1,010,100

SUPRANATIONAL - 1.7%
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	786,575
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	585,189
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,733,366
	2,000,000		International Bank for Reconstruction & Development	2.800	01/12/22	1,450,720
NZD	3,177,000		International Bank for Reconstruction & Development	3.375	01/25/22	2,199,606
			TOTAL SUPRANATIONAL			6,755,456

SWEDEN - 0.8%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	730,947
	13,300,000	g	Sweden Government International Bond	0.750	11/12/29	1,465,152
	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,004,690
			TOTAL SWEDEN			3,200,789

THAILAND - 1.5%
THB	33,000,000		Thailand Government International Bond	2.000	12/17/22	1,034,306
	104,500,000		Thailand Government International Bond	2.400	12/17/23	3,315,509
	48,800,000		Thailand Government International Bond	3.300	06/17/38	1,582,633
			TOTAL THAILAND			5,932,448

UNITED KINGDOM - 5.4%
GBP	2,000,000		United Kingdom Gilt	1.750	07/22/19	2,613,629
	2,310,000		United Kingdom Gilt	1.500	01/22/21	3,050,472
358

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
GBP	1,600,000		United Kingdom Gilt	0.500%	07/22/22	$2,067,671
	1,275,000		United Kingdom Gilt	4.250	12/07/27	2,097,078
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,202,561
	1,775,000		United Kingdom Gilt	4.250	03/07/36	3,241,218
	3,035,000		United Kingdom Gilt	1.500	07/22/47	3,792,401
	1,600,000		United Kingdom Gilt	1.750	07/22/57	2,172,731
			TOTAL UNITED KINGDOM			21,237,761

URUGUAY - 0.3%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	593,179
	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	535,333
			TOTAL URUGUAY			1,128,512

UZBEKISTAN - 0.4%
	$1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,470,758
			TOTAL UZBEKISTAN			1,470,758

			TOTAL GOVERNMENT BONDS			275,423,198
			(Cost $275,280,500)

			TOTAL BONDS			361,071,539
			(Cost $360,151,968)

SHORT-TERM INVESTMENTS - 4.4%

EGYPT - 1.2%
EGP	15,300,000	j	Egypt Treasury Bill	0.000	06/11/19	875,606
	36,000,000	j	Egypt Treasury Bill	0.000	08/27/19	1,987,231
	34,350,000	j	Egypt Treasury Bill	0.000	03/03/20	1,750,062
			TOTAL EGYPT			4,612,899

NIGERIA - 0.8%
NGN	610,000,000	j	Nigeria OMO Bill	0.000	01/09/20	1,541,275
	585,000,000	j	Nigeria Treasury Bill	0.000	06/13/19	1,602,000
			TOTAL NIGERIA			3,143,275

UNITED STATES - 2.4%
	$9,600,000		Federal Home Loan Bank (FHLB)	2.300	05/01/19	9,600,000
			TOTAL UNITED STATES			9,600,000

			TOTAL SHORT-TERM INVESTMENTS			17,356,174
			(Cost $17,169,275)

			TOTAL INVESTMENTS - 98.4%			388,330,815
			(Cost $387,349,737)
			OTHER ASSETS & LIABILITIES, NET - 1.6%			6,407,830
			NET ASSETS - 100.0%			$394,738,645

359

TIAA-CREF FUNDS - International Bond Fund

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/19, the aggregate value of these securities is $93,328,195 or 23.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund (see Note 1).
360

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of April 30, 2019 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$5,959,066	THB	190,738,373	Australia and New Zealand Banking Group	05/31/19	$(19,631)
	$6,242	AUD	8,854	Australia and New Zealand Banking Group	06/28/19	(8)
	$529,083	EUR	471,666	Australia and New Zealand Banking Group	06/28/19	(2,656)
	$1,198,630	EUR	1,069,839	Australia and New Zealand Banking Group	06/28/19	(7,468)
	$26,016,143	GBP	20,034,826	Australia and New Zealand Banking Group	06/28/19	(191,334)
	$4,789,864	NZD	7,239,009	Australia and New Zealand Banking Group	06/28/19	(50,326)
EUR	496,490		$554,315	Australia and New Zealand Banking Group	05/03/19	2,696
Total						$(268,727)
	$3,174,726	ILS	11,453,029	Bank of America	05/31/19	$(15,089)
	$15,201,659	KRW	17,484,036,073	Bank of America	05/31/19	171,325
Total						$156,236
	$5,218,394	PLN	19,956,944	Citibank, N.A.	05/31/19	$(8,783)
	$4,113,110	SGD	5,587,804	Citibank, N.A.	05/31/19	2,617
	$587,810	ZAR	8,482,718	Citibank, N.A.	05/31/19	(3,009)
	$9,953,307	AUD	14,139,004	Citibank, N.A.	06/28/19	(27,964)
	$47,831,898	JPY	5,324,268,073	Citibank, N.A.	06/28/19	(196,111)
	$1,788,588	NOK	15,333,823	Citibank, N.A.	06/28/19	7,093
	$3,229,461	SEK	30,192,134	Citibank, N.A.	06/28/19	35,206
Total						$(190,951)
	$133,098,897	EUR	118,271,338	Morgan Stanley	06/28/19	$(235,883)
Total						$(235,883)
	$12,801,572	CAD	17,191,922	Toronto Dominion Bank	06/28/19	$(50,780)
Total						$(50,780)
Total						$(590,105)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

361

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2019

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$275,423,198	69.8%
FINANCIALS	22,400,442	5.7
HEALTH CARE	14,109,333	3.6
INDUSTRIALS	12,279,992	3.0
MATERIALS	8,396,945	2.1
COMMUNICATION SERVICES	7,476,560	1.9
CONSUMER DISCRETIONARY	7,374,557	1.9
INFORMATION TECHNOLOGY	6,333,032	1.6
ENERGY	5,618,992	1.4
CONSUMER STAPLES	4,637,923	1.2
REAL ESTATE	3,813,687	1.0
UTILITIES	3,109,980	0.8
SHORT-TERM INVESTMENTS	17,356,174	4.4
OTHER ASSETS & LIABILITIES, NET	6,407,830	1.6

NET ASSETS	$394,738,645	100.0%

362

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 14, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 14, 2019	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: June 14, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer